UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 – March 31, 2009

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2009. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AXA Rosenberg Value Long/Short Equity Portfolio‡	925,090	$9,315,660
EQ/BlackRock Basic Value Equity Portfolio‡	1,650,463	14,259,755
EQ/BlackRock International Value Portfolio‡	891,148	6,616,871
EQ/Boston Advisors Equity Income Portfolio‡	1,076,305	3,736,469
EQ/Core Bond Index Portfolio‡	561,610	5,168,054
EQ/Davis New York Venture Portfolio‡	88,049	520,509
EQ/Evergreen International Bond Portfolio‡	281,855	2,595,866
EQ/Franklin Small Cap Value Portfolio‡	720,965	3,846,262
EQ/GAMCO Mergers and Acquisitions Portfolio‡	631,181	6,194,810
EQ/GAMCO Small Company Value Portfolio‡	349,927	6,615,916
EQ/Intermediate Government Bond Index Portfolio‡	102,419	1,001,285
EQ/International Core PLUS Portfolio‡	2,650,819	15,911,367
EQ/Large Cap Core PLUS Portfolio‡	2,905,487	14,832,419
EQ/Large Cap Growth PLUS Portfolio‡	1,105,684	11,867,146
EQ/Large Cap Value PLUS Portfolio‡	566,658	3,689,723
EQ/Long Term Bond Portfolio‡	654,340	8,041,556
EQ/Marsico Focus Portfolio‡	462,967	4,366,381
EQ/PIMCO Real Return Portfolio‡	791,997	7,758,448
EQ/Quality Bond PLUS Portfolio‡	560,795	4,916,227
EQ/Short Duration Bond Portfolio‡	67,904	637,877
EQ/Small Company Index Portfolio‡	328,498	1,870,437
EQ/Van Kampen Emerging Markets Equity Portfolio‡	1,197,580	8,824,945
EQ/Van Kampen Real Estate Portfolio‡	1,105,674	3,743,449
iShares COMEX Gold Trust*	59,440	5,372,782
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	54,820	1,877,037
iShares Dow Jones U.S. Utilities Sector Index Fund	19,000	1,156,340
iShares JPMorgan USD Emerging Markets Bond Fund	10,460	895,899
iShares MSCI EAFE Small Cap Index Fund	88,550	2,001,230
iShares S&P Developed ex-U.S. Property Index Fund	54,300	1,043,646
iShares S&P Global Clean Energy Index Fund	27,810	486,675
iShares S&P Global Energy Sector Index Fund	53,510	1,418,015
iShares S&P North American Natural Resources Sector Index Fund	190,660	4,503,389
iShares Silver Trust*	152,550	1,952,640
Multimanager Core Bond Portfolio‡	975,157	$9,628,689
Multimanager High Yield Portfolio‡	669,016	2,408,532
Multimanager International Equity Portfolio‡	1,354,273	9,663,377
Multimanager Large Cap Core Equity Portfolio‡	1,314,268	8,389,483
Multimanager Large Cap Value Portfolio‡	1,157,362	7,248,389
Multimanager Mid Cap Growth Portfolio‡	281,559	1,360,367
Multimanager Mid Cap Value Portfolio‡	692,355	3,682,067
Multimanager Small Cap Growth Portfolio*‡	1,042,608	4,820,465
Multimanager Small Cap Value Portfolio‡	99,863	569,733

Total Investment Companies (99.8%) (Cost $325,848,612)		214,810,187

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $1,343,406)	$1,343,406	1,343,406

Total Investments (100.4%) (Cost/Amortized Cost $327,192,018)		216,153,593
Other Assets Less Liabilities (-0.4%)		(966,103)

Net Assets (100%)		$215,187,490

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	$10,843,701	$18,452	$1,607,010	$9,315,660	$—	$(99,887)
EQ/BlackRock Basic Value Equity Portfolio	17,052,035	37,930	1,832,631	14,259,755	—	(815,046)
EQ/BlackRock International Value Portfolio	8,662,371	31,779	2,025,399	6,616,871	—	(1,212,335)
EQ/Boston Advisors Equity Income Portfolio	4,764,206	4,680	178,801	3,736,469	—	(39,929)
EQ/Core Bond Index Portfolio(a)	—	5,426,231	308,779	5,168,054	—	(1,030)
EQ/Davis New York Venture Portfolio	5,952,868	5,572	9,073,594	520,509	—	(4,337,827)
EQ/Evergreen International Bond Portfolio	2,864,906	6,151	186,484	2,595,866	—	(17,443)
EQ/Franklin Small Cap Value Portfolio	5,222,730	18,453	1,058,990	3,846,262	—	(587,345)
EQ/GAMCO Mergers and Acquisitions Portfolio	6,549,376	7,176	292,338	6,194,810	—	(80,932)
EQ/GAMCO Small Company Value Portfolio	7,727,202	13,327	673,255	6,615,916	—	(310,548)
EQ/Intermediate Government Bond Index Portfolio(b)	—	1,081,872	86,995	1,001,285	—	(224)
EQ/International Core PLUS Portfolio	19,275,554	43,055	2,897,984	15,911,367	—	(1,753,723)
EQ/Large Cap Core PLUS Portfolio	9,933,140	5,948,201	389,506	14,832,419	—	(93,157)
EQ/Large Cap Growth PLUS Portfolio	13,340,694	28,258	1,111,081	11,867,146	—	(324,217)
EQ/Large Cap Value PLUS Portfolio	870,846	2,915,000	15,147	3,689,723	—	(8,051)
EQ/Long Term Bond Portfolio	14,017,431	9,472	5,271,710	8,041,556	—	(469,946)
EQ/Marsico Focus Portfolio	4,922,941	5,572	215,098	4,366,381	—	(79,331)
EQ/Money Market Portfolio	2,650,160	1,259	2,651,419	—	1,259	(18)
EQ/PIMCO Real Return Portfolio	7,665,704	12,302	353,193	7,758,448	—	(15,110)
EQ/Quality Bond PLUS Portfolio	3,698,534	2,514,983	1,500,150	4,916,227	—	(194,067)
EQ/Short Duration Bond Portfolio	10,061,043	11,700	10,197,744	637,877	—	(691,345)
EQ/Small Company Index Portfolio	2,235,285	—	15,700	1,870,437	—	(5,056)
EQ/Van Kampen Emerging Markets Equity Portfolio	6,711,240	2,665,735	1,034,113	8,824,945	—	(650,328)
EQ/Van Kampen Real Estate Portfolio	5,751,777	235,503	1,447,120	3,743,449	—	(912,033)
Multimanager Core Bond Portfolio	10,314,111	97,979	811,181	9,628,689	68,429	(16,944)
Multimanager High Yield Portfolio	2,486,173	4,101	170,874	2,408,532	—	(65,276)
Multimanager International Equity Portfolio	11,309,261	—	150,880	9,663,377	—	(87,017)
Multimanager Large Cap Core Equity Portfolio	9,899,127	25,628	1,165,049	8,389,483	—	(492,643)
Multimanager Large Cap Value Portfolio	8,797,214	14,352	788,969	7,248,389	—	(390,991)
Multimanager Mid Cap Growth Portfolio	1,528,771	3,076	189,437	1,360,367	—	(104,916)
Multimanager Mid Cap Value Portfolio	4,241,342	8,201	480,064	3,682,067	—	(254,676)

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
Multimanager Small Cap Growth Portfolio	$5,547,444	$5,126	$259,229	$4,820,465	$—	$(107,717)
Multimanager Small Cap Value Portfolio	691,545	—	—	569,733	—	—

	$225,588,732	$21,201,126	$48,439,924	$194,102,534	$69,688	$(14,219,108)

(a)	formerly known as EQ/JPMorgan Core Bond Portfolio
(b)	formerly known as EQ/AllianceBernstein Intermediate Government Securities Portfolio

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$20,707,653	$195,445,940	$—	$216,153,593
Other Investments*	—	—	—	—

Total	$20,707,653	$195,445,940	$—	$216,153,593

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$24,640,725
Net Proceeds of Sales and Redemptions:
Investment Companies	$35,663,447

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$840,771
Aggregate gross unrealized depreciation	(111,807,357)

Net unrealized depreciation	$(110,966,586)

Federal income tax cost of investments	$327,120,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Income Portfolio‡	59,107,170	$361,971,959
EQ/Mutual Shares Portfolio‡	55,183,934	316,986,443
EQ/Templeton Growth Portfolio‡	54,365,110	308,531,906

Total Investment Companies (100.0%) (Cost $1,637,163,727)		987,490,308

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $886,572)	$886,572	886,572

Total Investments (100.1%) (Cost/Amortized Cost $1,638,050,299)		988,376,880
Other Assets Less Liabilities (-0.1%)		(890,437)

Net Assets (100%)		$987,486,443

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Franklin Income Portfolio	$363,212,608	$17,105,726	$3,978,193	$361,971,959	$—	$(1,916,411)
EQ/Mutual Shares Portfolio	339,071,820	17,105,726	4,586,990	316,986,443	—	(2,525,208)
EQ/Templeton Growth Portfolio	327,797,540	17,106,239	4,720,006	308,531,906	—	(2,658,162)

	$1,030,081,968	$51,317,691	$13,285,189	$987,490,308	$—	$(7,099,781)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$988,376,880	$—	$988,376,880
Other Investments*	—	—	—	—

Total	$—	$988,376,880	$—	$988,376,880

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$51,317,691
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,185,408

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(649,673,419)

Net unrealized depreciation	$(649,673,419)

Federal income tax cost of investments	$1,638,050,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	838,545	$11,228,117
iShares MSCI Austria Investable Market Index Fund	77,920	957,637
iShares MSCI Belgium Investable Market Index Fund	454,728	3,646,919
iShares MSCI EAFE Index Fund	17,710,554	665,739,725
iShares MSCI France Index Fund	868,290	14,934,588
iShares MSCI Germany Index Fund	1,378,220	20,618,171
iShares MSCI Hong Kong Index Fund	1,118,631	11,376,477
iShares MSCI Italy Index Fund	417,270	5,274,293
iShares MSCI Japan Index Fund	12,820,923	101,413,501
iShares MSCI Netherlands Investable Market Index Fund	368,110	4,597,694
iShares MSCI Pacific ex-Japan Index Fund	1,473,581	36,294,300
iShares MSCI Singapore Index Fund	352,950	2,220,055
iShares MSCI Spain Index Fund	266,005	7,988,130
iShares MSCI Sweden Index Fund	580,500	8,109,585
iShares MSCI United Kingdom Index Fund	5,631,948	59,022,815
iShares S&P Europe 350 Index Fund	5,790,820	148,129,176

Total Investment Companies (99.6%) (Cost $1,089,609,631)		1,101,551,183

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.7%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $7,846,706)	$7,846,706	7,846,706

Total Investments (100.3%) (Cost/Amortized Cost $1,097,456,337)		1,109,397,889
Other Assets Less Liabilities (-0.3%)		(3,709,582)

Net Assets (100%)		$1,105,688,307

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,101,551,183	$7,846,706	$—	$1,109,397,889
Other Investments*	—	—	—	—

Total	$1,101,551,183	$7,846,706	$—	$1,109,397,889

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,048,934,738
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,114,632

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,971,849
Aggregate gross unrealized depreciation	(7,171,885)

Net unrealized appreciation	$11,799,964

Federal income tax cost of investments	$1,097,597,925

The Portfolio has a net capital loss carryforward of $47,663 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	17,624	$179,893
EQ/Equity 500 Index Portfolio‡	1,592	22,323
EQ/Evergreen International Bond Portfolio‡	2,022	18,620
EQ/International Core PLUS Portfolio‡	959	5,755
EQ/International ETF Portfolio‡	816	4,248
EQ/Large Cap Core PLUS Portfolio‡	1,544	7,881
EQ/Large Cap Growth PLUS Portfolio‡	356	3,824
EQ/Mid Cap Value PLUS Portfolio‡	76	409
EQ/PIMCO Real Return Portfolio‡	2,122	20,790
EQ/Van Kampen Emerging Markets Equity Portfolio‡	342	2,517
Multimanager High Yield Portfolio‡	4,122	14,838

Total Investments (100.2%) (Cost $281,477)		281,098
Other Assets Less Liabilities (-0.2%)		(498)

Net Assets (100%)		$280,600

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Bond Index Portfolio	$387,906	$195,884	$402,285	$179,893	$—	$(1,727)
EQ/Equity 500 Index Portfolio	71,922	40,641	99,221	22,323	—	(16,118)
EQ/Evergreen International Bond Portfolio	42,231	21,133	46,757	18,620	—	(3,544)
EQ/International Core PLUS Portfolio	18,304	10,566	25,628	5,755	—	(4,021)
EQ/International ETF Portfolio	9,898	4,064	10,863	4,248	—	(2,552)
EQ/Large Cap Core PLUS Portfolio	13,386	4,063	9,403	7,881	—	(1,093)
EQ/Large Cap Growth PLUS Portfolio	7,590	3,251	8,378	3,824	—	(1,730)
EQ/Mid Cap Value PLUS Portfolio	1,451	813	2,012	409	—	(350)
EQ/PIMCO Real Return Portfolio	44,466	22,759	49,364	20,790	—	(2,826)
EQ/Van Kampen Emerging Markets Equity Portfolio	5,986	3,251	7,611	2,517	—	(963)
Multimanager High Yield Portfolio	35,231	18,694	42,238	14,838	—	(4,012)

	$638,371	$325,119	$703,760	$281,098	$—	$(38,936)

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$281,098	$—	$281,098
Other Investments*	—	—	—	—

Total	$—	$281,098	$—	$281,098

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$325,119
Net Proceeds of Sales and Redemptions:
Investment Companies	$664,824

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,368
Aggregate gross unrealized depreciation	(1,747)

Net unrealized depreciation	$(379)

Federal income tax cost of investments	$281,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	9,392	$95,866
EQ/Equity 500 Index Portfolio‡	2,398	33,623
EQ/Evergreen International Bond Portfolio‡	1,255	11,559
EQ/International Core PLUS Portfolio‡	1,913	11,481
EQ/International ETF Portfolio‡	1,322	6,878
EQ/Large Cap Core PLUS Portfolio‡	2,036	10,393
EQ/Large Cap Growth PLUS Portfolio‡	386	4,148
EQ/Mid Cap Value PLUS Portfolio‡	139	747
EQ/PIMCO Real Return Portfolio‡	1,422	13,925
EQ/Small Company Index Portfolio‡	780	4,444
EQ/Van Kampen Emerging Markets Equity Portfolio‡	324	2,387
Multimanager High Yield Portfolio‡	2,629	9,464

Total Investments (100.2%) (Cost $256,946)		204,915
Other Assets Less Liabilities (-0.2%)		(373)

Net Assets (100%)		$204,542

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Bond Index Portfolio	$96,068	$—	$52	$95,866	$—	$—
EQ/Equity 500 Index Portfolio	37,810	—	46	33,623	—	(21)
EQ/Evergreen International Bond Portfolio	12,001	—	8	11,559	—	(1)
EQ/International Core PLUS Portfolio	13,008	—	20	11,481	—	(11)
EQ/International ETF Portfolio	8,389	—	7	6,878	—	(4)
EQ/Large Cap Core PLUS Portfolio	11,528	—	5	10,393	—	(2)
EQ/Large Cap Growth PLUS Portfolio	4,377	—	3	4,148	—	(1)
EQ/Mid Cap Value PLUS Portfolio	861	—	1	747	—	—
EQ/PIMCO Real Return Portfolio	13,192	—	8	13,925	—	(1)
EQ/Small Company Index Portfolio	5,284	—	6	4,444	—	(3)
EQ/Van Kampen Emerging Markets Equity Portfolio	2,478	—	4	2,387	—	(2)
Multimanager High Yield Portfolio	9,381	—	8	9,464	—	(3)

	$214,377	$—	$168	$204,915	$—	$(49)

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$204,915	$—	$204,915
Other Investments*	—	—	—	—

Total	$—	$204,915	$—	$204,915

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$—
Net Proceeds of Sales and Redemptions:
Investment Companies	$119

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345
Aggregate gross unrealized depreciation	(52,376)

Net unrealized depreciation	$(52,031)

Federal income tax cost of investments	$256,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	8,102	$82,702
EQ/Equity 500 Index Portfolio‡	2,330	32,672
EQ/Evergreen International Bond Portfolio‡	1,025	9,444
EQ/International Core PLUS Portfolio‡	2,533	15,202
EQ/International ETF Portfolio‡	1,616	8,409
EQ/Large Cap Core PLUS Portfolio‡	4,084	20,850
EQ/Large Cap Growth PLUS Portfolio‡	395	4,239
EQ/Mid Cap Value PLUS Portfolio‡	151	810
EQ/PIMCO Real Return Portfolio‡	1,241	12,153
EQ/Small Company Index Portfolio‡	1,594	9,074
EQ/Van Kampen Emerging Markets Equity Portfolio‡	687	5,060
Multimanager High Yield Portfolio‡	2,227	8,018

Total Investments (100.2%) (Cost $271,509)		208,633
Other Assets Less Liabilities (-0.2%)		(383)

Net Assets (100%)		$208,250

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Bond Index Portfolio	$83,183	$—	$350	$82,702	$—	$(1)
EQ/Equity 500 Index Portfolio	36,926	—	347	32,672	—	(156)
EQ/Evergreen International Bond Portfolio	9,846	—	53	9,444	—	(9)
EQ/International Core PLUS Portfolio	17,324	—	210	15,202	—	(110)
EQ/International ETF Portfolio	10,285	—	64	8,409	—	(35)
EQ/Large Cap Core PLUS Portfolio	23,208	—	138	20,850	—	(60)
EQ/Large Cap Growth PLUS Portfolio	4,487	—	25	4,239	—	(10)
EQ/Mid Cap Value PLUS Portfolio	938	—	9	810	—	(4)
EQ/PIMCO Real Return Portfolio	11,555	—	56	12,153	—	(7)
EQ/Small Company Index Portfolio	10,845	—	105	9,074	—	(52)
EQ/Van Kampen Emerging Markets Equity Portfolio	5,282	—	79	5,060	—	(49)
Multimanager High Yield Portfolio	7,979	—	54	8,018	—	(17)

	$221,858	$—	$1,490	$208,633	$—	$(510)

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$208,633	$—	$208,633
Other Investments*	—	—	—	—

Total	$—	$208,633	$—	$208,633

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$—
Net Proceeds of Sales and Redemptions:
Investment Companies	$980

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$278
Aggregate gross unrealized depreciation	(63,154)

Net unrealized depreciation	$(62,876)

Federal income tax cost of investments	$271,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	24,502	$250,109
EQ/Equity 500 Index Portfolio‡	11,894	166,797
EQ/International Core PLUS Portfolio‡	18,862	113,218
EQ/International ETF Portfolio‡	6,879	35,793
EQ/Large Cap Core PLUS Portfolio‡	26,415	134,850
EQ/Large Cap Growth PLUS Portfolio‡	1,395	14,970
EQ/Mid Cap Value PLUS Portfolio‡	1,089	5,844
EQ/Small Company Index Portfolio‡	11,002	62,642
EQ/Van Kampen Emerging Markets Equity Portfolio‡	4,319	31,826

Total Investments (100.1%) (Cost $840,786)		816,049
Other Assets Less Liabilities (-0.1%)		(748)

Net Assets (100%)		$815,301

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$153,559	$190,511	$94,936	$250,109	$—	$72
EQ/Equity 500 Index Portfolio	108,683	142,469	95,643	166,797	—	(24,593)
EQ/International Core PLUS Portfolio	74,173	101,054	68,394	113,218	—	(17,998)
EQ/International ETF Portfolio	27,967	28,162	21,740	35,793	—	(7,696)
EQ/Large Cap Core PLUS Portfolio	91,405	106,023	70,797	134,850	—	(17,923)
EQ/Large Cap Growth PLUS Portfolio	9,706	11,596	7,741	14,970	—	(1,958)
EQ/Mid Cap Value PLUS Portfolio	3,851	4,970	3,317	5,844	—	(839)
EQ/Small Company Index Portfolio	43,080	51,355	36,221	62,642	—	(10,610)
EQ/Van Kampen Emerging Markets Equity Portfolio	19,847	26,506	18,552	31,826	—	(5,333)

	$532,271	$662,646	$417,341	$816,049	$—	$(86,878)

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$816,049	$—	$816,049
Other Investments*	—	—	—	—

Total	$—	$816,049	$—	$816,049

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$662,646
Net Proceeds of Sales and Redemptions:
Investment Companies	$330,463

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$576
Aggregate gross unrealized depreciation	(25,313)

Net unrealized depreciation	$(24,737)

Federal income tax cost of investments	$840,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	5,434	$55,467
EQ/Equity 500 Index Portfolio‡	11,419	160,126
EQ/International Core PLUS Portfolio‡	17,023	102,178
EQ/International ETF Portfolio‡	5,901	30,705
EQ/Large Cap Core PLUS Portfolio‡	25,469	130,017
EQ/Large Cap Growth PLUS Portfolio‡	1,111	11,921
EQ/Mid Cap Value PLUS Portfolio‡	734	3,942
EQ/Small Company Index Portfolio‡	9,294	52,921
EQ/Van Kampen Emerging Markets Equity Portfolio‡	3,251	23,953

Total Investments (100.2%) (Cost $935,575)		571,230
Other Assets Less Liabilities (-0.2%)		(981)

Net Assets (100%)		$570,249

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
EQ/Bond Index Portfolio	$55,653	$—	$100	$55,467	$—	$—
EQ/Equity 500 Index Portfolio	180,306	—	616	160,126	—	(275)
EQ/International Core PLUS Portfolio	115,960	—	523	102,178	—	(273)
EQ/International ETF Portfolio	37,505	—	139	30,705	—	(75)
EQ/Large Cap Core PLUS Portfolio	144,445	—	421	130,017	—	(181)
EQ/Large Cap Growth PLUS Portfolio	12,599	—	40	11,921	—	(17)
EQ/Mid Cap Value PLUS Portfolio	4,547	—	16	3,942	—	(8)
EQ/Small Company Index Portfolio	63,022	—	229	52,921	—	(112)
EQ/Van Kampen Emerging Markets Equity Portfolio	24,916	—	159	23,953	—	(99)

	$638,953	$—	$2,243	$571,230	$—	$(1,040)

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$571,230	$—	$571,230
Other Investments*	—	—	—	—

Total	$—	$571,230	$—	$571,230

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Investment Companies	$—
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,203

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(364,345)

Net unrealized depreciation	$(364,345)

Federal income tax cost of investments	$935,575

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.2%)
BorgWarner, Inc.^	56,300	$1,142,890
Cooper Tire & Rubber Co.^	81,700	330,068
Federal Mogul Corp.*^	69,800	466,264
Fuel Systems Solutions, Inc.*^	11,700	157,716
Gentex Corp.^	62,900	626,484
Goodyear Tire & Rubber Co.*	117,000	732,420
Johnson Controls, Inc.^	269,700	3,236,400
TRW Automotive Holdings Corp.*	94,200	303,324
WABCO Holdings, Inc.	29,100	358,221

		7,353,787

Automobiles (0.1%)
Ford Motor Co.*^	1,008,900	2,653,407
General Motors Corp.^	191,620	371,743
Harley-Davidson, Inc.^	108,500	1,452,815
Thor Industries, Inc.	25,400	396,748

		4,874,713

Distributors (0.1%)
Genuine Parts Co.^	70,700	2,111,102
LKQ Corp.*^	62,200	887,594

		2,998,696

Diversified Consumer Services (0.5%)
American Public Education, Inc.*	8,600	361,716
Apollo Group, Inc., Class A*^	52,400	4,104,492
Capella Education Co.*^	7,800	413,400
Career Education Corp.*	39,400	944,024
Coinstar, Inc.*^	19,900	651,924
Corinthian Colleges, Inc.*^	34,300	667,135
DeVry, Inc.	25,500	1,228,590
H&R Block, Inc.	141,300	2,570,247
Hillenbrand, Inc.	26,700	427,467
ITT Educational Services, Inc.*^	15,900	1,930,578
K12, Inc.*^	16,500	229,350
Matthews International Corp., Class A	13,300	383,173
Regis Corp.	40,600	586,670
Service Corp. International^	117,700	410,773
Sotheby’s, Inc.	48,300	434,700
Strayer Education, Inc.^	5,900	1,061,233
Weight Watchers International, Inc.^	15,500	287,525

		16,692,997

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*^	26,600	489,972
Bob Evans Farms, Inc.^	23,100	517,902
Brinker International, Inc.^	49,900	753,490
Burger King Holdings, Inc.^	33,000	757,350
Carnival Corp.	190,500	4,114,800
CEC Entertainment, Inc.*^	21,600	559,008
Cheesecake Factory, Inc.*	52,600	602,270
Chipotle Mexican Grill, Inc., Class A*^	14,800	982,424
Choice Hotels International, Inc.^	15,500	400,210
Darden Restaurants, Inc.^	62,300	2,134,398
Gaylord Entertainment Co.*^	30,900	257,397
International Game Technology^	142,900	1,317,538
International Speedway Corp., Class A	14,900	328,694
Jack in the Box, Inc.*^	25,200	586,908
Las Vegas Sands Corp.*^	77,200	232,372
Life Time Fitness, Inc.*^	25,100	315,256
Marriott International, Inc., Class A^	129,300	$2,115,348
McDonald’s Corp.	491,100	26,799,327
Panera Bread Co., Class A*^	12,200	681,980
Papa John’s International, Inc.*^	23,600	539,732
Royal Caribbean Cruises Ltd.^	60,800	487,008
Scientific Games Corp., Class A*^	30,000	363,300
Sonic Corp.*	47,600	476,952
Speedway Motorsports, Inc.^	27,700	327,414
Starbucks Corp.*	319,100	3,545,201
Starwood Hotels & Resorts Worldwide, Inc.^	85,800	1,089,660
Texas Roadhouse, Inc., Class A*^	62,600	596,578
Tim Hortons, Inc.^	83,900	2,128,543
Vail Resorts, Inc.*^	16,600	339,138
Wendy’s/Arby’s Group, Inc., Class A^	189,500	953,185
WMS Industries, Inc.*^	19,600	409,836
Wyndham Worldwide Corp.	79,300	333,060
Wynn Resorts Ltd.*	21,800	435,346
Yum! Brands, Inc.^	207,600	5,704,848

		61,676,445

Household Durables (0.4%)
Black & Decker Corp.^	27,000	852,120
Centex Corp.	53,800	403,500
D.R. Horton, Inc.	142,400	1,381,280
Ethan Allen Interiors, Inc.	25,900	291,634
Fortune Brands, Inc.^	65,100	1,598,205
Garmin Ltd.	56,300	1,194,123
Harman International Industries, Inc.^	25,700	347,721
Jarden Corp.*^	29,900	378,833
KB Home	33,700	444,166
Leggett & Platt, Inc.^	69,300	900,207
Lennar Corp., Class A	60,900	457,359
M.D.C. Holdings, Inc.	15,500	482,670
Meritage Homes Corp.*^	35,900	409,978
Mohawk Industries, Inc.*	25,700	767,659
Newell Rubbermaid, Inc.	123,300	786,654
Pulte Homes, Inc.^	96,000	1,049,280
Ryland Group, Inc.	25,500	424,830
Snap-On, Inc.^	25,100	630,010
Stanley Works^	34,200	995,904
Tempur-Pedic International, Inc.^	58,100	424,130
Toll Brothers, Inc.*	55,500	1,007,880
Tupperware Brands Corp.	27,600	468,924
Whirlpool Corp.^	33,500	991,265

		16,688,332

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	138,900	10,200,816
Expedia, Inc.*^	90,000	817,200
Liberty Media Corp., Interactive, Class A*	299,000	867,100
Netflix, Inc.*^	18,800	806,896
priceline.com, Inc.*	16,000	1,260,480

		13,952,492

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	41,600	298,688
Eastman Kodak Co.^	133,300	506,540
Hasbro, Inc.	53,700	1,346,259
JAKKS Pacific, Inc.*	21,100	260,585
Mattel, Inc.	153,000	1,764,090
Polaris Industries, Inc.^	14,200	304,448

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pool Corp.^	25,400	$340,360

		4,820,970

Media (2.5%)
Arbitron, Inc.^	14,700	220,647
Cablevision Systems Corp. - New York Group, Class A	99,400	1,286,236
CBS Corp., Class B	260,700	1,001,088
Central European Media Enterprises Ltd., Class A*^	21,200	242,952
Cinemark Holdings, Inc.	50,400	473,256
Clear Channel Outdoor Holdings, Inc., Class A*^	90,600	332,502
Comcast Corp., Class A^	1,216,274	16,589,977
Cox Radio, Inc., Class A*^	83,100	340,710
CTC Media, Inc.*	110,200	502,512
DIRECTV Group, Inc.*^	258,900	5,900,331
Discovery Communications, Inc., Class C*	118,500	1,736,025
DISH Network Corp., Class A*	114,100	1,267,651
Gannett Co., Inc.	104,200	229,240
Hearst-Argyle Television, Inc.	32,700	136,032
Interactive Data Corp.	19,100	474,826
Interpublic Group of Cos., Inc.*^	207,900	856,548
Lamar Advertising Co., Class A*^	37,000	360,750
Liberty Global, Inc., Class A*^	150,400	2,189,824
Liberty Media Corp., Capital Series, Class A*	81,600	569,568
Liberty Media Corp., Entertainment Series, Class A*	259,400	5,175,030
Live Nation, Inc.*	50,700	135,369
Marvel Entertainment, Inc.*	21,100	560,205
McGraw-Hill Cos., Inc.	140,900	3,222,383
Mediacom Communications Corp., Class A*	105,600	425,568
Meredith Corp.^	24,200	402,688
Morningstar, Inc.*^	13,000	443,950
New York Times Co., Class A^	66,300	299,676
News Corp., Class A	981,194	6,495,504
Omnicom Group, Inc.^	140,200	3,280,680
Scholastic Corp.^	24,900	375,243
Scripps Networks Interactive, Inc., Class A^	37,000	832,870
Sirius XM Radio, Inc.*	1,652,700	578,445
Time Warner Cable, Inc.^	152,650	3,785,729
Time Warner, Inc.	516,066	9,960,077
Viacom, Inc., Class B*	247,800	4,306,764
Virgin Media, Inc.^	133,700	641,760
Walt Disney Co.^	823,757	14,959,427
Warner Music Group Corp.*	136,900	321,715
World Wrestling Entertainment, Inc., Class A^	32,700	377,358

		91,291,116

Multiline Retail (0.8%)
99 Cents Only Stores*^	32,700	302,148
Big Lots, Inc.*^	35,800	743,924
Dollar Tree, Inc.*	36,900	1,643,895
Family Dollar Stores, Inc.^	55,200	1,842,024
J.C. Penney Co., Inc.^	105,600	2,119,392
Kohl’s Corp.*	142,800	6,043,296
Macy’s, Inc.	203,500	1,811,150
Nordstrom, Inc.^	78,400	1,313,200
Saks, Inc.*^	86,100	161,007
Sears Holdings Corp.*^	25,800	1,179,318
Target Corp.	333,500	$11,469,065

		28,628,419

Specialty Retail (2.3%)
Aaron Rents, Inc.^	19,700	525,202
Abercrombie & Fitch Co., Class A^	38,800	923,440
Advance Auto Parts, Inc.^	42,500	1,745,900
American Eagle Outfitters, Inc.^	75,700	926,568
AnnTaylor Stores Corp.*^	55,500	288,600
AutoNation, Inc.*^	67,400	935,512
AutoZone, Inc.*^	17,100	2,780,802
Barnes & Noble, Inc.^	24,100	515,258
bebe stores, Inc.^	62,000	413,540
Bed Bath & Beyond, Inc.*^	117,600	2,910,600
Best Buy Co., Inc.^	148,600	5,640,856
Buckle, Inc.^	19,100	609,863
Cabela’s, Inc.*	62,200	566,642
CarMax, Inc.*^	99,200	1,234,048
Collective Brands, Inc.*	33,600	327,264
Dick’s Sporting Goods, Inc.*^	41,500	592,205
Dress Barn, Inc.*^	52,000	639,080
DSW, Inc., Class A*^	33,900	314,931
Foot Locker, Inc.	68,400	716,832
GameStop Corp., Class A*	72,600	2,034,252
Gap, Inc.	213,700	2,775,963
Guess?, Inc.^	29,000	611,320
Gymboree Corp.*^	18,600	397,110
Home Depot, Inc.	720,400	16,972,624
J. Crew Group, Inc.*	29,300	386,174
Limited Brands, Inc.	118,600	1,031,820
Lowe’s Cos., Inc.	626,400	11,431,800
Men’s Wearhouse, Inc.^	34,000	514,760
Office Depot, Inc.*	198,000	259,380
O’Reilly Automotive, Inc.*^	56,300	1,971,063
Penske Automotive Group, Inc.^	64,000	597,120
PetSmart, Inc.^	54,500	1,142,320
RadioShack Corp.^	61,100	523,627
Rent-A-Center, Inc.*	32,400	627,588
Ross Stores, Inc.	58,400	2,095,392
Sally Beauty Holdings, Inc.*^	99,900	567,432
Sherwin-Williams Co.^	42,100	2,187,937
Signet Jewelers Ltd.^	38,800	444,260
Staples, Inc.^	308,500	5,586,935
Tiffany & Co.^	54,100	1,166,396
TJX Cos., Inc.	181,900	4,663,916
Tractor Supply Co.*	15,500	558,930
Urban Outfitters, Inc.*^	48,700	797,219
Williams-Sonoma, Inc.^	52,900	533,232

		82,485,713

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*^	24,000	451,440
Coach, Inc.*	150,200	2,508,340
Columbia Sportswear Co.^	12,000	359,040
Deckers Outdoor Corp.*^	6,000	318,240
Fossil, Inc.*	26,200	411,340
Hanesbrands, Inc.*^	42,700	408,639
Iconix Brand Group, Inc.*	40,800	361,080
Jones Apparel Group, Inc.	51,900	219,018
Liz Claiborne, Inc.	71,600	176,852
NIKE, Inc., Class B	158,900	7,450,821
Phillips-Van Heusen Corp.	23,000	521,640
Polo Ralph Lauren Corp.	26,800	1,132,300
Skechers U.S.A., Inc., Class A*	35,000	233,450
Timberland Co., Class A*^	36,300	433,422
Under Armour, Inc., Class A*^	16,400	269,452

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.^	38,200	$2,181,602
Warnaco Group, Inc.*^	22,800	547,200
Wolverine World Wide, Inc.	21,100	328,738

		18,312,614

Total Consumer Discretionary		349,776,294

Consumer Staples (11.3%)
Beverages (2.5%)
Brown-Forman Corp., Class B	44,300	1,720,169
Central European Distribution Corp.*	17,900	192,604
Coca-Cola Co.	1,003,400	44,099,430
Coca-Cola Enterprises, Inc.	134,700	1,776,693
Constellation Brands, Inc., Class A*	80,700	960,330
Dr. Pepper Snapple Group, Inc.*	111,500	1,885,465
Hansen Natural Corp.*	29,100	1,047,600
Molson Coors Brewing Co., Class B	48,700	1,669,436
Pepsi Bottling Group, Inc.	59,200	1,310,688
PepsiAmericas, Inc.^	89,300	1,540,425
PepsiCo, Inc.	687,200	35,377,056

		91,579,896

Food & Staples Retailing (3.0%)
Arden Group, Inc., Class A^	2,800	327,152
BJ’s Wholesale Club, Inc.*	24,800	793,352
Casey’s General Stores, Inc.^	20,700	551,862
Costco Wholesale Corp.	186,000	8,615,520
CVS Caremark Corp.	622,700	17,118,023
Kroger Co.	272,200	5,776,084
Nash Finch Co.^	10,300	289,327
Ruddick Corp.^	16,800	377,160
Safeway, Inc.	189,800	3,832,062
Spartan Stores, Inc.^	16,400	252,724
SUPERVALU, Inc.	93,400	1,333,752
SYSCO Corp.^	260,300	5,934,840
United Natural Foods, Inc.*^	20,200	383,194
Walgreen Co.^	415,400	10,783,784
Wal-Mart Stores, Inc.	972,100	50,646,410
Weis Markets, Inc.	12,700	394,208
Whole Foods Market, Inc.^	60,800	1,021,440
Winn-Dixie Stores, Inc.*^	28,400	271,504

		108,702,398

Food Products (1.8%)
Archer-Daniels-Midland Co.	279,000	7,750,620
Bunge Ltd.^	51,400	2,911,810
Cal-Maine Foods, Inc.^	16,800	376,152
Campbell Soup Co.^	91,000	2,489,760
ConAgra Foods, Inc.	193,700	3,267,719
Corn Products International, Inc.	30,100	638,120
Darling International, Inc.*	86,300	320,173
Dean Foods Co.*	56,800	1,026,944
Del Monte Foods Co.	84,800	618,192
Fresh Del Monte Produce, Inc.*^	21,500	353,030
General Mills, Inc.	139,700	6,968,236
Green Mountain Coffee Roasters, Inc.*^	2,415	115,920
H.J. Heinz Co.^	134,400	4,443,264
Hain Celestial Group, Inc.*^	20,900	297,616
Hershey Co.^	65,300	2,269,175
Hormel Foods Corp.	30,000	951,300
J&J Snack Foods Corp.	13,900	480,801
JM Smucker Co.	52,037	1,939,419
Kellogg Co.	105,600	3,868,128
Kraft Foods, Inc., Class A	636,800	14,194,272
Lancaster Colony Corp.	14,100	584,868
Lance, Inc.	21,600	449,712
McCormick & Co., Inc. (Non-Voting)	48,400	$1,431,188
Ralcorp Holdings, Inc.*	24,500	1,320,060
Sara Lee Corp.	305,100	2,465,208
Smithfield Foods, Inc.*^	64,800	613,008
Synutra International, Inc.*^	39,100	321,011
Tootsie Roll Industries, Inc.	16,892	366,894
TreeHouse Foods, Inc.*^	15,700	452,003
Tyson Foods, Inc., Class A	177,700	1,668,603

		64,953,206

Household Products (2.4%)
Church & Dwight Co., Inc.	28,600	1,493,778
Clorox Co.^	58,100	2,990,988
Colgate-Palmolive Co.^	214,500	12,651,210
Energizer Holdings, Inc.*^	25,500	1,267,095
Kimberly-Clark Corp.	174,800	8,060,028
Procter & Gamble Co.	1,306,000	61,499,540

		87,962,639

Personal Products (0.1%)
Avon Products, Inc.^	196,300	3,774,849
Chattem, Inc.*^	7,400	414,770
Estee Lauder Cos., Inc., Class A	41,500	1,022,975
Herbalife Ltd.	29,400	440,412
Nu Skin Enterprises, Inc., Class A	36,400	381,836
USANA Health Sciences, Inc.*^	11,900	266,084

		6,300,926

Tobacco (1.5%)
Altria Group, Inc.	902,000	14,450,040
Lorillard, Inc.	74,200	4,581,108
Philip Morris International, Inc.	913,900	32,516,562
Reynolds American, Inc.	73,900	2,648,576
Universal Corp.^	11,300	338,096
Vector Group Ltd.	26,100	339,039

		54,873,421

Total Consumer Staples		414,372,486

Energy (11.8%)
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*^	25,000	414,750
Baker Hughes, Inc.	139,500	3,982,725
BJ Services Co.^	126,800	1,261,660
Bristow Group, Inc.*^	18,000	385,740
Cal Dive International, Inc.*^	60,000	406,200
Cameron International Corp.*	99,700	2,186,421
CARBO Ceramics, Inc.^	9,700	275,868
Complete Production Services, Inc.*	42,100	129,668
Diamond Offshore Drilling, Inc.^	30,200	1,898,372
Dresser-Rand Group, Inc.*^	37,500	828,750
Dril-Quip, Inc.*^	20,100	617,070
ENSCO International, Inc.	63,300	1,671,120
Exterran Holdings, Inc.*^	30,300	485,406
FMC Technologies, Inc.*	60,700	1,904,159
GulfMark Offshore, Inc.*	13,500	322,110
Halliburton Co.	379,700	5,873,959
Helix Energy Solutions Group, Inc.*	43,000	221,020
Helmerich & Payne, Inc.^	46,700	1,063,359
Hornbeck Offshore Services, Inc.*^	19,700	300,228
IHS, Inc., Class A*^	19,900	819,482
ION Geophysical Corp.*	93,100	145,236
Key Energy Services, Inc.*	77,000	221,760
Lufkin Industries, Inc.^	8,800	333,344
Nabors Industries Ltd.*^	116,700	1,165,833
National Oilwell Varco, Inc.*^	185,300	5,319,963
Oceaneering International, Inc.*^	24,000	884,880
Oil States International, Inc.*^	21,900	293,898

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.^	63,600	$569,856
Pride International, Inc.*^	74,400	1,337,712
Rowan Cos., Inc.^	49,200	588,924
Schlumberger Ltd.^	523,100	21,248,322
SEACOR Holdings, Inc.*^	8,700	507,297
Smith International, Inc.	95,900	2,059,932
Superior Energy Services, Inc.*^	34,900	449,861
Tidewater, Inc.^	22,900	850,277
Unit Corp.*^	20,200	422,584
Willbros Group, Inc.*^	44,500	431,650

		61,879,396

Oil, Gas & Consumable Fuels (10.1%)
Alpha Natural Resources, Inc.*	28,200	500,550
Anadarko Petroleum Corp.	202,800	7,886,892
Apache Corp.	140,400	8,998,236
Apco Argentina, Inc.^	16,300	179,626
Arch Coal, Inc.^	60,400	807,548
Arena Resources, Inc.*^	16,400	417,872
Atlas America, Inc.	20,100	175,875
Berry Petroleum Co., Class A^	23,500	257,560
Bill Barrett Corp.*	20,300	451,472
BPZ Resources, Inc.*^	56,300	208,310
Cabot Oil & Gas Corp.	44,600	1,051,222
Carrizo Oil & Gas, Inc.*^	19,100	169,608
Chesapeake Energy Corp.^	250,700	4,276,942
Chevron Corp.	892,100	59,984,804
Cimarex Energy Co.^	37,600	691,088
Clayton Williams Energy, Inc.*	8,800	257,312
CNX Gas Corp.*	58,600	1,389,406
Comstock Resources, Inc.*	19,000	566,200
ConocoPhillips	672,800	26,346,848
Consol Energy, Inc.	79,500	2,006,580
Contango Oil & Gas Co.*^	8,800	344,960
Continental Resources, Inc.*^	65,300	1,385,013
Denbury Resources, Inc.*	112,400	1,670,264
Devon Energy Corp.	190,500	8,513,445
El Paso Corp.^	299,900	1,874,375
Encore Acquisition Co.*	22,700	528,229
EOG Resources, Inc.	104,500	5,722,420
EXCO Resources, Inc.*^	62,100	621,000
Exxon Mobil Corp.	2,144,100	146,013,210
Forest Oil Corp.*^	40,000	526,000
Foundation Coal Holdings, Inc.	25,800	370,230
Frontier Oil Corp.	45,200	578,108
Frontline Ltd.^	78,200	1,359,898
GMX Resources, Inc.*^	11,700	76,050
Hess Corp.	126,200	6,840,040
Holly Corp.^	23,200	491,840
International Coal Group, Inc.*^	148,900	239,729
Marathon Oil Corp.	314,100	8,257,689
Mariner Energy, Inc.*	38,500	298,375
Massey Energy Co.	34,200	346,104
McMoRan Exploration Co.*	37,600	176,720
Murphy Oil Corp.	84,400	3,778,588
Newfield Exploration Co.*	57,500	1,305,250
Noble Energy, Inc.	70,400	3,793,152
Nordic American Tanker Shipping Ltd.^	14,600	427,780
Occidental Petroleum Corp.	354,600	19,733,490
Overseas Shipholding Group, Inc.^	11,700	265,239
Patriot Coal Corp.*^	34,900	129,479
Peabody Energy Corp.	113,400	2,839,536
Penn Virginia Corp.	18,700	205,326
Petrohawk Energy Corp.*^	106,200	2,042,226
Pioneer Natural Resources Co.^	51,300	$844,911
Quicksilver Resources, Inc.*	44,800	248,192
Range Resources Corp.	65,000	2,675,400
SandRidge Energy, Inc.*	42,500	280,075
Ship Finance International Ltd.^	30,700	201,392
Southern Union Co.^	49,100	747,302
Southwestern Energy Co.*	146,100	4,337,709
Spectra Energy Corp.	277,900	3,929,506
St. Mary Land & Exploration Co.^	25,800	341,334
Stone Energy Corp.*	18,200	60,606
Sunoco, Inc.	49,000	1,297,520
Swift Energy Co.*^	15,600	113,880
Teekay Corp.^	26,100	371,403
Tesoro Corp.^	54,900	739,503
Valero Energy Corp.	220,900	3,954,110
W&T Offshore, Inc.	26,200	161,130
Walter Industries, Inc.	24,500	560,315
Western Refining, Inc.^	50,200	599,388
Whiting Petroleum Corp.*^	18,000	465,300
Williams Cos., Inc.	258,800	2,945,144
World Fuel Services Corp.^	13,700	433,331
XTO Energy, Inc.	238,300	7,296,746

		369,981,913

Total Energy		431,861,309

Financials (11.9%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc.*^	19,200	800,832
Allied Capital Corp.	148,000	235,320
American Capital Ltd.^	55,935	104,598
Ameriprise Financial, Inc.	108,000	2,212,920
Apollo Investment Corp.^	63,900	222,372
Ares Capital Corp.	70,900	343,156
Bank of New York Mellon Corp.	482,300	13,624,975
BlackRock, Inc.^	7,900	1,027,316
Charles Schwab Corp.^	409,484	6,347,002
Cohen & Steers, Inc.^	33,000	368,280
E*TRADE Financial Corp.*	247,100	316,288
Eaton Vance Corp.^	48,700	1,112,795
Federated Investors, Inc., Class B^	36,200	805,812
Franklin Resources, Inc.	72,900	3,927,123
GAMCO Investors, Inc., Class A^	13,200	430,980
GLG Partners, Inc.	149,700	425,148
Goldman Sachs Group, Inc.^	190,900	20,239,218
Greenhill & Co., Inc.	7,800	576,030
Invesco Ltd.	178,800	2,478,168
Investment Technology Group, Inc.*^	23,400	597,168
KBW, Inc.*^	18,300	372,405
Knight Capital Group, Inc., Class A*	39,400	580,756
Lazard Ltd., Class A^	34,300	1,008,420
Legg Mason, Inc.^	56,400	896,760
Morgan Stanley	485,143	11,046,706
Northern Trust Corp.	101,000	6,041,820
optionsXpress Holdings, Inc.^	27,100	308,127
Piper Jaffray Cos., Inc.*	12,500	322,375
Raymond James Financial, Inc.	56,300	1,109,110
Riskmetrics Group, Inc.*^	32,100	458,709
SEI Investments Co.	58,800	717,948
State Street Corp.^	180,500	5,555,790
Stifel Financial Corp.*^	11,200	485,072
T. Rowe Price Group, Inc.^	118,300	3,414,138
TD Ameritrade Holding Corp.*	104,000	1,436,240
Teton Advisors, Inc.(b)*†	197	382

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
thinkorswim Group, Inc.*	58,100	$501,984

		90,452,243

Commercial Banks (2.2%)
Associated Banc-Corp^	55,700	860,008
BancFirst Corp.^	8,900	323,960
Bancorpsouth, Inc.^	36,300	756,492
Bank of Hawaii Corp.^	20,500	676,090
Bank of the Ozarks, Inc.^	13,600	313,888
BB&T Corp.^	243,200	4,114,944
BOK Financial Corp.^	9,400	324,770
Boston Private Financial Holdings, Inc.	57,700	202,527
Capital City Bank Group, Inc.^	15,400	176,484
CapitalSource, Inc.^	98,400	120,048
Cathay General Bancorp^	21,500	224,245
Chemical Financial Corp.^	15,800	328,798
City Holding Co.	10,900	297,461
City National Corp./California^	18,400	621,368
Colonial BancGroup, Inc.^	171,200	154,080
Comerica, Inc.^	65,900	1,206,629
Commerce Bancshares, Inc./Missouri^	24,500	889,350
Community Bank System, Inc.^	17,900	299,825
Community Trust Bancorp, Inc.	13,600	363,800
Cullen/Frost Bankers, Inc.	24,200	1,135,948
CVB Financial Corp.^	35,000	232,050
East West Bancorp, Inc.^	26,400	120,648
F.N.B. Corp./Pennsylvania^	38,100	292,227
Fifth Third Bancorp^	222,900	650,868
First Bancorp/Puerto Rico^	42,400	180,624
First Busey Corp.^	24,100	187,016
First Citizens BancShares, Inc./North Carolina, Class A	2,700	355,860
First Commonwealth Financial Corp.	38,600	342,382
First Financial Bancorp	32,400	308,772
First Financial Bankshares, Inc.^	8,700	419,079
First Financial Corp./Indiana^	10,700	394,830
First Horizon National Corp.^	92,948	998,256
First Midwest Bancorp, Inc./Illinois^	20,700	177,813
FirstMerit Corp.^	33,400	607,880
Glacier Bancorp, Inc.^	24,600	386,466
Hancock Holding Co.^	10,700	334,696
Harleysville National Corp.^	32,100	194,526
Huntington Bancshares, Inc./Ohio^	166,100	275,726
IBERIABANK Corp.^	8,400	385,896
Independent Bank Corp./Massachusetts	16,700	246,325
International Bancshares Corp.	22,000	171,600
Investors Bancorp, Inc.*^	30,300	256,641
KeyCorp	208,700	1,642,469
M&T Bank Corp.^	29,400	1,330,056
Marshall & Ilsley Corp.^	113,900	641,257
MB Financial, Inc.^	15,900	216,240
National Penn Bancshares, Inc.^	32,500	269,750
NBT Bancorp, Inc.^	16,500	357,060
Old National Bancorp/Indiana^	28,300	316,111
Pacific Capital Bancorp N.A.	26,400	178,728
PacWest Bancorp	14,900	213,517
Park National Corp.^	6,500	362,375
Pinnacle Financial Partners, Inc.*^	15,700	372,247
PNC Financial Services Group, Inc.	185,158	5,423,278
Popular, Inc.^	123,100	268,358
PrivateBancorp, Inc.^	12,300	177,858
Prosperity Bancshares, Inc.^	15,900	434,865
Regions Financial Corp.^	306,300	1,304,838
Republic Bancorp, Inc./Kentucky, Class A^	18,900	$352,863
S&T Bancorp, Inc.^	13,000	275,730
Signature Bank/New York*	14,400	406,512
Sterling Bancshares, Inc./Texas^	55,900	365,586
SunTrust Banks, Inc.^	156,900	1,842,006
Susquehanna Bancshares, Inc.^	35,400	330,282
SVB Financial Group*^	13,000	260,130
Synovus Financial Corp.	129,100	419,575
TCF Financial Corp.^	55,900	657,384
Texas Capital Bancshares, Inc.*	25,300	284,878
Tompkins Financial Corp.^	8,400	361,200
TowneBank/Virginia^	19,300	315,169
Trustmark Corp.^	22,600	415,388
U.S. Bancorp^	754,100	11,017,401
UCBH Holdings, Inc.^	94,500	142,695
UMB Financial Corp.^	12,900	548,121
Umpqua Holdings Corp.^	26,400	239,184
United Bankshares, Inc.^	15,700	270,668
United Community Banks, Inc./Georgia^	34,727	144,465
Valley National Bancorp^	58,000	717,460
Webster Financial Corp.^	25,700	109,225
Wells Fargo & Co.^	1,821,989	25,945,123
WesBanco, Inc.^	16,900	385,827
Westamerica Bancorporation^	12,300	560,388
Western Alliance Bancorporation*^	34,500	157,320
Whitney Holding Corp./Louisiana	27,400	313,730
Wilmington Trust Corp.^	28,400	275,196
Wintrust Financial Corp.^	17,700	217,710
Zions Bancorporation	50,100	492,483

		82,243,602

Consumer Finance (0.3%)
American Express Co.^	440,566	6,004,914
AmeriCredit Corp.*^	77,600	454,736
Capital One Financial Corp.^	167,900	2,055,096
Cash America International, Inc.	14,600	228,636
Credit Acceptance Corp.*^	28,800	618,912
Discover Financial Services	233,900	1,475,909
EZCORP, Inc., Class A*	26,400	305,448
First Cash Financial Services, Inc.*	29,400	438,648
SLM Corp.*^	187,484	928,046

		12,510,345

Diversified Financial Services (2.3%)
Bank of America Corp.^	2,764,064	18,850,917
Citigroup, Inc.^	2,359,022	5,968,326
CME Group, Inc.	29,283	7,215,038
Interactive Brokers Group, Inc., Class A*	21,500	346,795
IntercontinentalExchange, Inc.*^	32,000	2,383,040
JPMorgan Chase & Co.	1,599,300	42,509,394
Leucadia National Corp.*^	87,600	1,304,364
Moody’s Corp.^	90,800	2,081,136
MSCI, Inc., Class A*	30,000	507,300
NASDAQ OMX Group, Inc.*	58,300	1,141,514
NYSE Euronext, Inc.	109,400	1,958,260

		84,266,084

Insurance (2.7%)
Aflac, Inc.	207,000	4,007,520
Alleghany Corp.*^	2,142	580,118
Allied World Assurance Co. Holdings Ltd./Bermuda^	20,100	764,403
Allstate Corp.	238,900	4,574,935

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
American Financial Group, Inc./Ohio^	32,700	$524,835
American International Group, Inc.	901,700	901,700
American National Insurance Co.	6,600	345,906
Amtrust Financial Services, Inc.	44,200	422,110
Aon Corp.	115,700	4,722,874
Arch Capital Group Ltd.*	18,500	996,410
Argo Group International Holdings Ltd.*	13,329	401,603
Arthur J. Gallagher & Co.	39,500	671,500
Assurant, Inc.	50,500	1,099,890
Assured Guaranty Ltd.^	47,400	320,898
Axis Capital Holdings Ltd.	64,300	1,449,322
Brown & Brown, Inc.^	49,800	941,718
Chubb Corp.	157,200	6,652,704
Cincinnati Financial Corp.^	64,300	1,470,541
CNA Financial Corp.^	29,300	268,388
CNA Surety Corp.*	28,900	532,916
Crawford & Co., Class B*^	38,400	258,048
Delphi Financial Group, Inc., Class A^	26,900	362,074
Employers Holdings, Inc.^	29,700	283,338
Endurance Specialty Holdings Ltd.	23,500	586,090
Enstar Group, Ltd.*	6,500	366,080
Erie Indemnity Co., Class A^	13,200	451,176
Everest Reinsurance Group Ltd.	27,400	1,939,920
Fidelity National Financial, Inc., Class A	102,000	1,990,020
First American Corp.	42,600	1,129,326
Flagstone Reinsurance Holdings Ltd.^	40,000	311,600
Hanover Insurance Group, Inc.	22,000	634,040
Harleysville Group, Inc.^	12,900	410,349
Hartford Financial Services Group, Inc.	171,400	1,345,490
HCC Insurance Holdings, Inc.^	50,000	1,259,500
Hilltop Holdings, Inc.*^	47,000	535,800
Infinity Property & Casualty Corp.^	10,500	356,265
IPC Holdings Ltd.	21,500	581,360
Lincoln National Corp.	130,200	871,038
Loews Corp.	137,500	3,038,750
Markel Corp.*	4,400	1,249,072
Marsh & McLennan Cos., Inc.^	224,700	4,550,175
Max Capital Group Ltd.	26,900	463,756
MBIA, Inc.*^	106,500	487,770
Mercury General Corp.^	11,300	335,610
MetLife, Inc.	203,600	4,635,972
Montpelier Reinsurance Holdings Ltd.^	39,300	509,328
National Western Life Insurance Co., Class A	2,100	237,300
Navigators Group, Inc.*^	8,300	391,594
Odyssey Reinsurance Holdings Corp.	10,000	379,300
Old Republic International Corp.	98,000	1,060,360
OneBeacon Insurance Group Ltd., Class A	37,900	366,114
PartnerReinsurance Ltd.	22,500	1,396,575
Phoenix Cos., Inc.	82,900	96,993
Platinum Underwriters Holdings Ltd.	21,200	601,232
Principal Financial Group, Inc.^	130,900	1,070,762
ProAssurance Corp.*^	13,700	638,694
Progressive Corp.*	283,900	3,815,616
Protective Life Corp.^	43,700	229,425
Prudential Financial, Inc.	191,131	3,635,312
Reinsurance Group of America, Inc.	25,500	825,945
RenaissanceReinsurance Holdings Ltd.	25,900	$1,280,496
RLI Corp.	7,900	396,580
Safety Insurance Group, Inc.	11,300	351,204
Selective Insurance Group, Inc.	23,400	284,544
StanCorp Financial Group, Inc.^	22,200	505,716
State Auto Financial Corp.	17,000	299,200
Torchmark Corp.^	38,300	1,004,609
Transatlantic Holdings, Inc.	11,000	392,370
Travelers Cos., Inc.	262,000	10,647,680
United Fire & Casualty Co.^	18,300	401,868
Unitrin, Inc.^	21,400	299,172
Unum Group	156,600	1,957,500
Validus Holdings Ltd.	27,200	644,096
W.R. Berkley Corp.	62,800	1,416,140
Wesco Financial Corp.^	1,400	386,400
White Mountains Insurance Group Ltd.	3,850	661,853
XL Capital Ltd., Class A	154,200	841,932
Zenith National Insurance Corp.	15,600	376,116

		97,484,936

Real Estate Investment Trusts (REITs) (1.5%)
Acadia Realty Trust (REIT)^	30,325	321,748
Alexander’s, Inc. (REIT)	1,300	221,494
Alexandria Real Estate Equities, Inc. (REIT)^	14,400	524,160
AMB Property Corp. (REIT)^	48,200	694,080
American Campus Communities, Inc. (REIT)^	19,200	333,312
Annaly Capital Management, Inc. (REIT)	226,700	3,144,329
Apartment Investment & Management Co. (REIT), Class A	43,188	236,670
AvalonBay Communities, Inc. (REIT)^	35,383	1,665,124
BioMed Realty Trust, Inc. (REIT)	35,200	238,304
Boston Properties, Inc. (REIT)^	54,600	1,912,638
Brandywine Realty Trust (REIT)	51,000	145,350
Capstead Mortgage Corp. (REIT)	41,700	447,858
CBL & Associates Properties, Inc. (REIT)^	72,400	170,864
Corporate Office Properties Trust/Maryland (REIT)^	20,600	511,498
Cousins Properties, Inc. (REIT)^	33,000	212,520
DCT Industrial Trust, Inc. (REIT)^	91,400	289,738
Developers Diversified Realty Corp. (REIT)^	76,700	163,371
Digital Realty Trust, Inc. (REIT)^	33,200	1,101,576
Douglas Emmett, Inc. (REIT)^	53,300	393,887
Duke Realty Corp. (REIT)^	68,200	375,100
EastGroup Properties, Inc. (REIT)^	12,100	339,647
Entertainment Properties Trust (REIT)^	14,700	231,672
Equity Lifestyle Properties, Inc. (REIT)^	10,900	415,290
Equity One, Inc. (REIT)^	31,300	381,547
Equity Residential (REIT)^	121,600	2,231,360
Essex Property Trust, Inc. (REIT)^	11,300	647,942
Extra Space Storage, Inc. (REIT)^	40,600	223,706
Federal Realty Investment Trust (REIT)^	27,500	1,265,000
Franklin Street Properties Corp. (REIT)^	41,600	511,680

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
General Growth Properties, Inc. (REIT)^	103,058	$73,171
Hatteras Financial Corp. (REIT)^	18,700	467,313
HCP, Inc. (REIT)^	122,300	2,183,055
Health Care REIT, Inc. (REIT)^	47,800	1,462,202
Healthcare Realty Trust, Inc. (REIT)^	28,300	424,217
Highwoods Properties, Inc. (REIT)	28,700	614,754
Home Properties, Inc. (REIT)^	13,500	413,775
Hospitality Properties Trust (REIT)^	42,300	507,600
Host Hotels & Resorts, Inc. (REIT)^	240,700	943,544
HRPT Properties Trust (REIT)^	129,500	413,105
Inland Real Estate Corp. (REIT)^	39,600	280,764
Investors Real Estate Trust (REIT)^	42,400	418,064
Kilroy Realty Corp. (REIT)^	14,700	252,693
Kimco Realty Corp. (REIT)^	97,200	740,664
LaSalle Hotel Properties (REIT)^	37,300	217,832
Lexington Realty Trust (REIT)	62,100	147,798
Liberty Property Trust (REIT)	42,800	810,632
LTC Properties, Inc. (REIT)^	20,600	361,324
Macerich Co. (REIT)^	38,500	241,010
Mack-Cali Realty Corp. (REIT)^	30,900	612,129
MFA Financial, Inc. (REIT)^	85,000	499,800
Mid-America Apartment Communities, Inc. (REIT)^	13,400	413,122
National Health Investors, Inc. (REIT)^	14,600	392,302
National Retail Properties, Inc. (REIT)^	37,100	587,664
Nationwide Health Properties, Inc. (REIT)^	47,100	1,045,149
Plum Creek Timber Co., Inc. (REIT)^	75,500	2,194,785
Post Properties, Inc. (REIT)^	27,600	279,864
Potlatch Corp. (REIT)^	18,500	429,015
PS Business Parks, Inc. (REIT)	9,900	364,815
Public Storage (REIT)^	56,600	3,127,150
Rayonier, Inc. (REIT)^	34,000	1,027,480
Realty Income Corp. (REIT)^	45,200	850,664
Regency Centers Corp. (REIT)^	31,000	823,670
Saul Centers, Inc. (REIT)	11,800	271,046
Senior Housing Properties Trust (REIT)	53,200	745,864
Simon Property Group, Inc. (REIT)^	110,760	3,836,726
Sovran Self Storage, Inc. (REIT)	14,800	297,184
Tanger Factory Outlet Centers (REIT)^	14,700	453,642
UDR, Inc. (REIT)^	62,686	539,727
Ventas, Inc. (REIT)^	73,400	1,659,574
Vornado Realty Trust (REIT)^	61,916	2,058,088
Washington Real Estate Investment Trust (REIT)	23,700	410,010
Weingarten Realty Investors (REIT)^	36,000	342,720

		53,587,172

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	106,700	430,001
Forest City Enterprises, Inc., Class A^	47,900	172,440
Jones Lang LaSalle, Inc.^	16,100	374,486
St. Joe Co.*^	39,900	667,926

		1,644,853

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.^	37,100	340,949
Bank Mutual Corp.	38,400	347,904
Beneficial Mutual Bancorp, Inc.*^	36,500	359,525
Brookline Bancorp, Inc.^	37,000	$351,500
Capitol Federal Financial^	38,800	1,467,028
Dime Community Bancshares, Inc.	27,100	254,198
Doral Financial Corp.*	57,000	102,600
Fannie Mae^	597,500	418,250
First Niagara Financial Group, Inc.	49,400	538,460
Freddie Mac^	497,300	377,948
Hudson City Bancorp, Inc.^	217,100	2,537,899
Kearny Financial Corp.^	36,700	384,616
New York Community Bancorp, Inc.^	139,000	1,552,630
Northwest Bancorp, Inc.	17,100	288,990
Oritani Financial Corp.*^	24,900	348,600
People’s United Financial, Inc.^	133,100	2,391,807
Provident Financial Services, Inc.^	26,700	288,627
Provident New York Bancorp	36,300	310,365
TFS Financial Corp.	44,200	536,146
TrustCo Bank Corp. NY/New York	38,400	231,168
Washington Federal, Inc.	38,600	512,994

		13,942,204

Total Financials		436,131,439

Health Care (14.6%)
Biotechnology (2.3%)
Abraxis Bioscience, Inc.*	6,700	319,456
Acorda Therapeutics, Inc.*^	22,400	443,744
Alexion Pharmaceuticals, Inc.*^	32,100	1,208,886
Alkermes, Inc.*^	52,400	635,612
Allos Therapeutics, Inc.*	53,600	331,248
Alnylam Pharmaceuticals, Inc.*	15,400	293,216
Amgen, Inc.*	471,700	23,358,584
Amylin Pharmaceuticals, Inc.*	59,800	702,650
Biogen Idec, Inc.*	119,400	6,258,948
BioMarin Pharmaceutical, Inc.*^	43,600	538,460
Celera Corp.*	33,600	256,368
Celgene Corp.*	189,800	8,427,120
Cephalon, Inc.*^	27,800	1,893,180
Cepheid, Inc.*^	29,600	204,240
Cubist Pharmaceuticals, Inc.*^	23,500	384,460
CV Therapeutics, Inc.*	44,900	892,612
Dendreon Corp.*^	82,400	346,080
Emergent Biosolutions, Inc.*^	20,900	282,359
Facet Biotech Corp.*	9,580	91,010
Genomic Health, Inc.*^	20,600	502,228
Genzyme Corp.*	112,300	6,669,497
Gilead Sciences, Inc.*^	399,700	18,514,104
GTx, Inc.*^	25,400	268,732
InterMune, Inc.*^	36,200	595,128
Isis Pharmaceuticals, Inc.*	36,700	550,867
Martek Biosciences Corp.*^	14,900	271,925
Medarex, Inc.*^	64,500	330,885
Myriad Genetics, Inc.*	38,600	1,755,142
Onyx Pharmaceuticals, Inc.*	23,000	656,650
OSI Pharmaceuticals, Inc.*^	24,500	937,370
Osiris Therapeutics, Inc.*^	23,300	321,540
PDL BioPharma, Inc.	47,900	339,132
Regeneron Pharmaceuticals, Inc.*^	76,300	1,057,518
Seattle Genetics, Inc.*^	41,000	404,260
United Therapeutics Corp.*^	9,200	608,028
Vertex Pharmaceuticals, Inc.*^	63,800	1,832,974

		82,484,213

Health Care Equipment & Supplies (2.5%)
Abiomed, Inc.*^	28,300	138,670
Align Technology, Inc.*^	61,200	485,316
American Medical Systems Holdings, Inc.*	38,800	432,620

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Analogic Corp.	10,500	$336,210
Baxter International, Inc.	271,800	13,921,596
Beckman Coulter, Inc.	27,200	1,387,472
Becton, Dickinson & Co.^	105,000	7,060,200
Boston Scientific Corp.*^	673,500	5,354,325
C.R. Bard, Inc.	42,200	3,364,184
CONMED Corp.*^	16,400	236,324
Cooper Cos., Inc.^	27,100	716,524
Covidien Ltd.	221,300	7,356,012
DENTSPLY International, Inc.^	62,500	1,678,125
Edwards Lifesciences Corp.*	22,500	1,364,175
ev3, Inc.*^	71,700	509,070
Gen-Probe, Inc.*	23,700	1,080,246
Greatbatch, Inc.*^	16,300	315,405
Haemonetics Corp.*^	10,600	583,848
Hill-Rom Holdings, Inc.^	25,300	250,217
Hologic, Inc.*^	108,400	1,418,956
Hospira, Inc.*	67,400	2,079,964
ICU Medical, Inc.*	12,600	404,712
Idexx Laboratories, Inc.*^	27,100	937,118
Immucor, Inc.*	29,800	749,470
Integra LifeSciences Holdings Corp.*^	12,400	306,652
Intuitive Surgical, Inc.*^	17,300	1,649,728
Invacare Corp.^	24,700	395,941
Inverness Medical Innovations, Inc.*^	32,700	870,801
Kinetic Concepts, Inc.*^	24,500	517,440
Masimo Corp.*^	19,600	568,008
Medtronic, Inc.	486,600	14,340,102
Meridian Bioscience, Inc.^	17,700	320,724
Merit Medical Systems, Inc.*	25,300	308,913
NuVasive, Inc.*^	15,600	489,528
Quidel Corp.*	26,300	242,486
ResMed, Inc.*^	32,800	1,159,152
Sirona Dental Systems, Inc.*^	27,400	392,368
St. Jude Medical, Inc.*	144,600	5,253,318
STERIS Corp.^	25,200	586,656
Stryker Corp.^	132,300	4,503,492
Symmetry Medical, Inc.*	30,100	189,931
Teleflex, Inc.	16,500	644,985
Thoratec Corp.*^	22,700	583,163
Varian Medical Systems, Inc.*	52,900	1,610,276
Volcano Corp.*	24,500	356,475
West Pharmaceutical Services, Inc.^	13,800	452,778
Wright Medical Group, Inc.*	17,900	233,237
Zimmer Holdings, Inc.*	104,600	3,817,900
Zoll Medical Corp.*	18,500	265,660

		92,220,473

Health Care Providers & Services (2.2%)
Aetna, Inc.	211,700	5,150,661
Amedisys, Inc.*	10,800	296,892
AMERIGROUP Corp.*^	23,300	641,682
AmerisourceBergen Corp.	68,900	2,250,274
Amsurg Corp.*	18,000	285,300
Brookdale Senior Living, Inc.^	85,800	433,290
Cardinal Health, Inc.	150,300	4,731,444
CardioNet, Inc.*	18,600	521,916
Catalyst Health Solutions, Inc.*^	19,500	386,490
Centene Corp.*^	23,400	421,668
Chemed Corp.^	9,900	385,110
CIGNA Corp.	130,500	2,295,495
Community Health Systems, Inc.*^	45,300	694,902
Coventry Health Care, Inc.*	66,700	863,098
DaVita, Inc.*	43,000	1,889,850
Express Scripts, Inc.*	86,000	$3,970,620
Genoptix, Inc.*	10,700	291,896
Gentiva Health Services, Inc.*^	16,900	256,880
Health Management Associates, Inc., Class A*^	212,900	549,282
Health Net, Inc.*^	48,400	700,832
HealthSouth Corp.*^	38,300	340,104
Healthspring, Inc.*	25,000	209,250
Henry Schein, Inc.*^	37,900	1,516,379
HMS Holdings Corp.*^	16,500	542,850
Humana, Inc.*^	72,900	1,901,232
Kindred Healthcare, Inc.*	30,700	458,965
Laboratory Corp. of America Holdings*^	46,900	2,743,181
Landauer, Inc.^	7,900	400,372
LHC Group, Inc.*^	12,800	285,184
LifePoint Hospitals, Inc.*^	22,400	467,264
Lincare Holdings, Inc.*^	31,400	684,520
Magellan Health Services, Inc.*	16,900	615,836
McKesson Corp.	121,200	4,246,848
Medco Health Solutions, Inc.*	218,000	9,012,120
MEDNAX, Inc.*	19,300	568,771
Molina Healthcare, Inc.*^	18,700	355,674
National Healthcare Corp.^	9,200	369,380
Omnicare, Inc.^	47,300	1,158,377
Owens & Minor, Inc.^	17,500	579,775
Patterson Cos., Inc.*^	52,900	997,694
PharMerica Corp.*^	21,100	351,104
PSS World Medical, Inc.*^	25,500	365,925
Psychiatric Solutions, Inc.*^	24,400	383,812
Quest Diagnostics, Inc.	66,000	3,133,680
Sun Healthcare Group, Inc.*	37,500	316,500
Tenet Healthcare Corp.*	219,100	254,156
UnitedHealth Group, Inc.	526,580	11,021,320
Universal American Corp.*	42,500	359,975
Universal Health Services, Inc., Class B	29,500	1,131,030
VCA Antech, Inc.*^	36,300	818,565
WellCare Health Plans, Inc.*	18,600	209,250
WellPoint, Inc.*^	233,200	8,854,604

		81,671,279

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.^	58,000	596,820
athenahealth, Inc.*^	16,000	385,760
Cerner Corp.*^	26,900	1,182,793
Eclipsys Corp.*^	29,800	302,172
HLTH Corp.*^	77,200	799,020
IMS Health, Inc.	78,600	980,142
MedAssets, Inc.*^	30,600	436,050
Phase Forward, Inc.*	30,800	393,932

		5,076,689

Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc., Class A*	8,300	546,970
Bruker Corp.*	83,900	516,824
Charles River Laboratories International, Inc.*^	29,700	808,137
Covance, Inc.*^	29,500	1,051,085
Dionex Corp.*^	8,200	387,450
Illumina, Inc.*	52,900	1,969,996
Life Technologies Corp.*	71,482	2,321,735
Luminex Corp.*	18,500	335,220
Millipore Corp.*	24,300	1,395,063
PAREXEL International Corp.*	50,400	490,392

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.^	51,200	$653,824
Pharmaceutical Product Development, Inc.	46,700	1,107,724
Sequenom, Inc.*^	23,800	338,436
Techne Corp.	16,300	891,773
Thermo Fisher Scientific, Inc.*	181,800	6,484,806
Varian, Inc.*^	12,900	306,246
Waters Corp.*	43,500	1,607,325

		21,213,006

Pharmaceuticals (6.9%)
Abbott Laboratories, Inc.	668,600	31,892,220
Allergan, Inc.^	133,500	6,375,960
Auxilium Pharmaceuticals, Inc.*^	18,800	521,136
Bristol-Myers Squibb Co.	842,800	18,474,176
Eli Lilly & Co.	433,000	14,466,530
Endo Pharmaceuticals Holdings, Inc.*	48,400	855,712
Forest Laboratories, Inc.*	127,600	2,802,096
Johnson & Johnson	1,221,000	64,224,600
King Pharmaceuticals, Inc.*	99,500	703,465
KV Pharmaceutical Co., Class A*^	26,500	43,725
Medicines Co.*	26,000	281,840
Medicis Pharmaceutical Corp., Class A	32,900	406,973
Merck & Co., Inc.	935,200	25,016,600
Mylan, Inc.*^	119,100	1,597,131
Perrigo Co.^	30,900	767,247
Pfizer, Inc.	2,931,100	39,921,582
Questcor Pharmaceuticals, Inc.*^	47,400	233,208
Salix Pharmaceuticals Ltd.*^	43,200	410,400
Schering-Plough Corp.	677,400	15,952,770
Sepracor, Inc.*	45,000	659,700
Valeant Pharmaceuticals International*^	29,000	515,910
ViroPharma, Inc.*^	36,500	191,625
Warner Chilcott Ltd., Class A*^	38,200	401,864
Watson Pharmaceuticals, Inc.*^	44,800	1,393,728
Wyeth	577,700	24,864,208
XenoPort, Inc.*^	12,300	238,128

		253,212,534

Total Health Care		535,878,194

Industrials (10.2%)
Aerospace & Defense (2.4%)
AAR Corp.*^	27,300	342,342
Aerovironment, Inc.*^	12,600	263,340
Alliant Techsystems, Inc.*^	14,200	951,116
American Science & Engineering, Inc.	6,000	334,800
Axsys Technologies, Inc.*^	6,800	285,872
BE Aerospace, Inc.*^	46,200	400,554
Boeing Co.^	330,300	11,752,074
Ceradyne, Inc.*	18,200	329,966
Curtiss-Wright Corp.^	20,100	563,805
DynCorp International, Inc., Class A*	29,000	386,570
Esterline Technologies Corp.*	12,600	254,394
General Dynamics Corp.	171,300	7,124,367
Goodrich Corp.	54,700	2,072,583
Hexcel Corp.*	43,500	285,795
Honeywell International, Inc.	325,800	9,076,788
L-3 Communications Holdings, Inc.^	52,400	3,552,720
Lockheed Martin Corp.	144,400	9,967,932
Moog, Inc., Class A*	18,400	420,808
Northrop Grumman Corp.	147,000	6,415,080
Orbital Sciences Corp.*	25,500	303,195
Precision Castparts Corp.^	60,800	3,641,920
Raytheon Co.	183,300	7,137,702
Rockwell Collins, Inc.^	69,800	$2,278,272
Spirit AeroSystems Holdings, Inc., Class A*	47,500	473,575
Stanley, Inc.*	12,500	317,375
Teledyne Technologies, Inc.*	14,500	386,860
TransDigm Group, Inc.*^	14,800	486,032
Triumph Group, Inc.^	10,700	408,740
United Technologies Corp.	421,600	18,120,368

		88,334,945

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.^	69,900	3,188,139
Expeditors International of Washington, Inc.	89,000	2,517,810
FedEx Corp.^	134,300	5,975,007
Forward Air Corp.^	17,900	290,517
Hub Group, Inc., Class A*	15,300	260,100
United Parcel Service, Inc., Class B^	296,300	14,583,886
UTi Worldwide, Inc.	43,600	521,020

		27,336,479

Airlines (0.2%)
Alaska Air Group, Inc.*	16,500	289,905
Allegiant Travel Co.*^	11,300	513,698
AMR Corp.*^	141,500	451,385
Continental Airlines, Inc., Class B*	52,800	465,168
Copa Holdings S.A., Class A^	17,800	510,326
Delta Air Lines, Inc.*	265,500	1,494,765
JetBlue Airways Corp.*	75,300	274,845
SkyWest, Inc.	30,300	376,932
Southwest Airlines Co.	315,800	1,999,014
U.S. Airways Group, Inc.*	54,300	137,379
UAL Corp.*^	56,800	254,464

		6,767,881

Building Products (0.1%)
Ameron International Corp.^	8,700	458,142
Armstrong World Industries, Inc.*^	22,100	243,321
Griffon Corp.*	58,500	438,750
Lennox International, Inc.^	20,700	547,722
Masco Corp.^	161,100	1,124,478
Owens Corning, Inc.*	32,200	291,088
Simpson Manufacturing Co., Inc.	17,300	311,746
USG Corp.*^	34,200	260,262

		3,675,509

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.^	27,600	452,640
American Reprographics Co.*	39,500	139,830
Avery Dennison Corp.	47,800	1,067,852
Brink’s Co.	17,300	457,758
Cintas Corp.^	54,900	1,357,128
Clean Harbors, Inc.*	8,100	388,800
Copart, Inc.*^	28,700	851,242
Corrections Corp. of America*^	63,500	813,435
Covanta Holding Corp.*^	52,300	684,607
Deluxe Corp.^	34,700	334,161
GEO Group, Inc.*	26,800	355,100
Healthcare Services Group, Inc.^	29,000	434,130
Herman Miller, Inc.	27,500	293,150
HNI Corp.^	25,800	268,320
Iron Mountain, Inc.*^	79,800	1,769,166
Knoll, Inc.	34,000	208,420
Mine Safety Appliances Co.^	16,600	332,332
Pitney Bowes, Inc.	92,900	2,169,215
R.R. Donnelley & Sons Co.	96,700	708,811
Republic Services, Inc.	131,885	2,261,828
Rollins, Inc.^	24,800	425,320

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Steelcase, Inc., Class A^	53,000	$265,530
Stericycle, Inc.*^	35,400	1,689,642
Sykes Enterprises, Inc.*^	23,400	389,142
Team, Inc.*^	17,300	202,756
Tetra Tech, Inc.*	25,100	511,538
United Stationers, Inc.*	13,100	367,848
Waste Connections, Inc.*^	32,700	840,390
Waste Management, Inc.^	205,900	5,271,040

		25,311,131

Construction & Engineering (0.4%)
Aecom Technology Corp.*	40,300	1,051,024
EMCOR Group, Inc.*^	30,200	518,534
Fluor Corp.	80,900	2,795,095
Granite Construction, Inc.^	14,100	528,468
Jacobs Engineering Group, Inc.*	54,200	2,095,372
KBR, Inc.	75,100	1,037,131
MasTec, Inc.*	46,200	558,558
Perini Corp.*^	27,100	333,330
Quanta Services, Inc.*^	79,900	1,713,855
Shaw Group, Inc.*	37,200	1,019,652
URS Corp.*	37,700	1,523,457

		13,174,476

Electrical Equipment (0.7%)
A. O. Smith Corp.^	13,400	337,412
Acuity Brands, Inc.^	17,600	396,704
American Superconductor Corp.*^	32,000	553,920
AMETEK, Inc.	45,200	1,413,404
Baldor Electric Co.	25,700	372,393
Belden, Inc.	24,800	310,248
Brady Corp., Class A^	22,800	401,964
Cooper Industries Ltd., Class A	75,800	1,960,188
Emerson Electric Co.	328,200	9,379,956
Encore Wire Corp.^	23,400	501,462
Ener1, Inc.*^	59,500	307,615
Energy Conversion Devices, Inc.*^	22,100	293,267
EnerSys*^	48,500	587,820
Evergreen Solar, Inc.*^	109,900	234,087
First Solar, Inc.*^	21,100	2,799,970
Franklin Electric Co., Inc.	10,600	234,578
General Cable Corp.*^	28,900	572,798
GrafTech International Ltd.*^	69,200	426,272
GT Solar International, Inc.*	105,900	703,176
Hubbell, Inc., Class B^	24,400	657,824
II-VI, Inc.*^	16,400	281,752
Regal-Beloit Corp.^	13,900	425,896
Rockwell Automation, Inc.^	59,800	1,306,032
Roper Industries, Inc.^	38,200	1,621,590
Thomas & Betts Corp.*^	25,600	640,512

		26,720,840

Industrial Conglomerates (1.8%)
3M Co.	303,800	15,104,936
Carlisle Cos., Inc.^	27,100	531,973
General Electric Co.^	4,543,222	45,931,974
McDermott International, Inc.*	103,900	1,391,221
Otter Tail Corp.^	20,400	449,820
Raven Industries, Inc.^	13,400	278,452
Seaboard Corp.	400	404,000
Textron, Inc.^	113,000	648,620

		64,740,996

Machinery (1.7%)
Actuant Corp., Class A^	23,500	242,755
Albany International Corp., Class A^	28,300	256,115
Astec Industries, Inc.*^	17,100	448,533
Barnes Group, Inc.^	31,200	333,528
Blount International, Inc.*	41,700	$192,654
Briggs & Stratton Corp.	29,400	485,100
Bucyrus International, Inc.	28,400	431,112
Caterpillar, Inc.^	266,200	7,442,952
CLARCOR, Inc.^	21,900	551,661
Crane Co.	26,500	447,320
Cummins, Inc.	94,900	2,415,205
Danaher Corp.^	108,900	5,904,558
Deere & Co.^	189,500	6,228,865
Donaldson Co., Inc.^	34,700	931,348
Dover Corp.^	81,000	2,136,780
Eaton Corp.	70,000	2,580,200
Flowserve Corp.	24,400	1,369,328
Gardner Denver, Inc.*	23,200	504,368
Graco, Inc.^	24,800	423,336
Harsco Corp.^	35,800	793,686
IDEX Corp.	48,400	1,058,508
Illinois Tool Works, Inc.^	198,600	6,126,810
Ingersoll-Rand Co., Ltd., Class A	137,900	1,903,020
ITT Corp.	78,300	3,012,201
Joy Global, Inc.	45,200	962,760
Kaydon Corp.^	13,700	374,421
Kennametal, Inc.	34,500	559,245
Lincoln Electric Holdings, Inc.^	18,900	598,941
Lindsay Corp.^	8,900	240,300
Manitowoc Co., Inc.	59,400	194,238
Middleby Corp.*	12,100	392,403
Mueller Industries, Inc.	18,000	390,420
Nordson Corp.^	14,300	406,549
Oshkosh Corp.^	69,500	468,430
PACCAR, Inc.^	154,600	3,982,496
Pall Corp.	51,700	1,056,231
Parker Hannifin Corp.	70,300	2,388,794
Pentair, Inc.^	44,100	955,647
RBC Bearings, Inc.*	20,400	311,712
Robbins & Myers, Inc.	20,500	310,985
SPX Corp.^	23,300	1,095,333
Terex Corp.*	47,100	435,675
Timken Co.	35,900	501,164
Toro Co.^	14,500	350,610
Trinity Industries, Inc.^	35,100	320,814
Valmont Industries, Inc.^	7,700	386,617
Wabtec Corp.^	21,200	559,256
Watts Water Technologies, Inc., Class A	17,400	340,344

		63,803,328

Marine (0.0%)
Alexander & Baldwin, Inc.	17,800	338,734
Eagle Bulk Shipping, Inc.^	41,100	174,675
Genco Shipping & Trading Ltd.^	23,900	294,926
Kirby Corp.*^	23,900	636,696

		1,445,031

Professional Services (0.3%)
Administaff, Inc.^	23,300	492,329
CBIZ, Inc.*^	52,000	362,440
Corporate Executive Board Co.	15,100	218,950
CoStar Group, Inc.*	13,600	411,400
Dun & Bradstreet Corp.	24,000	1,848,000
Equifax, Inc.	56,000	1,369,200
First Advantage Corp., Class A*^	35,400	487,812
FTI Consulting, Inc.*^	21,500	1,063,820
Huron Consulting Group, Inc.*^	8,900	377,627
Kelly Services, Inc., Class A	31,000	249,550
Korn/Ferry International*	33,200	300,792

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Manpower, Inc.	34,600	$1,090,938
Monster Worldwide, Inc.*^	49,700	405,055
MPS Group, Inc.*^	62,800	373,660
Navigant Consulting, Inc.*	24,000	313,680
Resources Connection, Inc.*^	26,900	405,652
Robert Half International, Inc.	61,600	1,098,328
Watson Wyatt Worldwide, Inc., Class A^	17,900	883,723

		11,752,956

Road & Rail (0.9%)
Amerco, Inc.*	9,400	315,182
Arkansas Best Corp.^	16,400	311,928
Burlington Northern Santa Fe Corp.^	121,900	7,332,285
Con-way, Inc.^	18,700	335,291
CSX Corp.	164,100	4,241,985
Genesee & Wyoming, Inc., Class A*	12,600	267,750
Heartland Express, Inc.^	29,400	435,414
Hertz Global Holdings, Inc.*^	151,000	593,430
J.B. Hunt Transport Services, Inc.^	35,500	855,905
Kansas City Southern*^	39,500	502,045
Knight Transportation, Inc.^	28,700	435,092
Landstar System, Inc.	23,300	779,851
Norfolk Southern Corp.	162,800	5,494,500
Old Dominion Freight Line, Inc.*^	16,400	385,236
Ryder System, Inc.	24,900	704,919
Union Pacific Corp.^	223,900	9,204,529
Werner Enterprises, Inc.^	22,800	344,736

		32,540,078

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.^	23,300	393,071
Beacon Roofing Supply, Inc.*	32,000	428,480
Fastenal Co.^	54,300	1,746,017
GATX Corp.^	21,500	434,945
Kaman Corp.	17,300	216,942
MSC Industrial Direct Co., Class A^	19,000	590,330
RSC Holdings, Inc.*^	46,900	246,694
W.W. Grainger, Inc.^	32,700	2,294,886
Watsco, Inc.^	12,000	408,360
WESCO International, Inc.*	24,800	449,376

		7,209,101

Total Industrials		372,812,751

Information Technology (18.0%)
Communications Equipment (2.7%)
3Com Corp.*	201,900	623,871
ADC Telecommunications, Inc.*^	64,000	280,960
Arris Group, Inc.*	67,300	496,001
Avocent Corp.*^	28,100	341,134
Black Box Corp.	15,800	373,038
Brocade Communications Systems, Inc.*	142,300	490,935
Ciena Corp.*^	61,100	475,358
Cisco Systems, Inc.*	2,559,300	42,919,461
CommScope, Inc.*^	35,100	398,736
Comtech Telecommunications Corp.*	10,200	252,654
Corning, Inc.	681,900	9,048,813
EchoStar Corp., Class A*^	23,500	348,505
Emulex Corp.*	53,400	268,602
F5 Networks, Inc.*^	35,700	747,915
Harmonic, Inc.*	77,400	503,100
Harris Corp.	59,000	1,707,460
Infinera Corp.*^	56,500	418,100
InterDigital, Inc.*	20,100	518,982
JDS Uniphase Corp.*	97,100	$315,575
Juniper Networks, Inc.*	232,600	3,502,956
Motorola, Inc.^	1,032,400	4,367,052
Plantronics, Inc.	30,900	372,963
Polycom, Inc.*^	37,100	570,969
QUALCOMM, Inc.	701,300	27,287,583
Riverbed Technology, Inc.*^	38,800	507,504
Sonus Networks, Inc.*	244,200	383,394
Starent Networks Corp.*^	44,300	700,383
Sycamore Networks, Inc.*^	154,700	413,049
Tekelec*	34,200	452,466
ViaSat, Inc.*	21,900	455,958

		99,543,477

Computers & Peripherals (4.5%)
Apple, Inc.*^	379,300	39,872,016
Avid Technology, Inc.*	29,200	266,888
Data Domain, Inc.*^	23,300	292,881
Dell, Inc.*	772,524	7,323,528
Diebold, Inc.^	27,100	578,585
Electronics for Imaging, Inc.*^	43,600	427,280
EMC Corp.*^	911,400	10,389,960
Hewlett-Packard Co.^	1,066,100	34,179,166
Intermec, Inc.*^	33,700	350,480
International Business Machines Corp.	594,500	57,601,105
NCR Corp.*^	71,300	566,835
NetApp, Inc.*^	156,100	2,316,524
QLogic Corp.*	56,900	632,728
SanDisk Corp.*	96,900	1,225,785
Seagate Technology	238,800	1,435,188
Sun Microsystems, Inc.*	338,200	2,475,624
Synaptics, Inc.*^	15,300	409,428
Teradata Corp.*	81,000	1,313,820
Western Digital Corp.*	101,100	1,955,274

		163,613,095

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	158,000	2,428,460
Amphenol Corp., Class A^	78,600	2,239,314
Anixter International, Inc.*	13,400	424,512
Arrow Electronics, Inc.*	53,100	1,012,086
Avnet, Inc.*	64,200	1,124,142
AVX Corp.^	46,800	424,944
Benchmark Electronics, Inc.*	35,100	393,120
Checkpoint Systems, Inc.*^	34,400	308,568
Cogent, Inc.*	4,359	51,872
Cognex Corp.^	27,500	367,125
Coherent, Inc.*	17,400	300,150
Dolby Laboratories, Inc., Class A*^	21,000	716,310
FLIR Systems, Inc.*^	58,500	1,198,080
Ingram Micro, Inc., Class A*	72,800	920,192
IPG Photonics Corp.*^	30,000	252,600
Itron, Inc.*	15,200	719,720
Jabil Circuit, Inc.	98,600	548,216
L-1 Identity Solutions, Inc.*	57,500	293,825
Mettler-Toledo International, Inc.*^	14,100	723,753
Molex, Inc.	77,700	1,067,598
MTS Systems Corp.	13,200	300,300
National Instruments Corp.^	23,800	443,870
Plexus Corp.*^	25,500	352,410
Rofin-Sinar Technologies, Inc.*	20,900	336,908
Scansource, Inc.*^	23,100	429,198
Tech Data Corp.*	23,600	514,008
Trimble Navigation Ltd.*^	52,500	802,200
Tyco Electronics Ltd.^	202,905	2,240,071

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vishay Intertechnology, Inc.*	103,200	$359,136

		21,292,688

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*^	73,200	1,420,080
AsiaInfo Holdings, Inc.*^	38,900	655,465
Bankrate, Inc.*^	13,600	339,320
DealerTrack Holdings, Inc.*	40,300	527,930
Digital River, Inc.*^	16,500	492,030
EarthLink, Inc.*^	65,000	427,050
eBay, Inc.*^	500,500	6,286,280
Google, Inc., Class A*^	102,685	35,740,541
IAC/InterActiveCorp*	39,400	600,062
j2 Global Communications, Inc.*^	25,600	560,384
MercadoLibre, Inc.*^	40,000	742,000
Omniture, Inc.*^	41,900	552,661
Rackspace Hosting, Inc.*^	62,000	464,380
RealNetworks, Inc.*	103,500	241,155
Sohu.com, Inc.*^	14,000	578,340
United Online, Inc.	58,100	259,126
ValueClick, Inc.*	67,700	576,127
VeriSign, Inc.*^	89,400	1,686,978
VistaPrint Ltd.*^	27,600	758,724
WebMD Health Corp., Class A*	17,700	394,710
Websense, Inc.*	24,500	294,000
Yahoo!, Inc.*^	614,600	7,873,026

		61,470,369

IT Services (1.8%)
Accenture Ltd., Class A^	255,800	7,031,942
Acxiom Corp.	56,000	414,400
Affiliated Computer Services, Inc., Class A*	38,000	1,819,820
Automatic Data Processing, Inc.^	218,000	7,664,880
Broadridge Financial Solutions, Inc.	60,300	1,122,183
CACI International, Inc., Class A*	12,200	445,178
Cognizant Technology Solutions Corp., Class A*^	128,700	2,675,673
Computer Sciences Corp.*	65,400	2,409,336
Convergys Corp.*	70,300	568,024
CSG Systems International, Inc.*^	26,500	378,420
Cybersource Corp.*^	40,700	602,767
DST Systems, Inc.*	19,600	678,552
Euronet Worldwide, Inc.*^	45,000	587,700
Fidelity National Information Services, Inc.	85,800	1,561,560
Fiserv, Inc.*	70,700	2,577,722
Forrester Research, Inc.*^	16,300	335,128
Gartner, Inc.*^	26,600	292,866
Genpact Ltd.*	52,100	461,606
Global Payments, Inc.	34,200	1,142,622
Heartland Payment Systems, Inc.	25,800	170,538
Hewitt Associates, Inc., Class A*^	42,100	1,252,896
Lender Processing Services, Inc.	42,700	1,307,047
ManTech International Corp., Class A*	8,400	351,960
Mastercard, Inc., Class A^	31,500	5,275,620
MAXIMUS, Inc.^	14,700	585,942
Metavante Technologies, Inc.*	39,800	794,408
NeuStar, Inc., Class A*^	31,900	534,325
Paychex, Inc.^	138,500	3,555,295
Perot Systems Corp., Class A*	35,600	458,528
SAIC, Inc.*	74,600	1,392,782
Sapient Corp.*	88,500	395,595
SRA International, Inc., Class A*^	31,500	463,050
Syntel, Inc.^	16,500	339,570
TeleTech Holdings, Inc.*	46,000	$500,940
Total System Services, Inc.	72,400	999,844
Unisys Corp.*^	566,500	300,245
VeriFone Holdings, Inc.*	40,500	275,400
Visa, Inc., Class A^	194,000	10,786,400
Western Union Co.	326,000	4,097,820
Wright Express Corp.*	28,800	524,736

		67,133,320

Office Electronics (0.1%)
Xerox Corp.	398,100	1,811,355
Zebra Technologies Corp., Class A*^	27,700	526,854

		2,338,209

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	268,700	819,535
Altera Corp.^	127,000	2,228,850
Amkor Technology, Inc.*^	115,200	308,736
Analog Devices, Inc.	125,700	2,422,239
Applied Materials, Inc.	596,100	6,408,075
Atheros Communications, Inc.*^	27,100	397,286
Atmel Corp.*^	197,000	715,110
Broadcom Corp., Class A*^	222,100	4,437,558
Cabot Microelectronics Corp.*	16,900	406,107
Cree, Inc.*^	38,400	903,552
Cymer, Inc.*^	18,300	407,358
Cypress Semiconductor Corp.*	98,500	666,845
Fairchild Semiconductor International, Inc.*	86,600	323,018
FEI Co.*	23,100	356,433
FormFactor, Inc.*^	28,800	518,976
Hittite Microwave Corp.*^	14,300	446,160
Integrated Device Technology, Inc.*^	77,100	350,805
Intel Corp.^	2,496,800	37,576,840
International Rectifier Corp.*^	33,800	456,638
KLA-Tencor Corp.^	75,100	1,502,000
Lam Research Corp.*	53,900	1,227,303
Linear Technology Corp.^	93,000	2,137,140
LSI Corp.*^	279,700	850,288
Marvell Technology Group Ltd.*	214,100	1,961,156
MEMC Electronic Materials, Inc.*^	99,200	1,635,808
Micrel, Inc.	58,400	411,136
Microchip Technology, Inc.^	80,100	1,697,319
Micron Technology, Inc.*^	378,600	1,537,116
Microsemi Corp.*^	34,300	397,880
MKS Instruments, Inc.*	26,400	387,288
Monolithic Power Systems, Inc.*^	30,800	477,400
National Semiconductor Corp.^	101,100	1,038,297
Novellus Systems, Inc.*	45,300	753,339
NVIDIA Corp.*	257,200	2,535,992
ON Semiconductor Corp.*^	192,600	751,140
PMC-Sierra, Inc.*	103,000	657,140
Power Integrations, Inc.^	22,300	383,560
Rambus, Inc.*^	47,900	453,134
Semtech Corp.*	40,200	536,670
Silicon Laboratories, Inc.*	21,700	572,880
Skyworks Solutions, Inc.*^	72,500	584,350
Teradyne, Inc.*	89,600	392,448
Tessera Technologies, Inc.*	22,000	294,140
Texas Instruments, Inc.	559,900	9,243,949
TriQuint Semiconductor, Inc.*	124,000	306,280
Xilinx, Inc.^	121,300	2,324,108

		95,199,382

Software (4.0%)
ACI Worldwide, Inc.*^	29,500	553,125
Activision Blizzard, Inc.*	247,500	2,588,850

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Adobe Systems, Inc.*	229,600	$4,911,144
Advent Software, Inc.*^	19,400	646,214
Amdocs Ltd.*^	89,100	1,650,132
ANSYS, Inc.*^	35,400	888,540
Ariba, Inc.*^	45,100	393,723
Autodesk, Inc.*^	97,300	1,635,613
Blackbaud, Inc.^	33,300	386,613
Blackboard, Inc.*^	15,200	482,448
BMC Software, Inc.*	83,100	2,742,300
CA, Inc.	170,000	2,993,700
Cadence Design Systems, Inc.*	109,800	461,160
Citrix Systems, Inc.*	77,700	1,759,128
Compuware Corp.*	112,100	738,739
Concur Technologies, Inc.*^	20,300	389,557
Electronic Arts, Inc.*	132,700	2,413,813
EPIQ Systems, Inc.*^	30,400	548,112
FactSet Research Systems, Inc.^	18,700	934,813
Fair Isaac Corp.	29,200	410,844
Informatica Corp.*	37,700	499,902
Intuit, Inc.*^	139,100	3,755,700
Jack Henry & Associates, Inc.^	30,100	491,232
Lawson Software, Inc.*^	99,400	422,450
Macrovision Solutions Corp.*	41,000	729,390
McAfee, Inc.*^	64,700	2,167,450
Mentor Graphics Corp.*^	81,500	361,860
Micros Systems, Inc.*^	35,900	673,125
Microsoft Corp.^	3,478,200	63,894,534
MSC.Software Corp.*	50,500	284,820
Net 1 UEPS Technologies, Inc.*	36,400	553,644
Novell, Inc.*	150,200	639,852
Nuance Communications, Inc.*	83,500	906,810
Oracle Corp.*	1,687,300	30,489,511
Parametric Technology Corp.*^	49,900	498,002
Progress Software Corp.*	18,400	319,424
Quality Systems, Inc.^	10,700	484,175
Quest Software, Inc.*	31,000	393,080
Red Hat, Inc.*	87,300	1,557,432
Salesforce.com, Inc.*	46,600	1,525,218
Solera Holdings, Inc.*^	20,900	517,902
Symantec Corp.*^	364,500	5,445,630
Synopsys, Inc.*	61,200	1,268,676
Take-Two Interactive Software, Inc.*	34,600	288,910
TIBCO Software, Inc.*^	83,500	490,145
TiVo, Inc.*	66,900	470,976
Tyler Technologies, Inc.*	30,800	450,604
VMware, Inc., Class A*	19,400	458,228
Wind River Systems, Inc.*^	52,200	334,080

		147,901,330

Total Information Technology		658,491,870

Materials (3.8%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.^	92,600	5,208,750
Airgas, Inc.	37,300	1,261,113
Albemarle Corp.^	39,700	864,269
Arch Chemicals, Inc.^	15,700	297,672
Ashland, Inc.	31,470	325,085
Cabot Corp.^	29,000	304,790
Calgon Carbon Corp.*	27,100	384,007
Celanese Corp., Class A^	61,500	822,255
CF Industries Holdings, Inc.	24,100	1,714,233
Cytec Industries, Inc.	21,100	316,922
Dow Chemical Co.^	410,400	3,459,672
E.I. du Pont de Nemours & Co.	395,900	8,840,447
Eastman Chemical Co.	33,500	897,800
Ecolab, Inc.	71,562	$2,485,348
Ferro Corp.^	39,100	55,913
FMC Corp.	33,900	1,462,446
H.B. Fuller Co.^	26,000	338,000
Huntsman Corp.	61,000	190,930
International Flavors & Fragrances, Inc.	34,600	1,053,916
Intrepid Potash, Inc.*^	21,300	392,985
Lubrizol Corp.	31,100	1,057,711
Minerals Technologies, Inc.^	8,600	275,630
Monsanto Co.	239,200	19,877,520
Mosaic Co.	68,700	2,884,026
Nalco Holding Co.^	63,700	832,559
NewMarket Corp.	11,300	500,590
NL Industries, Inc.^	33,600	336,000
Olin Corp.	32,700	466,629
PPG Industries, Inc.	69,600	2,568,240
Praxair, Inc.^	137,700	9,265,833
Rockwood Holdings, Inc.*	40,200	319,188
Rohm & Haas Co.	55,600	4,383,504
RPM International, Inc.	56,100	714,153
Scotts Miracle-Gro Co., Class A^	19,000	659,300
Sensient Technologies Corp.	20,600	484,100
Sigma-Aldrich Corp.	55,000	2,078,450
Solutia, Inc.*^	49,700	92,939
Terra Industries, Inc.	46,200	1,297,758
Valhi, Inc.^	36,000	337,680
Valspar Corp.^	44,500	888,665
W.R. Grace & Co.*^	64,800	409,536

		80,406,564

Construction Materials (0.1%)
Eagle Materials, Inc.	23,200	562,600
Martin Marietta Materials, Inc.^	17,500	1,387,750
Texas Industries, Inc.^	15,000	375,000
Vulcan Materials Co.^	48,200	2,134,778

		4,460,128

Containers & Packaging (0.3%)
AptarGroup, Inc.^	29,100	906,174
Ball Corp.	41,800	1,814,120
Bemis Co., Inc.	41,700	874,449
Crown Holdings, Inc.*	72,000	1,636,560
Graphic Packaging Holding Co.*^	297,700	258,999
Greif, Inc., Class A	14,800	492,692
Owens-Illinois, Inc.*	76,400	1,103,216
Packaging Corp. of America	48,600	632,772
Pactiv Corp.*	55,800	814,122
Rock-Tenn Co., Class A	16,100	435,505
Sealed Air Corp.	69,200	954,960
Silgan Holdings, Inc.	10,900	572,686
Sonoco Products Co.	43,300	908,434
Temple-Inland, Inc.^	81,900	439,803

		11,844,492

Metals & Mining (1.0%)
AK Steel Holding Corp.^	50,500	359,560
Alcoa, Inc.	346,100	2,540,374
Allegheny Technologies, Inc.^	44,200	969,306
AMCOL International Corp.^	19,500	289,380
Carpenter Technology Corp.^	24,000	338,880
Century Aluminum Co.*	34,000	71,740
Cliffs Natural Resources, Inc.	54,900	996,984
Commercial Metals Co.^	48,600	561,330
Compass Minerals International, Inc.^	14,800	834,276
Freeport-McMoRan Copper & Gold, Inc.^	173,600	6,615,896

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kaiser Aluminum Corp.	13,900	$321,368
Newmont Mining Corp.^	206,200	9,229,512
Nucor Corp.^	133,500	5,095,695
Reliance Steel & Aluminum Co.^	28,300	745,139
Royal Gold, Inc.	13,100	612,556
Schnitzer Steel Industries, Inc., Class A	16,000	502,240
Southern Copper Corp.^	93,500	1,628,770
Steel Dynamics, Inc.^	70,200	618,462
Titanium Metals Corp.^	243,800	1,333,586
United States Steel Corp.^	50,900	1,075,517
Worthington Industries, Inc.	37,000	322,270

		35,062,841

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*^	5,285	42,439
Deltic Timber Corp.^	9,200	362,572
Domtar Corp.*^	236,900	225,055
Glatfelter^	40,600	253,344
International Paper Co.	195,400	1,375,616
MeadWestvaco Corp.^	77,800	932,822
Wausau Paper Corp.^	45,000	236,700
Weyerhaeuser Co.^	89,100	2,456,487

		5,885,035

Total Materials		137,659,060

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	2,574,000	64,864,800
CenturyTel, Inc.^	46,500	1,307,580
Cincinnati Bell, Inc.*	220,600	507,380
Embarq Corp.	65,900	2,494,315
Global Crossing Ltd.*	48,100	336,700
Iowa Telecommunications Services, Inc.^	27,800	318,588
NTELOS Holdings Corp.	17,000	308,380
Premiere Global Services, Inc.*	51,900	457,758
Qwest Communications International, Inc.^	618,500	2,115,270
Shenandoah Telecommunications Co.	17,900	408,120
tw telecom, Inc.*^	64,200	561,750
Verizon Communications, Inc.	1,235,100	37,300,020
Windstream Corp.	186,000	1,499,160

		112,479,821

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	179,300	5,456,099
Centennial Communications Corp.*	53,800	444,388
Clearwire Corp., Class A*^	58,000	298,700
Crown Castle International Corp.*^	125,700	2,565,537
Leap Wireless International, Inc.*^	23,300	812,471
MetroPCS Communications, Inc.*^	106,900	1,825,852
NII Holdings, Inc.*	72,000	1,080,000
SBA Communications Corp., Class A*^	48,700	1,134,710
Sprint Nextel Corp.*	1,274,715	4,550,732
Syniverse Holdings, Inc.*	45,100	710,776
Telephone & Data Systems, Inc.	42,000	1,113,420
U.S. Cellular Corp.*	43,300	1,443,622

		21,436,307

Total Telecommunication Services		133,916,128

Utilities (4.4%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.	72,400	1,677,508
Allete, Inc.	38,200	1,019,558
American Electric Power Co., Inc.	168,700	4,261,362
Cleco Corp.^	25,300	$548,757
DPL, Inc.	49,000	1,104,460
Duke Energy Corp.	538,600	7,712,752
Edison International	140,600	4,050,686
El Paso Electric Co.*^	24,400	343,796
Empire District Electric Co.	22,600	326,344
Entergy Corp.	81,700	5,562,953
Exelon Corp.^	279,300	12,677,427
FirstEnergy Corp.^	130,500	5,037,300
FPL Group, Inc.^	179,100	9,085,743
Great Plains Energy, Inc.^	50,700	682,929
Hawaiian Electric Industries, Inc.^	34,000	467,160
IDACORP, Inc.	19,500	455,520
ITC Holdings Corp.^	20,600	898,572
MGE Energy, Inc.	12,100	379,577
Northeast Utilities	60,700	1,310,513
NV Energy, Inc.	98,900	928,671
Pepco Holdings, Inc.	86,400	1,078,272
Pinnacle West Capital Corp.	42,100	1,118,176
Portland General Electric Co.	92,500	1,627,075
PPL Corp.	161,100	4,625,181
Progress Energy, Inc.^	111,100	4,028,486
Southern Co.	332,400	10,178,088
UIL Holdings Corp.^	13,200	294,624
UniSource Energy Corp.	16,400	462,316
Westar Energy, Inc.	43,100	755,543

		82,699,349

Gas Utilities (0.4%)
AGL Resources, Inc.	31,900	846,307
Atmos Energy Corp.	37,900	876,248
Energen Corp.	30,400	885,552
EQT Corp.	56,200	1,760,746
Laclede Group, Inc.	8,600	335,228
National Fuel Gas Co.^	34,600	1,061,182
New Jersey Resources Corp.	17,700	601,446
Nicor, Inc.	19,700	654,631
Northwest Natural Gas Co.	11,100	481,962
ONEOK, Inc.	46,000	1,040,980
Piedmont Natural Gas Co., Inc.	30,300	784,467
Questar Corp.	75,900	2,233,737
South Jersey Industries, Inc.	12,100	423,500
Southwest Gas Corp.^	18,500	389,795
UGI Corp.	45,400	1,071,894
WGL Holdings, Inc.	21,200	695,360

		14,143,035

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	272,395	1,582,615
Calpine Corp.*	151,000	1,028,310
Constellation Energy Group, Inc.	74,200	1,532,972
Dynegy, Inc., Class A*	212,200	299,202
Mirant Corp.*	73,100	833,340
NRG Energy, Inc.*	101,300	1,782,880
Ormat Technologies, Inc.^	14,400	395,424
Reliant Energy, Inc.*	151,500	483,285

		7,938,028

Multi-Utilities (1.5%)
Alliant Energy Corp.	47,900	1,182,651
Ameren Corp.	87,700	2,033,763
Avista Corp.	23,200	319,696
Black Hills Corp.^	16,500	295,185
CenterPoint Energy, Inc.	137,700	1,436,211
CH Energy Group, Inc.	10,200	478,380
CMS Energy Corp.	96,700	1,144,928
Consolidated Edison, Inc.	122,800	4,864,108

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Dominion Resources, Inc.	245,500	$7,608,045
DTE Energy Co.	71,100	1,969,470
Integrys Energy Group, Inc.^	32,800	854,112
MDU Resources Group, Inc.	77,500	1,250,850
NiSource, Inc.	119,700	1,173,060
NorthWestern Corp.	21,400	459,672
NSTAR^	46,200	1,472,856
OGE Energy Corp.	39,500	940,890
PG&E Corp.^	147,000	5,618,340
PNM Resources, Inc.	47,700	394,002
Public Service Enterprise Group, Inc.	209,200	6,165,124
SCANA Corp.	49,800	1,538,322
Sempra Energy	106,200	4,910,688
TECO Energy, Inc.^	86,600	965,590
Vectren Corp.	34,100	719,169
Wisconsin Energy Corp.	50,500	2,079,085
Xcel Energy, Inc.^	183,700	3,422,331

		53,296,528

Water Utilities (0.0%)
American Water Works Co., Inc.^	25,800	496,392
Aqua America, Inc.^	53,000	1,060,000
California Water Service Group	10,500	439,530

		1,995,922

Total Utilities		160,072,862

Total Common Stocks (99.3%) (Cost $4,526,426,598)		3,630,972,393

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.0%)
Bancaja U.S. Debt S.A.U.
1.49%, 7/10/09 (l)	$20,001,829	19,399,774
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	15,000,000	15,000,000
Beta Finance, Inc.
0.37%, 5/11/09 (l)	29,998,254	29,998,254
Calyon/New York
0.41%, 7/2/10 (l)	19,994,435	19,538,302
Comerica Bank
0.59%, 6/19/09 (l)	10,000,235	9,868,552
0.61%, 6/19/09 (l)	11,999,849	11,841,836
General Electric Capital Corp.
0.40%, 3/12/10 (l)	26,000,000	24,576,214
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	289,795,035	289,795,035
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	1,200,000
Links Finance LLC
0.37%, 6/22/09 (l)	14,999,038	14,936,642
MassMutual Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,912,930
Merrill Lynch & Co., Inc.
0.59%, 5/8/09 (l)	11,000,000	11,000,000
0.42%, 6/29/09 (l)	10,000,000	9,918,860
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,786,877
0.43%, 5/26/10 (l)	4,000,000	3,400,000
Monumental Global Funding Ltd.
1.30%, 5/24/10 (l)	7,000,000	6,632,409
Pricoa Global Funding I
0.40%, 6/25/10 (l)	8,998,873	8,122,500
Tango Finance Corp.
0.37%, 6/25/09 (l)	$6,999,361	$6,979,329
Wells Fargo & Co.
0.44%, 8/3/09 (l)	15,000,000	14,893,485

Total Short-Term Investments of Cash Collateral for Securities Loaned		509,800,999

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09	34,107,239	34,107,239

Total Short-Term Investments (14.9%) (Cost/Amortized Cost $557,894,150)		543,908,238

Total Investments (114.2%) (Cost/Amortized Cost $5,084,320,748)		4,174,880,631

Other Assets Less Liabilities (-14.2%)		(519,829,114)

Net Assets (100%)		$3,655,051,517

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $382 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Purchases
Russell 2000 Mini Index	31	June-09	$1,191,243	$1,306,030	$114,787
S&P 500 E-Mini Index	226	June-09	8,398,754	8,981,240	582,486

					$697,273

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$3,630,972,011	$543,908,238	$382	$4,174,880,631
Other Investments*	697,273	—	—	697,273

Total	$3,631,669,284	$543,908,238	$382	$4,175,577,904

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	382	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$382	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$382	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,649,229
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$109,794,273

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$180,479,012
Aggregate gross unrealized depreciation	(1,148,956,161)

Net unrealized depreciation	$(968,477,149)

Federal income tax cost of investments	$5,143,357,780

At March 31, 2009, the Portfolio had loaned securities with a total value of $518,980,764. This was secured by collateral of $523,786,910 which was received as cash and subsequently invested in short-term investments currently valued at $509,800,999, as reported in the portfolio of investments. Additionally, uninvested cash received as cash on loaned securities was held in an interest bearing account in the amount of $9,665, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,190,019,344 of which $669,460,381 expires in the year 2010, and $520,558,963 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.4%)
Amcor Ltd.	453,749	$1,405,998
Australia & New Zealand Banking Group Ltd.	585,400	6,431,684
BHP Billiton Ltd.	494,900	11,030,727
Commonwealth Bank of Australia	335,600	8,129,196
CSL Ltd.	182,711	4,134,162
Downer EDI Ltd.^	1,279,000	3,972,504
Goodman Fielder Ltd.	2,751,200	2,003,542
Macquarie Airports	3,348,100	4,237,952
Macquarie Group Ltd.^	257,700	4,871,201
Macquarie Infrastructure Group^	1,600,800	1,641,741
National Australia Bank Ltd.	623,921	8,746,458
Qantas Airways Ltd.	2,373,000	2,886,773
QBE Insurance Group Ltd.^	553,133	7,437,440
Telstra Corp., Ltd.	1,204,900	2,690,044
Westpac Banking Corp.	557,500	7,421,112
Woolworths Ltd.	169,100	2,951,949

		79,992,483

Austria (0.2%)
Voestalpine AG^	186,000	2,437,234

Belgium (0.7%)
Anheuser-Busch InBev N.V.	277,840	7,672,100
Delhaize Group^	40,400	2,620,194

		10,292,294

Canada (1.9%)
Barrick Gold Corp.	118,000	3,819,464
BCE, Inc.	163,000	3,247,589
Bombardier, Inc., Class B	972,500	2,267,727
Fairfax Financial Holdings Ltd.	4,800	1,241,117
Magna International, Inc., Class A	56,200	1,495,041
National Bank of Canada	62,100	1,982,984
Petro-Canada	249,100	6,691,796
Shoppers Drug Mart Corp.	142,500	4,898,437
Talisman Energy, Inc.	199,900	2,116,644

		27,760,799

Denmark (0.8%)
Novo Nordisk A/S, Class B	230,627	11,061,928

Finland (0.6%)
Nokia Oyj	805,600	9,431,344

France (9.7%)
Arkema S.A.^	255,100	4,035,678
BNP Paribas S.A.^	268,037	11,047,568
Bouygues S.A.^	51,300	1,830,206
Carrefour S.A.^	127,400	4,965,025
Cie de Saint-Gobain S.A.^	58,300	1,631,543
Compagnie Generale des Etablissements Michelin, Class B	95,800	3,546,989
Credit Agricole S.A.	583,700	6,423,762
France Telecom S.A.	452,200	10,283,465
GDF Suez S.A.	379,236	13,038,978
Groupe Danone S.A.^	57,400	2,801,869
Lafarge S.A.	32,400	1,454,591
Nexans S.A.	50,590	1,920,218
Pernod-Ricard S.A.^	35,500	1,984,200
Renault S.A.^	216,300	4,467,455
Sanofi-Aventis S.A.	428,955	24,071,978
Schneider Electric S.A.	77,200	5,125,596
Societe Generale S.A.	158,218	$6,212,888
Total S.A.	627,805	31,136,530
Vallourec S.A.	31,700	2,938,779
Veolia Environnement	76,760	1,599,581
Vinci S.A.^	88,700	3,285,391

		143,802,290

Germany (8.8%)
Allianz SE (Registered)^	137,900	11,617,142
BASF SE^	237,900	7,221,838
Bayer AG^	385,944	18,489,175
Bayerische Motoren Werke (BMW) AG^	142,400	4,132,006
Celesio AG^	179,900	3,315,546
Daimler AG^	176,100	4,476,365
Deutsche Bank AG (Registered)^	204,900	8,334,350
Deutsche Post AG (Registered)	166,330	1,790,872
Deutsche Telekom AG (Registered)^	900,270	11,199,661
E.ON AG^	581,734	16,192,746
Fresenius Medical Care AG & Co. KGaA^	178,200	6,928,957
MAN AG^	53,200	2,320,723
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)^	110,700	13,521,156
RWE AG^	105,820	7,439,722
SAP AG	82,000	2,912,024
Siemens AG (Registered)	167,800	9,609,408

		129,501,691

Greece (0.6%)
National Bank of Greece S.A.	107,200	1,630,818
OPAP S.A.	273,400	7,224,823

		8,855,641

Hong Kong (1.1%)
Cheung Kong Holdings Ltd.	271,000	2,334,791
CLP Holdings Ltd.^	489,000	3,360,013
Hang Seng Bank Ltd.	156,400	1,589,905
Hutchison Whampoa Ltd.	417,000	2,045,186
Kerry Properties Ltd.	1,115,500	2,683,935
New World Development Ltd.	1,937,000	1,932,642
Sun Hung Kai Properties Ltd.	335,000	3,000,842

		16,947,314

Ireland (0.5%)
CRH plc	346,866	7,535,435

Italy (2.7%)
A2A S.p.A.^	1,298,100	1,970,022
Ansaldo STS S.p.A.	211,100	3,355,119
Assicurazioni Generali S.p.A.	212,000	3,640,072
Enel S.p.A.^	865,200	4,149,733
ENI S.p.A.	535,392	10,308,144
Intesa Sanpaolo S.p.A.	2,040,900	5,612,647
Telecom Italia S.p.A.	2,995,700	3,845,256
Telecom Italia S.p.A. (RNC)	1,935,900	1,973,956
UniCredit S.p.A.	2,273,900	3,765,148
Unione di Banche Italiane S.c.p.A.^	121,900	1,342,512

		39,962,609

Japan (25.4%)
Aeon Co., Ltd.^	323,500	2,115,651
Ajinomoto Co., Inc.	137,000	966,492
Alps Electric Co., Ltd.	632,200	2,193,561
Asahi Breweries Ltd.	344,900	4,146,073
Astellas Pharma, Inc.	99,500	3,064,446
Bridgestone Corp.	173,600	2,506,964

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Canon, Inc.	234,900	$6,851,959
Central Japan Railway Co.	732	4,115,959
Chiba Bank Ltd.	681,000	3,396,902
Chubu Electric Power Co., Inc.^	124,400	2,737,156
Chuo Mitsui Trust Holdings, Inc.	1,205,000	3,750,243
Denso Corp.^	139,200	2,812,330
DIC Corp.^	3,170,000	4,670,374
East Japan Railway Co.	149,000	7,752,180
EDION Corp.^	736,100	1,817,470
Elpida Memory, Inc.*^	860,800	6,030,359
Fujifilm Holdings Corp.	101,400	2,219,189
Fujitsu Ltd.	944,000	3,551,225
Furukawa Electric Co., Ltd.^	1,541,000	4,363,358
Godo Steel Ltd.	1,695,000	4,210,699
Hitachi High-Technologies Corp.^	175,200	2,481,934
Hitachi Ltd.^	980,000	2,691,439
Honda Motor Co., Ltd.	492,800	11,791,052
HOYA Corp.	246,400	4,877,462
Idemitsu Kosan Co., Ltd.	61,700	4,588,214
Isuzu Motors Ltd.^	1,142,000	1,406,789
ITOCHU Corp.	1,099,000	5,419,587
Japan Tobacco, Inc.	1,295	3,458,461
JFE Holdings, Inc.^	176,800	3,906,539
JSR Corp.	191,200	2,254,377
Kansai Electric Power Co., Inc.	401,700	8,729,800
Kao Corp.	174,000	3,411,687
KDDI Corp.	1,136	5,360,550
Keyence Corp.	14,700	2,764,318
Kirin Holdings Co., Ltd.	146,000	1,557,651
Kyocera Corp.	33,900	2,267,501
Kyushu Electric Power Co., Inc.	70,200	1,571,367
Leopalace21 Corp.	813,400	4,815,669
Mediceo Paltac Holdings Co., Ltd.	207,900	2,218,701
Mitsubishi Chemical Holdings Corp.	1,558,000	5,369,939
Mitsubishi Corp.	643,400	8,560,678
Mitsubishi Electric Corp.	1,354,000	6,162,861
Mitsubishi Estate Co., Ltd.	225,000	2,568,380
Mitsubishi Gas Chemical Co., Inc.	722,000	3,117,914
Mitsubishi Heavy Industries Ltd.^	531,000	1,607,264
Mitsubishi Materials Corp.	1,363,000	3,675,242
Mitsubishi UFJ Financial Group, Inc.	3,149,900	15,474,404
Mitsui & Co., Ltd.	1,120,000	11,402,237
Mitsui Fudosan Co., Ltd.	609,000	6,680,022
Mitsui Sugar Co., Ltd.	484,000	1,309,035
Mizuho Financial Group, Inc.^	3,141,000	6,114,408
Namco Bandai Holdings, Inc.^	554,600	5,537,318
NGK Insulators Ltd.	169,000	2,635,496
Nintendo Co., Ltd.	29,300	8,594,713
Nippon Electric Glass Co., Ltd.	701,000	4,978,503
Nippon Express Co., Ltd.	463,000	1,460,348
Nippon Mining Holdings, Inc.	510,000	2,057,764
Nippon Paper Group, Inc.^	98,100	2,375,501
Nippon Steel Corp.^	2,231,000	6,036,268
Nippon Telegraph & Telephone Corp.	138,800	5,271,804
Nippon Yusen KK^	1,288,000	5,006,797
Nissan Motor Co., Ltd.	1,288,700	4,655,740
Nomura Real Estate Holdings, Inc.^	173,000	2,644,477
NTT DoCoMo, Inc.	5,258	7,174,060
OJI Paper Co., Ltd.	288,000	1,176,382
ORIX Corp.^	187,890	6,193,587
Osaka Gas Co., Ltd.	376,000	1,172,824
Panasonic Corp.	822,000	9,033,152
Ricoh Co., Ltd.	400,000	4,813,961
Seven & I Holdings Co., Ltd.	187,200	4,133,132
Sharp Corp.^	626,000	5,003,623
Shin-Etsu Chemical Co., Ltd.	66,800	$3,278,643
Sony Corp.^	258,800	5,306,508
Sumitomo Corp.	235,100	2,043,784
Sumitomo Mitsui Financial Group, Inc.^	217,700	7,679,505
Sumitomo Rubber Industries, Inc.^	281,000	1,883,348
Suzuki Motor Corp.^	178,200	2,981,933
Takeda Pharmaceutical Co., Ltd.	173,800	6,027,169
Tohoku Electric Power Co., Inc.	78,700	1,728,542
Tokyo Electric Power Co., Inc.^	330,100	8,240,193
Toshiba Corp.^	1,318,000	3,441,849
Tosoh Corp.	2,873,000	5,493,304
Toyota Motor Corp.	440,700	14,134,477
West Japan Railway Co.	680	2,148,593

		375,231,370

Luxembourg (1.0%)
ArcelorMittal S.A.^	458,946	9,288,730
SES S.A. (FDR)	314,500	6,001,342

		15,290,072

Netherlands (5.3%)
ASML Holding N.V.^	170,300	3,014,544
European Aeronautic Defence and Space Co. N.V.^	265,990	3,094,645
ING Groep N.V. (CVA)	733,095	4,094,702
Koninklijke (Royal) KPN N.V.	358,500	4,794,326
Koninklijke Ahold N.V.	419,720	4,595,060
Koninklijke Philips Electronics N.V.^	394,680	5,825,605
Reed Elsevier N.V.	276,100	2,952,587
Royal Dutch Shell plc, Class A	1,214,208	27,306,154
Royal Dutch Shell plc, Class B	306,068	6,708,800
SNS Reaal	860,200	3,024,750
TNT N.V.	83,400	1,426,726
Unilever N.V. (CVA)	607,400	12,007,889

		78,845,788

Norway (1.0%)
StatoilHydro ASA^	825,702	14,432,417

Papua New Guinea (0.3%)
Oil Search Ltd.	1,145,400	4,170,621

Singapore (0.1%)
DBS Group Holdings Ltd.	225,000	1,261,634

Spain (3.3%)
ACS Actividades de Construccion y Servicios S.A.^	37,100	1,537,185
Banco Bilbao Vizcaya Argentaria S.A.^	731,800	5,947,624
Banco Santander S.A.	1,783,889	12,265,423
Iberdrola S.A.	758,400	5,325,433
Telefonica S.A.	1,192,619	23,819,005

		48,894,670

Sweden (1.9%)
Atlas Copco AB, Class A^	553,346	4,155,447
Hennes & Mauritz AB, Class B	121,250	4,551,173
Nordea Bank AB^	551,400	2,753,235
Svenska Cellulosa AB, Class B^	521,100	3,956,112
Svenska Handelsbanken AB, Class A	91,900	1,299,370
Telefonaktiebolaget LM Ericsson, Class B	934,000	7,589,876
Volvo AB, Class B^	755,000	4,001,902

		28,307,115

Switzerland (7.7%)
Actelion Ltd. (Registered)*^	48,180	2,200,015

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Compagnie Financiere Richemont S.A.	189,600	$2,952,763
Credit Suisse Group AG (Registered)	437,314	13,264,178
Julius Baer Holding AG (Registered)	283,724	6,960,314
Nestle S.A. (Registered)	795,517	26,927,842
Novartis AG (Registered)	550,290	20,770,037
Roche Holding AG	93,058	12,776,351
Swiss Reinsurance (Registered)	73,692	1,202,434
Syngenta AG (Registered)	43,207	8,686,191
UBS AG (Registered)*	571,410	5,428,287
Xstrata plc	620,470	4,139,864
Zurich Financial Services AG (Registered)^	49,140	7,754,637

		113,062,913

United Kingdom (19.8%)
3i Group plc	438,919	1,702,085
Acergy S.A.	487,000	3,055,809
Associated British Foods plc	276,100	2,527,411
AstraZeneca plc	362,761	12,867,396
Aviva plc	1,493,564	4,617,701
BAE Systems plc	1,708,177	8,196,086
BG Group plc	980,133	14,856,067
BHP Billiton plc	688,944	13,640,460
BP plc	3,831,436	25,641,844
British American Tobacco plc	257,400	5,960,123
British Sky Broadcasting Group plc	405,900	2,519,520
Carnival plc	299,300	6,780,593
Catlin Group Ltd.	590,900	2,645,951
Centrica plc	3,392,300	11,092,726
Compass Group plc	447,320	2,044,017
Drax Group plc	449,400	3,324,698
GlaxoSmithKline plc	1,200,538	18,693,099
HSBC Holdings plc	2,173,200	12,302,506
Kingfisher plc	1,622,600	3,477,183
Lloyds Banking Group plc	3,515,365	3,603,557
Man Group plc	2,292,216	7,195,152
National Grid plc	1,027,252	7,897,823
Next plc	141,000	2,659,057
Pearson plc	235,100	2,360,479
Reckitt Benckiser Group plc	394,527	14,848,029
Reed Elsevier plc	310,400	2,227,351
Resolution Ltd.*	2,089,400	3,057,528
Rio Tinto plc	130,500	4,369,722
Rolls-Royce Group plc*	745,500	3,143,635
RSA Insurance Group plc	1,340,696	2,504,142
Standard Chartered plc	823,841	10,219,318
Tate & Lyle plc	725,600	2,708,543
Tesco plc	3,069,735	14,691,678
Thomas Cook Group plc	1,178,000	4,050,458
Tomkins plc	2,406,200	4,176,898
TUI Travel plc	640,500	2,103,916
Unilever plc	654,226	12,399,696
Vodafone Group plc	17,221,878	30,086,676
Wolseley plc*	840,300	2,781,050

		293,029,983

United States (0.3%)
News Corp., Class B^	525,700	4,124,037

Total Common Stocks (99.1%) (Cost $2,116,401,806)		1,464,231,682

RIGHTS:
Sweden (0.1%)
Nordea Bank AB, expiring 4/3/09*	6,065,400	$693,661

United Kingdom (0.1%)
HSBC Holdings plc, expiring 4/3/09*	905,500	1,831,952

Total Rights (0.2%) (Cost $—)		2,525,613

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.6%)
Banco de Sabadell S.A.
1.17%, 4/23/09(l)	$25,000,000	25,000,000
Beta Finance, Inc.
0.37%, 5/11/09(l)	9,999,418	9,999,418
Comerica Bank
0.59%, 6/19/09(l)	10,000,235	9,868,552
0.61%, 6/19/09(l)	11,999,849	11,841,835
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09(r)(v)	32,252,644	32,252,644
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09(h)(s)	10,000,000	1,200,000
MassMutual Global Funding II
0.40%, 3/26/10(l)	10,000,000	9,912,930
Merrill Lynch & Co., Inc.
0.59%, 5/8/09(l)	12,000,000	12,000,000
0.42%, 6/29/09(l)	10,000,000	9,918,860
Monumental Global Funding II
0.40%, 3/26/10(l)	24,000,000	22,295,016
Wells Fargo & Co.
0.44%, 8/3/09(l)	42,500,000	42,198,208

Total Short-Term Investments of Cash Collateral for Securities Loaned		186,487,463

Time Deposit (0.4%)
JPMorgan Chase Nassau
0.004%, 4/1/09	5,991,747	5,991,747

Total Short-Term Investments (13.0%) (Cost/Amortized Cost $203,743,893)		192,479,210

Total Investments (112.3%) (Cost/Amortized Cost $2,320,145,699)		1,659,236,505
Other Assets Less Liabilities (-12.3%)		(182,186,336)

Net Assets (100%)		$1,477,050,169

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.7%
Consumer Staples	10.0
Energy	10.3
Financials	20.7
Health Care	9.9
Industrials	10.3
Information Technology	5.5
Materials	8.7
Telecommunication Services	7.4
Utilities	6.7
Cash and Other	0.8

100.0%

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

FDR — Finnish Depositary Receipt

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/15/09	36,445	25,401	$25,219,332	$25,400,707	$(181,375)
European Union vs. U.S. Dollar, expiring 6/15/09	44,657	60,507	59,333,373	60,506,662	(1,173,289)
Japanese Yen vs. U.S. Dollar, expiring 6/15/09	2,312,952	23,503	23,394,328	23,502,744	(108,416)
Norwegian Krone vs. U.S. Dollar, expiring 6/15/09	253,707	36,613	37,655,140	36,612,598	1,042,542
Swedish Krona vs. U.S. Dollar, expiring 6/15/09	19,774	2,218	2,406,797	2,217,562	189,235

					$(231,303)

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 6/15/09	6,131	4,228	$6,130,980	$6,067,786	$63,194
British Pound vs. U.S. Dollar, expiring 6/15/09	37,115	25,880	37,115,025	37,141,509	(26,484)
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	6,135	7,552	6,134,551	5,994,476	140,075
Canadian Dollar vs. U.S. Dollar, expiring 6/15/09	18,363	22,896	18,363,370	18,173,931	189,439
Swedish Krona vs. U.S. Dollar, expiring 6/15/09	28,749	232,079	28,749,157	28,247,547	501,610
Swedish Krona vs. U.S. Dollar, expiring 6/15/09	2,450	19,774	2,449,536	2,406,797	42,739
Swiss Franc vs. U.S. Dollar, expiring 6/15/09	46,219	53,694	46,218,603	47,248,105	(1,029,502)

					$(118,929)

					$(350,232)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$27,760,799	$1,631,475,706	$—	$1,659,236,505
Other Investments*	—	2,168,834	—	2,168,834

Total	$27,760,799	$1,633,644,540	$—	$1,661,405,339

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	2,519,066	—	2,519,066

Total	$—	$2,519,066	$—	$2,519,066

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$30,589,771	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(30,589,771)	—

Balance as of 3/31/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$385,098,474
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$258,177,336

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,839,813
Aggregate gross unrealized depreciation	(681,334,720)

Net unrealized depreciation	$(678,494,907)

Federal income tax cost of investments	$2,337,731,412

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009, the Portfolio had loaned securities with a total value of $190,398,694. This was secured by collateral of $197,752,146 which was received as cash and subsequently invested in short-term investments currently valued at $186,487,463, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $123,449,981 of which $12,792,555 expires in the year 2010, and $110,657,426 expires in the year 2016. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.1%)
Auto Components (0.2%)
American Axle & Manufacturing Holdings, Inc.	1,900	$2,508
Amerigon, Inc.*	1,500	5,550
ArvinMeritor, Inc.	50,600	39,974
Cooper Tire & Rubber Co.^	32,000	129,280
Dana Holding Corp.*	2,100	966
Dorman Products, Inc.*^	9,200	85,836
Drew Industries, Inc.*^	18,900	164,052
Exide Technologies*	45,900	137,700
Fuel Systems Solutions, Inc.*	7,500	101,100
Lear Corp.*	54,800	41,100
Modine Manufacturing Co.^	32,900	82,250
Quantum Fuel Systems Technologies Worldwide, Inc.*	5,700	4,560
Raser Technologies, Inc.*^	29,800	124,862
Spartan Motors, Inc.	26,500	106,530
Stoneridge, Inc.*	900	1,899
Superior Industries International, Inc.^	10,900	129,165
Tenneco, Inc.*	41,300	67,319
Wonder Auto Technology, Inc.*	1,100	3,938

		1,228,589

Automobiles (0.0%)
Winnebago Industries, Inc.	19,800	105,138

Distributors (0.1%)
Audiovox Corp., Class A*	55,600	190,708
Core-Mark Holding Co., Inc.*	10,700	194,954

		385,662

Diversified Consumer Services (2.3%)
American Public Education, Inc.*	7,100	298,626
Capella Education Co.*^	9,800	519,400
Coinstar, Inc.*^	18,800	615,888
Corinthian Colleges, Inc.*^	267,900	5,210,655
Grand Canyon Education, Inc.*^	12,641	218,184
ITT Educational Services, Inc.*^	29,700	3,606,174
Jackson Hewitt Tax Service, Inc.	22,000	114,840
K12, Inc.*^	18,900	262,710
Learning Tree International, Inc.*	11,000	93,170
Lincoln Educational Services Corp.*^	10,786	197,600
Matthews International Corp., Class A	18,300	527,223
Pre-Paid Legal Services, Inc.*	3,800	110,314
Princeton Review, Inc.*	21,300	92,655
Regis Corp.	23,810	344,054
Sotheby’s, Inc.	40,800	367,200
Steiner Leisure Ltd.*	7,700	187,957
Stewart Enterprises, Inc., Class A^	93,800	303,912
Strayer Education, Inc.^	28,900	5,198,243
Universal Technical Institute, Inc.*^	26,600	319,200

		18,588,005

Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc.*	23,000	103,730
Ambassadors Group, Inc.	16,227	131,763
Ameristar Casinos, Inc.	16,300	205,054
Bally Technologies, Inc.*	36,400	670,488
BJ’s Restaurants, Inc.*^	11,400	158,574
Bob Evans Farms, Inc.	18,800	421,496
Buffalo Wild Wings, Inc.*^	10,400	380,432
California Pizza Kitchen, Inc.*	14,400	188,352
CEC Entertainment, Inc.*^	12,800	$331,264
Cheesecake Factory, Inc.*	36,200	414,490
Churchill Downs, Inc.^	4,500	135,270
CKE Restaurants, Inc.	34,600	290,640
Cracker Barrel Old Country Store, Inc.^	13,400	383,776
Denny’s Corp.*	84,812	141,636
DineEquity, Inc.^	17,100	202,806
Domino’s Pizza, Inc.*	28,500	186,675
Dover Downs Gaming & Entertainment, Inc.	22,700	69,689
Einstein Noah Restaurant Group, Inc.*	500	2,915
Gaylord Entertainment Co.*	19,300	160,769
Isle of Capri Casinos, Inc.*	32,400	171,396
Jack in the Box, Inc.*^	38,800	903,652
Krispy Kreme Doughnuts, Inc.*	39,300	62,880
Landry’s Restaurants, Inc.	10,600	55,332
Life Time Fitness, Inc.*^	16,400	205,984
Luby’s, Inc.*	21,600	106,056
Marcus Corp.	18,000	153,000
Monarch Casino & Resort, Inc.*^	12,000	61,920
Morgans Hotel Group Co.*^	33,100	102,941
O’Charleys, Inc.^	1,800	5,418
Orient-Express Hotels Ltd., Class A^	598,600	2,454,260
P.F. Chang’s China Bistro, Inc.*^	14,600	334,048
Panera Bread Co., Class A*	111,700	6,244,030
Papa John’s International, Inc.*	12,133	277,482
Peet’s Coffee & Tea, Inc.*	6,600	142,692
Pinnacle Entertainment, Inc.*	28,300	199,232
Red Robin Gourmet Burgers, Inc.*^.	310,500	5,474,115
Rick’s Cabaret International, Inc.*	1,300	5,902
Ruby Tuesday, Inc.*^	4,300	12,556
Shuffle Master, Inc.*	32,300	92,701
Sonic Corp.*^	37,500	375,750
Speedway Motorsports, Inc.	23,700	280,134
Steak n Shake Co.*^	17,400	131,718
Texas Roadhouse, Inc., Class A*^	24,700	235,391
Town Sports International Holdings, Inc.*	2,000	5,980
Vail Resorts, Inc.*^	18,800	384,084
Wendy’s/Arby’s Group, Inc., Class A	261,900	1,317,357
WMS Industries, Inc.*^	29,000	606,390

		24,982,220

Household Durables (0.4%)
American Greetings Corp., Class A^	26,400	133,584
Beazer Homes USA, Inc.*^	13,600	13,736
Blyth, Inc.	5,500	143,715
Brookfield Homes Corp.^	1,800	6,210
Cavco Industries, Inc.*^	4,000	94,400
CSS Industries, Inc.	4,500	76,500
Ethan Allen Interiors, Inc.^	15,000	168,900
Furniture Brands International, Inc.	5,700	8,379
Helen of Troy Ltd.*	14,200	195,250
Hooker Furniture Corp.^	800	6,752
Hovnanian Enterprises, Inc., Class A*^	72,600	113,256
iRobot Corp.*^	14,519	110,344
La-Z-Boy, Inc.^	36,000	45,000
M/I Homes, Inc.	16,000	111,840
Meritage Homes Corp.*	14,500	165,590
National Presto Industries, Inc.	3,678	224,395
Palm Harbor Homes, Inc.*	11,800	26,314

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ryland Group, Inc.^	24,900	$414,834
Sealy Corp.*	44,100	65,709
Skyline Corp.^	5,700	108,357
Standard Pacific Corp.*	77,100	67,848
Tempur-Pedic International, Inc.^	47,400	346,020
Tupperware Brands Corp.^	41,800	710,182
Universal Electronics, Inc.*	15,700	284,170

		3,641,285

Internet & Catalog Retail (1.0%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	68,310
Bidz.com, Inc.*	800	3,216
Blue Nile, Inc.*^	6,300	189,945
Drugstore.Com, Inc.*	500	585
Gaiam, Inc., Class A*	1,800	5,904
Netflix, Inc.*^	156,500	6,716,980
NutriSystem, Inc.^	14,400	205,488
Orbitz Worldwide, Inc.*	39,500	50,955
Overstock.com, Inc.*^	13,100	119,865
PetMed Express, Inc.*^	11,200	184,576
Shutterfly, Inc.*	13,500	126,495
Stamps.com, Inc.*	11,900	115,430

		7,787,749

Leisure Equipment & Products (0.2%)
Brunswick Corp.^	41,300	142,485
Callaway Golf Co.	43,800	314,484
JAKKS Pacific, Inc.*	12,900	159,315
Leapfrog Enterprises, Inc.*	92,400	127,512
Marine Products Corp.^	20,000	84,800
Polaris Industries, Inc.^	19,300	413,792
Pool Corp.	28,100	376,540
RC2 Corp.*	11,900	62,713
Smith & Wesson Holding Corp.*	24,600	148,092
Steinway Musical Instruments*	6,200	74,214

		1,903,947

Media (1.5%)
Arbitron, Inc.	12,900	193,629
Belo Corp., Class A^	65,300	39,833
Charter Communications, Inc., Class A*	132,900	2,764
Cinemark Holdings, Inc.	24,065	225,970
CKX, Inc.*	33,275	136,428
Cox Radio, Inc., Class A*	40,200	164,820
Crown Media Holdings, Inc., Class A*	60,100	122,604
Dolan Media Co.*^	15,800	124,346
Fisher Communications, Inc.	13,800	134,688
Global Sources Ltd.*	29,399	114,362
Harte-Hanks, Inc.^	47,200	252,520
Interactive Data Corp.	24,200	601,612
Knology, Inc.*	22,900	94,348
LIN TV Corp., Class A*	1,500	1,680
Live Nation, Inc.*	35,700	95,319
Martha Stewart Living Omnimedia, Inc., Class A*	32,100	79,929
Marvel Entertainment, Inc.*	31,900	846,945
McClatchy Co., Class A	6,900	3,381
Media General, Inc., Class A	2,000	3,840
Mediacom Communications Corp., Class A*	25,150	101,355
National CineMedia, Inc.^	550,600	7,256,908
Outdoor Channel Holdings, Inc.*	16,050	109,461
Playboy Enterprises, Inc., Class B*	1,800	3,546
RCN Corp.*^	20,100	74,370
RHI Entertainment, Inc.*	300	456
Scholastic Corp.^	11,300	$170,291
Sinclair Broadcast Group, Inc., Class A^	50,300	51,809
Time Warner Cable, Inc.	19,134	474,523
Valassis Communications, Inc.*	4,300	6,751
Value Line, Inc.	6,100	166,774
World Wrestling Entertainment, Inc., Class A^	25,500	294,270

		11,949,532

Multiline Retail (0.7%)
99 Cents Only Stores*^	31,000	286,440
Dillard’s, Inc., Class A^	31,100	177,270
Dollar Tree, Inc.*	120,300	5,359,365
Fred’s, Inc., Class A	25,800	291,024
Retail Ventures, Inc.*	2,000	3,040

		6,117,139

Specialty Retail (5.3%)
Aaron Rents, Inc.^	30,000	799,800
Aeropostale, Inc.*^	82,600	2,193,856
American Eagle Outfitters, Inc.	513,800	6,288,912
America’s Car-Mart, Inc.*^	8,100	110,079
Asbury Automotive Group, Inc.	26,300	113,353
bebe stores, Inc.	35,508	236,838
Big 5 Sporting Goods Corp.	17,350	101,845
Blockbuster, Inc., Class A*^	138,900	100,008
Borders Group, Inc.*	6,200	3,906
Brown Shoe Co., Inc.^	27,000	101,250
Buckle, Inc.	13,600	434,248
Build-A-Bear Workshop, Inc.*	2,900	17,603
Cabela’s, Inc.*	18,500	168,535
Cato Corp., Class A	17,900	327,212
Charlotte Russe Holding, Inc.*	18,100	147,515
Charming Shoppes, Inc.*^	104,041	145,657
Chico’s FAS, Inc.*^	118,700	637,419
Children’s Place Retail Stores, Inc.*^	12,945	283,366
Christopher & Banks Corp.^	56,200	229,858
Citi Trends, Inc.*	8,500	194,565
Coldwater Creek, Inc.*^	83,727	210,155
Collective Brands, Inc.*	46,800	455,832
Conn’s, Inc.*^	9,000	126,360
Dick’s Sporting Goods, Inc.*^	335,000	4,780,450
Dress Barn, Inc.*^	24,897	305,984
DSW, Inc., Class A*^	13,900	129,131
Finish Line, Inc., Class A	22,300	147,626
Genesco, Inc.*	9,000	169,470
Group 1 Automotive, Inc.	13,800	192,786
Gymboree Corp.*^	15,778	336,860
Haverty Furniture Cos., Inc.^	21,400	225,342
hhgregg, Inc.*	13,500	191,025
Hibbett Sports, Inc.*^	352,648	6,777,895
HOT Topic, Inc.*^	20,600	230,514
J. Crew Group, Inc.*^	26,900	354,542
Jo-Ann Stores, Inc.*^	12,000	196,080
JoS. A. Bank Clothiers, Inc.*^	11,500	319,815
Lumber Liquidators, Inc.*	12,300	156,825
MarineMax, Inc.*	1,200	2,352
Men’s Wearhouse, Inc.	30,300	458,742
Midas, Inc.*	11,400	90,288
Monro Muffler, Inc.	10,800	295,164
New York & Co., Inc.*	52,100	184,955
Pacific Sunwear of California, Inc.*	79,100	131,306
PEP Boys-Manny, Moe & Jack^	31,700	139,797
Rent-A-Center, Inc.*	44,100	854,217
REX Stores Corp.*	13,400	143,648

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ross Stores, Inc.	185,500	$6,655,740
Sally Beauty Holdings, Inc.*^	59,000	335,120
Shoe Carnival, Inc.*	10,200	105,570
Sonic Automotive, Inc., Class A^	5,200	8,320
Stage Stores, Inc.^	18,900	190,512
Syms Corp.*^	10,200	62,424
Systemax, Inc.*	10,200	131,784
Talbots, Inc.^	92,900	326,079
Tractor Supply Co.*^	22,000	793,320
Tween Brands, Inc.*	7,100	15,194
Ulta Salon Cosmetics & Fragrance, Inc.*	29,300	193,966
Wet Seal, Inc., Class A*	43,400	145,824
Williams-Sonoma, Inc.^	398,500	4,016,880
Zale Corp.*^	24,200	47,190
Zumiez, Inc.*^	32,956	319,673

		43,590,582

Textiles, Apparel & Luxury Goods (1.4%)
American Apparel, Inc.*^	32,700	95,484
Carter’s, Inc.*	309,300	5,817,933
Cherokee, Inc.^	6,700	104,520
Columbia Sportswear Co.	5,800	173,536
Crocs, Inc.*	77,700	92,463
Deckers Outdoor Corp.*^	7,700	408,408
FGX International Holdings Ltd.*	10,900	126,658
Fossil, Inc.*^	26,600	417,620
Fuqi International, Inc.*	2,100	9,870
G-III Apparel Group Ltd.*^	13,600	75,072
Iconix Brand Group, Inc.*	37,200	329,220
Kenneth Cole Productions, Inc., Class A	14,600	93,294
K-Swiss, Inc., Class A^	12,900	110,166
Lululemon Athletica, Inc.*^	39,600	342,936
Maidenform Brands, Inc.*	12,300	112,668
Movado Group, Inc.^	24,700	186,238
Oxford Industries, Inc.^	1,500	9,255
Perry Ellis International, Inc.*	22,700	78,542
Quiksilver, Inc.*^	97,100	124,288
Skechers U.S.A., Inc., Class A*	41,700	278,139
Steven Madden Ltd.*	8,300	155,874
Timberland Co., Class A*	26,419	315,443
True Religion Apparel, Inc.*^	13,700	161,797
Under Armour, Inc., Class A*	20,000	328,600
Unifi, Inc.*^	31,300	20,032
UniFirst Corp.	6,800	189,312
Volcom, Inc.*^	13,100	127,070
Warnaco Group, Inc.*	29,800	715,200
Weyco Group, Inc.^	3,800	98,496
Wolverine World Wide, Inc.	34,700	540,626

		11,638,760

Total Consumer Discretionary		131,918,608

Consumer Staples (2.1%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	4,800	100,128
Coca-Cola Bottling Co. Consolidated	3,700	192,585
National Beverage Corp.*	12,000	110,040

		402,753

Food & Staples Retailing (0.5%)
Andersons, Inc.	20,300	287,042
Arden Group, Inc., Class A	1,122	131,095
Casey’s General Stores, Inc.	32,800	874,448
Great Atlantic & Pacific Tea Co., Inc.*	27,100	143,901
Ingles Markets, Inc., Class A	8,500	126,905
Nash Finch Co.	6,000	$168,540
Pantry, Inc.*	10,500	184,905
Pricesmart, Inc.	7,300	131,473
Ruddick Corp.	27,100	608,395
Spartan Stores, Inc.	10,300	158,723
Susser Holdings Corp.*	8,600	115,584
United Natural Foods, Inc.*^	25,200	478,044
Village Super Market, Inc., Class A	5,501	171,466
Weis Markets, Inc.	5,200	161,408
Winn-Dixie Stores, Inc.*^	33,800	323,128

		4,065,057

Food Products (1.1%)
AgFeed Industries, Inc.*	4,800	10,848
Alico, Inc.^	8,700	208,800
American Dairy, Inc.*	7,000	118,370
B&G Foods, Inc., Class A	20,400	106,080
Calavo Growers, Inc.	7,600	91,352
Cal-Maine Foods, Inc.^	6,100	136,579
Chiquita Brands International, Inc.*	20,400	135,252
Darling International, Inc.*	38,400	142,464
Diamond Foods, Inc.^	7,600	212,268
Farmer Bros Co.^	6,932	123,390
Flowers Foods, Inc.^	51,100	1,199,828
Fresh Del Monte Produce, Inc.*	24,600	403,932
Green Mountain Coffee Roasters, Inc.*^	11,700	561,600
Griffin Land & Nurseries, Inc.	2,800	98,000
Hain Celestial Group, Inc.*^	22,443	319,588
HQ Sustainable Maritime Industries, Inc.*	500	3,825
Imperial Sugar Co.	8,500	61,115
J&J Snack Foods Corp.^	9,100	314,769
Lancaster Colony Corp.	13,100	543,388
Lance, Inc.	16,400	341,448
Lifeway Foods, Inc.*	11,200	89,600
Omega Protein Corp.*	1,800	4,752
Ralcorp Holdings, Inc.*	37,100	1,998,948
Sanderson Farms, Inc.^	11,900	446,845
Smart Balance, Inc.*	29,500	178,180
Synutra International, Inc.*^	26,811	220,118
Tootsie Roll Industries, Inc.^	15,136	328,754
TreeHouse Foods, Inc.*^	20,100	578,679
Zhongpin, Inc.*^	11,600	103,008

		9,081,780

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	261,696
WD-40 Co.	7,700	185,878

		447,574

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*^	29,100	112,326
Chattem, Inc.*^	10,100	566,105
China Sky One Medical, Inc.*	7,700	88,550
Elizabeth Arden, Inc.*^	13,200	76,956
Inter Parfums, Inc.^	45,685	266,343
Mannatech, Inc.	18,600	61,938
Nu Skin Enterprises, Inc., Class A	39,600	415,404
Prestige Brands Holdings, Inc.*	60,400	312,872
Schiff Nutrition International, Inc.*	14,300	64,350
USANA Health Sciences, Inc.*^	11,100	248,196

		2,213,040

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	160,896
Star Scientific, Inc.*^	43,200	184,896

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Corp.^	17,500	$523,600
Vector Group Ltd.	21,800	283,182

		1,152,574

Total Consumer Staples		17,362,778

Energy (5.8%)
Energy Equipment & Services (2.1%)
Allis-Chalmers Energy, Inc.*^	56,100	108,273
Basic Energy Services, Inc.*	19,500	126,165
Bolt Technology Corp.*	14,500	103,095
Bristow Group, Inc.*^	13,401	287,184
Bronco Drilling Co., Inc.*^	19,900	104,674
Cal Dive International, Inc.*	20,800	140,816
CARBO Ceramics, Inc.^	12,000	341,280
Complete Production Services, Inc.*	702,500	2,163,700
Dawson Geophysical Co.*	6,400	86,400
Dril-Quip, Inc.*^	18,100	555,670
ENGlobal Corp.*	1,400	6,356
FMC Technologies, Inc.*	93,500	2,933,095
Gulf Island Fabrication, Inc.	9,600	76,896
GulfMark Offshore, Inc.*	14,300	341,198
Hornbeck Offshore Services, Inc.*	10,900	166,116
ION Geophysical Corp.*^	135,600	211,536
Lufkin Industries, Inc.	9,300	352,284
Matrix Service Co.*	15,100	124,122
NATCO Group, Inc., Class A*^	9,400	177,942
Natural Gas Services Group, Inc.*^	10,400	93,600
Newpark Resources, Inc.*	42,400	107,272
Oceaneering International, Inc.*	104,400	3,849,228
OYO Geospace Corp.*	600	7,836
Parker Drilling Co.*	60,500	111,320
PHI, Inc.*	10,300	102,794
Pioneer Drilling Co.*	26,000	85,280
RPC, Inc.^	39,900	264,537
Superior Energy Services, Inc.*^	229,100	2,953,099
Superior Well Services, Inc.*	11,400	58,482
T-3 Energy Services, Inc.*	9,100	107,198
Tesco Corp.*	150,500	1,176,910
Trico Marine Services, Inc.*	2,000	4,200
Union Drilling, Inc.*	19,800	75,240
Willbros Group, Inc.*	18,300	177,510

		17,581,308

Oil, Gas & Consumable Fuels (3.7%)
Abraxas Petroleum Corp.*^	1,900	1,957
Alon USA Energy, Inc.^	11,400	156,180
Apco Argentina, Inc.^	15,200	167,504
Approach Resources, Inc.*	11,600	71,920
Arena Resources, Inc.*^	24,400	621,712
Atlas America, Inc.	16,300	142,625
ATP Oil & Gas Corp.*^	22,600	115,938
Berry Petroleum Co., Class A^	20,100	220,296
Bill Barrett Corp.*	130,390	2,899,874
BPZ Resources, Inc.*^	38,600	142,820
Brigham Exploration Co.*	39,300	74,670
Cabot Oil & Gas Corp.	128,400	3,026,388
Callon Petroleum Co.*^	23,400	25,506
Carrizo Oil & Gas, Inc.*^	31,400	278,832
Cheniere Energy, Inc.*^	33,500	142,710
Clayton Williams Energy, Inc.*	7,900	230,996
Clean Energy Fuels Corp.*^	21,500	130,935
Comstock Resources, Inc.*	29,400	876,120
Concho Resources, Inc.*	140,700	3,600,513
Contango Oil & Gas Co.*^	7,307	286,434
Crosstex Energy, Inc.	42,000	68,880
CVR Energy, Inc.*^	28,300	156,782
Delek U.S. Holdings, Inc.	14,400	$149,184
Delta Petroleum Corp.*^	104,000	124,800
DHT Maritime, Inc.^	23,000	88,320
Endeavour International Corp.*	133,700	116,319
Energy XXI Bermuda Ltd.	119,100	44,662
Evergreen Energy, Inc.*	137,400	191,261
EXCO Resources, Inc.*	96,400	964,000
FX Energy, Inc.*	33,300	92,574
General Maritime Corp.^	27,984	195,888
GeoGlobal Resources, Inc.*	43,900	31,608
GeoResources, Inc.*	15,400	103,488
GMX Resources, Inc.*^	15,900	103,350
Golar LNG Ltd.	22,100	75,803
Goodrich Petroleum Corp.*^	14,900	288,464
Gran Tierra Energy, Inc.*	127,537	320,118
Gulfport Energy Corp.*^	77,500	179,800
Harvest Natural Resources, Inc.*^	19,900	67,461
International Coal Group, Inc.*^	175,400	282,394
James River Coal Co.*^	14,400	177,696
Knightsbridge Tankers Ltd.	9,500	138,225
McMoRan Exploration Co.*	28,300	133,010
Newfield Exploration Co.*	169,700	3,852,190
Nordic American Tanker Shipping Ltd.^	24,800	726,640
Northern Oil and Gas, Inc.*	1,900	6,840
Oilsands Quest, Inc.*^	111,700	80,424
Panhandle Oil and Gas, Inc., Class A^	5,900	101,008
Parallel Petroleum Corp.*	48,400	61,952
Penn Virginia Corp.	176,100	1,933,578
Petroleum Development Corp.*	9,300	109,833
PetroQuest Energy, Inc.*^	45,100	108,240
PrimeEnergy Corp.*^	1,900	94,810
Range Resources Corp.	89,000	3,663,240
Rentech, Inc.*^	133,500	73,425
Rex Energy Corp.*^	48,900	140,343
Rosetta Resources, Inc.*	24,300	120,285
Ship Finance International Ltd.^	27,200	178,432
Stone Energy Corp.*	32,600	108,558
Swift Energy Co.*	17,300	126,290
Teekay Tankers Ltd., Class A	2,700	25,677
Toreador Resources Corp.*^	13,400	33,634
TXCO Resources, Inc.*^	8,100	3,337
Uranium Resources, Inc.*^	63,900	30,033
USEC, Inc.*^	71,800	344,640
VAALCO Energy, Inc.*	27,900	147,591
Venoco, Inc.*^	33,100	108,568
Warren Resources, Inc.*^	39,800	38,208
Western Refining, Inc.^	14,100	168,354
Westmoreland Coal Co.*	500	3,585
World Fuel Services Corp.^	19,000	600,970

		30,298,702

Total Energy		47,880,010

Financials (13.8%)
Capital Markets (4.4%)
Affiliated Managers Group, Inc.*^	104,700	4,367,037
Apollo Investment Corp.^	67,100	233,508
Ares Capital Corp.^	45,800	221,672
BGC Partners, Inc., Class A	98,900	218,569
BlackRock Kelso Capital Corp.	44,400	186,036
Broadpoint Securities Group, Inc.*^	48,000	158,400
Calamos Asset Management, Inc., Class A	2,400	11,544
Capital Southwest Corp.^	2,607	199,149
Cohen & Steers, Inc.^	25,200	281,232

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Hill Investment Group, Inc.*	2,000	$78,640
Epoch Holding Corp.^	11,700	80,379
Evercore Partners, Inc., Class A^	2,700	41,715
FBR Capital Markets Corp.*	22,400	73,696
FCStone Group, Inc.*	10,100	23,028
GAMCO Investors, Inc., Class A	3,900	127,335
GFI Group, Inc.	67,181	215,651
Gladstone Capital Corp.	14,300	89,518
Gladstone Investment Corp.	1,000	3,820
Greenhill & Co., Inc.	98,800	7,296,380
Harris & Harris Group, Inc.*^	27,700	102,490
Hercules Technology Growth Capital, Inc.	22,100	110,500
International Assets Holding Corp.*	100	1,019
KBW, Inc.*^	272,391	5,543,157
Knight Capital Group, Inc., Class A*	62,004	913,939
LaBranche & Co., Inc.*	62,500	233,750
Ladenburg Thalmann Financial Services, Inc.*	195,220	103,467
Lazard Ltd., Class A^	243,500	7,158,900
MCG Capital Corp.	5,000	6,400
MVC Capital, Inc.	28,900	243,049
NGP Capital Resources Co.	12,200	60,634
optionsXpress Holdings, Inc.	26,900	305,853
PennantPark Investment Corp.	1,300	4,875
Penson Worldwide, Inc.*	1,300	8,359
Piper Jaffray Cos., Inc.*^	11,900	306,901
Prospect Capital Corp.	14,700	125,244
Pzena Investment Management, Inc., Class A	29,500	56,345
Riskmetrics Group, Inc.*^	10,100	144,329
Sanders Morris Harris Group, Inc.	18,000	70,200
Stifel Financial Corp.*^	135,300	5,859,843
SWS Group, Inc.	11,500	178,595
Teton Advisors, Inc.(b)*†	54	104
thinkorswim Group, Inc.*	34,400	297,216
Thomas Weisel Partners Group, Inc.*^	1,000	3,580
TradeStation Group, Inc.*	31,900	210,540
U.S. Global Investors, Inc., Class A	1,000	4,870
Virtus Investment Partners, Inc.*^	3,495	22,752
Westwood Holdings Group, Inc.^	5,500	214,995

		36,199,215

Commercial Banks (3.2%)
1st Source Corp.	7,000	126,350
Ameris Bancorp^	10,100	47,571
Ames National Corp.	3,900	66,651
Arrow Financial Corp.^	11,300	267,697
BancFirst Corp.^	3,500	127,400
Banco Latinoamericano de Exportaciones S.A., Class E^	12,900	120,873
BancTrust Financial Group, Inc.^	27,793	175,930
Bank of the Ozarks, Inc.^	5,800	133,864
Banner Corp.^	12,500	36,375
Boston Private Financial Holdings, Inc.	35,900	126,009
Bryn Mawr Bank Corp.	5,500	92,675
Camden National Corp.^	3,900	89,115
Capital City Bank Group, Inc.^	20,200	231,492
Capitol Bancorp Ltd.^	20,400	84,660
Cardinal Financial Corp.	18,250	104,755
Cascade Bancorp^	19,300	31,459
Cathay General Bancorp^	27,369	285,459
Centerstate Banks of Florida, Inc.^	6,100	67,161
Central Pacific Financial Corp.^	18,200	$101,920
Chemical Financial Corp.^	15,100	314,231
Citizens & Northern Corp.^	4,200	77,658
Citizens Republic Bancorp, Inc.*^	82,400	127,720
City Bank/Washington	2,400	7,920
City Holding Co.^	7,600	207,404
CoBiz Financial, Inc.^	28,600	150,150
Colonial BancGroup, Inc.^	130,300	117,270
Columbia Banking System, Inc.^	11,300	72,320
Community Bank System, Inc.^	18,106	303,275
Community Trust Bancorp, Inc.	7,100	189,925
CVB Financial Corp.^	41,400	274,482
East West Bancorp, Inc.	29,900	136,643
Enterprise Financial Services Corp.	6,600	64,416
F.N.B. Corp./Pennsylvania^	50,500	387,335
Farmers Capital Bank Corp.^	4,500	70,515
Financial Institutions, Inc.	7,100	54,102
First Bancorp, Inc./Maine	100	1,586
First Bancorp/North Carolina^	7,800	93,366
First Bancorp/Puerto Rico^	33,500	142,710
First Busey Corp.^	19,400	150,544
First Commonwealth Financial Corp.	60,100	533,087
First Community Bancshares, Inc./Virginia^	14,400	168,048
First Financial Bancorp	17,700	168,681
First Financial Bankshares, Inc.^	13,600	655,112
First Financial Corp./Indiana^	5,300	195,570
First Merchants Corp.	25,100	270,829
First Midwest Bancorp, Inc./Illinois^	22,900	196,711
FirstMerit Corp.	52,200	950,040
Frontier Financial Corp.^	35,600	39,160
Glacier Bancorp, Inc.^	40,500	636,255
Green Bankshares, Inc.^	20,956	184,413
Guaranty Bancorp*	23,100	40,425
Hancock Holding Co.^	18,100	566,168
Hanmi Financial Corp.^	60,300	78,390
Harleysville National Corp.	21,500	130,290
Heartland Financial USA, Inc.^	18,802	254,579
Heritage Commerce Corp.^	8,000	42,000
Home Bancshares, Inc./Arkansas	13,714	273,869
IBERIABANK Corp.^	11,200	514,528
Independent Bank Corp./Massachusetts	8,600	126,850
International Bancshares Corp.^	24,100	187,980
Investors Bancorp, Inc.*	20,800	176,176
Lakeland Bancorp, Inc.^	10,800	86,724
Lakeland Financial Corp.	6,100	117,059
MainSource Financial Group, Inc.^	10,800	86,832
MB Financial, Inc.	22,000	299,200
Nara Bancorp, Inc.	42,500	124,950
National Penn Bancshares, Inc.	48,100	399,230
NBT Bancorp, Inc.^	19,400	419,816
Northfield Bancorp, Inc./New Jersey^	22,768	248,854
Old National Bancorp/Indiana^	47,200	527,224
Old Second Bancorp, Inc.^	23,500	149,225
Oriental Financial Group, Inc.	22,400	109,312
Pacific Capital Bancorp N.A.	21,700	146,909
Pacific Continental Corp.	500	5,820
PacWest Bancorp	11,500	164,795
Park National Corp.^	6,700	373,525
Peapack Gladstone Financial Corp.	4,200	75,726
Pennsylvania Commerce Bancorp, Inc.*^	10,300	189,520
Peoples Bancorp, Inc./Ohio^	5,800	75,284
Pinnacle Financial Partners, Inc.*^	12,981	307,780

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Premierwest Bancorp^	37,170	$149,423
PrivateBancorp, Inc.^	11,700	169,182
Prosperity Bancshares, Inc.^	25,300	691,955
Provident Bankshares Corp.^	19,100	134,655
Renasant Corp.^	10,100	126,856
Republic Bancorp, Inc./Kentucky, Class A^	14,200	265,114
S&T Bancorp, Inc.^	13,201	279,993
Sandy Spring Bancorp, Inc.^	8,700	97,092
Santander BanCorp	21,023	165,661
SCBT Financial Corp.^	5,000	104,500
Seacoast Banking Corp. of Florida^	19,800	59,994
Shore Bancshares, Inc.	4,700	78,725
Sierra Bancorp^	6,500	63,245
Signature Bank/New York*	23,600	666,228
Simmons First National Corp., Class A	6,600	166,254
Smithtown Bancorp, Inc.^	5,300	59,784
South Financial Group, Inc.^	50,000	55,000
Southside Bancshares, Inc.^	10,900	206,010
Southwest Bancorp, Inc./Oklahoma	7,800	73,164
State Bancorp, Inc./New York	8,500	65,450
StellarOne Corp.^	11,000	131,010
Sterling Bancorp/New York^	10,200	100,980
Sterling Bancshares, Inc./Texas^	46,400	303,456
Sterling Financial Corp./Washington^	47,100	97,497
Suffolk Bancorp^	4,600	119,554
Sun Bancorp, Inc./New Jersey*	12,500	64,875
Susquehanna Bancshares, Inc.^	60,800	567,264
SVB Financial Group*^	16,604	332,246
SY Bancorp, Inc.	6,300	153,090
Texas Capital Bancshares, Inc.*^	13,600	153,136
Tompkins Financial Corp.^	2,900	124,700
TowneBank/Virginia	9,800	160,034
Trico Bancshares^	12,500	209,250
Trustmark Corp.^	33,000	606,540
UCBH Holdings, Inc.^	70,200	106,002
UMB Financial Corp.^	20,500	871,045
Umpqua Holdings Corp.^	36,400	329,784
Union Bankshares Corp./Virginia^	17,900	247,915
United Bankshares, Inc.^	22,200	382,728
United Community Banks, Inc./Georgia^	25,894	107,719
United Security Bancshares/California	13,400	98,624
Univest Corp. of Pennsylvania	6,547	114,572
W Holding Co., Inc.	1,400	12,726
Washington Trust Bancorp, Inc.^	10,300	167,375
WesBanco, Inc.^	16,600	378,978
West Bancorp, Inc.^	21,800	162,410
Westamerica Bancorporation^	19,200	874,752
Western Alliance Bancorporation*^	27,500	125,400
Wilshire Bancorp, Inc.^	16,500	85,140
Wintrust Financial Corp.^	11,100	136,530
Yadkin Valley Financial Corp.^	6,400	47,680

		26,609,231

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	2,500	4,225
Advanta Corp., Class B^	27,600	18,216
Cash America International, Inc.	13,700	214,542
CompuCredit Corp.*^	33,100	81,095
Credit Acceptance Corp.*	8,200	176,218
Dollar Financial Corp.*^	15,100	143,752
EZCORP, Inc., Class A*	23,300	269,581
First Cash Financial Services, Inc.*^	9,400	140,248
First Marblehead Corp.*	83,700	$107,973
Nelnet, Inc., Class A*^	16,800	148,512
World Acceptance Corp.*^	8,500	145,350

		1,449,712

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*^	18,300	97,173
Compass Diversified Holdings	19,375	172,825
Encore Capital Group, Inc.*	34,400	155,832
Fifth Street Finance Corp.	13,200	102,168
Financial Federal Corp.^	14,113	298,913
Interactive Brokers Group, Inc., Class A*	23,800	383,894
Life Partners Holdings, Inc.^	13,500	230,310
MarketAxess Holdings, Inc.*^	37,400	285,736
Medallion Financial Corp.	15,894	117,775
PHH Corp.*^	31,800	446,790
PICO Holdings, Inc.*	7,600	228,532
Portfolio Recovery Associates, Inc.*^	7,200	193,248
Primus Guaranty Ltd.*	40,600	63,742

		2,776,938

Insurance (2.1%)
Ambac Financial Group, Inc.^	217,700	169,806
American Equity Investment Life Holding Co.	28,600	118,976
American Physicians Capital, Inc.	4,000	163,680
American Safety Insurance Holdings Ltd.*	7,900	90,929
Amerisafe, Inc.*	8,900	136,348
Amtrust Financial Services, Inc.	14,800	141,340
Argo Group International Holdings Ltd.*	20,000	602,600
Aspen Insurance Holdings Ltd.^	55,155	1,238,781
Assured Guaranty Ltd.	34,600	234,242
Baldwin & Lyons, Inc., Class B	6,587	124,626
Citizens, Inc./Texas*^	17,600	127,952
CNA Surety Corp.*	7,900	145,676
Crawford & Co., Class B*^	28,100	188,832
Delphi Financial Group, Inc., Class A	22,805	306,955
Donegal Group, Inc., Class A^	9,797	150,580
eHealth, Inc.*	11,800	188,918
EMC Insurance Group, Inc.	6,162	129,833
Employers Holdings, Inc.	30,900	294,786
Enstar Group, Ltd.*	2,600	146,432
FBL Financial Group, Inc., Class A^	48,100	199,615
First Acceptance Corp.*	36,158	87,502
First Mercury Financial Corp.*	20,400	294,576
Flagstone Reinsurance Holdings Ltd.	18,850	146,842
FPIC Insurance Group, Inc.*^	3,900	144,417
Greenlight Capital Reinsurance Ltd., Class A*	16,866	269,350
Hallmark Financial Services*	12,600	87,318
Harleysville Group, Inc.	6,200	197,222
Hilltop Holdings, Inc.*	24,641	280,908
Horace Mann Educators Corp.	19,200	160,704
Independence Holding Co.	15,600	78,156
Infinity Property & Casualty Corp.	7,200	244,296
IPC Holdings Ltd.	30,900	835,536
Kansas City Life Insurance Co.^	5,400	193,590
Maiden Holdings Ltd.	25,900	115,773
Max Capital Group Ltd.	37,000	637,880
Meadowbrook Insurance Group, Inc.	26,200	159,820
Montpelier Reinsurance Holdings Ltd.	61,700	799,632
National Financial Partners Corp.^	33,435	106,992
National Interstate Corp.	9,500	160,645

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
National Western Life Insurance Co., Class A	1,300	$146,900
Navigators Group, Inc.*	7,700	363,286
NYMAGIC, Inc.	6,400	78,080
Odyssey Reinsurance Holdings Corp.	13,300	504,469
Phoenix Cos., Inc.	69,800	81,666
Platinum Underwriters Holdings Ltd.	31,600	896,176
PMA Capital Corp., Class A*	22,200	92,574
Presidential Life Corp.^	13,900	108,281
ProAssurance Corp.*	20,700	965,034
RLI Corp.^	12,100	607,420
Safety Insurance Group, Inc.	10,200	317,016
SeaBright Insurance Holdings, Inc.*	22,500	235,350
Selective Insurance Group, Inc.	31,300	380,608
State Auto Financial Corp.	6,700	117,920
Stewart Information Services Corp.	11,500	224,250
Tower Group, Inc.	23,326	574,520
United America Indemnity Ltd., Class A*	9,500	38,190
United Fire & Casualty Co.^	14,700	322,812
Validus Holdings Ltd.	40,200	951,936
Zenith National Insurance Corp.	25,000	602,750

		17,511,304

Real Estate Investment Trusts (REITs) (2.7%)
Acadia Realty Trust (REIT)^	15,786	167,489
Agree Realty Corp. (REIT)	7,178	112,623
Alexander’s, Inc. (REIT)^	900	153,342
American Campus Communities, Inc. (REIT)^	29,200	506,912
American Capital Agency Corp. (REIT)	14,200	242,962
Anthracite Capital, Inc. (REIT)^	39,400	13,396
Anworth Mortgage Asset Corp. (REIT)	51,500	315,695
Ashford Hospitality Trust, Inc. (REIT)^	78,900	121,506
Associated Estates Realty Corp. (REIT)	13,400	76,112
BioMed Realty Trust, Inc. (REIT)	47,100	318,867
CapLease, Inc. (REIT)	47,000	92,590
Capstead Mortgage Corp. (REIT)	39,500	424,230
Care Investment Trust, Inc. (REIT)	11,600	63,336
Cedar Shopping Centers, Inc. (REIT)	23,500	40,890
Chimera Investment Corp. (REIT)	65,130	218,837
Cogdell Spencer, Inc. (REIT)	13,000	66,300
Colonial Properties Trust (REIT)	31,100	118,491
Corporate Office Properties Trust/Maryland (REIT)	24,600	610,818
Cousins Properties, Inc. (REIT)^	20,500	132,020
DCT Industrial Trust, Inc. (REIT)	104,000	329,680
DiamondRock Hospitality Co. (REIT)^	44,700	179,247
DuPont Fabros Technology, Inc. (REIT)	20,600	141,728
EastGroup Properties, Inc. (REIT)	14,600	409,822
Education Realty Trust, Inc. (REIT)	20,700	72,243
Entertainment Properties Trust (REIT)^	19,900	313,624
Equity Lifestyle Properties, Inc. (REIT)^	11,900	453,390
Equity One, Inc. (REIT)^	15,200	185,288
Extra Space Storage, Inc. (REIT)^	50,200	276,602
FelCor Lodging Trust, Inc. (REIT)^	83,600	113,696
First Industrial Realty Trust, Inc. (REIT)^	33,100	$81,095
First Potomac Realty Trust (REIT)^	28,707	210,996
Franklin Street Properties Corp. (REIT)^	34,700	426,810
Getty Realty Corp. (REIT)	8,200	150,470
Glimcher Realty Trust (REIT)	33,000	46,200
Gramercy Capital Corp./New York (REIT)	5,000	4,850
Hatteras Financial Corp. (REIT)	7,400	184,926
Healthcare Realty Trust, Inc. (REIT)^	38,900	583,111
Hersha Hospitality Trust (REIT)	44,929	85,365
Highwoods Properties, Inc. (REIT)	42,000	899,640
Home Properties, Inc. (REIT)^	20,500	628,325
Inland Real Estate Corp. (REIT)^	27,000	191,430
Investors Real Estate Trust (REIT)^	34,800	343,128
Kite Realty Group Trust (REIT)^	28,200	69,090
LaSalle Hotel Properties (REIT)^	53,800	314,192
Lexington Realty Trust (REIT)	109,800	261,324
LTC Properties, Inc. (REIT)	10,900	191,186
Maguire Properties, Inc. (REIT)*	54,500	39,240
Medical Properties Trust, Inc. (REIT)	41,168	150,263
MFA Financial, Inc. (REIT)	147,100	864,948
Mid-America Apartment Communities, Inc. (REIT)	17,100	527,193
Mission West Properties, Inc. (REIT)	18,245	116,768
Monmouth Real Estate Investment Corp. (REIT), Class A^	13,900	91,879
National Health Investors, Inc. (REIT)	13,500	362,745
National Retail Properties, Inc. (REIT)^	51,700	818,928
Newcastle Investment Corp. (REIT)	10,000	6,500
NorthStar Realty Finance Corp. (REIT)^	96,881	224,764
Omega Healthcare Investors, Inc. (REIT)	48,100	677,248
One Liberty Properties, Inc. (REIT)	800	2,816
Parkway Properties, Inc./Maryland (REIT)^	21,500	221,450
Pennsylvania Real Estate Investment Trust (REIT)^	31,100	110,405
Post Properties, Inc. (REIT)	27,600	279,864
Potlatch Corp. (REIT)	26,200	607,578
PS Business Parks, Inc. (REIT)	9,400	346,390
RAIT Financial Trust (REIT)	63,100	76,982
Ramco-Gershenson Properties Trust (REIT)^	21,700	139,965
Realty Income Corp. (REIT)^	65,394	1,230,715
Redwood Trust, Inc. (REIT)	36,400	558,740
Resource Capital Corp. (REIT)	2,200	6,688
Saul Centers, Inc. (REIT)	7,650	175,721
Senior Housing Properties Trust (REIT)	71,400	1,001,028
Sovran Self Storage, Inc. (REIT)	10,300	206,824
Strategic Hotels & Resorts, Inc. (REIT)^	84,800	58,512
Sun Communities, Inc. (REIT)	26,000	307,580
Sunstone Hotel Investors, Inc. (REIT)^	43,663	114,834
Tanger Factory Outlet Centers (REIT)^	20,300	626,458
Universal Health Realty Income Trust (REIT)	5,600	163,688

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	9,800	$131,516
U-Store-It Trust (REIT)	81,500	164,630
Washington Real Estate Investment Trust (REIT)^	33,900	586,470
Winthrop Realty Trust (REIT)	17,080	118,023

		22,061,227

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	6,627	99,272
Consolidated-Tomoka Land Co.^	3,000	89,100
Forestar Group, Inc.*^	16,900	129,285
Tejon Ranch Co.*^	7,900	163,293

		480,950

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.^	21,300	176,364
Bank Mutual Corp.	22,700	205,662
BankFinancial Corp.	26,600	265,202
Beneficial Mutual Bancorp, Inc.*	15,400	151,690
Berkshire Hills Bancorp, Inc.^	5,700	130,644
Brookline Bancorp, Inc.	31,834	302,423
Brooklyn Federal Bancorp, Inc.	6,600	72,798
Clifton Savings Bancorp, Inc.^	12,400	124,000
Danvers Bancorp, Inc.	8,400	116,004
Dime Community Bancshares, Inc.	30,600	287,028
Doral Financial Corp.*	16,300	29,340
ESSA Bancorp, Inc.	8,200	109,142
Farmer Mac, Class C	1,800	4,824
First Financial Holdings, Inc.	6,800	52,020
First Financial Northwest, Inc.^	11,800	98,412
First Niagara Financial Group, Inc.	78,300	853,470
Flagstar Bancorp, Inc.*	3,200	2,400
Flushing Financial Corp.	12,100	72,842
Fox Chase Bancorp, Inc.*	7,700	72,765
Guaranty Financial Group, Inc.*	11,400	11,970
Home Federal Bancorp, Inc./Idaho	9,600	83,808
Kearny Financial Corp.	12,250	128,380
Meridian Interstate Bancorp, Inc.*^	10,100	85,042
NASB Financial, Inc.^	8,000	199,280
NewAlliance Bancshares, Inc.	71,700	841,758
Northwest Bancorp, Inc.	8,000	135,200
OceanFirst Financial Corp.	7,000	71,540
Ocwen Financial Corp.*	16,800	192,024
Oritani Financial Corp.*^	10,246	143,444
PMI Group, Inc.	97,200	60,264
Provident Financial Services, Inc.	36,100	390,241
Provident New York Bancorp^	18,900	161,595
Radian Group, Inc.	61,100	111,202
Rockville Financial, Inc.	8,200	74,620
Roma Financial Corp.^	9,400	121,730
TrustCo Bank Corp. NY/New York	50,000	301,000
United Financial Bancorp, Inc.^	11,100	145,299
ViewPoint Financial Group	6,000	72,180
Westfield Financial, Inc.	14,900	131,120
WSFS Financial Corp.	3,900	87,204

		6,675,931

Total Financials		113,764,508

Health Care (17.4%)
Biotechnology (5.2%)
Acorda Therapeutics, Inc.*^	196,100	3,884,741
Affymax, Inc.*^	6,600	106,326
Alexion Pharmaceuticals, Inc.*^	206,200	7,765,492
Alkermes, Inc.*^	62,000	752,060
Allos Therapeutics, Inc.*	25,000	154,500
Alnylam Pharmaceuticals, Inc.*^	20,900	$397,936
Amicus Therapeutics, Inc.*^	10,200	93,126
Arena Pharmaceuticals, Inc.*^	34,800	104,748
ARIAD Pharmaceuticals, Inc.*	59,500	70,805
ArQule, Inc.*	30,200	125,028
Array BioPharma, Inc.*^	29,100	76,824
Celera Corp.*	50,800	387,604
Celldex Therapeutics, Inc.*^	12,900	83,979
Cepheid, Inc.*	26,800	184,920
Cougar Biotechnology, Inc.*^	9,800	315,560
Cubist Pharmaceuticals, Inc.*^	36,400	595,504
CV Therapeutics, Inc.*	40,100	797,188
Cytokinetics, Inc.*	34,200	58,140
Cytori Therapeutics, Inc.*^	24,700	42,484
Dendreon Corp.*^	43,900	184,380
Dyax Corp.*^	42,600	106,926
Emergent Biosolutions, Inc.*^	15,000	202,650
Enzon Pharmaceuticals, Inc.*^	21,100	128,077
Facet Biotech Corp.*	13,060	124,070
Genomic Health, Inc.*	6,600	160,908
Geron Corp.*^	56,900	254,343
GTx, Inc.*^	16,800	177,744
Halozyme Therapeutics, Inc.*	28,700	156,702
Human Genome Sciences, Inc.*^	93,900	77,937
Idenix Pharmaceuticals, Inc.*^	21,500	66,220
Idera Pharmaceuticals, Inc.*^	14,100	91,227
Immunogen, Inc.*^	23,900	169,690
Immunomedics, Inc.*	58,400	56,064
Incyte Corp.*^	490,965	1,148,858
InterMune, Inc.*^	23,100	379,764
Isis Pharmaceuticals, Inc.*	59,600	894,596
Lexicon Pharmaceuticals, Inc.*^	73,300	79,897
Ligand Pharmaceuticals, Inc., Class B*	48,700	145,126
MannKind Corp.*^	64,555	224,651
Martek Biosciences Corp.*^	19,900	363,175
Maxygen, Inc.*	18,000	122,400
Medarex, Inc.*	77,300	396,549
Metabolix, Inc.*	11,700	79,794
Molecular Insight Pharmaceuticals, Inc.*	800	2,848
Momenta Pharmaceuticals, Inc.*^	25,300	278,553
Myriad Genetics, Inc.*	59,052	2,685,094
Nabi Biopharmaceuticals*	54,900	203,130
Neurocrine Biosciences, Inc.*	30,550	108,453
Novavax, Inc.*	1,200	1,224
NPS Pharmaceuticals, Inc.*	56,600	237,720
Onyx Pharmaceuticals, Inc.*	156,500	4,468,075
Opko Health, Inc.*	73,800	72,324
Orexigen Therapeutics, Inc.*^	21,300	55,593
OSI Pharmaceuticals, Inc.*^	130,700	5,000,582
Osiris Therapeutics, Inc.*^	7,000	96,600
PDL BioPharma, Inc.	79,300	561,444
Pharmasset, Inc.*^	9,900	97,119
Progenics Pharmaceuticals, Inc.*	14,600	96,214
Protalix BioTherapeutics, Inc.*	40,900	81,800
Regeneron Pharmaceuticals, Inc.*^	40,500	561,330
Repligen Corp.*	24,200	115,918
Rigel Pharmaceuticals, Inc.*^	19,600	120,344
Sangamo BioSciences, Inc.*^	29,300	123,939
Savient Pharmaceuticals, Inc.*^	26,300	130,185
Seattle Genetics, Inc.*^	47,900	472,294
Synta Pharmaceuticals Corp.*^	55,300	118,342
Targacept, Inc.*	14,100	37,788
Theravance, Inc.*^	30,400	516,800
United Therapeutics Corp.*	65,000	4,295,850

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
XOMA Ltd.*	129,500	$68,635
ZymoGenetics, Inc.*	33,600	134,064

		42,530,975

Health Care Equipment & Supplies (5.4%)
Abaxis, Inc.*^	10,200	175,848
Abiomed, Inc.*^	17,100	83,790
Accuray, Inc.*^	23,200	116,696
Align Technology, Inc.*	39,300	311,649
American Medical Systems Holdings, Inc.*	48,800	544,120
Analogic Corp.	6,300	201,726
AngioDynamics, Inc.*	11,400	128,136
Atrion Corp.	1,568	138,360
Cantel Medical Corp.*	10,300	132,561
Cardiac Science Corp.*	16,900	50,869
Conceptus, Inc.*	14,200	166,850
CONMED Corp.*^	13,500	194,535
CryoLife, Inc.*	17,100	88,578
Cyberonics, Inc.*	11,200	148,624
Cynosure, Inc., Class A*	18,300	111,447
DexCom, Inc.*	63,800	264,132
ev3, Inc.*^	44,000	312,400
Exactech, Inc.*	6,800	78,132
Gen-Probe, Inc.*	115,000	5,241,700
Greatbatch, Inc.*^	15,100	292,185
Haemonetics Corp.*	16,600	914,328
Hansen Medical, Inc.*^	12,700	51,054
ICU Medical, Inc.*^	5,200	167,024
I-Flow Corp.*	25,000	91,250
Immucor, Inc.*	243,500	6,124,025
Insulet Corp.*^	17,400	71,340
Integra LifeSciences Holdings Corp.*^	8,400	207,732
Invacare Corp.^	20,100	322,203
IRIS International, Inc.*	10,400	119,912
Kensey Nash Corp.*	14,200	302,034
Masimo Corp.*^	196,100	5,682,978
Medical Action Industries, Inc.*	10,600	87,874
Meridian Bioscience, Inc.	58,650	1,062,738
Merit Medical Systems, Inc.*	13,000	158,730
Micrus Endovascular Corp.*^	28,400	169,548
Natus Medical, Inc.*^	30,400	258,704
Neogen Corp.*	6,800	148,444
NuVasive, Inc.*^	216,000	6,778,080
NxStage Medical, Inc.*^	32,100	82,818
OraSure Technologies, Inc.*	33,600	85,008
Orthofix International N.V.*	9,000	166,680
Orthovita, Inc.*	80,400	215,472
Palomar Medical Technologies, Inc.*	12,100	87,846
Quidel Corp.*	32,100	295,962
ResMed, Inc.*	106,000	3,746,040
RTI Biologics, Inc.*^	36,200	103,170
Sirona Dental Systems, Inc.*	20,200	289,264
Somanetics Corp.*	7,100	107,778
SonoSite, Inc.*	7,900	141,252
Spectranetics Corp.*	36,900	93,357
Stereotaxis, Inc.*^	24,000	95,760
STERIS Corp.	38,700	900,936
SurModics, Inc.*^	7,300	133,225
Symmetry Medical, Inc.*	47,800	301,618
Synovis Life Technologies, Inc.*	7,400	102,416
Thoratec Corp.*	36,000	924,840
TomoTherapy, Inc.*	3,500	9,275
TranS1, Inc.*	2,000	12,180
Vnus Medical Technologies, Inc.*	7,000	148,890
Volcano Corp.*	253,300	$3,685,515
West Pharmaceutical Services, Inc.^	19,600	643,076
Wright Medical Group, Inc.*	23,600	307,508
Zoll Medical Corp.*	9,900	142,164

		44,322,386

Health Care Providers & Services (2.5%)
Air Methods Corp.*^	15,900	268,869
Alliance HealthCare Services, Inc.*	33,300	226,440
Almost Family, Inc.*^	8,100	154,629
Amedisys, Inc.*^	18,000	494,820
AMERIGROUP Corp.*	34,600	952,884
AMN Healthcare Services, Inc.*	19,500	99,450
Amsurg Corp.*	17,416	276,044
Assisted Living Concepts, Inc., Class A*	5,680	77,021
Bio-Reference Labs, Inc.*^	5,400	112,914
BMP Sunstone Corp.*^	17,600	56,848
Capital Senior Living Corp.*	35,500	86,620
CardioNet, Inc.*	7,605	213,396
Catalyst Health Solutions, Inc.*	20,000	396,400
Centene Corp.*	29,800	536,996
Chemed Corp.	14,600	567,940
Chindex International, Inc.*	1,700	8,449
Corvel Corp.*	7,118	143,926
Cross Country Healthcare, Inc.*^	17,000	111,350
Emergency Medical Services Corp., Class A*	4,400	138,116
Emeritus Corp.*	39,691	260,373
Ensign Group, Inc.	7,300	112,858
Five Star Quality Care, Inc.*	2,100	2,184
Genoptix, Inc.*	9,700	264,616
Gentiva Health Services, Inc.*	12,000	182,400
Hanger Orthopedic Group, Inc.*	14,500	192,125
HealthSouth Corp.*^	51,600	458,208
Healthspring, Inc.*	23,300	195,021
Healthways, Inc.*^	16,600	145,582
HMS Holdings Corp.*^	172,100	5,662,090
inVentiv Health, Inc.*	15,600	127,296
IPC The Hospitalist Co., Inc.*	6,700	127,501
Kindred Healthcare, Inc.*	18,500	276,575
Landauer, Inc.^	5,133	260,140
LHC Group, Inc.*	6,900	153,732
Magellan Health Services, Inc.*	25,700	936,508
MedCath Corp.*	14,800	107,596
Molina Healthcare, Inc.*^	6,800	129,336
MWI Veterinary Supply, Inc.*^	4,800	136,704
National Healthcare Corp.^	4,000	160,600
National Research Corp.^	3,600	89,424
Nighthawk Radiology Holdings, Inc.*	23,350	63,045
Odyssey HealthCare, Inc.*	15,400	149,380
Owens & Minor, Inc.	26,600	881,258
PharMerica Corp.*^	19,300	321,152
Providence Service Corp.*	1,000	6,880
PSS World Medical, Inc.*^	39,700	569,695
Psychiatric Solutions, Inc.*^	131,300	2,065,349
RadNet, Inc.*	34,900	43,276
RehabCare Group, Inc.*	8,500	148,240
Res-Care, Inc.*	11,700	170,352
Skilled Healthcare Group, Inc., Class A*	15,990	131,278
Sun Healthcare Group, Inc.*	20,300	171,332
Sunrise Senior Living, Inc.*	12,900	8,772
Triple-S Management Corp., Class B*^	11,700	144,144

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Physical Therapy, Inc.*	8,500	$82,280
Universal American Corp.*	18,500	156,695

		20,017,109

Health Care Technology (1.3%)
Allscripts-Misys Healthcare Solutions, Inc.^	96,340	991,339
athenahealth, Inc.*^	153,600	3,703,296
Computer Programs & Systems, Inc.^	4,400	146,388
Eclipsys Corp.*^	30,023	304,433
MedAssets, Inc.*^	362,300	5,162,775
Omnicell, Inc.*^	14,700	114,954
Phase Forward, Inc.*	23,710	303,251
Vital Images, Inc.*	8,700	98,049

		10,824,485

Life Sciences Tools & Services (2.3%)
Accelrys, Inc.*	25,900	103,082
Affymetrix, Inc.*	48,000	156,960
Albany Molecular Research, Inc.*	28,800	271,584
AMAG Pharmaceuticals, Inc.*^	43,453	1,597,767
Bio-Rad Laboratories, Inc., Class A*	12,500	823,750
Bruker Corp.*	25,000	154,000
Caliper Life Sciences, Inc.*	65,200	64,548
Cambrex Corp.*	26,300	59,964
Clinical Data, Inc.*^	11,400	123,120
Dionex Corp.*^	12,000	567,000
Enzo Biochem, Inc.*	22,800	91,656
eResearchTechnology, Inc.*	48,600	255,636
Exelixis, Inc.*^	65,800	302,680
ICON plc (ADR)*	196,000	3,165,400
Illumina, Inc.*^	154,300	5,746,132
Kendle International, Inc.*	6,100	127,856
Life Sciences Research, Inc.*	1,000	7,170
Luminex Corp.*	28,500	516,420
Medivation, Inc.*^	76,200	1,392,174
Nektar Therapeutics*	61,000	328,790
PAREXEL International Corp.*	31,277	304,325
QIAGEN N.V.*^	127,300	2,031,708
Sequenom, Inc.*^	40,000	568,800
Varian, Inc.*	17,300	410,702

		19,171,224

Pharmaceuticals (0.7%)
Acura Pharmaceuticals, Inc.*^	17,404	111,734
Adolor Corp.*	42,700	87,108
Akorn, Inc.*	63,800	54,868
Alexza Pharmaceuticals, Inc.*	34,700	76,687
Ardea Biosciences, Inc.*	8,100	83,349
Auxilium Pharmaceuticals, Inc.*^	27,200	753,984
Biodel, Inc.*^	1,500	7,815
BioMimetic Therapeutics, Inc.*^	10,300	73,130
Cadence Pharmaceuticals, Inc.*^	15,700	147,266
Caraco Pharmaceutical Laboratories Ltd.*	19,400	68,288
Columbia Laboratories, Inc.*^	37,900	54,576
Cypress Bioscience, Inc.*	17,700	125,847
Depomed, Inc.*	45,000	106,200
Discovery Laboratories, Inc.*	78,100	95,282
Durect Corp.*	59,736	133,211
Inspire Pharmaceuticals, Inc.*^	38,932	158,064
Javelin Pharmaceuticals, Inc.*	2,000	2,880
KV Pharmaceutical Co., Class A*^	56,400	93,060
MAP Pharmaceuticals, Inc.*	11,500	24,150
Medicines Co.*	31,500	341,460
Medicis Pharmaceutical Corp., Class A^	33,100	409,447
MiddleBrook Pharmaceuticals, Inc.*^	54,900	$74,664
Noven Pharmaceuticals, Inc.*	17,800	168,744
Obagi Medical Products, Inc.*	1,500	8,070
Optimer Pharmaceuticals, Inc.*	12,700	167,513
Pain Therapeutics, Inc.*	21,400	89,880
Par Pharmaceutical Cos., Inc.*	16,300	154,361
Pozen, Inc.*	16,400	100,368
Questcor Pharmaceuticals, Inc.*^	41,400	203,688
Salix Pharmaceuticals Ltd.*	31,500	299,250
Sucampo Pharmaceuticals, Inc., Class A*	21,600	132,408
Valeant Pharmaceuticals International*	37,400	665,346
ViroPharma, Inc.*^	37,300	195,825
Vivus, Inc.*	77,500	334,800
XenoPort, Inc.*	19,800	383,328

		5,986,651

Total Health Care		142,852,830

Industrials (18.0%)
Aerospace & Defense (1.5%)
AAR Corp.*	24,600	308,484
Aerovironment, Inc.*^	12,500	261,250
American Science & Engineering, Inc.	5,082	283,576
Applied Signal Technology, Inc.	6,100	123,403
Argon ST, Inc.*^	6,200	117,614
Ascent Solar Technologies, Inc.*	1,000	4,060
Axsys Technologies, Inc.*	4,100	172,364
Ceradyne, Inc.*	16,700	302,771
Cubic Corp.^	12,700	321,691
Curtiss-Wright Corp.	29,500	827,475
Ducommun, Inc.	6,900	100,326
DynCorp International, Inc., Class A*	11,700	155,961
Esterline Technologies Corp.*	21,400	432,066
GenCorp, Inc.*^	55,600	117,872
HEICO Corp.^	13,000	315,900
Herley Industries, Inc.*	9,300	111,228
Hexcel Corp.*^	711,400	4,673,898
Ladish Co., Inc.*^	10,100	73,326
LMI Aerospace, Inc.*	9,600	69,504
Moog, Inc., Class A*	27,800	635,786
Orbital Sciences Corp.*	39,400	468,466
Stanley, Inc.*	10,100	256,439
Taser International, Inc.*	32,100	150,228
Teledyne Technologies, Inc.*	26,700	712,356
TransDigm Group, Inc.*	21,900	719,196
Triumph Group, Inc.^	10,000	382,000

		12,097,240

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	10,500	182,175
Dynamex, Inc.*	5,900	77,172
Forward Air Corp.^	18,600	301,878
Hub Group, Inc., Class A*	21,700	368,900
Pacer International, Inc.	60,100	210,350

		1,140,475

Airlines (0.3%)
AirTran Holdings, Inc.*^	73,200	333,060
Alaska Air Group, Inc.*	26,500	465,605
Allegiant Travel Co.*^	8,300	377,318
Hawaiian Holdings, Inc.*	60,100	224,173
JetBlue Airways Corp.*^	101,600	370,840
Republic Airways Holdings, Inc.*	22,100	143,208
SkyWest, Inc.	34,200	425,448
U.S. Airways Group, Inc.*	53,800	136,114

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
UAL Corp.*^	73,800	$330,624

		2,806,390

Building Products (0.3%)
AAON, Inc.^	15,200	275,424
American Woodmark Corp.^	16,092	282,575
Ameron International Corp.	6,100	321,226
Apogee Enterprises, Inc.	14,500	159,210
Gibraltar Industries, Inc.	17,800	84,016
Griffon Corp.*	26,400	198,000
Insteel Industries, Inc.^	14,800	103,008
NCI Building Systems, Inc.*^	29,900	66,378
Quanex Building Products Corp.	18,100	137,560
Simpson Manufacturing Co., Inc.^	27,900	502,758
Trex Co., Inc.*^	10,900	83,167
Universal Forest Products, Inc.^	15,000	399,150

		2,612,472

Commercial Services & Supplies (2.8%)
ABM Industries, Inc.^	31,100	510,040
ACCO Brands Corp.*	29,400	28,812
American Ecology Corp.	7,700	107,338
American Reprographics Co.*	22,700	80,358
Amrep Corp.*	3,800	59,660
ATC Technology Corp.*	10,000	112,000
Bowne & Co., Inc.	21,213	68,094
Casella Waste Systems, Inc., Class A*	1,900	3,249
Cenveo, Inc.*^	40,000	130,000
Clean Harbors, Inc.*	11,407	547,536
Comfort Systems USA, Inc.	18,900	195,993
Consolidated Graphics, Inc.*^	6,800	86,496
Cornell Cos., Inc.*	7,200	117,864
Courier Corp.	7,000	106,190
Deluxe Corp.	33,300	320,679
EnergySolutions, Inc.	23,300	201,545
EnerNOC, Inc.*^	9,300	135,222
Ennis, Inc.	13,300	117,838
Fuel Tech, Inc.*^	20,550	214,953
G&K Services, Inc., Class A	9,300	175,863
GEO Group, Inc.*^	29,900	396,175
GeoEye, Inc.*^	8,500	167,875
Healthcare Services Group, Inc.	25,200	377,244
Herman Miller, Inc.	34,000	362,440
HNI Corp.^	29,300	304,720
ICT Group, Inc.*	800	4,456
Innerworkings, Inc.*^	20,100	85,827
Interface, Inc., Class A	30,300	90,597
Iron Mountain, Inc.*	323,457	7,171,042
Kimball International, Inc., Class B	18,300	120,048
Knoll, Inc.	22,800	139,764
M&F Worldwide Corp.*	10,900	127,639
McGrath RentCorp.	11,100	174,936
Metalico, Inc.*	3,300	5,610
Mine Safety Appliances Co.^	18,800	376,376
Mobile Mini, Inc.*^	16,300	187,776
Multi-Color Corp.^	7,100	86,833
PRG-Schultz International, Inc.*	1,700	4,828
Protection One, Inc.*	14,200	45,298
Rollins, Inc.	24,400	418,460
Schawk, Inc.^	8,500	51,340
Standard Parking Corp.*^	7,231	118,588
Standard Register Co.^	18,300	83,814
Stericycle, Inc.*^	110,480	5,273,210
Sykes Enterprises, Inc.*	20,600	342,578
Team, Inc.*^	18,000	210,960
Tetra Tech, Inc.*	38,900	792,782
United Stationers, Inc.*	12,945	$363,496
Viad Corp.	9,800	138,376
Waste Connections, Inc.*	52,600	1,351,820
Waste Services, Inc.*	16,500	70,620

		22,765,258

Construction & Engineering (0.5%)
Dycom Industries, Inc.*	22,700	131,433
EMCOR Group, Inc.*	39,800	683,366
Furmanite Corp.*	21,300	66,243
Granite Construction, Inc.^	21,900	820,812
Great Lakes Dredge & Dock Corp.^	29,600	89,096
Insituform Technologies, Inc., Class A*	19,200	300,288
Integrated Electrical Services, Inc.*	9,300	84,816
Layne Christensen Co.*^	9,000	144,630
MasTec, Inc.*	26,900	325,221
Michael Baker Corp.*	8,500	221,000
Northwest Pipe Co.*	11,300	321,711
Orion Marine Group, Inc.*	12,900	168,990
Perini Corp.*^	37,000	455,100
Pike Electric Corp.*^	20,700	191,475
Sterling Construction Co., Inc.*	15,600	278,304

		4,282,485

Electrical Equipment (3.2%)
A. O. Smith Corp.	12,700	319,786
Acuity Brands, Inc.^	24,600	554,484
Advanced Battery Technologies, Inc.*	41,200	88,168
Akeena Solar, Inc.*	3,500	3,920
American Superconductor Corp.*^	30,000	519,300
AMETEK, Inc.^	269,750	8,435,083
AZZ, Inc.*^	5,700	150,423
Baldor Electric Co.^	377,900	5,475,771
Beacon Power Corp.*	228,100	107,207
Belden, Inc.	28,200	352,782
Brady Corp., Class A	33,400	588,842
Capstone Turbine Corp.*	148,300	106,776
China BAK Battery, Inc.*	900	1,539
Encore Wire Corp.^	8,600	184,298
Ener1, Inc.*^	71,866	371,547
Energy Conversion Devices, Inc.*^	29,400	390,138
EnerSys*	314,100	3,806,892
Evergreen Solar, Inc.*^	94,900	202,137
Franklin Electric Co., Inc.	14,500	320,885
FuelCell Energy, Inc.*	66,623	159,895
Fushi Copperweld, Inc.*^	26,550	127,440
GrafTech International Ltd.*^	70,100	431,816
GT Solar International, Inc.*	54,200	359,888
Harbin Electric, Inc.*	800	4,920
II-VI, Inc.*^	11,500	197,570
LaBarge, Inc.*	10,800	90,396
LSI Industries, Inc.	16,200	83,754
Microvision, Inc.*^	68,100	87,849
Orion Energy Systems, Inc.*	1,500	6,615
Plug Power, Inc.*	116,300	101,181
Polypore International, Inc.*	56,300	226,326
Powell Industries, Inc.*^	4,300	151,833
Power-One, Inc.*	166,100	146,168
PowerSecure International, Inc.*	1,000	3,420
Preformed Line Products Co.^	4,398	165,541
Regal-Beloit Corp.^	20,600	631,184
Ultralife Corp.*	11,200	86,576
Valence Technology, Inc.*^	160,473	341,807
Vicor Corp.	43,494	212,686

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward Governor Co.^	35,600	$398,008

		25,994,851

Industrial Conglomerates (0.2%)
Otter Tail Corp.^	25,400	560,070
Raven Industries, Inc.^	7,500	155,850
Seaboard Corp.	200	202,000
Standex International Corp.	6,900	63,480
Tredegar Corp.	11,400	186,162
United Capital Corp.*^	5,100	87,975

		1,255,537

Machinery (5.4%)
3D Systems Corp.*^	17,392	114,613
Actuant Corp., Class A^	398,000	4,111,340
Alamo Group, Inc.^	7,500	79,950
Albany International Corp., Class A	16,700	151,135
Altra Holdings, Inc.*	16,800	65,184
American Railcar Industries, Inc.^	14,200	108,346
Ampco-Pittsburgh Corp.	5,900	78,234
Astec Industries, Inc.*^	11,500	301,645
Badger Meter, Inc.^	6,900	199,341
Barnes Group, Inc.^	28,010	299,427
Blount International, Inc.*	21,000	97,020
Briggs & Stratton Corp.^	29,100	480,150
Bucyrus International, Inc.	298,100	4,525,158
Cascade Corp.^	5,400	95,202
Chart Industries, Inc.*	124,910	984,291
China Fire & Security Group, Inc.*^	14,200	111,612
CIRCOR International, Inc.	7,900	177,908
CLARCOR, Inc.	33,300	838,827
Colfax Corp.*	242,712	1,667,431
Columbus McKinnon Corp.*^	11,300	98,536
Dynamic Materials Corp.	11,300	103,508
Energy Recovery, Inc.*^	17,600	133,760
EnPro Industries, Inc.*	9,500	162,450
ESCO Technologies, Inc.*	15,000	580,500
Federal Signal Corp.	41,200	217,124
Flanders Corp.*	18,400	74,336
Flow International Corp.*	4,300	6,966
Force Protection, Inc.*	32,200	154,560
FreightCar America, Inc.	7,400	129,722
Gorman-Rupp Co.^	6,800	134,640
Graham Corp.	11,200	100,464
Greenbrier Cos., Inc.	1,100	4,026
Hurco Cos., Inc.*^	7,400	78,662
IDEX Corp.^	271,050	5,927,863
Joy Global, Inc.	260,000	5,538,000
Kadant, Inc.*	6,800	78,336
Kaydon Corp.^	22,400	612,192
Key Technology, Inc.*	6,000	52,800
K-Tron International, Inc.*	1,600	97,072
L.B. Foster Co., Class A*	5,200	129,116
Lincoln Electric Holdings, Inc.^	124,600	3,948,574
Lindsay Corp.^	5,600	151,200
Lydall, Inc.*	300	891
Met-Pro Corp.^	10,600	86,390
Middleby Corp.*	10,600	343,758
Mueller Industries, Inc.	26,100	566,109
Mueller Water Products, Inc., Class A	54,300	179,190
NACCO Industries, Inc., Class A	9,500	258,210
Nordson Corp.^	22,900	651,047
Omega Flex, Inc.^	4,700	75,717
PMFG, Inc.*^	18,900	148,932
RBC Bearings, Inc.*	225,000	3,438,000
Robbins & Myers, Inc.	18,100	274,577
Sauer-Danfoss, Inc.	16,300	$39,772
Sun Hydraulics Corp.^	8,000	116,880
Tecumseh Products Co., Class A*	37,100	167,692
Tennant Co.	10,500	98,385
Thermadyne Holdings Corp.*	200	424
Titan International, Inc.^	22,800	114,684
Twin Disc, Inc.	17,200	119,024
Valmont Industries, Inc.^	69,500	3,489,595
Wabash National Corp.	29,500	36,285
Wabtec Corp.^	32,000	844,160
Watts Water Technologies, Inc., Class A^	16,192	316,716

		44,367,659

Marine (0.5%)
American Commercial Lines, Inc.*	24,700	78,299
Eagle Bulk Shipping, Inc.^	26,200	111,350
Genco Shipping & Trading Ltd.^	11,800	145,612
Horizon Lines, Inc., Class A^	2,300	6,969
International Shipholding Corp.	5,000	98,350
Kirby Corp.*^	139,500	3,716,280
TBS International Ltd., Class A*^	38,100	280,035
Ultrapetrol Bahamas Ltd.*	2,100	5,670

		4,442,565

Professional Services (1.6%)
Administaff, Inc.^	10,200	215,526
Advisory Board Co.*	8,200	135,956
CBIZ, Inc.*^	21,100	147,067
CDI Corp.	12,200	118,584
CoStar Group, Inc.*	10,873	328,908
CRA International, Inc.*^	12,800	241,664
Duff & Phelps Corp., Class A*	143,600	2,261,700
Exponent, Inc.*	6,900	174,777
First Advantage Corp., Class A*	10,400	143,312
Heidrick & Struggles International, Inc.	8,100	143,694
Hill International, Inc.*	26,800	81,472
Huron Consulting Group, Inc.*	122,600	5,201,918
ICF International, Inc.*^	9,701	222,832
Kelly Services, Inc., Class A^	33,000	265,650
Kforce, Inc.*	40,100	281,903
Korn/Ferry International*	21,900	198,414
LECG Corp.*	18,400	46,736
MPS Group, Inc.*	59,000	351,050
Navigant Consulting, Inc.*	28,300	369,881
Odyssey Marine Exploration, Inc.*^	32,100	108,819
On Assignment, Inc.*^	21,100	57,181
Resources Connection, Inc.*^	26,700	402,636
School Specialty, Inc.*	8,900	156,551
Spherion Corp.*	64,100	133,328
TrueBlue, Inc.*	20,900	172,425
Volt Information Sciences, Inc.*	15,600	103,740
VSE Corp.^	4,100	109,470
Watson Wyatt Worldwide, Inc., Class A^	27,100	1,337,927

		13,513,121

Road & Rail (1.2%)
Amerco, Inc.*^	4,400	147,532
Arkansas Best Corp.^	15,000	285,300
Celadon Group, Inc.*	12,800	71,040
Dollar Thrifty Automotive Group, Inc.*	500	580
Genesee & Wyoming, Inc., Class A*	22,600	480,250
Heartland Express, Inc.^	38,000	562,780
Kansas City Southern*^	202,300	2,571,233

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Knight Transportation, Inc.^	280,900	$4,258,444
Marten Transport Ltd.*	7,200	134,496
Old Dominion Freight Line, Inc.*^	16,200	380,538
Patriot Transportation Holding, Inc.*	1,600	99,712
Saia, Inc.*	9,900	118,305
Universal Truckload Services, Inc.	5,800	83,172
Werner Enterprises, Inc.	24,900	376,488
YRC Worldwide, Inc.*^	43,000	193,070

		9,762,940

Trading Companies & Distributors (0.4%)
Aceto Corp.	13,300	79,268
Aircastle Ltd.	26,800	124,620
Applied Industrial Technologies, Inc.^	24,800	418,376
Beacon Roofing Supply, Inc.*	26,800	358,852
DXP Enterprises, Inc.*	9,600	99,168
H&E Equipment Services, Inc.*	16,000	104,800
Houston Wire & Cable Co.	1,100	8,525
Interline Brands, Inc.*	25,962	218,860
Kaman Corp.	12,000	150,480
Lawson Products, Inc.	5,900	71,803
RSC Holdings, Inc.*^	58,900	309,814
Rush Enterprises, Inc., Class A*	15,800	140,936
TAL International Group, Inc.	12,800	93,696
Textainer Group Holdings Ltd.	14,400	97,200
Titan Machinery, Inc.*	11,000	98,890
Watsco, Inc.	15,600	530,868

		2,906,156

Transportation Infrastructure (0.0%)
CAI International, Inc.*	900	2,547

Total Industrials		147,949,696

Information Technology (19.4%)
Communications Equipment (2.4%)
3Com Corp.*	244,200	754,578
Acme Packet, Inc.*	26,900	163,283
ADTRAN, Inc.	36,600	593,286
Airvana, Inc.*	23,900	139,815
Anaren, Inc.*	10,300	112,682
Arris Group, Inc.*	80,300	591,811
Aruba Networks, Inc.*^	41,300	129,682
Avocent Corp.*	24,778	300,805
Bel Fuse, Inc., Class B	7,300	98,112
BigBand Networks, Inc.*	26,300	172,265
Black Box Corp.	8,300	195,963
Blue Coat Systems, Inc.*^	15,600	187,356
Cogo Group, Inc.*	36,000	240,480
Comtech Telecommunications Corp.*	12,600	312,102
DG FastChannel, Inc.*	8,400	157,668
Digi International, Inc.*	31,800	243,906
EMS Technologies, Inc.*	7,400	129,204
Emulex Corp.*	54,500	274,135
Extreme Networks, Inc.*	146,715	223,007
F5 Networks, Inc.*^	140,900	2,951,855
Finisar Corp.*	637,900	280,676
Globecomm Systems, Inc.*	18,000	104,220
Harmonic, Inc.*	57,000	370,500
Harris Stratex Networks, Inc., Class A*	41,669	160,426
Hughes Communications, Inc.*^	7,200	86,616
Infinera Corp.*^	54,500	403,300
InterDigital, Inc.*	26,600	686,812
Ixia*	40,950	211,711
Loral Space & Communications, Inc.*	11,800	252,048
NETGEAR, Inc.*	16,700	$201,235
Neutral Tandem, Inc.*^	7,900	194,419
Oplink Communications, Inc.*	15,200	117,040
Opnext, Inc.*	2,000	3,420
Orbcomm, Inc.*^	400	588
Palm, Inc.*^	73,900	637,018
Parkervision, Inc.*^	57,800	97,682
PC-Tel, Inc.^	17,800	76,540
Plantronics, Inc.	31,600	381,412
Polycom, Inc.*	56,500	869,535
Powerwave Technologies, Inc.*	15,700	9,326
Riverbed Technology, Inc.*^	32,900	430,332
SeaChange International, Inc.*	16,900	96,668
ShoreTel, Inc.*	19,900	85,769
Sonus Networks, Inc.*	96,200	151,034
Starent Networks Corp.*^	266,382	4,211,499
Sycamore Networks, Inc.*	104,503	279,023
Symmetricom, Inc.*	27,500	96,250
Tekelec*	42,900	567,567
UTStarcom, Inc.*	178,500	139,230
ViaSat, Inc.*	16,100	335,202

		19,509,093

Computers & Peripherals (0.4%)
3PAR, Inc.*	17,000	111,690
Adaptec, Inc.*	57,000	136,800
Avid Technology, Inc.*	14,200	129,788
Compellent Technologies, Inc.*	17,349	188,237
Cray, Inc.*	2,000	7,000
Data Domain, Inc.*^	15,600	196,092
Electronics for Imaging, Inc.*	29,449	288,600
Hutchinson Technology, Inc.*^	3,700	9,620
Imation Corp.	14,900	113,985
Immersion Corp.*	24,300	71,199
Intermec, Inc.*^	36,100	375,440
Intevac, Inc.*	21,200	110,452
Isilon Systems, Inc.*	35,200	77,440
Netezza Corp.*	18,600	126,480
Novatel Wireless, Inc.*	24,500	137,690
Presstek, Inc.*	29,127	60,293
Quantum Corp.*	163,800	109,746
Rackable Systems, Inc.*	27,000	109,620
Rimage Corp.*	20,700	276,345
STEC, Inc.*^	20,500	151,085
Stratasys, Inc.*^	11,700	96,759
Super Micro Computer, Inc.*	18,400	90,528
Synaptics, Inc.*^	22,600	604,776

		3,579,665

Electronic Equipment, Instruments & Components (1.0%)
Agilysys, Inc.	16,300	70,090
Anixter International, Inc.*	19,600	620,928
Benchmark Electronics, Inc.*	48,500	543,200
Brightpoint, Inc.*	31,600	135,248
Checkpoint Systems, Inc.*	18,700	167,739
China Security & Surveillance Technology, Inc.*^	28,800	110,592
Cogent, Inc.*^	25,700	305,830
Cognex Corp.	19,800	264,330
Coherent, Inc.*^	11,100	191,475
Comverge, Inc.*	1,500	10,425
CPI International, Inc.*	500	4,700
CTS Corp.	20,100	72,561
Daktronics, Inc.^	27,614	180,872
DTS, Inc.*^	8,400	202,104
Echelon Corp.*^	35,521	287,365

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Electro Rent Corp.	15,800	$152,312
Electro Scientific Industries, Inc.*^	16,600	98,272
FARO Technologies, Inc.*	13,195	177,341
Gerber Scientific, Inc.*	1,300	3,107
ICx Technologies, Inc.*	12,400	50,220
Insight Enterprises, Inc.*^	33,600	102,816
IPG Photonics Corp.*^	25,432	214,137
L-1 Identity Solutions, Inc.*	47,700	243,747
Littelfuse, Inc.*	26,600	292,334
Maxwell Technologies, Inc.*	19,000	132,050
Measurement Specialties, Inc.*	500	2,045
Mercury Computer Systems, Inc.*	17,600	97,328
Methode Electronics, Inc.	20,900	74,822
MTS Systems Corp.	8,300	188,825
Multi-Fineline Electronix, Inc.*	14,650	246,706
Newport Corp.*^	29,600	130,832
OSI Systems, Inc.*	8,000	122,080
Park Electrochemical Corp.	9,600	165,888
PC Connection, Inc.*	22,600	85,880
PC Mall, Inc.*	800	3,632
Plexus Corp.*	21,995	303,971
RadiSys Corp.*^	19,200	116,352
Rofin-Sinar Technologies, Inc.*^	19,200	309,504
Rogers Corp.*	8,500	160,480
Sanmina-SCI Corp.*	294,900	89,944
Scansource, Inc.*	17,000	315,860
SMART Modular Technologies (WWH), Inc.*	43,200	59,616
SYNNEX Corp.*^	8,900	175,063
Technitrol, Inc.	102,700	175,617
TTM Technologies, Inc.*	54,200	314,360
Universal Display Corp.*^	17,700	162,309
Zygo Corp.*	16,400	75,276

		8,010,185

Internet Software & Services (3.7%)
Akamai Technologies, Inc.*^	271,500	5,267,100
Art Technology Group, Inc.*	60,700	154,785
AsiaInfo Holdings, Inc.*	21,700	365,645
Bankrate, Inc.*^	7,500	187,125
Chordiant Software, Inc.*	1,500	4,545
comScore, Inc.*	13,100	158,379
Constant Contact, Inc.*^	9,600	134,304
DealerTrack Holdings, Inc.*	207,800	2,722,180
Dice Holdings, Inc.*	32,200	89,516
Digital River, Inc.*	199,600	5,952,072
DivX, Inc.*	18,700	94,061
EarthLink, Inc.*^	75,000	492,750
GSI Commerce, Inc.*^	13,500	176,850
InfoSpace, Inc.*	17,200	89,440
Internap Network Services Corp.*	37,000	99,530
Internet Brands, Inc., Class A*^	16,700	98,029
Internet Capital Group, Inc.*	22,000	88,660
j2 Global Communications, Inc.*	28,600	626,054
Keynote Systems, Inc.*	11,900	94,367
Knot, Inc.*	37,800	309,960
Limelight Networks, Inc.*	88,900	297,815
Liquidity Services, Inc.*^	18,987	132,719
LoopNet, Inc.*	20,054	121,928
Marchex, Inc., Class B	25,200	86,688
MercadoLibre, Inc.*^	12,000	222,600
ModusLink Global Solutions, Inc.*	27,100	70,189
Move, Inc.*	97,100	140,795
NIC, Inc.	34,595	179,894
Omniture, Inc.*^	43,600	575,084
Perficient, Inc.*	22,600	$122,040
Rackspace Hosting, Inc.*^	31,175	233,501
RealNetworks, Inc.*	64,600	150,518
S1 Corp.*	23,300	119,995
SAVVIS, Inc.*^	39,100	242,029
SonicWALL, Inc.*	25,600	114,176
SupportSoft, Inc.*	33,800	64,896
Switch & Data Facilities Co., Inc.*^	16,800	147,336
Terremark Worldwide, Inc.*^	29,800	80,162
TheStreet.com, Inc.	2,100	4,137
United Online, Inc.	36,400	162,344
ValueClick, Inc.*	52,500	446,775
Vignette Corp.*	14,300	95,524
VistaPrint Ltd.*^	307,610	8,456,199
Vocus, Inc.*^	18,500	245,865
Web.com Group, Inc.*	32,400	107,568
Websense, Inc.*	28,200	338,400

		30,164,529

IT Services (1.0%)
Acxiom Corp.	40,300	298,220
CACI International, Inc., Class A*	17,700	645,873
Cass Information Systems, Inc.	4,200	136,206
China Information Security Technology, Inc.*^	28,500	90,060
CIBER, Inc.*	33,100	90,363
CSG Systems International, Inc.*	22,600	322,728
Cybersource Corp.*	41,800	619,058
Euronet Worldwide, Inc.*	26,040	340,082
ExlService Holdings, Inc.*	14,600	125,852
Forrester Research, Inc.*	7,300	150,088
Gartner, Inc.*	35,900	395,259
Gevity HR, Inc.	25,900	102,305
Global Cash Access Holdings, Inc.*^	34,300	131,026
Hackett Group, Inc.*	42,200	85,244
Heartland Payment Systems, Inc.	19,500	128,895
iGATE Corp.	20,100	65,124
infoGROUP, Inc.*	33,900	141,024
Integral Systems, Inc.*	10,600	91,160
ManTech International Corp., Class A*	12,400	519,560
MAXIMUS, Inc.^	10,030	399,796
NCI, Inc., Class A*	8,124	211,224
Ness Technologies, Inc.*	25,700	75,815
Online Resources Corp.*	26,500	111,565
Perot Systems Corp., Class A*	57,100	735,448
RightNow Technologies, Inc.*	19,500	147,615
Sapient Corp.*	41,400	185,058
SRA International, Inc., Class A*	25,800	379,260
Syntel, Inc.^	6,100	125,538
TeleTech Holdings, Inc.*	18,400	200,376
TNS, Inc.*	13,700	112,066
VeriFone Holdings, Inc.*	32,200	218,960
Virtusa Corp.*	15,200	94,240
Wright Express Corp.*	22,800	415,416

		7,890,504

Semiconductors & Semiconductor Equipment (4.6%)
Actel Corp.*	11,900	120,428
Advanced Analogic Technologies, Inc.*	33,400	120,240
Advanced Energy Industries, Inc.*	17,300	130,269
Amkor Technology, Inc.*^	55,700	149,276
ANADIGICS, Inc.*	53,950	111,677
Applied Micro Circuits Corp.*	30,600	148,716
Atheros Communications, Inc.*^	171,400	2,512,724

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ATMI, Inc.*	20,400	$314,772
AuthenTec, Inc.*	2,000	2,960
Axcelis Technologies, Inc.*	13,900	5,282
Brooks Automation, Inc.*	30,100	138,761
Cabot Microelectronics Corp.*	14,200	341,226
Cavium Networks, Inc.*^	14,300	165,022
CEVA, Inc.*	16,600	120,848
Cirrus Logic, Inc.*	30,600	115,056
Cohu, Inc.	12,200	87,840
Cymer, Inc.*	125,300	2,789,178
Diodes, Inc.*^	14,400	152,784
DSP Group, Inc.*	17,400	75,168
Emcore Corp.*	8,200	6,150
Entegris, Inc.*	88,900	76,454
Exar Corp.*	43,900	273,936
FEI Co.*	22,100	341,003
FormFactor, Inc.*	138,900	2,502,978
Hittite Microwave Corp.*	95,500	2,979,600
IXYS Corp.	35,700	287,742
Kopin Corp.*	54,100	125,512
Kulicke & Soffa Industries, Inc.*	60,100	157,462
Lattice Semiconductor Corp.*	68,400	94,392
Micrel, Inc.	23,400	164,736
Microsemi Corp.*^	50,100	581,160
Microtune, Inc.*	36,000	65,520
MIPS Technologies, Inc.*	43,700	128,041
MKS Instruments, Inc.*	29,200	428,364
Monolithic Power Systems, Inc.*	12,300	190,650
Netlogic Microsystems, Inc.*	11,000	302,280
NVE Corp.*	3,400	97,954
OmniVision Technologies, Inc.*	24,100	161,952
ON Semiconductor Corp.*	1,366,970	5,331,183
Pericom Semiconductor Corp.*	16,800	122,808
Photronics, Inc.*	2,800	2,688
PLX Technology, Inc.*	27,200	59,024
PMC-Sierra, Inc.*	994,100	6,342,358
Power Integrations, Inc.^	14,300	245,960
RF Micro Devices, Inc.*	124,800	165,984
Rubicon Technology, Inc.*	1,300	6,903
Rudolph Technologies, Inc.*	29,900	90,597
Semitool, Inc.*	28,400	78,952
Semtech Corp.*	41,300	551,355
Sigma Designs, Inc.*^	12,500	155,500
Silicon Image, Inc.*	44,300	106,320
Silicon Storage Technology, Inc.*^	51,742	85,374
SiRF Technology Holdings, Inc.*^	59,900	137,770
Skyworks Solutions, Inc.*^	511,500	4,122,690
Standard Microsystems Corp.*^	10,600	197,160
Supertex, Inc.*	6,692	154,585
Techwell, Inc.*	1,300	8,203
Tessera Technologies, Inc.*	29,300	391,741
Trident Microsystems, Inc.*^	66,000	96,360
TriQuint Semiconductor, Inc.*	67,600	166,972
Ultratech, Inc.*	11,000	137,390
Veeco Instruments, Inc.*	29,288	195,351
Verigy Ltd.*	256,700	2,117,775
Volterra Semiconductor Corp.*	30,500	257,420
Zoran Corp.*	33,400	293,920

		38,190,456

Software (6.3%)
ACI Worldwide, Inc.*	24,200	453,750
Actuate Corp.*	30,300	92,718
Advent Software, Inc.*^	10,600	353,086
American Software, Inc., Class A	58,100	306,187
ArcSight, Inc.*	14,500	$185,165
Ariba, Inc.*^	406,200	3,546,126
Blackbaud, Inc.	28,900	335,529
Blackboard, Inc.*^	18,700	593,538
Bottomline Technologies, Inc.*	17,700	116,466
Callidus Software, Inc.*	24,800	71,920
Commvault Systems, Inc.*	229,100	2,513,227
Concur Technologies, Inc.*^	102,800	1,972,732
Deltek, Inc.*	23,700	102,621
DemandTec, Inc.*	12,700	111,125
Digimarc Corp.*	300	2,916
Double-Take Software, Inc.*	14,000	94,640
Ebix, Inc.*	7,803	193,905
Entrust, Inc.*^	62,200	93,922
Epicor Software Corp.*	34,700	132,207
EPIQ Systems, Inc.*^	20,700	373,221
Fair Isaac Corp.	28,500	400,995
FalconStor Software, Inc.*	35,800	85,562
i2 Technologies, Inc.*^	12,600	99,540
Informatica Corp.*	310,000	4,110,600
Interactive Intelligence, Inc.*	12,800	115,968
Jack Henry & Associates, Inc.	49,400	806,208
JDA Software Group, Inc.*	12,100	139,755
Kenexa Corp.*	16,500	88,935
Lawson Software, Inc.*^	74,900	318,325
Macrovision Solutions Corp.*^	52,800	939,312
Magma Design Automation, Inc.*	1,000	750
Manhattan Associates, Inc.*	11,600	200,912
Mentor Graphics Corp.*	42,800	190,032
Micros Systems, Inc.*^	52,000	975,000
MicroStrategy, Inc., Class A*	4,300	147,017
Monotype Imaging Holdings, Inc.*	18,000	67,320
MSC.Software Corp.*	32,220	181,721
Net 1 UEPS Technologies, Inc.*	30,216	459,585
NetScout Systems, Inc.*	36,000	257,760
NetSuite, Inc.*^	13,000	146,380
OpenTV Corp., Class A*^	91,900	138,769
Opnet Technologies, Inc.*	8,900	77,163
Parametric Technology Corp.*	69,800	696,604
Pegasystems, Inc.	8,100	150,417
Phoenix Technologies Ltd.*	1,800	2,916
Progress Software Corp.*	29,100	505,176
PROS Holdings, Inc.*	1,900	8,835
QAD, Inc.	21,800	55,154
Quality Systems, Inc.^	12,100	547,525
Quest Software, Inc.*	350,731	4,447,269
Radiant Systems, Inc.*	25,900	114,219
Renaissance Learning, Inc.	14,256	127,876
Smith Micro Software, Inc.*	22,800	119,244
Solera Holdings, Inc.*^	228,200	5,654,796
Sourcefire, Inc.*	13,200	96,096
SPSS, Inc.*^	11,500	326,945
SuccessFactors, Inc.*^	480,109	3,663,232
Sybase, Inc.*^	162,200	4,913,038
Symyx Technologies, Inc.*	25,200	112,140
Synchronoss Technologies, Inc.*^	14,300	175,318
Synopsys, Inc.*	278,200	5,767,086
Take-Two Interactive Software, Inc.*	46,600	389,110
Taleo Corp., Class A*	15,100	178,482
TeleCommunication Systems, Inc., Class A*	15,900	145,803
THQ, Inc.*^	96,200	292,448
TIBCO Software, Inc.*	102,700	602,849
TiVo, Inc.*	59,800	420,992
Tyler Technologies, Inc.*^	24,100	352,583

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ultimate Software Group, Inc.*^	11,600	$200,216
Unica Corp.*	200	966
VASCO Data Security International, Inc.*	18,200	105,014
Wind River Systems, Inc.*	34,000	217,600

		51,982,559

Total Information Technology		159,326,991

Materials (2.7%)
Chemicals (1.7%)
A. Schulman, Inc.	12,800	173,440
Airgas, Inc.	96,300	3,255,903
American Vanguard Corp.	16,437	212,038
Arch Chemicals, Inc.^	16,100	305,256
Balchem Corp.^	8,500	213,605
Calgon Carbon Corp.*	298,600	4,231,162
Ferro Corp.	110,000	157,300
Flotek Industries, Inc.*	3,700	5,809
GenTek, Inc.*	6,335	110,799
H.B. Fuller Co.	29,300	380,900
ICO, Inc.*	1,000	2,060
Innophos Holdings, Inc.	10,400	117,312
Innospec, Inc.	17,900	67,483
Koppers Holdings, Inc.	9,800	142,296
Landec Corp.*	15,900	88,563
LSB Industries, Inc.*	12,500	123,625
Minerals Technologies, Inc.	11,400	365,370
NewMarket Corp.^	8,500	376,550
NL Industries, Inc.^	16,911	169,110
Olin Corp.	51,300	732,051
OM Group, Inc.*	18,500	357,420
Penford Corp.	35,100	127,413
PolyOne Corp.*^	126,900	293,139
Quaker Chemical Corp.	22,100	175,474
Rockwood Holdings, Inc.*	25,300	200,882
Sensient Technologies Corp.^	31,700	744,950
ShengdaTech, Inc.*^	27,400	84,940
Solutia, Inc.*^	59,800	111,826
Spartech Corp.	23,400	57,564
Stepan Co.	4,300	117,390
W.R. Grace & Co.*^	34,000	214,880
Westlake Chemical Corp.^	9,000	131,670
Zep, Inc.	11,600	118,668
Zoltek Cos., Inc.*^	17,300	117,813

		14,084,661

Construction Materials (0.1%)
Headwaters, Inc.*	73,400	230,476
Texas Industries, Inc.^	11,000	275,000
U.S. Concrete, Inc.*	2,400	4,800
United States Lime & Minerals, Inc.*^	3,700	101,232

		611,508

Containers & Packaging (0.3%)
AEP Industries, Inc.*	4,800	73,296
Bway Holding Co.*	1,400	11,046
Graphic Packaging Holding Co.*^	276,900	240,903
Myers Industries, Inc.	41,300	253,582
Rock-Tenn Co., Class A	23,100	624,855
Silgan Holdings, Inc.	16,200	851,148

		2,054,830

Metals & Mining (0.5%)
A.M. Castle & Co.^	12,500	111,500
Allied Nevada Gold Corp.*^	24,500	143,325
AMCOL International Corp.^	12,200	181,048
Brush Engineered Materials, Inc.*	11,200	155,344
China Direct, Inc.*	38,900	$49,014
China Precision Steel, Inc.*	3,600	4,212
Coeur d’Alene Mines Corp.*^	355,700	334,358
Compass Minerals International, Inc.^	21,400	1,206,318
General Moly, Inc.*	4,600	4,876
General Steel Holdings, Inc.*^	1,500	3,945
Haynes International, Inc.*^	7,100	126,522
Hecla Mining Co.*	81,000	162,000
Horsehead Holding Corp.*	3,800	20,900
Kaiser Aluminum Corp.	7,400	171,088
Olympic Steel, Inc.	7,000	106,190
Royal Gold, Inc.	19,300	902,468
RTI International Metals, Inc.*	10,800	126,360
Stillwater Mining Co.*^	58,975	218,208
Universal Stainless & Alloy Products, Inc.*	300	2,901
Worthington Industries, Inc.	35,599	310,067

		4,340,644

Paper & Forest Products (0.1%)
AbitibiBowater, Inc.*	1,100	605
Buckeye Technologies, Inc.*	26,200	55,806
Clearwater Paper Corp.*	7,014	56,322
Deltic Timber Corp.^	5,000	197,050
Glatfelter	22,100	137,904
KapStone Paper and Packaging Corp.*	900	2,214
Louisiana-Pacific Corp.	58,800	131,124
Neenah Paper, Inc.	15,100	54,813
Schweitzer-Mauduit International, Inc.	7,400	136,604
Wausau Paper Corp.	55,300	290,878

		1,063,320

Total Materials		22,154,963

Telecommunication Services (1.7%)
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.^	20,400	136,680
Atlantic Tele-Network, Inc.	8,400	161,112
Cbeyond, Inc.*^	11,300	212,779
Cincinnati Bell, Inc.*	114,600	263,580
Cogent Communications Group, Inc.*	22,400	161,280
Consolidated Communications Holdings, Inc.	14,800	151,848
FairPoint Communications, Inc.	63,500	49,530
General Communication, Inc., Class A*	22,000	146,960
Global Crossing Ltd.*	22,650	158,550
Globalstar, Inc.*	1,000	350
IDT Corp., Class B*	2,600	3,016
Iowa Telecommunications Services, Inc.^	15,100	173,046
NTELOS Holdings Corp.^	18,100	328,334
PAETEC Holding Corp.*^	91,196	131,323
Premiere Global Services, Inc.*	34,199	301,635
Shenandoah Telecommunications Co.	13,864	316,099
tw telecom, Inc.*^	497,300	4,351,375

		7,047,497

Wireless Telecommunication Services (0.8%)
Centennial Communications Corp.*	40,800	337,008
ICO Global Communications Holdings Ltd.*	159,800	55,930
iPCS, Inc.*	14,000	135,940
SBA Communications Corp., Class A*^	245,400	5,717,820
Syniverse Holdings, Inc.*	34,900	550,024

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
USA Mobility, Inc.	19,200	$176,832
Virgin Mobile USA, Inc., Class A*	2,500	3,225

		6,976,779

Total Telecommunication Services		14,024,276

Utilities (2.3%)
Electric Utilities (0.9%)
Allete, Inc.	17,300	461,737
Central Vermont Public Service Corp.	9,239	159,835
Cleco Corp.	39,800	863,262
El Paso Electric Co.*	27,100	381,839
Empire District Electric Co.^	18,525	267,501
IDACORP, Inc.	29,900	698,464
ITC Holdings Corp.^	32,600	1,422,012
MGE Energy, Inc.	15,500	486,235
Portland General Electric Co.	41,300	726,467
UIL Holdings Corp.	15,800	352,656
UniSource Energy Corp.	22,700	639,913
Westar Energy, Inc.	69,250	1,213,952

		7,673,873

Gas Utilities (0.8%)
Chesapeake Utilities Corp.	9,200	280,416
Laclede Group, Inc.	12,500	487,250
New Jersey Resources Corp.^	27,100	920,858
Nicor, Inc.	29,000	963,670
Northwest Natural Gas Co.	17,400	755,508
Piedmont Natural Gas Co., Inc.	48,500	1,255,665
South Jersey Industries, Inc.	17,400	609,000
Southwest Gas Corp.	25,100	528,857
WGL Holdings, Inc.	31,900	1,046,320

		6,847,544

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.^	11,400	313,044
U.S. Geothermal, Inc.*	3,500	2,485

		315,529

Multi-Utilities (0.3%)
Avista Corp.	35,900	494,702
Black Hills Corp.	22,500	402,525
CH Energy Group, Inc.	11,000	515,900
NorthWestern Corp.	20,591	442,295
PNM Resources, Inc.	50,700	418,782

		2,274,204

Water Utilities (0.2%)
American States Water Co.^	10,400	377,728
Cadiz, Inc.*	12,500	99,750
California Water Service Group	13,000	544,180
Connecticut Water Service, Inc.^	12,000	243,360
Consolidated Water Co., Inc.	9,300	100,905
Middlesex Water Co.	8,474	122,025
SJW Corp.	6,200	157,666
Southwest Water Co.^	25,350	109,005

		1,754,619

Total Utilities		18,865,769

Total Common Stocks (99.3%) (Cost $893,895,993)		816,100,429

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co. (Cost $10,184)	1,300	12,142

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Insurance (0.0%)
United America Indemnity Ltd., expiring 4/6/09* (Cost $—)	9,500	$1,171

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.1%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$10,000,000	10,000,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	15,000,000	14,732,985
Calyon/New York
0.41%, 7/2/10 (l)	4,998,609	4,884,576
General Electric Capital Corp.
0.40%, 3/12/10 (l)	15,000,000	14,178,585
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	70,707,442	70,707,442
MassMutual Global Funding II
0.40%, 3/26/10 (l)	14,000,000	13,878,102
Merrill Lynch & Co., Inc.
0.59%, 5/8/09 (l)	6,000,000	6,000,000
Monumental Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,289,590
Monumental Global Funding Ltd.
1.30%, 5/24/10 (l)	5,500,000	5,211,178
Pricoa Global Funding I
0.41%, 12/15/09 (l)	11,000,000	10,393,878
0.40%, 6/25/10 (l)	4,999,374	4,512,500
Tango Finance Corp.
0.37%, 6/25/09 (l)	9,999,088	9,970,470

Total Short-Term Investments of Cash Collateral for Securities Loaned		173,759,306

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.004%, 4/1/09	12,094,719	12,094,719

Total Short-Term Investments (22.6%) (Cost/Amortized Cost $189,299,231)		185,854,025

Total Investments (121.9%) (Cost/Amortized Cost $1,083,205,408)		1,001,967,767
Other Assets Less Liabilities (-21.9%)		(180,230,928)

Net Assets (100%)		$821,736,839

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $104 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Russell 2000 Mini Index	11	June-09	$438,229	$463,430	$25,201

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$816,112,467	$185,855,196	$104	$1,001,967,767
Other Investments*	25,201	—	—	25,201

Total	$816,137,668	$185,855,196	$104	$1,001,992,968

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	104	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$104	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$104	$—

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$250,643,801
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$87,291,597

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,410,016
Aggregate gross unrealized depreciation	(138,489,964)

Net unrealized depreciation	$(108,079,948)

Federal income tax cost of investments	$1,110,047,715

At March 31, 2009, the Portfolio had loaned securities with a total value of $173,346,463. This was secured by collateral of $177,204,512 which was received as cash and subsequently invested in short-term investments currently valued at $173,759,306, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $93,412,448 of which $1,353,060 expires in the year 2009, and $92,059,388 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.0%)
Diversified Consumer Services (1.2%)
Sotheby’s, Inc.	59,100	$531,900

Hotels, Restaurants & Leisure (7.6%)
Carnival Corp.	82,200	1,775,520
International Game Technology	169,700	1,564,634

		3,340,154

Media (12.2%)
CBS Corp., Class B	404,200	1,552,128
Gannett Co., Inc.	535,400	1,177,880
Interpublic Group of Cos., Inc.*	374,100	1,541,292
Omnicom Group, Inc.	44,800	1,048,320

		5,319,620

Multiline Retail (2.8%)
Nordstrom, Inc.	72,300	1,211,025

Specialty Retail (3.2%)
Tiffany & Co.	65,300	1,407,868

Total Consumer Discretionary		11,810,567

Consumer Staples (5.1%)
Beverages (2.5%)
Constellation Brands, Inc., Class A*	91,500	1,088,850

Household Products (2.6%)
Clorox Co.	9,700	499,356
Energizer Holdings, Inc.*	13,300	660,877

		1,160,233

Total Consumer Staples		2,249,083

Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Hess Corp.	15,600	845,520

Total Energy		845,520

Financials (27.9%)
Capital Markets (13.1%)
Franklin Resources, Inc.	26,100	1,406,007
Janus Capital Group, Inc.	256,800	1,707,720
Northern Trust Corp.	27,700	1,657,014
T. Rowe Price Group, Inc.	33,800	975,468

		5,746,209

Commercial Banks (2.9%)
City National Corp./California	37,900	1,279,883

Insurance (4.8%)
Aflac, Inc.	70,100	1,357,136
Markel Corp.*	2,600	738,088

		2,095,224

Real Estate Management & Development (7.1%)
CB Richard Ellis Group, Inc., Class A*	386,500	1,557,595
Jones Lang LaSalle, Inc.	65,400	1,521,204

		3,078,799

Total Financials		12,200,115

Health Care (14.0%)
Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	23,400	1,198,548

Health Care Providers & Services (2.9%)
Laboratory Corp. of America Holdings*	21,700	$1,269,233

Health Care Technology (3.9%)
IMS Health, Inc.	136,800	1,705,896

Life Sciences Tools & Services (4.4%)
Bio-Rad Laboratories, Inc., Class A*	8,900	586,510
Thermo Fisher Scientific, Inc.*	37,700	1,344,759

		1,931,269

Total Health Care		6,104,946

Industrials (6.7%)
Machinery (1.3%)
Illinois Tool Works, Inc.	18,400	567,640

Professional Services (5.4%)
Dun & Bradstreet Corp.	12,400	954,800
Equifax, Inc.	57,400	1,403,430

		2,358,230

Total Industrials		2,925,870

Information Technology (14.4%)
Computers & Peripherals (3.1%)
Dell, Inc.*	144,000	1,365,120

Electronic Equipment, Instruments & Components (3.2%)
Anixter International, Inc.*	44,700	1,416,096

IT Services (8.1%)
Accenture Ltd., Class A	58,800	1,616,412
Hewitt Associates, Inc., Class A*	64,300	1,913,568

		3,529,980

Total Information Technology		6,311,196

Total Common Stocks (97.0%) (Cost $67,641,081)		42,447,297

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $1,725,130)	$1,725,130	1,725,130

Total Investments (100.9%) (Cost/Amortized Cost $69,366,211)		44,172,427
Other Assets Less Liabilities (-0.9%)		(415,295)

Net Assets (100%)		$43,757,132

*	Non-income producing.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$42,447,297	$1,725,130	$—	$44,172,427
Other Investments*	—	—	—	—

Total	$42,447,297	$1,725,130	$—	$44,172,427

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,552,111
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,582,551

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$541,533
Aggregate gross unrealized depreciation	(26,117,536)

Net unrealized depreciation	$(25,576,003)

Federal income tax cost of investments	$69,748,430

The Portfolio has a net capital loss carryforward of $1,899,483, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS (A):
Automobiles & Components (0.2%)
Exide Technologies*	88,090	$264,270

		264,270

Banks (4.7%)
AMCORE Financial, Inc.	1	1
Ameriana Bancorp	6,700	18,961
Annapolis Bancorp, Inc.*	1,100	2,585
Astoria Financial Corp.	110,900	1,019,171
Banco Latinoamericano de Exportaciones S.A., Class E	2,990	28,016
Bancorp Rhode Island, Inc.	1,700	30,719
Banner Corp.	9,451	27,502
BCSB Bancorp, Inc.*	4,100	35,875
Berkshire Hills Bancorp, Inc.	500	11,460
Boston Private Financial Holdings, Inc.	18,160	63,742
Bridge Capital Holdings*	12,543	56,444
C&F Financial Corp.	2,794	40,373
Cadence Financial Corp.	3,341	14,767
Camden National Corp.	700	15,995
Capital Bank Corp.	2,760	12,586
Capitol Bancorp Ltd.	29,800	123,670
Carolina Bank Holdings, Inc.*	11,288	47,410
Carrollton Bancorp	3,370	17,187
Cascade Financial Corp.	7,100	17,750
Center Financial Corp.	1,430	4,033
Central Bancorp, Inc./Massachusetts	3,410	14,561
Central Federal Corp.	803	2,329
Central Valley Community Bancorp*	9,775	45,649
Centrue Financial Corp.	14,027	75,044
Century Bancorp, Inc./Massachusetts, Class A	6,085	81,539
Citizens South Banking Corp.	10,946	57,357
Community Bank Shares of Indiana, Inc.	863	5,972
Community Capital Corp.	7,277	37,622
Community Financial Corp./Virginia	8,450	33,800
Crescent Financial Corp.*	47	170
Elmira Savings Bank FSB	3,900	41,886
ESB Financial Corp.	1,300	14,287
Evans Bancorp, Inc.	700	8,400
Fidelity Bancorp, Inc./Pennsylvania	4,920	49,544
First Bancorp/North Carolina	5,467	65,440
First California Financial Group, Inc.*	19,925	83,685
First Citizens Banc Corp.	3,970	28,346
First Citizens BancShares, Inc./North Carolina, Class A	1,168	153,942
First Community Bank Corp. of America*	400	1,640
First Defiance Financial Corp.	10,458	63,166
First Federal Bancshares of Arkansas, Inc.	839	3,943
First PacTrust Bancorp, Inc.	12,189	82,276
First United Corp.	6,752	56,582
First West Virginia Bancorp, Inc.	1,108	11,579
Flushing Financial Corp.	24,878	149,766
Harleysville National Corp.	43,434	263,210
Harleysville Savings Financial Corp.	1,100	12,804
Hawthorn Bancshares, Inc.	700	7,665
HF Financial Corp.	8,048	102,612
HopFed Bancorp, Inc.	6,470	$59,524
Horizon Bancorp/Indiana	9,000	99,900
Indiana Community Bancorp	4,163	54,119
International Bancshares Corp.	58,380	455,364
Intervest Bancshares Corp., Class A	6,382	13,721
Jacksonville Bancorp, Inc./Illinois	190	1,520
Jefferson Bancshares, Inc./Tennessee	6,923	53,238
Liberty Bancorp, Inc.	2,500	16,625
LNB Bancorp, Inc.	9,124	45,620
LSB Financial Corp.	720	7,920
Mayflower Bancorp, Inc.	201	1,256
Meta Financial Group, Inc.	5,856	61,195
Monarch Community Bancorp, Inc.	3,299	10,887
MutualFirst Financial, Inc.	2,231	10,709
NB&T Financial Group, Inc.	647	9,382
New Hampshire Thrift Bancshares, Inc.	7,409	53,715
Northeast Bancorp	2,400	18,024
OceanFirst Financial Corp.	10,710	109,456
Old Second Bancorp, Inc.	11,886	75,476
Pacific Premier Bancorp, Inc.*	7,530	32,379
Parke Bancorp, Inc.*	561	3,927
Parkvale Financial Corp.	13,101	143,849
Peoples Bancorp of North Carolina, Inc.	7,672	44,114
Premier Financial Bancorp, Inc.	5,112	27,605
Provident Community Bancshares, Inc.	1,482	3,927
QCR Holdings, Inc.	12,800	102,912
River Valley Bancorp	4,005	48,020
Riverview Bancorp, Inc.	1,708	6,610
Severn Bancorp, Inc./Maryland	28,206	86,310
Southern Community Financial Corp./North Carolina	32,563	115,924
Southern Missouri Bancorp, Inc.	5,100	53,805
Southwest Bancorp, Inc./Oklahoma	14,300	134,134
Summit Financial Group, Inc.	3,172	25,154
Sun Bancorp, Inc./New Jersey*	37,745	195,897
Susquehanna Bancshares, Inc.	106,953	997,871
Tamalpais Bancorp	13,300	73,150
Teche Holding Co.	3,010	91,805
TF Financial Corp.	4,070	74,033
Timberland Bancorp, Inc./Washington	17,445	90,016
Tower Financial Corp.*	4,298	20,201
United Bancorp, Inc./Ohio	4,320	40,824
United Bancshares, Inc./Ohio	1,020	9,180
United Western Bancorp, Inc.	10,762	52,519
Unity Bancorp, Inc.	6,072	19,613
VIST Financial Corp.	8,573	60,011
Wainwright Bank & Trust Co.	10,548	70,566
Washington Federal, Inc.	102,435	1,361,361
Wayne Savings Bancshares, Inc.	9,522	55,608

		8,342,039

Capital Goods (4.1%)
Aecom Technology Corp.*	67,100	1,749,968
Aircastle Ltd.	59,816	278,144
Alliant Techsystems, Inc.*	14,010	938,390
A-Power Energy Generation Systems Ltd.*	42,900	186,186
EnPro Industries, Inc.*	17,098	292,376
Esterline Technologies Corp.*	34,369	693,910
Federal Signal Corp.	69,790	367,793

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
GenCorp, Inc.*	45,821	$97,140
Griffon Corp.*	37,600	282,000
H&E Equipment Services, Inc.*	44,400	290,820
Interline Brands, Inc.*	30,010	252,984
L.S. Starrett Co., Class A	815	5,094
MFRI, Inc.*	20,872	132,537
Michael Baker Corp.*	1,209	31,434
RSC Holdings, Inc.*	24,311	127,876
Seaboard Corp.	120	121,200
Shaw Group, Inc.*	23,580	646,328
SIFCO Industries, Inc.*	8,500	49,300
SL Industries, Inc.*	9,684	44,740
TAL International Group, Inc.	3,600	26,352
Triumph Group, Inc.	3,300	126,060
Universal Forest Products, Inc.	10,690	284,461
URS Corp.*	1,580	63,848
Willis Lease Finance Corp.*	20,182	213,526

		7,302,467

Commercial & Professional Services (2.5%)
Administaff, Inc.	2,060	43,528
American Reprographics Co.*	1,160	4,106
CDI Corp.	6,740	65,513
Comfort Systems USA, Inc.	5,131	53,209
COMSYS IT Partners, Inc.*	320	707
CRA International, Inc.*	1,700	32,096
Deluxe Corp.	73,700	709,731
G&K Services, Inc., Class A	30,200	571,082
GP Strategies Corp.*	11,365	40,459
Industrial Services of America, Inc.	10,800	49,572
Intersections, Inc.*	11,410	60,815
Kelly Services, Inc., Class A	16,981	136,697
Kimball International, Inc., Class B	15,027	98,577
National Technical Systems, Inc.	7,067	20,918
Pitney Bowes, Inc.	77,292	1,804,768
United Stationers, Inc.*	18,630	523,131
Viad Corp.	7,000	98,840
Volt Information Sciences, Inc.*	24,414	162,353

		4,476,102

Consumer Durables & Apparel (2.5%)
CSS Industries, Inc.	4,579	77,843
G-III Apparel Group Ltd.*	42,304	233,518
Iconix Brand Group, Inc.*	49,743	440,226
Jones Apparel Group, Inc.	72,600	306,372
M.D.C. Holdings, Inc.	27,900	868,806
Mohawk Industries, Inc.*	62,100	1,854,927
Perry Ellis International, Inc.*	5,340	18,477
Rocky Brands, Inc.*	1,000	3,500
Steven Madden Ltd.*	3,813	71,608
Tupperware Brands Corp.	37,800	642,222
UniFirst Corp.	973	27,088

		4,544,587

Consumer Services (4.4%)
Ark Restaurants Corp.	4,072	37,707
Bally Technologies, Inc.*	53,900	992,838
Bob Evans Farms, Inc.	30,100	674,842
Brinker International, Inc.	96,705	1,460,245
Carrols Restaurant Group, Inc.*	47,540	166,865
CEC Entertainment, Inc.*	25,000	647,000
Cheesecake Factory, Inc.*	60,920	697,534
Cracker Barrel Old Country Store, Inc.	30,300	867,792
DineEquity, Inc.	8,911	105,684
International Game Technology	350	$3,227
Life Time Fitness, Inc.*	36,000	452,160
Orient-Express Hotels Ltd., Class A	140	574
Red Robin Gourmet Burgers, Inc.*	21,700	382,571
Regis Corp.	53,139	767,859
Sonic Corp.*	59,675	597,944
Speedway Motorsports, Inc.	12,396	146,521

		8,001,363

Diversified Financials (1.1%)
California First National Bancorp	1,244	9,330
Cash America International, Inc.	33,200	519,912
Dollar Financial Corp.*	34,032	323,985
Encore Capital Group, Inc.*	39,900	180,747
QC Holdings, Inc.	44,152	260,938
Sanders Morris Harris Group, Inc.	26,420	103,038
SLM Corp.*	116,580	577,071

		1,975,021

Energy (4.6%)
Atlas America, Inc.	51,100	447,125
ATP Oil & Gas Corp.*	7,275	37,321
Barnwell Industries, Inc.	19,070	77,233
Crosstex Energy, Inc.	180	295
Hornbeck Offshore Services, Inc.*	315	4,801
Kinder Morgan Management LLC*	1	41
Massey Energy Co.	100,100	1,013,012
SEACOR Holdings, Inc.*	19,800	1,154,538
Southern Union Co.	110,010	1,674,352
Sunoco, Inc.	44,159	1,169,330
Swift Energy Co.*	35,110	256,303
Tesoro Corp.	58,260	784,762
Tidewater, Inc.	46,030	1,709,094

		8,328,207

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club, Inc.*	46,000	1,471,540
Ingles Markets, Inc., Class A	14,101	210,528
Nash Finch Co.	325	9,129
Pantry, Inc.*	30,400	535,344
Susser Holdings Corp.*	7,264	97,628
Winn-Dixie Stores, Inc.*	17,760	169,786

		2,493,955

Food, Beverage & Tobacco (1.9%)
Alliance One International, Inc.*	1,870	7,181
Boston Beer Co., Inc., Class A*	13,000	271,180
Cal-Maine Foods, Inc.	17,140	383,764
Corn Products International, Inc.	42,871	908,865
Dean Foods Co.*	41,700	753,936
Flowers Foods, Inc.	85	1,996
Omega Protein Corp.*	38,350	101,244
Tasty Baking Co.	5,580	23,548
Tyson Foods, Inc., Class A	108,900	1,022,571

		3,474,285

Health Care Equipment & Services (6.3%)
AMERIGROUP Corp.*	22,460	618,549
AMN Healthcare Services, Inc.*	31,197	159,105
Anika Therapeutics, Inc.*	12,401	56,673
Cantel Medical Corp.*	23,200	298,584
Capital Senior Living Corp.*	27,946	68,188
Cardiac Science Corp.*	25,840	77,778
Community Health Systems, Inc.*	43,000	659,620
Cooper Cos., Inc.	23,520	621,869
Coventry Health Care, Inc.*	3,700	47,878

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cross Country Healthcare, Inc.*	1,760	$11,528
Daxor Corp.	400	6,160
Gen-Probe, Inc.*	8,400	382,872
Health Net, Inc.*	90,000	1,303,200
Hologic, Inc.*	135,912	1,779,088
Invacare Corp.	44,200	708,526
Inverness Medical Innovations, Inc.*	2	53
Kewaunee Scientific Corp.	4,192	38,776
Kindred Healthcare, Inc.*	10,300	153,985
Kinetic Concepts, Inc.*	49,581	1,047,151
Nighthawk Radiology Holdings, Inc.*	3,100	8,370
NovaMed, Inc.*	497	1,128
Odyssey HealthCare, Inc.*	22,112	214,486
Omnicare, Inc.	24,570	601,719
Orthofix International N.V.*	19,300	357,436
QuadraMed Corp.*	6,358	38,402
Res-Care, Inc.*	1,550	22,568
Sirona Dental Systems, Inc.*	4,323	61,905
SonoSite, Inc.*	12,105	216,438
Span-America Medical Systems, Inc.	5,020	42,871
Teleflex, Inc.	35,600	1,391,604
Universal American Corp.*	31,600	267,652

		11,264,162

Household & Personal Products (0.5%)
American Oriental Bioengineering, Inc.*	78,000	301,080
Elizabeth Arden, Inc.*	9,065	52,849
Inter Parfums, Inc.	12,893	75,166
Natural Alternatives International, Inc.*	1,600	9,904
Nu Skin Enterprises, Inc., Class A	29,877	313,410
Nutraceutical International Corp.*	10,530	70,551
Revlon, Inc., Class A*	40,002	99,205

		922,165

Insurance (4.3%)
Argo Group International Holdings Ltd.*	8,120	244,655
Aspen Insurance Holdings Ltd.	79,900	1,794,554
Assurant, Inc.	93,500	2,036,430
Hanover Insurance Group, Inc.	29,000	835,780
Horace Mann Educators Corp.	31,313	262,090
IPC Holdings Ltd.	38,050	1,028,872
PartnerReinsurance Ltd.	24,470	1,518,853
Presidential Life Corp.	439	3,420
Unico American Corp.*	2,560	19,200

		7,743,854

Materials (4.4%)
A. Schulman, Inc.	12,105	164,023
American Pacific Corp.*	5,287	27,387
Buckeye Technologies, Inc.*	1,200	2,556
Bway Holding Co.*	11,575	91,327
Compass Minerals International, Inc.	7,140	402,482
Continental Materials Corp.*	500	7,000
Friedman Industries, Inc.	20,461	101,282
Glatfelter	51,942	324,118
Hawkins, Inc.	86	1,327
Innospec, Inc.	49,509	186,649
International Flavors & Fragrances, Inc.	50,260	1,530,919
Kronos Worldwide, Inc.	3,320	25,531
Lubrizol Corp.	28,700	976,087
NewMarket Corp.	590	26,137
Olin Corp.	40,158	$573,055
Rock-Tenn Co., Class A	20,500	554,525
Rockwood Holdings, Inc.*	59,343	471,183
RPM International, Inc.	65,507	833,904
Schweitzer-Mauduit International, Inc.	12,902	238,171
Scotts Miracle-Gro Co., Class A	35,900	1,245,730
Wausau Paper Corp.	16,200	85,212
WHX Corp.*	9,656	64,695

		7,933,300

Media (3.5%)
Arbitron, Inc.	940	14,109
Discovery Communications, Inc., Class A*	119,300	1,911,186
EDCI Holdings, Inc.*	100	419
Harte-Hanks, Inc.	56,100	300,135
Interpublic Group of Cos., Inc.*	349,332	1,439,248
Live Nation, Inc.*	26,700	71,289
Mediacom Communications Corp., Class A*	7,624	30,725
New York Times Co., Class A	2,090	9,447
Scholastic Corp.	37,400	563,618
Virgin Media, Inc.	306,100	1,469,280
Washington Post Co., Class B	1,570	560,647

		6,370,103

Pharmaceuticals, Biotechnology & Life Sciences (5.3%)
Albany Molecular Research, Inc.*	22,116	208,554
Caraco Pharmaceutical Laboratories Ltd.*	1,379	4,854
Harvard Bioscience, Inc.*	12,416	37,000
Kendle International, Inc.*	2,305	48,313
King Pharmaceuticals, Inc.*	9,876	69,823
Life Technologies Corp.*	66,719	2,167,033
Medicis Pharmaceutical Corp., Class A	47,900	592,523
Mylan, Inc.*	147,550	1,978,645
Myriad Genetics, Inc.*	5,000	227,350
OSI Pharmaceuticals, Inc.*	5,636	215,633
PAREXEL International Corp.*	56,820	552,859
PDL BioPharma, Inc.	37,221	263,525
PerkinElmer, Inc.	124,000	1,583,480
Watson Pharmaceuticals, Inc.*	50,100	1,558,611

		9,508,203

Real Estate (0.0%)
Reis, Inc.*	3,257	10,585

		10,585

Retailing (6.4%)
Advance Auto Parts, Inc.	24,956	1,025,192
Aeropostale, Inc.*	14,700	390,432
AMCON Distributing Co.	1,645	41,141
Aristotle Corp.*	2,831	9,795
Audiovox Corp., Class A*	8,700	29,841
AutoZone, Inc.*	10,000	1,626,200
Barnes & Noble, Inc.	27,275	583,140
Big 5 Sporting Goods Corp.	4,200	24,654
Big Lots, Inc.*	76,770	1,595,281
Books-A-Million, Inc.	9,380	43,148
Build-A-Bear Workshop, Inc.*	9,600	58,272
Cabela’s, Inc.*	48,300	440,013
Children’s Place Retail Stores, Inc.*	28,400	621,676
Dick’s Sporting Goods, Inc.*	26,590	379,439

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Duckwall-ALCO Stores, Inc.*	2,300	$20,677
DXP Enterprises, Inc.*	1,055	10,898
Educational Development Corp.	1,964	7,208
Expedia, Inc.*	39,300	356,844
Jo-Ann Stores, Inc.*	32,467	530,511
JoS. A. Bank Clothiers, Inc.*	18,600	517,266
KSW, Inc.	2,800	6,384
Midas, Inc.*	100	792
Monro Muffler, Inc.	7,758	212,026
Overstock.com, Inc.*	12,252	112,106
PEP Boys-Manny, Moe & Jack	15,118	66,670
RadioShack Corp.	95,097	814,981
Rent-A-Center, Inc.*	60,380	1,169,561
REX Stores Corp.*	18,440	197,677
Stage Stores, Inc.	37,020	373,162
Systemax, Inc.*	10,700	138,244

		11,403,231

Semiconductors & Semiconductor Equipment (4.0%)
Actel Corp.*	38,300	387,596
Advanced Micro Devices, Inc.*	296,974	905,771
Applied Micro Circuits Corp.*	85,461	415,340
Atmel Corp.*	18,249	66,244
Cirrus Logic, Inc.*	98,300	369,608
DSP Group, Inc.*	23,881	103,166
Exar Corp.*	54,803	341,971
FEI Co.*	27,800	428,954
Integrated Device Technology, Inc.*	213,000	969,150
IXYS Corp.	879	7,085
LSI Corp.*	160,000	486,400
Micron Technology, Inc.*	536,600	2,178,596
Rudolph Technologies, Inc.*	8,030	24,331
Semitool, Inc.*	3,201	8,899
Standard Microsystems Corp.*	720	13,392
TriQuint Semiconductor, Inc.*	63,560	156,993
White Electronic Designs Corp.*	17,495	70,155
Zoran Corp.*	23,259	204,679

		7,138,330

Software & Services (13.7%)
BMC Software, Inc.*	72,800	2,402,400
CACI International, Inc., Class A*	7,500	273,675
Cadence Design Systems, Inc.*	161,300	677,460
CIBER, Inc.*	49,700	135,681
Computer Sciences Corp.*	62,300	2,295,132
Computer Task Group, Inc.*	13,113	45,240
Compuware Corp.*	187,000	1,232,330
Convergys Corp.*	107,790	870,943
CSG Systems International, Inc.*	1,147	16,379
Digital River, Inc.*	1,488	44,372
DST Systems, Inc.*	39,900	1,381,338
Dynamics Research Corp.*	3,880	28,091
Fair Isaac Corp.	40,553	570,581
GSI Commerce, Inc.*	19,590	256,629
Heartland Payment Systems, Inc.	17,600	116,336
Hewitt Associates, Inc., Class A*	61,900	1,842,144
IAC/InterActiveCorp*	87,500	1,332,625
JDA Software Group, Inc.*	25,875	298,856
Lawson Software, Inc.*	112,265	477,126
MAXIMUS, Inc.	19,100	761,326
Mentor Graphics Corp.*	92,600	411,144
Metavante Technologies, Inc.*	20,434	407,863
Ness Technologies, Inc.*	53,670	158,326
NetScout Systems, Inc.*	8,700	62,292
Novell, Inc.*	87,849	374,237
Parametric Technology Corp.*	100,900	$1,006,982
Perot Systems Corp., Class A*	13,174	169,681
Quest Software, Inc.*	56,700	718,956
Radiant Systems, Inc.*	23,241	102,493
SonicWALL, Inc.*	80,800	360,368
Sybase, Inc.*	53,440	1,618,698
Synopsys, Inc.*	85,900	1,780,707
TechTeam Global, Inc.*	17,266	84,258
TIBCO Software, Inc.*	162,600	954,462
United Online, Inc.	82,080	366,077
Web.com Group, Inc.*	7,143	23,715
Wind River Systems, Inc.*	70,200	449,280
Wright Express Corp.*	33,550	611,281

		24,719,484

Technology Hardware & Equipment (8.4%)
Adaptec, Inc.*	126,100	302,640
Agilysys, Inc.	26,240	112,832
Anaren, Inc.*	1,989	21,760
Arris Group, Inc.*	129,512	954,503
Astro-Med, Inc.	12,964	70,524
Avocent Corp.*	61,100	741,754
Black Box Corp.	17,280	407,981
Coherent, Inc.*	19,700	339,825
Concurrent Computer Corp.*	300	1,086
CPI International, Inc.*	13,362	125,603
CTS Corp.	56,000	202,160
Digi International, Inc.*	6,789	52,072
Electronics for Imaging, Inc.*	74,200	727,160
Emulex Corp.*	111,970	563,209
Gerber Scientific, Inc.*	44,102	105,404
Harris Corp.	55,035	1,592,713
Insight Enterprises, Inc.*	15,100	46,206
Measurement Specialties, Inc.*	30,638	125,309
Network Equipment Technologies, Inc.*	7,654	27,095
Oplink Communications, Inc.*	36,814	283,468
Optelecom-NKF, Inc.*	6,232	19,631
OSI Systems, Inc.*	19,721	300,942
PC Mall, Inc.*	33,460	151,908
QLogic Corp.*	142,500	1,584,600
RadiSys Corp.*	3,600	21,816
RADWARE Ltd.*	25,456	148,154
Richardson Electronics Ltd.	25,112	84,878
Seagate Technology	254,400	1,528,944
Sun Microsystems, Inc.*	285,490	2,089,787
Super Micro Computer, Inc.*	35,930	176,776
Symmetricom, Inc.*	35,858	125,503
SYNNEX Corp.*	24,007	472,218
Tellabs, Inc.*	318,295	1,457,791
TESSCOTechnologies, Inc.*	10,374	80,502
Tollgrade Communications, Inc.*	10,200	59,160
Vicon Industries, Inc.*	3,609	19,200

		15,125,114

Telecommunication Services (1.9%)
CenturyTel, Inc.	55,818	1,569,602
Consolidated Communications Holdings, Inc.	15,232	156,280
HickoryTech Corp.	10,989	59,121
NII Holdings, Inc.*	1,050	15,750
Premiere Global Services, Inc.*	56,400	497,448
SureWest Communications	13,198	102,944
U.S. Cellular Corp.*	23,069	769,121

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
USA Mobility, Inc.	23,066	$212,438

		3,382,704

Transportation (2.5%)
Air T., Inc.	7,300	41,756
Continental Airlines, Inc., Class B*	26,600	234,346
P.A.M. Transportation Services, Inc.*	7,375	40,489
Ryder System, Inc.	66,100	1,871,291
Saia, Inc.*	9,490	113,405
SkyWest, Inc.	52,430	652,229
TBS International Ltd., Class A*	29,200	214,620
UTi Worldwide, Inc.	115,048	1,374,824

		4,542,960

Utilities (2.2%)
Alliant Energy Corp.	36,246	894,914
CMS Energy Corp.	82,632	978,363
El Paso Electric Co.*	12,810	180,493
Mirant Corp.*	2,870	32,718
NorthWestern Corp.	34,400	738,912
NV Energy, Inc.	31,600	296,724
ONEOK, Inc.	22,310	504,875
Pinnacle West Capital Corp.	13,990	371,574
Southwest Gas Corp.	800	16,856

		4,015,429

Total Common Stocks (90.8%) (Cost $167,229,933)		163,281,920

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Collateral for Securities Sold Short (92.4%)
Custodian Trust Company Sweep
0.05%, 4/1/09	$166,303,573	166,303,573

Repurchase Agreement (7.6%)
Custodian Trust Co., dated 03/31/09 due 04/01/09 at 0.11% with maturity value of $13,580,737 (fully collateralized by U.S. Treasury Securities with a value of $13,974,755.) (Amortized Cost $13,580,695)	13,580,695	13,580,695

Total Short-Term Investments (100.0%) (Amortized Cost $179,884,268)		179,884,268

Total Investments Before Securities Sold Short (190.8%) (Cost/Amortized Cost $347,114,201)		343,166,188

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
Automobiles & Components (-3.9%)
Amerigon, Inc.*	(16,100)	(59,570)
Autoliv, Inc.	(81,900)	(1,520,883)
BorgWarner, Inc.	(94,610)	(1,920,583)
Cooper Tire & Rubber Co.	(61,500)	(248,460)
Dorman Products, Inc.*	(13,081)	(122,046)
Fuel Systems Solutions, Inc.*	(600)	(8,088)
Gentex Corp.	(145,400)	(1,448,184)
Goodyear Tire & Rubber Co.*	(216,800)	(1,357,168)
Strattec Security Corp.	(3,500)	(29,190)
Superior Industries International, Inc.	(16,000)	(189,600)
Williams Controls, Inc.*	(7,738)	(38,690)
Winnebago Industries, Inc.	(9,144)	(48,554)

		(6,991,016)

Banks (-5.7%)
AMCORE Financial, Inc.	(1)	$(1)
Ameris Bancorp	(6,969)	(32,824)
Atlantic Coast Federal Corp.	(1,672)	(4,681)
Bank of Hawaii Corp.	(19,596)	(646,276)
BOK Financial Corp.	(2,020)	(69,791)
Capitol Federal Financial	(9,705)	(366,946)
City Holding Co.	(1,220)	(33,294)
Commerce Bancshares, Inc./Missouri	(9,220)	(334,686)
Commonwealth Bankshares, Inc.	(4,700)	(23,500)
First Horizon National Corp.	(173,420)	(1,862,529)
FirstMerit Corp.	(87,300)	(1,588,860)
Hancock Holding Co.	(22,531)	(704,769)
Investors Bancorp, Inc.*	(63,200)	(535,304)
KeyCorp	(133,000)	(1,046,710)
Marshall & Ilsley Corp.	(81,860)	(460,872)
Nara Bancorp, Inc.	(3,621)	(10,646)
National Penn Bancshares, Inc.	(43,583)	(361,739)
Old National Bancorp/Indiana	(26,437)	(295,301)
Peapack Gladstone Financial Corp.	(200)	(3,606)
Penns Woods Bancorp, Inc.	(1,084)	(27,252)
Rockville Financial, Inc.	(1,408)	(12,813)
SVB Financial Group*	(4,388)	(87,804)
Synovus Financial Corp.	(103,900)	(337,675)
Taylor Capital Group, Inc.*	(19,784)	(88,039)
The First of Long Island Corp.	(304)	(6,138)
TrustCo Bank Corp. NY/New York	(68,909)	(414,832)
UMB Financial Corp.	(1,959)	(83,238)
Union Bankshares Corp./Virginia	(200)	(2,770)
ViewPoint Financial Group	(630)	(7,579)
Wilmington Trust Corp.	(87,500)	(847,875)

		(10,298,350)

Capital Goods (-9.4%)
AAON, Inc.	(3,589)	(65,033)
Actuant Corp., Class A	(57,400)	(592,942)
Alamo Group, Inc.	(1,601)	(17,067)
Ameron International Corp.	(5,740)	(302,268)
AMETEK, Inc.	(12,981)	(405,916)
Ampco-Pittsburgh Corp.	(7,100)	(94,146)
Astec Industries, Inc.*	(4,220)	(110,691)
Badger Meter, Inc.	(3,650)	(105,448)
Blount International, Inc.*	(27,520)	(127,142)
Brady Corp., Class A	(11,550)	(203,626)
Breeze-Eastern Corp.*	(3,500)	(23,100)
Bucyrus International, Inc.	(59,842)	(908,401)
Ceradyne, Inc.*	(28,360)	(514,167)
Chart Industries, Inc.*	(29,900)	(235,612)
CLARCOR, Inc.	(38,136)	(960,646)
Dynamic Materials Corp.	(2,850)	(26,106)
Eastern Co.	(2,121)	(22,907)
Espey Manufacturing & Electronics Corp.	(200)	(3,020)
Flanders Corp.*	(13,774)	(55,647)
Franklin Electric Co., Inc.	(300)	(6,639)
General Cable Corp.*	(43,840)	(868,909)
Gorman-Rupp Co.	(2,500)	(49,500)
Graham Corp.	(14,700)	(131,859)
Greenbrier Cos., Inc.	(33,700)	(123,342)
Harsco Corp.	(38,100)	(844,677)
HEICO Corp.	(27,600)	(670,680)
Herley Industries, Inc.*	(1,880)	(22,485)
Hexcel Corp.*	(66,251)	(435,269)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
IDEX Corp.	(19,387)	$(423,994)
II-VI, Inc.*	(16,224)	(278,728)
Innovative Solutions & Support, Inc.	(1,020)	(4,315)
Insteel Industries, Inc.	(42,500)	(295,800)
Joy Global, Inc.	(28,155)	(599,701)
Kadant, Inc.*	(28,200)	(324,864)
Kaydon Corp.	(9,700)	(265,101)
Ladish Co., Inc.*	(19,223)	(139,559)
McDermott International, Inc.*	(32,000)	(428,480)
Met-Pro Corp.	(16,271)	(132,609)
Miller Industries, Inc.*	(15,810)	(102,765)
Nordson Corp.	(32,535)	(924,970)
Omega Flex, Inc.	(4,100)	(66,051)
Oshkosh Corp.	(74,600)	(502,804)
Otter Tail Corp.	(3,100)	(68,355)
Polypore International, Inc.*	(27,100)	(108,942)
Portec Rail Products, Inc.	(340)	(2,159)
Raven Industries, Inc.	(21,900)	(455,082)
RBC Bearings, Inc.*	(13,503)	(206,326)
Spirit AeroSystems Holdings, Inc., Class A*	(100,206)	(999,054)
Sun Hydraulics Corp.	(2,800)	(40,908)
Tecumseh Products Co., Class B*	(2,400)	(12,288)
Terex Corp.*	(93,400)	(863,950)
Textron, Inc.	(19,450)	(111,643)
Todd Shipyards Corp.	(1,500)	(20,625)
TransDigm Group, Inc.*	(7,800)	(256,152)
Ultralife Corp.*	(23,181)	(179,189)
United Capital Corp.*	(4,669)	(80,540)
USG Corp.*	(95,500)	(726,755)
Wabash National Corp.	(40,360)	(49,643)
Wabtec Corp.	(6,150)	(162,237)
Woodward Governor Co.	(18,870)	(210,967)

		(16,971,801)

Commercial & Professional Services (-3.2%)
Acacia Research Corp. - Acacia Technologies*	(22,200)	(90,576)
Advisory Board Co.*	(21,245)	(352,242)
CompX International, Inc.	(5,400)	(30,672)
Consolidated Graphics, Inc.*	(15,619)	(198,674)
Courier Corp.	(290)	(4,399)
Healthcare Services Group, Inc.	(24,852)	(372,034)
Interface, Inc., Class A	(3,500)	(10,465)
Iron Mountain, Inc.*	(7,256)	(160,866)
Mobile Mini, Inc.*	(650)	(7,488)
Monster Worldwide, Inc.*	(115,630)	(942,384)
MPS Group, Inc.*	(104,500)	(621,775)
Multi-Color Corp.	(22,200)	(271,506)
R.R. Donnelley & Sons Co.	(72,240)	(529,519)
Robert Half International, Inc.	(105,850)	(1,887,306)
Schawk, Inc.	(33,300)	(201,132)
Standard Register Co.	(1,952)	(8,940)

		(5,689,978)

Consumer Durables & Apparel (-3.1%)
Centex Corp.	(46,450)	(348,375)
Eastman Kodak Co.	(44,241)	(168,116)
Garmin Ltd.	(99,200)	(2,104,032)
Harman International Industries, Inc.	(75,100)	(1,016,103)
Koss Corp.	(1,700)	(20,978)
K-Swiss, Inc., Class A	(36,489)	(311,616)
Marine Products Corp.	(8,618)	(36,541)
Movado Group, Inc.	(43,700)	(329,498)
Newell Rubbermaid, Inc.	(3,390)	$(21,628)
R.G. Barry Corp.*	(12,079)	(72,353)
RC2 Corp.*	(16,400)	(86,428)
Skyline Corp.	(3,702)	(70,375)
Stanley Furniture Co., Inc.	(29,000)	(218,080)
Steinway Musical Instruments*	(1,690)	(20,229)
Universal Electronics, Inc.*	(18,250)	(330,325)
Volcom, Inc.*	(37,600)	(364,720)
Weyco Group, Inc.	(760)	(19,699)

		(5,539,096)

Consumer Services (-2.0%)
AFC Enterprises, Inc.*	(10,599)	(47,801)
Ambassadors Group, Inc.	(36,300)	(294,756)
BJ’s Restaurants, Inc.*	(8,470)	(117,818)
Capella Education Co.*	(7,906)	(419,018)
K12, Inc.*	(2,700)	(37,530)
Learning Tree International, Inc.*	(423)	(3,583)
Mac-Gray Corp.*	(3,668)	(19,184)
Matthews International Corp., Class A	(18,630)	(536,730)
Morgans Hotel Group Co.*	(20,780)	(64,626)
Scientific Games Corp., Class A*	(2,456)	(29,742)
Service Corp. International	(111,000)	(387,390)
Starwood Hotels & Resorts Worldwide, Inc.	(4,057)	(51,524)
Strayer Education, Inc.	(7,920)	(1,424,570)

		(3,434,272)

Diversified Financials (-6.6%)
Affiliated Managers Group, Inc.*	(25,000)	(1,042,750)
Calamos Asset Management, Inc., Class A	(6,745)	(32,443)
Discover Financial Services	(11,544)	(72,843)
Eaton Vance Corp.	(83,750)	(1,913,688)
Epoch Holding Corp.	(17,919)	(123,104)
Federated Investors, Inc., Class B	(38,598)	(859,191)
Financial Federal Corp.	(29,400)	(622,692)
GAMCO Investors, Inc., Class A	(11,100)	(362,415)
LaBranche & Co., Inc.*	(41,100)	(153,714)
Legg Mason, Inc.	(101,545)	(1,614,565)
Leucadia National Corp.*	(65,284)	(972,079)
MSCI, Inc., Class A*	(33,978)	(574,568)
Nelnet, Inc., Class A*	(542)	(4,791)
Penson Worldwide, Inc.*	(3,400)	(21,862)
Resource America, Inc., Class A	(10,301)	(41,101)
SEI Investments Co.	(135,350)	(1,652,624)
Stifel Financial Corp.*	(20,630)	(893,485)
Teton Advisors, Inc.*†	(167)	(324)
Waddell & Reed Financial, Inc., Class A	(42,200)	(762,554)
Westwood Holdings Group, Inc.	(6,738)	(263,388)

		(11,984,181)

Energy (-7.5%)
Bronco Drilling Co., Inc.*	(15,400)	(81,004)
Cabot Oil & Gas Corp.	(27,522)	(648,693)
Cimarex Energy Co.	(42,510)	(781,334)
CNX Gas Corp.*	(27,330)	(647,994)
CREDO Petroleum Corp.*	(4,087)	(30,530)
Denbury Resources, Inc.*	(9,800)	(145,628)
Dresser-Rand Group, Inc.*	(12,690)	(280,449)
EXCO Resources, Inc.*	(73,000)	(730,000)
FMC Technologies, Inc.*	(19,700)	(617,989)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Oil Corp.*	(19,700)	$(259,055)
Frontier Oil Corp.	(91,535)	(1,170,733)
General Maritime Corp.	(66,700)	(466,900)
Goodrich Petroleum Corp.*	(19,550)	(378,488)
Gulf Island Fabrication, Inc.	(11,600)	(92,916)
GulfMark Offshore, Inc.*	(121)	(2,887)
Helmerich & Payne, Inc.	(41,696)	(949,418)
James River Coal Co.*	(25,100)	(309,734)
Matrix Service Co.*	(7,405)	(60,869)
Newfield Exploration Co.*	(14,500)	(329,150)
Oceaneering International, Inc.*	(47,600)	(1,755,012)
Panhandle Oil and Gas, Inc., Class A	(807)	(13,816)
Penn Virginia Corp.	(30,535)	(335,274)
PHI, Inc.*	(11,232)	(112,095)
Pioneer Natural Resources Co.	(7,395)	(121,796)
Quicksilver Resources, Inc.*	(91,900)	(509,126)
RPC, Inc.	(18,327)	(121,508)
St. Mary Land & Exploration Co.	(57,255)	(757,484)
Superior Energy Services, Inc.*	(40,410)	(520,885)
Unit Corp.*	(54,000)	(1,129,680)
Westmoreland Coal Co.*	(6,239)	(44,734)

		(13,405,181)

Food, Beverage & Tobacco (-0.4%)
Alico, Inc.	(4,011)	(96,264)
Central European Distribution Corp.*	(47,940)	(515,835)
Griffin Land & Nurseries, Inc.	(3,070)	(107,450)

		(719,549)

Health Care Equipment & Services (-4.0%)
Abaxis, Inc.*	(13,800)	(237,912)
Air Methods Corp.*	(14,600)	(246,886)
Align Technology, Inc.*	(80,500)	(638,365)
American Caresource Holding, Inc.*	(18,087)	(138,546)
CryoLife, Inc.*	(18,755)	(97,151)
Cyberonics, Inc.*	(10,980)	(145,705)
DexCom, Inc.*	(8,801)	(36,436)
Eclipsys Corp.*	(69,700)	(706,758)
Emeritus Corp.*	(11,920)	(78,195)
Gentiva Health Services, Inc.*	(13,390)	(203,528)
I-Flow Corp.*	(6,100)	(22,265)
Immucor, Inc.*	(12,685)	(319,028)
Insulet Corp.*	(27,110)	(111,151)
Intuitive Surgical, Inc.*	(17,400)	(1,659,264)
inVentiv Health, Inc.*	(48,200)	(393,312)
Landauer, Inc.	(4,482)	(227,148)
NxStage Medical, Inc.*	(12,030)	(31,037)
Omnicell, Inc.*	(34,100)	(266,662)
Palomar Medical Technologies, Inc.*	(18,980)	(137,795)
PDI, Inc.*	(8,565)	(26,037)
Psychiatric Solutions, Inc.*	(40,029)	(629,656)
Rochester Medical Corp.*	(9,800)	(107,996)
Sun Healthcare Group, Inc.*	(44,000)	(371,360)
TranS1, Inc.*	(29,821)	(181,610)
Transcend Services, Inc.*	(10,647)	(105,938)
Virtual Radiologic Corp.*	(5,100)	(35,649)

		(7,155,390)

Insurance (-4.0%)
Alleghany Corp.*	(1,591)	(430,945)
Brown & Brown, Inc.	(16,587)	(313,660)
eHealth, Inc.*	(32,732)	(524,039)
Employers Holdings, Inc.	(17,915)	(170,909)
Greenlight Capital Reinsurance Ltd., Class A*	(39,900)	$(637,203)
Lincoln National Corp.	(68,178)	(456,111)
Markel Corp.*	(1,985)	(563,502)
Mercury General Corp.	(33,300)	(989,010)
National Interstate Corp.	(300)	(5,073)
NYMAGIC, Inc.	(9,092)	(110,922)
Odyssey Reinsurance Holdings Corp.	(21,958)	(832,867)
OneBeacon Insurance Group Ltd., Class A	(3,230)	(31,202)
Stewart Information Services Corp.	(25,100)	(489,450)
Torchmark Corp.	(58,000)	(1,521,340)
W.R. Berkley Corp.	(3,090)	(69,680)

		(7,145,913)

Materials (-10.0%)
ADA-ES, Inc.*	(5,300)	(12,879)
AEP Industries, Inc.*	(1,536)	(23,455)
AK Steel Holding Corp.	(113,900)	(810,968)
Albemarle Corp.	(25,255)	(549,801)
Allegheny Technologies, Inc.	(18,400)	(403,512)
AMCOL International Corp.	(37,000)	(549,080)
Ashland, Inc.	(79,986)	(826,255)
Carpenter Technology Corp.	(7,695)	(108,653)
Celanese Corp., Class A	(128,342)	(1,715,933)
Commercial Metals Co.	(29,101)	(336,117)
Crown Holdings, Inc.*	(37,120)	(843,738)
Cytec Industries, Inc.	(16,600)	(249,332)
Deltic Timber Corp.	(15,100)	(595,091)
Eagle Materials, Inc.	(51,800)	(1,256,150)
Greif, Inc., Class A	(38,200)	(1,271,678)
H.B. Fuller Co.	(10,085)	(131,105)
Haynes International, Inc.*	(20,600)	(367,092)
International Paper Co.	(30,650)	(215,776)
Intrepid Potash, Inc.*	(8,600)	(158,670)
Kaiser Aluminum Corp.	(21,400)	(494,768)
MeadWestvaco Corp.	(106,800)	(1,280,532)
NL Industries, Inc.	(1,000)	(10,000)
Northern Technologies International Corp.*	(3,400)	(24,276)
Olympic Steel, Inc.	(11,950)	(181,282)
Owens-Illinois, Inc.*	(7,300)	(105,412)
Reliance Steel & Aluminum Co.	(57,870)	(1,523,717)
Royal Gold, Inc.	(29,740)	(1,390,642)
RTI International Metals, Inc.*	(395)	(4,621)
Schnitzer Steel Industries, Inc., Class A	(15,440)	(484,662)
Silgan Holdings, Inc.	(1,425)	(74,869)
Steel Dynamics, Inc.	(138,600)	(1,221,066)
Synalloy Corp.	(1,791)	(9,403)
Universal Stainless & Alloy Products, Inc.*	(4,029)	(38,960)
Westlake Chemical Corp.	(28,300)	(414,029)
Worthington Industries, Inc.	(41,804)	(364,113)

		(18,047,637)

Media (-2.8%)
Clear Channel Outdoor Holdings, Inc., Class A*	(10,300)	(37,801)
Cox Radio, Inc., Class A*	(5,662)	(23,214)
CTC Media, Inc.*	(43,160)	(196,810)
Dolan Media Co.*	(44,250)	(348,248)
DreamWorks Animation SKG, Inc., Class A*	(52,557)	(1,137,333)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Global Traffic Network, Inc.*	(14,773)	$(44,762)
Interactive Data Corp.	(43,500)	(1,081,410)
Lamar Advertising Co., Class A*	(42,000)	(409,500)
Marvel Entertainment, Inc.*	(144)	(3,823)
National CineMedia, Inc.	(53,644)	(707,028)
Outdoor Channel Holdings, Inc.*	(12,754)	(86,982)
Reading International, Inc., Class A*	(3,500)	(12,250)
Rentrak Corp.*	(11,480)	(103,320)
Scripps Networks Interactive, Inc., Class A	(21,150)	(476,087)
Value Line, Inc.	(2,469)	(67,502)
World Wrestling Entertainment, Inc., Class A	(31,700)	(365,818)

		(5,101,888)

Pharmaceuticals, Biotechnology & Life Sciences (-3.0%)
Allos Therapeutics, Inc.*	(48,958)	(302,561)
Anadys Pharmaceuticals, Inc.*	(10,250)	(69,598)
Arena Pharmaceuticals, Inc.*	(97,300)	(292,873)
Array BioPharma, Inc.*	(40,261)	(106,289)
BioMimetic Therapeutics, Inc.*	(5,800)	(41,180)
Cepheid, Inc.*	(65,421)	(451,405)
CombiMatrix Corp.*	(8,479)	(66,306)
Enzo Biochem, Inc.*	(28,400)	(114,168)
Exelixis, Inc.*	(84,800)	(390,080)
Luminex Corp.*	(38,500)	(697,620)
MAP Pharmaceuticals, Inc.*	(4,199)	(8,818)
Maxygen, Inc.*	(21,384)	(145,411)
Momenta Pharmaceuticals, Inc.*	(327)	(3,600)
NPS Pharmaceuticals, Inc.*	(35,527)	(149,213)
Obagi Medical Products, Inc.*	(20,170)	(108,515)
Pharmasset, Inc.*	(25,300)	(248,193)
Questcor Pharmaceuticals, Inc.*	(40,210)	(197,833)
Sequenom, Inc.*	(26,220)	(372,848)
Sucampo Pharmaceuticals, Inc., Class A*	(10,179)	(62,397)
Vertex Pharmaceuticals, Inc.*	(55,645)	(1,598,681)

		(5,427,589)

Real Estate (-0.6%)
Consolidated-Tomoka Land Co.	(1,436)	(42,649)
Forestar Group, Inc.*	(17,610)	(134,717)
St. Joe Co.*	(28,690)	(480,271)
Stratus Properties, Inc.*	(8,843)	(53,500)
Tejon Ranch Co.*	(16,500)	(341,055)

		(1,052,192)

Retailing (-0.2%)
bebe stores, Inc.	(39,350)	(262,464)
J. Crew Group, Inc.*	(2,000)	(26,360)
J.C. Penney Co., Inc.	(1,500)	(30,105)
Winmark Corp.*	(43)	(510)
Zumiez, Inc.*	(13,784)	(133,705)

		(453,144)

Semiconductors & Semiconductor Equipment (-4.8%)
Atheros Communications, Inc.*	(26,953)	(395,131)
FormFactor, Inc.*	(44,180)	(796,124)
Hittite Microwave Corp.*	(23,885)	(745,212)
KLA-Tencor Corp.	(34,833)	(696,660)
Lam Research Corp.*	(84,112)	(1,915,230)
Linear Technology Corp.	(1,819)	(41,801)
Microchip Technology, Inc.	(28,300)	(599,677)
Monolithic Power Systems, Inc.*	(16,135)	(250,093)
NVE Corp.*	(3,500)	$(100,835)
PMC-Sierra, Inc.*	(167,156)	(1,066,455)
SRS Labs, Inc.*	(13,450)	(66,174)
Supertex, Inc.*	(8,036)	(185,632)
Varian Semiconductor Equipment Associates, Inc.*	(70,420)	(1,525,297)
Volterra Semiconductor Corp.*	(28,092)	(237,096)

		(8,621,417)

Software & Services (-4.5%)
Activision Blizzard, Inc.*	(21,800)	(228,028)
Cass Information Systems, Inc.	(3,147)	(102,057)
comScore, Inc.*	(28,607)	(345,859)
Concur Technologies, Inc.*	(5,200)	(99,788)
DealerTrack Holdings, Inc.*	(41,884)	(548,680)
Electronic Arts, Inc.*	(97,190)	(1,767,886)
eLoyalty Corp.*	(5,690)	(26,174)
ExlService Holdings, Inc.*	(30,050)	(259,031)
FalconStor Software, Inc.*	(26,300)	(62,857)
GSE Systems, Inc.*	(1,700)	(10,115)
Internet Capital Group, Inc.*	(36,600)	(147,498)
Liquidity Services, Inc.*	(13,140)	(91,849)
MercadoLibre, Inc.*	(35,500)	(658,525)
Onvia, Inc.*	(4,400)	(16,808)
Salesforce.com, Inc.*	(62,935)	(2,059,863)
StarTek, Inc.*	(1,745)	(5,409)
Synchronoss Technologies, Inc.*	(6,240)	(76,502)
Total System Services, Inc.	(300)	(4,143)
Ultimate Software Group, Inc.*	(2,693)	(46,481)
VASCO Data Security International, Inc.*	(35,163)	(202,891)
VeriFone Holdings, Inc.*	(580)	(3,944)
VMware, Inc., Class A*	(48,100)	(1,136,122)
Vocus, Inc.*	(17,472)	(232,203)

		(8,132,713)

Technology Hardware & Equipment (-7.9%)
Acme Packet, Inc.*	(3,250)	(19,727)
ADTRAN, Inc.	(66,800)	(1,082,828)
Amphenol Corp., Class A	(8,000)	(227,920)
Ciena Corp.*	(109,000)	(848,020)
Daktronics, Inc.	(29,867)	(195,629)
DG FastChannel, Inc.*	(572)	(10,736)
Diebold, Inc.	(500)	(10,675)
Dolby Laboratories, Inc., Class A*	(15,600)	(532,116)
Echelon Corp.*	(16,100)	(130,249)
Electro Scientific Industries, Inc.*	(24,475)	(144,892)
FLIR Systems, Inc.*	(40,570)	(830,874)
Globecomm Systems, Inc.*	(18,205)	(105,407)
Immersion Corp.*	(2,610)	(7,647)
Infinera Corp.*	(112,764)	(834,454)
JDS Uniphase Corp.*	(4,100)	(13,325)
Loral Space & Communications, Inc.*	(4,900)	(104,664)
Multi-Fineline Electronix, Inc.*	(19,400)	(326,696)
Nam Tai Electronics, Inc.	(50,101)	(186,376)
NCR Corp.*	(23,310)	(185,314)
Netezza Corp.*	(58,199)	(395,753)
Newport Corp.*	(11,152)	(49,292)
Novatel Wireless, Inc.*	(34,161)	(191,985)
NumereX Corp., Class A*	(9,455)	(33,660)
Occam Networks, Inc.*	(8,339)	(21,932)
PC-Tel, Inc.	(30,119)	(129,512)
Plantronics, Inc.	(67,800)	(818,346)
Plexus Corp.*	(43,300)	(598,406)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Rimage Corp.*	(7,303)	$(97,495)
Riverbed Technology, Inc.*	(73,600)	(962,688)
Rogers Corp.*	(17,100)	(322,848)
SanDisk Corp.*	(180,500)	(2,283,325)
Starent Networks Corp.*	(40,500)	(640,305)
STEC, Inc.*	(46,900)	(345,653)
Stratasys, Inc.*	(30,490)	(252,152)
TTM Technologies, Inc.*	(3,120)	(18,096)
Video Display Corp.*	(2,709)	(6,664)
Western Digital Corp.*	(59,600)	(1,152,664)
Zebra Technologies Corp., Class A*	(1,413)	(26,875)

		(14,145,200)

Telecommunication Services (-0.3%)
NTELOS Holdings Corp.	(31,900)	(578,666)

		(578,666)

Transportation (-2.7%)
Con-way, Inc.	(57,300)	(1,027,389)
Copa Holdings S.A., Class A	(24,209)	(694,072)
Forward Air Corp.	(39,600)	(642,708)
Heartland Express, Inc.	(48,990)	(725,542)
J.B. Hunt Transport Services, Inc.	(31,501)	(759,489)
JetBlue Airways Corp.*	(63,730)	(232,615)
Kansas City Southern*	(4,220)	(53,636)
Kirby Corp.*	(8,738)	(232,780)
Knight Transportation, Inc.	(30,020)	(455,103)
Patriot Transportation Holding, Inc.*	(700)	(43,624)

		(4,866,958)

Utilities (-2.1%)
Energen Corp.	(55,820)	(1,626,037)
EQT Corp.	(60,534)	(1,896,530)
ITC Holdings Corp.	(120)	(5,234)
Reliant Energy, Inc.*	(78,300)	(249,777)

		(3,777,578)

Total Securities Sold Short (-88.7%) (Proceeds Received $178,113,764)		(159,539,709)

Total Investments (102.1%) (Cost/Amortized Cost $169,000,437)		183,626,479
Other Assets Less Liabilities (-2.1%)		(3,707,247)

Net Assets (100%)		$179,919,232

*	Non-income producing.

†	Securities (totaling $-324 or 0.0% of net assets) at fair value.

(A)	All long positions are pledged as collateral for securities sold short.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$163,281,920	$179,884,268	$—	$343,166,188
Other Investments*	—	—	—	—

Total	$163,281,920	$179,884,268	$—	$343,166,188

Liabilities
Investments in Securities	$159,539,385	$—	$324	$159,539,709
Other Investments*	—	—	—	—

Total	$159,539,385	$—	$324	$159,539,709

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	(324)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$(324)	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(324)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$89,310,678
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$89,240,696

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,312,972
Aggregate gross unrealized depreciation	(18,249,115)

Net unrealized depreciation	$(5,936,143)

Federal income tax cost of investments	$349,102,331

The Portfolio has a net capital loss carryforward of $17,270,529 of which $5,270,478 expires in the year 2014, and $12,000,051 expires in the year 2015.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Media (7.2%)
Time Warner Cable, Inc.	670,304	$16,623,537
Time Warner, Inc.	2,669,467	51,520,720
Viacom, Inc., Class B*	2,071,600	36,004,408
Walt Disney Co.	1,337,400	24,287,184

Total Consumer Discretionary		128,435,849

Consumer Staples (11.4%)
Food Products (8.2%)
General Mills, Inc.	1,044,600	52,104,648
Kraft Foods, Inc., Class A	2,173,229	48,441,275
Unilever N.V. (N.Y. Shares)	2,386,700	46,779,320

		147,325,243

Household Products (3.2%)
Clorox Co.	207,900	10,702,692
Kimberly-Clark Corp.	1,004,720	46,327,639

		57,030,331

Total Consumer Staples		204,355,574

Energy (12.5%)
Energy Equipment & Services (4.0%)
BJ Services Co.	3,137,700	31,220,115
Halliburton Co.	2,600,400	40,228,188

		71,448,303

Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	549,000	21,350,610
Chevron Corp.	561,500	37,755,260
Exxon Mobil Corp.	1,109,790	75,576,699
Peabody Energy Corp.	700,100	17,530,504

		152,213,073

Total Energy		223,661,376

Financials (13.5%)
Capital Markets (2.7%)
Bank of New York Mellon Corp.	1,539,978	43,504,378
Morgan Stanley	186,000	4,235,220

		47,739,598

Commercial Banks (0.5%)
U.S. Bancorp	298,200	4,356,702
Wells Fargo & Co.	276,700	3,940,208

		8,296,910

Diversified Financial Services (3.7%)
JPMorgan Chase & Co.	2,532,690	67,318,900

Insurance (6.6%)
ACE Ltd.	82,100	3,316,840
Hartford Financial Services Group, Inc.	252,400	1,981,340
MetLife, Inc.	1,069,217	24,346,071
Prudential Financial, Inc.	435,565	8,284,446
Travelers Cos., Inc.	1,973,038	80,184,265

		118,112,962

Total Financials		241,468,370

Health Care (14.3%)
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	299,050	15,317,341
Covidien Ltd.	465,250	15,464,910

		30,782,251

Pharmaceuticals (12.6%)
Bristol-Myers Squibb Co.	3,998,300	87,642,736
Pfizer, Inc.	1,608,970	$21,914,171
Schering-Plough Corp.	2,859,300	67,336,515
Wyeth	1,127,100	48,510,384

		225,403,806

Total Health Care		256,186,057

Industrials (7.3%)
Aerospace & Defense (3.6%)
Honeywell International, Inc.	549,600	15,311,856
Northrop Grumman Corp.	381,500	16,648,660
Raytheon Co.	848,777	33,051,376

		65,011,892

Electrical Equipment (0.4%)
Emerson Electric Co.	245,300	7,010,674

Industrial Conglomerates (1.8%)
Tyco International Ltd.	1,617,850	31,645,146

Machinery (1.5%)
Deere & Co.	807,200	26,532,664

Total Industrials		130,200,376

Information Technology (17.3%)
Communications Equipment (0.6%)
Corning, Inc.	450,100	5,972,827
Nokia Oyj (ADR)	412,700	4,816,209

		10,789,036

Computers & Peripherals (5.2%)
Hewlett-Packard Co.	1,369,513	43,906,587
International Business Machines Corp.	511,560	49,565,048

		93,471,635

Office Electronics (2.6%)
Xerox Corp.	10,308,587	46,904,071

Semiconductors & Semiconductor Equipment (8.6%)
Analog Devices, Inc.	1,350,500	26,024,135
Fairchild Semiconductor International, Inc.*	3,051,410	11,381,759
Intel Corp.	2,266,400	34,109,320
LSI Corp.*	16,398,865	49,852,550
Micron Technology, Inc.*	7,781,100	31,591,266

		152,959,030

Software (0.3%)
Microsoft Corp.	319,800	5,874,726

Total Information Technology		309,998,498

Materials (2.3%)
Chemicals (1.8%)
E.I. du Pont de Nemours & Co.	1,458,450	32,567,188

Metals & Mining (0.5%)
Nucor Corp.	227,000	8,664,590

Total Materials		41,231,778

Telecommunication Services (7.2%)
Diversified Telecommunication Services (7.2%)
AT&T, Inc.	1,411,058	35,558,662
Qwest Communications International, Inc.^	13,740,800	46,993,536

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc.	1,576,500	$47,610,300

Total Telecommunication Services		130,162,498

Utilities (2.9%)
Electric Utilities (1.6%)
Southern Co.	970,900	29,728,958

Multi-Utilities (1.3%)
Dominion Resources, Inc.	745,520	23,103,665

Total Utilities		52,832,623

Total Common Stocks (95.9%) (Cost $2,360,769,724)		1,718,532,999

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
Comerica Bank
0.59%, 6/19/09 (l)	$4,000,094	3,947,421
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	6,549,906	6,549,906
Monumental Global Funding II
0.40%, 3/26/10 (l)	4,000,000	3,715,836

Total Short-Term Investments of Cash Collateral for Securities Loaned		14,213,163

Time Deposit (3.1%)
JPMorgan Chase Nassau
0.004%, 4/1/09	55,553,649	55,553,649

Total Short-Term Investments (3.9%) (Cost/Amortized Cost $70,103,649)		69,766,812

Total Investments (99.8%) (Cost/Amortized Cost $2,430,873,373)		1,788,299,811
Other Assets Less Liabilities (0.2%)		2,878,490

Net Assets (100%)		$1,791,178,301

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.
(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,718,532,999	$69,766,812	$—	$1,788,299,811
Other Investments*	—	—	—	—

Total	$1,718,532,999	$69,766,812	$—	$1,788,299,811

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$270,404,407
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$980,478,849

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,799,423
Aggregate gross unrealized depreciation	(686,970,563)

Net unrealized depreciation	$(669,171,140)

Federal income tax cost of investments	$2,457,470,951

At March 31, 2009, the Portfolio had loaned securities with a total value of $13,269,600. This was secured by collateral of $14,550,000 which was received as cash and subsequently invested in short-term investments currently valued at $14,213,163, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $265,431,085, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.1%)
Australia & New Zealand Banking Group Ltd.	807,128	$8,867,769
BHP Billiton Ltd.^	565,581	12,606,122
Newcrest Mining Ltd.	585,561	13,279,813
Octaviar Ltd.(b)*^†	9,487,254	—
Origin Energy Ltd.	405,545	4,194,930
Telstra Corp., Ltd.	1,798,680	4,015,709

Total Australia		42,964,343

Japan (24.6%)
Asahi Breweries Ltd.^	854,000	10,266,009
Daiichi Sankyo Co., Ltd.	467,000	7,892,792
Daiwa Securities Group, Inc.	1,844,000	8,161,951
Fujifilm Holdings Corp.	495,200	10,837,696
Honda Motor Co., Ltd.	1,049,500	25,111,016
Japan Prime Realty Investment Corp. (REIT)	2,703	5,058,197
Japan Tobacco, Inc.	6,221	16,613,964
KDDI Corp.	2,676	12,627,494
Kyocera Corp.^	91,900	6,147,000
Mazda Motor Corp.^	7,407,000	12,501,651
Nintendo Co., Ltd.	71,700	21,032,113
Nippon Sheet Glass Co., Ltd.^	3,221,000	8,056,522
Nippon Telegraph & Telephone Corp.	261,500	9,932,110
NOK Corp.^	817,700	7,039,071
Olympus Corp.^	736,000	12,036,892
Secom Co., Ltd.^	270,300	10,005,689
Shin-Etsu Chemical Co., Ltd.	148,800	7,303,325
Sumitomo Corp.^	1,213,800	10,551,869
Sumitomo Mitsui Financial Group, Inc.^	464,300	16,378,475
Takeda Pharmaceutical Co., Ltd.	333,100	11,551,496
Tokio Marine Holdings, Inc.	745,200	18,398,121
West Japan Railway Co.	2,439	7,706,499

Total Japan		255,209,952

Latin America (2.9%)
Brazil (2.9%)
All America Latina Logistica S.A.	1,465,621	6,223,243
Banco Bradesco S.A. (ADR)	1,086,764	10,758,963
Cia Vale do Rio Doce (ADR)	674,459	7,607,898
Cyrela Brazil Realty S.A.	1,299,603	5,159,756

Total Latin America		29,749,860

Other European Countries (37.4%)
France (9.8%)
Bouygues S.A.^	626,780	22,361,337
Sanofi-Aventis S.A.	559,362	31,390,122
Societe Generale S.A.	429,832	16,878,597
Total S.A.	623,499	30,922,971

		101,553,027

Germany (8.2%)
Allianz SE (Registered)^	188,122	15,848,006
Bayer AG^	406,434	19,470,776
E.ON AG	690,367	19,216,579
MAN AG^	352,407	15,372,915
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)^	122,677	14,984,055

		84,892,331

Italy (2.4%)
ENI S.p.A	1,280,597	$24,655,913

Luxembourg (1.4%)
ArcelorMittal S.A.^	733,689	14,849,327

Netherlands (2.7%)
Royal Dutch Shell plc, Class B	1,260,188	27,622,455

Russia (1.3%)
MMC Norilsk Nickel OJSC (ADR)	2,256,689	13,547,918

Spain (2.5%)
Telefonica S.A.	1,310,694	26,177,201

Switzerland (8.2%)
Credit Suisse Group AG (Registered)^	636,216	19,297,078
Nestle S.A. (Registered)	1,121,137	37,949,912
Swatch Group AG^	73,843	8,899,520
Zurich Financial Services AG (Registered)^	120,718	19,050,149

		85,196,659

Turkey (0.9%)
Turkiye Garanti Bankasi A/S*	6,251,375	8,896,852

Total Other European Countries		387,391,683

Scandanavia (3.8%)
Finland (2.3%)
Fortum Oyj	734,203	13,975,316
Sampo Oyj, Class A	702,947	10,396,630

		24,371,946

Sweden (1.5%)
Electrolux AB, Class B^	2,034,930	15,937,064

Total Scandanavia		40,309,010

Southeast Asia (10.3%)
China (2.9%)
China Coal Energy Co., Class H^	10,846,000	8,009,727
Huaneng Power International, Inc., Class H^	16,564,000	11,111,609
Industrial & Commercial Bank of China Ltd., Class H^	20,716,000	10,775,945

		29,897,281

Hong Kong (2.8%)
China Mobile Ltd.^	822,500	7,160,104
Henderson Land Development Co., Ltd.	3,083,000	11,738,148
Hutchison Whampoa Ltd.	2,189,000	10,736,001

		29,634,253

India (0.8%)
ICICI Bank Ltd. (ADR)	630,301	8,376,700

Singapore (2.1%)
DBS Group Holdings Ltd.	3,836,500	21,512,261

South Korea (1.2%)
Samsung Electronics Co., Ltd.	30,999	12,802,936

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (0.5%)
Hon Hai Precision Industry Co., Ltd.	2,462,000	$5,585,267

Total Southeast Asia		107,808,698

United Kingdom (14.0%)
BAE Systems plc	3,549,910	17,032,993
GlaxoSmithKline plc	1,608,658	25,047,772
National Grid plc	919,655	7,070,585
Next plc	370,768	6,992,151
Standard Chartered plc	838,197	10,397,397
Unilever plc	1,258,183	23,846,632
United Business Media Ltd.	1,276,989	7,806,511
Vodafone Group plc	20,096,819	35,109,208
WPP plc	2,270,865	12,769,287

Total United Kingdom		146,072,536

Total Common Stocks (97.1%) (Cost $1,259,525,969)		1,009,506,082

	Number of Warrants	Value (Note 1)
WARRANT:
Luxembourg (0.9%)
Citigroup Global Markets Holdings, Inc., expiring 10/24/12* (Cost $8,248,958)	5,826,053	$9,601,335

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (11.7%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$25,000,000	25,000,000
Calyon/New York
0.41%, 7/2/10 (l)	4,998,609	4,884,576
Comerica Bank
0.59%, 6/19/09 (l)	15,000,353	14,802,827
0.61%, 6/19/09 (l)	11,999,849	11,841,835
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	11,723,205	11,723,205
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	1,200,000
Links Finance LLC
0.37%, 6/22/09 (l)	14,999,038	14,936,642
MassMutual Global Funding II
0.40%, 3/26/10 (l)	15,000,000	14,869,395
Monumental Global Funding II
0.40%, 3/26/10 (l)	7,000,000	6,502,713
0.43%, 5/26/10 (l)	1,000,000	850,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	10,998,623	9,927,500
Tango Finance Corp.
0.37%, 6/25/09 (l)	4,999,544	4,985,235

Total Short-Term Investments of Cash Collateral for Securities Loaned		121,523,928

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09	12,799,672	12,799,672

Total Short-Term Investments (12.9%) (Cost/Amortized Cost $145,518,892)		134,323,600

Total Investments (110.9%) (Cost/Amortized Cost $1,413,293,819)		$1,153,431,017
Other Assets Less Liabilities (-10.9%)		(113,550,140)

Net Assets (100%)		$1,039,880,877

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.8%
Consumer Staples	8.5
Energy	9.2
Financials	23.6
Health Care	10.3
Industrials	10.4
Information Technology	5.4
Materials	6.7
Telecommunication Services	9.1
Utilities	5.0
Cash and Other	2.0

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/16/09	59,977	41,391	$41,500,937	$41,391,000	$109,937
British Pound vs. U.S. Dollar, expiring 6/16/09	14,439	20,695	20,721,943	20,695,000	26,943
European Union vs. U.S. Dollar, expiring 6/16/09	46,609	62,086	61,927,110	62,086,000	(158,890)

					$(22,010)

Foreign Currency Sell Contracts
Hong Kong Dollar vs. U.S. Dollar, expiring 6/16/09	31,043	240,492	$31,043,000	$31,043,493	$(493)
Japanese Yen vs. U.S. Dollar, expiring 6/16/09	31,043	3,053,691	31,043,000	30,887,140	155,860
Swiss Franc vs. U.S. Dollar, expiring 6/16/09	41,391	47,069	41,391,000	41,419,051	(28,051)

					$127,316

					$105,306

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$38,126,560	$1,115,304,457	$—	$1,153,431,017
Other Investments*	—	292,740	—	292,740

Total	$38,126,560	$1,115,597,197	$—	$1,153,723,757

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	187,434	—	187,434

Total	$—	$187,434	$—	$187,434

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$19,283,221	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(19,283,221)	—

Balance as of 3/31/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$564,772,564
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$915,613,603

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,646,306
Aggregate gross unrealized depreciation	(345,140,688)

Net unrealized depreciation	$(339,494,382)

Federal income tax cost of investments	$1,492,925,399

At March 31, 2009, the Portfolio had loaned securities with a total value of $128,836,734. This was secured by collateral of $132,719,220 which was received as cash and subsequently invested in short-term investments currently valued at $121,523,928, as reported in the portfolio of investments.

For the three months ended March 31, 2009, the Portfolio incurred approximately $1,281 as brokerage commissions with Exane S.A., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $412,038,712, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.6%)
Asset-Backed Securities (0.6%)
Capital One Multi-Asset Execution Trust, Series 2006-A10 A10
5.150%, 6/16/14	$100,000	$98,648
Chase Issuance Trust, Series 2005-A4 A4
4.230%, 1/15/13	125,000	125,426
Citibank Credit Card Issuance Trust, Series 2007-A8 A8
5.650%, 9/20/19	100,000	95,096
Countrywide Asset-Backed Certificates, Series 2006-9 1AF6
5.989%, 10/25/46	100,000	54,984

		374,154

Non-Agency CMO (4.0%)
Banc of America Commercial Mortgage, Inc., Series 2005-4 A2
4.764%, 7/10/45	325,000	303,240
Series 2006-4 A4
5.634%, 7/10/46	50,000	37,351
Series 2007-4 A4
5.745%, 2/10/51(l)	275,000	195,300
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10 A4
5.405%, 12/11/40(l)	175,000	137,549
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4
5.322%, 12/11/49	100,000	66,535
Credit Suisse Mortgage Capital Certificates, Series 2006-C3 A3
5.827%, 6/15/38(l)	100,000	67,365
CS First Boston Mortgage Securities Corp., Series 2005-C3 A4
4.686%, 7/15/37	345,000	253,125
CW Capital Cobalt Ltd., Series 2007-C3 A4
5.820%, 5/15/46(l)	50,000	29,810
Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4
5.915%, 7/10/38(l)	165,000	119,730
GS Mortgage Securities Corp. II, Series 2006-GG8 A4
5.560%, 11/10/39	65,000	48,806
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2 A3
4.697%, 7/15/42	200,000	162,940
Series 2005-LDP5 A4
5.179%, 12/15/44(l)	320,000	246,679
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10 A2
7.371%, 8/15/32(l)	216,013	217,940
LB-UBS Commercial Mortgage Trust, Series 2005-C3 A5
4.739%, 7/15/30	200,000	153,806
Merrill Lynch Mortgage Trust, Series 2005-MCP1 A4
4.747%, 6/12/43(l)	130,000	94,253
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3
5.172%, 12/12/49(l)	$100,000	$58,088
Morgan Stanley Capital I, Inc., Series 2003-T11 A4
5.150%, 6/13/41	200,000	178,486
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	85,000	55,183
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27 A3
5.765%, 7/15/45(l)	85,000	58,755
Series 2007-C30 A5
5.342%, 12/15/43	175,000	109,182
		2,594,123
Total Asset-Backed and Mortgage-Backed Securities		2,968,277
Corporate Bonds (20.3%)
Consumer Discretionary (1.0%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
8.500%, 1/18/31	$30,000	26,827
Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
6.300%, 3/1/38	25,000	25,743
Yum! Brands, Inc.
6.875%, 11/15/37	45,000	37,309
		63,052
Media (0.6%)
CBS Corp.
4.625%, 5/15/18	45,000	29,245
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	74,860
Comcast Corp.
5.900%, 3/15/16	60,000	57,958
COX Communications, Inc.
5.450%, 12/15/14	45,000	40,475
News America, Inc.
6.200%, 12/15/34	35,000	25,178
Time Warner Cable, Inc.
6.550%, 5/1/37	95,000	79,952
Time Warner, Inc.
7.700%, 5/1/32	35,000	31,473
Walt Disney Co.
6.375%, 3/1/12	60,000	64,846
		403,987
Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
6.700%, 7/15/34	30,000	16,571
Target Corp.
6.350%, 11/1/32	25,000	23,376
		39,947
Specialty Retail (0.2%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	55,315
5.250%, 12/16/13	35,000	34,102

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Lowe’s Cos., Inc.
5.400%, 10/15/16	$20,000	$20,090
		109,507
Total Consumer Discretionary		643,320
Consumer Staples (1.5%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	22,604
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	36,187
Diageo Capital plc
5.750%, 10/23/17	130,000	132,522

		191,313
Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	60,000	63,259
Kroger Co.
4.950%, 1/15/15	90,000	87,991
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	40,443
6.500%, 8/15/37	60,000	62,384
		254,077
Food Products (0.5%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	30,175
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	63,450
Kellogg Co. Series B
7.450%, 4/1/31	25,000	29,498
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	62,463
5.250%, 10/1/13	115,000	119,517
		305,103
Household Products (0.2%)
Clorox Co.
5.950%, 10/15/17	50,000	49,375
Procter & Gamble Co.
4.950%, 8/15/14	25,000	26,999
5.550%, 3/5/37	35,000	35,649
		112,023
Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	75,000	81,637
Total Consumer Staples		944,153
Energy (1.4%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	60,000	50,774
Oil, Gas & Consumable Fuels (1.3%)
Apache Corp.
6.000%, 1/15/37	50,000	48,229
Conoco, Inc.
6.950%, 4/15/29	40,000	39,827
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	61,308
Energy Transfer Partners LP
6.700%, 7/1/18	115,000	104,090
Enterprise Products Operating LLC Series B
5.600%, 10/15/14	55,000	50,857
Kerr-McGee Corp.
6.950%, 7/1/24	$85,000	$65,132
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	61,402
6.000%, 2/1/17	35,000	32,871
Marathon Oil Corp.
6.125%, 3/15/12	100,000	101,059
Shell International Finance B.V.
4.000%, 3/21/14	100,000	101,403
StatoilHydro ASA
7.750%, 6/15/23	25,000	27,693
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	21,573
Trans-Canada Pipelines Ltd.
5.600%, 3/31/34	25,000	19,510
Valero Energy Corp.
6.625%, 6/15/37	45,000	31,810
XTO Energy, Inc.
6.375%, 6/15/38	80,000	71,276
		838,040
Total Energy		888,814
Financials (8.7%)
Capital Markets (1.7%)
Bear Stearns Cos., Inc.
5.550%, 1/22/17	40,000	33,632
7.250%, 2/1/18	70,000	72,290
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	101,429
Goldman Sachs Capital I
6.345%, 2/15/34	25,000	14,759
Goldman Sachs Group, Inc.
1.700%, 3/15/11	100,000	100,356
3.250%, 6/15/12	100,000	104,378
5.250%, 10/15/13	75,000	70,035
5.350%, 1/15/16	55,000	48,745
5.950%, 1/18/18	50,000	45,392
6.125%, 2/15/33	40,000	33,313
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	63,988
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	130,000	99,988
Morgan Stanley
5.250%, 11/2/12	320,000	300,324
7.250%, 4/1/32	25,000	22,278
		1,110,907
Commercial Banks (2.0%)
Abbey National plc
7.950%, 10/26/29	40,000	34,694
BB&T Corp.
5.200%, 12/23/15	35,000	31,382
Credit Suisse/New York
6.000%, 2/15/18	70,000	61,054
HSBC Holdings plc
5.250%, 12/12/12	40,000	39,349
6.500%, 9/15/37	100,000	81,835
Korea Development Bank
5.300%, 1/17/13	100,000	92,760
5.750%, 9/10/13	70,000	65,250
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	125,000	129,296
3.250%, 3/15/13	190,000	193,403
4.125%, 10/15/14	15,000	15,846
4.875%, 1/17/17	40,000	43,052

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	$100,000	$97,092
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	100,000	107,938
PNC Funding Corp.
5.625%, 2/1/17	45,000	41,433
Wachovia Corp.
5.250%, 8/1/14	55,000	45,667
5.750%, 6/15/17	110,000	98,164
Wells Fargo & Co.
5.125%, 9/15/16	55,000	45,300
Zions Bancorp
5.500%, 11/16/15	135,000	87,847

		1,311,362
Consumer Finance (0.7%)
American Express Co.
5.500%, 9/12/16	30,000	24,616
7.000%, 3/19/18	115,000	101,446
American General Finance Corp.
4.625%, 9/1/10	90,000	41,480
HSBC Finance Corp.
4.750%, 7/15/13	105,000	77,399
SLM Corp.
4.500%, 7/26/10	80,000	60,000
5.375%, 1/15/13	210,000	115,231
		420,172
Diversified Financial Services (3.5%)
Bank of America Corp.
2.100%, 4/30/12	150,000	150,305
5.625%, 10/14/16	105,000	89,074
6.000%, 9/1/17	60,000	51,070
5.650%, 5/1/18	100,000	83,427
Caterpillar Financial Services Corp.
6.125%, 2/17/14	50,000	48,556
7.150%, 2/15/19	50,000	45,732
CIT Group, Inc.
5.000%, 2/1/15	75,000	45,664
Citigroup, Inc.
6.000%, 2/21/12	135,000	123,217
2.125%, 4/30/12	100,000	100,337
5.000%, 9/15/14	65,000	43,089
6.125%, 11/21/17	185,000	160,396
5.850%, 12/11/34	35,000	26,690
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	74,236
General Electric Capital Corp.
3.000%, 12/9/11	100,000	102,964
5.450%, 1/15/13	110,000	105,931
5.400%, 2/15/17	110,000	96,275
5.625%, 9/15/17	50,000	43,823
6.750%, 3/15/32	15,000	12,163
5.875%, 1/14/38	95,000	67,857
Goldman Sachs Capital II
5.793%, 12/31/49(l)	135,000	56,206
John Deere Capital Corp.
5.400%, 4/7/10	100,000	101,640
5.250%, 10/1/12	50,000	50,487
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	101,939
3.125%, 12/1/11	125,000	129,510
6.625%, 3/15/12	55,000	53,721
5.750%, 1/2/13	100,000	95,510
5.250%, 5/1/15	170,000	152,259
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	$25,000	$23,109
		2,235,187
Insurance (0.4%)
Allstate Corp.
5.950%, 4/1/36	35,000	25,467
American International Group, Inc.
5.375%, 10/18/11	25,000	13,001
5.450%, 5/18/17	75,000	29,668
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	30,292
Lincoln National Corp.
6.300%, 10/9/37	100,000	42,874
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	23,226
MetLife, Inc.
5.700%, 6/15/35	40,000	27,633
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	41,182
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	38,880
		272,223
Real Estate Investment Trusts (REITs) (0.4%)
HCP, Inc.
5.950%, 9/15/11	265,000	227,079
ProLogis
5.625%, 11/15/16	55,000	27,489
Simon Property Group LP
5.750%, 12/1/15	35,000	27,022
		281,590
Total Financials		5,631,441
Health Care (1.3%)
Health Care Providers & Services (0.3%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	41,009
CIGNA Corp.
5.375%, 3/15/17	25,000	21,195
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	76,861
5.800%, 3/15/36	25,000	19,358
WellPoint, Inc.
5.000%, 12/15/14	40,000	38,598
		197,021
Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	55,000	58,985
AstraZeneca plc
6.450%, 9/15/37	30,000	31,118
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	127,133
Eli Lilly & Co.
5.200%, 3/15/17	35,000	36,119
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	120,000	123,085
Johnson & Johnson
5.950%, 8/15/37	20,000	21,135
Pfizer, Inc.
6.200%, 3/15/19	75,000	79,929
Schering-Plough Corp.
6.550%, 9/15/37	25,000	25,421
Wyeth
5.500%, 2/1/14	70,000	73,529

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.950%, 4/1/37	$55,000	$51,795

		628,249
Total Health Care		825,270

Industrials (1.2%)
Aerospace & Defense (0.7%)
Boeing Co.
5.125%, 2/15/13	35,000	36,040
Honeywell International, Inc.
5.400%, 3/15/16	110,000	113,189
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	31,157
Raytheon Co.
5.375%, 4/1/13	90,000	94,425
United Technologies Corp.
7.125%, 11/15/10	100,000	107,204
6.125%, 2/1/19	50,000	53,826

		435,841
Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
6.200%, 1/15/38	40,000	40,699
Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	35,000	24,679
Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	25,003
Philips Electronics N.V.
6.875%, 3/11/38	50,000	48,503
		73,506
Road & Rail (0.3%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	73,823
Canadian National Railway Co.
6.200%, 6/1/36	25,000	25,030
CSX Corp.
6.300%, 3/15/12	100,000	98,643
Norfolk Southern Corp.
7.050%, 5/1/37	25,000	25,873
		223,369
Total Industrials		798,094
Information Technology (0.6%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	79,360
Motorola, Inc.
6.000%, 11/15/17	55,000	42,653
		122,013
Computers & Peripherals (0.0%)
International Business Machines Corp.
5.875%, 11/29/32	25,000	24,298
IT Services (0.1%)
Electronic Data Systems Corp. Series B
6.000%, 8/1/13	40,000	42,365
Office Electronics (0.2%)
Xerox Corp.
6.350%, 5/15/18	125,000	93,125
Software (0.1%)
Oracle Corp.
6.500%, 4/15/38	$65,000	$64,830

Total Information Technology		346,631
Materials (0.6%)
Chemicals (0.0%)
Dow Chemical Co.
7.375%, 11/1/29	25,000	16,117
Metals & Mining (0.6%)
Alcoa, Inc.
6.000%, 1/15/12	220,000	191,762
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	40,000	39,049
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	40,000	26,834
Vale Overseas Ltd.
6.250%, 1/23/17	80,000	78,848
6.875%, 11/21/36	35,000	30,224
		366,717
Paper & Forest Products (0.0%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	26,729
Total Materials		409,563
Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.7%)
AT&T Corp.
8.000%, 11/15/31	40,000	43,447
AT&T, Inc.
5.100%, 9/15/14	60,000	60,202
6.300%, 1/15/38	70,000	61,468
BellSouth Corp.
6.000%, 11/15/34	25,000	22,393
British Telecommunications plc
9.125%, 12/15/30	25,000	22,723
Embarq Corp.
7.082%, 6/1/16	25,000	22,500
France Telecom S.A.
8.500%, 3/1/31	25,000	31,520
Telecom Italia Capital S.A.
5.250%, 11/15/13	215,000	193,078
Telefonica Europe B.V.
7.750%, 9/15/10	390,000	407,262
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	79,236
7.375%, 9/1/12	55,000	59,444
5.850%, 9/15/35	25,000	21,240
6.400%, 2/15/38	110,000	99,721
		1,124,234
Wireless Telecommunication Services (0.2%)
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	38,383
Vodafone Group plc
4.625%, 7/15/18	80,000	73,394
		111,777
Total Telecommunication Services		1,236,011
Utilities (2.1%)
Electric Utilities (1.5%)
Alabama Power Co. Series Q
5.500%, 10/15/17	35,000	35,749

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Appalachian Power Co.
7.000%, 4/1/38	$90,000	$79,270
Consolidated Edison Co. of New York, Inc. Series B
7.500%, 9/1/10	50,000	52,936
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	49,943
Exelon Corp.
4.900%, 6/15/15	35,000	29,718
Florida Power & Light Co.
5.650%, 2/1/37	15,000	14,609
Florida Power Corp.
4.800%, 3/1/13	55,000	56,221
Hydro-Quebec Series JL
6.300%, 5/11/11	100,000	107,513
Midamerican Energy Holding Co. Series D
5.000%, 2/15/14	170,000	170,150
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	37,301
Pacific Gas & Electric Co.
6.050%, 3/1/34	85,000	83,176
PacifiCorp
5.750%, 4/1/37	30,000	28,330
Progress Energy, Inc.
6.850%, 4/15/12	120,000	124,517
Southern California Edison Co. Series 08-A
5.950%, 2/1/38	55,000	54,471
Virginia Electric & Power Co. Series B
6.000%, 1/15/36	55,000	53,079

		976,983
Gas Utilities (0.1%)
Oneok, Inc.
6.000%, 6/15/35	25,000	17,088
Spectra Energy Capital LLC
8.000%, 10/1/19	45,000	45,252
		62,340
Independent Power Producers & Energy Traders (0.4%)
Tennessee Valley Authority
5.880%, 4/1/36	35,000	39,507
Series A
6.790%, 5/23/12	190,000	216,397
		255,904
Multi-Utilities (0.1%)
Dominion Resources, Inc. Series A
5.600%, 11/15/16	80,000	76,946
Total Utilities		1,372,173
Total Corporate Bonds		13,095,470
Government Securities (73.5%)
Foreign Governments (1.8%)
Federative Republic of Brazil
8.875%, 4/15/24	$115,000	132,537
7.125%, 1/20/37	50,000	50,125
Province of Manitoba
4.900%, 12/6/16	150,000	153,790
Province of Ontario
5.125%, 7/17/12	75,000	80,127
Province of Quebec
5.125%, 11/14/16	$20,000	$20,675
7.125%, 2/9/24	100,000	119,506
7.500%, 9/15/29	70,000	90,227
Republic of Italy
5.625%, 6/15/12	50,000	53,066
4.500%, 1/21/15	95,000	95,254
6.875%, 9/27/23	40,000	45,615
5.375%, 6/15/33	25,000	23,471
Republic of Korea
4.875%, 9/22/14	45,000	44,147
Republic of South Africa
5.875%, 5/30/22	105,000	93,975
State of Israel
5.125%, 3/26/19	75,000	74,476
United Mexican States
5.625%, 1/15/17	74,000	72,372
6.050%, 1/11/40	50,000	42,750
		1,192,113
Supranational (0.9%)
European Investment Bank
2.625%, 5/16/11	385,000	392,314
4.875%, 2/16/16	75,000	81,551
4.875%, 1/17/17	55,000	57,942
International Bank for Reconstruction & Development
4.750%, 2/15/35	40,000	39,419
		571,226
U.S. Government Agencies (45.8%)
Federal Farm Credit Bank
4.875%, 2/18/11	105,000	111,705
4.875%, 1/17/17	60,000	65,335
Federal Home Loan Bank
4.375%, 9/17/10	115,000	120,284
4.625%, 2/18/11	160,000	169,532
5.375%, 8/19/11	35,000	37,890
5.750%, 5/15/12	100,000	111,834
4.500%, 9/16/13	120,000	130,485
5.375%, 5/18/16	100,000	113,545
4.750%, 12/16/16	25,000	27,186
4.875%, 5/17/17	200,000	217,043
5.500%, 7/15/36	70,000	79,935
Federal Home Loan Mortgage Corp.
5.125%, 4/18/11	290,000	310,870
1.625%, 4/26/11	550,000	551,624
5.750%, 1/15/12	75,000	83,200
5.125%, 7/15/12	75,000	82,626
2.500%, 4/8/13	250,000	250,177
4.500%, 7/15/13	170,000	185,374
4.500%, 1/15/14	170,000	185,891
5.250%, 4/18/16	130,000	147,104
5.125%, 11/17/17	100,000	111,566
3.750%, 3/27/19	25,000	25,336
4.000%, 12/1/20	172,068	175,176
5.500%, 3/1/21	220,789	230,499
4.500%, 6/1/21	140,704	144,951
5.000%, 7/1/21	248,169	257,884
4.500%, 8/1/21	245,914	253,773
6.000%, 9/1/21	58,345	61,175
5.000%, 6/1/23	369,707	383,755
5.000%, 8/1/26	123,653	128,038
5.500%, 8/1/26	91,056	94,919
6.250%, 7/15/32	65,000	82,596
4.636%, 2/1/34(l)	164,544	165,757
4.116%, 2/1/35(l)	203,401	203,137

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.684%, 8/1/35(l)	$102,571	$103,499
5.000%, 3/1/36	830,572	857,866
6.000%, 3/1/36	347,767	364,140
4.500%, 5/1/36	134,531	137,497
5.000%, 8/1/36	88,977	91,900
6.500%, 8/1/36	250,457	264,355
5.500%, 9/1/36	1,046,053	1,086,638
6.000%, 9/1/36	450,871	471,958
6.500%, 12/1/36	98,302	103,756
5.500%, 4/1/37	461,845	479,738
6.000%, 4/1/37	45,917	48,057
6.000%, 8/1/37	198,359	207,605
5.500%, 9/1/37	117,611	122,168
6.500%, 1/1/38	303,297	320,109
6.000%, 2/1/38	471,096	493,055
5.000%, 3/1/38	238,944	246,708
6.000%, 3/1/38	142,203	148,823
5.000%, 5/1/38	859,719	887,653
5.500%, 5/1/38	630,548	654,977
5.500%, 6/1/38	184,046	191,176
Federal National Mortgage Association
5.125%, 4/15/11	365,000	390,856
6.000%, 5/15/11	185,000	202,887
4.875%, 5/18/12	250,000	272,410
4.375%, 3/15/13	115,000	124,645
5.125%, 1/2/14	90,000	93,016
2.750%, 3/13/14	150,000	151,791
5.250%, 9/15/16	215,000	241,440
5.000%, 2/13/17	135,000	147,748
4.500%, 8/1/20	242,552	250,606
4.000%, 9/1/20	105,910	107,956
5.500%, 1/1/21	136,017	142,212
5.000%, 6/1/21	274,858	286,047
5.500%, 6/1/21	83,867	87,581
6.000%, 8/1/21	144,049	150,971
6.000%, 10/1/21	78,635	82,414
5.000%, 3/1/23	364,053	377,999
4.500%, 6/1/23	474,644	489,267
5.500%, 4/1/26	84,707	88,301
5.000%, 5/1/26	110,640	114,726
6.625%, 11/15/30	100,000	131,226
4.302%, 6/1/34(l)	69,428	70,622
4.329%, 1/1/35(l)	145,184	146,407
4.865%, 9/1/35(l)	306,405	313,038
4.500%, 10/1/35	144,161	147,524
5.000%, 11/1/35	98,440	101,801
6.500%, 1/1/36	381,294	402,142
5.000%, 6/1/36	1,268,922	1,311,054
6.097%, 6/1/36(l)	158,297	163,644
5.500%, 7/1/36	1,488,108	1,546,354
6.000%, 7/1/36	796,402	833,275
7.000%, 7/1/36	56,735	60,498
6.000%, 9/1/36	66,585	69,668
6.000%, 4/1/37	169,984	177,738
6.500%, 8/1/37	225,756	238,087
6.000%, 9/1/37	228,698	239,130
6.500%, 10/1/37	461,283	486,505
5.500%, 11/1/37	762,438	792,118
5.500%, 12/1/37	1,183,815	1,229,899
6.000%, 1/1/38	204,122	213,434
5.500%, 2/1/38	180,826	187,865
5.000%, 3/1/38	322,729	333,376
6.000%, 3/1/38	517,073	540,661
5.000%, 5/1/38	679,270	701,679
5.500%, 7/1/38	320,763	333,250
Government National Mortgage Association
5.000%, 8/15/21	$54,702	$57,562
4.500%, 8/15/33	43,200	44,307
5.500%, 4/15/35	316,007	329,818
6.000%, 5/15/36	159,335	166,846
5.000%, 6/15/36	237,207	246,559
6.500%, 8/15/36	102,608	107,827
6.500%, 2/15/37	180,755	189,891
5.500%, 5/15/37	331,324	345,338
5.500%, 7/15/37	118,906	123,935
5.000%, 2/15/38	128,551	133,559
6.000%, 2/15/38	521,032	545,105
5.500%, 6/15/38	91,974	95,850

		29,542,345
U.S. Treasuries (25.0%)
U.S. Treasury Bonds
7.500%, 11/15/16	125,000	167,822
8.875%, 2/15/19	200,000	301,750
8.125%, 8/15/19	195,000	282,750
8.750%, 8/15/20	175,000	266,984
8.000%, 11/15/21	220,000	325,531
7.125%, 2/15/23	85,000	119,531
6.250%, 8/15/23	165,000	217,078
5.250%, 2/15/29	245,000	301,694
6.125%, 8/15/29	50,000	68,063
6.250%, 5/15/30	250,000	346,953
5.375%, 2/15/31	225,000	283,676
4.750%, 2/15/37	100,000	119,813
4.375%, 2/15/38	150,000	170,391
3.500%, 2/15/39	125,000	123,516
U.S. Treasury Notes
2.125%, 4/30/10	400,000	406,641
2.750%, 7/31/10	440,000	452,426
5.750%, 8/15/10	605,000	648,035
1.250%, 11/30/10	800,000	806,472
0.875%, 12/31/10	400,000	400,734
5.000%, 2/15/11	820,000	885,472
4.875%, 4/30/11	300,000	325,102
4.500%, 9/30/11	1,390,000	1,511,191
1.125%, 12/15/11	100,000	100,258
4.375%, 8/15/12	690,000	762,881
3.625%, 12/31/12	975,000	1,056,732
3.625%, 5/15/13	315,000	342,883
4.250%, 8/15/13	715,000	801,135
4.250%, 11/15/13	800,000	897,125
1.500%, 12/31/13	150,000	149,625
4.000%, 2/15/14	465,000	517,349
1.875%, 2/28/14	350,000	353,829
1.750%, 3/31/14	125,000	125,430
4.000%, 2/15/15	250,000	279,649
4.625%, 2/15/17	200,000	232,375
4.750%, 8/15/17	285,000	333,361
4.250%, 11/15/17	360,000	408,375
3.500%, 2/15/18	425,000	456,078
3.875%, 5/15/18	380,000	419,188
3.750%, 11/15/18	200,000	218,016
2.750%, 2/15/19	125,000	125,684
		16,111,598
Total Government Securities		47,417,282
Total Long-Term Debt Securities (98.4%) (Cost $63,545,759)		63,481,029

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09 (Amortized Cost $1,714,535)	$1,714,535	$1,714,535

Total Investments (101.0%) (Cost/Amortized Cost $65,260,294)		$65,195,564
Other Assets Less Liabilities (-1.0%)		(667,824)

Net Assets (100%)		$64,527,740

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

Glossary:

CMO — Collateralized Mortgage Obligation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Investments in Securities	$—	$65,195,564	$—	$65,195,564
Other Investments*	—	—	—	—

Total	$—	$65,195,564	$—	$65,195,564

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,318,941
Long-term U.S. Treasury securities	2,467,055

$4,785,996

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,225,440
Long-term U.S. Treasury securities	1,611,155

$4,836,595

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,235,197
Aggregate gross unrealized depreciation	(2,305,178)

Net unrealized depreciation	$(69,981)

Federal income tax cost of investments	$65,265,545

The Portfolio has a net capital loss carryforward of $959,420, which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.0%)
Automobiles (0.3%)
Daimler AG^	64,700	$1,652,438

Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	141,000	7,694,370
Wyndham Worldwide Corp.	254,400	1,068,480
		8,762,850
Leisure Equipment & Products (0.9%)
Hasbro, Inc.	68,600	1,719,802
Polaris Industries, Inc.^	148,800	3,190,272
		4,910,074
Media (2.3%)
Cablevision Systems Corp. - New York Group, Class A	48,000	621,120
CBS Corp., Class B	501,200	1,924,608
Shaw Communications, Inc., Class B	297,300	4,504,095
Time Warner Cable, Inc.	36,200	897,766
Time Warner, Inc.	144,167	2,782,414
Walt Disney Co.	121,600	2,208,256
		12,938,259
Specialty Retail (2.3%)
Foot Locker, Inc.	329,300	3,451,064
Home Depot, Inc.	280,900	6,618,004
Limited Brands, Inc.	343,100	2,984,970
		13,054,038
Textiles, Apparel & Luxury Goods (0.6%)
VF Corp.	63,700	3,637,907
Total Consumer Discretionary		44,955,566
Consumer Staples (8.8%)
Beverages (1.1%)
PepsiAmericas, Inc.	348,900	6,018,525
Food & Staples Retailing (0.6%)
SUPERVALU, Inc.	248,500	3,548,580
Food Products (3.3%)
ConAgra Foods, Inc.	342,700	5,781,349
Corn Products International, Inc.	262,720	5,569,664
Del Monte Foods Co.	223,000	1,625,670
Hershey Co.	158,300	5,500,925
		18,477,608
Household Products (3.4%)
Clorox Co.	163,100	8,396,388
Procter & Gamble Co.	220,400	10,378,636
		18,775,024
Tobacco (0.4%)
Reynolds American, Inc.	64,600	2,315,264
Total Consumer Staples		49,135,001
Energy (18.6%)
Oil, Gas & Consumable Fuels (18.6%)
Chevron Corp.	579,100	38,938,684
ConocoPhillips	264,000	10,338,240
ENI S.p.A. (ADR)	100,000	3,832,000
Exxon Mobil Corp.	276,400	18,822,840
Marathon Oil Corp.	242,300	6,370,067
Royal Dutch Shell plc (ADR), Class A	154,600	6,848,780
Sasol Ltd. (ADR)	243,600	$7,052,220
Sunoco, Inc.	143,200	3,791,936
Tesoro Corp.	309,400	4,167,618
Tsakos Energy Navigation Ltd.	95,500	1,345,595
Valero Energy Corp.	152,600	2,731,540
Total Energy		104,239,520
Financials (18.5%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	142,500	2,919,825
Raymond James Financial, Inc.^	86,000	1,694,200
State Street Corp.	220,000	6,771,600
		11,385,625
Commercial Banks (3.3%)
First Horizon National Corp.	239,965	2,577,219
Huntington Bancshares, Inc./Ohio^	490,500	814,230
Marshall & Ilsley Corp.	319,400	1,798,222
National Penn Bancshares, Inc.	390,500	3,241,150
PNC Financial Services Group, Inc.	55,000	1,610,950
Regions Financial Corp.	248,800	1,059,888
Wells Fargo & Co.	512,200	7,293,728
		18,395,387
Diversified Financial Services (4.6%)
Bank of America Corp.	948,060	6,465,770
Citigroup, Inc.^	415,500	1,051,215
JPMorgan Chase & Co.	514,300	13,670,094
NYSE Euronext, Inc.	239,700	4,290,630
		25,477,709
Insurance (5.9%)
Axis Capital Holdings Ltd.	255,800	5,765,732
Chubb Corp.	76,600	3,241,712
Endurance Specialty Holdings Ltd.	246,700	6,152,698
Hartford Financial Services Group, Inc.	77,400	607,590
PartnerReinsurance Ltd.	87,100	5,406,297
Principal Financial Group, Inc.	308,000	2,519,440
Protective Life Corp.	184,000	966,000
Travelers Cos., Inc.	167,600	6,811,264
XL Capital Ltd., Class A	263,300	1,437,618
		32,908,351
Real Estate Investment Trusts (REITs) (2.2%)

Annaly Capital Management, Inc. (REIT)	548,600	7,609,082
Digital Realty Trust, Inc. (REIT)	80,900	2,684,262
HCP, Inc. (REIT)	128,300	2,290,155
		12,583,499
Real Estate Management & Development (0.5%)
Brookfield Asset Management, Inc., Class A	222,000	3,059,160
Total Financials		103,809,731
Health Care (14.7%)
Biotechnology (0.9%)
Amgen, Inc.*	107,300	5,313,496
Health Care Equipment & Supplies (0.7%)
Covidien Ltd.	114,600	3,809,304
Health Care Providers & Services (0.9%)
Owens & Minor, Inc.	156,200	5,174,906

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (12.2%)
Bristol-Myers Squibb Co.	150,700	$3,303,344
Eli Lilly & Co.	223,060	7,452,435
Johnson & Johnson	266,520	14,018,952
Merck & Co., Inc.	178,500	4,774,875
Novartis AG (ADR)	112,200	4,244,526
Pfizer, Inc.	1,664,500	22,670,490
Sanofi-Aventis S.A. (ADR)	214,000	5,977,020
Wyeth	131,880	5,676,115

		68,117,757

Total Health Care		82,415,463

Industrials (8.6%)
Aerospace & Defense (2.0%)
Honeywell International, Inc.	46,000	1,281,560
Northrop Grumman Corp.	199,000	8,684,360
United Technologies Corp.	31,800	1,366,764
		11,332,684
Commercial Services & Supplies (1.1%)
Cintas Corp.	146,700	3,626,424
Waste Management, Inc.	107,100	2,741,760
		6,368,184
Industrial Conglomerates (2.9%)
General Electric Co.	1,602,200	16,198,242
Machinery (1.5%)
Caterpillar, Inc.	55,300	1,546,188
Ingersoll-Rand Co., Ltd., Class A	191,300	2,639,940
Timken Co.	285,600	3,986,976
		8,173,104
Road & Rail (0.7%)
Norfolk Southern Corp.	112,200	3,786,750
Trading Companies & Distributors (0.4%)
GATX Corp.	111,600	2,257,668
Total Industrials		48,116,632
Information Technology (3.4%)
Computers & Peripherals (1.5%)
International Business Machines Corp.	63,300	6,133,137
Seagate Technology	322,700	1,939,427
		8,072,564
Electronic Equipment, Instruments & Components (0.5%)
Jabil Circuit, Inc.	141,100	784,516
Tyco Electronics Ltd.	192,200	2,121,888
		2,906,404
Office Electronics (0.2%)
Xerox Corp.	260,000	1,183,000
Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	347,800	5,234,390
Siliconware Precision Industries Co. (ADR)^	249,679	1,448,138
		6,682,528
Total Information Technology		18,844,496
Materials (3.4%)
Chemicals (2.5%)
E.I. du Pont de Nemours & Co.	144,200	3,219,986
Olin Corp.	294,200	4,198,234
RPM International, Inc.	220,400	2,805,692
Sensient Technologies Corp.	73,200	1,720,200
Valspar Corp.	91,700	$1,831,249
		13,775,361
Containers & Packaging (0.5%)
Sonoco Products Co.	74,540	1,563,849
Temple-Inland, Inc.^	234,100	1,257,117
		2,820,966
Metals & Mining (0.4%)
United States Steel Corp.	119,200	2,518,696
Total Materials		19,115,023
Telecommunication Services (7.5%)
Diversified Telecommunication Services (7.2%)
AT&T, Inc.	767,300	19,335,960
CenturyTel, Inc.^	181,700	5,109,404
Frontier Communications Corp.	425,300	3,053,654
Verizon Communications, Inc.	436,800	13,191,360
		40,690,378
Wireless Telecommunication Services (0.3%)
Partner Communications Co., Ltd. (ADR)^	100,000	1,512,000
Total Telecommunication Services		42,202,378
Utilities (7.1%)
Electric Utilities (2.9%)
American Electric Power Co., Inc.	92,800	2,344,128
Duke Energy Corp.	200,800	2,875,456
Hawaiian Electric Industries, Inc.	105,300	1,446,822
Northeast Utilities	150,200	3,242,818
Pinnacle West Capital Corp.	131,700	3,497,952
Southern Co.	91,100	2,789,482

		16,196,658
Multi-Utilities (3.0%)
CenterPoint Energy, Inc.	215,800	2,250,794
NSTAR	134,200	4,278,296
PG&E Corp.	150,200	5,740,644
SCANA Corp.	139,700	4,315,333
		16,585,067
Water Utilities (1.2%)
American Water Works Co., Inc.	138,200	2,658,968
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	201,500	4,302,025
		6,960,993
Total Utilities		39,742,718
Total Common Stocks (98.6%) (Cost $671,288,350)		552,576,528

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.5%)
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	$1,000,000	982,199
General Electric Capital Corp.
0.40%, 3/12/10 (l)	3,000,000	2,835,716
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	4,823,058	4,823,058
Total Short-Term Investments of Cash Collateral for Securities Loaned		8,640,973

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (1.1%)
JPMorgan Chase Nassau
0.004%, 4/1/09	$5,953,779	$5,953,779

Total Short-Term Investments (2.6%) (Cost/Amortized Cost $14,776,836)		14,594,752

Total Investments (101.2%) (Cost/Amortized Cost $686,065,186)		567,171,280
Other Assets Less Liabilities (-1.2%)		(6,909,260)

Net Assets (100%)		$560,262,020

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$552,576,528	$14,594,752	$—	$567,171,280
Other Investments*	—	—	—	—

Total	$552,576,528	$14,594,752	$—	$567,171,280

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$171,634,420
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$108,921,569

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,310,787
Aggregate gross unrealized depreciation	(143,574,580)

Net unrealized depreciation	$(141,263,793)

Federal income tax cost of investments	$708,435,073

At March 31, 2009, the Portfolio had loaned securities with a total value of $8,829,388. This was secured by collateral of $8,823,057 which was received as cash and subsequently invested in short-term investments currently valued at $8,640,973, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $26,269,688, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Internet & Catalog Retail (1.6%)
Amazon.com, Inc.*	11,600	$851,904

Media (2.5%)
DIRECTV Group, Inc.*	26,400	601,656
Time Warner Cable, Inc.	7,140	177,062
Time Warner, Inc.	28,433	548,763

		1,327,481

Specialty Retail (2.7%)
Home Depot, Inc.	40,700	958,892
Lowe’s Cos., Inc.	25,200	459,900

		1,418,792

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	11,500	539,235

Total Consumer Discretionary		4,137,412

Consumer Staples (1.7%)
Food Products (1.7%)
Campbell Soup Co.	15,700	429,552
General Mills, Inc.	9,800	488,824

Total Consumer Staples		918,376

Energy (6.2%)
Energy Equipment & Services (4.0%)
Cameron International Corp.*	21,000	460,530
FMC Technologies, Inc.*	17,300	542,701
Noble Corp.	31,600	761,244
Smith International, Inc.	17,500	375,900

		2,140,375

Oil, Gas & Consumable Fuels (2.2%)
Chesapeake Energy Corp.	21,700	370,202
Plains Exploration & Production Co.*	15,100	260,173
Southwestern Energy Co.*	17,500	519,575

		1,149,950

Total Energy		3,290,325

Financials (5.5%)
Capital Markets (2.7%)
Charles Schwab Corp.	46,000	713,000
State Street Corp.	23,600	726,408

		1,439,408

Commercial Banks (1.3%)
BB&T Corp.	18,700	316,404
M&T Bank Corp.	7,500	339,300

		655,704

Insurance (0.4%)
Aflac, Inc.	11,700	226,512

Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	49,900	583,331

Total Financials		2,904,955

Health Care (24.9%)
Biotechnology (9.2%)
Amgen, Inc.*	26,500	1,312,280
Biogen Idec, Inc.*	27,900	1,462,518
Genzyme Corp.*	12,800	760,192
Gilead Sciences, Inc.*	28,700	$1,329,384

		4,864,374

Health Care Equipment & Supplies (4.7%)
St. Jude Medical, Inc.*	38,600	1,402,338
Stryker Corp.	31,000	1,055,240

		2,457,578

Health Care Providers & Services (1.4%)
Express Scripts, Inc.*	16,200	747,954

Pharmaceuticals (9.6%)
Bristol-Myers Squibb Co.	85,500	1,874,160
Forest Laboratories, Inc.*	35,400	777,384
Johnson & Johnson	22,600	1,188,760
Pfizer, Inc.	90,650	1,234,653

		5,074,957

Total Health Care		13,144,863

Industrials (7.1%)
Air Freight & Logistics (1.8%)
C.H. Robinson Worldwide, Inc.	10,600	483,466
Expeditors International of Washington, Inc.	16,300	461,127

		944,593

Commercial Services & Supplies (1.0%)
Pitney Bowes, Inc.	24,000	560,400

Electrical Equipment (0.5%)
First Solar, Inc.*	2,000	265,400

Machinery (1.7%)
AGCO Corp.*	14,600	286,160
Bucyrus International, Inc.	14,600	221,628
Flowserve Corp.	6,600	370,392

		878,180

Trading Companies & Distributors (2.1%)
Fastenal Co.	16,400	527,342
W.W. Grainger, Inc.	8,300	582,494

		1,109,836

Total Industrials		3,758,409

Information Technology (32.9%)
Communications Equipment (4.9%)
Cisco Systems, Inc.*	64,185	1,076,383
QUALCOMM, Inc.	15,600	606,996
Research In Motion Ltd.*	7,300	314,411
Telefonaktiebolaget LM Ericsson (ADR)	70,800	572,772

		2,570,562

Computers & Peripherals (8.8%)
Apple, Inc.*	7,700	809,424
EMC Corp.*	73,600	839,040
Hewlett-Packard Co.	32,200	1,032,332
International Business Machines Corp.	20,498	1,986,051

		4,666,847

Electronic Equipment, Instruments & Components (3.6%)
Amphenol Corp., Class A	17,800	507,122
Dolby Laboratories, Inc., Class A*	17,400	593,514
FLIR Systems, Inc.*	18,700	382,976
Mettler-Toledo International, Inc.*	8,500	436,305

		1,919,917

Internet Software & Services (4.0%)
eBay, Inc.*	65,900	827,704

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	3,700	$1,287,822

		2,115,526

IT Services (2.3%)
Infosys Technologies Ltd. (ADR)	21,900	583,197
Mastercard, Inc., Class A	3,600	602,928

		1,186,125

Semiconductors & Semiconductor Equipment (3.4%)
Altera Corp.	53,900	945,945
Intel Corp.	38,500	579,425
STMicroelectronics N.V. (N.Y. Shares)	54,500	270,320

		1,795,690

Software (5.9%)
Intuit, Inc.*	39,700	1,071,900
Microsoft Corp.	65,300	1,199,561
Symantec Corp.*	57,100	853,074

		3,124,535

Total Information Technology		17,379,202

Materials (4.1%)
Chemicals (4.1%)
Ecolab, Inc.	15,000	520,950
Potash Corp. of Saskatchewan, Inc.	8,600	694,966
Praxair, Inc.	13,900	935,331

Total Materials		2,151,247

Telecommunication Services (2.8%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	24,800	624,960

Wireless Telecommunication Services (1.6%)
American Tower Corp., Class A*	17,300	526,439
NTT DoCoMo, Inc. (ADR)	25,400	346,710

		873,149

Total Telecommunication Services		1,498,109

Utilities (2.8%)
Gas Utilities (1.8%)
EQT Corp.	16,800	526,344
Questar Corp.	15,000	441,450

		967,794

Multi-Utilities (1.0%)
Consolidated Edison, Inc.	13,100	518,891

Total Utilities		1,486,685
Total Common Stocks (95.8%) (Cost $69,285,749)		50,669,583

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.7%)
JPMorgan Chase Nassau
0.004%, 4/1/09 (Amortized Cost $3,008,311)	$3,008,311	3,008,311

Total Investments (101.5%) (Cost/Amortized Cost $72,294,060)		53,677,894
Other Assets Less Liabilities (-1.5%)		(783,343)

Net Assets (100%)		$52,894,551

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$50,669,583	$3,008,311	$—	$53,677,894
Other Investments*	—	—	—	—

Total	$50,669,583	$3,008,311	$—	$53,677,894

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,062,465
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,243,984

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,532,172
Aggregate gross unrealized depreciation	(20,191,925)

Net unrealized depreciation	$(18,659,753)

Federal income tax cost of investments	$72,337,647

The Portfolio has a net capital loss carryforward of $7,445,003, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.3%)
Johnson Controls, Inc.	67,600	$811,200

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	8,500	665,805

Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.*	196,200	590,562

Media (4.3%)
Omnicom Group, Inc.	149,400	3,495,960
Time Warner Cable, Inc.	83,784	2,077,851
Time Warner, Inc.	182,733	3,526,750
Viacom, Inc., Class B*	80,700	1,402,566
Walt Disney Co.	61,200	1,111,392

		11,614,519

Multiline Retail (3.4%)
Target Corp.	264,550	9,097,875

Specialty Retail (1.9%)
Best Buy Co., Inc.	46,600	1,768,936
Home Depot, Inc.	35,300	831,668
Lowe’s Cos., Inc.	91,200	1,664,400
Urban Outfitters, Inc.*	48,400	792,308

		5,057,312

Total Consumer Discretionary		27,837,273

Consumer Staples (8.8%)
Beverages (3.3%)
PepsiCo, Inc.	169,300	8,715,564

Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	57,700	2,672,664
Wal-Mart Stores, Inc.	128,300	6,684,430

		9,357,094

Household Products (0.8%)
Energizer Holdings, Inc.*	45,300	2,250,957

Personal Products (0.6%)
Avon Products, Inc.	85,900	1,651,857

Tobacco (0.6%)
Philip Morris International, Inc.	41,500	1,476,570

Total Consumer Staples		23,452,042

Energy (3.9%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	52,900	1,510,295
Diamond Offshore Drilling, Inc.	21,000	1,320,060
Schlumberger Ltd.	87,300	3,546,126

		6,376,481

Oil, Gas & Consumable Fuels (1.5%)
EOG Resources, Inc.	20,200	1,106,152
Marathon Oil Corp.	109,600	2,881,384

		3,987,536

Total Energy		10,364,017

Financials (6.9%)
Capital Markets (3.3%)
Goldman Sachs Group, Inc.	82,500	$8,746,650

Diversified Financial Services (0.9%)
JPMorgan Chase & Co.	88,000	2,339,040

Insurance (1.9%)
Berkshire Hathaway, Inc., Class A*	16	1,387,200
Progressive Corp.*	189,000	2,540,160
RenaissanceReinsurance Holdings Ltd.	25,600	1,265,664

		5,193,024

Thrifts & Mortgage Finance (0.8%)
Hudson City Bancorp, Inc.	194,800	2,277,212

Total Financials		18,555,926

Health Care (20.4%)
Biotechnology (5.5%)
Biogen Idec, Inc.*	68,200	3,575,044
Celgene Corp.*	159,200	7,068,480
Gilead Sciences, Inc.*	87,500	4,053,000

		14,696,524

Health Care Equipment & Supplies (3.9%)
Baxter International, Inc.	109,300	5,598,346
Medtronic, Inc.	167,000	4,921,490

		10,519,836

Health Care Providers & Services (2.9%)
Cardinal Health, Inc.	36,700	1,155,316
DaVita, Inc.*	104,500	4,592,775
Health Net, Inc.*	49,100	710,968
UnitedHealth Group, Inc.	55,600	1,163,708

		7,622,767

Health Care Technology (3.7%)
Cerner Corp.*	225,400	9,910,838

Pharmaceuticals (4.4%)
Allergan, Inc.	127,000	6,065,520
Shire plc (ADR)	96,100	3,453,834
Teva Pharmaceutical Industries Ltd. (ADR)	47,984	2,161,679

		11,681,033

Total Health Care		54,430,998

Industrials (12.5%)
Air Freight & Logistics (2.1%)
FedEx Corp.	15,600	694,044
United Parcel Service, Inc., Class B	99,400	4,892,468

		5,586,512

Airlines (0.5%)
Southwest Airlines Co.	216,500	1,370,445

Commercial Services & Supplies (1.1%)
Iron Mountain, Inc.*	131,500	2,915,355

Construction & Engineering (1.4%)
Fluor Corp.	107,400	3,710,670

Electrical Equipment (3.0%)
Emerson Electric Co.	42,600	1,217,508
First Solar, Inc.*	43,000	5,706,100

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SunPower Corp., Class A*	46,300	$1,101,014

		8,024,622

Industrial Conglomerates (0.6%)
General Electric Co.	172,300	1,741,953

Machinery (2.9%)
Danaher Corp.	81,500	4,418,930
Illinois Tool Works, Inc.	110,400	3,405,840

		7,824,770

Professional Services (0.5%)
Monster Worldwide, Inc.*	152,100	1,239,615

Trading Companies & Distributors (0.4%)
W.W. Grainger, Inc.	13,700	961,466

Total Industrials		33,375,408

Information Technology (25.6%)
Communications Equipment (6.5%)
Brocade Communications Systems, Inc.*	806,000	2,780,700
Cisco Systems, Inc.*	447,300	7,501,221
QUALCOMM, Inc.	181,900	7,077,729

		17,359,650

Computers & Peripherals (2.6%)
Apple, Inc.*	47,800	5,024,736
International Business Machines Corp.	7,900	765,431
NetApp, Inc.*	86,400	1,282,176

		7,072,343

Electronic Equipment, Instruments & Components (1.5%)
Agilent Technologies, Inc.*	215,023	3,304,903
Jabil Circuit, Inc.	102,100	567,676

		3,872,579

Internet Software & Services (7.1%)
eBay, Inc.*	95,900	1,204,504
Google, Inc., Class A*	31,680	11,026,541
Yahoo!, Inc.*	535,700	6,862,317

		19,093,362

IT Services (3.0%)
Paychex, Inc.	193,200	4,959,444
Visa, Inc., Class A	55,300	3,074,680

		8,034,124

Semiconductors & Semiconductor Equipment (2.5%)
Altera Corp.	98,700	1,732,185
Broadcom Corp., Class A*	197,000	3,936,060
Maxim Integrated Products, Inc.	78,000	1,030,380

		6,698,625

Software (2.4%)
Adobe Systems, Inc.*	142,300	3,043,797
Nintendo Co., Ltd. (ADR)	35,500	1,295,750
Oracle Corp.*	55,100	995,657
SAP AG (ADR)	27,000	952,830

		6,288,034

Total Information Technology		68,418,717

Materials (3.1%)
Chemicals (1.5%)
Ecolab, Inc.	47,400	1,646,202
Monsanto Co.	29,600	2,459,760

		4,105,962

Construction Materials (0.3%)
Vulcan Materials Co.	20,600	912,374

Metals & Mining (1.3%)
Allegheny Technologies, Inc.	100,700	$2,208,351
Cliffs Natural Resources, Inc.	61,400	1,115,024

		3,323,375

Total Materials		8,341,711

Telecommunication Services (3.1%)
Diversified Telecommunication Services (0.4%)
Level 3 Communications, Inc.*	668,400	614,928
tw telecom, Inc.*	37,400	327,250

		942,178

Wireless Telecommunication Services (2.7%)
American Tower Corp., Class A*	239,800	7,297,114

Total Telecommunication Services		8,239,292

Total Common Stocks (94.7%) (Cost $339,168,841)		253,015,384

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.4%)
JPMorgan Chase Nassau
0.004%, 4/1/09 (Amortized Cost $14,432,032)	$14,432,032	14,432,032

Total Investments (100.1%) (Cost/Amortized Cost $353,600,873)		267,447,416
Other Assets Less Liabilities (-0.1%)		(277,762)

Net Assets (100%)		$267,169,654

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$253,015,384	$14,432,032	$—	$267,447,416
Other Investments*	—	—	—	—

Total	$253,015,384	$14,432,032	$—	$267,447,416

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$52,650,477
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$49,523,306

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,127,297
Aggregate gross unrealized depreciation	(89,535,572)

Net unrealized depreciation	$(86,408,275)

Federal income tax cost of investments	$353,855,691

The Portfolio has a net capital loss carryforward of $98,188,018 of which $15,778,664 expires in the year 2009, $36,146,108 expires in the year 2010, $17,002,340 expires in the year 2011, and $29,260,906 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (1.4%)
BorgWarner, Inc.	389,200	$7,900,760
Johnson Controls, Inc.	437,100	5,245,200

		13,145,960

Diversified Consumer Services (1.2%)
Apollo Group, Inc., Class A*	96,500	7,558,845
Strayer Education, Inc.	19,800	3,561,426

		11,120,271

Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	254,500	5,497,200
Las Vegas Sands Corp.*^	544,800	1,639,848
Wynn Resorts Ltd.*	94,400	1,885,168

		9,022,216

Media (2.7%)
Comcast Corp., Class A	554,500	7,563,380
Gannett Co., Inc.	168,000	369,600
Omnicom Group, Inc.	168,800	3,949,920
Time Warner Cable, Inc.	87,341	2,166,066
Time Warner, Inc.	125,350	2,419,253
Viacom, Inc., Class B*	140,500	2,441,890
Walt Disney Co.	285,300	5,181,048

		24,091,157

Multiline Retail (1.9%)
Nordstrom, Inc.^	221,500	3,710,125
Target Corp.	383,000	13,171,370

		16,881,495

Specialty Retail (0.8%)
Urban Outfitters, Inc.*	424,200	6,944,154

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.*	336,887	3,224,008

Total Consumer Discretionary		84,429,261

Consumer Staples (11.4%)
Beverages (3.6%)
Coca-Cola Co.	297,400	13,070,730
PepsiCo, Inc.	373,300	19,217,484

		32,288,214

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	123,000	5,697,360
Wal-Mart Stores, Inc.	219,700	11,446,370

		17,143,730

Food Products (3.3%)
General Mills, Inc.	158,000	7,881,040
Kraft Foods, Inc., Class A	311,014	6,932,502
Sara Lee Corp.	1,867,200	15,086,976

		29,900,518

Household Products (0.7%)
Kimberly-Clark Corp.	146,100	6,736,671

Tobacco (1.9%)
Altria Group, Inc.	362,172	5,801,995
Philip Morris International, Inc.	320,072	11,388,162

		17,190,157

Total Consumer Staples		103,259,290

Energy (10.2%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	294,900	8,419,395
Diamond Offshore Drilling, Inc.	158,400	$9,957,024

		18,376,419

Oil, Gas & Consumable Fuels (8.2%)
Chevron Corp.	512,612	34,468,031
Devon Energy Corp.	80,600	3,602,014
EOG Resources, Inc.	73,700	4,035,812
Royal Dutch Shell plc (ADR), Class A	720,400	31,913,720

		74,019,577

Total Energy		92,395,996

Financials (11.0%)
Capital Markets (4.4%)
Goldman Sachs Group, Inc.	373,800	39,630,276

Diversified Financial Services (2.6%)
JPMorgan Chase & Co.	890,136	23,659,815

Insurance (3.0%)
ACE Ltd.	103,500	4,181,400
Berkshire Hathaway, Inc., Class A*^	57	4,941,900
Mercury General Corp.	89,800	2,667,060
Progressive Corp.*	585,300	7,866,432
RenaissanceReinsurance Holdings Ltd.	158,500	7,836,240

		27,493,032

Thrifts & Mortgage Finance (1.0%)
Hudson City Bancorp, Inc.	784,600	9,171,974

Total Financials		99,955,097

Health Care (21.0%)
Biotechnology (5.3%)
Biogen Idec, Inc.*	274,600	14,394,532
Celgene Corp.*	547,100	24,291,240
Gilead Sciences, Inc.*	207,100	9,592,872

		48,278,644

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	279,400	14,310,868
Medtronic, Inc.	276,300	8,142,561

		22,453,429

Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	229,100	7,212,068
DaVita, Inc.*	324,975	14,282,651

		21,494,719

Health Care Technology (1.1%)
Cerner Corp.*	232,200	10,209,834

Pharmaceuticals (9.7%)
Abbott Laboratories, Inc.	118,600	5,657,220
Allergan, Inc.	942,612	45,019,149
AstraZeneca plc (ADR)	423,800	15,023,710
Forest Laboratories, Inc.*	520,546	11,431,191
Shire plc (ADR)	305,600	10,983,264

		88,114,534

Total Health Care		190,551,160

Industrials (10.6%)
Air Freight & Logistics (3.5%)
FedEx Corp.	132,500	5,894,925

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	527,700	$25,973,394

		31,868,319

Commercial Services & Supplies (1.0%)
Iron Mountain, Inc.*	388,700	8,617,479

Construction & Engineering (1.4%)
Fluor Corp.	227,800	7,870,490
Jacobs Engineering Group, Inc.*	118,000	4,561,880

		12,432,370

Electrical Equipment (0.7%)
First Solar, Inc.*^	50,200	6,661,540

Industrial Conglomerates (1.3%)
General Electric Co.^	1,183,528	11,965,468

Machinery (1.9%)
Danaher Corp.	155,500	8,431,210
Illinois Tool Works, Inc.	294,300	9,079,155

		17,510,365

Professional Services (0.2%)
Monster Worldwide, Inc.*	190,300	1,550,945

Road & Rail (0.6%)
Union Pacific Corp.	126,500	5,200,415

Total Industrials		95,806,901

Information Technology (14.1%)
Communications Equipment (3.3%)
Brocade Communications Systems, Inc.*	854,700	2,948,715
Cisco Systems, Inc.*	987,787	16,565,188
QUALCOMM, Inc.	270,600	10,529,046

		30,042,949

Computers & Peripherals (3.2%)
Apple, Inc.*	165,600	17,407,872
NetApp, Inc.*	780,700	11,585,588

		28,993,460

Electronic Equipment, Instruments & Components (1.7%)
Agilent Technologies, Inc.*	444,600	6,833,502
Jabil Circuit, Inc.	1,571,000	8,734,760

		15,568,262

Internet Software & Services (2.1%)
Google, Inc., Class A*	54,880	19,101,533

IT Services (1.6%)
Paychex, Inc.	82,100	2,107,507
Visa, Inc., Class A	226,400	12,587,840

		14,695,347

Semiconductors & Semiconductor Equipment (1.5%)
Lam Research Corp.*	285,400	6,498,558
Maxim Integrated Products, Inc.	520,300	6,873,163

		13,371,721

Software (0.7%)
Oracle Corp.*	339,500	6,134,765

Total Information Technology		127,908,037

Materials (4.5%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	72,600	4,083,750
Monsanto Co.	50,500	4,196,550
Potash Corp. of Saskatchewan, Inc.	82,100	$6,634,501

		14,914,801

Construction Materials (0.7%)
Vulcan Materials Co.^	147,000	6,510,630

Metals & Mining (2.2%)
Allegheny Technologies, Inc.	214,300	4,699,599
Barrick Gold Corp.	181,900	5,897,198
Cliffs Natural Resources, Inc.	110,400	2,004,864
Nucor Corp.	180,400	6,885,868

		19,487,529

Total Materials		40,912,960

Telecommunication Services (5.1%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	663,800	16,727,760
tw telecom, Inc.*	393,000	3,438,750

		20,166,510

Wireless Telecommunication Services (2.9%)
American Tower Corp., Class A*	865,700	26,343,251

Total Telecommunication Services		46,509,761

Utilities (1.7%)
Electric Utilities (0.4%)
Edison International	120,300	3,465,843

Multi-Utilities (0.7%)
CMS Energy Corp.	492,900	5,835,936

Water Utilities (0.6%)
American Water Works Co., Inc.	295,000	5,675,800

Total Utilities		14,977,579

Total Common Stocks (98.9%) (Cost $1,204,905,661)		896,706,042

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.8%)
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	$5,034,841	5,034,841
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	928,958
Tango Finance Corp.
0.37%, 6/25/09 (l)	1,999,818	1,994,094

Total Short-Term Investments of Cash Collateral for Securities Loaned		7,957,893

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09	10,688,916	10,688,916

Total Short-Term Investments (2.0%) (Cost/Amortized Cost $18,723,574)		18,646,809

Total Investments (100.9%) (Cost/Amortized Cost $1,223,629,235)		915,352,851
Other Assets Less Liabilities (-0.9%)		(8,276,022)

Net Assets (100%)		$907,076,829

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$896,706,042	$18,646,809	$—	$915,352,851
Other Investments*	—	—	—	—

Total	$896,706,042	$18,646,809	$—	$915,352,851

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$168,347,275
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$183,407,880

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,787,923
Aggregate gross unrealized depreciation	(336,034,696)

Net unrealized depreciation	$(313,246,773)

Federal income tax cost of investments	$1,228,599,624

At March 31, 2009, the Portfolio had loaned securities with a total value of $7,674,663. This was secured by collateral of $8,034,658, which was received as cash and subsequently invested in short-term investments currently valued at $7,957,893, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $191,972,104, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Peabody Energy Corp.
4.750%, 12/15/41	$680,000	$477,700

Total Energy		477,700

Total Convertible Bonds		477,700

Corporate Bonds (89.6%)
Consumer Discretionary (20.0%)
Diversified Consumer Services (1.2%)
Carriage Services, Inc.
7.875%, 1/15/15	$1,440,000	1,180,800
Service Corp. International
7.375%, 10/1/14	250,000	232,500
6.750%, 4/1/16	1,805,000	1,570,350

		2,983,650

Hotels, Restaurants & Leisure (1.6%)
Las Vegas Sands Corp.
6.375%, 2/15/15^	665,000	312,550
MGM MIRAGE
6.750%, 9/1/12^	400,000	140,000
6.625%, 7/15/15	670,000	237,850
7.625%, 1/15/17^	700,000	248,500
Royal Caribbean Cruises Ltd.
7.000%, 6/15/13	42,000	23,573
6.875%, 12/1/13	1,100,000	594,000
San Pasqual Casino
8.000%, 9/15/13§	68,000	50,490
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	182,044
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,035,000	866,812
Venetian Macau Bank Loan
2.730%, 4/6/13(l)	1,850,000	1,195,100

		3,850,919

Household Durables (0.7%)
American Greetings Corp.
7.375%, 6/1/16	150,000	73,500
Jarden Corp.
7.500%, 5/1/17^	1,880,000	1,513,400

		1,586,900

Leisure Equipment & Products (0.3%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14(b)§	1,145,000	761,425

Media (14.5%)
Allbritton Communications Co.
7.750%, 12/15/12	735,000	271,950
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13(h)	1,200,000	1,002,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14(b)(h)§	1,665,000	1,465,200
COX Communications, Inc.
9.375%, 1/15/19§	2,130,000	2,281,969
CSC Holdings, Inc.
8.500%, 4/15/14§	690,000	683,100
7.625%, 7/15/18	1,405,000	1,264,500
8.625%, 2/15/19§	$250,000	$240,625
Dex Media West LLC/Dex Media West Finance Co. Series B
8.500%, 8/15/10	470,000	235,000
DISH DBS Corp.
6.375%, 10/1/11	1,065,000	1,027,725
7.125%, 2/1/16	2,230,000	1,995,850
Inmarsat Finance plc
7.625%, 6/30/12	575,000	558,469
Intelsat Jackson Holdings Ltd.
11.250%, 6/15/16	3,406,000	3,303,820
Intelsat Ltd.
7.625%, 4/15/12^	1,370,000	1,164,500
Intelsat Subsidiary Holding Co., Ltd.
8.500%, 1/15/13§	3,700,000	3,487,250
8.875%, 1/15/15§	3,675,000	3,426,937
Liberty Media LLC
8.250%, 2/1/30	500,000	271,676
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%, 10/15/15	2,207,000	1,986,300
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13	190,000	177,650
Nielsen Finance LLC/Nielsen Finance Co.
11.625%, 2/1/14^§	665,000	599,331
10.000%, 8/1/14	2,120,000	1,823,200
Quebecor Media, Inc.
7.750%, 3/15/16	2,150,000	1,634,000
Rainbow National Services LLC
8.750%, 9/1/12(b)§	1,305,000	1,305,000
10.375%, 9/1/14(b)§	680,000	693,600
Spanish Broadcasting Systems, Inc.
3.980%, 5/3/13(l)	465,395	259,652
4.930%, 5/3/13(l)	467,030	260,564
Series A
4.930%, 5/3/13(l)	1,167,575	651,410
Time Warner Cable, Inc.
8.250%, 4/1/19	1,960,000	2,014,139
Valassis Communications, Inc.
8.250%, 3/1/15	1,145,000	493,781
Videotron Ltd.
6.875%, 1/15/14	350,000	330,750
9.125%, 4/15/18§	95,000	96,544

		35,006,492

Specialty Retail (0.8%)
AutoNation, Inc.
7.000%, 4/15/14^	2,080,000	1,840,800

Textiles, Apparel & Luxury Goods (0.9%)
INVISTA
9.250%, 5/1/12§	450,000	402,750
Levi Strauss & Co.
2.806%, 3/27/14(l)	1,225,000	684,775
Perry Ellis International, Inc. Series B
8.875%, 9/15/13	680,000	397,800
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	433,125
8.125%, 5/1/13	125,000	118,750

		2,037,200

Total Consumer Discretionary		48,067,386

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (4.5%)
Beverages (1.0%)
Constellation Brands, Inc.
7.250%, 9/1/16	$395,000	$375,250
Series B
8.125%, 1/15/12	2,060,000	2,060,000

		2,435,250

Food & Staples Retailing (2.8%)
Ingles Markets, Inc.
8.875%, 12/1/11	2,515,000	2,452,125
New Albertsons, Inc.
7.450%, 8/1/29	215,000	178,450
Pantry, Inc.
7.750%, 2/15/14	715,000	557,700
Stater Brothers Holdings, Inc.
8.125%, 6/15/12	1,200,000	1,182,000
SUPERVALU, Inc.
7.500%, 11/15/14	2,515,000	2,455,269

		6,825,544

Household Products (0.6%)
Central Garden & Pet Co.
9.125%, 2/1/13	1,735,000	1,370,650

Personal Products (0.1%)
Elizabeth Arden, Inc.
7.750%, 1/15/14	215,000	152,650

Total Consumer Staples		10,784,094

Energy (11.8%)
Energy Equipment & Services (1.8%)
Ashmore Energy
3.479%, 3/30/14(l)	229,984	143,740
Ashmore Energy International Ltd.
4.459%, 3/30/14(l)	2,049,706	1,281,067
Complete Production Services, Inc.
8.000%, 12/15/16	2,210,000	1,403,350
Dresser-Rand Group, Inc.
6.987%, 5/14/15(l)	850,000	351,333
Key Energy Services, Inc.
8.375%, 12/1/14	1,930,000	1,215,900

		4,395,390

Oil, Gas & Consumable Fuels (10.0%)
Atlas Pipeline Partners LP
8.125%, 12/15/15	882,000	502,740
8.750%, 6/15/18	1,030,000	576,800
Chesapeake Energy Corp.
6.375%, 6/15/15	300,000	252,750
6.625%, 1/15/16	1,180,000	982,350
Compton Petroleum Finance Corp.
7.625%, 12/1/13	2,120,000	667,800
Denbury Resources, Inc.
7.500%, 12/15/15	1,955,000	1,700,850
9.750%, 3/1/16	1,450,000	1,399,250
El Paso Corp.
7.875%, 6/15/12	3,120,000	2,967,604
8.250%, 2/15/16	155,000	144,925
7.000%, 6/15/17	590,000	502,492
7.250%, 6/1/18	1,435,000	1,219,750
Forest Oil Corp.
8.500%, 2/15/14§	355,000	329,262
7.250%, 6/15/19	135,000	106,650
Foundation PA Coal Co.
7.250%, 8/1/14	1,710,000	1,551,825
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	$1,220,000	$1,128,500
8.750%, 3/1/15§	180,000	173,700
8.250%, 3/1/16	750,000	712,500
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16	2,235,000	1,877,400
OPTI Canada, Inc.
7.875%, 12/15/14	1,410,000	616,875
8.250%, 12/15/14	735,000	328,912
Plains Exploration & Production Co.
7.000%, 3/15/17	580,000	461,100
Sabine Pass LNG LP
7.250%, 11/30/13	350,000	246,750
7.500%, 11/30/16	1,075,000	720,250
Targa Resources Partners LP
8.250%, 7/1/16§	1,035,000	750,375
Targa Resources, Inc.
8.500%, 11/1/13	2,015,000	1,249,300
Teekay Corp.
8.875%, 7/15/11	525,000	504,000
Transcontinental Gas Pipe Line Corp. Series B
7.000%, 8/15/11	650,000	657,974
Williams Cos., Inc.
8.750%, 1/15/20§	350,000	348,250
7.750%, 6/15/31	1,240,000	1,004,400
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	403,750

		24,089,084

Total Energy		28,484,474

Financials (9.5%)
Capital Markets (1.4%)
Goldman Sachs Group, Inc.
5.125%, 1/15/15	1,115,000	1,004,762
6.250%, 9/1/17	1,075,000	996,179
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	1,215,000	871,649
Nuveen Investments, Inc.
10.500%, 11/15/15§	1,625,000	455,000

		3,327,590

Consumer Finance (3.5%)
American Express Credit Corp. Series C
7.300%, 8/20/13	465,000	431,638
Ford Motor Credit Co. LLC
7.875%, 6/15/10	9,760,000	8,065,713

		8,497,351

Diversified Financial Services (2.6%)
Citigroup, Inc.
6.125%, 11/21/17	1,115,000	966,712
Fresenius U.S. Finance II, Inc.
9.000%, 7/15/15^§	180,000	187,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.125%, 2/15/13	200,000	159,000
JPMorgan Chase & Co.
7.900%, 4/29/49(l)	705,000	453,061
KAR Holdings, Inc.
8.750%, 5/1/14	1,490,000	789,700
Leucadia National Corp.
7.125%, 3/15/17	1,355,000	928,175
NSG Holdings LLC/NSG Holdings, Inc.
7.750%, 12/15/25(b)§	635,000	501,650

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/13	$2,672,000	$2,271,200

		6,256,698

Insurance (0.8%)
Asurion Corp.
3.651%, 5/3/13	991,880	838,965
4.184%, 5/3/13	1,333,120	1,127,597

		1,966,562

Real Estate Investment Trusts (REITs) (1.2%)
HCP, Inc.
5.650%, 12/15/13	1,945,000	1,464,060
Health Care REIT, Inc.
6.200%, 6/1/16	1,225,000	946,051
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	520,000	468,000

		2,878,111

Total Financials		22,926,312

Health Care (7.7%)
Health Care Equipment & Supplies (1.8%)
Bausch & Lomb, Inc.
9.875%, 11/1/15^§	3,045,000	2,420,775
Boston Scientific Corp.
6.400%, 6/15/16	2,020,000	1,878,600

		4,299,375

Health Care Providers & Services (5.9%)
Community Health Systems, Inc.
8.875%, 7/15/15^	2,505,000	2,367,225
Term Loan
2.729%, 12/31/49(l)	181,570	156,604
3.506%, 12/31/49(l)	1,190,356	1,026,682
HCA, Inc.
6.950%, 5/1/12	1,179,000	1,066,995
6.300%, 10/1/12	850,000	709,750
6.750%, 7/15/13	4,100,000	3,064,750
9.250%, 11/15/16	690,000	627,900
9.625%, 11/15/16 PIK	2,140,000	1,706,650
9.875%, 2/15/17§	855,000	807,975
Tenet Healthcare Corp.
9.250%, 2/1/15^	3,400,000	2,618,000

		14,152,531

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	74,490

Total Health Care		18,526,396

Industrials (6.7%)
Aerospace & Defense (1.3%)
Bombardier, Inc.
6.750%, 5/1/12§	520,000	413,400
Esterline Technologies Corp.
7.750%, 6/15/13	1,365,000	1,306,987
L-3 Communications Corp.
6.125%, 7/15/13	75,000	72,000
Series B 3
6.375%, 10/15/15	430,000	405,275
Moog, Inc.
6.250%, 1/15/15	450,000	414,000
TransDigm, Inc.
7.750%, 7/15/14	665,000	620,113

		3,231,775

Commercial Services & Supplies (2.8%)
Allied Waste North America, Inc.
7.250%, 3/15/15	$625,000	$590,625
ARAMARK Corp.
8.500%, 2/1/15^	3,760,000	3,459,200
Browing-Ferris Industries, Inc.
7.400%, 9/15/35	723,000	634,293
Corrections Corp. of America
7.500%, 5/1/11	195,000	195,487
6.750%, 1/31/14	375,000	359,062
DI Finance/DynCorp International Series B
9.500%, 2/15/13	1,451,000	1,367,568

		6,606,235

Electrical Equipment (1.3%)
Baldor Electric Co.
8.625%, 2/15/17	1,605,000	1,271,963
General Cable Corp.
7.125%, 4/1/17	2,215,000	1,816,300
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	121,047

		3,209,310

Machinery (0.5%)
Douglas Dynamics LLC
7.750%, 1/15/12§	350,000	227,500
Terex Corp.
7.375%, 1/15/14	1,045,000	903,925

		1,131,425

Road & Rail (0.8%)
Hertz Corp.
8.875%, 1/1/14	1,955,000	1,185,219
United Rentals North America, Inc.
6.500%, 2/15/12	1,000,000	800,000

		1,985,219

Total Industrials		16,163,964

Information Technology (2.5%)
IT Services (1.6%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	4,081,000	3,550,470
4.875%, 1/15/14	495,000	405,900

		3,956,370

Office Electronics (0.9%)
Xerox Corp.
6.750%, 2/1/17	1,920,000	1,466,398
6.350%, 5/15/18	776,000	578,120

		2,044,518

Total Information Technology		6,000,888

Materials (6.1%)
Chemicals (1.0%)
Airgas, Inc.
6.250%, 7/15/14	340,000	324,700
Mosaic Co.
7.625%, 12/1/16(b)§	1,200,000	1,176,000
Nalco Co.
7.750%, 11/15/11	1,005,000	989,925

		2,490,625

Construction Materials (0.6%)
Texas Industries, Inc.
7.250%, 7/15/13§	345,000	260,475
7.250%, 7/15/13	1,355,000	1,023,025

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Concrete, Inc.
8.375%, 4/1/14	$560,000	$224,000

		1,507,500

Containers & Packaging (0.7%)
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	1,690,000	1,698,450

Metals & Mining (3.6%)
Arch Western Finance LLC
6.750%, 7/1/13	1,610,000	1,473,150
California Steel Industries, Inc.
6.125%, 3/15/14	1,750,000	1,216,250
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000	186,712
8.375%, 4/1/17	4,610,000	4,310,350
Steel Dynamics, Inc.
7.375%, 11/1/12	805,000	627,900
6.750%, 4/1/15	1,080,000	731,700

		8,546,062

Paper & Forest Products (0.2%)
Domtar Corp.
7.875%, 10/15/11	530,000	429,300
Newark Group, Inc.
9.750%, 3/15/14	1,150,000	100,625

		529,925

Total Materials		14,772,562

Telecommunication Services (12.7%)
Diversified Telecommunication Services (7.8%)
Frontier Communications Corp.
6.250%, 1/15/13	1,460,000	1,323,125
9.000%, 8/15/31	2,940,000	2,017,575
Qwest Corp.
8.875%, 3/15/12	1,755,000	1,733,063
Sprint Capital Corp.
8.375%, 3/15/12	5,655,000	5,089,500
6.900%, 5/1/19	2,615,000	1,843,575
Telesat Canada Corp. Bank Loan
3.910%, 10/15/14(l)	120,714	105,323
4.180%, 10/15/14(l)	1,093,340	953,939
4.190%, 10/15/14(l)	348,176	303,784
4.270%, 10/15/14(l)	250,407	218,480
4.460%, 10/15/14(l)	53,175	46,394
5.670%, 10/15/14(l)	15,909	13,880
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	2,765,000	2,668,225
Verizon Communications, Inc.
4.350%, 2/15/13	20,000	19,839
Windstream Corp.
8.625%, 8/1/16	2,485,000	2,441,513

		18,778,215

Wireless Telecommunication Services (4.9%)
Cricket Communications, Inc.
9.375%, 11/1/14	2,120,000	2,019,300
Crown Castle International Corp.
9.000%, 1/15/15	5,990,000	6,004,975
MetroPCS Wireless, Inc.
9.250%, 11/1/14§	954,000	920,610
9.250%, 11/1/14	1,876,000	1,819,720
Nextel Communications, Inc. Series D
7.375%, 8/1/15	630,000	333,900
Series E
6.875%, 10/31/13	$1,195,000	$681,150

		11,779,655

Total Telecommunication Services		30,557,870

Utilities (8.1%)
Electric Utilities (4.0%)
Edison Mission Energy
7.500%, 6/15/13	200,000	158,000
7.750%, 6/15/16	300,000	228,000
7.000%, 5/15/17	755,000	551,150
Energy Future Holdings Corp.
10.875%, 11/1/17	2,005,000	1,293,225
Intergen N.V.
9.000%, 6/30/17§	3,910,000	3,538,550
Mirant North America LLC
7.375%, 12/31/13	1,820,000	1,647,100
NV Energy Inc.
6.750%, 8/15/17	115,000	91,268
Tenaska Alabama Partners LP
7.000%, 6/30/21(b)§	599,430	462,469
Texas Competitive Electric Holdings Co. LLC
3.979%, 10/31/14(l)	12,800	8,403
4.033%, 10/31/14(l)	2,515,200	1,651,083

		9,629,248

Gas Utilities (1.3%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	648,600
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	1,150,000	1,081,000
Knight, Inc.
5.150%, 3/1/15	610,000	512,400
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13	980,000	931,000

		3,173,000

Independent Power Producers & Energy Traders (2.8%)
AES Corp.
8.750%, 5/15/13§	125,000	123,125
8.000%, 10/15/17	2,375,000	2,036,563
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,095,000	741,862
7.750%, 6/1/19	1,335,000	867,750
NRG Energy, Inc.
7.375%, 2/1/16	35,000	32,550
7.375%, 1/15/17	1,940,000	1,804,200
Reliant Energy, Inc.
7.875%, 6/15/17	1,235,000	975,650

		6,581,700

Total Utilities		19,383,948

Total Corporate Bonds		215,667,894

Total Long-Term Debt Securities (89.8%) (Cost $248,664,425)		216,145,594

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.*	7,818	116,410

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Total Financials		$116,410

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.0%) (Cost $1,114,533)		116,410

	Number of Warrants	Value (Note 1)
WARRANT:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc., expiring 10/1/09*† (Cost $—)	250	41,816

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.0%)
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	$1,000,000	982,199
General Electric Capital Corp.
0.40%, 3/12/10 (l)	2,000,000	1,890,478
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	5,750,613	5,750,613
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	928,959

Total Short-Term Investments of Cash Collateral for Securities Loaned		9,552,249

Time Deposit (8.3%)
JPMorgan Chase Nassau
0.004%, 4/1/09	19,997,931	19,997,931

Total Short-Term Investments (12.3%) (Cost/Amortized Cost $29,748,544)		29,550,180

Total Investments (102.1%) (Cost/Amortized Cost $279,527,502)		245,854,000
Other Assets Less Liabilities (-2.1%)		(5,018,642)

Net Assets (100%)		$240,835,358

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $41,816 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $28,590,537 or 11.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

PIK — Payment-in Kind Security

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$116,410	$245,695,774	$41,816	$245,854,000
Other Investments*	—	—	—	—

Total	$116,410	$245,695,774	$41,816	$245,854,000

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$1,723,665	$—
Total gains or losses (realized/unrealized) included in earnings	1,918	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	$(1,683,767)	—

Balance as of 3/31/09	$41,816	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$1,918	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$50,221,398
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,409,118

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,064,498
Aggregate gross unrealized depreciation	(36,161,490)

Net unrealized depreciation	$(34,096,992)

Federal income tax cost of investments	$279,950,992

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009, the Portfolio had loaned securities with a total value of $9,515,576. This was secured by collateral of $9,750,613, which was received as cash and subsequently invested in short-term investments currently valued at $9,552,249, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $32,953,108 of which $6,348,144 expires in the year 2009, $10,736,475 expires in the year 2010, $2,157,878 expires in the year 2011, $35,502 expires in the year 2014, $1,048,369 expires in the year 2015, and $12,626,740 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.8%)
Asset-Backed Securities (0.1%)
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	$500,000	$470,832
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,509,329
Citibank Credit Card Issuance Trust, Series 2003-A7 A7
4.150%, 7/7/17	600,000	540,959
Countrywide Asset-Backed Certificates, Series 2004-1 3A
0.802%, 4/25/34(b)(l)§	7,039	1,924
Honda Auto Receivables Owner Trust, Series 2007-1 A4
5.090%, 7/18/13	650,000	663,194
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	300,000	308,846
Series 2008-A A4
4.280%, 6/16/14	250,000	251,799
USAA Auto Owner Trust, Series 2008-1 A4
4.500%, 10/15/13	350,000	351,531

		4,098,414

Non-Agency CMO (2.7%)
Banc of America Commercial Mortgage, Inc., Series 2004-6 A3
4.512%, 12/10/42	3,000,000	2,414,997
Series 2005-1 A4
4.988%, 11/10/42(l)	2,700,000	2,292,855
Series 2007-2 A4
5.689%, 4/10/49(l)	3,375,000	2,447,062
Series 2007-3 A4
5.658%, 6/10/49(l)	3,390,000	2,297,757
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2 A2
6.480%, 2/15/35	1,000,000	1,004,208
Series 2004-T16 A6
4.750%, 2/13/46(l)	2,400,000	1,847,221
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	3,105,000	2,391,809
Series 2007-PW16 A4
5.717%, 6/11/40(l)	1,000,000	742,787
Chase Commercial Mortgage Securities Corp., Series 2000-3 A2
7.319%, 10/15/32	414,793	419,348
Commercial Mortgage Pass-Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	2,610,000	2,019,489
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	2,090,000	1,381,219
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	1,112,389	1,098,791
Series 2004-C2 A1
3.819%, 5/15/36	607,718	581,506
Series 2004-C4 A6
4.691%, 10/15/39	600,000	486,161
Series 2004-C5 A4
4.829%, 11/15/37	$1,000,000	$805,825
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	600,000	527,673
Series 2005-C1 A3
4.578%, 6/10/48	1,110,000	896,562
Series 2007-C1 A4
5.543%, 12/10/49	2,325,000	1,386,131
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3 A2
6.957%, 9/15/35	3,421,826	3,472,023
Series 2004-C3 A5
4.864%, 12/10/41	2,700,000	2,062,916
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4
4.799%, 8/10/42(l)	3,450,000	2,564,272
Series 2006-GG7 A4
5.915%, 7/10/38(l)	3,013,000	2,186,343
Series 2007-GG9 A4
5.444%, 3/10/39	800,000	576,293
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	3,191,000	2,617,473
Series 2006-GG6 A4
5.553%, 4/10/38(l)	2,337,000	1,856,510
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	661,908
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	4,250,000	3,472,126
Series 2005-LDP1 A3
4.865%, 3/15/46	3,000,000	2,520,638
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	848,450
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	598,458
Series 2006-CB15 A4
5.814%, 6/12/43(l)	3,155,000	2,231,643
Series 2006-LDP9 A1S
5.284%, 5/15/47	1,271,306	1,126,767
Series 2007-CB18 A4
5.440%, 6/12/47	1,960,000	1,264,985
LB-UBS Commercial Mortgage Trust, Series 2004-C2 A4
4.367%, 3/15/36	3,590,000	2,795,266
Series 2004-C8 A4
4.510%, 12/15/29	1,461,000	1,220,552
Series 2007-C6 A4
5.858%, 7/15/40(l)	2,650,000	1,821,162
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,280,000	2,297,605
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,820,000	2,241,475
Series 2007-C1 A4
5.829%, 6/12/50(l)	2,825,000	1,793,141
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5 A4
5.378%, 8/12/48	3,900,000	2,448,118

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I, Inc., Series 2004-IQ8 A5
5.110%, 6/15/40(l)	$630,000	$516,750
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	943,305
Series 2005-IQ9 A5
4.700%, 7/15/56	2,550,000	1,924,765
Series 2006-HQ8 A3
5.440%, 3/12/44(l)	1,000,000	883,991
Series 2007-HQ12 A5
5.632%, 4/12/49(l)	1,500,000	971,777
Series 2007-T25 A3
5.514%, 11/12/49(l)	3,900,000	2,881,446
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.085%, 8/15/39(l)	1,015,000	836,908
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	2,000,000	1,714,065
Series 2004-C11 A5
5.215%, 1/15/41(l)	1,002,000	816,339
Series 2007-C31 A2
5.421%, 4/15/47	2,750,000	2,169,514
Series 2007-C33 A4
5.903%, 2/15/51(l)	1,757,000	1,078,052

		82,456,437

Total Asset-Backed and Mortgage-Backed Securities		86,554,851

Corporate Bonds (15.6%)
Consumer Discretionary (1.1%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
5.875%, 3/15/11	$1,000,000	957,209
6.500%, 11/15/13	932,000	844,441

		1,801,650

Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
4.300%, 3/1/13	250,000	260,097
5.000%, 2/1/19	500,000	520,037
6.300%, 3/1/38	482,000	496,321

		1,276,455

Media (0.8%)
CBS Corp.
5.625%, 8/15/12	500,000	430,093
7.875%, 7/30/30	581,000	364,863
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,500,000	1,604,144
Comcast Cable Communications LLC
6.750%, 1/30/11	1,000,000	1,034,694
Comcast Corp.
5.900%, 3/15/16	986,000	952,440
5.700%, 5/15/18	800,000	750,362
6.500%, 11/15/35	1,000,000	883,267
6.450%, 3/15/37	465,000	406,247
6.950%, 8/15/37	942,000	877,202
COX Communications, Inc.
4.625%, 6/1/13	800,000	727,514
5.450%, 12/15/14	500,000	449,719
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	139,769
News America Holdings, Inc.
9.250%, 2/1/13	$676,000	$717,196
News America, Inc.
6.900%, 3/1/19(b)§	250,000	233,270
6.150%, 3/1/37	471,000	343,412
6.650%, 11/15/37	300,000	224,803
7.850%, 3/1/39(b)§	500,000	428,329
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	750,000	768,983
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	862,814
Time Warner Cable, Inc.
6.200%, 7/1/13	1,400,000	1,362,883
7.500%, 4/1/14	500,000	509,794
5.850%, 5/1/17	960,000	860,636
6.750%, 7/1/18	500,000	469,352
8.250%, 4/1/19	750,000	770,717
7.300%, 7/1/38	775,000	700,267
Time Warner Entertainment Co. LP
8.375%, 3/15/23	500,000	484,240
Time Warner, Inc.
6.875%, 5/1/12	585,000	595,413
5.875%, 11/15/16	472,000	446,709
7.700%, 5/1/32	1,964,000	1,766,100
Viacom, Inc.
5.750%, 4/30/11	1,876,000	1,827,522
Walt Disney Co.
4.500%, 12/15/13	2,500,000	2,555,112

		24,547,866

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	440,000	404,199
Macy’s Retail Holdings, Inc.
5.350%, 3/15/12	500,000	392,478
6.700%, 7/15/34	537,000	296,618
Target Corp.
5.125%, 1/15/13	800,000	833,282
6.000%, 1/15/18	1,250,000	1,255,440
7.000%, 1/15/38	1,000,000	936,731

		4,118,748

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	1,442,000	1,296,215
5.875%, 12/16/36	300,000	212,454
Lowe’s Cos., Inc.
5.800%, 10/15/36	463,000	407,256

		1,915,925

Total Consumer Discretionary		33,660,644

Consumer Staples (1.5%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	478,000	396,691
Bottling Group LLC
6.950%, 3/15/14	700,000	795,922
5.125%, 1/15/19	500,000	503,217
Coca-Cola Co.
5.350%, 11/15/17	460,000	491,376
4.875%, 3/15/19	500,000	505,280
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	600,000	681,522
8.500%, 2/1/22	1,000,000	1,168,271

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 9/15/28	$466,000	$474,599
Diageo Capital plc
7.375%, 1/15/14	1,000,000	1,098,709
Diageo Finance B.V.
3.875%, 4/1/11	300,000	299,000
5.300%, 10/28/15	910,000	931,261
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	250,000	235,953
Pepsi Bottling Group, Inc. Series B
7.000%, 3/1/29	200,000	219,839
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	249,972
PepsiCo, Inc.
3.750%, 3/1/14	1,250,000	1,267,911
7.900%, 11/1/18	600,000	737,194

		10,056,717

Food & Staples Retailing (0.4%)
CVS Caremark Corp.
5.750%, 6/1/17	500,000	487,581
6.600%, 3/15/19	500,000	503,957
6.250%, 6/1/27	486,000	447,862
Delhaize Group
5.875%, 2/1/14	250,000	249,925
Kroger Co.
7.500%, 1/15/14	1,000,000	1,109,568
6.400%, 8/15/17	250,000	256,646
8.000%, 9/15/29	500,000	537,404
Safeway, Inc.
5.800%, 8/15/12	250,000	259,315
7.250%, 2/1/31	200,000	214,413
Sysco Corp.
5.250%, 2/12/18	1,000,000	1,014,169
Walgreen Co.
4.875%, 8/1/13	500,000	529,839
5.250%, 1/15/19	500,000	501,475
Wal-Mart Stores, Inc.
5.000%, 4/5/12^	1,874,000	2,020,284
4.550%, 5/1/13	1,000,000	1,062,061
4.125%, 2/1/19	750,000	725,564
5.250%, 9/1/35	1,000,000	898,740
6.500%, 8/15/37	1,500,000	1,559,593

		12,378,396

Food Products (0.3%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	450,000	477,623
6.450%, 1/15/38	500,000	498,639
Campbell Soup Co.
4.500%, 2/15/19	382,000	380,757
ConAgra Foods, Inc.
7.875%, 9/15/10	250,000	263,909
6.750%, 9/15/11	1,000,000	1,057,498
General Mills, Inc.
6.000%, 2/15/12	949,000	1,000,308
5.650%, 2/15/19	500,000	509,027
H.J. Heinz Co.
5.350%, 7/15/13	400,000	412,612
Hershey Co.
4.850%, 8/15/15	452,000	459,068
Kellogg Co.
4.250%, 3/6/13	1,000,000	1,013,912
Kraft Foods, Inc.
6.250%, 6/1/12	951,000	1,003,434
6.750%, 2/19/14	$750,000	$810,849
6.125%, 2/1/18	1,312,000	1,314,964
7.000%, 8/11/37	700,000	693,949
Sara Lee Corp.
6.250%, 9/15/11	500,000	521,365

		10,417,914

Household Products (0.2%)
Clorox Co.
5.450%, 10/15/12	940,000	967,153
Kimberly-Clark Corp.
7.500%, 11/1/18	700,000	827,179
6.625%, 8/1/37	100,000	108,888
Procter & Gamble Co.
4.600%, 1/15/14	800,000	846,647
4.700%, 2/15/19	1,200,000	1,210,410
5.550%, 3/5/37	984,000	1,002,252

		4,962,529

Personal Products (0.1%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	706,679
Estee Lauder Cos., Inc.
7.750%, 11/1/13	500,000	549,613

		1,256,292

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	948,000	1,028,153
9.700%, 11/10/18	1,000,000	1,088,500
9.250%, 8/6/19	500,000	534,597
9.950%, 11/10/38	500,000	498,954
10.200%, 2/6/39	500,000	510,769
Philip Morris International, Inc.
4.875%, 5/16/13	200,000	202,182
6.875%, 3/17/14	500,000	541,142
5.650%, 5/16/18	956,000	949,887
6.375%, 5/16/38	500,000	484,226
Reynolds American, Inc.
6.750%, 6/15/17	400,000	341,477

		6,179,887

Total Consumer Staples		45,251,735

Energy (1.2%)
Energy Equipment & Services (0.1%)
Halliburton Co.
6.150%, 9/15/19	250,000	254,032
6.700%, 9/15/38	500,000	462,720
7.450%, 9/15/39	250,000	250,281
Nabors Industries, Inc.
9.250%, 1/15/19(b)§	500,000	474,114
Transocean, Inc.
6.000%, 3/15/18	476,000	448,449
6.800%, 3/15/38	200,000	175,707
Weatherford International Ltd.
5.500%, 2/15/16	459,000	388,422
9.625%, 3/1/19	500,000	517,156

		2,970,881

Oil, Gas & Consumable Fuels (1.1%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	444,000	424,722
Anadarko Petroleum Corp.
5.950%, 9/15/16	952,000	819,939
6.450%, 9/15/36	800,000	559,172

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Apache Corp.
5.250%, 4/15/13	$1,000,000	$1,035,568
6.000%, 1/15/37	482,000	464,924
Canadian Natural Resources Ltd.
5.700%, 5/15/17	487,000	434,209
6.250%, 3/15/38	600,000	462,150
Chevron Corp.
3.450%, 3/3/12	500,000	513,223
4.950%, 3/3/19	1,000,000	1,021,984
Conoco Funding Co.
6.350%, 10/15/11	1,000,000	1,082,001
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,872,505
5.750%, 2/1/19	1,000,000	1,006,629
6.500%, 2/1/39	1,350,000	1,316,893
Devon Energy Corp.
7.950%, 4/15/32	500,000	517,763
Devon Financing Corp. ULC
6.875%, 9/30/11	962,000	1,006,054
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	309,283
Enbridge, Inc.
5.800%, 6/15/14	500,000	478,599
EnCana Corp.
4.750%, 10/15/13	463,000	443,177
6.500%, 2/1/38	500,000	429,815
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	472,745
Enterprise Products Operating LLC
9.750%, 1/31/14	375,000	412,051
Series B
6.650%, 10/15/34	250,000	203,834
Hess Corp.
8.125%, 2/15/19	250,000	257,718
7.300%, 8/15/31	466,000	405,376
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	500,000	509,874
5.000%, 12/15/13	500,000	472,116
6.000%, 2/1/17	500,000	469,589
7.400%, 3/15/31	500,000	446,121
6.950%, 1/15/38	500,000	427,853
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	194,519
Marathon Oil Corp.
6.500%, 2/15/14	500,000	507,640
7.500%, 2/15/19	500,000	503,745
6.600%, 10/1/37	500,000	397,775
Nexen, Inc.
5.875%, 3/10/35	475,000	314,270
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	558,248
ONEOK Partners LP
8.625%, 3/1/19	500,000	504,531
PC Financial Partnership
5.000%, 11/15/14	600,000	534,538
Pemex Project Funding Master Trust
6.625%, 6/15/35	470,000	336,050
Petrobras International Finance Co.
7.875%, 3/15/19	1,000,000	1,036,200
Petroleos Mexicanos
8.000%, 5/3/19(b)§	1,000,000	975,000
Plains All American Pipeline LP/PAA Finance Corp.
6.650%, 1/15/37	479,000	347,181
Shell International Finance B.V.
5.625%, 6/27/11	$750,000	$803,820
4.000%, 3/21/14	750,000	760,523
6.375%, 12/15/38	600,000	631,814
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	461,503
7.500%, 9/15/38	150,000	129,596
Suncor Energy, Inc.
6.100%, 6/1/18	500,000	426,423
6.850%, 6/1/39	500,000	377,873
TEPPCO Partners LP
5.900%, 4/15/13	300,000	278,825
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	750,000	782,558
6.200%, 10/15/37	750,000	635,110
Valero Energy Corp.
6.125%, 6/15/17	500,000	429,951
9.375%, 3/15/19	250,000	258,093
7.500%, 4/15/32	435,000	341,232
Williams Cos., Inc.
8.750%, 1/15/20(b)§	1,000,000	995,000
XTO Energy, Inc.
6.250%, 4/15/13	750,000	774,728
5.750%, 12/15/13	500,000	505,481
6.500%, 12/15/18	500,000	496,749
6.750%, 8/1/37	500,000	455,058

		34,029,921

Total Energy		37,000,802

Financials (6.4%)
Capital Markets (1.6%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	1,300,000	1,326,897
Bear Stearns Cos., Inc.
4.500%, 10/28/10	961,000	951,346
6.950%, 8/10/12	2,900,000	2,953,264
5.300%, 10/30/15	586,000	543,300
5.550%, 1/22/17	2,000,000	1,681,610
6.400%, 10/2/17	1,000,000	973,246
7.250%, 2/1/18	2,000,000	2,065,428
Deutsche Bank AG/London
5.375%, 10/12/12^	1,903,000	1,930,190
Goldman Sachs Capital I
6.345%, 2/15/34	269,000	158,809
Goldman Sachs Group, Inc.
6.875%, 1/15/11	1,000,000	1,010,547
1.700%, 3/15/11	250,000	250,891
1.625%, 7/15/11	956,000	956,699
2.150%, 3/15/12	250,000	251,646
3.250%, 6/15/12	1,918,000	2,001,974
5.450%, 11/1/12	2,400,000	2,309,981
5.250%, 10/15/13	1,000,000	933,795
5.125%, 1/15/15	1,938,000	1,746,394
6.250%, 9/1/17	1,500,000	1,390,017
6.150%, 4/1/18	1,954,000	1,784,819
7.500%, 2/15/19	1,000,000	997,813
5.950%, 1/15/27	1,572,000	1,083,800
6.125%, 2/15/33	494,000	411,412
6.750%, 10/1/37	996,000	673,636
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	3,000,000	360,000
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	858,057

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.150%, 4/25/13	$1,960,000	$1,647,570
5.700%, 5/2/17	1,100,000	651,325
6.875%, 4/25/18	2,500,000	1,955,232
6.110%, 1/29/37	1,500,000	745,518
Morgan Stanley
3.250%, 12/1/11	1,900,000	1,972,183
5.625%, 1/9/12	1,900,000	1,828,210
2.250%, 3/13/12	250,000	251,944
6.600%, 4/1/12	1,000,000	1,004,496
1.950%, 6/20/12	1,000,000	998,513
5.250%, 11/2/12	1,500,000	1,407,771
4.750%, 4/1/14	1,000,000	817,577
6.000%, 4/28/15	500,000	472,059
5.375%, 10/15/15	1,900,000	1,716,498
5.750%, 10/18/16	1,000,000	910,349
5.950%, 12/28/17	3,000,000	2,725,209
7.250%, 4/1/32	250,000	222,780

		48,932,805

Commercial Banks (1.6%)
Abbey National plc
7.950%, 10/26/29	490,000	425,003
American Express Bank FSB
3.150%, 12/9/11	1,500,000	1,549,923
Bank One Corp.
7.875%, 8/1/10	1,000,000	1,026,936
Barclays Bank plc
5.450%, 9/12/12	500,000	506,222
BB&T Corp.
5.250%, 11/1/19	460,000	404,167
Charter One Bank N.A.
5.500%, 4/26/11	250,000	240,890
Credit Suisse/New York
5.000%, 5/15/13	2,000,000	1,932,562
6.000%, 2/15/18	750,000	654,151
Fifth Third Bancorp
8.250%, 3/1/38	990,000	606,765
Glitnir Banki hf
0.000%, 10/15/08(b)(h)§	4,650,000	23,250
HSBC Bank USA/New York
4.625%, 4/1/14	1,000,000	937,275
HSBC Holdings plc
6.500%, 5/2/36	2,000,000	1,650,770
6.500%, 9/15/37	750,000	613,761
HSBC USA, Inc.
3.125%, 12/16/11	500,000	516,709
Keycorp
6.500%, 5/14/13	920,000	897,768
Keycorp Capital VII
5.700%, 6/15/35	362,000	187,913
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	2,500,000	2,585,928
2.000%, 1/17/12	3,000,000	3,004,992
3.250%, 3/15/13	2,611,000	2,657,758
4.875%, 1/17/17	2,925,000	3,148,195
(Zero Coupon), 4/18/36	1,289,000	359,328
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	530,578
Landwirtschaftliche Rentenbank
4.875%, 2/14/11^	1,891,000	2,000,508
4.125%, 7/15/13	500,000	520,000
Marshall & Ilsley Corp.
5.350%, 4/1/11	1,027,000	798,560
National City Bank/Ohio
6.200%, 12/15/11	$500,000	$491,224
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	853,907
Royal Bank of Scotland Group plc
5.000%, 10/1/14	250,000	157,853
Sovereign Bank
2.750%, 1/17/12	500,000	509,793
SunTrust Bank/Georgia
6.375%, 4/1/11	500,000	505,265
3.000%, 11/16/11	500,000	514,483
7.250%, 3/15/18	500,000	481,370
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,000,000	973,484
UBS AG/Connecticut
5.875%, 12/20/17	1,250,000	1,075,114
5.750%, 4/25/18	1,000,000	836,454
Wachovia Bank N.A.
4.875%, 2/1/15	1,000,000	821,632
6.600%, 1/15/38	1,700,000	1,344,453
Wachovia Corp.
5.300%, 10/15/11	1,000,000	987,177
5.700%, 8/1/13	976,000	912,049
5.250%, 8/1/14	1,000,000	830,309
5.625%, 10/15/16	1,447,000	1,115,515
Wells Fargo & Co.
4.625%, 8/9/10	2,000,000	1,974,976
3.000%, 12/9/11	1,480,000	1,530,166
5.250%, 10/23/12	940,000	913,409
4.375%, 1/31/13	1,000,000	932,051
4.950%, 10/16/13	500,000	442,771
5.625%, 12/11/17	470,000	428,834
Wells Fargo Bank N.A.
6.450%, 2/1/11	1,000,000	979,825
5.750%, 5/16/16	2,000,000	1,703,038
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	238,158

		49,333,222

Consumer Finance (0.3%)
American Express Co.
7.000%, 3/19/18	1,956,000	1,725,470
American Express Credit Corp.
5.875%, 5/2/13	1,500,000	1,316,967
Series C
7.300%, 8/20/13	1,500,000	1,392,381
American General Finance Corp.
5.400%, 12/1/15	440,000	162,795
Capital One Financial Corp.
5.500%, 6/1/15	500,000	404,732
Discover Financial Services
6.450%, 6/12/17	498,000	359,332
HSBC Finance Corp.
5.250%, 1/14/11	1,000,000	857,246
6.375%, 11/27/12	953,000	769,502
4.750%, 7/15/13	1,931,000	1,423,400
5.000%, 6/30/15	485,000	359,382
International Lease Finance Corp.
5.450%, 3/24/11	1,982,000	1,335,071
5.650%, 6/1/14	958,000	499,165
SLM Corp.
5.400%, 10/25/11	455,000	282,100

		10,887,543

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Diversified Financial Services (2.4%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	$500,000	$483,637
Bank of America Corp.
5.375%, 8/15/11	1,000,000	931,890
2.100%, 4/30/12	3,000,000	3,006,096
3.125%, 6/15/12	1,954,000	2,021,505
4.900%, 5/1/13	1,000,000	898,284
4.750%, 8/15/13	2,099,000	1,626,568
5.125%, 11/15/14	1,000,000	854,351
5.625%, 10/14/16	980,000	831,355
5.750%, 12/1/17	1,500,000	1,259,679
5.650%, 5/1/18	1,000,000	834,270
Bank of America N.A.
1.700%, 12/23/10	1,000,000	1,006,563
5.300%, 3/15/17	1,000,000	734,823
6.000%, 10/15/36	500,000	330,763
Boeing Capital Corp.
6.500%, 2/15/12	943,000	994,518
BP Capital Markets plc
5.250%, 11/7/13	750,000	802,760
4.750%, 3/10/19	250,000	245,958
Capital One Capital IV
6.745%, 2/17/37(l)	489,000	166,751
Caterpillar Financial Services Corp.
5.125%, 10/12/11	937,000	931,788
4.250%, 2/8/13	949,000	892,892
6.125%, 2/17/14	500,000	485,561
7.150%, 2/15/19	1,100,000	1,006,114
CIT Group, Inc.
5.800%, 7/28/11	500,000	360,571
5.000%, 2/1/15	565,000	344,000
Citigroup, Inc.
6.500%, 1/18/11	2,030,000	1,940,812
2.875%, 12/9/11	980,000	1,007,935
2.125%, 4/30/12	3,000,000	3,010,104
5.500%, 4/11/13	1,500,000	1,317,858
6.500%, 8/19/13	2,000,000	1,837,830
5.000%, 9/15/14	1,500,000	994,352
6.125%, 5/15/18	2,403,000	2,074,118
5.850%, 12/11/34	1,060,000	808,311
6.125%, 8/25/36	1,000,000	537,358
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	434,000	383,946
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	1,852,000	1,718,560
Credit Suisse USA, Inc.
5.250%, 3/2/11	958,000	968,738
Diageo Investment Corp.
7.450%, 4/15/35	200,000	215,244
General Electric Capital Corp.
1.625%, 1/7/11	500,000	502,837
3.000%, 12/9/11	2,956,000	3,043,616
5.875%, 2/15/12	2,829,000	2,808,280
2.200%, 6/8/12	1,000,000	1,006,457
5.250%, 10/19/12	1,500,000	1,444,075
5.450%, 1/15/13	1,500,000	1,444,515
5.400%, 2/15/17	924,000	808,712
5.625%, 5/1/18	2,000,000	1,739,042
6.750%, 3/15/32	1,129,000	915,504
5.875%, 1/14/38	966,000	690,000
6.875%, 1/10/39	2,500,000	2,038,975
IBM International Group Capital LLC
5.050%, 10/22/12	$500,000	$528,569
John Deere Capital Corp.
7.000%, 3/15/12	1,250,000	1,331,012
2.875%, 6/19/12	1,250,000	1,281,981
5.250%, 10/1/12	700,000	706,814
4.500%, 4/3/13	500,000	490,497
5.750%, 9/10/18	400,000	379,842
JPMorgan Chase & Co.
1.650%, 2/23/11	500,000	502,096
3.125%, 12/1/11	1,912,000	1,980,983
6.625%, 3/15/12	1,880,000	1,836,269
2.200%, 6/15/12	1,000,000	1,007,900
2.125%, 6/22/12	1,000,000	1,004,822
5.125%, 9/15/14	1,000,000	884,684
6.000%, 1/15/18	976,000	985,841
6.400%, 5/15/38	500,000	490,257
JPMorgan Chase Capital XV
5.875%, 3/15/35	490,000	287,347
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	474,000	321,254
JPMorgan Chase Capital XXV
6.800%, 10/1/37	995,000	658,960
K2 Corp.
0.000%, 2/15/10(b)(h)†	13,500,000	—
Links Finance LLC
0.000%, 12/31/09(b)(h)†	7,100,000	—
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49(l)	1,000,000	670,000
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	1,840,000	1,911,488
Textron Financial Corp.
5.400%, 4/28/13	200,000	122,182
Unilever Capital Corp.
4.800%, 2/15/19	750,000	747,278
5.900%, 11/15/32	500,000	511,544

		72,949,496

Insurance (0.3%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	233,070
Allstate Corp.
5.950%, 4/1/36	448,000	325,975
American International Group, Inc.
6.250%, 5/1/36	500,000	175,453
Berkshire Hathaway Finance Corp.
5.000%, 8/15/13	1,000,000	1,028,349
4.850%, 1/15/15	1,000,000	1,009,727
Chubb Corp.
5.750%, 5/15/18	250,000	246,854
6.500%, 5/15/38	500,000	479,819
General Electric Global Insurance Holdings Corp.
7.000%, 2/15/26	868,000	658,383
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	419,000	212,160
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	255,714
MetLife, Inc.
6.125%, 12/1/11	192,000	190,313
7.717%, 2/15/19	700,000	627,663
5.700%, 6/15/35	172,000	118,821
6.400%, 12/15/36	483,000	202,860
Principal Life Income Funding Trusts
5.125%, 3/1/11	1,867,000	1,840,500

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Prudential Financial, Inc.
4.500%, 7/15/13	$932,000	$703,787
6.000%, 12/1/17	879,000	580,498
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	485,135
Willis North America, Inc.
5.625%, 7/15/15	470,000	339,801

		9,714,882

Real Estate Investment Trusts (REITs) (0.1%)
ERP Operating LP
5.125%, 3/15/16	1,000,000	789,059
HCP, Inc.
6.000%, 1/30/17	500,000	336,458
Hospitality Properties Trust
5.625%, 3/15/17	250,000	120,560
HRPT Properties Trust
6.650%, 1/15/18	250,000	148,561
ProLogis
5.500%, 4/1/12	922,000	575,689
Simon Property Group LP
5.300%, 5/30/13	932,000	761,000
5.100%, 6/15/15	464,000	354,380

		3,085,707

Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp.
4.500%, 6/15/10	980,000	905,781
5.800%, 6/7/12	1,600,000	1,389,501

		2,295,282

Total Financials		197,198,937

Health Care (1.0%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	480,000	491,520
5.700%, 2/1/19	750,000	761,744
6.375%, 6/1/37	474,000	454,547
Genentech, Inc.
4.750%, 7/15/15	250,000	249,870

		1,957,681

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
5.900%, 9/1/16	936,000	987,745
Covidien International Finance S.A.
6.000%, 10/15/17	750,000	760,669

		1,748,414

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	668,000	551,141
Cardinal Health, Inc.
5.650%, 6/15/12	250,000	246,997
5.850%, 12/15/17	200,000	182,259
McKesson Corp.
6.500%, 2/15/14	300,000	310,303
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	248,116
UnitedHealth Group, Inc.
5.250%, 3/15/11	500,000	504,278
6.000%, 11/15/17	700,000	626,386
6.875%, 2/15/38	1,000,000	887,060
WellPoint Health Networks, Inc.
6.375%, 1/15/12	943,000	967,075
WellPoint, Inc.
5.250%, 1/15/16	$500,000	$456,228
5.850%, 1/15/36	500,000	404,271

		5,384,114

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	944,000	1,012,194
5.125%, 4/1/19	1,500,000	1,508,594
6.000%, 4/1/39	350,000	348,022
AstraZeneca plc
5.400%, 9/15/12	800,000	852,248
5.900%, 9/15/17	400,000	423,535
6.450%, 9/15/37	978,000	1,014,462
Bristol-Myers Squibb Co.
5.450%, 5/1/18	1,000,000	1,025,867
5.875%, 11/15/36	480,000	458,242
Eli Lilly & Co.
5.200%, 3/15/17	930,000	959,722
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,924,000	1,973,462
6.375%, 5/15/38	750,000	757,395
Johnson & Johnson
5.550%, 8/15/17	500,000	556,878
4.950%, 5/15/33	192,000	180,661
5.850%, 7/15/38^	600,000	625,846
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,037,948
5.750%, 11/15/36	300,000	285,272
Novartis Capital Corp.
4.125%, 2/10/14	300,000	306,568
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,000,000	1,015,322
Pfizer, Inc.
4.450%, 3/15/12	1,000,000	1,027,153
4.500%, 2/15/14	250,000	260,747
5.350%, 3/15/15	1,000,000	1,055,046
6.200%, 3/15/19	1,000,000	1,065,718
7.200%, 3/15/39	750,000	804,310
Schering-Plough Corp.
6.000%, 9/15/17	850,000	876,302
6.550%, 9/15/37	350,000	355,897
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	190,000	197,795
6.150%, 2/1/36	190,000	175,274
Wyeth
5.500%, 2/1/14	1,000,000	1,050,416
5.500%, 2/15/16	1,162,000	1,181,850
7.250%, 3/1/23	483,000	535,027
5.950%, 4/1/37	500,000	470,868

		23,398,641

Total Health Care		32,488,850

Industrials (0.8%)
Aerospace & Defense (0.2%)
General Dynamics Corp.
5.250%, 2/1/14	600,000	639,872
Goodrich Corp.
6.125%, 3/1/19	250,000	242,492
Honeywell International, Inc.
5.300%, 3/1/18	944,000	964,801
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	479,091
7.750%, 5/1/26	476,000	544,822

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Systems Corp.
7.125%, 2/15/11	$750,000	$800,269
7.750%, 2/15/31	286,000	345,690
United Technologies Corp.
4.875%, 5/1/15	600,000	628,717
6.125%, 2/1/19	500,000	538,261
6.050%, 6/1/36	666,000	666,667
6.125%, 7/15/38	500,000	507,622

		6,358,304

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
4.500%, 1/15/13	1,000,000	1,050,976
6.200%, 1/15/38	490,000	498,562

		1,549,538

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	352,550

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	500,000	455,000
Johns Hopkins University
5.250%, 7/1/19	500,000	494,930
Pitney Bowes, Inc.
5.750%, 9/15/17	480,000	478,714
R.R. Donnelley & Sons Co.
11.250%, 2/1/19	300,000	259,473
Vanderbilt University
5.250%, 4/1/19	100,000	102,085
Waste Management, Inc.
6.375%, 11/15/12	500,000	503,481
7.375%, 3/11/19	700,000	713,947

		3,007,630

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19	500,000	505,548

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	500,000	526,564
5.700%, 3/15/37	200,000	203,383
General Electric Co.
5.000%, 2/1/13	1,000,000	1,000,112
5.250%, 12/6/17	1,500,000	1,387,215
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	500,000	466,772
Philips Electronics N.V.
6.875%, 3/11/38	952,000	923,507
Tyco Electronics Group S.A.
6.000%, 10/1/12	948,000	806,707
Tyco International Finance S.A.
6.000%, 11/15/13	431,000	405,510
8.500%, 1/15/19	300,000	309,656

		6,029,426

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	750,000	643,463
Danaher Corp.
5.400%, 3/1/19	500,000	506,101
Dover Corp.
5.450%, 3/15/18	466,000	479,614

		1,629,178

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
5.900%, 7/1/12	$948,000	$989,874
6.150%, 5/1/37	500,000	458,900
Canadian National Railway Co.
6.200%, 6/1/36	481,000	481,579
CSX Corp.
6.250%, 3/15/18	460,000	396,272
7.450%, 4/1/38	300,000	246,625
Norfolk Southern Corp.
7.700%, 5/15/17	190,000	211,935
7.050%, 5/1/37	700,000	724,432
Union Pacific Corp.
7.875%, 1/15/19	750,000	827,114
6.125%, 2/15/20	1,000,000	973,358

		5,310,089

Total Industrials		24,742,263

Information Technology (0.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.250%, 2/22/11	500,000	528,650
4.950%, 2/15/19	1,500,000	1,475,797
5.900%, 2/15/39	500,000	459,408
Motorola, Inc.
6.000%, 11/15/17	478,000	370,694

		2,834,549

Computers & Peripherals (0.2%)
Hewlett-Packard Co.
5.250%, 3/1/12	469,000	492,455
4.750%, 6/2/14	1,000,000	1,010,927
5.500%, 3/1/18	500,000	512,714
International Business Machines Corp.
5.700%, 9/14/17	2,000,000	2,071,744
6.500%, 1/15/28	975,000	999,430

		5,087,270

IT Services (0.0%)
Electronic Data Systems Corp. Series B
6.000%, 8/1/13	473,000	500,966
Western Union Co.
5.400%, 11/17/11	937,000	955,431

		1,456,397

Office Electronics (0.0%)
Xerox Corp.
5.500%, 5/15/12	920,000	796,784
6.350%, 5/15/18	970,000	722,650

		1,519,434

Software (0.1%)
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,056,789
5.250%, 1/15/16	920,000	938,058
6.500%, 4/15/38	500,000	498,688

		2,493,535

Total Information Technology		13,391,185

Materials (0.5%)
Chemicals (0.2%)
Dow Chemical Co.
6.000%, 10/1/12	927,000	796,093

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	$1,000,000	$1,057,116
6.000%, 7/15/18	500,000	502,063
5.750%, 3/15/19	500,000	491,031
5.600%, 12/15/36	100,000	85,440
Lubrizol Corp.
8.875%, 2/1/19	500,000	514,217
Monsanto Co.
5.125%, 4/15/18	200,000	201,940
5.875%, 4/15/38	150,000	144,053
PPG Industries, Inc.
6.650%, 3/15/18	300,000	293,399
Praxair, Inc.
4.625%, 3/30/15	503,000	522,077
Rohm and Haas Co.
7.850%, 7/15/29	800,000	662,286

		5,269,715

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	200,000	116,000

Metals & Mining (0.3%)
Alcoa, Inc.
7.375%, 8/1/10	470,000	470,255
5.900%, 2/1/27	470,000	263,336
ArcelorMittal S.A.
5.375%, 6/1/13	500,000	388,105
6.125%, 6/1/18	250,000	180,863
Barrick Gold Corp.
6.950%, 4/1/19	250,000	251,141
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	95,785
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	444,000	451,467
5.500%, 4/1/14	500,000	503,447
6.500%, 4/1/19	500,000	507,279
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	935,000
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	1,400,000	1,255,402
7.125%, 7/15/28	300,000	246,304
Vale Overseas Ltd.
6.250%, 1/23/17	1,000,000	985,604
6.875%, 11/21/36	966,000	834,179
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	352,915

		7,721,082

Paper & Forest Products (0.0%)
International Paper Co.
7.400%, 6/15/14	500,000	412,473
Weyerhaeuser Co.
7.375%, 3/15/32	929,000	620,777

		1,033,250

Total Materials		14,140,047

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.1%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	375,000	328,206
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,074,508
AT&T, Inc.
6.250%, 3/15/11	955,000	997,492
4.950%, 1/15/13	$1,900,000	$1,927,465
5.500%, 2/1/18	1,200,000	1,160,346
5.800%, 2/15/19	1,000,000	978,932
6.150%, 9/15/34	478,000	418,787
6.800%, 5/15/36	482,000	455,281
6.300%, 1/15/38	1,000,000	878,112
6.400%, 5/15/38	942,000	838,105
BellSouth Capital Funding Corp.
7.875%, 2/15/30	486,000	496,219
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,579,980
6.875%, 10/15/31	1,000,000	951,200
6.000%, 11/15/34	205,000	183,622
British Telecommunications plc
8.625%, 12/15/10	951,000	989,732
5.950%, 1/15/18	500,000	406,942
9.125%, 12/15/30	490,000	445,367
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,000,000	996,953
6.750%, 8/20/18	1,000,000	1,004,306
8.750%, 6/15/30	572,000	611,072
9.250%, 6/1/32	200,000	222,260
Embarq Corp.
7.082%, 6/1/16	500,000	450,000
7.995%, 6/1/36	500,000	375,000
France Telecom S.A.
7.750%, 3/1/11	1,872,000	2,004,897
8.500%, 3/1/31	500,000	630,402
Koninklijke (Royal) KPN N.V.
8.375%, 10/1/30	500,000	518,044
Qwest Corp.
6.500%, 6/1/17	750,000	622,500
Telecom Italia Capital S.A.
6.999%, 6/4/18	500,000	453,193
6.375%, 11/15/33	971,000	707,476
7.721%, 6/4/38	500,000	415,872
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	900,000	925,708
6.221%, 7/3/17	473,000	484,737
7.045%, 6/20/36	1,500,000	1,541,292
Verizon Communications, Inc.
4.350%, 2/15/13	1,500,000	1,487,932
5.550%, 2/15/16	930,000	915,055
5.500%, 2/15/18	918,000	874,234
8.750%, 11/1/18	500,000	572,090
7.750%, 12/1/30	779,000	793,696
5.850%, 9/15/35	185,000	157,179
6.400%, 2/15/38	833,000	755,159
8.950%, 3/1/39	1,250,000	1,436,493
Verizon New England, Inc.
6.500%, 9/15/11	563,000	583,435
Verizon New York, Inc. Series A
6.875%, 4/1/12	750,000	768,194

		34,417,475

Wireless Telecommunication Services (0.4%)
Alltel Corp.
7.875%, 7/1/32	150,000	152,466
America Movil S.A.B. de C.V.
5.625%, 11/15/17	934,000	847,031
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	300,000	320,552
8.125%, 5/1/12	953,000	1,038,967

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
8.750%, 3/1/31	$1,800,000	$1,973,983
Rogers Communications, Inc.
6.375%, 3/1/14	1,000,000	1,012,379
6.800%, 8/15/18	500,000	499,739
Verizon Wireless Capital LLC
5.250%, 2/1/12(b)§	600,000	608,047
5.550%, 2/1/14(b)§	2,000,000	2,001,672
8.500%, 11/15/18(b)§	500,000	571,161
Vodafone Group plc
5.350%, 2/27/12	500,000	507,635
5.625%, 2/27/17	1,500,000	1,486,633
7.875%, 2/15/30	482,000	529,538
6.150%, 2/27/37	473,000	445,981

		11,995,784

Total Telecommunication Services		46,413,259

Utilities (1.2%)
Electric Utilities (1.0%)
Appalachian Power Co. Series P
6.700%, 8/15/37	210,000	179,124
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	500,000	444,237
Columbus Southern Power Co. Series D
6.600%, 3/1/33	460,000	399,656
Commonwealth Edison Co.
6.150%, 9/15/17	940,000	893,305
5.900%, 3/15/36	441,000	361,134
Consolidated Edison Co. of New York, Inc. Series 02-B
4.875%, 2/1/13	922,000	925,035
Series 07-A
6.300%, 8/15/37	444,000	411,499
Detroit Edison Co. Series A
6.625%, 6/1/36	100,000	97,591
Series G
5.600%, 6/15/18	250,000	244,952
Dominion Resources, Inc.
7.000%, 6/15/38	500,000	477,856
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	498,585
Duke Energy Corp.
6.300%, 2/1/14	500,000	511,865
Duke Energy Indiana, Inc.
6.450%, 4/1/39	155,000	158,751
Duke Energy Ohio, Inc.
5.700%, 9/15/12	880,000	898,491
5.450%, 4/1/19	500,000	504,369
Exelon Corp.
4.450%, 6/15/10	450,000	442,471
FirstEnergy Corp. Series B
6.450%, 11/15/11	454,000	454,411
Series C
7.375%, 11/15/31	369,000	300,283
Florida Power & Light Co.
5.550%, 11/1/17	500,000	526,596
5.950%, 2/1/38	500,000	505,480
Florida Power Corp.
6.400%, 6/15/38	500,000	522,383
Georgia Power Co.
6.000%, 11/1/13	$1,000,000	$1,083,827
5.400%, 6/1/18	500,000	508,051
5.950%, 2/1/39	250,000	245,863
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,438,968
Indiana Michigan Power Co.
7.000%, 3/15/19	750,000	732,380
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	507,242
MidAmerican Energy Co.
6.750%, 12/30/31	193,000	192,528
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	750,000	737,823
6.500%, 9/15/37	1,250,000	1,155,961
MidAmerican Funding LLC
6.927%, 3/1/29	482,000	462,661
Nevada Power Co.
7.125%, 3/15/19	500,000	490,888
Northern States Power Co.
5.250%, 3/1/18	1,000,000	1,018,762
Oncor Electric Delivery Co.
6.800%, 9/1/18(b)§	500,000	490,255
7.250%, 1/15/33	250,000	230,892
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	534,696
4.800%, 3/1/14	750,000	753,944
6.050%, 3/1/34	788,000	771,093
PacifiCorp
5.500%, 1/15/19	300,000	307,131
6.000%, 1/15/39	500,000	493,794
PPL Electric Utilities Corp.
7.125%, 11/30/13	500,000	548,449
Progress Energy Carolinas, Inc.
5.300%, 1/15/19	1,000,000	1,012,406
Public Service Co. of Colorado
6.250%, 9/1/37	329,000	341,508
Public Service Electric & Gas Co.
5.300%, 5/1/18	250,000	252,032
5.800%, 5/1/37	250,000	239,319
San Diego Gas & Electric Co.
6.125%, 9/15/37	250,000	258,756
South Carolina Electric & Gas Co.
6.050%, 1/15/38	500,000	495,234
Southern California Edison Co.
5.750%, 3/15/14	500,000	540,608
Series 08-A
5.950%, 2/1/38	500,000	495,188
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	231,407
Union Electric Co.
6.700%, 2/1/19	500,000	476,260
8.450%, 3/15/39	160,000	161,386
Virginia Electric & Power Co. Series A
5.400%, 1/15/16	930,000	941,181
6.000%, 5/15/37	500,000	479,043

		29,387,610

Gas Utilities (0.0%)
Centerpoint Energy, Inc.
6.500%, 5/1/18	500,000	418,446
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	214,284

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Southern California Gas Co.
5.500%, 3/15/14	$250,000	$266,938

		899,668

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.
7.000%, 4/1/12	901,000	884,924
Tennessee Valley Authority
5.500%, 7/18/17	478,000	533,647
6.750%, 11/1/25	492,000	595,355
6.150%, 1/15/38	488,000	576,879

		2,590,805

Multi-Utilities (0.1%)
Dominion Resources, Inc. Series 07-A
6.000%, 11/30/17	941,000	926,220
Series C
5.150%, 7/15/15	271,000	259,938
NiSource Finance Corp.
6.400%, 3/15/18	250,000	202,289
6.800%, 1/15/19	500,000	401,811
Sempra Energy
9.800%, 2/15/19	1,000,000	1,107,634

		2,897,892

Total Utilities		35,775,975

Total Corporate Bonds		480,063,697

Government Securities (79.4%)
Foreign Governments (1.2%)
Eksportfinans A/S
5.000%, 2/14/12	$1,930,000	2,007,196
Export Development Canada
2.625%, 11/15/11	1,000,000	1,008,060
Export-Import Bank of Korea
5.125%, 2/14/11	500,000	491,855
Federative Republic of Brazil
6.000%, 1/17/17	2,500,000	2,493,750
8.000%, 1/15/18	1,500,000	1,636,500
5.875%, 1/15/19	500,000	486,250
8.250%, 1/20/34	2,655,000	2,947,050
Korea Development Bank
8.000%, 1/23/14	1,000,000	1,028,673
Oesterreichische Kontrollbank AG
2.875%, 3/15/11	500,000	508,150
4.875%, 2/16/16	1,943,000	2,143,972
Province of British Columbia
6.500%, 1/15/26	300,000	369,323
Province of Manitoba
4.900%, 12/6/16	250,000	256,316
Province of Nova Scotia
5.125%, 1/26/17	1,025,000	1,095,571
Province of Ontario
2.625%, 1/20/12	1,700,000	1,712,032
3.500%, 7/15/13^	1,000,000	1,022,839
Province of Quebec
4.600%, 5/26/15^	1,270,000	1,315,589
7.500%, 9/15/29	2,000,000	2,577,902
Republic of Chile
5.500%, 1/15/13	350,000	374,500
Republic of Italy
5.625%, 6/15/12	1,948,000	2,067,446
4.500%, 1/21/15	1,907,000	1,912,101
5.375%, 6/12/17	$500,000	$506,202
6.875%, 9/27/23	463,000	527,989
Republic of Peru
8.375%, 5/3/16	500,000	555,250
7.125%, 3/30/19	200,000	202,700
6.550%, 3/14/37	678,000	606,810
State of Israel
5.500%, 11/9/16	464,000	498,800
5.125%, 3/26/19	500,000	496,506
Svensk Exportkredit AB
4.500%, 9/27/10	1,000,000	1,034,749
5.125%, 3/1/17	250,000	259,687
United Mexican States
5.875%, 2/17/14	1,500,000	1,548,750
6.625%, 3/3/15	474,000	498,885
5.950%, 3/19/19	500,000	487,500
8.125%, 12/30/19	958,000	1,072,960
8.300%, 8/15/31	968,000	1,073,028
6.750%, 9/27/34	886,000	834,435

		37,659,326

Supranational (0.8%)
Asian Development Bank
2.125%, 3/15/12	2,000,000	2,011,400
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	426,843
European Investment Bank
4.125%, 9/15/10	946,000	983,035
3.250%, 2/15/11	2,000,000	2,059,380
3.250%, 10/14/11	2,500,000	2,596,330
2.000%, 2/10/12	2,000,000	2,004,183
4.625%, 5/15/14	3,760,000	4,042,534
4.875%, 2/16/16	943,000	1,025,369
5.125%, 5/30/17	2,000,000	2,171,730
Inter-American Development Bank
5.000%, 4/5/11	1,907,000	2,023,176
4.250%, 9/10/18	967,000	1,007,107
International Bank for Reconstruction & Development
3.500%, 10/8/13	1,000,000	1,039,033
5.000%, 4/1/16	500,000	549,383
7.625%, 1/19/23	491,000	670,073
Nordic Investment Bank
3.125%, 2/15/11	1,000,000	1,020,349
5.000%, 2/1/17	500,000	566,079

		24,196,004

U.S. Government Agencies (47.4%)
Federal Farm Credit Bank
4.750%, 5/7/10	955,000	993,168
5.375%, 7/18/11	1,920,000	2,077,870
3.875%, 8/25/11	960,000	1,009,339
4.100%, 5/15/13	955,000	958,327
5.125%, 8/25/16	485,000	533,847
4.875%, 1/17/17	4,835,000	5,264,885
Federal Home Loan Bank
2.375%, 4/30/10	9,790,000	9,933,306
3.375%, 8/13/10	4,780,000	4,923,954
3.375%, 10/20/10	1,910,000	1,972,604
1.625%, 3/16/11	5,000,000	5,017,855
4.875%, 11/18/11	8,830,000	9,560,691
2.250%, 4/13/12	5,000,000	5,038,175
3.375%, 2/27/13	6,000,000	6,258,438
3.625%, 10/18/13	5,000,000	5,215,220
4.875%, 5/17/17	2,000,000	2,170,426

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 6/5/17	$950,000	$1,075,051
5.000%, 11/17/17	1,940,000	2,119,677
5.500%, 7/15/36	490,000	559,543
Federal Home Loan Bank of Chicago
5.625%, 6/13/16	1,000,000	976,238
Federal Home Loan Mortgage Corp.
2.875%, 4/30/10	16,600,000	16,910,885
4.000%, 6/1/10	215,859	217,943
1.500%, 1/7/11	5,000,000	5,015,140
2.050%, 3/9/11	500,000	501,835
2.000%, 3/16/11	1,000,000	1,000,740
1.625%, 4/26/11	2,000,000	2,005,904
5.500%, 9/15/11	15,000,000	16,390,620
4.750%, 3/5/12	8,900,000	9,642,278
2.625%, 3/19/12	250,000	251,141
2.125%, 3/23/12	5,000,000	5,037,890
2.500%, 3/23/12	250,000	250,455
4.125%, 12/21/12	10,000,000	10,737,150
2.500%, 4/8/13	500,000	500,354
3.500%, 5/29/13	5,000,000	5,253,580
4.875%, 11/15/13	3,844,000	4,262,800
2.500%, 1/7/14	4,000,000	4,002,804
5.500%, 2/1/14	54,365	56,429
3.250%, 3/3/14	1,000,000	1,001,664
5.000%, 7/15/14	5,000,000	5,607,375
4.500%, 1/15/15	1,916,000	2,105,372
4.375%, 7/17/15	5,000,000	5,453,320
4.750%, 11/17/15	3,836,000	4,247,568
5.125%, 10/18/16	1,500,000	1,668,487
6.000%, 2/1/17	81,966	86,356
6.000%, 4/1/17	70,855	74,122
4.875%, 6/13/18	12,000,000	13,307,448
5.000%, 3/25/19	500,000	502,352
3.750%, 3/27/19	1,000,000	1,013,431
4.500%, 4/1/21	7,165,000	7,420,850
4.500%, 12/1/23	6,325,688	6,516,618
6.750%, 3/15/31	690,000	920,362
6.250%, 7/15/32	1,691,000	2,148,772
5.000%, 4/1/34	937,973	970,408
4.774%, 1/1/35(l)	1,114,198	1,143,030
6.000%, 2/1/35	578,013	605,226
5.000%, 5/1/35	11,537,796	11,936,774
5.500%, 10/1/35	194,262	202,012
5.500%, 11/1/35	8,502,078	8,841,248
5.000%, 12/1/35	9,018,414	9,324,635
5.313%, 4/1/36(l)	1,096,762	1,131,095
5.540%, 4/1/36(l)	1,726,250	1,790,105
5.000%, 5/1/36	156,823	161,977
5.849%, 11/1/36(l)	900,570	932,893
6.000%, 11/1/36	4,999,999	5,233,837
5.500%, 12/1/36	36,073	37,473
5.561%, 1/1/37(l)	6,676,101	6,908,816
5.672%, 1/1/37(l)	1,606,562	1,664,863
5.922%, 5/1/37(l)	10,476,309	10,898,468
6.000%, 5/1/37	605,237	633,447
5.414%, 6/1/37(l)	590,379	610,968
5.515%, 6/1/37(l)	5,795,458	6,014,436
5.566%, 6/1/37(l)	662,886	688,536
6.000%, 6/1/37	1,661,649	1,739,100
5.458%, 7/1/37(l)	990,976	1,027,209
5.500%, 8/1/37	528,931	549,429
6.000%, 8/1/37	949,267	993,513
5.500%, 10/1/37	3,561,612	3,699,598
6.000%, 10/1/37	$7,672,976	$8,030,624
6.000%, 11/1/37	568,262	594,749
5.500%, 12/1/37	2,510,861	2,608,138
5.235%, 1/1/38(l)	10,229,899	10,545,375
5.500%, 1/1/38	313,099	325,230
6.000%, 1/1/38	2,356,734	2,466,584
5.500%, 2/1/38	192,790	200,260
6.000%, 2/1/38	257,271	269,249
5.000%, 3/1/38	1,578,811	1,630,111
5.500%, 4/1/38	15,798,365	16,410,435
6.000%, 5/1/38	12,483,242	13,064,400
5.000%, 7/1/38	12,841,132	13,258,373
5.500%, 7/1/38	1,272,839	1,322,152
6.000%, 7/1/38	14,693,651	15,377,715
5.500%, 8/1/38	14,016,288	14,559,315
5.500%, 9/1/38	558,337	579,968
6.000%, 9/1/38	234,620	245,543
5.500%, 10/1/38	20,516,301	21,311,156
6.000%, 10/1/38	4,999,999	5,232,775
5.000%, 11/1/38	12,008,273	12,423,520
6.000%, 11/1/38	188,224	196,987
5.000%, 12/1/38	1,605,976	1,658,158
5.500%, 12/1/38	9,998,549	10,385,919
6.000%, 12/1/38	20,003,710	20,934,984
5.000%, 1/1/39	160,456	165,669
5.500%, 2/1/39	823,560	855,467
5.000%, 3/1/39	4,839,545	4,996,310
5.500%, 3/1/39	553,952	575,358
4.000%, 4/15/24 TBA	7,000,000	7,107,184
4.500%, 4/15/24 TBA	20,000,000	20,575,000
5.000%, 4/15/24 TBA	30,500,000	31,615,141
5.500%, 4/15/24 TBA	3,000,000	3,127,500
6.000%, 4/15/24 TBA	2,000,000	2,094,376
4.500%, 4/15/39 TBA	12,500,000	12,757,813
5.000%, 4/15/39 TBA	22,000,000	22,687,500
5.500%, 4/15/39 TBA	40,000,000	41,500,000
6.000%, 4/15/39 TBA	17,500,000	18,292,960
6.500%, 4/15/39 TBA	52,500,000	55,338,255
4.500%, 5/15/39 TBA	10,000,000	10,171,880
Federal National Mortgage Association
2.500%, 4/9/10	2,872,000	2,909,505
4.750%, 12/15/10	2,536,000	2,688,381
2.000%, 2/11/11	500,000	501,517
2.000%, 3/2/11	500,000	501,363
1.750%, 3/23/11	18,000,000	18,115,830
2.000%, 4/1/11	2,000,000	2,005,210
2.125%, 4/15/11	250,000	251,188
6.000%, 5/15/11	1,916,000	2,101,247
2.000%, 1/9/12^	2,000,000	2,020,160
2.500%, 3/19/12	2,000,000	2,012,326
3.625%, 2/12/13	3,000,000	3,176,223
4.350%, 5/29/13	1,911,000	1,921,258
4.625%, 10/15/13	4,799,000	5,269,609
3.000%, 1/13/14	6,899,000	6,895,019
2.750%, 2/5/14^	5,000,000	5,073,415
3.150%, 2/18/14	250,000	250,335
3.375%, 3/10/14	250,000	251,689
2.750%, 3/13/14	5,000,000	5,059,685
4.375%, 10/15/15	1,434,000	1,552,585
4.000%, 3/10/16	2,000,000	2,023,196
5.000%, 3/15/16	1,438,000	1,595,846
5.375%, 7/15/16	2,000,000	2,280,736
5.500%, 2/1/17	102,770	107,900

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 6/1/17	$32,909	$34,552
5.375%, 6/12/17	5,000,000	5,582,015
5.500%, 8/1/17	30,073	31,575
5.500%, 10/1/17	30,042	31,542
5.500%, 1/1/18	100,973	106,014
5.500%, 4/1/18	115,769	121,403
5.500%, 11/1/18	1,027,722	1,079,022
5.500%, 3/1/19	102,956	108,021
5.500%, 5/1/19	265,645	278,905
5.500%, 7/1/19	22,987	24,077
5.500%, 8/1/19	163,538	171,293
5.500%, 9/1/19	104,097	109,033
5.500%, 11/1/19	96,652	101,234
5.500%, 6/1/20	893,419	937,554
5.500%, 10/1/20	177,219	185,290
5.500%, 1/1/21	191,211	199,680
5.500%, 2/1/21	68,942	71,996
6.000%, 8/1/21	368,791	386,513
5.000%, 12/1/22	2,999,701	3,114,784
5.500%, 12/1/22	3,752,795	3,917,042
5.000%, 1/1/23	285,844	296,794
5.000%, 3/1/23	500,000	519,155
5.500%, 3/1/23	446,835	466,391
4.000%, 4/1/23	1,738,378	1,769,952
4.500%, 4/1/23	673,561	694,312
5.000%, 4/1/23	348,366	361,711
4.500%, 5/1/23	1,291,267	1,331,049
6.000%, 5/1/23	2,421,143	2,537,348
4.000%, 6/1/23	1,067,066	1,086,447
4.500%, 6/1/23	5,503,882	5,673,447
5.000%, 6/1/23	7,821,577	8,121,229
5.000%, 7/1/23	5,999,404	6,229,232
6.000%, 7/1/23	3,210,067	3,364,137
5.000%, 8/1/23	3,999,602	4,152,820
5.500%, 8/1/23	4,363,829	4,554,819
5.000%, 10/1/23	25,265	26,233
4.500%, 4/1/24	12,550,000	12,935,390
5.800%, 2/9/26	481,000	500,117
7.125%, 1/15/30	1,474,000	2,025,332
7.250%, 5/15/30	1,000,000	1,396,025
6.625%, 11/15/30	4,000,000	5,249,052
7.000%, 4/1/32	24,012	25,876
6.500%, 6/1/32	36,775	39,032
6.500%, 8/1/32	51,670	54,907
6.500%, 9/1/32	467,491	496,193
5.500%, 12/1/32	21,691	22,614
5.000%, 1/1/33	979,859	1,015,149
5.500%, 3/1/33	985,169	1,026,807
5.500%, 6/1/33	60,305	62,854
5.000%, 7/1/33	340,378	352,636
5.000%, 8/1/33	2,264,447	2,344,234
5.000%, 11/1/33	891,594	923,009
4.703%, 1/1/34(l)	5,056,823	5,215,067
5.000%, 2/1/34	453,226	468,770
6.000%, 2/1/34	940,936	987,882
5.000%, 3/1/34	1,423,891	1,474,060
5.000%, 4/1/34	1,218,712	1,260,509
5.000%, 5/1/34	1,096,215	1,133,812
5.000%, 7/1/34	1,364,511	1,412,588
5.000%, 8/1/34	1,722,754	1,784,800
5.500%, 8/1/34	73,145	76,145
6.000%, 8/1/34	576,201	604,949
5.500%, 11/1/34	2,089,677	2,175,387
5.000%, 12/1/34	$1,517,824	$1,571,304
5.000%, 2/1/35	328,794	340,071
6.500%, 2/1/35	565,761	597,226
5.000%, 3/1/35	462,809	478,681
6.000%, 4/1/35	3,172,120	3,332,368
5.500%, 8/1/35	3,536,737	3,680,446
4.500%, 9/1/35	6,207,818	6,352,647
5.000%, 9/1/35	449,903	465,755
5.500%, 10/1/35	14,753,846	15,347,814
5.000%, 11/1/35	17,291,432	17,881,773
5.500%, 12/1/35	17,140,095	17,828,945
5.000%, 2/1/36	6,894,973	7,130,372
6.000%, 3/1/36	10,261,923	10,741,848
5.500%, 6/1/36	8,518,646	8,852,436
5.000%, 7/1/36	16,944,047	17,506,642
6.000%, 8/1/36	211,196	220,974
6.500%, 8/1/36	2,555,296	2,701,321
6.000%, 9/1/36	5,693,065	5,956,646
6.000%, 10/1/36	4,708,178	4,926,161
6.500%, 10/1/36	1,726,533	1,820,936
6.000%, 11/1/36	1,335,996	1,397,852
6.000%, 12/1/36	2,985,658	3,123,891
6.500%, 12/1/36	1,587,084	1,673,862
6.000%, 1/1/37	974,316	1,019,426
5.000%, 2/1/37	374,156	386,500
5.500%, 2/1/37	189,901	197,302
6.000%, 2/1/37	942,457	985,838
5.500%, 4/1/37	209,303	217,450
6.000%, 4/1/37	2,889,877	3,021,706
7.000%, 4/1/37	1,804,988	1,924,725
5.500%, 5/1/37	200,957	208,780
5.000%, 7/1/37	1,298,064	1,340,889
5.500%, 7/1/37	464,813	482,907
6.500%, 7/1/37	5,653,270	5,962,378
5.625%, 7/15/37	491,000	548,142
5.500%, 8/1/37	568,557	591,051
6.000%, 8/1/37	50,922	53,280
5.000%, 9/1/37	185,504	191,624
5.809%, 9/1/37(l)	7,013,073	7,290,407
6.000%, 9/1/37	15,309,702	16,018,312
5.500%, 10/1/37	279,934	290,891
6.500%, 10/1/37	1,295,547	1,366,384
5.000%, 11/1/37	117,667	121,549
6.000%, 11/1/37	2,530,751	2,646,198
7.500%, 11/1/37	578,285	615,321
6.500%, 12/1/37	3,616,562	3,814,104
5.000%, 1/1/38	807,860	834,512
6.000%, 1/1/38	195,539	204,459
5.000%, 2/1/38	17,026,318	17,602,643
5.500%, 2/1/38	151,738	157,677
5.000%, 3/1/38	3,225,239	3,331,640
6.000%, 3/1/38	73,020	76,351
5.500%, 4/1/38	339,546	352,764
5.500%, 5/1/38	2,241,104	2,328,346
6.000%, 5/1/38	18,372,581	19,210,694
5.000%, 6/1/38	405,186	418,554
5.500%, 6/1/38	59,107,095	61,416,305
6.000%, 6/1/38	1,187,833	1,242,019
4.953%, 7/1/38(l)	9,999,037	10,216,834
5.500%, 7/1/38	132,067	137,208
6.000%, 7/1/38	498,027	520,746
6.000%, 8/1/38	1,664,589	1,740,524
5.500%, 9/1/38	3,095,415	3,215,914

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 9/1/38	$398,871	$420,658
6.500%, 11/1/38	2,192,259	2,312,004
5.500%, 12/1/38	5,974,747	6,207,332
5.435%, 2/1/39(l)	10,067,036	10,436,694
4.500%, 3/1/39	2,500,000	2,557,544
5.000%, 3/1/39	2,000,000	2,065,981
4.500%, 4/1/39	3,000,000	3,069,353
5.500%, 4/25/24 TBA	2,000,000	2,085,000
4.000%, 4/25/39 TBA	5,000,000	5,026,953
5.000%, 4/25/39 TBA	25,000,000	25,796,875
5.500%, 4/25/39 TBA	45,000,000	46,701,540
6.000%, 4/25/39 TBA	25,000,000	26,109,375
6.500%, 4/25/39 TBA	10,000,000	10,531,250
Government National Mortgage Association
6.000%, 1/15/29	19,254	20,270
6.000%, 6/15/29	11,265	11,860
6.000%, 12/15/31	20,899	22,001
7.000%, 2/15/32	17,035	18,204
6.500%, 5/15/32	249,124	264,947
6.000%, 7/15/32	19,189	20,196
6.000%, 1/15/33	13,137	13,818
6.500%, 1/15/33	208,876	222,803
6.500%, 2/15/33	259,547	277,080
7.000%, 2/15/33	13,030	13,861
5.500%, 4/15/33	33,893	35,407
6.500%, 6/15/34	267,606	285,554
6.500%, 8/15/34	2,123,899	2,236,971
6.000%, 9/15/34	428,235	449,358
6.000%, 12/15/34	33,594	35,251
6.000%, 1/15/35	148,341	155,426
6.000%, 2/15/35	72,632	76,101
6.000%, 3/15/35	313,882	328,875
6.000%, 5/15/35	30,183	31,625
6.000%, 7/15/35	169,720	179,161
6.000%, 9/15/35	22,266	23,330
6.000%, 10/15/35	60,634	63,530
6.000%, 12/15/35	108,078	113,240
6.500%, 12/15/35	2,452,502	2,580,707
6.000%, 1/15/36	28,485	29,828
6.000%, 2/15/36	26,397	27,641
6.000%, 3/15/36	47,822	50,077
6.000%, 4/15/36	51,273	53,690
6.000%, 5/15/36	328,365	343,844
6.000%, 6/15/36	1,134,946	1,188,447
6.000%, 7/15/36	810,798	849,019
6.000%, 8/15/36	879,301	920,687
6.000%, 9/15/36	612,127	640,983
6.000%, 10/15/36	1,512,627	1,583,933
6.500%, 8/15/37	41,173	43,254
6.500%, 9/15/37	34,381	36,119
6.500%, 3/15/38	68,862	72,332
6.000%, 4/15/38	7,999,997	8,375,962
6.000%, 5/15/38	1,000,001	1,046,203
6.000%, 7/15/38	1,283,031	1,342,944
6.000%, 8/15/38	1,192,830	1,247,942
6.500%, 8/15/38	965,343	1,013,984
6.000%, 9/15/38	1,055,262	1,104,085
6.500%, 9/15/38	921,140	967,555
6.000%, 10/15/38	3,474,205	3,635,548
6.500%, 10/15/38	964,209	1,014,696
6.000%, 11/15/38	3,196,993	3,345,532
6.500%, 11/15/38	1,000,000	1,050,389
6.000%, 12/15/38	2,893,844	3,027,547
6.500%, 12/15/38	$3,591,429	$3,772,394
5.500%, 1/15/39	36,002,402	37,519,548
6.000%, 1/15/39	641,404	671,038
6.500%, 1/15/39	413,169	433,988
6.000%, 2/15/39	800,000	836,962
6.000%, 3/15/39	292,096	305,592
4.500%, 4/15/39 TBA	2,000,000	2,045,624
5.000%, 4/15/39 TBA	32,000,000	33,180,000
5.500%, 4/15/39 TBA	17,000,000	17,690,625
6.000%, 4/15/39 TBA	15,000,000	15,670,320
6.500%, 4/15/39 TBA	3,000,000	3,147,186

		1,459,723,906

U.S. Treasuries (30.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,920,000	2,896,950
9.250%, 2/15/16	2,604,000	3,747,523
7.250%, 5/15/16	4,432,000	5,840,893
7.500%, 11/15/16	2,894,000	3,885,421
8.875%, 8/15/17	2,903,000	4,235,657
8.500%, 2/15/20	7,891,000	11,782,249
8.125%, 5/15/21	6,000,000	8,891,250
8.000%, 11/15/21	6,767,000	10,013,049
6.750%, 8/15/26	4,947,000	7,037,107
6.625%, 2/15/27	3,409,000	4,800,830
6.375%, 8/15/27	5,422,000	7,470,497
6.125%, 11/15/27^	6,950,000	9,343,406
5.500%, 8/15/28	4,500,000	5,679,139
5.250%, 11/15/28	4,500,000	5,535,000
5.250%, 2/15/29	5,500,000	6,772,733
6.125%, 8/15/29	5,919,000	8,057,239
6.250%, 5/15/30	6,000,000	8,326,872
5.375%, 2/15/31	4,957,000	6,249,691
4.500%, 2/15/36	4,000,000	4,608,752
4.750%, 2/15/37	5,644,000	6,762,218
5.000%, 5/15/37	5,474,000	6,809,995
4.375%, 2/15/38	10,971,000	12,462,376
3.500%, 2/15/39	5,500,000	5,434,715
U.S. Treasury Notes
2.625%, 5/31/10	34,361,000	35,162,299
2.375%, 8/31/10	19,155,000	19,624,144
1.500%, 10/31/10	9,580,000	9,694,136
0.875%, 12/31/10	7,666,000	7,680,075
0.875%, 1/31/11	77,900,000	78,070,601
5.000%, 2/15/11	10,000,000	10,798,440
0.875%, 2/28/11^	92,000,000	92,175,720
4.500%, 2/28/11	1,916,000	2,050,419
4.875%, 5/31/11	30,000,000	32,615,640
5.125%, 6/30/11	14,787,000	16,212,556
5.000%, 8/15/11	10,000,000	10,990,620
4.500%, 9/30/11	11,915,000	12,953,845
4.500%, 11/30/11	26,916,000	29,393,106
4.625%, 12/31/11	13,414,000	14,725,004
1.375%, 2/15/12	5,000,000	5,040,625
4.875%, 2/15/12	5,000,000	5,539,060
4.500%, 3/31/12	7,661,000	8,413,931
4.500%, 4/30/12	4,790,000	5,266,006
4.625%, 7/31/12	5,000,000	5,546,485
4.125%, 8/31/12	3,830,000	4,194,447
3.625%, 12/31/12	4,792,000	5,193,704
2.750%, 2/28/13	6,000,000	6,322,500
3.125%, 4/30/13^	6,705,000	7,174,873
3.375%, 6/30/13	6,707,000	7,250,374
3.375%, 7/31/13	9,586,000	10,370,854

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 9/30/13	$7,000,000	$7,496,566
2.750%, 10/31/13	7,667,000	8,086,293
2.000%, 11/30/13	5,752,000	5,870,635
1.500%, 12/31/13	4,793,000	4,781,017
1.750%, 1/31/14	70,200,000	70,677,360
1.875%, 2/28/14	42,000,000	42,459,480
4.750%, 5/15/14	29,000,000	33,485,952
4.000%, 2/15/15	12,885,000	14,413,084
2.625%, 2/29/16	5,000,000	5,127,735
5.125%, 5/15/16	2,889,000	3,446,487
4.875%, 8/15/16	10,114,000	11,900,547
4.625%, 2/15/17	3,858,000	4,482,514
4.500%, 5/15/17	3,500,000	4,029,648
4.750%, 8/15/17	5,785,000	6,766,645
4.250%, 11/15/17	9,647,000	10,943,316
3.500%, 2/15/18	9,500,000	10,194,687
3.875%, 5/15/18^	10,726,000	11,832,119
3.750%, 11/15/18	31,500,000	34,337,520
2.750%, 2/15/19	32,000,000	32,175,040

		921,609,671

Total Government Securities		2,443,188,907

Total Long-Term Debt Securities (97.8%) (Cost $3,024,869,198)		3,009,807,455

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.4%)
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	$2,630,529	2,630,529
Merrill Lynch & Co., Inc.
0.59%, 5/8/09 (l)	4,000,000	4,000,000
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,786,877
Tango Finance Corp.
0.37%, 6/25/09 (l)	1,999,818	1,994,094

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,411,500

Time Deposit (16.7%)
JPMorgan Chase Nassau
0.004%, 4/1/09	515,436,379	515,436,379

Total Short-Term Investments (17.1%) (Cost/Amortized Cost $527,066,726)		526,847,879

Total Investments (114.9%) (Cost/Amortized Cost $3,551,935,924)		3,536,655,334
Other Assets Less Liabilities (-14.9%)		(457,293,216)

Net Assets (100%)		$3,079,362,118

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $6,802,022 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$3,536,655,334	$—	$3,536,655,334
Other Investments*	—	—	—	—

Total	$—	$3,536,655,334	$—	$3,536,655,334

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$6,807,992	$—
Total gains or losses (realized/unrealized) included in earnings	(465,767)	—
Purchases, sales, issuances, and settlements (net)	(5,761,325)	—
Transfers in and/or out of Level 3	(580,900)	—

Balance as of 3/31/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,982,161,312
Long-term U.S. Treasury securities	971,331,508

$3,953,492,820

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,106,371,661
Long-term U.S. Treasury securities	255,006,049

$2,361,377,710

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,829,941
Aggregate gross unrealized depreciation	(42,444,463)

Net unrealized depreciation	$(15,614,522)

Federal income tax cost of investments	$3,552,269,856

At March 31, 2009, the Portfolio had loaned securities with a total value of $12,845,033. This was secured by collateral of $11,630,346 which was received as cash and subsequently invested in short-term investments currently valued at $11,411,500, as reported in the portfolio of investments. The remaining collateral of $1,435,510 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
Federal Home Loan Mortgage Corp.	5.000% to 6.000%	6/1/37 to 1/1/39
Federal National Mortgage Association	0.000% to 8.500%	1/1/11 to 4/1/39
U.S. Treasury Bills	0.000%	7/30/09 to 9/24/09

The Portfolio has a net capital loss carryforward of $72,339,097 of which $6,549,439 expires in the year 2015, and $65,849,658 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Automobiles (0.6%)
Harley-Davidson, Inc.	105,620	$1,414,252

Diversified Consumer Services (1.4%)
H&R Block, Inc.	187,040	3,402,258

Household Durables (0.3%)
Garmin Ltd.	19,505	413,701
Hunter Douglas N.V.	13,143	307,343

		721,044

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	25,240	1,853,625
Liberty Media Corp., Interactive, Class A*	65,790	190,791

		2,044,416

Media (5.2%)
Comcast Corp., Special Class A	418,705	5,388,733
Grupo Televisa S.A. (ADR)	169,100	2,306,524
Lagardere S.C.A.	14,800	414,761
Liberty Media Corp., Entertainment Series, Class A*	54,390	1,085,081
News Corp., Class A	350,579	2,320,833
Walt Disney Co.	92,500	1,679,800

		13,195,732

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	131,620	3,257,595
CarMax, Inc.*	186,060	2,314,586
Staples, Inc.	23,805	431,109

		6,003,290

Total Consumer Discretionary		26,780,992

Consumer Staples (11.3%)
Beverages (2.4%)
Diageo plc (ADR)	84,125	3,764,594
Heineken Holding N.V.	89,367	2,176,324

		5,940,918

Food & Staples Retailing (6.0%)
Costco Wholesale Corp.	218,090	10,101,929
CVS Caremark Corp.	178,270	4,900,642

		15,002,571

Food Products (0.3%)
Hershey Co.	24,980	868,055

Household Products (1.7%)
Procter & Gamble Co.	93,230	4,390,201

Tobacco (0.9%)
Philip Morris International, Inc.	65,290	2,323,018

Total Consumer Staples		28,524,763

Energy (14.8%)
Energy Equipment & Services (0.8%)
Transocean Ltd.*	33,694	1,982,555

Oil, Gas & Consumable Fuels (14.0%)
Canadian Natural Resources Ltd.	122,145	4,709,911
China Coal Energy Co., Class H	1,630,600	1,204,191
ConocoPhillips	184,370	7,219,929
Devon Energy Corp.	153,260	6,849,189
EOG Resources, Inc.	122,370	$6,700,981
Occidental Petroleum Corp.	144,490	8,040,869
OGX Petroleo e Gas Participacoes S.A.*	1,500	466,221

		35,191,291

Total Energy		37,173,846

Financials (27.3%)
Capital Markets (5.4%)
Ameriprise Financial, Inc.	60,150	1,232,474
Bank of New York Mellon Corp.	294,270	8,313,128
Goldman Sachs Group, Inc.	11,960	1,267,999
Julius Baer Holding AG (Registered)	83,100	2,038,608
Morgan Stanley	14,800	336,996
State Street Corp.	9,780	301,028

		13,490,233

Commercial Banks (2.8%)
Wells Fargo & Co.	498,427	7,097,601

Consumer Finance (2.1%)
American Express Co.	379,205	5,168,564

Diversified Financial Services (4.7%)
Bank of America Corp.	29,164	198,898
JPMorgan Chase & Co.	356,300	9,470,454
Moody’s Corp.	95,378	2,186,064

		11,855,416

Insurance (11.5%)
American International Group, Inc.	179,100	179,100
Berkshire Hathaway, Inc., Class B*	4,329	12,207,780
Everest Reinsurance Group Ltd.	6,815	482,502
Loews Corp.	247,521	5,470,214
Markel Corp.*	937	265,996
Nipponkoa Insurance Co., Ltd.	210,500	1,213,666
Principal Financial Group, Inc.	85,975	703,275
Progressive Corp.*	420,439	5,650,700
Sun Life Financial, Inc.	16,435	293,529
Transatlantic Holdings, Inc.	69,383	2,474,892

		28,941,654

Real Estate Management & Development (0.8%)
Brookfield Asset Management, Inc., Class A	47,816	658,905
Hang Lung Group Ltd.	435,000	1,320,668

		1,979,573

Total Financials		68,533,041

Health Care (8.9%)
Health Care Equipment & Supplies (0.6%)
Becton, Dickinson & Co.	10,400	699,296
Medtronic, Inc.	22,200	654,234

		1,353,530

Health Care Providers & Services (3.6%)
Cardinal Health, Inc.	54,020	1,700,550
Express Scripts, Inc.*	67,680	3,124,785
Laboratory Corp. of America Holdings*	12,200	713,578
UnitedHealth Group, Inc.	172,200	3,604,146

		9,143,059

Pharmaceuticals (4.7%)
Johnson & Johnson	52,240	2,747,824
Merck & Co., Inc.	58,400	1,562,200
Pfizer, Inc.	166,600	2,269,092

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Schering-Plough Corp.	224,100	$5,277,555

		11,856,671

Total Health Care		22,353,260

Industrials (5.2%)
Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	30,780	1,514,992

Commercial Services & Supplies (1.9%)
Iron Mountain, Inc.*	212,536	4,711,923

Electrical Equipment (0.1%)
ABB Ltd. (ADR)	28,840	402,030

Industrial Conglomerates (0.6%)
Tyco International Ltd.	72,767	1,423,322

Machinery (0.1%)
PACCAR, Inc.	14,325	369,012

Marine (0.8%)
China Shipping Development Co., Ltd., Class H	761,000	721,138
Kuehne & Nagel International AG (Registered)	20,451	1,194,805

		1,915,943

Transportation Infrastructure (1.1%)
China Merchants Holdings International Co., Ltd.	942,608	2,210,509
COSCO Pacific Ltd.	547,900	541,032

		2,751,541

Total Industrials		13,088,763

Information Technology (10.8%)
Communications Equipment (0.7%)
Cisco Systems, Inc.*	107,670	1,805,626

Computers & Peripherals (1.6%)
Hewlett-Packard Co.	125,040	4,008,782

Electronic Equipment, Instruments & Components (1.2%)
Agilent Technologies, Inc.*	140,562	2,160,438
Tyco Electronics Ltd.	72,652	802,078

		2,962,516

Internet Software & Services (2.0%)
eBay, Inc.*	42,600	535,056
Google, Inc., Class A*	12,995	4,523,040

		5,058,096

IT Services (0.3%)
Visa, Inc., Class A	12,620	701,672

Semiconductors & Semiconductor Equipment (2.0%)
Texas Instruments, Inc.	312,500	5,159,375

Software (3.0%)
Activision Blizzard, Inc.*	231,900	2,425,674
Microsoft Corp.	280,161	5,146,558

		7,572,232

Total Information Technology		27,268,299

Materials (4.8%)
Chemicals (0.7%)
Monsanto Co.	21,480	$1,784,988

Construction Materials (1.3%)
Martin Marietta Materials, Inc.	14,520	1,151,436
Vulcan Materials Co.	46,945	2,079,194

		3,230,630

Containers & Packaging (1.6%)
Sealed Air Corp.	288,422	3,980,224

Metals & Mining (0.7%)
BHP Billiton plc	51,550	1,020,643
Rio Tinto plc	21,730	727,617

		1,748,260

Paper & Forest Products (0.5%)
Sino-Forest Corp.*	198,400	1,383,198

Total Materials		12,127,300

Utilities (0.3%)
Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	139,400	809,914

Total Utilities		809,914

Total Common Stocks (94.1%) (Cost $330,445,728)		236,660,178

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Materials (0.5%)
Paper & Forest Products (0.5%)
Sino-Forest Corp.
5.000%, 8/1/13(b)§	$1,664,000	1,108,640

Total Materials		1,108,640

Total Convertible Bonds		1,108,640

Corporate Bond (2.4%)
Consumer Discretionary (2.4%)
Automobiles (2.4%)
Harley-Davidson, Inc.
15.000%, 2/1/14	$6,000,000	6,047,652

Total Consumer Discretionary		6,047,652

Total Long-Term Debt Securities (2.9%) (Cost $7,664,000)		7,156,292

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.0%)
Sanpaolo IMI Financial Co.
0.28%, 4/1/09	$5,070,000	$5,069,960

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.004%, 4/1/09	19,286	19,286

Total Short-Term Investments (2.0%) (Cost/Amortized Cost $5,089,286)		5,089,246

Total Investments (99.0%) (Cost/Amortized Cost $343,199,014)		248,905,716
Other Assets Less Liabilities (1.0%)		2,557,443

Net Assets (100%)		$251,463,159

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $1,108,640 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$221,568,873	$27,336,843	$—	$248,905,716
Other Investments*	—	—	—	—

Total	$221,568,873	$27,336,843	$—	$248,905,716

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$60,396,076
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$523,065,849

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,847,580
Aggregate gross unrealized depreciation	(106,603,445)

Net unrealized depreciation	$(101,755,865)

Federal income tax cost of investments	$350,661,581

For the three months ended March 31, 2009, the Portfolio incurred approximately $7,303 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $41,603,879, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	68,450	$428,497
Johnson Controls, Inc.	168,500	2,022,000

		2,450,497

Automobiles (0.2%)
Ford Motor Co.*^	677,783	1,782,569
General Motors Corp.^	173,150	335,911
Harley-Davidson, Inc.^	66,050	884,410

		3,002,890

Distributors (0.1%)
Genuine Parts Co.	45,200	1,349,672

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*^	30,250	2,369,483
H&R Block, Inc.	96,150	1,748,968

		4,118,451

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	124,000	2,678,400
Darden Restaurants, Inc.	39,350	1,348,131
International Game Technology^	83,600	770,792
Marriott International, Inc., Class A^	83,150	1,360,334
McDonald’s Corp.	316,300	17,260,491
Starbucks Corp.*	208,600	2,317,546
Starwood Hotels & Resorts Worldwide, Inc.	51,900	659,130
Wyndham Worldwide Corp.	50,245	211,029
Wynn Resorts Ltd.*^	17,479	349,056
Yum! Brands, Inc.	131,280	3,607,574

		30,562,483

Household Durables (0.3%)
Black & Decker Corp.^	17,050	538,098
Centex Corp.	35,200	264,000
D.R. Horton, Inc.^	78,150	758,055
Fortune Brands, Inc.	42,550	1,044,602
Harman International Industries, Inc.	16,600	224,598
KB Home	21,350	281,393
Leggett & Platt, Inc.^	44,250	574,808
Lennar Corp., Class A	40,000	300,400
Newell Rubbermaid, Inc.	78,576	501,315
Pulte Homes, Inc.	60,600	662,358
Snap-On, Inc.^	16,300	409,130
Stanley Works^	22,350	650,832
Whirlpool Corp.^	20,866	617,425

		6,827,014

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*^	91,250	6,701,400
Expedia, Inc.*	59,419	539,524

		7,240,924

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.^	76,100	289,180
Hasbro, Inc.	35,108	880,158
Mattel, Inc.^	101,650	1,172,024

		2,341,362

Media (2.4%)
CBS Corp., Class B	192,900	740,736
Comcast Corp., Class A	817,050	11,144,562
DIRECTV Group, Inc.*^	154,910	3,530,399
Gannett Co., Inc.^	64,650	142,230
Interpublic Group of Cos., Inc.*^	135,126	556,719
McGraw-Hill Cos., Inc.	89,200	2,040,004
Meredith Corp.^	10,250	170,560
New York Times Co., Class A^	32,950	$148,934
News Corp., Class A	652,500	4,319,550
Omnicom Group, Inc.^	88,200	2,063,880
Scripps Networks Interactive, Inc., Class A^	25,561	575,378
Time Warner Cable, Inc.	101,128	2,507,980
Time Warner, Inc.	339,300	6,548,484
Viacom, Inc., Class B*	174,000	3,024,120
Walt Disney Co.^	525,200	9,537,632
Washington Post Co., Class B	1,750	624,925

		47,676,093

Multiline Retail (0.8%)
Big Lots, Inc.*^	23,250	483,135
Family Dollar Stores, Inc.	39,650	1,323,121
J.C. Penney Co., Inc.	63,050	1,265,413
Kohl’s Corp.*	86,500	3,660,680
Macy’s, Inc.^	118,472	1,054,401
Nordstrom, Inc.^	45,200	757,100
Sears Holdings Corp.*^	15,762	720,481
Target Corp.	213,600	7,345,704

		16,610,035

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A^	24,634	586,289
AutoNation, Inc.*	30,539	423,881
AutoZone, Inc.*	10,900	1,772,558
Bed Bath & Beyond, Inc.*^	73,650	1,822,838
Best Buy Co., Inc.^	95,875	3,639,415
GameStop Corp., Class A*	46,413	1,300,492
Gap, Inc.	132,275	1,718,252
Home Depot, Inc.	481,008	11,332,548
Limited Brands, Inc.	76,707	667,351
Lowe’s Cos., Inc.	415,850	7,589,263
Office Depot, Inc.*	77,950	102,115
O’Reilly Automotive, Inc.*^	38,714	1,355,377
RadioShack Corp.	35,450	303,807
Sherwin-Williams Co.^	27,850	1,447,364
Staples, Inc.	202,325	3,664,106
Tiffany & Co.^	34,900	752,444
TJX Cos., Inc.	118,100	3,028,084

		41,506,184

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	92,750	1,548,925
NIKE, Inc., Class B	111,350	5,221,202
Polo Ralph Lauren Corp.	15,950	673,887
VF Corp.^	25,000	1,427,750

		8,871,764

Total Consumer Discretionary		172,557,369

Consumer Staples (12.7%)
Beverages (2.7%)
Brown-Forman Corp., Class B	27,850	1,081,415
Coca-Cola Co.^	564,600	24,814,170
Coca-Cola Enterprises, Inc.	89,950	1,186,440
Constellation Brands, Inc., Class A*^	55,150	656,285
Dr. Pepper Snapple Group, Inc.*	71,925	1,216,252
Molson Coors Brewing Co., Class B	42,200	1,446,616
Pepsi Bottling Group, Inc.	38,300	847,962
PepsiCo, Inc.	440,710	22,687,751

		53,936,891

Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	122,450	5,671,884
CVS Caremark Corp.	407,545	11,203,412
Kroger Co.	185,100	3,927,822

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	121,650	$2,456,114
SUPERVALU, Inc.	60,079	857,928
SYSCO Corp.	170,000	3,876,000
Walgreen Co.	280,850	7,290,866
Wal-Mart Stores, Inc.	634,400	33,052,240
Whole Foods Market, Inc.^	39,750	667,800

		69,004,066

Food Products (1.8%)
Archer-Daniels-Midland Co.	182,016	5,056,404
Campbell Soup Co.	58,400	1,597,824
ConAgra Foods, Inc.	126,850	2,139,959
Dean Foods Co.*	43,660	789,373
General Mills, Inc.	94,850	4,731,118
H.J. Heinz Co.^	89,200	2,948,952
Hershey Co.	47,100	1,636,725
Hormel Foods Corp.	19,929	631,949
JM Smucker Co.	33,647	1,254,024
Kellogg Co.	71,500	2,619,045
Kraft Foods, Inc., Class A	416,831	9,291,163
McCormick & Co., Inc. (Non-Voting)	36,900	1,091,133
Sara Lee Corp.	200,500	1,620,040
Tyson Foods, Inc., Class A^	85,650	804,254

		36,211,963

Household Products (2.8%)
Clorox Co.	39,350	2,025,738
Colgate-Palmolive Co.	143,200	8,445,936
Kimberly-Clark Corp.	117,394	5,413,037
Procter & Gamble Co.	836,005	39,367,476

		55,252,187

Personal Products (0.2%)
Avon Products, Inc.^	120,950	2,325,868
Estee Lauder Cos., Inc., Class A	32,900	810,985

		3,136,853

Tobacco (1.7%)
Altria Group, Inc.	584,600	9,365,292
Lorillard, Inc.	47,674	2,943,393
Philip Morris International, Inc.	574,000	20,422,920
Reynolds American, Inc.	48,000	1,720,320

		34,451,925

Total Consumer Staples		251,993,885

Energy (12.9%)
Energy Equipment & Services (1.5%)
Baker Hughes, Inc.	87,210	2,489,845
BJ Services Co.^	82,800	823,860
Cameron International Corp.*	62,224	1,364,572
Diamond Offshore Drilling, Inc.^	19,747	1,241,296
ENSCO International, Inc.	40,250	1,062,600
Halliburton Co.	253,550	3,922,419
Nabors Industries Ltd.*^	80,700	806,193
National Oilwell Varco, Inc.*	118,397	3,399,178
Rowan Cos., Inc.	32,000	383,040
Schlumberger Ltd.	339,400	13,786,428
Smith International, Inc.	62,060	1,333,049

		30,612,480

Oil, Gas & Consumable Fuels (11.4%)
Anadarko Petroleum Corp.	130,294	5,067,134
Apache Corp.	95,030	6,090,473
Cabot Oil & Gas Corp.	29,284	690,224
Chesapeake Energy Corp.^	153,400	2,617,004
Chevron Corp.	576,534	38,766,146
ConocoPhillips	422,984	16,564,053
Consol Energy, Inc.	51,400	1,297,336
Devon Energy Corp.	125,400	5,604,126
El Paso Corp.^	198,896	$1,243,100
EOG Resources, Inc.	70,800	3,877,008
Exxon Mobil Corp.	1,409,577	95,992,194
Hess Corp.	80,550	4,365,810
Marathon Oil Corp.	200,214	5,263,626
Massey Energy Co.	24,106	243,953
Murphy Oil Corp.	54,100	2,422,057
Noble Energy, Inc.	49,053	2,642,976
Occidental Petroleum Corp.	229,800	12,788,370
Peabody Energy Corp.	75,650	1,894,276
Pioneer Natural Resources Co.^	33,329	548,928
Range Resources Corp.	44,069	1,813,880
Southwestern Energy Co.*	97,443	2,893,083
Spectra Energy Corp.	173,356	2,451,254
Sunoco, Inc.	33,100	876,488
Tesoro Corp.	39,254	528,751
Valero Energy Corp.	146,335	2,619,396
Williams Cos., Inc.	164,100	1,867,458
XTO Energy, Inc.	163,695	5,012,341

		226,041,445

Total Energy		256,653,925

Financials (10.6%)
Capital Markets (2.5%)
Ameriprise Financial, Inc.	61,457	1,259,254
Bank of New York Mellon Corp.	325,619	9,198,737
Charles Schwab Corp.^	265,405	4,113,777
E*TRADE Financial Corp.*^	159,609	204,299
Federated Investors, Inc., Class B^	25,151	559,861
Franklin Resources, Inc.	42,917	2,311,939
Goldman Sachs Group, Inc.	131,721	13,965,060
Invesco Ltd.	109,151	1,512,833
Janus Capital Group, Inc.^	44,732	297,468
Legg Mason, Inc.^	40,263	640,182
Morgan Stanley^	301,313	6,860,897
Northern Trust Corp.^	63,300	3,786,606
State Street Corp.^	122,520	3,771,166
T. Rowe Price Group, Inc.^	73,286	2,115,034

		50,597,113

Commercial Banks (1.9%)
BB&T Corp.^	156,750	2,652,210
Comerica, Inc.	42,650	780,921
Fifth Third Bancorp^	163,817	478,346
First Horizon National Corp.	61,322	658,598
Huntington Bancshares, Inc./Ohio^	103,788	172,288
KeyCorp^	140,450	1,105,341
M&T Bank Corp.^	21,950	993,018
Marshall & Ilsley Corp.^	73,850	415,776
PNC Financial Services Group, Inc.	121,445	3,557,124
Regions Financial Corp.	196,302	836,247
SunTrust Banks, Inc.^	100,400	1,178,696
U.S. Bancorp	497,795	7,272,785
Wells Fargo & Co.^	1,197,363	17,050,449
Zions Bancorporation	32,700	321,441

		37,473,240

Consumer Finance (0.4%)
American Express Co.^	329,044	4,484,870
Capital One Financial Corp.^	111,106	1,359,938
Discover Financial Services	136,171	859,239
SLM Corp.*^	132,492	655,835

		7,359,882

Diversified Financial Services (2.7%)
Bank of America Corp.	1,814,194	12,372,803
CIT Group, Inc.^	110,252	314,218

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Citigroup, Inc.^	1,546,206	$3,911,901
CME Group, Inc.^	19,023	4,687,077
IntercontinentalExchange, Inc.*	20,547	1,530,135
JPMorgan Chase & Co.	1,059,021	28,148,778
Leucadia National Corp.*^	50,142	746,615
Moody’s Corp.	55,076	1,262,342
NASDAQ OMX Group, Inc.*^	38,623	756,238
NYSE Euronext, Inc.	75,121	1,344,666

		55,074,773

Insurance (2.1%)
Aflac, Inc.	132,200	2,559,392
Allstate Corp.^	152,076	2,912,255
American International Group, Inc.^	762,887	762,887
Aon Corp.	76,525	3,123,751
Assurant, Inc.	33,380	727,016
Chubb Corp.	100,900	4,270,088
Cincinnati Financial Corp.	46,063	1,053,461
Genworth Financial, Inc., Class A	122,870	233,453
Hartford Financial Services Group, Inc.^	92,200	723,770
Lincoln National Corp.	72,528	485,212
Loews Corp.	102,697	2,269,604
Marsh & McLennan Cos., Inc.	145,850	2,953,463
MBIA, Inc.*^	53,400	244,572
MetLife, Inc.	225,150	5,126,666
Principal Financial Group, Inc.	73,500	601,230
Progressive Corp.*	191,650	2,575,776
Prudential Financial, Inc.	120,300	2,288,106
Torchmark Corp.^	24,150	633,454
Travelers Cos., Inc.	165,874	6,741,119
Unum Group^	93,870	1,173,375
XL Capital Ltd., Class A	93,800	512,148

		41,970,798

Real Estate Investment Trusts (REITs) (0.8%)
Apartment Investment & Management Co. (REIT), Class A	33,063	181,185
AvalonBay Communities, Inc. (REIT)^	21,944	1,032,685
Boston Properties, Inc. (REIT)	34,300	1,201,529
Equity Residential (REIT)	77,200	1,416,620
HCP, Inc. (REIT)^	71,668	1,279,274
Health Care REIT, Inc. (REIT)	30,943	946,546
Host Hotels & Resorts, Inc. (REIT)	148,259	581,175
Kimco Realty Corp. (REIT)^	64,970	495,071
Plum Creek Timber Co., Inc. (REIT)^	47,350	1,376,465
ProLogis (REIT)^	75,350	489,775
Public Storage (REIT)	35,600	1,966,900
Simon Property Group, Inc. (REIT)	67,111	2,324,725
Ventas, Inc. (REIT)^	40,640	918,870
Vornado Realty Trust (REIT)^	40,298	1,339,506

		15,550,326

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*^	63,250	254,898

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.^	147,814	1,727,946
People’s United Financial, Inc.	98,593	1,771,716

		3,499,662

Total Financials		211,780,692

Health Care (15.1%)
Biotechnology (2.2%)
Amgen, Inc.*	300,654	14,888,386
Biogen Idec, Inc.*	82,789	$4,339,799
Celgene Corp.*	130,000	5,772,000
Cephalon, Inc.*^	19,493	1,327,473
Genzyme Corp.*	76,750	4,558,183
Gilead Sciences, Inc.*	261,000	12,089,520

		42,975,361

Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	176,000	9,014,720
Becton, Dickinson & Co.^	69,000	4,639,560
Boston Scientific Corp.*	425,956	3,386,350
C.R. Bard, Inc.	28,150	2,244,118
Covidien Ltd.	142,838	4,747,935
DENTSPLY International, Inc.^	42,230	1,133,875
Hospira, Inc.*	45,310	1,398,267
Intuitive Surgical, Inc.*^	11,163	1,064,504
Medtronic, Inc.	317,300	9,350,831
St. Jude Medical, Inc.*	97,622	3,546,607
Stryker Corp.^	68,750	2,340,250
Varian Medical Systems, Inc.*	35,238	1,072,645
Zimmer Holdings, Inc.*	63,750	2,326,875

		46,266,537

Health Care Providers & Services (2.1%)
Aetna, Inc.	130,822	3,182,899
AmerisourceBergen Corp.	44,350	1,448,471
Cardinal Health, Inc.	102,075	3,213,321
CIGNA Corp.	77,950	1,371,141
Coventry Health Care, Inc.*	42,250	546,715
DaVita, Inc.*	29,494	1,296,261
Express Scripts, Inc.*	70,200	3,241,134
Humana, Inc.*^	47,850	1,247,928
Laboratory Corp. of America Holdings*^	30,700	1,795,643
McKesson Corp.	78,331	2,744,718
Medco Health Solutions, Inc.*	141,272	5,840,184
Patterson Cos., Inc.*^	25,800	486,588
Quest Diagnostics, Inc.	44,950	2,134,226
Tenet Healthcare Corp.*^	117,700	136,532
UnitedHealth Group, Inc.	342,700	7,172,711
WellPoint, Inc.*	144,450	5,484,767

		41,343,239

Health Care Technology (0.0%)
IMS Health, Inc.	51,520	642,455

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	49,006	1,591,715
Millipore Corp.*^	15,650	898,466
PerkinElmer, Inc.	33,500	427,795
Thermo Fisher Scientific, Inc.*	119,200	4,251,864
Waters Corp.*^	27,900	1,030,905

		8,200,745

Pharmaceuticals (8.1%)
Abbott Laboratories, Inc.	440,250	20,999,925
Allergan, Inc.	87,300	4,169,448
Bristol-Myers Squibb Co.	561,700	12,312,464
Eli Lilly & Co.^	283,860	9,483,763
Forest Laboratories, Inc.*	85,500	1,877,580
Johnson & Johnson	787,260	41,409,876
King Pharmaceuticals, Inc.*	69,910	494,264
Merck & Co., Inc.	599,850	16,045,987
Mylan, Inc.*^	86,450	1,159,294
Pfizer, Inc.	1,913,172	26,057,403
Schering-Plough Corp.	461,250	10,862,438
Watson Pharmaceuticals, Inc.*	29,650	922,411

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	377,800	$16,260,512

		162,055,365

Total Health Care		301,483,702

Industrials (9.6%)
Aerospace & Defense (2.6%)
Boeing Co.	207,974	7,399,715
General Dynamics Corp.	110,600	4,599,854
Goodrich Corp.	34,950	1,324,256
Honeywell International, Inc.	206,112	5,742,280
L-3 Communications Holdings, Inc.	33,900	2,298,420
Lockheed Martin Corp.	94,508	6,523,887
Northrop Grumman Corp.^	92,770	4,048,483
Precision Castparts Corp.	39,550	2,369,045
Raytheon Co.	117,450	4,573,503
Rockwell Collins, Inc.	44,950	1,467,168
United Technologies Corp.	269,700	11,591,706

		51,938,317

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.^	48,052	2,191,652
Expeditors International of Washington, Inc.	60,148	1,701,587
FedEx Corp.	88,310	3,928,912
United Parcel Service, Inc., Class B^	282,350	13,897,267

		21,719,418

Airlines (0.1%)
Southwest Airlines Co.	209,818	1,328,148

Building Products (0.0%)
Masco Corp.	102,050	712,309

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	30,100	672,434
Cintas Corp.	37,250	920,820
Iron Mountain, Inc.*^	50,947	1,129,495
Pitney Bowes, Inc.	58,500	1,365,975
R.R. Donnelley & Sons Co.	58,150	426,239
Republic Services, Inc.	91,051	1,561,525
Stericycle, Inc.*	24,265	1,158,168
Waste Management, Inc.	139,206	3,563,674

		10,798,330

Construction & Engineering (0.2%)
Fluor Corp.	51,500	1,779,325
Jacobs Engineering Group, Inc.*	34,914	1,349,775

		3,129,100

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	49,150	1,271,019
Emerson Electric Co.	217,600	6,219,008
Rockwell Automation, Inc.	40,150	876,876

		8,366,903

Industrial Conglomerates (2.0%)
3M Co.	196,600	9,774,952
General Electric Co.	2,980,183	30,129,650
Textron, Inc.	68,400	392,616

		40,297,218

Machinery (1.5%)
Caterpillar, Inc.^	171,200	4,786,752
Cummins, Inc.	57,100	1,453,195
Danaher Corp.	72,550	3,933,661
Deere & Co.^	121,200	3,983,844
Dover Corp.	52,800	1,392,864
Eaton Corp.	46,750	1,723,205
Flowserve Corp.	16,097	903,364
Illinois Tool Works, Inc.^	111,650	3,444,402
Ingersoll-Rand Co., Ltd., Class A	90,358	$1,246,940
ITT Corp.	51,500	1,981,205
Manitowoc Co., Inc.	36,956	120,846
PACCAR, Inc.^	102,850	2,649,416
Pall Corp.	33,450	683,384
Parker Hannifin Corp.	45,700	1,552,886

		29,855,964

Professional Services (0.2%)
Dun & Bradstreet Corp.	15,356	1,182,412
Equifax, Inc.	35,800	875,310
Monster Worldwide, Inc.*	34,950	284,843
Robert Half International, Inc.^	44,000	784,520

		3,127,085

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	79,653	4,791,128
CSX Corp.	111,900	2,892,615
Norfolk Southern Corp.	105,050	3,545,437
Ryder System, Inc.	15,800	447,298
Union Pacific Corp.	143,700	5,907,507

		17,583,985

Trading Companies & Distributors (0.1%)
Fastenal Co.^	36,683	1,179,542
W.W. Grainger, Inc.^	18,400	1,291,312

		2,470,854

Total Industrials		191,327,631

Information Technology (17.8%)
Communications Equipment (3.0%)
Ciena Corp.*	25,614	199,277
Cisco Systems, Inc.*	1,661,350	27,860,839
Corning, Inc.	440,992	5,851,964
Harris Corp.^	38,184	1,105,045
JDS Uniphase Corp.*	62,350	202,638
Juniper Networks, Inc.*^	149,800	2,255,988
Motorola, Inc.	643,002	2,719,898
QUALCOMM, Inc.	469,700	18,276,027
Tellabs, Inc.*	112,850	516,853

		58,988,529

Computers & Peripherals (5.1%)
Apple, Inc.*^	252,300	26,521,776
Dell, Inc.*	491,002	4,654,699
EMC Corp.*	579,000	6,600,600
Hewlett-Packard Co.	694,949	22,280,065
International Business Machines Corp.	381,201	36,934,565
Lexmark International, Inc., Class A*	22,150	373,671
NetApp, Inc.*	93,600	1,389,024
QLogic Corp.*	34,400	382,528
SanDisk Corp.*^	64,050	810,232
Sun Microsystems, Inc.*	209,550	1,533,906
Teradata Corp.*	49,855	808,648

		102,289,714

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	99,223	1,525,057
Amphenol Corp., Class A^	49,856	1,420,397
FLIR Systems, Inc.*^	39,397	806,851
Jabil Circuit, Inc.	59,750	332,210
Molex, Inc.^	39,900	548,226
Tyco Electronics Ltd.	129,838	1,433,412

		6,066,153

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*^	47,958	930,385
eBay, Inc.*	304,350	3,822,636
Google, Inc., Class A*^	67,928	23,643,020

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*^	55,050	$1,038,793
Yahoo!, Inc.*	393,750	5,043,938

		34,478,772

IT Services (1.1%)
Affiliated Computer Services, Inc., Class A*	27,680	1,325,595
Automatic Data Processing, Inc.	144,150	5,068,314
Cognizant Technology Solutions Corp., Class A*^	82,600	1,717,254
Computer Sciences Corp.*	43,000	1,584,120
Convergys Corp.*	34,550	279,164
Fidelity National Information Services, Inc.	53,850	980,070
Fiserv, Inc.*	45,450	1,657,107
Mastercard, Inc., Class A^	20,593	3,448,916
Paychex, Inc.	91,075	2,337,895
Total System Services, Inc.	55,825	770,943
Western Union Co.	202,949	2,551,069

		21,720,447

Office Electronics (0.1%)
Xerox Corp.	245,550	1,117,253

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	158,800	484,340
Altera Corp.^	84,300	1,479,465
Analog Devices, Inc.	82,550	1,590,738
Applied Materials, Inc.	380,600	4,091,450
Broadcom Corp., Class A*	125,950	2,516,481
Intel Corp.	1,578,150	23,751,157
KLA-Tencor Corp.^	47,850	957,000
Linear Technology Corp.^	62,850	1,444,293
LSI Corp.*^	183,000	556,320
MEMC Electronic Materials, Inc.*	63,671	1,049,935
Microchip Technology, Inc.^	51,536	1,092,048
Micron Technology, Inc.*^	216,650	879,599
National Semiconductor Corp.^	55,300	567,931
Novellus Systems, Inc.*	27,700	460,651
NVIDIA Corp.*	152,350	1,502,171
Teradyne, Inc.*	47,950	210,021
Texas Instruments, Inc.	367,831	6,072,890
Xilinx, Inc.^	77,650	1,487,774

		50,194,264

Software (4.0%)
Adobe Systems, Inc.*	150,650	3,222,404
Autodesk, Inc.*^	64,150	1,078,362
BMC Software, Inc.*	53,150	1,753,950
CA, Inc.	111,725	1,967,477
Citrix Systems, Inc.*	51,550	1,167,092
Compuware Corp.*	69,850	460,311
Electronic Arts, Inc.*	91,050	1,656,199
Intuit, Inc.*	90,800	2,451,600
McAfee, Inc.*^	43,289	1,450,181
Microsoft Corp.	2,170,673	39,875,263
Novell, Inc.*	97,950	417,267
Oracle Corp.*	1,111,497	20,084,751
Salesforce.com, Inc.*	29,818	975,943
Symantec Corp.*^	237,190	3,543,619

		80,104,419

Total Information Technology		354,959,551

Materials (3.3%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	59,450	3,344,063
CF Industries Holdings, Inc.	13,745	977,682
Dow Chemical Co.^	262,051	$2,209,090
E.I. du Pont de Nemours & Co.	256,000	5,716,480
Eastman Chemical Co.	20,550	550,740
Ecolab, Inc.	47,600	1,653,148
International Flavors & Fragrances, Inc.	22,300	679,258
Monsanto Co.	155,548	12,926,039
PPG Industries, Inc.	46,600	1,719,540
Praxair, Inc.	87,550	5,891,239
Rohm & Haas Co.	35,506	2,799,293
Sigma-Aldrich Corp.	35,550	1,343,434

		39,810,006

Construction Materials (0.1%)
Vulcan Materials Co.	31,300	1,386,277

Containers & Packaging (0.2%)
Ball Corp.	26,900	1,167,460
Bemis Co., Inc.	28,250	592,403
Owens-Illinois, Inc.*	47,382	684,196
Pactiv Corp.*	37,250	543,477
Sealed Air Corp.^	44,734	617,329

		3,604,865

Metals & Mining (0.9%)
AK Steel Holding Corp.^	31,698	225,690
Alcoa, Inc.^	226,998	1,666,165
Allegheny Technologies, Inc.^	27,250	597,593
Freeport-McMoRan Copper & Gold, Inc.	116,694	4,447,208
Newmont Mining Corp.	137,400	6,150,024
Nucor Corp.^	89,050	3,399,039
Titanium Metals Corp.^	24,083	131,734
United States Steel Corp.^	33,000	697,290

		17,314,743

Paper & Forest Products (0.1%)
International Paper Co.	121,235	853,494
MeadWestvaco Corp.^	48,459	581,023
Weyerhaeuser Co.	59,950	1,652,822

		3,087,339

Total Materials		65,203,230

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	1,672,100	42,136,920
CenturyTel, Inc.^	28,450	800,014
Embarq Corp.	40,359	1,527,588
Frontier Communications Corp.	88,250	633,635
Qwest Communications International, Inc.^	415,593	1,421,328
Verizon Communications, Inc.	805,996	24,341,080
Windstream Corp.	124,586	1,004,163

		71,864,728

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	112,542	3,424,653
Sprint Nextel Corp.*	810,591	2,893,810

		6,318,463

Total Telecommunication Services		78,183,191

Utilities (4.3%)
Electric Utilities (2.4%)
Allegheny Energy, Inc.	47,950	1,111,002
American Electric Power Co., Inc.	114,530	2,893,028
Duke Energy Corp.^	358,962	5,140,336
Edison International	92,400	2,662,044
Entergy Corp.	53,750	3,659,837

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Exelon Corp.	186,650	$8,472,043
FirstEnergy Corp.	86,551	3,340,869
FPL Group, Inc.	115,950	5,882,144
Northeast Utilities	44,124	952,637
Pepco Holdings, Inc.	61,255	764,462
Pinnacle West Capital Corp.	28,600	759,616
PPL Corp.	106,388	3,054,399
Progress Energy, Inc.	78,750	2,855,475
Southern Co.	219,750	6,728,745

		48,276,637

Gas Utilities (0.2%)
EQT Corp.	37,167	1,164,442
Nicor, Inc.	12,850	427,006
Questar Corp.	49,200	1,447,956

		3,039,404

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	190,800	1,108,548
Constellation Energy Group, Inc.	56,500	1,167,290
Dynegy, Inc., Class A*^	143,415	202,215

		2,478,053

Multi-Utilities (1.6%)
Ameren Corp.	59,950	1,390,241
CenterPoint Energy, Inc.	97,650	1,018,489
CMS Energy Corp.^	64,100	758,944
Consolidated Edison, Inc.	77,650	3,075,717
Dominion Resources, Inc.	164,946	5,111,677
DTE Energy Co.	46,250	1,281,125
Integrys Energy Group, Inc.	21,624	563,089
NiSource, Inc.	77,759	762,038
PG&E Corp.^	102,400	3,913,728
Public Service Enterprise Group, Inc.	143,600	4,231,892
SCANA Corp.	33,311	1,028,977
Sempra Energy	69,122	3,196,201
TECO Energy, Inc.^	60,300	672,345
Wisconsin Energy Corp.	33,202	1,366,926
Xcel Energy, Inc.	127,345	2,372,437

		30,743,826

Total Utilities		84,537,920

Total Common Stocks (98.9%) (Cost $2,800,927,595)		1,968,681,096

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.8%)
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	$46,098,650	46,098,650
Monumental Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,289,590

Total Short-Term Investments of Cash Collateral for Securities Loaned		55,388,240

Time Deposit (0.8%)
JPMorgan Chase Nassau
0.004%, 4/1/09	17,100,507	17,100,507

Total Short-Term Investments (3.6%) (Cost/Amortized Cost $73,199,157)		72,488,747

Total Investments (102.5%) (Cost/Amortized Cost $2,874,126,752)		2,041,169,843
Other Assets Less Liabilities (-2.5%)		(50,195,443)

Net Assets (100%)		$1,990,974,400

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
S&P 500 E-Mini Index	370	June-09	$14,603,515	$14,703,800	$100,285

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,968,681,096	$72,488,747	$—	$2,041,169,843
Other Investments*	100,285	—	—	100,285

Total	$1,968,781,381	$72,488,747	$—	$2,041,270,128

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$56,716,801
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$35,072,956

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,575,862
Aggregate gross unrealized depreciation	(1,067,805,832)

Net unrealized depreciation	$(863,229,970)

Federal income tax cost of investments	$2,904,399,813

At March 31, 2009, the Portfolio had loaned securities with a total value of $55,540,533. This was secured by collateral of $56,098,650, which was received as cash and subsequently invested in short-term investments currently valued at $55,388,240, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,854, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (1.2%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	8,500,000	$6,095,550
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11		1,200,000	776,799
6.000%, 6/15/11		1,360,000	867,149
Toyota Finance Australia Ltd.
6.500%, 5/31/10		5,700,000	4,042,059

Total Australia			11,781,557

Bermuda (0.4%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12(m)	EUR	2,480,000	2,306,449
5.934%, 5/15/14(l)(m)		2,010,000	1,388,653

Total Bermuda			3,695,102

Canada (5.9%)
Bombardier, Inc.
7.250%, 11/15/16(m)		5,040,000	4,352,494
Canadian Government Bond
4.250%, 6/1/18	CAD	28,800,000	25,849,416
Province of Ontario
6.250%, 6/16/15	NZD	49,000,000	27,641,913

Total Canada			57,843,823

Cayman Islands (1.8%)
ASIF II
5.375%, 12/7/09	GBP	2,100,000	2,410,548
Dubai Holding Commercial Operations MTN Ltd.
4.750%, 1/30/14	EUR	10,000,000	7,573,019
6.000%, 2/1/17	GBP	6,650,000	5,198,347
Principal Financial Global Funding LLC
5.875%, 6/8/09		1,760,000	2,517,912

Total Cayman Islands			17,699,826

Denmark (0.5%)
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16(b)(m)	EUR	4,085,000	4,531,821

France (10.3%)
Caisse d’Amortissement de la Dette Sociale
3.250%, 4/25/13		15,250,000	20,556,659
Dexia Municipal Agency
5.750%, 2/7/12	AUD	5,000,000	3,495,132
France Government Bond OAT
2.250%, 7/25/20	EUR	25,800,000	39,181,261
France Telecom S.A.
7.500%, 3/14/11(m)	GBP	3,670,000	5,669,162
7.250%, 1/28/13	EUR	8,000,000	11,808,342
Veolia Environnement
4.375%, 1/16/17		16,740,000	20,011,105

Total France			100,721,661

Germany (15.3%)
Bundesrepublik Deutschland
4.250%, 7/4/18		40,700,000	59,887,517
4.000%, 1/4/37		7,500,000	10,079,590
4.250%, 7/4/39		25,000,000	35,470,298
Kreditanstalt fuer Wiederaufbau
5.375%, 1/29/14	GBP	8,613,000	13,443,613
4.950%, 10/14/14	CAD	24,600,000	21,377,454
Landwirtschaftliche Rentenbank
5.750%, 6/15/11	AUD	10,810,000	7,757,855

Total Germany			148,016,327

Ireland (0.5%)
GE Capital European Funding
4.125%, 10/27/16	EUR	4,773,000	5,266,330

Italy (0.2%)
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	1,400,000	$1,784,609

Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		$3,050,000	1,433,500

Luxembourg (0.5%)
Wind Acquisition Finance S.A.
9.750%, 12/1/15(m)	EUR	3,800,000	4,417,595

Malaysia (3.3%)
Malaysian Government Bond
3.833%, 9/28/11	MYR	44,600,000	12,547,740
4.240%, 2/7/18		70,000,000	19,658,584

Total Malaysia			32,206,324

Mexico (2.9%)
United Mexican States
10.000%, 12/5/24	MXN	347,810,000	28,726,921

Netherlands (9.7%)
Bank Nederlandse Gemeenten N.V.
4.875%, 4/21/10	GBP	10,310,000	15,261,364
BMW Finance N.V.
4.125%, 1/24/12	EUR	8,750,000	11,151,230
5.250%, 11/21/13	GBP	1,200,000	1,622,323
E.ON International Finance B.V.
5.125%, 1/27/14		950,000	1,403,552
5.750%, 5/7/20	EUR	2,749,000	3,784,901
Netherlands Government Bond
4.500%, 7/15/17		31,500,000	44,852,029
New World Resources N.V.
7.375%, 5/15/15(m)		3,100,000	2,141,703
OI European Group B.V.
6.875%, 3/31/17(m)		3,750,000	4,284,735
RWE Finance B.V.
4.625%, 8/17/10	GBP	2,000,000	2,932,644
6.375%, 6/3/13		2,900,000	4,467,398
Shell International Finance B.V.
4.000%, 3/21/14		$2,400,000	2,433,674

Total Netherlands			94,335,553

New Zealand (0.9%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	14,900,000	8,931,610

Norway (4.9%)
Norwegian Government Bond
6.500%, 5/15/13	NOK	86,785,000	14,768,611
4.250%, 5/19/17		215,000,000	33,442,223

Total Norway			48,210,834

South Africa (0.1%)
Savcio Holdings Pty Ltd.
8.000%, 2/15/13(m)	EUR	1,150,000	916,734

South Korea (2.8%)
Korea Treasury Bond
5.250%, 3/10/27	KRW	38,305,000,000	27,433,414

Supranational (5.3%)
Eurofima
6.250%, 12/28/18	AUD	18,270,000	13,212,562
European Investment Bank
7.000%, 1/18/12	NZD	13,750,000	8,279,918
6.500%, 9/10/14		2,000,000	1,174,354
6.125%, 1/23/17	AUD	13,200,000	9,571,272
4.750%, 10/15/17	EUR	14,000,000	19,882,414

Total Supranational			52,120,520

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Sweden (4.9%)
Swedish Government Bond
4.500%, 8/12/15	SEK	116,000,000	$15,743,281
3.750%, 8/12/17		245,500,000	31,839,672

Total Sweden			47,582,953

United Kingdom (9.2%)
ABB International Finance Ltd.
6.500%, 11/30/11	EUR	3,000,000	4,231,361
BAT International Finance plc
5.750%, 12/9/13	GBP	10,450,000	15,595,900
5.375%, 6/29/17	EUR	7,000,000	8,571,222
BP Capital Markets plc
5.750%, 11/8/10	GBP	4,000,000	6,037,097
8.000%, 3/11/11	AUD	3,000,000	2,253,274
Imperial Tobacco Finance plc
4.375%, 11/22/13	EUR	4,000,000	4,740,030
JTI UK Finance plc
5.750%, 2/6/13	GBP	3,000,000	4,513,751
Marks & Spencer plc
5.625%, 3/24/14		3,370,000	4,545,071
6.250%, 12/1/17(b)(m)		$2,500,000	1,876,675
National Grid plc
5.500%, 7/24/13	GBP	3,000,000	4,324,274
6.500%, 4/22/14	EUR	3,000,000	4,088,709
Network Rail Infrastructure Finance plc
4.875%, 11/27/15	GBP	3,300,000	5,063,742
Tesco plc
5.875%, 9/12/16	EUR	1,500,000	2,040,018
5.500%, 11/15/17(b)(m)		$3,250,000	3,178,149
Virgin Media Finance plc
8.750%, 4/15/14	EUR	2,000,000	2,351,622
9.750%, 4/15/14	GBP	980,000	1,244,445
9.125%, 8/15/16		$1,800,000	1,674,000
Vodafone Group plc
6.875%, 12/4/13	EUR	6,350,000	9,166,378
6.250%, 1/15/16		3,000,000	4,165,958

Total United Kingdom			89,661,676

United States (15.2%)
Ahold Finance USA, Inc.
5.875%, 3/14/12		1,280,000	1,683,602
6.500%, 3/14/17	GBP	1,700,000	2,268,498
ARAMARK Corp.
8.500%, 2/1/15		$1,900,000	1,748,000
Central European Distribution Corp.
8.000%, 7/25/12(m)	EUR	3,728,000	3,070,873
Constellation Brands, Inc.
8.500%, 11/15/09	GBP	2,950,000	4,190,479
Daimler Finance N.A. LLC
4.875%, 6/15/10		$4,400,000	4,290,962
General Electric Capital Corp.
6.625%, 2/4/10	NZD	4,800,000	2,691,165
Iron Mountain, Inc.
7.250%, 4/15/14(m)	GBP	125,000	156,040
6.750%, 10/15/18	EUR	2,360,000	2,571,107
Morgan Stanley
5.375%, 11/14/13	GBP	1,750,000	2,132,845
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	1,190,000	839,674
Pfizer, Inc.
5.350%, 3/15/15		$4,750,000	5,011,469
Procter & Gamble Co.
4.500%, 5/12/14	EUR	5,000,000	6,807,600
5.125%, 10/24/17		5,000,000	6,858,685
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	3,600,000	$3,635,050
SLM Corp.
6.500%, 6/15/10	NZD	2,650,000	1,194,168
Toyota Motor Credit Corp.
7.250%, 11/29/10	AUD	2,500,000	1,796,810
U.S. Treasury Bonds
3.500%, 2/15/39		$47,900,000	47,331,427
U.S. Treasury Notes
2.750%, 2/15/19		47,670,000	47,930,754
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	1,270,637

Total United States			147,479,845

Total Long Term Debt Securities (95.9%) (Cost $1,051,635,819)			934,798,535

SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $1,021)		$1,021	$1,021

Total Investments (95.9%) (Cost/Amortized Cost $1,051,636,840)			934,799,556
Other Assets Less Liabilities (4.1%)			39,723,308

Net Assets (100%)			$974,522,864

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. Japanese Yen, expiring 4/7/09	21,898	1,394,864	$15,220,657	$14,092,672	$1,127,985
Australian Dollar vs. Japanese Yen, expiring 4/7/09	32,414	1,943,800	22,530,212	19,638,715	2,891,497
Australian Dollar vs. U.S. Dollar, expiring 4/7/09	19,730	12,823	13,713,994	12,823,277	890,717
British Pound vs. Japanese Yen, expiring 5/13/09	2,682	377,018	3,848,450	3,811,123	37,327
British Pound vs. Japanese Yen, expiring 5/13/09	28,400	3,778,904	40,753,622	38,199,471	2,554,151
British Pound vs. U.S. Dollar, expiring 6/16/09	34,020	48,782	48,823,803	48,781,618	42,185
European Union vs. Japanese Yen, expiring 5/13/09	6,958	906,758	9,244,580	9,166,064	78,516
European Union vs. Japanese Yen, expiring 5/26/09	73,670	8,895,314	97,876,488	89,937,776	7,938,712
European Union vs. Japanese Yen, expiring 6/25/09	17,235	2,266,058	22,899,800	22,924,608	(24,808)
European Union vs. U.S. Dollar, expiring 5/20/09	60,345	76,113	80,171,953	76,112,847	4,059,106
European Union vs. U.S. Dollar, expiring 6/2/09	50,870	64,895	67,586,051	64,894,859	2,691,192
Japanese Yen vs. Australian Dollar, expiring 4/7/09	3,338,664	50,972	33,731,387	35,429,766	(1,698,379)
Japanese Yen vs. British Pound, expiring 5/13/09	4,167,500	32,231	42,127,636	46,251,407	(4,123,771)
Japanese Yen vs. European Union, expiring 5/13/09	5,686,740	48,897	57,485,042	64,961,673	(7,476,631)
Japanese Yen vs. European Union, expiring 6/23/09	6,770,000	52,436	68,486,058	69,670,192	(1,184,134)
Japanese Yen vs. New Zealand Dollar, expiring 4/14/09	3,080,000	66,009	31,121,136	37,626,695	(6,505,559)
Japanese Yen vs. U.S. Dollar, expiring 5/7/09	7,945,000	89,626	80,305,287	89,626,052	(9,320,765)
Japanese Yen vs. U.S. Dollar, expiring 5/26/09	1,395,000	14,254	14,104,416	14,253,966	(149,550)
Japanese Yen vs. U.S. Dollar, expiring 5/26/09	1,943,800	20,713	19,653,163	20,713,297	(1,060,134)
Mexican Peso vs. U.S. Dollar, expiring 5/20/09	411,750	29,607	28,805,368	29,606,753	(801,385)
New Zealand Dollar vs. Japanese Yen, expiring 4/14/09	38,607	2,156,000	22,006,681	21,784,795	221,886
New Zealand Dollar vs. U.S. Dollar, expiring 5/14/09	19,684	11,185	11,198,227	11,185,236	12,991
U.S. Dollar vs. Australian Dollar, expiring 4/7/09	12,894	19,730	12,893,752	13,713,994	(820,242)
U.S. Dollar vs. British Pound, expiring 6/16/09	67,112	48,600	67,111,740	69,748,290	(2,636,550)
U.S. Dollar vs. European Union, expiring 5/20/09	53,252	40,070	53,252,320	53,235,691	16,629
U.S. Dollar vs. European Union, expiring 5/20/09	27,640	20,275	27,640,000	26,936,262	703,738
U.S. Dollar vs. European Union, expiring 6/2/09	24,265	18,257	24,264,587	24,256,888	7,699
U.S. Dollar vs. European Union, expiring 6/2/09	2,698	1,975	2,697,850	2,623,992	73,858
U.S. Dollar vs. European Union, expiring 6/2/09	4,948	3,665	4,947,750	4,869,331	78,419
U.S. Dollar vs. Japanese Yen, expiring 5/7/09	46,500	4,559,860	46,499,765	46,089,473	410,292
U.S. Dollar vs. Japanese Yen, expiring 5/26/09	34,057	3,338,800	34,057,224	33,757,578	299,646
U.S. Dollar vs. Mexican Peso, expiring 5/20/09	27,643	411,750	27,642,762	28,805,368	(1,162,606)
U.S. Dollar vs. New Zealand Dollar, expiring 4/14/09	14,670	28,120	14,670,485	16,028,962	(1,358,477)

					$(14,186,445)

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$934,799,556	$—	$934,799,556
Other Investments*	—	24,136,546	—	24,136,546

Total	$—	$958,936,102	$—	$958,936,102

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	38,322,991	—	38,322,991

Total	$—	$38,322,991	$—	$38,322,991

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$204,847,797
Long-term U.S. Treasury securities	95,596,029

$300,443,826

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$175,906,427
Long-term U.S. Treasury securities	67,091,996

$242,998,423

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,782,320
Aggregate gross unrealized depreciation	(124,742,547)

Net unrealized depreciation	$(116,960,227)

Federal income tax cost of investments	$1,051,759,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.9%)
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	37,367	$807,127

Internet & Catalog Retail (11.4%)
Amazon.com, Inc.*	161,942	11,893,020
Blue Nile, Inc.*	259,193	7,814,669

		19,707,689

Media (1.6%)
Omnicom Group, Inc.	121,517	2,843,498

Multiline Retail (0.8%)
Target Corp.	41,592	1,430,349

Specialty Retail (0.9%)
Home Depot, Inc.	67,300	1,585,588

Textiles, Apparel & Luxury Goods (2.7%)
Timberland Co., Class A*	391,600	4,675,704

Total Consumer Discretionary		31,049,955

Consumer Staples (5.3%)
Beverages (1.0%)
Coca-Cola Co.	38,281	1,682,450

Food Products (1.3%)
McCormick & Co., Inc. (Non-Voting)	78,238	2,313,498

Household Products (3.0%)
Clorox Co.	71,046	3,657,448
Procter & Gamble Co.	33,227	1,564,659

		5,222,107

Total Consumer Staples		9,218,055

Energy (5.7%)
Energy Equipment & Services (1.7%)
Schlumberger Ltd.	40,500	1,645,110
Weatherford International Ltd.*	114,700	1,269,729

		2,914,839

Oil, Gas & Consumable Fuels (4.0%)
Chevron Corp.	62,007	4,169,351
ConocoPhillips	69,696	2,729,295

		6,898,646

Total Energy		9,813,485

Financials (5.0%)
Capital Markets (2.2%)
Legg Mason, Inc.	240,353	3,821,613

Diversified Financial Services (1.6%)
MSCI, Inc., Class A*	159,300	2,693,763

Insurance (1.2%)
Marsh & McLennan Cos., Inc.	104,292	2,111,913

Total Financials		8,627,289

Health Care (19.0%)
Biotechnology (7.6%)
Amgen, Inc.*	101,550	5,028,756
Biogen Idec, Inc.*	156,736	$8,216,101

		13,244,857

Health Care Equipment & Supplies (2.9%)
Medtronic, Inc.	96,969	2,857,677
Zimmer Holdings, Inc.*	59,418	2,168,757

		5,026,434

Health Care Providers & Services (1.6%)
WellPoint, Inc.*	71,338	2,708,704

Pharmaceuticals (6.9%)
Bristol-Myers Squibb Co.	148,289	3,250,495
Merck & Co., Inc.	133,443	3,569,600
Novartis AG (ADR)	135,776	5,136,406

		11,956,501

Total Health Care		32,936,496

Industrials (6.1%)
Air Freight & Logistics (5.7%)
Expeditors International of Washington, Inc.	257,600	7,287,504
United Parcel Service, Inc., Class B	53,200	2,618,504

		9,906,008

Industrial Conglomerates (0.4%)
Tyco International Ltd.	38,968	762,214

Total Industrials		10,668,222

Information Technology (37.8%)
Communications Equipment (6.0%)
Cisco Systems, Inc.*	216,325	3,627,770
QUALCOMM, Inc.	172,891	6,727,189

		10,354,959

Internet Software & Services (7.2%)
Bankrate, Inc.*	170,399	4,251,455
Google, Inc., Class A*	23,863	8,305,756

		12,557,211

IT Services (6.8%)
Automatic Data Processing, Inc.	77,172	2,713,368
Visa, Inc., Class A	162,700	9,046,120

		11,759,488

Semiconductors & Semiconductor Equipment (7.2%)
Altera Corp.	482,903	8,474,948
KLA-Tencor Corp.	20,651	413,020
Linear Technology Corp.	123,100	2,828,838
Texas Instruments, Inc.	49,530	817,740

		12,534,546

Software (10.6%)
FactSet Research Systems, Inc.	136,500	6,823,635
Microsoft Corp.	205,368	3,772,610
Oracle Corp.*	434,276	7,847,367

		18,443,612

Total Information Technology		65,649,816

Total Common Stocks (96.8%) (Cost $210,785,581)		167,963,318

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $5,638,072)	$5,638,072	$5,638,072

Total Investments (100.0%) (Cost/Amortized Cost $216,423,653)		173,601,390
Other Assets Less Liabilities (0.0%)		(43,962)

Net Assets (100%)		$173,557,428

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$167,963,318	$5,638,072	$—	$173,601,390
Other Investments*	—	—	—	—

Total	$167,963,318	$5,638,072	$—	$173,601,390

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,678,490
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,414,996

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,663,301
Aggregate gross unrealized depreciation	(51,382,824)

Net unrealized depreciation	$(43,719,523)

Federal income tax cost of investments	$217,320,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (1.8%)
Financials (0.9%)
Real Estate Investment Trusts (REITs) (0.9%)
iStar Financial, Inc.
1.935%, 10/1/12(l)	$7,500,000	$2,268,750
Vornado Realty Trust
3.625%, 11/15/26	2,000,000	1,560,000
2.850%, 4/1/27	5,000,000	3,750,000

Total Financials		7,578,750

Health Care (0.4%)
Pharmaceuticals (0.4%)
Mylan, Inc.
3.750%, 9/15/15§	3,000,000	3,397,500

Total Health Care		3,397,500

Information Technology (0.5%)
Semiconductors & Semiconductor Equipment (0.5%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12§	10,000,000	4,425,000

Total Information Technology		4,425,000

Total Convertible Bonds		15,401,250

Corporate Bonds (58.7%)
Consumer Discretionary (9.3%)
Auto Components (0.6%)
Allison Transmission, Inc. Term Loan
3.290%, 8/7/14(l)	$7,162,039	4,724,955
3.320%, 8/7/14(l)	651,652	429,909

		5,154,864

Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	3,500,000	1,111,250
General Motors Corp.
8.375%, 7/15/33	1,700,000	204,000

		1,315,250

Hotels, Restaurants & Leisure (0.3%)
MGM MIRAGE
6.750%, 4/1/13	2,000,000	700,000
13.000%, 11/15/13§	3,000,000	2,235,000

		2,935,000

Household Durables (0.6%)
KB Home
6.375%, 8/15/11	1,950,000	1,755,000
5.750%, 2/1/14	4,000,000	3,165,000

		4,920,000

Media (6.2%)
Cablevision Systems Corp. Series B
8.000%, 4/15/12	10,000,000	9,725,000
CCH I Holdings LLC
13.500%, 1/15/14(h)	11,000,000	123,750
CCH I Holdings LLC
11.750%, 5/15/14(h)	10,000,000	112,500
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15(h)	9,000,000	967,500
CCH II LLC/CCH II Capital Corp.
10.250%, 9/15/10(h)	10,000,000	9,000,000
Clear Channel Communications, Inc. Term Loan B
4.170%, 11/13/15(l)	$15,500,000	$5,710,789
Dex Media West LLC/Dex Media West Finance Co. Series B
8.500%, 8/15/10	3,300,000	1,650,000
9.875%, 8/15/13	5,000,000	1,000,000
Dex Media, Inc.
8.000%, 11/15/13	5,000,000	625,000
9.000%, 11/15/13(e)	10,500,000	1,312,500
DirecTV Holdings LLC/DirecTV Financing Co.
7.625%, 5/15/16	7,500,000	7,350,000
DISH DBS Corp.
7.750%, 5/31/15	8,500,000	7,820,000
Idearc, Inc. Term Loan A
1.980%, 11/17/13(l)	3,000,000	1,167,501
Lamar Media Corp.
9.750%, 4/1/14§	4,100,000	3,992,375
R.H. Donnelley Corp. Series A-1
6.875%, 1/15/13	5,000,000	275,000
Series A-2
6.875%, 1/15/13	5,500,000	302,500
Series A-3
8.875%, 1/15/16	12,000,000	690,000
Series A-4
8.875%, 10/15/17	12,000,000	660,000
Univision Communications, Inc.
9.750%, 3/15/15 PIK§	6,000,000	600,000

		53,084,415

Multiline Retail (1.4%)
Dollar General Corp.
10.625%, 7/15/15	8,000,000	7,980,000
11.875%, 7/15/17 PIK	4,000,000	3,930,000

		11,910,000

Total Consumer Discretionary		79,319,529

Consumer Staples (3.1%)
Beverages (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
7.200%, 1/15/14§	3,000,000	3,143,565

Food Products (0.3%)
Tyson Foods, Inc.
10.500%, 3/1/14§	2,400,000	2,448,000

Household Products (0.2%)
Johnsondiversey Holdings, Inc. Series B
10.670%, 5/15/13(e)	2,500,000	1,875,000

Tobacco (2.2%)
Altria Group, Inc.
8.500%, 11/10/13	3,000,000	3,253,650
9.700%, 11/10/18	7,500,000	8,163,750
9.250%, 8/6/19	6,500,000	6,949,761

		18,367,161

Total Consumer Staples		25,833,726

Energy (10.3%)
Energy Equipment & Services (1.1%)
SESI LLC
6.875%, 6/1/14	5,000,000	4,050,000

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Weatherford International Ltd.
9.625%, 3/1/19	$2,600,000	$2,689,214
9.875%, 3/1/39	2,500,000	2,458,345

		9,197,559

Oil, Gas & Consumable Fuels (9.2%)
Callon Petroleum Co. Series B
9.750%, 12/8/10	3,800,000	1,520,000
Chesapeake Energy Corp.
9.500%, 2/15/15	5,000,000	4,862,500
6.500%, 8/15/17	4,000,000	3,260,000
6.250%, 1/15/18	2,900,000	2,262,000
7.250%, 12/15/18	8,500,000	6,980,625
6.875%, 11/15/20	1,300,000	1,017,250
El Paso Corp.
12.000%, 12/12/13	2,800,000	2,947,000
7.250%, 6/1/18	6,500,000	5,525,000
7.750%, 1/15/32	1,700,000	1,266,563
Forest Oil Corp.
8.500%, 2/15/14§	2,500,000	2,318,750
Mariner Energy, Inc.
7.500%, 4/15/13	3,950,000	2,923,000
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,611,000
PetroHawk Energy Corp.
10.500%, 8/1/14§	4,000,000	3,980,000
7.875%, 6/1/15§	5,200,000	4,576,000
Pioneer Natural Resources Co.
6.650%, 3/15/17	2,500,000	1,896,472
6.875%, 5/1/18	4,000,000	2,940,048
Plains Exploration & Production Co.
7.750%, 6/15/15	5,000,000	4,300,000
Sabine Pass LNG LP
7.250%, 11/30/13	3,500,000	2,467,500
7.500%, 11/30/16	3,000,000	2,010,000
Valero Energy Corp.
9.375%, 3/15/19	5,000,000	5,161,850
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	2,560,000
Williams Cos., Inc.
8.750%, 1/15/20§	2,000,000	1,990,000
Woodside Finance Ltd.
8.125%, 3/1/14§	5,000,000	4,988,865
8.750%, 3/1/19§	5,000,000	4,922,935

		78,287,358

Total Energy		87,484,917

Financials (14.2%)
Capital Markets (1.3%)
Goldman Sachs Group, Inc.
7.500%, 2/15/19	3,300,000	3,292,783
Lehman Brothers Holdings, Inc.
6.200%, 9/26/14(h)	8,800,000	1,122,000
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	2,000,000	1,564,186
Morgan Stanley
5.300%, 3/1/13	5,000,000	4,807,795

		10,786,764

Commercial Banks (0.8%)
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	2,200,000	1,047,893
Wells Fargo Capital XV
9.750%, 9/26/44(l)	$8,500,000	$6,205,000

		7,252,893

Consumer Finance (7.1%)
American Express Co.
7.000%, 3/19/18	2,000,000	1,764,284
American Express Credit Corp. Series C
7.300%, 8/20/13	10,000,000	9,282,540
Ford Motor Credit Co. LLC
7.375%, 10/28/09	19,400,000	17,398,890
7.875%, 6/15/10	12,500,000	10,330,063
7.375%, 2/1/11	6,000,000	4,534,254
7.250%, 10/25/11	2,000,000	1,423,912
GMAC LLC
7.750%, 1/19/10§	12,500,000	10,501,500
7.250%, 3/2/11§	1,187,000	878,902
6.875%, 9/15/11§	5,698,000	4,049,113

		60,163,458

Diversified Financial Services (2.1%)
CEVA Group plc
10.000%, 9/1/14§	10,000,000	3,825,000
JPMorgan Chase & Co.
7.900%, 4/29/49(l)	16,968,000	10,904,315
Petroplus Finance Ltd.
7.000%, 5/1/17§	2,500,000	1,800,000
Vanguard Health Holding Co. I LLC
0.000%, 10/1/15(e)	1,445,000	1,199,350

		17,728,665

Insurance (0.4%)
Liberty Mutual Group, Inc.
10.750%, 6/15/58(l)§	8,000,000	3,920,000

Real Estate Investment Trusts (REITs) (2.3%)
Host Hotels & Resorts LP
6.875%, 11/1/14	4,000,000	3,080,000
Series O
6.375%, 3/15/15	4,000,000	2,960,000
Series Q
6.750%, 6/1/16	1,000,000	730,000
iStar Financial, Inc.
8.625%, 6/1/13	9,000,000	2,880,000
Simon Property Group LP
10.350%, 4/1/19	10,000,000	9,718,790

		19,368,790

Real Estate Management & Development (0.2%)
Duke Realty LP
5.950%, 2/15/17	3,000,000	1,794,126

Thrifts & Mortgage Finance (0.0%)
Washington Mutual Preferred Funding II
9.750%, 10/29/49(h)§	2,500,000	250

Total Financials		121,014,946

Health Care (6.3%)
Health Care Equipment & Supplies (0.3%)
Bausch & Lomb, Inc. Term Loan
0.000%, 4/26/15(t)	232,000	197,909
4.470%, 4/26/15(l)	2,650,600	2,261,111

		2,459,020

Health Care Providers & Services (6.0%)
Community Health Systems, Inc.
8.875%, 7/15/15	10,000,000	9,450,000

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
DaVita, Inc.
6.625%, 3/15/13	$1,686,000	$1,635,420
7.250%, 3/15/15	3,000,000	2,883,750
HCA, Inc.
6.500%, 2/15/16	6,000,000	3,930,000
9.250%, 11/15/16	3,000,000	2,730,000
Tenet Healthcare Corp.
7.375%, 2/1/13	4,000,000	3,180,000
9.250%, 2/1/15	15,500,000	11,935,000
9.000%, 5/1/15§	6,200,000	5,983,000
10.000%, 5/1/18§	6,200,000	5,998,500
U.S. Oncology Holdings, Inc.
6.904%, 3/15/12 PIK(l)	5,034,827	3,020,896

		50,746,566

Total Health Care		53,205,586

Industrials (4.5%)
Building Products (0.2%)
Nortek, Inc.
10.000%, 12/1/13	3,500,000	1,461,250

Commercial Services & Supplies (1.5%)
Allied Waste North America, Inc.
6.125%, 2/15/14	3,500,000	3,290,000
Series B
7.375%, 4/15/14	7,700,000	7,295,750
7.125%, 5/15/16	2,100,000	1,958,250

		12,544,000

Electrical Equipment (0.2%)
Rexnord Holdings, Inc.
8.261%, 3/1/13 PIK(l)§†	4,622,720	1,987,770

Industrial Conglomerates (1.5%)
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	1,500,000	1,499,880
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14	2,000,000	1,620,000
11.750%, 8/1/16	2,000,000	1,220,000
8.875%, 9/1/16	1,000,000	750,000
U.S. Investigations Services, Inc. Term Loan
3.977%, 4/1/15(l)	9,849,624	7,912,528

		13,002,408

Machinery (0.5%)
Terex Corp.
8.000%, 11/15/17	5,000,000	4,050,000

Road & Rail (0.6%)
Hertz Corp.
8.875%, 1/1/14	8,000,000	4,850,000
10.500%, 1/1/16	500,000	217,500

		5,067,500

Total Industrials		38,112,928

Information Technology (3.6%)
Communications Equipment (0.3%)
Anixter, Inc.
10.000%, 3/15/14	1,500,000	1,391,250
Nortel Networks Ltd.
10.750%, 7/15/16(h)§	5,700,000	1,026,000

		2,417,250

Electronic Equipment, Instruments & Components (0.4%)
Flextronics International Ltd.
6.250%, 11/15/14	2,500,000	2,112,500
Sanmina-SCI Corp.
6.750%, 3/1/13	$2,000,000	$780,000
8.125%, 3/1/16	2,000,000	700,000

		3,592,500

IT Services (2.4%)
Ceridian Corp.
11.250%, 11/15/15	11,500,000	4,830,000
First Data Corp.
9.875%, 9/24/15	8,600,000	5,031,000
Term Loan
3.272%, 9/24/14(l)	9,875,000	6,632,297
SunGard Data Systems, Inc.
10.625%, 5/15/15§	5,000,000	4,375,000

		20,868,297

Semiconductors & Semiconductor Equipment (0.5%)
Freescale Semiconductor, Inc.
1.291%, 12/15/14(l)	6,789,499	3,471,131
10.125%, 12/15/16	2,211,000	397,980

		3,869,111

Total Information Technology		30,747,158

Materials (0.2%)
Chemicals (0.1%)
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR 4,000,000	398,580

Metals & Mining (0.1%)
Novelis, Inc.
6.500%, 7/7/14	$1,400,000	870,800

Paper & Forest Products (0.0%)
NewPage Corp.
10.000%, 5/1/12	1,000,000	347,500

Total Materials		1,616,880

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.2%)
Digicel Group Ltd.
8.875%, 1/15/15§	3,000,000	1,935,000

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.
9.000%, 1/15/15	2,500,000	2,506,250

Total Telecommunication Services		4,441,250

Utilities (6.7%)
Electric Utilities (4.1%)
Arizona Public Service Co.
8.750%, 3/1/19	2,000,000	2,008,122
Energy Future Holdings Corp.
11.250%, 11/1/17 PIK	12,200,000	5,154,500
Illinois Power Co.
9.750%, 11/15/18	6,000,000	6,531,924
Intergen N.V.
9.000%, 6/30/17§	1,500,000	1,357,500
Public Service Co. of New Mexico
7.950%, 5/15/18	3,800,000	3,334,500
Texas Competitive Electric Holdings Co. LLC
10.500%, 11/1/16 PIK	10,000,000	3,700,000
Series A
10.250%, 11/1/15§	10,000,000	5,000,000
Term Loan
4.018%, 10/10/14(l)	31,126	20,470

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
4.033%, 10/10/14(l)	$12,263,747	$8,065,327

		35,172,343

Independent Power Producers & Energy Traders (2.1%)
Dynegy Holdings, Inc.
6.875%, 4/1/11	7,500,000	6,675,000
8.750%, 2/15/12	6,719,000	5,845,530
8.375%, 5/1/16	2,500,000	1,693,750
7.750%, 6/1/19	3,500,000	2,275,000
Reliant Energy, Inc.
7.875%, 6/15/17	1,800,000	1,422,000

		17,911,280

Multi-Utilities (0.5%)
Dominion Resources, Inc.
8.875%, 1/15/19	2,000,000	2,264,190
Sempra Energy
8.900%, 11/15/13	1,500,000	1,630,367

		3,894,557

Total Utilities		56,978,180

Total Corporate Bonds		498,755,100

Total Long-Term Debt Securities (60.5%) (Cost $711,554,398)		514,156,350

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Corp. Series C
6.250%	200,000	512,500

Total Consumer Discretionary		512,500

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
SandRidge Energy, Inc.
8.500%§	40,000	3,854,856

Total Energy		3,854,856

Financials (1.9%)
Capital Markets (0.6%)
Goldman Sachs Group, Inc.
9.000%§	75,000	2,272,800
Legg Mason, Inc.
7.000%	150,000	2,730,000

		5,002,800

Commercial Banks (0.4%)
Wells Fargo & Co. Series L
7.500%	7,000	3,352,930

Diversified Financial Services (0.8%)
Bank of America Corp. Series L
7.250%	8,210	3,345,575
Citigroup, Inc. Series T
6.500%	134,200	3,631,788

		6,977,363

Real Estate Investment Trusts (REITs) (0.1%)
FelCor Lodging Trust, Inc. Series A
1.950%	130,000	515,944

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
5.375%	80	$107,200
Series 08-1
8.750%	189,400	196,976
Washington Mutual, Inc. Series R
7.750%(h)	356	1,744

		305,920

Total Financials		16,154,957

Health Care (1.0%)
Pharmaceuticals (1.0%)
Schering-Plough Corp.
6.000%	40,000	8,425,000

Total Health Care		8,425,000

Utilities (0.4%)
Electric Utilities (0.4%)
CMS Energy Trust I
7.750%	125,000	3,611,175

Total Utilities		3,611,175

Total Convertible Preferred Stocks (3.8%) (Cost $67,442,644)		32,558,488

PREFERRED STOCKS:
Financials (0.1%)
Diversified Financial Services (0.1%)
Preferred Blocker, Inc.
7.000%§	4,046	805,533

Thrifts & Mortgage Finance (0.0%)
Fannie Mae Series Q
6.750%	200,000	100,000
Series R
7.625%	306,800	223,964
Series S
8.250%(l)	149,600	106,216
Freddie Mac Series Z
8.375%(l)*	288,100	132,526

		562,706

Total Preferred Stocks (0.1%) (Cost $24,885,978)		1,368,239

COMMON STOCKS:
Consumer Discretionary (0.2%)
Media (0.2%)
Comcast Corp., Class A	115,700	1,578,148

Total Consumer Discretionary		1,578,148

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Canadian Oil Sands Trust	400,000	7,693,528
ConocoPhillips	250,000	9,790,000
Spectra Energy Corp.	323,800	4,578,532

Total Energy		22,062,060

Financials (3.5%)
Capital Markets (1.0%)
Goldman Sachs Group, Inc.*§	250,000	8,386,750

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (1.2%)
Barclays plc	300,000	$639,987
HSBC Holdings plc	500,000	2,830,504
Wells Fargo & Co.	499,400	7,111,456

		10,581,947

Diversified Financial Services (1.2%)
Bank of America Corp.	845,000	5,762,900
JPMorgan Chase & Co.	150,000	3,987,000

		9,749,900

Real Estate Investment Trusts (REITs) (0.1%)
Duke Realty Corp. (REIT)	80,000	440,000
iStar Financial, Inc. (REIT)	156,800	440,608

		880,608

Total Financials		29,599,205

Health Care (2.4%)
Pharmaceuticals (2.4%)
Merck & Co., Inc.	400,000	10,700,000
Pfizer, Inc.	700,000	9,534,000

Total Health Care		20,234,000

Information Technology (1.5%)
Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	600,000	9,030,000
Maxim Integrated Products, Inc.	300,000	3,963,000

Total Information Technology		12,993,000

Materials (1.4%)
Metals & Mining (1.4%)
Barrick Gold Corp.	10,000	324,200
Newmont Mining Corp.	253,500	11,346,660

Total Materials		11,670,860

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	350,000	8,820,000

Total Telecommunication Services		8,820,000

Utilities (13.9%)
Electric Utilities (6.0%)
American Electric Power Co., Inc.	130,000	3,283,800
Duke Energy Corp.	750,000	10,740,000
FirstEnergy Corp.	125,000	4,825,000
FPL Group, Inc.	124,200	6,300,666
Pinnacle West Capital Corp.	150,000	3,984,000
Portland General Electric Co.	250,000	4,397,500
Progress Energy, Inc.	225,000	8,158,500
Southern Co.	300,000	9,186,000

		50,875,466

Gas Utilities (0.5%)
AGL Resources, Inc.	175,000	4,642,750

Multi-Utilities (7.4%)
Ameren Corp.	200,000	4,638,000
Consolidated Edison, Inc.	150,000	5,941,500
Dominion Resources, Inc.	200,000	6,198,000
NiSource, Inc.	70,000	686,000
PG&E Corp.	350,000	13,377,000
Public Service Enterprise
Group, Inc.	350,000	10,314,500
Sempra Energy	163,900	7,578,736
TECO Energy, Inc.	400,000	4,460,000
Xcel Energy, Inc.	500,000	$9,315,000

		62,508,736

Total Utilities		118,026,952

Total Common Stocks (26.5%) (Cost $341,750,420)		224,984,225

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.2%)
Federal Home Loan Bank
0.00%, 4/1/09 (o)(p)	$18,440,000	18,440,000

Time Deposit (4.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09	39,414,565	39,414,565

Total Short-Term Investments (6.8%) (Amortized Cost $57,854,565)		57,854,565

Total Investments (97.7%) (Cost/Amortized Cost $1,203,488,005)		830,921,867
Other Assets Less Liabilities (2.3%)		19,225,391

Net Assets (100%)		$850,147,258

*	Non-income producing.

†	Securities (totaling $1,987,770 or 0.2% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $113,934,044 or 13.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

EUR — European Currency Unit

PIK — Payment-in Kind Security

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$220,776,873	$608,157,224	$1,987,770	$830,921,867
Other Investments*	—	—	—	—

Total	$220,776,873	$608,157,224	$1,987,770	$830,921,867

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	1,987,770	—

Balance as of 3/31/09	$1,987,770	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(100,221)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$161,772,332
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$93,557,549

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,578,980
Aggregate gross unrealized depreciation	(386,268,820)

Net unrealized depreciation	$(372,689,840)

Federal income tax cost of investments	$1,203,611,707

The Portfolio has a net capital loss carryforward of $85,491,338, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Auto Components (2.7%)
Autoliv, Inc.	171,000	$3,175,470
Gentex Corp.	274,500	2,734,020

		5,909,490

Automobiles (2.6%)
Thor Industries, Inc.	323,500	5,053,070
Winnebago Industries, Inc.	121,100	643,041

		5,696,111

Diversified Consumer Services (0.5%)
Regis Corp.	77,500	1,119,875

Household Durables (3.8%)
Bassett Furniture Industries, Inc.	2,000	3,880
D.R. Horton, Inc.	205,900	1,997,230
Ethan Allen Interiors, Inc.	131,700	1,482,942
Hooker Furniture Corp.	147,869	1,248,014
La-Z-Boy, Inc.	177,400	221,750
M.D.C. Holdings, Inc.	77,100	2,400,894
M/I Homes, Inc.	119,300	833,907

		8,188,617

Leisure Equipment & Products (0.2%)
Brunswick Corp.	119,800	413,310

Multiline Retail (3.4%)
Fred’s, Inc., Class A	176,600	1,992,048
J.C. Penney Co., Inc.	238,000	4,776,660
Saks, Inc.*	205,800	384,846
Tuesday Morning Corp.*	101,000	128,270

		7,281,824

Specialty Retail (5.1%)
Brown Shoe Co., Inc.	180,700	677,625
Christopher & Banks Corp.	358,100	1,464,629
Group 1 Automotive, Inc.	216,200	3,020,314
Gymboree Corp.*	25,600	546,560
Men’s Wearhouse, Inc.	231,400	3,503,396
Pier 1 Imports, Inc.*	172,200	96,432
West Marine, Inc.*	208,900	1,117,615
Zale Corp.*	374,000	729,300

		11,155,871

Textiles, Apparel & Luxury Goods (1.2%)
Timberland Co., Class A*	45,100	538,494
Warnaco Group, Inc.*	89,900	2,157,600

		2,696,094

Total Consumer Discretionary		42,461,192

Consumer Staples (1.4%)
Food & Staples Retailing (1.4%)
Casey’s General Stores, Inc.	118,100	3,148,546

Total Consumer Staples		3,148,546

Energy (8.6%)
Energy Equipment & Services (7.4%)
Atwood Oceanics, Inc.*	103,700	1,720,383
Bristow Group, Inc.*	108,000	2,314,440
CARBO Ceramics, Inc.	6,600	187,704
Global Industries Ltd.*	450,900	1,731,456
Helix Energy Solutions Group, Inc.*	321,000	1,649,940
Oil States International, Inc.*	87,800	1,178,276
Rowan Cos., Inc.	298,000	3,567,060
Tidewater, Inc.	30,400	1,128,752
Unit Corp.*	126,300	$2,642,196

		16,120,207

Oil, Gas & Consumable Fuels (1.2%)
Arch Coal, Inc.	33,600	449,232
Overseas Shipholding Group, Inc.	39,900	904,533
Teekay Corp.	94,300	1,341,889

		2,695,654

Total Energy		18,815,861

Financials (15.1%)
Commercial Banks (1.3%)
Chemical Financial Corp.	118,100	2,457,661
Peoples Bancorp, Inc./Ohio	28,300	367,334

		2,824,995

Insurance (12.6%)
American National Insurance Co.	38,100	1,996,821
Arthur J. Gallagher & Co.	78,600	1,336,200
Aspen Insurance Holdings Ltd.	161,900	3,636,274
Erie Indemnity Co., Class A	70,100	2,396,018
IPC Holdings Ltd.	148,500	4,015,440
Montpelier Reinsurance Holdings Ltd.	202,300	2,621,808
Old Republic International Corp.	424,300	4,590,926
Protective Life Corp.	376,000	1,974,000
RLI Corp.	41,300	2,073,260
StanCorp Financial Group, Inc.	57,300	1,305,294
Syncora Holdings Ltd.*	71,350	17,837
Zenith National Insurance Corp.	61,000	1,470,710

		27,434,588

Thrifts & Mortgage Finance (1.2%)
Corus Bankshares, Inc.*	131,000	35,370
TrustCo Bank Corp. NY/New York	441,500	2,657,830

		2,693,200

Total Financials		32,952,783

Health Care (2.8%)
Health Care Equipment & Supplies (2.8%)
STERIS Corp.	58,400	1,359,552
Teleflex, Inc.	76,000	2,970,840
West Pharmaceutical Services, Inc.	53,200	1,745,492

Total Health Care		6,075,884

Industrials (29.3%)
Airlines (1.0%)
SkyWest, Inc.	183,800	2,286,472

Building Products (5.5%)
American Woodmark Corp.	123,000	2,159,880
Apogee Enterprises, Inc.	227,900	2,502,342
Gibraltar Industries, Inc.	199,100	939,752
Simpson Manufacturing Co., Inc.	153,200	2,760,664
Universal Forest Products, Inc.	136,900	3,642,909

		12,005,547

Commercial Services & Supplies (3.0%)
ABM Industries, Inc.	275,000	4,510,000
Mine Safety Appliances Co.	104,200	2,086,084

		6,596,084

Construction & Engineering (1.1%)
EMCOR Group, Inc.*	136,700	2,347,139

Electrical Equipment (3.5%)
A. O. Smith Corp.	27,500	692,451
Brady Corp., Class A	130,100	2,293,663
Franklin Electric Co., Inc.	64,300	1,422,959

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Powell Industries, Inc.*	20,400	$720,324
Roper Industries, Inc.	57,100	2,423,895

		7,553,292

Industrial Conglomerates (1.1%)
Carlisle Cos., Inc.	120,400	2,363,452

Machinery (12.0%)
Astec Industries, Inc.*	34,500	904,935
Briggs & Stratton Corp.	110,600	1,824,900
CIRCOR International, Inc.	40,500	912,060
CNH Global N.V.	22,000	228,360
Gardner Denver, Inc.*	98,000	2,130,520
Graco, Inc.	110,900	1,893,063
Kennametal, Inc.	219,000	3,549,990
Lincoln Electric Holdings, Inc.	91,500	2,899,635
Mueller Industries, Inc.	151,300	3,281,697
Nordson Corp.	125,100	3,556,593
Timken Co.	33,100	462,076
Trinity Industries, Inc.	277,000	2,531,780
Wabash National Corp.	307,800	378,594
Watts Water Technologies, Inc., Class A	84,000	1,643,040

		26,197,243

Road & Rail (1.2%)
Genesee & Wyoming, Inc., Class A*	95,800	2,035,750
Kansas City Southern*	36,900	468,999

		2,504,749

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.	116,200	1,960,294

Total Industrials		63,814,272

Information Technology (4.6%)
Computers & Peripherals (0.2%)
Diebold, Inc.	22,900	488,915

Electronic Equipment, Instruments & Components (3.5%)
Benchmark Electronics, Inc.*	304,400	3,409,280
Mettler-Toledo International, Inc.*	39,400	2,022,402
Rofin-Sinar Technologies, Inc.*	136,200	2,195,544

		7,627,226

Semiconductors & Semiconductor Equipment (0.9%)
Cohu, Inc.	167,500	1,206,000
OmniVision Technologies, Inc.*	91,800	616,896

		1,822,896

Total Information Technology		9,939,037

Materials (11.6%)
Chemicals (4.8%)
Airgas, Inc.	75,100	2,539,131
Cabot Corp.	169,000	1,776,190
RPM International, Inc.	239,700	3,051,381
Westlake Chemical Corp.	213,200	3,119,116

		10,485,818

Containers & Packaging (0.9%)
AptarGroup, Inc.	61,500	1,915,110

Metals & Mining (5.3%)
Gerdau Ameristeel Corp.	372,900	1,144,803
Reliance Steel & Aluminum Co.	215,400	5,671,482
Steel Dynamics, Inc.	508,100	4,476,361
United States Steel Corp.	13,800	$291,594

		11,584,240

Paper & Forest Products (0.6%)
Glatfelter	192,000	1,198,080

Total Materials		25,183,248

Utilities (3.7%)
Electric Utilities (1.6%)
NV Energy, Inc.	374,000	3,511,860

Gas Utilities (2.1%)
Atmos Energy Corp.	44,300	1,024,216
Energen Corp.	117,000	3,408,210

		4,432,426

Total Utilities		7,944,286

Total Common Stocks (96.6%) (Cost $345,297,777)		210,335,109

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $4,094,601)	$4,094,601	4,094,601

Total Investments (98.5%) (Cost/Amortized Cost $349,392,378)		214,429,710
Other Assets Less Liabilities (1.5%)		3,334,238

Net Assets (100%)		$217,763,948

*	Non-income producing.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$210,335,109	$4,094,601	$—	$214,429,710
Other Investments*	—	—	—	—

Total	$210,335,109	$4,094,601	$—	$214,429,710

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,112,378
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$81,340,066

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,709,580
Aggregate gross unrealized depreciation	(138,987,723)

Net unrealized depreciation	$(136,278,143)

Federal income tax cost of investments	$350,707,853

The Portfolio has a net capital loss carryforward of $22,248,489, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.6%)
Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	8,500	$165,325

Hotels, Restaurants & Leisure (0.9%)
Boyd Gaming Corp.	140,000	522,200
Churchill Downs, Inc.	14,000	420,840
Dover Motorsports, Inc.	20,000	37,000
Ladbrokes plc	35,000	91,542
MGM MIRAGE*	55,000	128,150

		1,199,732

Household Durables (0.8%)
Fortune Brands, Inc.	33,000	810,150
Harman International Industries, Inc.	12,000	162,360
Nobility Homes, Inc.	1,000	7,250
Skyline Corp.	11,500	218,615

		1,198,375

Internet & Catalog Retail (0.0%)
Liberty Media Corp., Interactive, Class A*	6,000	17,400

Leisure Equipment & Products (0.0%)
Fairchild Corp., Class A*	90,000	990

Media (3.0%)
Acme Communications, Inc.*	20,000	5,000
Ascent Media Corp., Class A*	5,000	125,000
Beasley Broadcasting Group, Inc., Class A	22,000	45,760
Cablevision Systems Corp. - New York Group, Class A	110,000	1,423,400
CBS Corp., Class A	35,000	137,200
Clear Channel Outdoor Holdings, Inc., Class A*	110,000	403,700
Cox Radio, Inc., Class A*	2,000	8,200
Crown Media Holdings, Inc., Class A*	13,000	26,520
Discovery Communications, Inc., Class A*	6,000	96,120
Discovery Communications, Inc., Class C*	2,500	36,625
Emmis Communications Corp., Class A*	70,000	27,300
Fisher Communications, Inc.	24,000	234,240
Hearst-Argyle Television, Inc.	2,000	8,320
Liberty Global, Inc., Class A*	1,080	15,725
Liberty Media Corp., Capital Series, Class A*	12,000	83,760
Liberty Media Corp., Entertainment Series, Class A*	56,000	1,117,200
LIN TV Corp., Class A*	110,000	123,200
Media General, Inc., Class A	80,000	153,600
Salem Communications Corp., Class A*	45,000	25,200
Shaw Communications, Inc., Class B	3,000	45,450
Warner Music Group Corp.*	10,000	23,500

		4,165,020

Multiline Retail (0.5%)
Macy’s, Inc.	80,000	712,000
Saks, Inc.*	1,000	1,870

		713,870

Specialty Retail (0.2%)
Midas, Inc.*	30,000	237,600
Sally Beauty Holdings, Inc.*	20,000	$113,600

		351,200

Textiles, Apparel & Luxury Goods (0.1%)
Heelys, Inc.	50,000	85,500

Total Consumer Discretionary		7,897,412

Consumer Staples (4.2%)
Beverages (0.6%)
Dr. Pepper Snapple Group, Inc.*	50,000	845,500

Food & Staples Retailing (0.6%)
CVS Caremark Corp.	27,000	742,230
SUPERVALU, Inc.	10,000	142,800

		885,030

Food Products (2.9%)
Cadbury plc (ADR)	48,000	1,454,400
Flowers Foods, Inc.	500	11,740
H.J. Heinz Co.	1,000	33,060
Hershey Co.	20,000	695,000
Reddy Ice Holdings, Inc.	1,000	1,470
Sara Lee Corp.	140,000	1,131,200
Tootsie Roll Industries, Inc.	36,050	783,006

		4,109,876

Personal Products (0.1%)
Alberto-Culver Co.	3,500	79,135

Total Consumer Staples		5,919,541

Energy (0.7%)
Energy Equipment & Services (0.3%)
Rowan Cos., Inc.	30,000	359,100
RPC, Inc.	10,000	66,300

		425,400

Oil, Gas & Consumable Fuels (0.4%)
Alpha Natural Resources, Inc.*	11,000	195,250
Anadarko Petroleum Corp.	9,000	350,010
WesternZagros Resources Ltd.*	40,000	18,401

		563,661

Total Energy		989,061

Financials (6.7%)
Capital Markets (2.1%)
Bank of New York Mellon Corp.	25,000	706,250
BKF Capital Group, Inc.	14,000	13,440
Deutsche Bank AG (Registered)	12,000	487,800
Legg Mason, Inc.	40,000	636,000
SWS Group, Inc.	65,000	1,009,450

		2,852,940

Commercial Banks (0.7%)
PNC Financial Services Group, Inc.	33,000	966,570

Consumer Finance (0.5%)
American Express Co.	18,000	245,340
SLM Corp.*	100,000	495,000

		740,340

Diversified Financial Services (0.9%)
Bank of America Corp.	18,000	122,760
JPMorgan Chase & Co.	40,000	1,063,200
PHH Corp.*	8,000	112,400

		1,298,360

Insurance (1.9%)
CNA Surety Corp.*	60,000	1,106,400

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	61,000	$1,235,250
Willis Group Holdings Ltd.	15,000	330,000

		2,671,650

Thrifts & Mortgage Finance (0.6%)
Flushing Financial Corp.	14,200	85,484
New York Community Bancorp, Inc.	2,000	22,340
NewAlliance Bancshares, Inc.	65,000	763,100

		870,924

Total Financials		9,400,784

Health Care (10.0%)
Biotechnology (3.9%)
Biogen Idec, Inc.*	9,000	471,780
CV Therapeutics, Inc.*	250,000	4,970,000

		5,441,780

Health Care Equipment & Supplies (0.5%)
ArthroCare Corp.*	44,000	215,600
CONMED Corp.*	2,000	28,820
Exactech, Inc.*	1,000	11,490
Kensey Nash Corp.*	2,000	42,540
Orthofix International N.V.*	19,000	351,880
Osteotech, Inc.*	1,500	5,235
RTI Biologics, Inc.*	20,440	58,254

		713,819

Health Care Providers & Services (0.1%)
Chemed Corp.	5,000	194,500

Health Care Technology (0.1%)
AMICAS, Inc.*	70,000	142,100

Pharmaceuticals (5.4%)
Allergan, Inc.	3,000	143,280
Schering-Plough Corp.	125,000	2,943,750
UCB S.A.	6,000	176,172
Wyeth	100,000	4,304,000

		7,567,202

Total Health Care		14,059,401

Industrials (3.9%)
Aerospace & Defense (0.8%)
Herley Industries, Inc.*	70,000	837,200
Honeywell International, Inc.	10,000	278,600

		1,115,800

Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.*	12,000	39,120

Building Products (0.6%)
Griffon Corp.*	110,000	825,000

Commercial Services & Supplies (0.9%)
Republic Services, Inc.	70,000	1,200,500

Electrical Equipment (0.5%)
Belden, Inc.	1,000	12,510
Cooper Industries Ltd., Class A	4,000	103,440
SL Industries, Inc.*	37,000	170,940
Thomas & Betts Corp.*	15,000	375,300

		662,190

Machinery (1.0%)
Ampco-Pittsburgh Corp.	4,000	53,040
Baldwin Technology Co., Inc., Class A*	20,000	19,000
CIRCOR International, Inc.	2,000	45,040
Flowserve Corp.	3,000	168,360
Navistar International Corp.*	22,000	$736,120
Tennant Co.	44,000	412,280
Watts Water Technologies, Inc., Class A	1,000	19,560

		1,453,400

Trading Companies & Distributors (0.1%)
Kaman Corp.	17,000	213,180

Total Industrials		5,509,190

Information Technology (4.1%)
Computers & Peripherals (1.4%)
Diebold, Inc.	76,000	1,622,600
SanDisk Corp.*	27,000	341,550

		1,964,150

Electronic Equipment, Instruments & Components (0.2%)
Park Electrochemical Corp.	16,000	276,480

Internet Software & Services (1.2%)
Yahoo!, Inc.*	126,000	1,614,060

IT Services (0.1%)
Acxiom Corp.	7,000	51,800
Affiliated Computer Services, Inc., Class A*	1,000	47,890

		99,690

Semiconductors & Semiconductor Equipment (0.1%)
International Rectifier Corp.*	12,000	162,120

Software (1.1%)
FalconStor Software, Inc.*	4,000	9,560
i2 Technologies, Inc.*	17,000	134,300
Mentor Graphics Corp.*	38,000	168,720
Take-Two Interactive Software, Inc.*	155,000	1,294,250

		1,606,830

Total Information Technology		5,723,330

Materials (8.4%)
Chemicals (7.3%)
Ashland, Inc.	23,390	241,619
CF Industries Holdings, Inc.	300	21,339
Chemtura Corp.	80,000	3,800
Ciba Holding AG*	38,000	1,622,296
Ferro Corp.	45,000	64,350
FMC Corp.	2,000	86,280
Nova Chemicals Corp.	25,000	144,000
Rohm & Haas Co.	100,000	7,884,000
Sensient Technologies Corp.	6,000	141,000

		10,208,684

Containers & Packaging (0.2%)
Greif, Inc., Class A	1,000	33,290
Myers Industries, Inc.	46,000	282,440

		315,730

Metals & Mining (0.9%)
Barrick Gold Corp.	3,000	97,260
Freeport-McMoRan Copper & Gold, Inc.	10,000	381,100
Gold Fields Ltd. (ADR)	6,000	68,040
Rio Tinto plc (ADR)	5,200	697,112
WHX Corp.*	4,000	26,800

		1,270,312

Total Materials		11,794,726

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (7.1%)
Diversified Telecommunication Services (1.6%)
Asia Satellite Telecommunications Holdings Ltd	89,000	$93,012
BCE, Inc.	90,000	1,791,000
Cincinnati Bell, Inc.*	170,000	391,000

		2,275,012

Wireless Telecommunication Services (5.5%)
Centennial Communications Corp.*	488,797	4,037,464
Millicom International Cellular S.A.	18,000	666,720
Rogers Communications, Inc., Class B	1,200	27,396
Sprint Nextel Corp.*	280,000	999,600
Telephone & Data Systems, Inc.	30,000	795,300
U.S. Cellular Corp.*	35,000	1,166,900

		7,693,380

Total Telecommunication Services		9,968,392

Utilities (5.0%)
Electric Utilities (1.8%)
DPL, Inc.	20,000	450,800
Great Plains Energy, Inc.	145,000	1,953,150
Westar Energy, Inc.	10,000	175,300

		2,579,250

Independent Power Producers & Energy Traders (2.1%)
Constellation Energy Group, Inc.	120,000	2,479,200
NRG Energy, Inc.*	25,000	440,000

		2,919,200

Multi-Utilities (1.1%)
GDF Suez*	3,801	5
Integrys Energy Group, Inc.	1,500	39,060
NorthWestern Corp.	37,000	794,760
NSTAR	2,000	63,760
PNM Resources, Inc.	72,000	594,720

		1,492,305

Total Utilities		6,990,755

Total Common Stocks (55.7%) (Cost $105,950,673)		78,252,592

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11* (Cost $—)	6,000	2,220

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (41.2%)
U.S. Treasury Bills
0.16%, 4/2/09 (p)	$20,000,000	19,999,818
0.17%, 5/21/09 (p)	10,000,000	9,997,576
0.16%, 6/25/09 (p)	28,000,000	27,989,416

Total Government Securities		57,986,810

Time Deposit (2.3%)
JPMorgan Chase Nassau
0.004%, 4/1/09	3,180,928	3,180,928

Total Short-Term Investments (43.5%) (Cost/Amortized Cost $61,168,913)		61,167,738

Total Investments (99.2%) (Cost/Amortized Cost $167,119,586)		$139,422,550
Other Assets Less Liabilities (0.8%)		1,169,409

Net Assets (100%)		$140,591,959

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$76,271,785	$63,150,765	$—	$139,422,550
Other Investments*	—	—	—	—

Total	$76,271,785	$63,150,765	$—	$139,422,550

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,962,589
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,929,199

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,371,549
Aggregate gross unrealized depreciation	(32,026,420)

Net unrealized depreciation	$(29,654,871)

Federal income tax cost of investments	$169,077,421

For the three months ended March 31, 2009, the Portfolio incurred approximately $40,609 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.7%)
Auto Components (1.9%)
Beru AG^	11,000	$1,118,043
BorgWarner, Inc.	200,000	4,060,000
Dana Holding Corp.*	420,000	193,200
Hawk Corp., Class A*	132,800	1,533,840
Modine Manufacturing Co.	590,000	1,475,000
Proliance International, Inc.*	216,000	36,720
Spartan Motors, Inc.	290,000	1,165,800
Standard Motor Products, Inc.	700,000	1,925,000
Stoneridge, Inc.*	290,000	611,900
Strattec Security Corp.	85,200	710,568
Superior Industries International, Inc.^	240,000	2,844,000
Tenneco, Inc.*	530,000	863,900

		16,537,971

Automobiles (0.0%)
Coachmen Industries, Inc.*	330,000	214,500
Monaco Coach Corp.	64,000	9,600
Thor Industries, Inc.	4,000	62,480

		286,580

Diversified Consumer Services (0.7%)
Brink’s Home Security Holdings, Inc.*	35,000	791,000
Corinthian Colleges, Inc.*	115,000	2,236,750
Matthews International Corp., Class A	13,000	374,530
Stewart Enterprises, Inc., Class A	20,000	64,800
Universal Technical Institute, Inc.*	200,000	2,400,000

		5,867,080

Hotels, Restaurants & Leisure (3.5%)
Boyd Gaming Corp.^	240,000	895,200
Canterbury Park Holding Corp.	177,045	1,177,349
Churchill Downs, Inc.	208,000	6,252,480
Denny’s Corp.*	8,000	13,360
Dover Downs Gaming & Entertainment, Inc.	85,000	260,950
Dover Motorsports, Inc.	420,000	777,000
Gaylord Entertainment Co.*^	390,000	3,248,700
International Speedway Corp., Class A	17,000	375,020
Las Vegas Sands Corp.*^	320,000	963,200
Marcus Corp.	60,000	510,000
Morgans Hotel Group Co.*^	20,000	62,200
Nathan’s Famous, Inc.*	72,000	900,000
Orient-Express Hotels Ltd., Class A^	315,000	1,291,500
Penn National Gaming, Inc.*	90,000	2,173,500
Pinnacle Entertainment, Inc.*	620,000	4,364,800
Sonesta International Hotels Corp., Class A‡	340,000	2,550,000
Steak n Shake Co.*^	470,000	3,557,900
Wendy’s/Arby’s Group, Inc., Class A	110,000	553,300
Youbet.com, Inc.*	9,200	15,548

		29,942,007

Household Durables (1.1%)
Cavalier Homes, Inc.*‡	890,249	1,379,886
Cavco Industries, Inc.*^	105,000	2,478,000
Champion Enterprises, Inc.*	1,000,000	480,000
Harman International Industries, Inc.	125,000	1,691,250
Nobility Homes, Inc.	48,080	348,580
Palm Harbor Homes, Inc.*^	40,000	89,200
Skyline Corp.	130,000	$2,471,300

		8,938,216

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	310,000	641,700
Liberty Media Corp., Interactive, Class A*	12,500	36,250
NutriSystem, Inc.^	25,000	356,750

		1,034,700

Leisure Equipment & Products (0.3%)
Aruze Corp.*^	75,000	369,143
Eastman Kodak Co.^	230,000	874,000
Fairchild Corp., Class A*	490,000	5,390
Marine Products Corp.^	240,000	1,017,600

		2,266,133

Media (3.4%)
Acme Communications, Inc.*	200,000	50,000
Ascent Media Corp., Class A*	66,077	1,651,925
Beasley Broadcasting Group, Inc., Class A	350,000	728,000
Belo Corp., Class A	270,000	164,700
Cablevision Systems Corp. - New York Group, Class A	315,000	4,076,100
Carmike Cinemas, Inc.	150,000	388,500
Charter Communications, Inc., Class A*	30,000	624
Citadel Broadcasting Corp.*	565,000	37,290
Clear Channel Outdoor Holdings, Inc., Class A*	165,000	605,550
Crown Media Holdings, Inc., Class A*^	126,000	257,040
Cumulus Media, Inc., Class A*	6,005	6,065
Discovery Communications, Inc., Class A*	30,000	480,600
Discovery Communications, Inc., Class C*	12,500	183,125
Emmis Communications Corp., Class A*	240,000	93,600
EW Scripps Co., Class A^	300,000	405,000
Fisher Communications, Inc.	240,000	2,342,400
Gray Television, Inc.^	925,000	296,000
Gray Television, Inc., Class A	27,200	19,040
Grupo Televisa S.A. (ADR)	100,000	1,364,000
Hearst-Argyle Television, Inc.^	100,000	416,000
Il Sole 24 Ore	370,000	887,903
Imax Corp.*	40,000	172,400
Interactive Data Corp.	130,000	3,231,800
Interep National Radio Sales, Inc., Class A*	65,000	39
Interpublic Group of Cos., Inc.*	980,000	4,037,600
Journal Communications, Inc., Class A	900,000	675,000
Lakes Entertainment, Inc.*	95,000	194,750
Lee Enterprises, Inc.^	120,000	33,600
Liberty Global, Inc., Class A*	15,000	218,400
Liberty Media Corp., Capital Series, Class A*	5,000	34,900
Liberty Media Corp., Entertainment Series, Class A*	20,000	399,000
LIN TV Corp., Class A*	680,000	761,600
Martha Stewart Living Omnimedia, Inc., Class A*	320,000	796,800
MDC Partners, Inc., Class A*	7,000	23,030
Media General, Inc., Class A^	770,000	1,478,400

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Meredith Corp.	50,000	$832,000
Primedia, Inc.^	160,000	395,200
Salem Communications Corp., Class A*	590,000	330,400
Sinclair Broadcast Group, Inc., Class A	285,000	293,550
Triple Crown Media, Inc.*	160,000	2,400
Voyager Learning Co.*	392,500	455,300
Warner Music Group Corp.*	190,000	446,500
WPT Enterprises, Inc.*	45,503	25,937
Young Broadcasting, Inc., Class A*	280,000	2,800

		29,294,868

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.^	510,000	892,500

Specialty Retail (7.3%)
AutoNation, Inc.*^	638,000	8,855,440
Bed Bath & Beyond, Inc.*^	145,000	3,588,750
Big 5 Sporting Goods Corp.^	50,000	293,500
Bowlin Travel Centers, Inc.*	74,800	78,540
Coldwater Creek, Inc.*	900,000	2,259,000
Collective Brands, Inc.*	13,000	126,620
Earl Scheib, Inc.*‡	280,000	532,000
Midas, Inc.*	500,000	3,960,000
O’Reilly Automotive, Inc.*^	750,000	26,257,500
Penske Automotive Group, Inc.	510,000	4,758,300
PEP Boys-Manny, Moe & Jack^	560,000	2,469,600
Sally Beauty Holdings, Inc.*	400,000	2,272,000
Tractor Supply Co.*	195,000	7,031,700

		62,482,950

Textiles, Apparel & Luxury Goods (0.3%)
Escada AG*^	250,000	631,090
Hanesbrands, Inc.*	85,000	813,450
Hartmarx Corp.*	240,000	10,560
Movado Group, Inc.	32,000	241,280
Wolverine World Wide, Inc.	20,000	311,600

		2,007,980

Total Consumer Discretionary		159,550,985

Consumer Staples (11.1%)
Beverages (1.5%)
Boston Beer Co., Inc., Class A*	80,000	1,668,800
Brown-Forman Corp., Class A	27,000	1,082,700
Brown-Forman Corp., Class B	2,025	78,631
Davide Campari-Milano S.p.A.	135,000	858,270
Dr. Pepper Snapple Group, Inc.*	10,000	169,100
PepsiAmericas, Inc.	500,000	8,625,000

		12,482,501

Food & Staples Retailing (2.6%)
Casey’s General Stores, Inc.	30,000	799,800
Great Atlantic & Pacific Tea Co., Inc.*^	1,020,000	5,416,200
Ingles Markets, Inc., Class A	550,000	8,211,500
Village Super Market, Inc., Class A	80,400	2,506,068
Weis Markets, Inc.	36,000	1,117,440
Winn-Dixie Stores, Inc.*	450,000	4,302,000

		22,353,008

Food Products (4.5%)
Bull-Dog Sauce Co., Ltd.	40,000	84,937
Corn Products International, Inc.	300,000	6,360,000
Dean Foods Co.*	100,000	1,808,000
Del Monte Foods Co.	650,000	4,738,500
Diamond Foods, Inc.	7,000	195,510
Flowers Foods, Inc.	35,000	821,800
Griffin Land & Nurseries, Inc.	230,000	$8,050,000
Hain Celestial Group, Inc.*	40,000	569,600
J&J Snack Foods Corp.	50,000	1,729,500
John B. Sanfilippo & Son, Inc.*	2,000	10,680
Lifeway Foods, Inc.*^	186,305	1,490,440
Ralcorp Holdings, Inc.*	54,000	2,909,520
Rock Field Co., Ltd.	200,000	2,430,553
Smart Balance, Inc.*	150,000	906,000
Tootsie Roll Industries, Inc.^	291,581	6,333,132

		38,438,172

Household Products (1.5%)
Church & Dwight Co., Inc.	46,000	2,402,580
Energizer Holdings, Inc.*^	54,000	2,683,260
Katy Industries, Inc.*‡	600,000	540,000
Oil-Dri Corp. of America‡	423,000	6,239,250
WD-40 Co.	38,000	917,320

		12,782,410

Personal Products (1.0%)
Alberto-Culver Co.	80,000	1,808,800
Elizabeth Arden, Inc.*	11,000	64,130
Revlon, Inc., Class A*	11,000	27,280
Schiff Nutrition International, Inc.*‡	1,261,969	5,678,860
United-Guardian, Inc.	140,000	980,000

		8,559,070

Total Consumer Staples		94,615,161

Energy (2.3%)
Energy Equipment & Services (2.2%)
Lufkin Industries, Inc.	122,000	4,621,360
Oceaneering International, Inc.*	60,000	2,212,200
Rowan Cos., Inc.	200,000	2,394,000
RPC, Inc.	1,420,000	9,414,600
Union Drilling, Inc.*	120,000	456,000

		19,098,160

Oil, Gas & Consumable Fuels (0.1%)
Callon Petroleum Co.*	4,000	4,360
Genesis Energy LP	68,000	695,640

		700,000

Total Energy		19,798,160

Financials (7.4%)
Capital Markets (3.7%)
BKF Capital Group, Inc.	50,000	48,000
Calamos Asset Management, Inc., Class A	100,000	481,000
Cohen & Steers, Inc.^	135,000	1,506,600
Deerfield Capital Corp.	1,166	1,166
Epoch Holding Corp.^	415,000	2,851,050
Janus Capital Group, Inc.	600,000	3,990,000
KKR Private Equity Investors LP*	50,000	147,471
Legg Mason, Inc.	45,000	715,500
Pzena Investment Management, Inc., Class A	30,000	57,300
SWS Group, Inc.	490,000	7,609,700
Waddell & Reed Financial, Inc., Class A^	780,000	14,094,600

		31,502,387

Commercial Banks (0.7%)
Banco Santander Central S.A. (ADR)^	140,000	966,000
Fidelity Southern Corp.	25,250	63,125
Nara Bancorp, Inc.	560,000	1,646,400
Seacoast Banking Corp. of Florida^	47,000	142,410

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Bancorp/New York	280,000	$2,772,000

		5,589,935

Consumer Finance (0.1%)
Discover Financial Services	180,000	1,135,800

Diversified Financial Services (0.5%)
BPW Acquisition Corp.*	210,150	1,979,613
Highlands Acquisition Corp., Class U*	103,000	978,500
Ideation Acquisition Corp.*	125,000	942,500
SP Acquisition Holdings, Inc.*	15,000	141,750

		4,042,363

Insurance (1.7%)
Alleghany Corp.*	3,264	883,989
Argo Group International Holdings Ltd.*	75,000	2,259,750
CNA Surety Corp.*	639,000	11,783,160

		14,926,899

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	6,000	138,780

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	8,400	57,540
Capital Properties, Inc., Class B(b)*†	7,800	53,430

		110,970

Thrifts & Mortgage Finance (0.7%)
Crazy Woman Creek Bancorp, Inc.	15,650	266,050
Flushing Financial Corp.	220,000	1,324,400
NewAlliance Bancshares, Inc.	390,000	4,578,600

		6,169,050

Total Financials		63,616,184

Health Care (8.0%)
Biotechnology (0.6%)
Cepheid, Inc.*	170,000	1,173,000
Crucell N.V. (ADR)*	195,000	3,843,450

		5,016,450

Health Care Equipment & Supplies (3.7%)
Align Technology, Inc.*	265,000	2,101,450
AngioDynamics, Inc.*	150,000	1,686,000
Anika Therapeutics, Inc.*	8,000	36,560
ArthroCare Corp.*^	170,000	833,000
Biolase Technology, Inc.*	150,000	134,250
CONMED Corp.*	95,000	1,368,950
Cooper Cos., Inc.	90,000	2,379,600
Cutera, Inc.*	358,300	2,289,537
Del Global Technologies Corp.*	40,000	21,200
DENTSPLY International, Inc.	5,000	134,250
DexCom, Inc.*	58,000	240,120
Edwards Lifesciences Corp.*	1,000	60,630
Exactech, Inc.*	130,000	1,493,700
Greatbatch, Inc.*	120,000	2,322,000
ICU Medical, Inc.*	87,000	2,794,440
Inverness Medical Innovations, Inc.*.	10,000	266,300
Kensey Nash Corp.*	70,000	1,488,900
Kinetic Concepts, Inc.*	40,000	844,800
Micrus Endovascular Corp.*^	245,000	1,462,650
National Dentex Corp.*	40,000	155,600
Orthofix International N.V.*	135,000	2,500,200
Palomar Medical Technologies, Inc.*	30,000	217,800
Quidel Corp.*	66,000	608,520
RTI Biologics, Inc.*	120,000	342,000
SSL International plc.	510,000	3,275,776
Syneron Medical Ltd.*	15,000	88,950
Vascular Solutions, Inc.*	225,000	$1,377,000
Young Innovations, Inc.	55,400	858,700

		31,382,883

Health Care Providers & Services (2.3%)
American Dental Partners, Inc.*	20,000	132,400
Animal Health International, Inc.*	230,000	287,500
Chemed Corp.	242,000	9,413,800
Henry Schein, Inc.*	10,000	400,100
MWI Veterinary Supply, Inc.*	15,800	449,984
Odyssey HealthCare, Inc.*	500,000	4,850,000
Owens & Minor, Inc.	80,000	2,650,400
Patterson Cos., Inc.*	40,000	754,400
PSS World Medical, Inc.*	70,000	1,004,500

		19,943,084

Health Care Technology (0.3%)
AMICAS, Inc.*	660,000	1,339,800
IMS Health, Inc.	145,000	1,808,150

		3,147,950

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	20,000	649,600

Pharmaceuticals (1.0%)
Allergan, Inc.^	32,000	1,528,320
Heska Corp.*	170,000	40,817
Matrixx Initiatives, Inc.*	305,000	5,002,000
Pain Therapeutics, Inc.*	490,000	2,058,000
TL Administration Corp.*†	85,000	340

		8,629,477

Total Health Care		68,769,444

Industrials (26.6%)
Aerospace & Defense (3.5%)
AAR Corp.*	75,000	940,500
Astronics Corp.*	7,000	77,000
Astronics Corp., Class B*	4,250	43,562
Curtiss-Wright Corp.	482,000	13,520,100
Empresa Brasileira de Aeronautica S.A. (ADR)^	4,000	53,080
GenCorp, Inc.*	420,000	890,400
HEICO Corp.	22,000	534,600
Herley Industries, Inc.*	418,000	4,999,280
Innovative Solutions & Support, Inc.	14,000	59,220
Moog, Inc., Class A*	70,000	1,600,900
Moog, Inc., Class B*	8,700	204,450
Precision Castparts Corp.	112,000	6,708,800

		29,631,892

Air Freight & Logistics (0.2%)
Park-Ohio Holdings Corp.*	435,400	1,419,404

Building Products (0.7%)
Griffon Corp.*	843,000	6,322,500

Commercial Services & Supplies (2.6%)
ACCO Brands Corp.*	155,000	151,900
American Ecology Corp.	2,000	27,880
Brink’s Co.	130,000	3,439,800
Casella Waste Systems, Inc., Class A*	105,000	179,550
Covanta Holding Corp.*	195,000	2,552,550
Nashua Corp.*‡	300,000	300,000
Republic Services, Inc.	435,000	7,460,250
Rollins, Inc.	440,000	7,546,000
Waste Connections, Inc.*	10,000	257,000
Waste Services, Inc.*	55,000	235,400

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
WCA Waste Corp.*	100,000	$165,000

		22,315,330

Construction & Engineering (0.4%)
Furmanite Corp.*	467,800	1,454,858
Insituform Technologies, Inc., Class A*	68,000	1,063,520
Layne Christensen Co.*	40,000	642,800

		3,161,178

Electrical Equipment (4.9%)
A. O. Smith Corp.	7,000	176,260
A. O. Smith Corp., Class A	8,000	192,000
Acuity Brands, Inc.	1,000	22,540
AMETEK, Inc.	188,000	5,878,760
Baldor Electric Co.	285,000	4,129,650
Belden, Inc.	54,000	675,540
C&D Technologies, Inc.*^	13,000	24,050
Ener1, Inc.*^	5,000	25,850
Franklin Electric Co., Inc.	115,000	2,544,950
GrafTech International Ltd.*	1,740,100	10,719,016
Magnetek, Inc.*	600,000	1,080,000
Regal-Beloit Corp.	2,100	64,344
Rockwell Automation, Inc.	115,000	2,511,600
Roper Industries, Inc.	40,000	1,698,000
SL Industries, Inc.*	240,000	1,108,800
SunPower Corp., Class B*	30,000	594,000
Tech/Ops Sevcon, Inc.‡	410,019	553,526
Thomas & Betts Corp.*	360,000	9,007,200
Woodward Governor Co.	85,000	950,300

		41,956,386

Industrial Conglomerates (1.7%)
Otter Tail Corp.	10,000	220,500
Standex International Corp.	73,000	671,600
Textron, Inc.	280,000	1,607,200
Tredegar Corp.	760,000	12,410,800

		14,910,100

Machinery (10.1%)
Ampco-Pittsburgh Corp.	242,600	3,216,876
Badger Meter, Inc.^	40,000	1,155,600
Baldwin Technology Co., Inc., Class A*	450,000	427,500
Barnes Group, Inc.	15,000	160,350
Basin Water, Inc.*	1,000	880
CIRCOR International, Inc.	289,000	6,508,280
CLARCOR, Inc.	400,000	10,076,000
CNH Global N.V.^	940,000	9,757,200
Crane Co.^	535,000	9,030,800
Donaldson Co., Inc.	105,000	2,818,200
Flowserve Corp.	197,000	11,055,640
Gorman-Rupp Co.	122,591	2,427,302
Graco, Inc.	130,000	2,219,100
Greenbrier Cos., Inc.	125,000	457,500
IDEX Corp.	170,000	3,717,900
K-Tron International, Inc.*	5,800	351,886
L.S. Starrett Co., Class A	80,000	500,000
Lindsay Corp.^	75,900	2,049,300
Met-Pro Corp.	65,000	529,750
Mueller Water Products, Inc., Class A	60,000	198,000
Navistar International Corp.*	176,000	5,888,960
Nordson Corp.	18,000	511,740
Oshkosh Corp.	50,000	337,000
Robbins & Myers, Inc.	185,000	2,806,450
Tennant Co.	300,000	2,811,000
Valmont Industries, Inc.	10,000	502,100
Watts Water Technologies, Inc., Class A	350,000	$6,846,000

		86,361,314

Professional Services (0.0%)
Duff & Phelps Corp., Class A*	24,000	378,000

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	75,100	807,325

Trading Companies & Distributors (2.4%)
GATX Corp.	380,000	7,687,400
Huttig Building Products, Inc.*	40,000	15,200
Kaman Corp.	695,000	8,715,300
National Patent Development Corp.*	245,000	294,000
Rush Enterprises, Inc., Class B*	423,121	3,313,037
United Rentals, Inc.*	70,000	294,700

		20,319,637

Total Industrials		227,583,066

Information Technology (7.8%)
Communications Equipment (0.4%)
3Com Corp.*	300,000	927,000
Communications Systems, Inc.	136,000	1,041,760
Plantronics, Inc.	45,000	543,150
Sycamore Networks, Inc.*	250,000	667,500

		3,179,410

Computers & Peripherals (2.4%)
Diebold, Inc.	410,000	8,753,500
Intermec, Inc.*	995,000	10,348,000
NCR Corp.*	110,000	874,500
TransAct Technologies, Inc.*	122,000	315,980

		20,291,980

Electronic Equipment, Instruments & Components (2.0%)
Anixter International, Inc.*	5,000	158,400
CTS Corp.	800,000	2,888,000
Gerber Scientific, Inc.*	477,000	1,140,030
KEMET Corp.*	350,000	85,750
Littelfuse, Inc.*	119,000	1,307,810
Methode Electronics, Inc.	150,000	537,000
Park Electrochemical Corp.^	565,000	9,763,200
Trans-Lux Corp.*	75,000	16,500
Zygo Corp.*	290,000	1,331,100

		17,227,790

Internet Software & Services (0.4%)
ValueClick, Inc.*	445,000	3,786,950

IT Services (0.2%)
Edgewater Technology, Inc.*	560,000	1,568,000

Office Electronics (0.6%)
Zebra Technologies Corp., Class A*	270,000	5,135,400

Semiconductors & Semiconductor Equipment (0.8%)
California Micro Devices Corp.*	868,300	2,109,969
Cypress Semiconductor Corp.*^	400,000	2,708,000
MoSys, Inc.*^	32,000	60,800
Trident Microsystems, Inc.*	560,000	817,600
Zoran Corp.*	100,000	880,000

		6,576,369

Software (1.0%)
Borland Software Corp.*	20,000	9,200
FalconStor Software, Inc.*	82,500	197,175
GSE Systems, Inc.*	18,000	107,100

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Macrovision Solutions Corp.*	210,000	$3,735,900
Mentor Graphics Corp.*	95,000	421,800
Take-Two Interactive Software, Inc.*	380,000	3,173,000
Tyler Technologies, Inc.*	65,000	950,950

		8,595,125

Total Information Technology		66,361,024

Materials (5.9%)
Chemicals (4.2%)
Albemarle Corp.	21,000	457,170
Arch Chemicals, Inc.	75,000	1,422,000
Ashland, Inc.	145,000	1,497,850
Core Molding Technologies, Inc.*	290,000	406,000
Cytec Industries, Inc.	6,000	90,120
Ferro Corp.	720,000	1,029,600
H.B. Fuller Co.	290,000	3,770,000
Hawkins, Inc.	171,200	2,641,616
Huntsman Corp.	1,270,000	3,975,100
Material Sciences Corp.*	30,000	16,200
NewMarket Corp.	50,000	2,215,000
Omnova Solutions, Inc.*	770,000	1,339,800
Penford Corp.	7,000	25,410
Rockwood Holdings, Inc.*	75,000	595,500
Scotts Miracle-Gro Co., Class A	75,000	2,602,500
Sensient Technologies Corp.	310,000	7,285,000
Zep, Inc.	675,000	6,905,250

		36,274,116

Containers & Packaging (1.1%)
Chesapeake Corp.*	10,000	40
Greif, Inc., Class A	150,000	4,993,500
Myers Industries, Inc.	710,000	4,359,400

		9,352,940

Metals & Mining (0.5%)
Barrick Gold Corp.	35,000	1,134,700
Brush Engineered Materials, Inc.*	142,000	1,969,540
Kinross Gold Corp.	28,167	503,344
Stamford Industrial Group, Inc.*	90,000	180,000
WHX Corp.*	90,000	603,000

		4,390,584

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	33,000	609,180

Total Materials		50,626,820

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.4%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*	2,850,000	6,555,000
D&E Communications, Inc.	100,000	537,000
Frontier Communications Corp.	40,000	287,200
HickoryTech Corp.	50,000	269,000
New Ulm Telecom, Inc.	14,000	92,120
Verizon Communications, Inc.	80,000	2,416,000
Vimpel-Communications (ADR)	305,000	1,994,700
Windstream Corp.	27,000	217,620

		12,368,982

Wireless Telecommunication Services (1.0%)
Clearwire Corp., Class A*^	140,000	721,000
Rogers Communications, Inc., Class B	200,000	4,566,000
U.S. Cellular Corp.*	95,000	3,167,300

		8,454,300

Total Telecommunication Services		20,823,282

Utilities (9.2%)
Electric Utilities (3.3%)
Allegheny Energy, Inc.	22,000	$509,740
Central Vermont Public Service Corp.	18,000	311,400
El Paso Electric Co.*	600,000	8,454,000
Great Plains Energy, Inc.	650,000	8,755,500
Maine & Maritimes Corp.	30,000	1,050,000
UniSource Energy Corp.	140,000	3,946,600
Westar Energy, Inc.	280,000	4,908,400

		27,935,640

Gas Utilities (1.9%)
AGL Resources, Inc.	4,000	106,120
National Fuel Gas Co.	198,000	6,072,660
ONEOK, Inc.^	90,000	2,036,700
Southwest Gas Corp.	380,000	8,006,600

		16,222,080

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	325,000	1,888,250
Ormat Technologies, Inc.	82,000	2,251,720

		4,139,970

Multi-Utilities (3.0%)
CH Energy Group, Inc.	205,000	9,614,500
Florida Public Utilities Co.	60,000	586,200
NorthWestern Corp.	325,000	6,981,000
PNM Resources, Inc.	1,050,156	8,674,289

		25,855,989

Water Utilities (0.5%)
Pennichuck Corp.	175,000	3,578,750
SJW Corp.	22,000	559,460

		4,138,210

Total Utilities		78,291,889

Total Common Stocks (99.4%) (Cost $1,253,107,221)		850,036,015

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal Mogul Corp., Class A, expiring 12/27/14*
(Cost $—)	4,531	499

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.8%)
Bancaja U.S. Debt S.A.U.
1.49%, 7/10/09 (l)	$5,000,457	4,849,944
Beta Finance, Inc.
0.37%, 5/11/09 (l)	9,996,417	9,996,417
Comerica Bank
0.59%, 6/19/09 (l)	10,000,235	9,868,552
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	6,639,061	6,639,061
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	928,959

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Pricoa Global Funding I
0.40%, 6/25/10 (l)	$9,998,748	$9,025,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,307,933

Time Deposit (0.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09	5,119,957	5,119,957

Total Short-Term Investments (5.4%)
(Cost/Amortized Cost $47,754,876)		46,427,890

Total Investments (104.8%)
(Cost/Amortized Cost $1,300,862,097)		896,464,404
Other Assets Less Liabilities (-4.8%)		(41,053,117)

Net Assets (100%)		$855,411,287

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $54,112 or 0.0% of net assets) at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2009, were as follows:

Securities	Market Value December 31, 2008	Purchases at Cost	Sales at Cost	Market Value March 31, 2009	Dividend Income	Realized Loss
Cavalier Homes, Inc.	925,859	—	—	1,379,886	—	—
Earl Scheib, Inc.	173,600	—	—	532,000	—	—
Katy Industries, Inc.	680,800	12,608	77,265	540,000	—	(84,548)
Nashua Corp.	1,504,650	48,101	—	300,000	—	—
Oil-Dri Corp. of America	7,875,469	47,996	—	6,239,250	59,220	—
Schiff Nutrition International, Inc.	7,522,200	9,375	—	5,678,860	—	—
Sonesta International Hotels Corp., Class A	4,539,807	90,832	—	2,550,000	83,025	—
Tech/Ops Sevcon, Inc.	1,045,710	23,891	—	553,526	—	—

	$24,268,095	$232,803	$77,265	$17,773,522	$142,245	$(84,548)

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$840,179,216	$56,231,076	$54,112	$896,464,404
Other Investments*	—	—	—	—

Total	$840,179,216	$56,231,076	$54,112	$896,464,404

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$55,282	$—
Total gains or losses (realized/unrealized) included in earnings	(1,170)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$54,112	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(1,170)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$70,628,812
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$93,438,805

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,433,627
Aggregate gross unrealized depreciation	(484,742,766)

Net unrealized depreciation	$(413,309,139)

Federal income tax cost of investments	$1,309,773,543

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009, the Portfolio had loaned securities with a total value of $41,554,618. This was secured by collateral of $42,634,919, which was received as cash and subsequently invested in short-term investments currently valued at $41,307,933 as reported in the portfolio of investments.

For the three months ended March 31, 2009, the Portfolio incurred approximately $190,303 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (16.1%)
Asset-Backed Securities (8.8%)
ACE Securities Corp., Series 2006-NC3 A2A
0.572%, 12/25/36(b)(l)†	$259,312	$201,019
Bank of America Credit Card Trust, Series 2008-A9 A9
4.070%, 7/16/12	330,000	329,989
Bear Stearns Asset Backed Securities Trust, Series 2006-HE10 21A1
0.592%, 12/25/36(b)(l)	203,021	155,606
Carrington Mortgage Loan Trust, Series 2006-NC5 A1
0.572%, 1/25/37(b)(l)	242,170	222,844
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	500,000	503,110
Series 2008-A9 A9
4.260%, 5/15/13	380,000	378,627
Citibank Omni Master Trust, Series 2007-A9A A9
1.623%, 12/23/13(l)§	560,000	507,118
Countrywide Asset-Backed Certificates, Series 2006-22 2A1
0.572%, 5/25/47(b)(l)	198,786	180,222
Daimler Chrysler Auto Trust, Series 2006-B A3
5.330%, 8/8/10	138,015	138,426
Ford Credit Auto Owner Trust, Series 2007-A A2A
5.420%, 4/15/10	44,268	44,316
Series 2008-A A3A
3.960%, 4/15/12	520,000	502,269
Honda Auto Receivables Owner Trust, Series 2006-2 A3
5.300%, 7/21/10	64,201	64,429
Indymac Residential Asset Backed Trust, Series 2006-E 2A1
0.582%, 4/25/37(b)(l)	143,566	135,593
Morgan Stanley Capital, Inc., Series 2006-HE8 A2A
0.572%, 10/25/36(b)(l)	129,769	113,361
Residential Asset Mortgage Products, Inc., Series 2006-EFC2 A1
0.582%, 12/25/36(b)(l)	28,024	27,431
SLM Student Loan Trust, Series 2008-5 A1
1.959%, 10/25/13(l)	621,737	619,799
Series 2008-5 A2
2.259%, 10/25/16(l)	260,000	257,485
Series 2008-5 A4
2.859%, 7/25/23(l)	260,000	245,748
Structured Asset Securities Corp.,
Series 2006-BC6 A2
0.602%, 1/25/37(b)(l)	229,217	198,533
Series 2007-WF2 A2
1.222%, 8/25/37(l)	289,964	253,611

		5,079,536

Non-Agency CMO (7.3%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1 A1
4.625%, 2/25/36(l)	428,081	268,898
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1 1A1
4.900%, 10/25/35(l)	$411,349	$265,324
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4
5.886%, 11/15/44(l)	150,000	107,372
Countrywide Alternative Loan Trust, Series 2006-OA19 A1
0.725%, 2/20/47(l)	100,953	35,695
Series 2006-OA21 A1
0.735%, 3/20/47(l)	146,816	53,177
Series 2006-OC10 2A1
0.612%, 11/25/36(l)	160,406	140,923
Series 2006-OC9 A1
0.597%, 12/25/36(l)	234,984	213,377
Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21	269,416	152,641
Deutsche Alt-A Securities, Inc., Series 2006-OA1 A1
0.722%, 2/25/47(l)	129,967	47,097
Greenwich Capital Commercial Funding Corp., Series 2006-GG7 A4
5.915%, 7/10/38(l)	275,000	199,550
GS Mortgage Securities Corp. II, Series 2006-GG6 A4
5.553%, 4/10/38(l)	330,000	262,152
GSR Mortgage Loan Trust, Series 2006-OA1 2A1
0.712%, 8/25/46(l)	189,464	98,368
Harborview Mortgage Loan Trust, Series 2006-11 A1A
0.726%, 12/19/36(l)	472,111	165,052
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8 A1A
4.158%, 1/12/39§	469,835	365,897
JPMorgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	67,866	49,309
Series 2007-S1 1A2
5.500%, 3/25/22	69,418	51,543
LB-UBS Commercial Mortgage Trust, Series 2005-C2 A2
4.821%, 4/15/30	486,389	446,248
Series 2006-C1 A4
5.156%, 2/15/31	435,000	331,795
Series 2007-C7 A3
5.866%, 9/15/45(l)	212,500	148,854
Morgan Stanley Capital I, Inc., Series 2007-T27 A4
5.650%, 6/11/42(l)	140,000	105,546
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22 A4
5.265%, 12/15/44(l)	225,000	173,317
Series 2006-C26 A3
6.011%, 6/15/45(l)	430,000	323,397
Series 2007-C32 A2
5.736%, 6/15/49(l)	300,000	243,172

		4,248,704

Total Asset-Backed and Mortgage-Backed Securities		9,328,240

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Corporate Bonds (15.5%)
Consumer Discretionary (0.2%)
Media (0.2%)
COX Communications, Inc.
8.375%, 3/1/39§	$125,000	$117,281

Total Consumer Discretionary		117,281

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	140,000	120,579

Total Energy		120,579

Financials (9.3%)
Capital Markets (1.0%)
Bear Stearns Co., Inc.
5.500%, 8/15/11	150,000	150,195
Bear Stearns Cos., Inc.
6.950%, 8/10/12	280,000	285,143
Goldman Sachs Group, Inc.
5.250%, 10/15/13	110,000	102,717
Lehman Brothers Holdings
6.000%, 7/19/12(h)	235,000	29,963

		568,018

Commercial Banks (0.6%)
Royal Bank of Scotland Group plc
6.990%, 10/29/49(l)§	115,000	50,600
UBS AG/Connecticut
5.875%, 12/20/17	365,000	313,933

		364,533

Diversified Financial Services (7.7%)
Bank of America Corp.
6.000%, 9/1/17	300,000	255,351
Citigroup, Inc.
2.125%, 4/30/12	600,000	602,021
5.300%, 10/17/12	400,000	352,563
General Electric Capital Corp.
1.800%, 3/11/11	1,000,000	1,002,661
4.800%, 5/1/13	1,050,000	984,029
JPMorgan Chase & Co.
2.200%, 6/15/12	475,000	478,752
JPMorgan Chase Capital XXV
6.800%, 10/1/37	200,000	132,454
Private Export Funding Corp.
3.550%, 4/15/13	625,000	650,111

		4,457,942

Total Financials		5,390,493

Utilities (5.8%)
Electric Utilities (0.2%)
Duke Energy Carolinas
5.250%, 1/15/18	100,000	101,852

Independent Power Producers & Energy Traders (5.6%)
Tennessee Valley Authority
6.000%, 3/15/13	1,000,000	1,127,036
4.750%, 8/1/13	2,000,000	2,150,408

		3,277,444

Total Utilities		3,379,296

Total Corporate Bonds		9,007,649

Government Securities (80.7%)
Agency ABS (4.5%)
Federal National Mortgage Association Grantor Trust
0.802%, 3/25/33(b)(l)†	$197,413	$154,886
Small Business Administration Series 2003-P10B 1
5.136%, 8/10/13	1,480,190	1,535,082
Series 2004-P10B 1
4.754%, 8/10/14	911,527	941,387

		2,631,355

Agency CMO (7.1%)
Federal Home Loan Mortgage Corp.
6.000%, 5/15/18	289,855	293,435
5.500%, 11/15/26	283,921	289,074
5.000%, 4/15/27	301,160	308,644
6.000%, 4/15/36	374,257	395,731
6.064%, 5/15/36 IO(l)	1,050,270	79,342
Federal National Mortgage Association
5.000%, 9/25/24	276,971	280,898
5.500%, 11/25/30	257,271	263,926
4.481%, 5/1/33(l)	1,148,558	1,152,816
6.000%, 10/25/33	370,406	380,957
4.589%, 6/1/34(l)	570,688	580,443
5.000%, 6/1/35 IO STRIPS	823,014	83,248

		4,108,514

U.S. Government Agencies (39.7%)
Federal Home Loan Bank
5.530%, 11/3/14	540,000	557,898
5.625%, 6/11/21	660,000	740,411
Federal Home Loan Bank of Chicago
5.625%, 6/13/16	295,000	287,990
Federal Home Loan Mortgage Corp.
5.875%, 3/21/11	425,000	446,261
2.125%, 3/23/12	475,000	478,600
5.125%, 11/17/17	370,000	412,795
5.500%, 2/1/32	1,333,828	1,390,372
4.500%, 2/1/39	174,718	178,543
4.500%, 3/1/39	480,000	490,509
Federal National Mortgage Association
2.875%, 10/12/10	650,000	668,004
1.750%, 3/23/11	890,000	895,727
5.010%, 1/1/12	1,825,000	1,907,886
2.000%, 1/9/12	645,000	651,502
4.625%, 5/1/13	425,000	434,495
2.750%, 2/5/14	550,000	558,076
2.750%, 3/13/14	1,100,000	1,113,131
5.250%, 9/15/16	505,000	567,103
5.375%, 6/12/17	410,000	457,725
5.500%, 12/1/32	73,537	76,668
4.465%, 5/1/34(l)	881,430	894,446
4.724%, 10/1/34(l)	762,006	776,282
4.170%, 12/1/34(l)	312,777	318,758
5.000%, 12/1/34	2,025,309	2,096,670
5.500%, 2/1/35	490,449	511,178
5.000%, 8/1/36	499,704	517,311
4.500%, 3/1/39	840,000	859,335
6.000%, 4/25/24 TBA	2,200,000	2,302,436
4.500%, 4/25/39 TBA	300,000	306,563
Government National Mortgage Association
7.500%, 10/15/24	1,889	2,031
7.000%, 9/20/28	45,449	48,614
6.000%, 5/15/39 TBA	700,000	729,312
Overseas Private Investment Corp.
7.050%, 11/15/13	1,017,857	1,132,013

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Small Business Administration
5.886%, 9/1/11	$226,141	$234,463

		23,043,108

U.S. Treasuries (29.4%)
U.S. Treasury Bonds
8.750%, 5/15/17	2,040,000	2,942,700
8.125%, 8/15/19	350,000	507,500
8.750%, 8/15/20	425,000	648,391
8.000%, 11/15/21	200,000	295,938
7.625%, 11/15/22	475,000	693,500
6.250%, 8/15/23	900,000	1,184,062
4.500%, 5/15/38	285,000	332,737
3.500%, 2/15/39	600,000	592,878
U.S. Treasury Notes
0.875%, 2/28/11	5,895,000	5,906,259
1.875%, 2/28/14	3,205,000	3,240,063
2.750%, 2/15/19	730,000	733,993

		17,078,021

Total Government Securities		46,860,998

Total Long-Term Debt Securities (112.3%) (Cost $66,510,229)		65,196,887

SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $895,177)	$895,177	$895,177

Total Investments Before Securities Sold Short (113.9%) (Cost/Amortized Cost $67,405,406)		66,092,064

SECURITIES SOLD SHORT:
U.S. Government Agencies (-8.7%)
Federal Home Loan Mortgage Corp.
4.500%, 4/15/39 TBA	$(600,000)	$(612,375)
5.500%, 4/15/39 TBA	(1,300,000)	(1,348,750)
Federal National Mortgage Association
5.000%, 5/25/39 TBA	(2,500,000)	(2,572,655)
5.500%, 5/25/39 TBA	(500,000)	(517,656)

Total Securities Sold Short (-8.7%) (Proceeds Received $5,014,301)		(5,051,436)

Total Investments after Securities Sold Short (105.2%) (Cost/Amortized Cost $62,391,105)		61,040,628
Other Assets Less Liabilities (-5.2%)		(2,990,078)

Net Assets (100%)		$58,050,550

†	Securities (totaling $355,905 or 0.6% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $1,040,896 or 1.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$65,736,159	$355,905	$66,092,064
Other Investments*	—	—	—	—

Total	$—	$65,736,159	$355,905	$66,092,064

Liabilities
Investments in Securities	$—	$5,051,436	$—	$5,051,436
Other Investments*	—	—	—	—

Total	$—	$5,051,436	$—	$5,051,436

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	355,905	—

Balance as of 3/31/09	$355,905	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(33,147)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,137,168
Long-term U.S. Treasury securities	41,127,623

$56,264,791

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,650,063
Long-term U.S. Treasury securities	43,102,183

$58,752,246

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,370,938
Aggregate gross unrealized depreciation	(2,685,302)

Net unrealized depreciation	$(1,314,364)

Federal income tax cost of investments	$67,406,428

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.4%)
Financials (3.3%)
Capital Markets (0.6%)
Goldman Sachs Group, Inc.
1.700%, 3/15/11	$500,000	$501,782
1.625%, 7/15/11	1,400,000	1,401,023
2.150%, 3/15/12	500,000	503,291
3.250%, 6/15/12	2,250,000	2,348,510
Morgan Stanley
2.900%, 12/1/10	1,000,000	1,026,512
2.000%, 9/22/11	1,000,000	1,005,869
3.250%, 12/1/11	1,500,000	1,556,987
2.250%, 3/13/12	500,000	503,887
1.950%, 6/20/12	1,700,000	1,697,472

		10,545,333

Commercial Banks (0.7%)
American Express Bank FSB
3.150%, 12/9/11	1,700,000	1,756,580
Citibank N.A.
1.625%, 3/30/11	1,000,000	1,001,689
HSBC USA, Inc.
3.125%, 12/16/11	1,450,000	1,498,456
KeyBank N.A.
3.200%, 6/15/12^	650,000	674,782
PNC Funding Corp.
1.875%, 6/22/11	250,000	251,324
2.300%, 6/22/12	1,300,000	1,312,519
Regions Bank/Alabama
2.750%, 12/10/10	500,000	511,456
3.250%, 12/9/11	1,300,000	1,352,901
Sovereign Bank
2.750%, 1/17/12	550,000	560,773
SunTrust Bank/Georgia
3.000%, 11/16/11	1,000,000	1,028,966
Wells Fargo & Co.
3.000%, 12/9/11	1,320,000	1,364,742
2.125%, 6/15/12	1,000,000	1,007,827

		12,322,015

Diversified Financial Services (1.9%)
Bank of America Corp.
2.100%, 4/30/12	2,400,000	2,404,877
3.125%, 6/15/12	4,400,000	4,552,007
Bank of America N.A.
1.700%, 12/23/10	1,800,000	1,811,813
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,542,758
2.125%, 4/30/12	4,200,000	4,214,146
General Electric Capital Corp.
1.625%, 1/7/11	1,250,000	1,257,093
1.800%, 3/11/11	2,000,000	2,005,322
3.000%, 12/9/11	2,100,000	2,162,244
2.250%, 3/12/12	1,000,000	1,006,949
2.200%, 6/8/12	2,350,000	2,365,174
John Deere Capital Corp.
2.875%, 6/19/12	1,050,000	1,076,864
JPMorgan Chase & Co.
2.625%, 12/1/10	1,700,000	1,736,849
1.650%, 2/23/11	850,000	853,563
3.125%, 12/1/11	2,000,000	2,072,158
2.200%, 6/15/12	2,450,000	2,469,355
2.125%, 6/22/12	1,200,000	1,205,786

		32,736,958

Thrifts & Mortgage Finance (0.1%)
Sovereign Bancorp, Inc.
2.500%, 6/15/12	$400,000	$403,630

Total Financials		56,007,936

Utilities (0.1%)
Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.500%, 7/18/17	2,000,000	2,232,832

Total Utilities		2,232,832

Total Corporate Bonds		58,240,768

Government Securities (74.7%)
U.S. Government Agencies (24.7%)
Federal Farm Credit Bank
3.750%, 12/6/10	$3,000,000	3,119,424
1.750%, 2/25/11	500,000	500,229
3.500%, 10/3/11^	2,400,000	2,504,650
2.000%, 1/17/12	500,000	501,309
2.250%, 4/24/12	1,000,000	998,595
3.000%, 2/25/13	1,000,000	1,001,614
3.875%, 10/7/13	1,000,000	1,050,929
3.250%, 3/3/14	250,000	250,392
3.400%, 3/3/14	500,000	500,797
2.900%, 4/7/14	1,000,000	993,341
4.875%, 1/17/17	1,500,000	1,633,367
4.750%, 3/4/19	250,000	250,824
Federal Home Loan Bank
2.375%, 4/30/10	8,800,000	8,928,814
2.750%, 6/18/10	5,000,000	5,100,850
3.500%, 7/16/10	2,500,000	2,560,110
3.375%, 10/20/10^	5,800,000	5,990,107
1.625%, 1/21/11	5,000,000	5,033,795
1.625%, 3/16/11	19,000,000	19,067,849
2.625%, 5/20/11	6,800,000	6,903,618
3.625%, 7/1/11	6,000,000	6,262,572
3.625%, 9/16/11	5,700,000	5,961,773
2.250%, 4/13/12	3,000,000	3,022,905
3.375%, 2/27/13	4,800,000	5,006,750
3.625%, 5/29/13	4,000,000	4,208,712
3.625%, 10/18/13^	4,800,000	5,006,611
5.500%, 8/13/14	4,800,000	5,468,981
5.375%, 5/18/16	6,500,000	7,380,406
4.875%, 5/17/17	2,900,000	3,147,118
5.000%, 11/17/17	4,000,000	4,370,468
4.500%, 2/25/19	250,000	253,887
4.750%, 3/18/19	250,000	254,584
Federal Home Loan Mortgage Corp.
2.875%, 4/30/10	5,000,000	5,093,640
2.375%, 5/28/10	5,000,000	5,076,650
2.875%, 6/28/10	7,600,000	7,768,028
3.250%, 7/16/10	5,000,000	5,137,535
1.500%, 8/26/10	1,000,000	1,001,728
2.875%, 11/23/10^	9,000,000	9,233,595
2.000%, 2/18/11	500,000	502,030
2.000%, 2/25/11	1,000,000	1,002,567
2.050%, 3/9/11	1,000,000	1,003,670
2.000%, 3/16/11	5,000,000	5,003,700
2.125%, 3/16/11	1,500,000	1,504,712
2.750%, 4/11/11	9,800,000	10,049,273
1.625%, 4/26/11	5,000,000	5,014,760
3.875%, 6/29/11	11,000,000	11,563,574

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 2/2/12	$1,000,000	$998,930
2.375%, 2/24/12	500,000	502,195
2.350%, 3/2/12	1,000,000	1,001,951
4.750%, 3/5/12	9,700,000	10,508,999
2.625%, 3/19/12	500,000	502,282
2.125%, 3/23/12^	8,000,000	8,060,624
2.500%, 3/23/12	500,000	500,909
3.000%, 2/20/13	2,000,000	2,004,994
2.500%, 4/8/13	500,000	500,353
4.125%, 9/27/13	14,200,000	15,265,994
2.500%, 1/7/14^	2,500,000	2,501,753
3.000%, 2/4/14	1,000,000	1,003,769
3.250%, 2/18/14	500,000	501,219
3.375%, 2/27/14	500,000	500,829
3.250%, 3/3/14	1,000,000	1,001,664
3.250%, 3/18/14	500,000	504,035
5.000%, 7/15/14	5,000,000	5,607,375
4.375%, 7/17/15	3,000,000	3,271,992
4.750%, 11/17/15	2,000,000	2,214,582
4.750%, 1/19/16	7,400,000	8,177,755
5.500%, 7/18/16	1,000,000	1,135,495
5.125%, 10/18/16	5,000,000	5,561,625
5.000%, 2/16/17	1,000,000	1,099,581
5.125%, 11/17/17	2,200,000	2,454,459
4.875%, 6/13/18	8,500,000	9,426,109
5.000%, 3/25/19	250,000	251,176
Federal National Mortgage Association
2.375%, 5/20/10	12,800,000	12,993,894
3.000%, 7/12/10	10,000,000	10,241,640
2.875%, 10/12/10	8,700,000	8,940,973
2.000%, 2/11/11^	1,000,000	1,003,033
2.000%, 3/2/11	1,000,000	1,002,725
1.750%, 3/23/11	9,000,000	9,057,915
2.000%, 4/1/11	4,500,000	4,511,723
2.750%, 4/11/11	9,700,000	9,953,519
2.125%, 4/15/11	500,000	502,375
5.125%, 4/15/11	7,000,000	7,495,866
5.000%, 10/15/11	2,000,000	2,163,840
2.000%, 1/9/12^	14,000,000	14,141,120
2.500%, 2/17/12	1,000,000	1,006,277
2.250%, 2/24/12	250,000	252,128
2.500%, 3/2/12	1,000,000	1,010,404
2.500%, 3/19/12	1,000,000	1,006,163
2.375%, 3/23/12	250,000	251,276
4.750%, 11/19/12	5,000,000	5,481,610
3.625%, 2/12/13^	9,700,000	10,269,788
3.875%, 7/12/13	3,000,000	3,201,408
3.000%, 1/13/14	2,000,000	1,998,846
2.750%, 2/5/14	5,500,000	5,580,756
3.150%, 2/18/14	500,000	500,670
3.375%, 3/10/14	1,000,000	1,006,754
2.750%, 3/13/14	8,000,000	8,095,496
4.625%, 10/15/14	7,500,000	8,259,218
5.000%, 4/15/15	4,500,000	5,045,549
4.000%, 3/10/16	1,500,000	1,517,397
5.000%, 3/15/16	5,000,000	5,548,840
5.000%, 2/13/17	2,900,000	3,173,844
5.000%, 5/11/17^	5,400,000	5,992,007
(Zero Coupon), 6/1/17	1,500,000	1,093,866
5.375%, 6/12/17	3,000,000	3,349,209

		426,901,621

U.S. Treasuries (50.0%)
U.S. Treasury Bonds
13.250%, 5/15/14	400,000	405,781
12.500%, 8/15/14	$1,000,000	$1,042,266
11.750%, 11/15/14	2,500,000	2,669,140
11.250%, 2/15/15	2,800,000	4,224,718
10.625%, 8/15/15	2,300,000	3,455,391
9.875%, 11/15/15	2,400,000	3,514,687
9.250%, 2/15/16	2,400,000	3,453,938
7.250%, 5/15/16	7,100,000	9,357,026
7.500%, 11/15/16	6,500,000	8,726,757
8.750%, 5/15/17	4,900,000	7,068,250
8.875%, 8/15/17	2,500,000	3,647,655
9.000%, 11/15/18	4,600,000	6,971,516
8.875%, 2/15/19	4,000,000	6,035,000
U.S. Treasury Notes
4.000%, 4/15/10	6,000,000	6,211,872
2.125%, 4/30/10	10,500,000	10,674,321
2.625%, 5/31/10	21,500,000	22,001,380
3.625%, 6/15/10	10,900,000	11,301,938
2.875%, 6/30/10	7,000,000	7,195,237
2.750%, 7/31/10	17,500,000	17,994,235
5.750%, 8/15/10^	4,400,000	4,712,985
2.375%, 8/31/10	17,500,000	17,928,610
2.000%, 9/30/10	18,500,000	18,869,279
1.500%, 10/31/10^	20,000,000	20,238,280
1.250%, 11/30/10	15,200,000	15,322,968
4.375%, 12/15/10	4,000,000	4,248,908
0.875%, 12/31/10	14,500,000	14,526,622
0.875%, 1/31/11	20,500,000	20,544,895
0.875%, 2/28/11^	17,000,000	17,032,470
4.500%, 2/28/11	11,800,000	12,627,841
4.750%, 3/31/11	2,000,000	2,158,124
4.875%, 4/30/11^	7,000,000	7,585,704
4.875%, 5/31/11	4,000,000	4,348,752
5.125%, 6/30/11	8,400,000	9,209,810
4.875%, 7/31/11	5,000,000	5,465,235
4.625%, 8/31/11	9,800,000	10,669,750
4.500%, 9/30/11	9,800,000	10,654,442
4.625%, 10/31/11^	8,000,000	8,746,248
1.750%, 11/15/11	10,000,000	10,193,800
4.500%, 11/30/11	4,000,000	4,368,124
1.125%, 12/15/11	8,400,000	8,421,655
4.625%, 12/31/11	4,400,000	4,830,030
1.125%, 1/15/12	11,500,000	11,507,188
4.750%, 1/31/12	2,900,000	3,201,327
4.875%, 2/15/12	12,000,000	13,293,744
4.625%, 2/29/12	6,800,000	7,486,378
4.500%, 3/31/12	10,000,000	10,982,810
4.500%, 4/30/12	8,500,000	9,344,688
4.750%, 5/31/12	9,000,000	9,980,856
4.625%, 7/31/12	6,000,000	6,655,782
4.125%, 8/31/12	10,800,000	11,827,685
4.250%, 9/30/12	5,000,000	5,503,515
3.875%, 10/31/12	4,500,000	4,902,188
4.000%, 11/15/12	6,800,000	7,454,500
3.375%, 11/30/12	5,500,000	5,901,759
3.625%, 12/31/12	3,500,000	3,793,398
3.875%, 2/15/13	11,000,000	12,050,159
2.750%, 2/28/13^	6,000,000	6,322,500
2.500%, 3/31/13	7,400,000	7,730,691
3.625%, 5/15/13	7,800,000	8,490,425
3.500%, 5/31/13	10,000,000	10,844,530
3.375%, 6/30/13	7,900,000	8,540,026
3.375%, 7/31/13	7,900,000	8,546,813
4.250%, 8/15/13^	5,800,000	6,498,720
3.125%, 8/31/13	11,000,000	11,777,733

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 9/30/13	$12,900,000	$13,815,100
2.750%, 10/31/13	12,900,000	13,605,475
2.000%, 11/30/13^	16,000,000	16,330,000
4.000%, 2/15/14	15,800,000	17,578,732
1.875%, 2/28/14	21,000,000	21,229,740
4.750%, 5/15/14^	10,500,000	12,124,224
4.250%, 8/15/14	9,800,000	11,092,375
4.250%, 11/15/14	9,800,000	11,123,000
4.000%, 2/15/15	14,400,000	16,107,754
4.125%, 5/15/15	5,600,000	6,324,937
4.250%, 8/15/15	12,000,000	13,672,500
4.500%, 2/15/16	9,000,000	10,383,750
2.625%, 2/29/16^	9,000,000	9,229,923
5.125%, 5/15/16	8,500,000	10,140,237
4.875%, 8/15/16	9,000,000	10,589,769
4.625%, 11/15/16	11,000,000	12,756,568
4.625%, 2/15/17	8,300,000	9,643,563
4.500%, 5/15/17	6,900,000	7,944,163
4.750%, 8/15/17	6,300,000	7,369,034
4.250%, 11/15/17^	9,800,000	11,116,875
3.500%, 2/15/18^	15,000,000	16,096,875
3.875%, 5/15/18	6,200,000	6,839,375
4.000%, 8/15/18	13,000,000	14,446,250
3.750%, 11/15/18^	17,500,000	19,076,400
2.750%, 2/15/19^	6,250,000	6,284,188

		866,213,862

Total Government Securities		1,293,115,483

Total Long-Term Debt Securities (78.1%) (Cost $1,347,991,884)		1,351,356,251

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.7%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,500,000	126,480,000
iShares Barclays 3-7 Year Treasury Bond Fund	1,200,000	137,832,000
iShares Barclays 7-10 Year Treasury Bond Fund	800,000	77,272,000

Total Investment Companies (19.7%%) (Cost $341,322,480)		341,584,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.1%)
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	$28,343,416	28,343,416
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	1,200,000
Monumental Global Funding II
0.40%, 3/26/10 (l)	5,000,000	4,644,794
Tango Finance Corp.
0.37%, 6/25/09 (l)	1,999,818	1,994,094

Total Short-Term Investments of Cash Collateral for Securities Loaned		36,182,304

Time Deposit (3.3%)
JPMorgan Chase Nassau
0.004%, 4/1/09	$57,708,264	$57,708,264

Total Short-Term Investments (5.4%) (Cost/Amortized Cost $103,051,497)		93,890,568

Total Investments (103.2%) (Cost/Amortized Cost $1,792,365,861)		1,786,830,819
Other Assets Less Liabilities (-3.2%)		(55,855,575)

Net Assets (100%)		$1,730,975,244

^	All, or a portion of security out on loan (See Note 1).

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$341,584,000	$1,445,246,819	$—	$1,786,830,819
Other Investments*	—	—	—	—

Total	$341,584,000	$1,445,246,819	$—	$1,786,830,819

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$700,065	$—
Total gains or losses (realized/unrealized) included in earnings	(536,691)	—
Purchases, sales, issuances, and settlements (net)	(163,374)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$875,122,092
Long-term U.S. Treasury securities	1,268,584,254

$2,143,706,346

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$601,432,929
Long-term U.S. Treasury securities	630,178,013

$1,231,610,942

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,026,563)

Net unrealized depreciation	$(6,026,563)

Federal income tax cost of investments	$1,792,857,382

At March 31, 2009, the Portfolio had loaned securities with a total value of $44,464,599. This was secured by collateral of $45,343,233, which was received as cash and subsequently invested in short-term investments currently valued at $36,182,304, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $93,778, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $11,384,023, which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.7%)
AGL Energy Ltd.	59,118	$616,014
Alumina Ltd.	208,366	189,578
Amcor Ltd.	116,272	360,283
AMP Ltd.	261,291	856,286
Aristocrat Leisure Ltd.	46,152	109,231
ASX Ltd.	23,220	474,819
Australia & New Zealand Banking Group Ltd.	275,623	3,028,220
Bendigo and Adelaide Bank Ltd.	38,628	220,560
BHP Billiton Ltd.	1,437,528	32,040,774
BHP Billiton Ltd. (ADR)	28,000	1,248,800
Billabong International Ltd.	23,360	138,373
BlueScope Steel Ltd.	115,270	206,792
Boral Ltd.	83,605	210,527
Brambles Ltd.	183,484	614,129
Caltex Australia Ltd.	17,889	111,125
CFS Retail Property Trust (REIT)	238,298	270,325
Coca-Cola Amatil Ltd.	74,843	451,490
Cochlear Ltd.	7,594	265,038
Commonwealth Bank of Australia	209,067	5,064,203
Computershare Ltd.	62,586	382,629
Crown Ltd.	63,648	279,657
CSL Ltd.	81,244	1,838,290
CSR Ltd.	185,217	155,107
Dexus Property Group (REIT)	471,699	246,805
Fairfax Media Ltd.	294,786	206,520
Fortescue Metals Group Ltd.*	167,407	298,584
Foster’s Group Ltd.	254,642	896,846
Goodman Fielder Ltd.	189,117	137,723
Goodman Group (REIT)	404,398	92,003
GPT Group (REIT)	633,075	192,457
Harvey Norman Holdings Ltd.	70,384	126,071
Incitec Pivot Ltd.	223,333	330,484
Insurance Australia Group Ltd.	270,101	658,046
Leighton Holdings Ltd.	19,742	265,775
Lend Lease Corp., Ltd.	58,497	265,966
Lion Nathan Ltd.	39,864	224,335
Macquarie Airports	98,121	124,199
Macquarie Group Ltd.	37,239	703,914
Macquarie Infrastructure Group	326,128	334,469
Macquarie Office Trust (REIT)	637,015	76,218
Metcash Ltd.	103,769	291,939
Mirvac Group (REIT)	224,257	133,148
National Australia Bank Ltd.	255,328	3,579,324
Newcrest Mining Ltd.	65,266	1,480,154
Nufarm Ltd.	19,070	151,003
OneSteel Ltd.	119,700	188,160
Orica Ltd.	48,732	502,054
Origin Energy Ltd.	121,695	1,258,805
OZ Minerals Ltd.†	423,234	163,334
Perpetual Ltd.	5,153	96,809
Qantas Airways Ltd.	155,254	188,868
QBE Insurance Group Ltd.	132,954	1,787,703
Rio Tinto Ltd.	38,798	1,522,313
Santos Ltd.	77,493	902,446
Sims Metal Management Ltd.	20,476	242,779
Sonic Healthcare Ltd.	48,978	378,197
SP AusNet	145,572	92,301
Stockland Corp., Ltd. (REIT)	226,297	489,554
Suncorp-Metway Ltd.	172,620	722,812
TABCORP Holdings Ltd.	82,092	371,559
Tatts Group Ltd.	154,504	297,692
Telstra Corp., Ltd.	605,830	$1,352,568
Toll Holdings Ltd.	87,034	378,199
Transurban Group	164,085	534,294
Wesfarmers Ltd.	136,444	1,783,724
Wesfarmers Ltd. (PPS)	19,162	252,604
Westfield Group (REIT)	271,791	1,896,438
Westpac Banking Corp.	379,435	5,050,816
Woodside Petroleum Ltd.	65,895	1,734,735
Woolworths Ltd.	165,025	2,880,812
WorleyParsons Ltd.	20,588	258,964

		85,276,773

Austria (0.2%)
Erste Group Bank AG	25,204	431,070
OMV AG	21,864	726,873
Raiffeisen International Bank Holding AG	7,173	202,479
Strabag SE	7,322	144,010
Telekom Austria AG	45,716	690,865
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	10,210	388,129
Vienna Insurance Group	5,481	157,640
Voestalpine AG	15,253	199,866
Wienerberger AG	11,124	87,753

		3,028,685

Belgium (0.6%)
Anheuser-Busch InBev N.V.	97,060	2,680,154
Belgacom S.A.	22,396	701,474
Colruyt S.A.	2,210	507,158
Compagnie Nationale A Portefeuille	5,204	241,675
Delhaize Group	13,288	861,810
Dexia S.A.	70,064	242,381
Fortis	303,089	557,527
Groupe Bruxelles Lambert S.A.	10,691	725,684
KBC Groep N.V.	21,684	350,229
Mobistar S.A.	4,206	265,900
Solvay S.A., Class A	7,857	550,105
UCB S.A.	13,682	403,557
Umicore	16,882	311,179

		8,398,833

Bermuda (1.0%)
Chinese Estates Holdings Ltd.	119,000	144,153
Frontline Ltd.	7,483	134,246
Nabors Industries Ltd.*	176,500	1,763,235
PartnerReinsurance Ltd.	191,100	11,861,577
Seadrill Ltd.	37,023	363,757

		14,266,968

Brazil (1.6%)
Cia Vale do Rio Doce (ADR)	1,152,900	15,333,570
Petroleo Brasileiro S.A. (ADR)	283,000	8,623,010

		23,956,580

Canada (8.7%)
Agrium, Inc.	509,675	18,241,268
Brookfield Asset Management, Inc., Class A	176,100	2,426,658
Canadian National Railway Co.	515,200	18,263,840
Canadian Natural Resources Ltd.	306,100	11,818,350
Canadian Pacific Railway Ltd. (New York Exchange)	234,900	6,960,087
Canadian Pacific Railway Ltd. (Toronto Exchange)	184,400	5,487,538
EnCana Corp.	237,500	9,666,105
Ensign Energy Services, Inc.	27,300	236,450

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Finning International, Inc.	305,400	$3,052,062
Manulife Financial Corp.	199,100	2,234,296
Potash Corp. of Saskatchewan, Inc.	368,000	29,751,074
Suncor Energy, Inc.	818,100	18,192,641
Talisman Energy, Inc.	211,100	2,235,236

		128,565,605

China (0.0%)
Foxconn International Holdings Ltd.*	302,000	128,189

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	75	325,450
A. P. Moller - Maersk A/S, Class B	146	641,309
Carlsberg A/S, Class B	9,681	399,991
Coloplast A/S, Class B	3,164	194,512
Danisco A/S	6,485	194,366
Danske Bank A/S*	60,144	507,093
DSV A/S	25,151	185,272
FLSmidth & Co. A/S	7,036	179,787
Jyske Bank A/S (Registered)*	6,937	158,526
Novo Nordisk A/S, Class B	60,308	2,892,648
Novozymes A/S, Class B	6,239	451,021
Topdanmark A/S*	2,100	207,367
TrygVesta A/S	3,604	182,933
Vestas Wind Systems A/S*	25,479	1,125,197
William Demant Holding A/S*	3,296	133,130

		7,778,602

Finland (0.8%)
Elisa Oyj	19,175	279,134
Fortum Oyj	61,173	1,164,408
Kesko Oyj, Class B	8,806	182,553
Kone Oyj, Class B	20,796	430,900
Metso Oyj	16,938	199,809
Neste Oil Oyj*	16,988	225,775
Nokia Oyj	516,107	6,042,183
Nokian Renkaat Oyj	14,060	165,427
Orion Oyj, Class B	11,833	171,203
Outokumpu Oyj	15,701	169,815
Pohjola Bank plc	15,564	91,658
Rautaruukki Oyj	11,161	178,405
Sampo Oyj, Class A	55,672	823,392
Sanoma Oyj	11,634	148,447
Stora Enso Oyj, Class R*	77,092	272,960
UPM-Kymmene Oyj	70,544	406,925
Wartsila Oyj	11,110	234,462

		11,187,456

France (6.1%)
Accor S.A.	25,273	878,338
Aeroports de Paris S.A.	4,028	213,682
Air France-KLM	19,283	171,835
Air Liquide S.A.	33,397	2,713,221
Alcatel-Lucent*	307,092	577,392
Alstom S.A.	28,992	1,500,959
Atos Origin S.A.	9,458	242,482
BioMerieux	1,971	153,686
BNP Paribas S.A.	111,416	4,592,186
Bouygues S.A.	33,115	1,181,428
Bureau Veritas S.A.	5,016	189,651
Cap Gemini S.A.	18,356	591,301
Carrefour S.A.	86,661	3,377,347
Casino Guichard Perrachon S.A.	5,903	383,384
Christian Dior S.A.	7,396	406,540
Cie de Saint-Gobain S.A.	50,090	1,401,784
Cie Generale de Geophysique - Veritas*	19,658	227,687
Cie Generale d’Optique Essilor International S.A.	26,693	$1,032,170
CNP Assurances S.A.	4,921	311,507
Compagnie Generale des Etablissements Michelin, Class B	19,213	711,360
Credit Agricole S.A.	120,916	1,330,710
Dassault Systemes S.A.	8,674	337,280
EDF S.A.	26,560	1,043,079
Eiffage S.A.	4,970	230,910
Eramet S.A.	746	163,611
Eurazeo S.A.	3,297	88,247
Eutelsat Communications S.A.	11,920	253,414
France Telecom S.A.	248,480	5,650,675
GDF Suez S.A.	148,807	5,116,316
Gecina S.A. (REIT)	2,069	79,423
Groupe Danone S.A.	58,854	2,872,843
Hermes International S.A.	7,031	816,836
ICADE (REIT)	2,607	184,699
Iliad S.A.	2,153	200,905
Imerys S.A.	4,056	148,223
Ipsen S.A.	3,599	138,360
J.C. Decaux S.A.	9,311	105,482
Klepierre S.A. (REIT)	11,013	193,888
Lafarge S.A.	16,801	754,277
Lagardere S.C.A.	16,012	448,727
Legrand S.A.	12,189	212,061
L’Oreal S.A.	32,472	2,239,174
LVMH Moet Hennessy Louis Vuitton S.A.	33,012	2,069,452
M6-Metropole Television	9,203	150,060
Natixis S.A.	134,876	229,557
Neopost S.A.	4,119	319,179
PagesJaunes Groupe S.A.	18,025	152,575
Pernod-Ricard S.A.	22,732	1,270,559
Peugeot S.A.	20,640	389,312
PPR S.A.	10,062	643,817
Publicis Groupe S.A.	17,147	439,025
Renault S.A.	25,127	518,972
Safran S.A.	25,460	236,672
Sanofi-Aventis S.A.	142,836	8,015,631
Schneider Electric S.A.	30,005	1,992,144
SCOR SE	23,181	477,505
Societe BIC S.A.	3,537	173,640
Societe Des Autoroutes Paris-Rhin- Rhone	2,996	190,983
Societe Generale S.A.	62,604	2,458,327
Societe Television Francaise 1 S.A.	16,753	131,124
Sodexo S.A.	12,791	582,400
Suez Environnement S.A.*	36,541	537,539
Technip S.A.	13,748	484,521
Thales S.A.	11,827	448,338
Total S.A.	289,665	14,366,186
Unibail-Rodamco S.A. (REIT)	11,130	1,583,598
Valeo S.A.	10,605	154,726
Vallourec S.A.	7,028	651,538
Veolia Environnement	52,222	1,088,240
Vinci S.A.	56,802	2,103,910
Vivendi S.A.	159,617	4,217,502
Wendel S.A.	3,671	96,797
Zodiac Aerospace S.A.	5,959	151,094

		89,792,003

Germany (5.4%)
Adidas AG	26,262	875,940
Allianz SE (Registered)	81,679	6,880,903

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
BASF SE	209,662	$6,364,628
Bayer AG	103,769	4,971,196
Bayerische Motoren Werke (BMW) AG (Preference)	7,450	128,645
Bayerische Motoren Werke (BMW) AG	45,577	1,322,503
Beiersdorf AG	11,687	525,543
Celesio AG	11,270	207,705
Commerzbank AG	96,169	515,315
Daimler AG	116,987	2,973,745
Deutsche Bank AG (Registered)	73,082	2,972,626
Deutsche Boerse AG	26,477	1,599,620
Deutsche Lufthansa AG (Registered)	30,341	329,975
Deutsche Post AG (Registered)	116,617	1,255,613
Deutsche Postbank AG	12,492	198,847
Deutsche Telekom AG (Registered)	384,913	4,788,447
E.ON AG	258,108	7,184,516
Fraport AG	5,236	168,456
Fresenius Medical Care AG & Co. KGaA	25,314	984,285
Fresenius SE	4,025	152,859
Fresenius SE (Preference)	10,676	490,613
GEA Group AG	19,485	207,736
Hamburger Hafen und Logistik AG	3,405	84,288
Hannover Rueckversicherung AG (Registered)	7,990	254,824
HeidelbergCement AG	3,313	108,719
Henkel AG & Co. KGaA	17,623	445,711
Henkel AG & Co. KGaA (Preference)	23,608	641,813
Hochtief AG	5,565	211,210
K+S AG	19,678	915,109
Linde AG	18,589	1,263,154
MAN AG	14,344	625,723
Merck KGaA*	8,563	755,767
Metro AG	15,032	496,850
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	28,186	3,442,704
Porsche Automobil Holding SE (Preference)	11,595	545,982
Puma AG Rudolf Dassler Sport	915	139,126
Q-Cells SE*	8,573	167,862
RWE AG	105,805	7,438,668
RWE AG (Non-Voting Preference)	5,168	322,124
Salzgitter AG	5,300	297,090
SAP AG	117,081	4,157,837
Siemens AG (Registered)	117,923	6,753,100
Solarworld AG	11,103	227,891
Suedzucker AG	9,459	182,471
ThyssenKrupp AG	47,723	835,959
TUI AG	29,711	158,895
United Internet AG	17,491	146,040
Volkswagen AG	12,075	3,717,660
Volkswagen AG (Preference)	13,945	804,062
Wacker Chemie AG	2,177	181,206

		80,421,561

Greece (0.3%)
Alpha Bank AE	51,500	344,411
Coca Cola Hellenic Bottling Co. S.A.	21,786	310,771
EFG Eurobank Ergasias S.A.	41,951	243,967
Hellenic Petroleum S.A.	17,449	167,305
Hellenic Telecommunications Organization S.A.	35,724	536,241
Marfin Investment Group S.A.*	81,099	295,473
National Bank of Greece S.A.	65,814	1,001,219
OPAP S.A.	29,591	$781,967
Piraeus Bank S.A.	41,489	277,866
Public Power Corp. S.A.	14,160	257,390
Titan Cement Co. S.A.	8,234	176,390

		4,393,000

Hong Kong (1.4%)
ASM Pacific Technology Ltd.	29,500	103,135
Bank of East Asia Ltd.	212,300	409,948
BOC Hong Kong Holdings Ltd.	502,000	513,821
Cathay Pacific Airways Ltd.	168,000	168,968
Cheung Kong Holdings Ltd.	187,000	1,611,092
Cheung Kong Infrastructure Holdings Ltd.	61,000	244,013
CLP Holdings Ltd.	275,500	1,893,013
Esprit Holdings Ltd.	139,600	720,653
Genting International plc*	413,000	142,647
Hang Lung Group Ltd.	115,000	349,142
Hang Lung Properties Ltd.	275,000	645,974
Hang Seng Bank Ltd.	101,300	1,029,779
Henderson Land Development Co., Ltd.	141,778	539,803
Hong Kong & China Gas Co., Ltd.	530,300	836,231
Hong Kong Aircraft Engineerg Co., Ltd.	10,000	86,041
Hong Kong Exchanges and Clearing Ltd.	139,000	1,313,377
HongKong Electric Holdings Ltd.	184,000	1,092,105
Hopewell Highway Infrastructure Ltd.	9,900	5,582
Hopewell Holdings Ltd.	85,000	223,260
Hutchison Telecommunications International Ltd.	259,000	80,851
Hutchison Whampoa Ltd.	289,000	1,417,407
Hysan Development Co., Ltd.	82,000	138,627
Kerry Properties Ltd.	85,000	204,513
Kingboard Chemical Holdings Ltd.	72,000	149,608
Li & Fung Ltd.	314,000	737,555
Lifestyle International Holdings Ltd.	97,000	77,619
Link REIT (REIT)	286,000	564,773
Mongolia Energy Co., Ltd.*	241,000	69,467
MTR Corp.	192,000	461,844
New World Development Ltd.	331,068	330,323
Noble Group Ltd.	235,400	184,439
NWS Holdings Ltd.	117,000	159,532
Orient Overseas International Ltd.	31,000	77,225
Pacific Basin Shipping Ltd.	237,000	107,870
PCCW Ltd.	591,000	303,499
Shangri-La Asia Ltd.	185,333	212,195
Sino Land Co.	224,000	224,089
Sun Hung Kai Properties Ltd.	191,000	1,710,928
Swire Pacific Ltd., Class A	108,000	720,641
Television Broadcasts Ltd.	38,000	121,364
Wharf Holdings Ltd.	186,750	470,885
Wheelock & Co., Ltd.	121,000	203,615
Wing Hang Bank Ltd.	25,500	123,397
Yue Yuen Industrial Holdings Ltd.	94,500	216,856

		20,997,706

Ireland (0.3%)
Anglo Irish Bank Corp. Ltd.†	120,266	—
CRH plc	93,783	2,017,351
Elan Corp. plc*	64,405	438,420
Experian plc	135,821	850,862
Kerry Group plc, Class A	18,968	384,171

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ryanair Holdings plc (ADR)*	8,129	$187,861

		3,878,665

Italy (2.3%)
A2A S.p.A.	166,057	252,011
ACEA S.p.A.	13,678	163,578
Alleanza Assicurazioni S.p.A.	56,093	316,159
Assicurazioni Generali S.p.A.	142,519	2,447,073
Atlantia S.p.A.	34,132	516,184
Autogrill S.p.A.	15,204	87,616
Banca Carige S.p.A.	98,600	323,397
Banca Monte dei Paschi di Siena S.p.A.	335,355	464,885
Banca Popolare di Milano S.c.a.r.l.	53,492	266,340
Banco Popolare S.c.a.r.l.	86,894	399,643
Bulgari S.p.A.	20,370	89,606
Enel S.p.A.	583,508	2,798,662
ENI S.p.A.	353,497	6,806,038
Exor S.p.A.*	13,421	135,338
Fiat S.p.A.	94,077	658,015
Finmeccanica S.p.A.	53,628	667,221
Fondiaria-Sai S.p.A.	9,072	106,222
Intesa Sanpaolo S.p.A.	1,037,922	2,854,373
Intesa Sanpaolo S.p.A. (RNC)	117,387	221,585
Italcementi S.p.A.	10,632	107,574
Italcementi S.p.A. (RNC)	14,668	77,490
Lottomatica S.p.A.	8,468	139,421
Luxottica Group S.p.A.	18,853	292,668
Mediaset S.p.A.	104,167	465,353
Mediobanca S.p.A.	66,754	567,380
Mediolanum S.p.A.	30,472	105,400
Parmalat S.p.A.	226,328	466,627
Pirelli & C S.p.A.	346,724	81,012
Prysmian S.p.A.	15,462	153,957
Saipem S.p.A.	279,055	4,978,645
Saras S.p.A.	44,106	115,488
Snam Rete Gas S.p.A.	103,700	556,637
Telecom Italia S.p.A.	1,352,387	1,735,913
Telecom Italia S.p.A. (RNC)	798,526	814,223
Terna Rete Elettrica Nazionale S.p.A.	162,878	507,394
UniCredit S.p.A.	1,642,669	2,719,949
Unione di Banche Italiane S.c.p.A.	80,458	886,102
Unipol Gruppo Finanziario S.p.A.	88,245	78,332
Unipol Gruppo Finanziario S.p.A. (Preference)	120,789	71,686

		34,495,197

Japan (15.0%)
77 Bank Ltd.	47,000	234,333
ABC-Mart, Inc.	3,800	72,966
Acom Co., Ltd.	6,350	180,064
Advantest Corp.	19,800	299,995
Aeon Co., Ltd.	84,900	555,236
Aeon Credit Service Co., Ltd.	10,900	99,014
Aeon Mall Co., Ltd.	8,600	110,002
Aioi Insurance Co., Ltd.	60,000	232,014
Aisin Seiki Co., Ltd.	26,000	415,917
Ajinomoto Co., Inc.	90,000	634,922
Alfresa Holdings Corp.	4,200	152,574
All Nippon Airways Co., Ltd.	85,000	332,987
Alps Electric Co., Ltd.	25,700	89,172
Amada Co., Ltd.	50,000	263,513
Aozora Bank Ltd.*	94,000	102,992
Asahi Breweries Ltd.	51,300	616,682
Asahi Glass Co., Ltd.	134,000	716,564
Asahi Kasei Corp.	158,000	570,743
Asics Corp.	23,000	160,742
Astellas Pharma, Inc.	64,500	$1,986,500
Bank of Kyoto Ltd.	41,000	349,465
Bank of Yokohama Ltd.	164,000	704,588
Benesse Corp.	9,900	364,249
Bridgestone Corp.	84,100	1,214,491
Brother Industries Ltd.	32,000	235,453
Canon Marketing Japan, Inc.	9,700	137,291
Canon, Inc.	145,500	4,244,189
Casio Computer Co., Ltd.	32,200	229,007
Central Japan Railway Co.	216	1,214,545
Chiba Bank Ltd.	101,000	503,799
Chubu Electric Power Co., Inc.	89,200	1,962,655
Chugai Pharmaceutical Co., Ltd.	29,700	504,673
Chugoku Bank Ltd.	22,000	282,405
Chugoku Electric Power Co., Inc.	36,900	801,041
Chuo Mitsui Trust Holdings, Inc.	133,000	413,927
Citizen Holdings Co., Ltd.	46,100	187,413
Coca-Cola West Holdings Co., Ltd.	7,900	126,153
Cosmo Oil Co., Ltd.	75,000	225,306
Credit Saison Co., Ltd.	21,700	213,831
Dai Nippon Printing Co., Ltd.	79,000	731,413
Daicel Chemical Industries Ltd.	39,000	140,678
Daido Steel Co., Ltd.	40,000	100,459
Daihatsu Motor Co., Ltd.	27,000	213,790
Daiichi Sankyo Co., Ltd.	91,500	1,546,446
Daikin Industries Ltd.	35,000	970,222
Dainippon Sumitomo Pharma Co., Ltd.	22,900	190,484
Daito Trust Construction Co., Ltd.	10,900	365,381
Daiwa House Industry Co., Ltd.	68,000	553,912
Daiwa Securities Group, Inc.	177,000	783,441
DeNA Co., Ltd.	42	136,956
Denki Kagaku Kogyo KK	67,000	121,762
Denso Corp.	66,900	1,351,616
Dentsu, Inc.	26,400	405,825
DIC Corp.	83,000	122,284
Dowa Holdings Co., Ltd.	38,000	143,915
East Japan Railway Co.	45,800	2,382,885
Eisai Co., Ltd.	33,400	984,348
Electric Power Development Co., Ltd.	17,700	525,765
Elpida Memory, Inc.*	15,700	109,987
FamilyMart Co., Ltd.	8,000	244,016
Fanuc Ltd.	25,800	1,768,211
Fast Retailing Co., Ltd.	6,300	720,775
Fuji Electric Holdings Co., Ltd.	84,000	99,177
Fuji Heavy Industries Ltd.	80,000	266,208
Fuji Media Holdings, Inc.	67	75,266
Fujifilm Holdings Corp.	66,400	1,453,197
Fujitsu Ltd.	247,000	929,187
Fukuoka Financial Group, Inc.	103,000	316,871
Furukawa Electric Co., Ltd.	84,000	237,847
Gunma Bank Ltd.	52,000	282,782
Hachijuni Bank Ltd.	57,000	333,286
Hakuhodo DY Holdings, Inc.	3,330	143,320
Hankyu Hanshin Holdings, Inc.	160,000	723,836
Haseko Corp.*	175,500	82,412
Hikari Tsushin, Inc.	3,700	70,096
Hino Motors Ltd.	37,000	81,756
Hirose Electric Co., Ltd.	4,200	406,835
Hiroshima Bank Ltd.	68,000	258,911
Hisamitsu Pharmaceutical Co., Inc.	9,000	277,981
Hitachi Chemical Co., Ltd.	14,900	178,326
Hitachi Construction Machinery Co., Ltd.	14,300	188,550
Hitachi High-Technologies Corp.	9,800	138,830

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Ltd.	464,000	$1,274,314
Hitachi Metals Ltd.	22,000	156,968
Hokkaido Electric Power Co., Inc.	25,700	515,782
Hokuhoku Financial Group, Inc.	160,000	293,767
Hokuriku Electric Power Co.	23,400	561,888
Honda Motor Co., Ltd.	224,200	5,364,355
HOYA Corp.	57,000	1,128,309
Ibiden Co., Ltd.	18,000	440,724
Idemitsu Kosan Co., Ltd.	3,000	223,090
IHI Corp.*	188,000	215,950
INPEX Corp.	109	750,419
Isetan Mitsukoshi Holdings Ltd.	43,680	338,782
Isuzu Motors Ltd.	169,000	208,185
Ito En Ltd.	8,900	108,668
ITOCHU Corp.	200,000	986,276
ITOCHU Techno-Solutions Corp.	4,500	93,201
Iyo Bank Ltd.	33,000	335,019
J. Front Retailing Co., Ltd.	69,400	240,048
Jafco Co., Ltd.	5,000	90,341
Japan Airlines Corp.*	122,000	247,310
Japan Petroleum Exploration Co.	4,100	164,077
Japan Prime Realty Investment Corp. (REIT)	80	149,706
Japan Real Estate Investment Corp. (REIT)	56	432,429
Japan Retail Fund Investment Corp. (REIT)	46	176,960
Japan Steel Works Ltd.	48,000	452,092
Japan Tobacco, Inc.	611	1,631,752
JFE Holdings, Inc.	70,900	1,566,593
JGC Corp.	29,000	329,545
Joyo Bank Ltd.	95,000	441,492
JS Group Corp.	36,100	404,169
JSR Corp.	24,900	293,588
JTEKT Corp.	27,500	194,510
Jupiter Telecommunications Co., Ltd.	322	214,263
Kajima Corp.	115,000	285,150
Kamigumi Co., Ltd.	35,000	232,408
Kaneka Corp.	42,000	206,517
Kansai Electric Power Co., Inc.	102,900	2,236,237
Kansai Paint Co., Ltd.	31,000	174,007
Kao Corp.	70,000	1,372,518
Kawasaki Heavy Industries Ltd.	204,000	411,709
Kawasaki Kisen Kaisha Ltd.	82,000	258,449
KDDI Corp.	393	1,854,486
Keihin Electric Express Railway Co., Ltd.	57,000	410,881
Keio Corp.	77,000	439,133
Keisei Electric Railway Co., Ltd.	39,000	196,782
Keyence Corp.	5,770	1,085,042
Kikkoman Corp.	21,000	176,709
Kinden Corp.	19,000	154,384
Kintetsu Corp.	215,000	893,090
Kirin Holdings Co., Ltd.	109,000	1,162,904
Kobe Steel Ltd.	359,000	464,999
Komatsu Ltd.	122,000	1,353,277
Konami Corp.	13,300	199,835
Konica Minolta Holdings, Inc.	63,500	550,633
Kubota Corp.	145,000	796,615
Kuraray Co., Ltd.	45,500	390,862
Kurita Water Industries Ltd.	15,300	294,376
Kyocera Corp.	21,900	1,464,846
Kyowa Hakko Kirin Co., Ltd.	36,000	305,648
Kyushu Electric Power Co., Inc.	52,300	1,170,691
Lawson, Inc.	9,200	$379,404
Leopalace21 Corp.	17,800	105,383
Mabuchi Motor Co., Ltd.	4,000	162,577
Makita Corp.	16,600	377,069
Marubeni Corp.	219,000	679,815
Marui Group Co., Ltd.	35,500	191,512
Maruichi Steel Tube Ltd.	5,000	107,962
Matsui Securities Co., Ltd.	16,100	105,909
Mazda Motor Corp.	122,000	205,914
Mediceo Paltac Holdings Co., Ltd.	19,400	207,036
Meiji Dairies Corp.†	38,000	157,398
Minebea Co., Ltd.	51,000	188,059
Mitsubishi Chemical Holdings Corp.	169,500	584,214
Mitsubishi Corp.	182,800	2,432,222
Mitsubishi Electric Corp.	266,000	1,210,724
Mitsubishi Estate Co., Ltd.	158,000	1,803,573
Mitsubishi Gas Chemical Co., Inc.	51,000	220,240
Mitsubishi Heavy Industries Ltd.	441,000	1,334,846
Mitsubishi Logistics Corp.	16,000	157,258
Mitsubishi Materials Corp.	156,000	420,644
Mitsubishi Motors Corp.*	477,000	610,442
Mitsubishi Rayon Co., Ltd.	77,000	149,346
Mitsubishi Tanabe Pharma Corp.	30,000	295,648
Mitsubishi UFJ Financial Group, Inc.	1,492,230	7,330,826
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,100	169,985
Mitsui & Co., Ltd.	234,000	2,382,253
Mitsui Chemicals, Inc.	84,000	206,243
Mitsui Engineering & Shipbuilding Co., Ltd.	101,000	170,828
Mitsui Fudosan Co., Ltd.	115,000	1,261,416
Mitsui Mining & Smelting Co., Ltd.*	82,000	136,949
Mitsui O.S.K. Lines Ltd.	152,000	754,170
Mitsui Sumitomo Insurance Group Holdings, Inc.	52,200	1,225,122
Mitsumi Electric Co., Ltd.	11,900	174,009
Mizuho Financial Group, Inc.	1,280,500	2,492,677
Mizuho Trust & Banking Co., Ltd.*	200,000	186,949
Murata Manufacturing Co., Ltd.	29,500	1,140,530
Namco Bandai Holdings, Inc.	26,500	264,585
NEC Corp.*	256,000	688,580
NEC Electronics Corp.*	6,600	40,050
NGK Insulators Ltd.	34,000	530,218
NGK Spark Plug Co., Ltd.	23,000	196,284
NHK Spring Co., Ltd.	25,000	90,567
Nidec Corp.	14,400	653,157
Nikon Corp.	45,000	514,513
Nintendo Co., Ltd.	13,400	3,930,688
Nippon Building Fund, Inc. (REIT)	68	588,290
Nippon Electric Glass Co., Ltd.	48,000	340,896
Nippon Express Co., Ltd.	106,000	334,335
Nippon Meat Packers, Inc.	25,000	262,745
Nippon Mining Holdings, Inc.	119,500	482,162
Nippon Oil Corp.	175,000	874,712
Nippon Paper Group, Inc.	11,900	288,160
Nippon Sheet Glass Co., Ltd.	86,000	215,107
Nippon Steel Corp.	688,000	1,861,476
Nippon Telegraph & Telephone Corp.	70,000	2,658,691
Nippon Yusen KK	150,000	583,090
Nipponkoa Insurance Co., Ltd.	87,000	501,610
Nishi-Nippon City Bank Ltd.	95,000	206,892
Nissan Chemical Industries Ltd.	19,000	161,071
Nissan Motor Co., Ltd.	311,700	1,126,092

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nissay Dowa General Insurance Co., Ltd.	23,000	$87,812
Nisshin Seifun Group, Inc.	23,500	253,094
Nisshin Steel Co., Ltd.	106,000	180,046
Nisshinbo Industries, Inc.	18,000	171,993
Nissin Food Products Co., Ltd.	11,200	328,921
Nitori Co., Ltd.	5,550	310,016
Nitto Denko Corp.	22,400	459,946
NOK Corp.	16,100	138,595
Nomura Holdings, Inc.	259,200	1,305,399
Nomura Real Estate Holdings, Inc.	7,300	111,588
Nomura Real Estate Office Fund, Inc. (REIT)	39	218,350
Nomura Research Institute Ltd.	14,900	233,336
NSK Ltd.	60,000	230,209
NTN Corp.	59,000	166,383
NTT Data Corp.	171	468,836
NTT DoCoMo, Inc.	2,116	2,887,089
NTT Urban Development Corp.	164	131,764
Obayashi Corp.	83,000	404,007
Obic Co., Ltd.	970	121,573
Odakyu Electric Railway Co., Ltd.	83,000	645,415
OJI Paper Co., Ltd.	113,000	461,567
Olympus Corp.	31,000	506,989
Omron Corp.	26,900	319,239
Ono Pharmaceutical Co., Ltd.	13,100	574,024
Onward Holdings Co., Ltd.	19,000	124,269
Oracle Corp. Japan	5,400	204,487
Oriental Land Co., Ltd.	6,900	438,925
ORIX Corp.	12,220	402,819
Osaka Gas Co., Ltd.	257,000	801,638
OSAKA Titanium Technologies Co.	2,600	68,401
Otsuka Corp.	2,200	81,648
Panasonic Corp.	247,900	2,724,232
Panasonic Electric Works Co., Ltd.	50,000	367,488
Promise Co., Ltd.	8,450	133,610
Rakuten, Inc.	887	424,126
Resona Holdings, Inc.	68,000	913,492
Ricoh Co., Ltd.	89,000	1,071,106
Rohm Co., Ltd.	13,400	671,355
Sankyo Co., Ltd.	7,100	307,318
Santen Pharmaceutical Co., Ltd.	10,000	278,836
Sanyo Electric Co., Ltd.*	223,000	332,744
Sapporo Hokuyo Holdings, Inc.*	41,700	117,840
Sapporo Holdings Ltd.	35,000	134,358
SBI Holdings, Inc.	2,221	233,445
Secom Co., Ltd.	29,000	1,073,492
Sega Sammy Holdings, Inc.	25,000	220,463
Seiko Epson Corp.	16,900	232,213
Sekisui Chemical Co., Ltd.	59,000	295,623
Sekisui House Ltd.	60,000	459,120
Seven & I Holdings Co., Ltd.	109,900	2,426,449
Seven Bank Ltd.	61	162,685
Sharp Corp.	138,000	1,103,035
Shikoku Electric Power Co., Inc.	24,200	646,447
Shimadzu Corp.	34,000	219,570
Shimamura Co., Ltd.	3,100	165,202
Shimano, Inc.	9,300	283,280
Shimizu Corp.	78,000	325,414
Shin-Etsu Chemical Co., Ltd.	55,300	2,714,206
Shinko Electric Industries Co., Ltd.	9,600	92,730
Shinko Securities Co., Ltd.	75,000	147,520
Shinsei Bank Ltd.*	204,593	209,236
Shionogi & Co., Ltd.	40,000	687,699
Shiseido Co., Ltd.	44,000	$644,598
Shizuoka Bank Ltd.	80,000	726,530
Showa Denko KK	157,000	195,618
Showa Shell Sekiyu KK	25,000	230,037
SMC Corp.	7,600	729,246
Softbank Corp.	104,100	1,329,539
Sojitz Corp.	163,500	194,509
Sompo Japan Insurance, Inc.	111,000	581,237
Sony Corp.	135,400	2,776,280
Sony Financial Holdings, Inc.	115	307,943
Square Enix Holdings Co., Ltd.	9,100	172,971
Stanley Electric Co., Ltd.	20,400	229,285
Sumco Corp.	17,500	261,587
Sumitomo Chemical Co., Ltd.	208,000	714,557
Sumitomo Corp.	152,800	1,328,329
Sumitomo Electric Industries Ltd.	99,900	846,028
Sumitomo Heavy Industries Ltd.	76,000	256,630
Sumitomo Metal Industries Ltd.	531,000	1,079,593
Sumitomo Metal Mining Co., Ltd.	73,000	706,675
Sumitomo Mitsui Financial Group, Inc.	91,600	3,231,248
Sumitomo Realty & Development Co., Ltd.	50,000	558,247
Sumitomo Rubber Industries, Inc.	24,400	163,536
Sumitomo Trust & Banking Co., Ltd.	189,000	732,835
Suruga Bank Ltd.	30,000	247,062
Suzuken Co., Ltd.	9,600	250,432
Suzuki Motor Corp.	46,800	783,134
T&D Holdings, Inc.	30,900	740,176
Taiheiyo Cement Corp.	120,000	177,716
Taisei Corp.	130,000	248,445
Taisho Pharmaceutical Co., Ltd.	17,000	316,416
Taiyo Nippon Sanso Corp.	38,000	247,862
Takashimaya Co., Ltd.	39,000	224,912
Takeda Pharmaceutical Co., Ltd.	110,700	3,838,939
Takefuji Corp.	16,680	78,233
TDK Corp.	16,300	615,424
Teijin Ltd.	120,000	261,748
Terumo Corp.	22,400	832,468
THK Co., Ltd.	16,000	217,739
Tobu Railway Co., Ltd.	108,000	547,647
Toho Co., Ltd.	15,000	211,027
Toho Gas Co., Ltd.	65,000	297,528
Tohoku Electric Power Co., Inc.	58,900	1,293,661
Tokio Marine Holdings, Inc.	92,200	2,276,311
Tokuyama Corp.	31,000	199,420
Tokyo Broadcasting System, Inc.	5,400	70,894
Tokyo Electric Power Co., Inc.	166,100	4,146,308
Tokyo Electron Ltd.	22,700	855,094
Tokyo Gas Co., Ltd.	319,000	1,114,103
Tokyo Steel Manufacturing Co., Ltd.	14,700	148,030
Tokyo Tatemono Co., Ltd.	38,000	99,476
Tokyu Corp.	154,000	645,752
Tokyu Land Corp.	65,000	181,675
TonenGeneral Sekiyu KK	37,000	359,650
Toppan Printing Co., Ltd.	71,000	487,273
Toray Industries, Inc.	176,000	713,444
Toshiba Corp.	424,000	1,107,241
Tosoh Corp.	73,000	139,579
TOTO Ltd.	36,000	182,330
Toyo Seikan Kaisha Ltd.	21,500	317,432
Toyo Suisan Kaisha Ltd.	12,000	245,705
Toyoda Gosei Co., Ltd.	8,600	131,729
Toyota Boshoku Corp.	9,400	97,598
Toyota Industries Corp.	23,700	510,947

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Toyota Motor Corp.	374,500	$12,011,259
Toyota Tsusho Corp.	28,800	281,064
Trend Micro, Inc.	14,000	395,530
Tsumura & Co.	8,000	206,523
Ube Industries Ltd.	137,000	248,273
Unicharm Corp.	5,500	335,114
UNY Co., Ltd.	24,000	189,909
Ushio, Inc.	16,100	226,303
USS Co., Ltd.	3,500	153,962
West Japan Railway Co.	225	710,932
Yahoo! Japan Corp.	1,964	519,149
Yakult Honsha Co., Ltd.	12,800	227,615
Yamada Denki Co., Ltd.	11,780	458,274
Yamaguchi Financial Group, Inc.	28,000	263,592
Yamaha Corp.	22,700	223,375
Yamaha Motor Co., Ltd.	26,600	239,434
Yamato Holdings Co., Ltd.	53,000	499,272
Yamato Kogyo Co., Ltd.	5,600	121,354
Yamazaki Baking Co., Ltd.	17,000	181,882
Yaskawa Electric Corp.	34,000	149,051
Yokogawa Electric Corp.	31,800	128,770

		221,821,508

Luxembourg (0.8%)
ArcelorMittal S.A.	117,145	2,370,929
Millicom International Cellular S.A. (SDR)	9,529	357,619
SES S.A. (FDR)	37,505	715,677
Tenaris S.A.	62,574	633,240
Tenaris S.A. (ADR)	414,600	8,362,482

		12,439,947

Netherlands (3.4%)
Aegon N.V.	188,218	740,390
Akzo Nobel N.V.	32,677	1,238,202
ASML Holding N.V.	57,150	1,011,633
Corio N.V. (REIT)	5,793	239,250
European Aeronautic Defence and Space Co. N.V.	43,186	502,445
Fugro N.V. (CVA)	8,121	257,878
Heineken Holding N.V.	14,610	355,792
Heineken N.V.	32,463	924,467
ING Groep N.V. (CVA)	263,890	1,473,958
James Hardie Industries N.V. (CDI)	61,795	181,212
Koninklijke (Royal) KPN N.V.	235,163	3,144,904
Koninklijke Ahold N.V.	160,618	1,758,433
Koninklijke Boskalis Westminster N.V.	7,960	159,732
Koninklijke DSM N.V.	18,031	473,837
Koninklijke Philips Electronics N.V.	131,041	1,934,208
Qiagen N.V.*	25,427	407,463
Randstad Holding N.V.	13,480	228,805
Reed Elsevier N.V.	83,163	889,337
Royal Dutch Shell plc, Class A	481,425	10,825,136
Royal Dutch Shell plc, Class B	366,033	8,023,192
SBM Offshore N.V.^	19,748	262,609
SNS Reaal	19,390	68,182
TNT N.V.	47,707	816,125
Unilever N.V. (N.Y. Shares)	119,800	2,348,080
Unilever N.V. (CVA)	597,391	11,810,018
Wolters Kluwer N.V.	37,002	600,728

		50,676,016

New Zealand (0.1%)
Auckland International Airport Ltd.	139,871	136,624
Contact Energy Ltd.	40,112	131,304
Fletcher Building Ltd.	67,057	230,089
Sky City Entertainment Group Ltd.	72,264	115,645
Telecom Corp. of New Zealand Ltd.	242,270	$315,881

		929,543

Norway (0.4%)
Aker Solutions ASA	23,465	151,783
DnB NOR ASA	99,501	450,391
Norsk Hydro ASA	90,952	345,931
Orkla ASA	109,076	754,237
Renewable Energy Corp. A/S*	21,166	183,181
StatoilHydro ASA	172,970	3,023,337
Telenor ASA	113,913	653,332
Yara International ASA	25,158	554,092

		6,116,284

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)*	318,458	261,131
Banco Espirito Santo S.A. (Registered)	70,747	275,522
Brisa S.A.	40,701	280,671
Cimpor Cimentos de Portugal SGPS S.A.	38,366	190,777
Energias de Portugal S.A.	242,265	841,514
Galp Energia SGPS S.A., Class B	25,547	304,969
Jeronimo Martins SGPS S.A.	31,437	154,938
Portugal Telecom SGPS S.A. (Registered)	81,188	629,243
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	24,633	131,283

		3,070,048

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	191,000	153,430
CapitaLand Ltd.	344,499	529,535
CapitaMall Trust (REIT)	322,000	279,982
City Developments Ltd.	68,000	228,274
ComfortDelgro Corp., Ltd.	255,000	228,176
Cosco Corp. (Singapore) Ltd.	128,000	69,091
DBS Group Holdings Ltd.	236,000	1,323,314
Fraser and Neave Ltd.	129,000	214,792
Golden Agri-Resources Ltd.	755,040	138,150
Jardine Cycle & Carriage Ltd.	20,335	157,800
Keppel Corp., Ltd.	169,000	562,943
Neptune Orient Lines Ltd.	68,000	52,810
Olam International Ltd.	162,800	156,515
Oversea-Chinese Banking Corp., Ltd.	345,000	1,098,905
Parkway Holdings Ltd.	136,133	103,934
SembCorp Industries Ltd.	140,000	218,834
SembCorp Marine Ltd.	114,800	136,796
Singapore Airlines Ltd.	72,266	475,500
Singapore Exchange Ltd.	116,000	389,399
Singapore Press Holdings Ltd.	201,000	336,397
Singapore Technologies Engineering Ltd.	183,000	296,228
Singapore Telecommunications Ltd.	1,073,000	1,786,102
United Overseas Bank Ltd.	162,000	1,036,319
UOL Group Ltd.	72,000	89,436
Wilmar International Ltd.	110,000	229,531

		10,292,193

Spain (2.6%)
Abertis Infraestructuras S.A.	35,530	555,464
Acciona S.A.	3,880	398,443
Acerinox S.A.	18,975	220,187
ACS Actividades de Construccion y Servicios S.A.	24,444	1,012,802
Banco Bilbao Vizcaya Argentaria S.A.	485,886	3,948,985

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Banco de Sabadell S.A.	121,646	$610,319
Banco de Valencia S.A.	27,676	229,809
Banco Popular Espanol S.A.	104,688	661,971
Banco Santander S.A.	1,109,514	7,628,266
Bankinter S.A.	34,960	369,589
Cintra Concesiones de Infraestructuras de Transporte S.A.	32,458	145,283
Criteria Caixacorp S.A.	111,405	359,840
EDP Renovaveis S.A.*	29,586	241,858
Enagas	24,292	344,562
Fomento de Construcciones y Contratas S.A.	6,360	194,428
Gamesa Corp. Tecnologica S.A.	24,180	310,216
Gas Natural SDG S.A.	35,266	482,287
Gestevision Telecinco S.A.	15,058	104,239
Grifols S.A.	17,344	250,178
Grupo Ferrovial S.A.	8,364	178,641
Iberdrola Renovables S.A.*	114,616	475,478
Iberdrola S.A.	478,244	3,358,197
Iberia Lineas Aereas de Espana	68,018	142,335
Inditex S.A.	30,121	1,171,579
Indra Sistemas S.A.	13,361	257,572
Mapfre S.A.	97,966	214,910
Red Electrica Corporacion S.A.	14,340	559,786
Repsol YPF S.A.	98,713	1,705,176
Sacyr Vallehermoso S.A.	10,882	83,693
Telefonica S.A.	574,953	11,482,970
Union Fenosa S.A.	50,442	1,206,402
Zardoya Otis S.A.	16,799	307,472

		39,212,937

Sweden (1.3%)
Alfa Laval AB	49,470	375,063
Assa Abloy AB, Class B	42,348	396,262
Atlas Copco AB, Class A	88,983	668,233
Atlas Copco AB, Class B	52,941	359,619
Electrolux AB, Class B	34,529	270,422
Getinge AB, Class B	26,348	255,148
Hennes & Mauritz AB, Class B	68,915	2,586,756
Holmen AB, Class B	7,210	119,734
Husqvarna AB, Class B	62,338	251,970
Investor AB, Class B	60,372	764,299
Lundin Petroleum AB*	31,409	169,221
Modern Times Group AB, Class B	7,251	123,840
Nordea Bank AB	358,529	1,790,197
Sandvik AB	133,616	765,363
Scania AB, Class B	42,381	345,785
Securitas AB, Class B	41,563	302,937
Skandinaviska Enskilda Banken AB, Class A	268,881	843,543
Skanska AB, Class B	50,934	438,985
SKF AB, Class B	51,340	444,062
Ssab Svenskt Stal AB, Class A*	23,992	203,740
Ssab Svenskt Stal AB, Class B*	12,673	100,336
Svenska Cellulosa AB, Class B	74,808	567,931
Svenska Handelsbanken AB, Class A	60,763	859,126
Swedbank AB, Class A	50,181	167,243
Swedish Match AB	33,543	484,916
Tele2 AB, Class B	41,380	349,195
Telefonaktiebolaget LM Ericsson, Class B	399,672	3,247,817
TeliaSonera AB	305,048	1,470,459
Volvo AB, Class A	58,370	310,062
Volvo AB, Class B	144,176	$764,209

		19,796,473

Switzerland (8.9%)
ABB Ltd. (Registered)*	529,030	7,381,278
ABB Ltd. (ADR)	194,500	2,711,330
Actelion Ltd. (Registered)*	13,089	597,675
Adecco S.A. (Registered)	16,302	510,016
Aryzta AG*	10,710	256,005
Baloise Holding AG (Registered)	6,783	433,045
BKW FMB Energie AG	2,204	158,663
Compagnie Financiere Richemont S.A.	72,106	1,122,953
Credit Suisse Group AG (Registered)	145,053	4,399,605
EFG Internationa AG (Registered)	8,373	62,484
Geberit AG (Registered)	5,413	485,702
Givaudan S.A. (Registered)*	888	460,001
Holcim Ltd. (Registered)	26,196	931,458
Julius Baer Holding AG (Registered)	27,964	686,013
Kuehne & Nagel International AG (Registered)	7,326	428,006
Lindt & Spruengli AG	119	159,180
Lindt & Spruengli AG (Registered)	15	243,857
Logitech International S.A. (Registered)*	22,851	236,173
Lonza Group AG (Registered)	6,351	627,875
Nestle S.A. (Registered)	781,571	26,455,777
Nestle S.A. (Registered) (ADR)	179,300	6,015,515
Nobel Biocare Holding AG (Registered)	16,023	273,619
Novartis AG (Registered)	367,048	13,853,787
Novartis AG (ADR)	85,000	3,215,550
Pargesa Holding S.A.	3,581	190,185
Roche Holding AG	95,393	13,096,933
Schindler Holding AG	6,750	318,658
SGS S.A. (Registered)	622	652,843
Sonova Holding AG	6,273	379,343
STMicroelectronics N.V	92,626	465,134
Straumann Holding AG (Registered)	1,115	172,545
Sulzer AG (Registered)	3,616	186,090
Swatch Group AG	4,184	504,254
Swatch Group AG (Registered)	7,082	172,661
Swiss Life Holding AG (Registered)*	4,743	329,594
Swiss Reinsurance (Registered)	44,442	725,161
Swisscom AG (Registered)	3,187	894,162
Syngenta AG (Registered)	13,060	2,625,539
Syngenta AG (ADR)	104,600	4,195,506
Transocean Ltd.*	438,194	25,783,335
UBS AG (Registered)*	398,184	3,782,672
Xstrata plc	256,912	1,714,153
Zurich Financial Services AG (Registered)	24,140	3,809,462

		131,703,797

United Kingdom (13.6%)
3i Group plc	53,395	207,061
Admiral Group plc	24,538	299,225
AMEC plc	44,035	334,868
Anglo American plc	177,408	3,007,854
Antofagasta plc	53,500	386,141
Associated British Foods plc	48,333	442,439
AstraZeneca plc	196,484	6,969,430
Autonomy Corp. plc*	28,292	530,099
Aviva plc	366,498	1,133,114
BAE Systems plc	1,050,316	5,039,571
Balfour Beatty plc	63,327	297,520
Barclays plc	1,127,986	2,406,320

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Berkeley Group Holdings plc*	12,048	$152,888
BG Group plc	455,628	6,906,042
BHP Billiton plc	299,664	5,933,073
BP plc	2,542,813	17,017,748
British Airways plc	82,329	165,969
British American Tobacco plc	640,230	14,824,588
British American Tobacco plc (ADR)	82,000	3,772,000
British Land Co. plc (REIT)	112,923	583,259
British Sky Broadcasting Group plc	150,976	937,145
BT Group plc, Class A	1,068,606	1,195,711
Bunzl plc	43,339	339,758
Burberry Group plc	58,725	235,394
Cable & Wireless plc	333,186	665,859
Cadbury plc	306,804	2,317,145
Cadbury plc (ADR)	83,500	2,530,050
Cairn Energy plc*	18,243	564,670
Capita Group plc	82,074	797,820
Carnival plc	22,038	499,267
Carphone Warehouse Group plc	61,900	111,505
Centrica plc	687,434	2,247,890
Cobham plc	154,629	381,070
Compass Group plc	244,618	1,117,775
Daily Mail & General Trust, Class A	39,454	132,227
Diageo plc	936,996	10,580,074
Diageo plc (ADR)	12,500	559,375
Drax Group plc	44,974	332,721
Eurasian Natural Resources Corp	42,660	275,408
Firstgroup plc	63,842	244,567
Friends Provident plc	323,302	321,824
G4S plc	167,952	464,827
GlaxoSmithKline plc	705,701	10,988,189
Hammerson plc (REIT)	94,376	346,779
Hays plc	182,304	189,606
Home Retail Group plc	116,271	372,209
HSBC Holdings plc	1,642,282	9,296,974
ICAP plc	68,656	299,084
IMI plc	45,648	177,330
Imperial Tobacco Group plc	136,946	3,075,597
Intercontinental Hotels Group plc	34,867	265,108
International Power plc	201,246	603,163
Invensys plc*	108,661	259,565
Investec plc	57,619	240,943
ITV plc	471,832	127,842
J Sainsbury plc	139,024	623,441
Johnson Matthey plc	29,125	438,964
Kazakhmys plc	30,547	162,819
Kingfisher plc	312,836	670,398
Ladbrokes plc	79,589	208,165
Land Securities Group plc (REIT)	101,877	637,805
Legal & General Group plc	776,711	483,152
Liberty International plc (REIT)	36,165	200,567
Lloyds Banking Group plc	1,351,063	1,384,958
Logica plc	193,911	177,209
London Stock Exchange Group plc	21,236	172,423
Lonmin plc	15,568	316,999
Man Group plc	224,264	703,954
Marks & Spencer Group plc	208,928	881,494
Meggitt plc	95,001	174,775
National Grid plc	327,231	2,515,850
Next plc	26,740	504,278
Old Mutual plc	680,096	507,415
Pearson plc	111,795	1,122,457
Prudential plc	339,031	1,633,670
Reckitt Benckiser Group plc	81,139	3,053,667
Reed Elsevier plc	146,121	$1,048,527
Rexam plc	85,180	329,222
Rio Tinto plc	491,729	16,465,280
Rio Tinto plc (ADR)	14,800	1,984,088
Rolls-Royce Group plc*	242,841	1,024,015
Rolls-Royce Group plc, Class C*†	248,626	20,406
Royal Bank of Scotland Group plc*	2,352,739	837,014
RSA Insurance Group plc	439,925	821,689
SABMiller plc	121,874	1,817,227
Sage Group plc	177,668	430,543
Schroders plc	17,541	199,285
Scottish & Southern Energy plc	123,483	1,961,131
Segro plc (REIT)	765,077	252,024
Serco Group plc	64,439	338,104
Severn Trent plc	32,004	453,824
Shire plc	74,210	905,255
Smith & Nephew plc	117,018	723,350
Smiths Group plc	51,547	493,743
Stagecoach Group plc	76,983	131,661
Standard Chartered plc	254,868	3,161,505
Standard Life plc	288,575	688,206
Tate & Lyle plc	60,763	226,818
Tesco plc	1,067,434	5,108,714
Thomas Cook Group plc	56,867	195,533
Thomson Reuters plc	23,919	535,867
Tomkins plc	117,160	203,377
TUI Travel plc	75,842	249,126
Tullow Oil plc	110,023	1,264,716
Unilever plc	172,958	3,278,113
United Business Media Ltd.	30,726	187,835
United Utilities Group plc	90,302	625,626
Vedanta Resources plc	20,584	198,974
Vodafone Group plc	7,124,510	12,446,542
Whitbread plc	23,086	260,528
Wm. Morrison Supermarkets plc	326,743	1,196,109
Wolseley plc*	87,721	290,321
WPP plc	147,592	829,924

		201,262,362

United States (5.1%)
Bunge Ltd.	109,900	6,225,835
Cooper Industries Ltd., Class A	300,100	7,760,586
Foster Wheeler AG*	296,400	5,178,108
Noble Corp.	1,019,800	24,566,982
Schlumberger Ltd.	501,200	20,358,744
Synthes, Inc.	7,865	875,110
Weatherford International Ltd.*	1,001,100	11,082,177

		76,047,542

Total Common Stocks (87.0%) (Cost $2,061,316,626)		1,289,934,473

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (10.1%)
iShares FTSE/Xinhua China 25 Index Fund	202,300	5,769,596
iShares MSCI Australia Index Fund	93,480	1,251,697
iShares MSCI Austria Investable Market Index Fund	287,850	3,537,676
iShares MSCI Belgium Investable Market Index Fund	242,570	1,945,411
iShares MSCI BRIC Index Fund	41,480	1,029,534
iShares MSCI Canada Index Fund	137,930	2,270,328
iShares MSCI EAFE Index Fund	1,108,540	41,670,019

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
iShares MSCI Emerging Markets Index Fund	500,390	$12,414,676
iShares MSCI France Index Fund	293,400	5,046,480
iShares MSCI Germany Index Fund	677,430	10,134,353
iShares MSCI Hong Kong Index Fund	79,830	811,871
iShares MSCI Italy Index Fund	650,780	8,225,859
iShares MSCI Japan Index Fund	1,298,340	10,269,869
iShares MSCI Malaysia Index Fund	30,500	213,195
iShares MSCI Mexico Investable Market Index Fund	23,270	630,617
iShares MSCI Netherlands Investable Market Index Fund	163,130	2,037,494
iShares MSCI Pacific ex-Japan Index Fund	213,620	5,261,461
iShares MSCI Singapore Index Fund	294,940	1,855,173
iShares MSCI Spain Index Fund	178,510	5,360,655
iShares MSCI Sweden Index Fund	124,400	1,737,868
iShares MSCI Turkey Index Fund	36,720	886,421
iShares S&P Europe 350 Index Fund	1,020,650	26,108,227
iShares S&P Latin America 40 Index Fund	50,480	1,294,307

Total Investment Companies (10.1%) (Cost $252,610,178)		149,762,787

	Number of Rights	Value (Note 1)
RIGHTS:
Finland (0.0%)
Pohjola Bank plc, expiring 4/24/09*	15,564	21,151

Portugal (0.0%)
Banco Espirito Santo S.A., expiring 4/7/09*	32,114	51,200

Spain (0.0%)
Mapfre S.A., expiring 4/1/09*	107,759	1,432

Sweden (0.0%)
Nordea Bank AB, expiring 4/3/09*	3,487,319	398,822

United Kingdom (0.1%)
HSBC Holdings plc, expiring 4/3/09*	701,712	1,419,660
Royal Bank of Scotland Group plc, expiring 4/6/09*	2,681,881	—
Segro plc, expiring 4/6/09*	816,444	56,231

		1,475,891

Total Rights (0.1%) (Cost $637,055)		1,948,496

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.0%)
Goldman Sachs & Co., Repurchase Agreement
0.24%, 4/1/09(r)(v)	$252,031	252,031

Time Deposit (2.1%)
JPMorgan Chase Nassau
0.004%, 4/1/09	30,802,049	30,802,049

Total Short-Term Investments (2.1%) (Amortized Cost $31,054,080)		31,054,080

Total Investments (99.3%) (Cost/Amortized Cost $2,345,617,939)		1,472,699,836
Other Assets Less Liabilities (0.7%)		10,393,782

Net Assets (100%)		$1,483,093,618

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.2%
Consumer Staples	10.0
Energy	15.5
Exchange Traded Funds	10.1
Financials	14.1
Health Care	6.2
Industrials	10.7
Information Technology	3.3
Materials	12.5
Telecommunication Services	4.2
Utilities	4.4
Cash and Other	2.8%

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $341,138 or 0.0% of net assets) at fair value.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

FDR — Finnish Depositary Receipt

CDI — Chess Depositary Interest

PPS — Price Protected Share

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation/ (Depreciation)
Purchases
CAC40 10 Euro Index	14	June-09	$483,014	$493,874	$10,860
Dow Jones EURO Stoxx 50 Index	337	June-09	8,574,121	8,761,912	187,791
FTSE 100 Index	106	June-09	5,653,396	5,787,840	134,444
Hang Seng Index	9	April-09	805,848	787,116	(18,732)
SPI 200 Index	32	June-09	1,790,142	1,888,541	98,399
TOPIX Index	69	June-09	4,920,389	5,450,735	530,346

					$943,108

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Current Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Depreciation
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 4/30/09	2,000	3,045	$2,869,887	$3,045,400	$(175,513)
European Union vs. U.S. Dollar, expiring 4/30/09	4,500	6,166	5,978,280	6,166,350	(188,070)
Japanese Yen vs. U.S. Dollar, expiring 4/30/09	280,000	3,076	2,829,837	3,075,571	(245,734)

					$(609,317)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$453,996,188	$1,018,110,479	$341,138	$1,472,447,805
Other Investments*	961,840	—	—	961,840

Total	$454,958,028	$1,018,110,479	$341,138	$1,473,409,645

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	18,732	609,317	—	628,049

Total	$18,732	$609,317	$—	$628,049

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$19,353,897	$—
Total gains or losses (realized/unrealized) included in earnings	859	—
Purchases, sales, issuances, and settlements (net)	(14,559)	—
Transfers in and/or out of Level 3	(18,999,059)	—

Balance as of 3/31/09	$341,138	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$89,088	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$97,343,510
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$267,894,671

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,898,983
Aggregate gross unrealized depreciation	(898,018,619)

Net unrealized depreciation	$(880,119,636)

Federal income tax cost of investments	$2,352,819,472

At March 31, 2009, the Portfolio had loaned securities with a total value of $248,617. This was secured by collateral of $252,031, which was received as cash and subsequently invested in short-term investments currently valued at $252,031, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $9,429,253 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.1%)
QBE Insurance Group Ltd.	359,250	$4,830,484

Brazil (3.2%)
Cia de Bebidas das Americas (Preference) (ADR)	132,600	6,331,650
Itau Unibanco Banco Multiplo S.A. (ADR)	310,040	3,373,235
Petroleo Brasileiro S.A. (ADR)	163,280	4,975,142

		14,680,027

Canada (1.5%)
Research In Motion Ltd.*	82,070	3,534,755
Rogers Communications, Inc., Class B	138,200	3,184,256

		6,719,011

Czech Republic (1.0%)
CEZ A/S	131,460	4,690,760

Denmark (1.3%)
Novo Nordisk A/S, Class B	122,495	5,875,422

Finland (1.2%)
Nokia Oyj	451,390	5,284,526

France (12.0%)
Air Liquide S.A.	68,427	5,559,109
Cie Generale d’Optique Essilor International S.A.	83,180	3,216,419
Groupe Danone S.A.	107,479	5,246,377
LVMH Moet Hennessy Louis Vuitton S.A.	190,080	11,915,712
Pernod-Ricard S.A.	89,774	5,017,735
Schneider Electric S.A.	97,810	6,493,970
Total S.A.	347,470	17,233,074

		54,682,396

Germany (9.0%)
Bayer AG	96,790	4,636,857
Deutsche Boerse AG	111,150	6,715,179
E.ON AG	140,497	3,910,778
Linde AG	90,430	6,144,873
Merck KGaA*	49,910	4,405,037
SAP AG	168,280	5,976,041
Siemens AG (Registered)	84,500	4,839,064
Symrise AG	380,666	4,512,990

		41,140,819

Greece (0.5%)
Coca Cola Hellenic Bottling Co. S.A.	171,677	2,448,920

Hong Kong (4.8%)
China Unicom Hong Kong Ltd.	4,596,000	4,815,720
Dairy Farm International Holdings Ltd.	1,107,900	4,881,422
Hengan International Group Co., Ltd.	1,250,000	5,024,463
Li & Fung Ltd.	3,052,000	7,168,851

		21,890,456

India (1.8%)
Infosys Technologies Ltd. (ADR)	308,400	8,212,692

Indonesia (0.8%)
PT Bank Rakyat Indonesia	10,285,000	3,742,475

Italy (1.3%)
Saipem S.p.A.	338,510	$6,039,387

Japan (12.6%)
Aeon Credit Service Co., Ltd.	593,100	5,387,609
Canon, Inc.	179,600	5,238,876
Hirose Electric Co., Ltd.	26,300	2,547,565
Hisamitsu Pharmaceutical Co., Inc.	107,500	3,320,329
HOYA Corp.	230,500	4,562,724
INPEX Corp.	1,879	12,936,124
Kao Corp.	127,000	2,490,139
Keyence Corp.	26,260	4,938,163
Lawson, Inc.	57,100	2,354,776
NTT Data Corp.	793	2,174,190
Santen Pharmaceutical Co., Ltd.	137,800	3,842,358
Shiseido Co., Ltd.	274,000	4,014,089
Trend Micro, Inc.	500	14,126
Unicharm Corp.	61,100	3,722,817

		57,543,885

Mexico (2.6%)
America Movil S.A.B. de C.V. (ADR)	261,790	7,089,273
Grupo Televisa S.A. (ADR)	366,770	5,002,743

		12,092,016

Netherlands (1.3%)
Akzo Nobel N.V.	159,230	6,033,567

Phillippines (1.1%)
Philippine Long Distance Telephone Co.	116,390	5,212,885

Russia (1.0%)
Gazprom OAO (ADR)	315,080	4,694,692

Singapore (1.2%)
Keppel Corp., Ltd.	1,632,000	5,436,227

South Korea (1.8%)
Amorepacific Corp.	5,594	2,469,382
Samsung Electronics Co., Ltd.	14,024	5,792,070

		8,261,452

Spain (3.5%)
Inditex S.A.	144,890	5,635,606
Telefonica S.A.	516,140	10,308,356

		15,943,962

Sweden (0.7%)
Assa Abloy AB, Class B	328,210	3,071,153

Switzerland (13.7%)
Actelion Ltd. (Registered)*	92,758	4,235,555
Alcon, Inc.	38,790	3,526,399
Compagnie Financiere Richemont S.A.	283,316	4,412,262
Julius Baer Holding AG (Registered)	254,495	6,243,269
Nestle S.A. (Registered)	529,524	17,924,115
Roche Holding AG	87,310	11,987,182
Sonova Holding AG	61,604	3,725,333
Straumann Holding AG (Registered)	17,423	2,696,197
Swatch Group AG	29,829	3,594,976
UBS AG (Registered)*	419,998	3,989,901

		62,335,189

Taiwan (2.4%)
Acer, Inc.	1,696,000	2,561,916

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	923,545	$8,265,728

		10,827,644

United Kingdom (13.9%)
ARM Holdings plc	795,520	1,168,802
BG Group plc	274,840	4,165,803
BHP Billiton plc	555,890	11,006,113
Capita Group plc	248,482	2,415,428
HSBC Holdings plc	789,633	4,470,120
IG Group Holdings plc	866,100	2,178,470
Intertek Group plc	380,950	4,839,113
Reckitt Benckiser Group plc	345,440	13,000,639
Smith & Nephew plc	400,964	2,478,571
Standard Chartered plc	226,091	2,804,541
Tesco plc	1,023,200	4,897,011
WPP plc	1,759,548	9,894,104

		63,318,715

United States (1.1%)
Synthes, Inc.	46,430	5,166,095

Total Common Stocks (96.4%) (Cost $515,663,978)		440,174,857

	Number of Rights	Value (Note 1)
RIGHTS:
United Kingdom (0.1%)
HSBC Holdings plc, expiring 4/3/09* (Cost $—)	240,492.92	$486,550

	Number of Warrants	Value (Note 1)
WARRANT:
Luxembourg (1.3%)
Housing Development Finance Corp., expiring 1/18/11*§ (Cost $8,654,681)	207,806	5,780,145

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (1.8%)
Lloyds TSB Bank plc
0.39%, 4/1/09(n)(p)	$8,140,000	8,139,912

Time Deposit (0.3%)
JPMorgan Chase Nassau
0.004%, 4/1/09	1,544,657	1,544,657

Total Short-Term Investments (2.1%) (Cost/Amortized Cost $9,684,657)		9,684,569

Total Investments (99.9%) (Cost/Amortized Cost $534,003,316)		456,126,121
Other Assets Less Liabilities (0.1%)		298,272

Net Assets (100%)		$456,424,393

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	10.4%
Consumer Staples	17.5
Energy	11.0
Financials	11.0
Health Care	12.9
Industrials	5.9
Information Technology	13.2
Materials	7.3
Telecommunication Services	6.7
Utilities	1.9
Cash and Other	2.2%

100.0%

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $5,780,145 or 1.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$63,970,710	$392,155,411	$—	$456,126,121
Other Investments*	—	—	—	—

Total	$63,970,710	$392,155,411	$—	$456,126,121

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$269,450,924
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$65,690,159

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,728,732
Aggregate gross unrealized depreciation	(91,085,480)

Net unrealized depreciation	$(85,356,748)

Federal income tax cost of investments	$541,482,869

The Portfolio has a net capital loss carryforward of $33,663,578 of which $88,235 expires in the year 2009, $26,353 expires in the year 2010, and $33,548,990 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Auto Components (0.7%)
Johnson Controls, Inc.	157,770	$1,893,240

Diversified Consumer Services (0.3%)
ITT Educational Services, Inc.*	6,445	782,552

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	23,290	503,064
International Game Technology	102,240	942,653
Royal Caribbean Cruises Ltd.	57,135	457,651

		1,903,368

Media (4.1%)
News Corp., Class A	318,875	2,110,952
Time Warner Cable, Inc.	80,961	2,007,843
Time Warner, Inc.	122,865	2,371,292
Virgin Media, Inc.	95,675	459,240
Walt Disney Co.	185,730	3,372,857

		10,322,184

Multiline Retail (0.2%)
Macy’s, Inc.	60,075	534,667

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	17,035	699,798
Staples, Inc.	58,300	1,055,813

		1,755,611

Textiles, Apparel & Luxury Goods (0.2%)
Polo Ralph Lauren Corp.	12,700	536,575

Total Consumer Discretionary		17,728,197

Consumer Staples (10.0%)
Beverages (1.0%)
Coca-Cola Co.	59,050	2,595,248

Food & Staples Retailing (4.5%)
CVS Caremark Corp.	177,410	4,877,001
Safeway, Inc.	274,140	5,534,887
SYSCO Corp.	43,060	981,768

		11,393,656

Food Products (1.2%)
General Mills, Inc.	63,415	3,163,140

Household Products (2.8%)
Procter & Gamble Co.	149,250	7,028,182

Tobacco (0.5%)
Altria Group, Inc.	75,615	1,211,352

Total Consumer Staples		25,391,578

Energy (16.2%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	16,265	464,366
Halliburton Co.	43,270	669,387
Schlumberger Ltd.	23,265	945,024

		2,078,777

Oil, Gas & Consumable Fuels (15.4%)
Anadarko Petroleum Corp.	50,055	1,946,639
Apache Corp.	43,965	2,817,717
Chevron Corp.	83,810	5,635,384
ConocoPhillips	13,020	509,863
Consol Energy, Inc.	27,450	$692,838
Devon Energy Corp.	30,100	1,345,169
Exxon Mobil Corp.	289,790	19,734,699
Hess Corp.	25,450	1,379,390
Marathon Oil Corp.	95,205	2,502,940
Occidental Petroleum Corp.	7,905	439,913
Peabody Energy Corp.	27,425	686,722
Williams Cos., Inc.	99,605	1,133,505

		38,824,779

Total Energy		40,903,556

Financials (20.8%)
Capital Markets (7.7%)
Goldman Sachs Group, Inc.	78,835	8,358,087
Morgan Stanley	257,280	5,858,265
State Street Corp.	110,110	3,389,186
TD Ameritrade Holding Corp.*	124,500	1,719,345

		19,324,883

Commercial Banks (3.5%)
KeyCorp	212,450	1,671,982
U.S. Bancorp	114,850	1,677,958
Wells Fargo & Co.	380,775	5,422,236

		8,772,176

Consumer Finance (1.6%)
Capital One Financial Corp.	133,030	1,628,287
SLM Corp.*	486,755	2,409,437

		4,037,724

Diversified Financial Services (2.2%)
Bank of America Corp.	625,632	4,266,810
CIT Group, Inc.	173,090	493,306
Citigroup, Inc.	353,920	895,418

		5,655,534

Insurance (4.7%)
ACE Ltd.	79,070	3,194,428
Assurant, Inc.	88,975	1,937,876
MetLife, Inc.	25,795	587,352
Prudential Financial, Inc.	37,000	703,740
RenaissanceReinsurance Holdings Ltd.	43,535	2,152,370
Travelers Cos., Inc.	81,665	3,318,866

		11,894,632

Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	20,010	728,364
Kimco Realty Corp. (REIT)	110,535	842,277
Vornado Realty Trust (REIT)	4,595	152,751

		1,723,392

Thrifts & Mortgage Finance (0.4%)
MGIC Investment Corp.	751,075	1,066,527

Total Financials		52,474,868

Health Care (15.6%)
Biotechnology (0.8%)
Celgene Corp.*	31,650	1,405,260
Gilead Sciences, Inc.*	10,875	503,730

		1,908,990

Health Care Equipment & Supplies (0.4%)
Zimmer Holdings, Inc.*	28,725	1,048,462

Health Care Providers & Services (3.3%)
Aetna, Inc.	69,210	1,683,879
Cardinal Health, Inc.	39,985	1,258,728

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
McKesson Corp.	17,180	$601,987
WellPoint, Inc.*	125,915	4,780,993

		8,325,587

Pharmaceuticals (11.1%)
Abbott Laboratories, Inc.	88,585	4,225,505
Merck & Co., Inc.	221,110	5,914,692
Pfizer, Inc.	560,375	7,632,307
Schering-Plough Corp.	225,845	5,318,650
Wyeth	115,265	4,961,006

		28,052,160

Total Health Care		39,335,199

Industrials (6.3%)
Aerospace & Defense (2.1%)
Boeing Co.	17,590	625,852
Honeywell International, Inc.	101,685	2,832,944
Precision Castparts Corp.	16,330	978,167
United Technologies Corp.	19,480	837,251

		5,274,214

Commercial Services & Supplies (0.3%)
Republic Services, Inc.	43,695	749,369

Industrial Conglomerates (1.3%)
General Electric Co.	337,480	3,411,923

Machinery (1.3%)
Joy Global, Inc.	106,200	2,262,060
Kennametal, Inc.	70,845	1,148,397

		3,410,457

Road & Rail (1.3%)
Hertz Global Holdings, Inc.*	185,575	729,310
Norfolk Southern Corp.	72,795	2,456,831

		3,186,141

Total Industrials		16,032,104

Information Technology (8.2%)
Communications Equipment (3.2%)
Cisco Systems, Inc.*	230,735	3,869,426
Corning, Inc.	313,880	4,165,188

		8,034,614

Computers & Peripherals (1.1%)
Hewlett-Packard Co.	57,600	1,846,656
NetApp, Inc.*	61,945	919,264

		2,765,920

Electronic Equipment, Instruments & Components (0.9%)
Avnet, Inc.*	43,250	757,308
Tyco Electronics Ltd.	138,200	1,525,728

		2,283,036

Internet Software & Services (0.5%)
Google, Inc., Class A*	3,520	1,225,171

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom Corp., Class A*	24,190	483,316
Lam Research Corp.*	47,280	1,076,566
Xilinx, Inc.	15,985	306,272

		1,866,154

Software (1.8%)
CA, Inc.	59,605	1,049,644
Microsoft Corp.	99,345	1,824,967
Symantec Corp.*	114,505	1,710,705

		4,585,316

Total Information Technology		20,760,211

Materials (2.6%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	35,575	$2,001,094
Dow Chemical Co.	113,540	957,142

		2,958,236

Containers & Packaging (0.9%)
Ball Corp.	50,685	2,199,729

Metals & Mining (0.6%)
Freeport-McMoRan Copper & Gold, Inc.	38,945	1,484,194

Total Materials		6,642,159

Telecommunication Services (6.3%)
Diversified Telecommunication Services (6.3%)
AT&T, Inc.	28,700	723,240
Verizon Communications, Inc.	503,440	15,203,888

Total Telecommunication Services		15,927,128

Utilities (5.3%)
Electric Utilities (3.8%)
American Electric Power Co., Inc.	112,375	2,838,593
Edison International	87,615	2,524,188
Exelon Corp.	47,580	2,159,656
NV Energy, Inc.	227,185	2,133,267

		9,655,704

Multi-Utilities (1.5%)
CMS Energy Corp.	109,500	1,296,480
PG&E Corp.	43,700	1,670,214
Public Service Enterprise Group, Inc.	26,200	772,114

		3,738,808

Total Utilities		13,394,512

Total Common Stocks (98.3%) (Cost $352,916,000)		248,589,512

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.5%)
Federal Farm Credit Bank
0.01%, 4/1/09 (o)(p)	$1,944,000	1,943,999
Federal Home Loan Bank
0.01%, 4/1/09 (o)(p)	1,900,000	1,900,000

Total Government Securities		3,843,999

Total Short-Term Investments (1.5%) (Cost/Amortized Cost $3,844,000)		3,843,999

Total Investments (99.8%) (Cost $356,760,000)		252,433,511
Other Assets Less Liabilities (0.2%)		473,938

Net Assets (100%)		$252,907,449

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$248,589,512	$3,843,999	$—	$252,433,511
Other Investments*	—	—	—	—

Total	$248,589,512	$3,843,999	$—	$252,433,511

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,866,957
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,674,501

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,272,291
Aggregate gross unrealized depreciation	(128,572,077)

Net unrealized depreciation	$(120,299,786)

Federal income tax cost of investments	$372,733,297

The Portfolio has a net capital loss carryforward of $80,705,860 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	32,309	$202,254
Johnson Controls, Inc.	94,155	1,129,860

		1,332,114

Automobiles (0.1%)
Ford Motor Co.*	380,484	1,000,673
General Motors Corp.	103,849	201,467
Harley-Davidson, Inc.	38,022	509,115

		1,711,255

Distributors (0.0%)
Genuine Parts Co.	23,582	704,159

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	16,702	1,308,268
H&R Block, Inc.	53,581	974,638

		2,282,906

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	68,019	1,469,210
Darden Restaurants, Inc.	20,501	702,364
International Game Technology	47,291	436,023
Marriott International, Inc., Class A	43,287	708,175
McDonald’s Corp.	171,683	9,368,741
Starbucks Corp.*	114,913	1,276,684
Starwood Hotels & Resorts Worldwide, Inc.	25,692	326,288
Wyndham Worldwide Corp.	34,354	144,287
Wynn Resorts Ltd.*	11,508	229,815
Yum! Brands, Inc.	71,593	1,967,376

		16,628,963

Household Durables (0.2%)
Black & Decker Corp.	9,272	292,624
Centex Corp.	16,591	124,433
D.R. Horton, Inc.	45,762	443,891
Fortune Brands, Inc.	22,168	544,225
Harman International Industries, Inc.	6,558	88,730
KB Home	10,090	132,986
Leggett & Platt, Inc.	25,962	337,246
Lennar Corp., Class A	18,947	142,292
Newell Rubbermaid, Inc.	47,186	301,047
Pulte Homes, Inc.	29,985	327,736
Snap-On, Inc.	7,668	192,467
Stanley Works	11,070	322,358
Whirlpool Corp.	12,205	361,146

		3,611,181

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	49,472	3,633,224
Expedia, Inc.*	32,296	293,247

		3,926,471

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	35,910	136,458
Hasbro, Inc.	19,701	493,904
Mattel, Inc.	52,959	610,617

		1,240,979

Media (2.3%)
CBS Corp., Class B	101,376	389,284
Comcast Corp., Class A	443,776	6,053,105
DIRECTV Group, Inc.*	84,632	1,928,763
Gannett Co., Inc.	30,496	67,091
Interpublic Group of Cos., Inc.*	78,065	321,628
McGraw-Hill Cos., Inc.	49,819	1,139,360
Meredith Corp.	4,012	66,760
New York Times Co., Class A	13,003	$58,774
News Corp., Class A	355,505	2,353,443
Omnicom Group, Inc.	48,696	1,139,486
Scripps Networks Interactive, Inc., Class A	14,921	335,872
Time Warner Cable, Inc.	54,194	1,344,022
Time Warner, Inc.	183,506	3,541,669
Viacom, Inc., Class B*	1,022,799	17,776,247
Walt Disney Co.	286,051	5,194,686
Washington Post Co., Class B	842	300,678

		42,010,868

Multiline Retail (1.3%)
Big Lots, Inc.*	11,035	229,307
Family Dollar Stores, Inc.	20,669	689,725
J.C. Penney Co., Inc.	32,951	661,327
Kohl’s Corp.*	47,239	1,999,154
Macy’s, Inc.	62,399	555,351
Nordstrom, Inc.	24,589	411,866
Sears Holdings Corp.*	7,852	358,915
Target Corp.	552,382	18,996,417

		23,902,062

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	12,254	291,645
AutoNation, Inc.*	14,403	199,913
AutoZone, Inc.*	5,655	919,616
Bed Bath & Beyond, Inc.*	41,137	1,018,141
Best Buy Co., Inc.	52,228	1,982,575
GameStop Corp., Class A*	24,114	675,674
Gap, Inc.	71,805	932,747
Home Depot, Inc.	263,437	6,206,576
Limited Brands, Inc.	41,662	362,459
Lowe’s Cos., Inc.	1,164,877	21,259,005
Office Depot, Inc.*	30,661	40,166
O’Reilly Automotive, Inc.*	20,700	724,707
RadioShack Corp.	16,696	143,085
Sherwin-Williams Co.	14,526	754,916
Staples, Inc.	110,643	2,003,745
Tiffany & Co.	20,416	440,169
TJX Cos., Inc.	64,748	1,660,139

		39,615,278

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	48,239	805,591
NIKE, Inc., Class B	60,453	2,834,641
Polo Ralph Lauren Corp.	9,272	391,742
VF Corp.	13,004	742,659

		4,774,633

Total Consumer Discretionary		141,740,869

Consumer Staples (11.1%)
Beverages (3.9%)
Brown-Forman Corp., Class B	14,486	562,491
Coca-Cola Co.	792,830	34,844,879
Coca-Cola Enterprises, Inc.	46,921	618,888
Constellation Brands, Inc., Class A*	31,443	374,172
Dr. Pepper Snapple Group, Inc.*	37,541	634,818
Molson Coors Brewing Co., Class B	23,835	817,064
Pepsi Bottling Group, Inc.	21,781	482,231
PepsiCo, Inc.	648,235	33,371,138

		71,705,681

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	66,511	3,080,790
CVS Caremark Corp.	1,141,373	31,376,344
Kroger Co.	100,859	2,140,228

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	64,938	$1,311,098
SUPERVALU, Inc.	31,733	453,147
SYSCO Corp.	92,663	2,112,716
Walgreen Co.	152,166	3,950,229
Wal-Mart Stores, Inc.	345,010	17,975,021
Whole Foods Market, Inc.	23,156	389,021

		62,788,594

Food Products (1.1%)
Archer-Daniels-Midland Co.	98,876	2,746,775
Campbell Soup Co.	32,831	898,256
ConAgra Foods, Inc.	70,190	1,184,105
Dean Foods Co.*	24,308	439,489
General Mills, Inc.	51,474	2,567,523
H.J. Heinz Co.	48,404	1,600,236
Hershey Co.	26,347	915,558
Hormel Foods Corp.	9,600	304,416
JM Smucker Co.	17,472	651,182
Kellogg Co.	39,206	1,436,116
Kraft Foods, Inc., Class A	228,525	5,093,822
McCormick & Co., Inc. (Non-Voting)	19,141	565,999
Sara Lee Corp.	103,806	838,753
Tyson Foods, Inc., Class A	49,737	467,030

		19,709,260

Household Products (1.6%)
Clorox Co.	21,792	1,121,852
Colgate-Palmolive Co.	77,503	4,571,127
Kimberly-Clark Corp.	63,764	2,940,158
Procter & Gamble Co.	453,597	21,359,883

		29,993,020

Personal Products (0.1%)
Avon Products, Inc.	66,716	1,282,949
Estee Lauder Cos., Inc., Class A	19,131	471,579

		1,754,528

Tobacco (1.0%)
Altria Group, Inc.	320,128	5,128,451
Lorillard, Inc.	26,135	1,613,575
Philip Morris International, Inc.	308,844	10,988,669
Reynolds American, Inc.	26,807	960,763

		18,691,458

Total Consumer Staples		204,642,541

Energy (11.6%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	618,021	17,644,499
BJ Services Co.	46,327	460,954
Cameron International Corp.*	32,445	711,519
Diamond Offshore Drilling, Inc.	10,300	647,458
ENSCO International, Inc.	21,273	561,607
Halliburton Co.	137,998	2,134,829
Nabors Industries Ltd.*	45,436	453,905
National Oilwell Varco, Inc.*	64,608	1,854,896
Rowan Cos., Inc.	15,078	180,484
Schlumberger Ltd.	184,893	7,510,354
Smith International, Inc.	33,777	725,530

		32,886,035

Oil, Gas & Consumable Fuels (9.8%)
Anadarko Petroleum Corp.	70,791	2,753,062
Apache Corp.	51,500	3,300,635
Cabot Oil & Gas Corp.	15,919	375,211
Chesapeake Energy Corp.	87,846	1,498,653
Chevron Corp.	310,240	20,860,538
ConocoPhillips	228,084	8,931,769
Consol Energy, Inc.	26,749	675,145
Devon Energy Corp.	68,025	3,040,037
El Paso Corp.	103,545	$647,156
EOG Resources, Inc.	38,500	2,108,260
Exxon Mobil Corp.	764,163	52,039,500
Hess Corp.	44,041	2,387,022
Marathon Oil Corp.	820,253	21,564,451
Massey Energy Co.	11,379	115,156
Murphy Oil Corp.	29,712	1,330,206
Noble Energy, Inc.	26,945	1,451,797
Occidental Petroleum Corp.	560,144	31,172,014
Peabody Energy Corp.	42,021	1,052,206
Pioneer Natural Resources Co.	20,034	329,960
Range Resources Corp.	24,629	1,013,730
Southwestern Energy Co.*	53,331	1,583,397
Spectra Energy Corp.	100,774	1,424,944
Sunoco, Inc.	17,278	457,521
Tesoro Corp.	19,443	261,897
Total S.A. (ADR)	320,350	15,716,371
Valero Energy Corp.	80,322	1,437,764
Williams Cos., Inc.	91,459	1,040,803
XTO Energy, Inc.	88,859	2,720,863

		181,290,068

Total Energy		214,176,103

Financials (10.2%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	32,448	664,860
Bank of New York Mellon Corp.	925,995	26,159,359
Charles Schwab Corp.	144,772	2,243,966
E*TRADE Financial Corp.*	62,695	80,250
Federated Investors, Inc., Class B	15,043	334,857
Franklin Resources, Inc.	23,734	1,278,551
Goldman Sachs Group, Inc.	71,250	7,553,925
Invesco Ltd.	56,909	788,759
Janus Capital Group, Inc.	21,120	140,448
Legg Mason, Inc.	23,335	371,026
Morgan Stanley	166,465	3,790,408
Northern Trust Corp.	34,516	2,064,747
State Street Corp.	67,066	2,064,291
T. Rowe Price Group, Inc.	40,749	1,176,016

		48,711,463

Commercial Banks (1.6%)
BB&T Corp.	86,021	1,455,475
Comerica, Inc.	24,633	451,030
Fifth Third Bancorp	77,290	225,687
First Horizon National Corp.	34,617	371,787
Huntington Bancshares, Inc./Ohio	48,969	81,289
KeyCorp	73,337	577,162
M&T Bank Corp.	12,301	556,497
Marshall & Ilsley Corp.	34,842	196,160
PNC Financial Services Group, Inc.	66,362	1,943,743
Regions Financial Corp.	112,537	479,408
SunTrust Banks, Inc.	52,309	614,108
U.S. Bancorp	269,635	3,939,367
Wells Fargo & Co.	1,313,965	18,710,862
Zions Bancorporation	15,411	151,490

		29,754,065

Consumer Finance (0.2%)
American Express Co.	180,132	2,455,199
Capital One Financial Corp.	57,878	708,427
Discover Financial Services	76,476	482,564
SLM Corp.*	76,916	380,734

		4,026,924

Diversified Financial Services (3.0%)
Bank of America Corp.	990,166	6,752,932

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CIT Group, Inc.	51,977	$148,135
Citigroup, Inc.	843,043	2,132,899
CME Group, Inc.	10,395	2,561,224
IntercontinentalExchange, Inc.*	11,534	858,937
JPMorgan Chase & Co.	1,547,280	41,126,702
Leucadia National Corp.*	28,652	426,628
Moody’s Corp.	29,140	667,889
NASDAQ OMX Group, Inc.*	21,692	424,729
NYSE Euronext, Inc.	39,070	699,353

		55,799,428

Insurance (2.1%)
ACE Ltd.	393,400	15,893,360
Aflac, Inc.	73,008	1,413,435
Allstate Corp.	83,390	1,596,919
American International Group, Inc.	442,127	442,127
Aon Corp.	42,767	1,745,749
Assurant, Inc.	19,376	422,009
Chubb Corp.	54,987	2,327,050
Cincinnati Financial Corp.	24,102	551,213
Genworth Financial, Inc., Class A	66,677	126,686
Hartford Financial Services Group, Inc.	53,453	419,606
Lincoln National Corp.	41,655	278,672
Loews Corp.	56,636	1,251,656
Marsh & McLennan Cos., Inc.	79,940	1,618,785
MBIA, Inc.*	35,898	164,413
MetLife, Inc.	126,972	2,891,152
Principal Financial Group, Inc.	43,346	354,570
Progressive Corp.*	105,435	1,417,046
Prudential Financial, Inc.	66,154	1,258,249
Torchmark Corp.	14,086	369,476
Travelers Cos., Inc.	89,894	3,653,292
Unum Group	52,287	653,587
XL Capital Ltd., Class A	57,924	316,265

		39,165,317

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	14,183	77,723
AvalonBay Communities, Inc. (REIT)	12,959	609,851
Boston Properties, Inc. (REIT)	17,808	623,814
Equity Residential (REIT)	40,163	736,991
HCP, Inc. (REIT)	37,287	665,573
Health Care REIT, Inc. (REIT)	16,400	501,676
Host Hotels & Resorts, Inc. (REIT)	80,908	317,159
Kimco Realty Corp. (REIT)	32,069	244,366
Plum Creek Timber Co., Inc. (REIT)	24,647	716,488
ProLogis (REIT)	45,052	292,838
Public Storage (REIT)	19,686	1,087,652
Simon Property Group, Inc. (REIT)	39,610	1,372,090
Ventas, Inc. (REIT)	22,500	508,725
Vornado Realty Trust (REIT)	20,706	688,260

		8,443,206

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	34,664	139,696

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	82,528	964,752
People’s United Financial, Inc.	55,121	990,525

		1,955,277

Total Financials		187,995,376

Health Care (14.4%)
Biotechnology (1.3%)
Amgen, Inc.*	159,462	$7,896,558
Biogen Idec, Inc.*	46,536	2,439,417
Celgene Corp.*	70,463	3,128,557
Cephalon, Inc.*	10,130	689,853
Genzyme Corp.*	41,764	2,480,364
Gilead Sciences, Inc.*	140,895	6,526,257

		23,161,006

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	95,090	4,870,510
Becton, Dickinson & Co.	37,729	2,536,898
Boston Scientific Corp.*	234,329	1,862,916
C.R. Bard, Inc.	15,557	1,240,204
Covidien Ltd.	381,350	12,676,074
DENTSPLY International, Inc.	22,097	593,304
Hospira, Inc.*	23,594	728,111
Intuitive Surgical, Inc.*	5,876	560,335
Medtronic, Inc.	171,580	5,056,463
St. Jude Medical, Inc.*	53,297	1,936,280
Stryker Corp.	36,633	1,246,987
Varian Medical Systems, Inc.*	18,406	560,279
Zimmer Holdings, Inc.*	35,079	1,280,383

		35,148,744

Health Care Providers & Services (1.2%)
Aetna, Inc.	71,590	1,741,785
AmerisourceBergen Corp.	22,995	751,017
Cardinal Health, Inc.	55,800	1,756,584
CIGNA Corp.	40,666	715,315
Coventry Health Care, Inc.*	20,941	270,977
DaVita, Inc.*	15,285	671,776
Express Scripts, Inc.*	38,326	1,769,511
Humana, Inc.*	24,978	651,426
Laboratory Corp. of America Holdings*	17,071	998,483
McKesson Corp.	42,935	1,504,442
Medco Health Solutions, Inc.*	76,658	3,169,042
Patterson Cos., Inc.*	14,061	265,190
Quest Diagnostics, Inc.	24,790	1,177,029
Tenet Healthcare Corp.*	46,288	53,694
UnitedHealth Group, Inc.	189,379	3,963,702
WellPoint, Inc.*	78,408	2,977,152

		22,437,125

Health Care Technology (0.0%)
IMS Health, Inc.	25,284	315,292

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	27,523	893,947
Millipore Corp.*	8,754	502,567
PerkinElmer, Inc.	15,824	202,072
Thermo Fisher Scientific, Inc.*	64,900	2,314,983
Waters Corp.*	14,707	543,424

		4,456,993

Pharmaceuticals (9.8%)
Abbott Laboratories, Inc.	238,092	11,356,989
Allergan, Inc.	47,575	2,272,182
Bristol-Myers Squibb Co.	304,983	6,685,227
Eli Lilly & Co.	156,276	5,221,181
Forest Laboratories, Inc.*	47,659	1,046,592
Johnson & Johnson	717,377	37,734,030
King Pharmaceuticals, Inc.*	33,018	233,437
Merck & Co., Inc.	326,906	8,744,736
Mylan, Inc.*	45,049	604,107
Pfizer, Inc.	2,145,207	29,217,719

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Schering-Plough Corp.	1,509,434	$35,547,171
Watson Pharmaceuticals, Inc.*	16,603	516,519
Wyeth	963,495	41,468,825

		180,648,715

Total Health Care		266,167,875

Industrials (8.4%)
Aerospace & Defense (3.3%)
Boeing Co.	112,642	4,007,802
General Dynamics Corp.	60,595	2,520,146
Goodrich Corp.	18,182	688,916
Honeywell International, Inc.	773,718	21,555,784
L-3 Communications Holdings, Inc.	18,724	1,269,487
Lockheed Martin Corp.	262,112	18,093,591
Northrop Grumman Corp.	50,660	2,210,803
Precision Castparts Corp.	21,823	1,307,198
Raytheon Co.	63,944	2,489,979
Rockwell Collins, Inc.	23,377	763,025
United Technologies Corp.	145,637	6,259,478

		61,166,209

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	26,489	1,208,163
Expeditors International of Washington, Inc.	33,592	950,318
FedEx Corp.	48,143	2,141,882
United Parcel Service, Inc., Class B	154,013	7,580,520

		11,880,883

Airlines (0.0%)
Southwest Airlines Co.	109,228	691,413

Building Products (0.0%)
Masco Corp.	60,455	421,976

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	18,495	413,178
Cintas Corp.	21,012	519,417
Iron Mountain, Inc.*	27,000	598,590
Pitney Bowes, Inc.	30,502	712,222
R.R. Donnelley & Sons Co.	27,376	200,666
Republic Services, Inc.	51,069	875,833
Stericycle, Inc.*	12,671	604,787
Waste Management, Inc.	75,985	1,945,216

		5,869,909

Construction & Engineering (0.1%)
Fluor Corp.	28,646	989,719
Jacobs Engineering Group, Inc.*	18,115	700,326

		1,690,045

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	25,676	663,981
Emerson Electric Co.	118,119	3,375,841
Rockwell Automation, Inc.	22,432	489,915

		4,529,737

Industrial Conglomerates (1.2%)
3M Co.	107,843	5,361,954
General Electric Co.	1,635,010	16,529,951
Textron, Inc.	32,249	185,109

		22,077,014

Machinery (0.9%)
Caterpillar, Inc.	93,689	2,619,545
Cummins, Inc.	29,722	756,425
Danaher Corp.	39,532	2,143,425
Deere & Co.	66,145	2,174,186
Dover Corp.	27,550	726,769
Eaton Corp.	26,163	964,368
Flowserve Corp.	8,981	$504,014
Illinois Tool Works, Inc.	61,120	1,885,552
Ingersoll-Rand Co., Ltd., Class A	47,083	649,745
ITT Corp.	28,619	1,100,973
Manitowoc Co., Inc.	14,534	47,526
PACCAR, Inc.	56,512	1,455,749
Pall Corp.	18,748	383,022
Parker Hannifin Corp.	24,711	839,680

		16,250,979

Professional Services (0.1%)
Dun & Bradstreet Corp.	8,000	616,000
Equifax, Inc.	20,080	490,956
Monster Worldwide, Inc.*	16,485	134,353
Robert Half International, Inc.	25,578	456,056

		1,697,365

Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	43,639	2,624,886
CSX Corp.	768,113	19,855,721
Norfolk Southern Corp.	57,444	1,938,735
Ryder System, Inc.	7,423	210,145
Union Pacific Corp.	77,932	3,203,785

		27,833,272

Trading Companies & Distributors (0.1%)
Fastenal Co.	19,120	614,804
W.W. Grainger, Inc.	9,546	669,938

		1,284,742

Total Industrials		155,393,544

Information Technology (15.5%)
Communications Equipment (3.8%)
Ciena Corp.*	10,067	78,321
Cisco Systems, Inc.*	2,373,523	39,803,981
Corning, Inc.	239,467	3,177,727
Harris Corp.	19,922	576,543
JDS Uniphase Corp.*	24,537	79,745
Juniper Networks, Inc.*	82,454	1,241,757
Motorola, Inc.	353,406	1,494,908
QUALCOMM, Inc.	613,405	23,867,589
Tellabs, Inc.*	53,271	243,981

		70,564,552

Computers & Peripherals (4.2%)
Apple, Inc.*	137,454	14,449,165
Dell, Inc.*	268,669	2,546,982
EMC Corp.*	313,884	3,578,278
Hewlett-Packard Co.	1,081,798	34,682,444
International Business Machines Corp.	207,734	20,127,347
Lexmark International, Inc., Class A*	10,513	177,354
NetApp, Inc.*	48,650	721,966
QLogic Corp.*	16,210	180,255
SanDisk Corp.*	34,860	440,979
Sun Microsystems, Inc.*	110,788	810,968
Teradata Corp.*	27,876	452,149

		78,167,887

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	56,298	865,300
Amphenol Corp., Class A	25,946	739,201
FLIR Systems, Inc.*	22,000	450,560
Jabil Circuit, Inc.	28,132	156,414
Molex, Inc.	18,828	258,697
Tyco Electronics Ltd.	67,541	745,653

		3,215,825

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	26,832	520,541

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.*	166,076	$2,085,915
Google, Inc., Class A*	37,126	12,922,076
VeriSign, Inc.*	28,665	540,908
Yahoo!, Inc.*	213,729	2,737,868

		18,807,308

IT Services (0.6%)
Affiliated Computer Services, Inc., Class A*	14,439	691,484
Automatic Data Processing, Inc.	78,273	2,752,079
Cognizant Technology Solutions Corp., Class A*	46,104	958,502
Computer Sciences Corp.*	24,230	892,633
Convergys Corp.*	16,347	132,084
Fidelity National Information Services, Inc.	28,153	512,384
Fiserv, Inc.*	25,507	929,985
Mastercard, Inc., Class A	11,198	1,875,441
Paychex, Inc.	50,291	1,290,970
Total System Services, Inc.	32,557	449,612
Western Union Co.	111,538	1,402,033

		11,887,207

Office Electronics (0.0%)
Xerox Corp.	127,804	581,508

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.*	81,415	248,316
Altera Corp.	43,805	768,778
Analog Devices, Inc.	46,213	890,524
Applied Materials, Inc.	207,446	2,230,044
ASML Holding N.V. (N.Y. Shares), Class G	85,300	1,493,603
Broadcom Corp., Class A*	69,317	1,384,954
Intel Corp.	1,698,555	25,563,253
KLA-Tencor Corp.	26,760	535,200
Linear Technology Corp.	32,682	751,032
LSI Corp.*	106,213	322,888
MEMC Electronic Materials, Inc.*	35,232	580,976
Microchip Technology, Inc.	27,000	572,130
Micron Technology, Inc.*	125,524	509,627
National Semiconductor Corp.	27,279	280,155
Novellus Systems, Inc.*	13,095	217,770
NVIDIA Corp.*	82,737	815,787
Teradyne, Inc.*	19,580	85,760
Texas Instruments, Inc.	1,331,041	21,975,487
Xilinx, Inc.	42,197	808,495

		60,034,779

Software (2.4%)
Adobe Systems, Inc.*	82,583	1,766,450
Autodesk, Inc.*	35,871	602,992
BMC Software, Inc.*	29,833	984,489
CA, Inc.	62,329	1,097,614
Citrix Systems, Inc.*	26,802	606,797
Compuware Corp.*	32,955	217,173
Electronic Arts, Inc.*	50,881	925,525
Intuit, Inc.*	49,954	1,348,758
McAfee, Inc.*	24,700	827,450
Microsoft Corp.	1,183,388	21,738,838
Novell, Inc.*	46,230	196,940
Oracle Corp.*	591,104	10,681,249
Salesforce.com, Inc.*	16,553	541,780
Symantec Corp.*	129,629	1,936,657

		43,472,712

Total Information Technology		286,731,778

Materials (4.1%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	32,293	$1,816,481
CF Industries Holdings, Inc.	7,760	551,969
Dow Chemical Co.	144,633	1,219,256
E.I. du Pont de Nemours & Co.	1,267,585	28,305,173
Eastman Chemical Co.	11,154	298,927
Ecolab, Inc.	25,862	898,187
International Flavors & Fragrances, Inc.	10,999	335,030
Monsanto Co.	84,818	7,048,376
PPG Industries, Inc.	26,160	965,304
Praxair, Inc.	47,507	3,196,746
Rohm & Haas Co.	19,446	1,533,123
Sigma-Aldrich Corp.	18,525	700,060

		46,868,632

Construction Materials (0.0%)
Vulcan Materials Co.	16,275	720,820

Containers & Packaging (0.1%)
Ball Corp.	14,066	610,464
Bemis Co., Inc.	16,866	353,680
Owens-Illinois, Inc.*	25,700	371,108
Pactiv Corp.*	18,396	268,398
Sealed Air Corp.	26,044	359,407

		1,963,057

Metals & Mining (1.3%)
AK Steel Holding Corp.	21,253	151,321
Alcoa, Inc.	150,163	1,102,197
Allegheny Technologies, Inc.	15,888	348,424
Freeport-McMoRan Copper & Gold, Inc.	63,506	2,420,214
Newmont Mining Corp.	395,890	17,720,036
Nucor Corp.	48,943	1,868,154
Titanium Metals Corp.	9,454	51,713
United States Steel Corp.	17,883	377,868

		24,039,927

Paper & Forest Products (0.1%)
International Paper Co.	68,743	483,951
MeadWestvaco Corp.	28,967	347,314
Weyerhaeuser Co.	32,516	896,466

		1,727,731

Total Materials		75,320,167

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	912,051	22,983,685
CenturyTel, Inc.	16,565	465,808
Embarq Corp.	22,902	866,841
Frontier Communications Corp.	43,425	311,791
Qwest Communications International, Inc.	226,395	774,271
Verizon Communications, Inc.	440,005	13,288,151
Windstream Corp.	69,363	559,066

		39,249,613

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	61,515	1,871,902
Sprint Nextel Corp.*	441,197	1,575,073

		3,446,975

Total Telecommunication Services		42,696,588

Utilities (2.5%)
Electric Utilities (1.4%)
Allegheny Energy, Inc.	24,971	578,578

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
American Electric Power Co., Inc.	62,648	$1,582,488
Duke Energy Corp.	200,264	2,867,781
Edison International	49,297	1,420,247
Entergy Corp.	29,360	1,999,122
Exelon Corp.	100,974	4,583,210
FirstEnergy Corp.	47,269	1,824,583
FPL Group, Inc.	62,963	3,194,113
Northeast Utilities	27,700	598,043
Pepco Holdings, Inc.	32,566	406,424
Pinnacle West Capital Corp.	16,681	443,047
PPL Corp.	58,944	1,692,282
Progress Energy, Inc.	42,114	1,527,054
Southern Co.	119,161	3,648,710

		26,365,682

Gas Utilities (0.1%)
EQT Corp.	19,300	604,669
Nicor, Inc.	6,089	202,338
Questar Corp.	25,608	753,643

		1,560,650

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	99,551	578,391
Constellation Energy Group, Inc.	29,520	609,883
Dynegy, Inc., Class A*	67,682	95,432

		1,283,706

Multi-Utilities (0.9%)
Ameren Corp.	31,220	723,992
CenterPoint Energy, Inc.	51,041	532,358
CMS Energy Corp.	37,412	442,958
Consolidated Edison, Inc.	43,159	1,709,528
Dominion Resources, Inc.	89,602	2,776,766
DTE Energy Co.	24,099	667,542
Integrys Energy Group, Inc.	10,479	272,873
NiSource, Inc.	45,327	444,205
PG&E Corp.	55,834	2,133,975
Public Service Enterprise Group, Inc.	78,273	2,306,705
SCANA Corp.	18,700	577,643
Sempra Energy	36,848	1,703,851
TECO Energy, Inc.	29,917	333,575
Wisconsin Energy Corp.	17,260	710,594
Xcel Energy, Inc.	70,271	1,309,149

		16,645,714

Total Utilities		45,855,752

Total Common Stocks (87.8%) (Cost $1,814,399,077)		1,620,720,593

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.9%)
iShares Morningstar Large Core Index Fund	300,656	13,836,189
iShares Morningstar Large Growth Index Fund	46,370	1,903,025
iShares Morningstar Large Value Index Fund	160,547	6,649,857
iShares NYSE 100 Index Fund	24,642	1,042,849
iShares Russell 1000 Growth Index Fund	688,817	24,156,812
iShares Russell 1000 Index Fund	390,339	16,882,162
iShares Russell 1000 Value Index Fund	282,836	11,480,313
iShares S&P 100 Index Fund	419,437	15,825,358
iShares S&P 500 Growth Index Fund	661,856	27,705,292
iShares S&P 500 Index Fund	698,360	$55,603,423
iShares S&P 500 Value Index Fund	177,478	6,602,182

Total Investment Companies (9.9%) (Cost $202,208,507)		181,687,462

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	$2,686,000	2,685,035

Time Deposit (2.4%)
JPMorgan Chase Nassau
0.004%, 4/1/09	43,860,110	43,860,110

Total Short-Term Investments (2.5%) (Cost/Amortized Cost $46,545,187)		46,545,145

Total Investments (100.2%) (Cost/Amortized Cost $2,063,152,771)		1,848,953,200
Other Assets Less Liabilities (-0.2%)		(3,978,480)

Net Assets (100%)		$1,844,974,720

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
S&P 500 E-Mini Index	515	June-09	$19,337,642	$20,466,100	$1,128,458

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,802,408,055	$46,545,145	$—	$1,848,953,200
Other Investments*	1,128,458	—	—	1,128,458

Total	$1,803,536,513	$46,545,145	$—	$1,850,081,658

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$758,053,609
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$134,867,574

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,341,805
Aggregate gross unrealized depreciation	(273,984,540)

Net unrealized depreciation	$(240,642,735)

Federal income tax cost of investments	$2,089,595,935

For the three months ended March 31, 2009, the Portfolio incurred approximately $5,548 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $11,418,100 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.2%)
BorgWarner, Inc.	52,300	$1,061,690
Gentex Corp.	73,600	733,056
Goodyear Tire & Rubber Co.*	79,700	498,922
Johnson Controls, Inc.	46,400	556,800
WABCO Holdings, Inc.	33,800	416,078

		3,266,546

Automobiles (0.1%)
Harley-Davidson, Inc.	108,300	1,450,137
Thor Industries, Inc.	5,300	82,786

		1,532,923

Distributors (0.0%)
LKQ Corp.*	69,800	996,046

Diversified Consumer Services (0.7%)
Apollo Group, Inc., Class A*	65,800	5,154,114
Brink’s Home Security Holdings, Inc.*	20,900	472,340
DeVry, Inc.	31,700	1,527,306
H&R Block, Inc.	167,900	3,054,101
Hillenbrand, Inc.	32,100	513,921
ITT Educational Services, Inc.*	20,100	2,440,542
Strayer Education, Inc.	7,500	1,349,025
Weight Watchers International, Inc.	15,700	291,235

		14,802,584

Hotels, Restaurants & Leisure (2.6%)
Boyd Gaming Corp.	3,500	13,055
Brinker International, Inc.	52,100	786,710
Burger King Holdings, Inc.	41,400	950,130
Carnival Corp.	45,900	991,440
Chipotle Mexican Grill, Inc., Class A*	17,100	1,135,098
Choice Hotels International, Inc.	5,400	139,428
Darden Restaurants, Inc.	72,300	2,476,998
International Game Technology	159,600	1,471,512
Interval Leisure Group, Inc.*	2,400	12,720
Las Vegas Sands Corp.*	85,000	255,850
Marriott International, Inc., Class A	152,400	2,493,264
McDonald’s Corp.	530,600	28,954,842
MGM MIRAGE*	60,100	140,033
Orient-Express Hotels Ltd., Class A	21,200	86,920
Panera Bread Co., Class A*	13,700	765,830
Penn National Gaming, Inc.*	34,400	830,760
Scientific Games Corp., Class A*	33,200	402,052
Starbucks Corp.*	375,600	4,172,916
Starwood Hotels & Resorts Worldwide, Inc.	96,300	1,223,010
Tim Hortons, Inc.	95,300	2,417,761
Wynn Resorts Ltd.*	29,400	587,118
Yum! Brands, Inc.	244,400	6,716,112

		57,023,559

Household Durables (0.1%)
Garmin Ltd.	62,000	1,315,020
Harman International Industries, Inc.	22,300	301,719
NVR, Inc.*	200	85,550
Pulte Homes, Inc.	25,400	277,622

		1,979,911

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	162,500	11,934,000
HSN, Inc.*	2,400	12,336
priceline.com, Inc.*	21,000	1,654,380
Ticketmaster Entertainment, Inc.*	2,400	$8,856

		13,609,572

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	26,600	666,862

Media (2.0%)
Central European Media Enterprises Ltd., Class A*	18,500	212,010
Clear Channel Outdoor Holdings, Inc., Class A*	16,200	59,454
Comcast Corp., Class A	422,400	5,761,536
CTC Media, Inc.*	27,100	123,576
DIRECTV Group, Inc.*	281,800	6,422,222
DISH Network Corp., Class A*	105,100	1,167,661
DreamWorks Animation SKG, Inc., Class A*	41,200	891,568
Interpublic Group of Cos., Inc.*	208,300	858,196
John Wiley & Sons, Inc., Class A	20,800	619,424
Lamar Advertising Co., Class A*	39,600	386,100
Liberty Global, Inc., Class A*	67,800	987,168
Liberty Media Corp., Entertainment Series, Class A*	266,500	5,316,675
McGraw-Hill Cos., Inc.	82,500	1,886,775
Morningstar, Inc.*	8,300	283,445
News Corp., Class A	477,900	3,163,698
Omnicom Group, Inc.	152,900	3,577,860
Sirius XM Radio, Inc.*	1,957,400	685,090
Time Warner Cable, Inc.	97,697	2,422,889
Time Warner, Inc.	68,300	1,318,189
Viacom, Inc., Class B*	271,000	4,709,980
Walt Disney Co.	114,000	2,070,240
Warner Music Group Corp.*	7,200	16,920

		42,940,676

Multiline Retail (1.1%)
Big Lots, Inc.*	41,900	870,682
Dollar Tree, Inc.*	46,500	2,071,575
Family Dollar Stores, Inc.	5,600	186,872
Kohl’s Corp.*	121,500	5,141,880
Nordstrom, Inc.	93,900	1,572,825
Target Corp.	376,900	12,961,591

		22,805,425

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	44,600	1,061,480
Advance Auto Parts, Inc.	49,200	2,021,136
American Eagle Outfitters, Inc.	62,400	763,776
AnnTaylor Stores Corp.*	11,100	57,720
AutoZone, Inc.*	20,000	3,252,400
Bed Bath & Beyond, Inc.*	109,900	2,720,025
Best Buy Co., Inc.	172,400	6,544,304
CarMax, Inc.*	112,700	1,401,988
Dick’s Sporting Goods, Inc.*	43,500	620,745
GameStop Corp., Class A*	84,200	2,359,284
Gap, Inc.	124,000	1,610,760
Guess?, Inc.	31,000	653,480
Limited Brands, Inc.	90,800	789,960
Lowe’s Cos., Inc.	37,600	686,200
O’Reilly Automotive, Inc.*	25,300	885,753
PetSmart, Inc.	65,700	1,377,072
Ross Stores, Inc.	68,800	2,468,544
Sherwin-Williams Co.	52,000	2,702,440
Staples, Inc.	307,900	5,576,069
Tiffany & Co.	65,000	1,401,400
TJX Cos., Inc.	219,100	5,617,724

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	58,500	$957,645
Williams-Sonoma, Inc.	7,300	73,584

		45,603,489

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.*	165,600	2,765,520
Hanesbrands, Inc.*	48,500	464,145
NIKE, Inc., Class B	182,600	8,562,114
Phillips-Van Heusen Corp.	23,100	523,908
Polo Ralph Lauren Corp.	28,900	1,221,025

		13,536,712

Total Consumer Discretionary		218,764,305

Consumer Staples (13.8%)
Beverages (3.7%)
Brown-Forman Corp., Class B	39,700	1,541,551
Central European Distribution Corp.*	21,000	225,960
Coca-Cola Co.	845,200	37,146,540
Hansen Natural Corp.*	37,400	1,346,400
PepsiCo, Inc.	769,400	39,608,712

		79,869,163

Food & Staples Retailing (4.4%)
Costco Wholesale Corp.	223,600	10,357,152
CVS Caremark Corp.	398,300	10,949,267
Kroger Co.	150,600	3,195,732
SYSCO Corp.	309,900	7,065,720
Walgreen Co.	472,300	12,260,908
Wal-Mart Stores, Inc.	934,400	48,682,240
Whole Foods Market, Inc.	72,200	1,212,960

		93,723,979

Food Products (0.5%)
Campbell Soup Co.	53,200	1,455,552
Dean Foods Co.*	54,500	985,360
General Mills, Inc.	14,700	733,236
H.J. Heinz Co.	90,200	2,982,012
Hershey Co.	40,000	1,390,000
JM Smucker Co.	12,100	450,967
Kellogg Co.	73,700	2,699,631
McCormick & Co., Inc. (Non-Voting)	21,700	641,669
Tyson Foods, Inc., Class A	16,800	157,752

		11,496,179

Household Products (2.4%)
Church & Dwight Co., Inc.	36,200	1,890,726
Clorox Co.	22,000	1,132,560
Colgate-Palmolive Co.	262,100	15,458,658
Energizer Holdings, Inc.*	29,700	1,475,793
Kimberly-Clark Corp.	88,700	4,089,957
Procter & Gamble Co.	577,200	27,180,348

		51,228,042

Personal Products (0.3%)
Alberto-Culver Co.	5,800	131,138
Avon Products, Inc.	220,100	4,232,523
Bare Escentuals, Inc.*	31,200	127,920
Estee Lauder Cos., Inc., Class A	50,500	1,244,825
Herbalife Ltd.	33,600	503,328
NBTY, Inc.*	13,500	190,080

		6,429,814

Tobacco (2.5%)
Altria Group, Inc.	808,400	12,950,568
Lorillard, Inc.	47,100	2,907,954
Philip Morris International, Inc.	1,088,600	38,732,388

		54,590,910

Total Consumer Staples		297,338,087

Energy (7.9%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	28,800	$477,792
Baker Hughes, Inc.	159,000	4,539,450
Cameron International Corp.*	111,700	2,449,581
Diamond Offshore Drilling, Inc.	35,600	2,237,816
Dresser-Rand Group, Inc.*	44,300	979,030
ENSCO International, Inc.	69,500	1,834,800
FMC Technologies, Inc.*	66,100	2,073,557
Global Industries Ltd.*	37,800	145,152
Halliburton Co.	450,100	6,963,047
Helix Energy Solutions Group, Inc.*	4,000	20,560
IHS, Inc., Class A*	22,300	918,314
Key Energy Services, Inc.*	10,700	30,816
Nabors Industries Ltd.*	20,400	203,796
National Oilwell Varco, Inc.*	214,300	6,152,553
Oceaneering International, Inc.*	28,400	1,047,108
Oil States International, Inc.*	16,800	225,456
Patterson-UTI Energy, Inc.	49,200	440,832
Pride International, Inc.*	62,000	1,114,760
Rowan Cos., Inc.	20,300	242,991
Schlumberger Ltd.	615,800	25,013,796
SEACOR Holdings, Inc.*	1,300	75,803
Smith International, Inc.	111,300	2,390,724
Superior Energy Services, Inc.*	41,600	536,224
TETRA Technologies, Inc.*	38,400	124,800
Tidewater, Inc.	1,400	51,982
Unit Corp.*	18,600	389,112

		60,679,852

Oil, Gas & Consumable Fuels (5.1%)
Alpha Natural Resources, Inc.*	36,200	642,550
Arch Coal, Inc.	74,300	993,391
Cabot Oil & Gas Corp.	24,100	568,037
Chesapeake Energy Corp.	125,200	2,135,912
CNX Gas Corp.*	14,200	336,682
Consol Energy, Inc.	94,300	2,380,132
Continental Resources, Inc.*	15,300	324,513
Denbury Resources, Inc.*	126,800	1,884,248
El Paso Corp.	77,500	484,375
Encore Acquisition Co.*	6,900	160,563
EOG Resources, Inc.	96,500	5,284,340
Exxon Mobil Corp.	475,100	32,354,310
Foundation Coal Holdings, Inc.	23,300	334,355
Frontier Oil Corp.	53,500	684,265
Frontline Ltd.	25,000	434,750
Hess Corp.	145,200	7,869,840
Holly Corp.	22,000	466,400
Mariner Energy, Inc.*	32,900	254,975
Massey Energy Co.	43,800	443,256
Murphy Oil Corp.	98,100	4,391,937
Noble Energy, Inc.	5,700	307,116
Occidental Petroleum Corp.	423,600	23,573,340
Patriot Coal Corp.*	39,800	147,658
Peabody Energy Corp.	140,100	3,508,104
Petrohawk Energy Corp.*	122,100	2,347,983
Plains Exploration & Production Co.*	50,500	870,115
Quicksilver Resources, Inc.*	56,100	310,794
Range Resources Corp.	79,700	3,280,452
SandRidge Energy, Inc.*	53,600	353,224
Southwestern Energy Co.*	176,500	5,240,285
St. Mary Land & Exploration Co.	13,000	171,990
Sunoco, Inc.	35,800	947,984
Tesoro Corp.	20,600	277,482
W&T Offshore, Inc.	15,500	95,325

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Walter Industries, Inc.	28,700	$656,369
Whiting Petroleum Corp.*	26,100	674,685
Williams Cos., Inc.	301,500	3,431,070
XTO Energy, Inc.	31,200	955,344

		109,578,151

Total Energy		170,258,003

Financials (3.3%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	21,100	880,081
BlackRock, Inc.	6,600	858,264
Charles Schwab Corp.	482,100	7,472,550
E*TRADE Financial Corp.*	41,600	53,248
Eaton Vance Corp.	52,900	1,208,765
Federated Investors, Inc., Class B	44,900	999,474
Franklin Resources, Inc.	42,400	2,284,088
GLG Partners, Inc.	25,200	71,568
Goldman Sachs Group, Inc.	24,300	2,576,286
Invesco Ltd.	25,100	347,886
Investment Technology Group, Inc.*	20,600	525,712
Janus Capital Group, Inc.	78,000	518,700
Lazard Ltd., Class A	39,000	1,146,600
MF Global Ltd.*	23,100	97,713
Morgan Stanley	31,900	726,363
Northern Trust Corp.	102,600	6,137,532
SEI Investments Co.	69,400	847,374
State Street Corp.	58,200	1,791,396
T. Rowe Price Group, Inc.	134,000	3,867,240
TD Ameritrade Holding Corp.*	125,300	1,730,393
Waddell & Reed Financial, Inc., Class A	44,600	805,922

		34,947,155

Consumer Finance (0.3%)
American Express Co.	435,700	5,938,591
SLM Corp.*	213,300	1,055,835

		6,994,426

Diversified Financial Services (0.5%)
CME Group, Inc.	24,500	6,036,555
IntercontinentalExchange, Inc.*	36,500	2,718,155
MSCI, Inc., Class A*	22,600	382,166
NASDAQ OMX Group, Inc.*	37,900	742,082
NYSE Euronext, Inc.	82,300	1,473,170

		11,352,128

Insurance (0.3%)
Aflac, Inc.	245,200	4,747,072
Axis Capital Holdings Ltd.	16,300	367,402
Brown & Brown, Inc.	14,200	268,522
Erie Indemnity Co., Class A	1,300	44,434
Prudential Financial, Inc.	38,400	730,368
Transatlantic Holdings, Inc.	3,400	121,278
W.R. Berkley Corp.	3,700	83,435

		6,362,511

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	14,301	78,370
Camden Property Trust (REIT)	17,300	373,334
Digital Realty Trust, Inc. (REIT)	26,600	882,588
Essex Property Trust, Inc. (REIT)	2,900	166,286
Federal Realty Investment Trust (REIT)	8,900	409,400
General Growth Properties, Inc. (REIT)	71,700	50,907
HCP, Inc. (REIT)	15,300	273,105
Health Care REIT, Inc. (REIT)	6,300	192,717
Kilroy Realty Corp. (REIT)	1,400	$24,066
Macerich Co. (REIT)	38,400	240,384
Nationwide Health Properties, Inc. (REIT)	4,800	106,512
Plum Creek Timber Co., Inc. (REIT)	28,800	837,216
Rayonier, Inc. (REIT)	5,000	151,100
Simon Property Group, Inc. (REIT)	116,541	4,036,980
Taubman Centers, Inc. (REIT)	27,200	463,488
Ventas, Inc. (REIT)	11,800	266,798

		8,553,251

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	38,700	155,961
Forest City Enterprises, Inc., Class A	38,200	137,520
St. Joe Co.*	40,000	669,600

		963,081

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	4,100	155,021
Freddie Mac	306,000	232,560
Hudson City Bancorp, Inc.	92,800	1,084,832
Tree.com, Inc.*	400	1,848

		1,474,261

Total Financials		70,646,813

Health Care (14.8%)
Biotechnology (2.6%)
Abraxis Bioscience, Inc.*	3,600	171,648
Amylin Pharmaceuticals, Inc.*	70,600	829,550
Biogen Idec, Inc.*	149,800	7,852,516
BioMarin Pharmaceutical, Inc.*	50,800	627,380
Celgene Corp.*	236,500	10,500,600
Cephalon, Inc.*	35,000	2,383,500
Genzyme Corp.*	138,000	8,195,820
Gilead Sciences, Inc.*	476,100	22,052,952
Vertex Pharmaceuticals, Inc.*	83,200	2,390,336

		55,004,302

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	323,800	16,585,036
Beckman Coulter, Inc.	26,200	1,336,462
Becton, Dickinson & Co.	126,000	8,472,240
Boston Scientific Corp.*	50,100	398,295
C.R. Bard, Inc.	51,300	4,089,636
DENTSPLY International, Inc.	76,800	2,062,080
Edwards Lifesciences Corp.*	28,300	1,715,829
Gen-Probe, Inc.*	27,900	1,271,682
Hill-Rom Holdings, Inc.	4,300	42,527
Hologic, Inc.*	65,900	862,631
Hospira, Inc.*	11,800	364,148
Idexx Laboratories, Inc.*	31,200	1,078,896
Intuitive Surgical, Inc.*	20,000	1,907,200
Inverness Medical Innovations, Inc.*	20,300	540,589
Kinetic Concepts, Inc.*	29,100	614,592
Medtronic, Inc.	579,500	17,077,865
ResMed, Inc.*	39,900	1,410,066
St. Jude Medical, Inc.*	175,300	6,368,649
Stryker Corp.	158,800	5,405,552
Varian Medical Systems, Inc.*	64,900	1,975,556
Zimmer Holdings, Inc.*	80,300	2,930,950

		76,510,481

Health Care Providers & Services (2.3%)
Aetna, Inc.	160,900	3,914,697
AmerisourceBergen Corp.	9,500	310,270
Cardinal Health, Inc.	137,700	4,334,796
CIGNA Corp.	20,100	353,559

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Community Health Systems, Inc.*	11,100	$170,274
Coventry Health Care, Inc.*	15,900	205,746
DaVita, Inc.*	45,000	1,977,750
Express Scripts, Inc.*	108,600	5,014,062
Health Management Associates, Inc., Class A*	83,000	214,140
Health Net, Inc.*	2,900	41,992
Henry Schein, Inc.*	43,300	1,732,433
Humana, Inc.*	49,600	1,293,568
Laboratory Corp. of America Holdings*	57,500	3,363,175
Lincare Holdings, Inc.*	34,400	749,920
McKesson Corp.	102,700	3,598,608
Medco Health Solutions, Inc.*	261,500	10,810,410
MEDNAX, Inc.*	20,800	612,976
Omnicare, Inc.	3,900	95,511
Patterson Cos., Inc.*	62,600	1,180,636
Quest Diagnostics, Inc.	67,000	3,181,160
Tenet Healthcare Corp.*	139,800	162,168
UnitedHealth Group, Inc.	234,000	4,897,620
VCA Antech, Inc.*	43,500	980,925
WellCare Health Plans, Inc.*	21,500	241,875
WellPoint, Inc.*	25,000	949,250

		50,387,521

Health Care Technology (0.1%)
Cerner Corp.*	34,900	1,534,553
HLTH Corp.*	14,900	154,215
IMS Health, Inc.	20,300	253,141

		1,941,909

Life Sciences Tools & Services (0.7%)
Charles River Laboratories International, Inc.*	15,900	432,639
Covance, Inc.*	32,500	1,157,975
Illumina, Inc.*	63,300	2,357,292
Life Technologies Corp.*	54,005	1,754,082
Millipore Corp.*	28,400	1,630,444
PerkinElmer, Inc.	27,300	348,621
Pharmaceutical Product Development, Inc.	55,100	1,306,972
Techne Corp.	20,000	1,094,200
Thermo Fisher Scientific, Inc.*	73,400	2,618,178
Waters Corp.*	51,700	1,910,315

		14,610,718

Pharmaceuticals (5.6%)
Abbott Laboratories, Inc.	796,400	37,988,280
Allergan, Inc.	157,500	7,522,200
Bristol-Myers Squibb Co.	932,600	20,442,592
Eli Lilly & Co.	49,000	1,637,090
Endo Pharmaceuticals Holdings, Inc.*	56,200	993,616
Forest Laboratories, Inc.*	13,700	300,852
Johnson & Johnson	382,500	20,119,500
Merck & Co., Inc.	316,800	8,474,400
Mylan, Inc.*	28,800	386,208
Perrigo Co.	40,200	998,166
Schering-Plough Corp.	836,700	19,704,285
Sepracor, Inc.*	55,500	813,630
Warner Chilcott Ltd., Class A*	47,300	497,596
Watson Pharmaceuticals, Inc.*	26,600	827,526

		120,705,941

Total Health Care		319,160,872

Industrials (11.8%)
Aerospace & Defense (3.1%)
Alliant Techsystems, Inc.*	7,400	495,652
BE Aerospace, Inc.*	47,500	$411,825
Boeing Co.	387,800	13,797,924
Goodrich Corp.	64,600	2,447,694
Honeywell International, Inc.	382,700	10,662,022
L-3 Communications Holdings, Inc.	49,200	3,335,760
Lockheed Martin Corp.	169,700	11,714,391
Northrop Grumman Corp.	45,100	1,968,164
Precision Castparts Corp.	71,900	4,306,810
Raytheon Co.	79,300	3,087,942
Rockwell Collins, Inc.	82,900	2,705,856
United Technologies Corp.	286,300	12,305,174

		67,239,214

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	88,000	4,013,680
Expeditors International of Washington, Inc.	110,000	3,111,900
United Parcel Service, Inc., Class B	353,000	17,374,660
UTi Worldwide, Inc.	46,300	553,285

		25,053,525

Airlines (0.0%)
AMR Corp.*	72,200	230,318
Copa Holdings S.A., Class A	11,300	323,971
Delta Air Lines, Inc.*	76,100	428,443

		982,732

Building Products (0.0%)
Lennox International, Inc.	24,100	637,686
USG Corp.*	19,000	144,590

		782,276

Commercial Services & Supplies (0.6%)
Brink’s Co.	20,900	553,014
Copart, Inc.*	32,600	966,916
Corrections Corp. of America*	57,100	731,451
Covanta Holding Corp.*	62,200	814,198
Iron Mountain, Inc.*	92,300	2,046,291
Pitney Bowes, Inc.	96,800	2,260,280
Republic Services, Inc.	74,000	1,269,100
Stericycle, Inc.*	44,500	2,123,985
Waste Management, Inc.	71,900	1,840,640

		12,605,875

Construction & Engineering (0.5%)
Aecom Technology Corp.*	46,800	1,220,544
Fluor Corp.	91,600	3,164,780
Jacobs Engineering Group, Inc.*	62,800	2,427,848
KBR, Inc.	71,000	980,510
Quanta Services, Inc.*	78,900	1,692,405
Shaw Group, Inc.*	42,700	1,170,407
URS Corp.*	7,800	315,198

		10,971,692

Electrical Equipment (1.1%)
AMETEK, Inc.	55,000	1,719,850
Cooper Industries Ltd., Class A	68,300	1,766,238
Emerson Electric Co.	402,900	11,514,882
First Solar, Inc.*	23,100	3,065,370
General Cable Corp.*	27,200	539,104
Hubbell, Inc., Class B	12,600	339,696
Rockwell Automation, Inc.	75,700	1,653,288
Roper Industries, Inc.	46,200	1,961,190
SunPower Corp., Class A*	42,400	1,008,272

		23,567,890

Industrial Conglomerates (1.0%)
3M Co.	363,500	18,073,220
Carlisle Cos., Inc.	3,400	66,742
McDermott International, Inc.*	116,800	1,563,952

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	128,600	$738,164

		20,442,078

Machinery (2.3%)
AGCO Corp.*	34,300	672,280
Bucyrus International, Inc.	38,500	584,430
Caterpillar, Inc.	317,400	8,874,504
Cummins, Inc.	104,800	2,667,160
Danaher Corp.	92,600	5,020,772
Deere & Co.	222,400	7,310,288
Donaldson Co., Inc.	40,200	1,078,968
Dover Corp.	85,500	2,255,490
Eaton Corp.	38,400	1,415,424
Flowserve Corp.	13,500	757,620
Graco, Inc.	31,200	532,584
Harsco Corp.	43,400	962,178
IDEX Corp.	37,700	824,499
Illinois Tool Works, Inc.	12,400	382,540
Ingersoll-Rand Co., Ltd., Class A	28,200	389,160
ITT Corp.	71,100	2,735,217
John Bean Technologies Corp.	14,200	148,532
Joy Global, Inc.	52,700	1,122,510
Kennametal, Inc.	8,300	134,543
Lincoln Electric Holdings, Inc.	15,000	475,350
Manitowoc Co., Inc.	66,900	218,763
Oshkosh Corp.	26,700	179,958
PACCAR, Inc.	188,400	4,853,184
Pall Corp.	63,200	1,291,176
Parker Hannifin Corp.	86,600	2,942,668
SPX Corp.	27,600	1,297,476
Timken Co.	2,100	29,316
Toro Co.	18,300	442,494
Valmont Industries, Inc.	9,800	492,058

		50,091,142

Marine (0.0%)
Kirby Corp.*	27,800	740,592

Professional Services (0.3%)
Corporate Executive Board Co.	17,500	253,750
Dun & Bradstreet Corp.	20,400	1,570,800
Equifax, Inc.	35,600	870,420
FTI Consulting, Inc.*	25,900	1,281,532
Manpower, Inc.	3,100	97,743
Monster Worldwide, Inc.*	61,600	502,040
Robert Half International, Inc.	73,700	1,314,071

		5,890,356

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	145,300	8,739,795
Con-way, Inc.	3,800	68,134
CSX Corp.	208,800	5,397,480
Hertz Global Holdings, Inc.*	9,100	35,763
J.B. Hunt Transport Services, Inc.	42,100	1,015,031
Kansas City Southern*	38,300	486,793
Landstar System, Inc.	27,200	910,384
Norfolk Southern Corp.	56,000	1,890,000
Ryder System, Inc.	9,700	274,607
Union Pacific Corp.	266,700	10,964,037

		29,782,024

Trading Companies & Distributors (0.3%)
Fastenal Co.	66,700	2,144,738
GATX Corp.	2,800	56,644
MSC Industrial Direct Co., Class A	22,800	708,396
W.W. Grainger, Inc.	39,500	2,772,110
WESCO International, Inc.*	15,900	$288,108

		5,969,996

Total Industrials		254,119,392

Information Technology (30.9%)
Communications Equipment (4.7%)
Brocade Communications Systems, Inc.*	27,300	94,185
Ciena Corp.*	44,800	348,544
Cisco Systems, Inc.*	3,048,300	51,119,991
CommScope, Inc.*	36,000	408,960
Corning, Inc.	812,600	10,783,202
EchoStar Corp., Class A*	1,500	22,245
F5 Networks, Inc.*	42,200	884,090
Harris Corp.	69,500	2,011,330
JDS Uniphase Corp.*	57,800	187,850
Juniper Networks, Inc.*	270,800	4,078,248
QUALCOMM, Inc.	835,300	32,501,523

		102,440,168

Computers & Peripherals (8.5%)
Apple, Inc.*	455,000	47,829,600
Dell, Inc.*	936,900	8,881,812
Diebold, Inc.	28,300	604,205
EMC Corp.*	744,500	8,487,300
Hewlett-Packard Co.	1,272,200	40,786,732
International Business Machines Corp.	708,900	68,685,321
NCR Corp.*	73,200	581,940
NetApp, Inc.*	177,200	2,629,648
SanDisk Corp.*	22,800	288,420
Seagate Technology	120,900	726,609
Teradata Corp.*	45,300	734,766
Western Digital Corp.*	114,200	2,208,628

		182,444,981

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	188,300	2,894,171
Amphenol Corp., Class A	90,500	2,578,345
Arrow Electronics, Inc.*	4,200	80,052
Avnet, Inc.*	34,000	595,340
AVX Corp.	2,000	18,160
Dolby Laboratories, Inc., Class A*	26,000	886,860
FLIR Systems, Inc.*	70,800	1,449,984
Itron, Inc.*	17,700	838,095
Jabil Circuit, Inc.	51,900	288,564
Mettler-Toledo International, Inc.*	18,000	923,940
Molex, Inc.	19,600	269,304
National Instruments Corp.	29,200	544,580
Tech Data Corp.*	3,600	78,408
Trimble Navigation Ltd.*	62,500	955,000

		12,400,803

Internet Software & Services (3.0%)
Akamai Technologies, Inc.*	86,800	1,683,920
eBay, Inc.*	572,600	7,191,856
Equinix, Inc.*	16,900	948,935
Google, Inc., Class A*	122,300	42,567,738
IAC/InterActiveCorp*	6,000	91,380
Sohu.com, Inc.*	14,600	603,126
VeriSign, Inc.*	100,500	1,896,435
WebMD Health Corp., Class A*	3,900	86,970
Yahoo!, Inc.*	711,100	9,109,191

		64,179,551

IT Services (2.9%)
Accenture Ltd., Class A	308,200	8,472,418

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Affiliated Computer Services, Inc., Class A*	12,900	$617,781
Alliance Data Systems Corp.*	34,700	1,282,165
Automatic Data Processing, Inc.	267,600	9,408,816
Broadridge Financial Solutions, Inc.	72,200	1,343,642
Cognizant Technology Solutions Corp., Class A*	149,000	3,097,710
DST Systems, Inc.*	17,100	592,002
Fidelity National Information Services, Inc.	22,800	414,960
Fiserv, Inc.*	84,600	3,084,516
Genpact Ltd.*	29,700	263,142
Global Payments, Inc.	41,000	1,369,810
Hewitt Associates, Inc., Class A*	50,200	1,493,952
Lender Processing Services, Inc.	11,500	352,015
Mastercard, Inc., Class A	37,600	6,297,248
Metavante Technologies, Inc.*	46,300	924,148
NeuStar, Inc., Class A*	40,000	670,000
Paychex, Inc.	167,000	4,286,890
SAIC, Inc.*	17,500	326,725
Total System Services, Inc.	84,300	1,164,183
Unisys Corp.*	101,200	53,636
Visa, Inc., Class A	231,100	12,849,160
Western Union Co.	381,700	4,797,969

		63,162,888

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	29,300	557,286

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	39,000	118,950
Altera Corp.	154,700	2,714,985
Analog Devices, Inc.	149,700	2,884,719
Applied Materials, Inc.	698,400	7,507,800
Atmel Corp.*	146,600	532,158
Broadcom Corp., Class A*	265,200	5,298,696
Cree, Inc.*	19,100	449,423
Cypress Semiconductor Corp.*	77,600	525,352
Integrated Device Technology, Inc.*	39,600	180,180
Intel Corp.	2,553,900	38,436,195
International Rectifier Corp.*	8,200	110,782
Intersil Corp., Class A	21,700	249,550
KLA-Tencor Corp.	82,100	1,642,000
Lam Research Corp.*	59,000	1,343,430
Linear Technology Corp.	114,500	2,631,210
LSI Corp.*	249,300	757,872
Marvell Technology Group Ltd.*	250,300	2,292,748
MEMC Electronic Materials, Inc.*	117,400	1,935,926
Microchip Technology, Inc.	95,400	2,021,526
Micron Technology, Inc.*	49,000	198,940
National Semiconductor Corp.	118,300	1,214,941
Novellus Systems, Inc.*	15,400	256,102
NVIDIA Corp.*	286,200	2,821,932
ON Semiconductor Corp.*	210,200	819,780
Rambus, Inc.*	53,700	508,002
Silicon Laboratories, Inc.*	23,800	628,320
Teradyne, Inc.*	55,400	242,652
Texas Instruments, Inc.	682,500	11,268,075
Varian Semiconductor Equipment Associates, Inc.*	38,200	827,412
Xilinx, Inc.	144,000	2,759,040

		93,178,698

Software (6.9%)
Activision Blizzard, Inc.*	306,200	3,202,852
Adobe Systems, Inc.*	274,500	5,871,555
Amdocs Ltd.*	42,800	$792,656
ANSYS, Inc.*	43,600	1,094,360
Autodesk, Inc.*	115,200	1,936,512
BMC Software, Inc.*	98,600	3,253,800
CA, Inc.	93,600	1,648,296
Citrix Systems, Inc.*	94,700	2,144,008
Compuware Corp.*	74,600	491,614
Electronic Arts, Inc.*	164,300	2,988,617
FactSet Research Systems, Inc.	22,000	1,099,780
Intuit, Inc.*	165,700	4,473,900
McAfee, Inc.*	70,100	2,348,350
Microsoft Corp.	4,142,900	76,105,073
Novell, Inc.*	81,700	348,042
Nuance Communications, Inc.*	101,100	1,097,946
Oracle Corp.*	2,009,700	36,315,279
Red Hat, Inc.*	98,300	1,753,672
Salesforce.com, Inc.*	54,300	1,777,239
VMware, Inc., Class A*	21,400	505,468

		149,249,019

Total Information Technology		667,613,394

Materials (4.1%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	108,700	6,114,375
Airgas, Inc.	42,700	1,443,687
Albemarle Corp.	47,200	1,027,544
Ashland, Inc.	2,900	29,957
Celanese Corp., Class A	64,300	859,691
CF Industries Holdings, Inc.	25,000	1,778,250
Ecolab, Inc.	90,000	3,125,700
FMC Corp.	14,900	642,786
Huntsman Corp.	9,000	28,170
International Flavors & Fragrances, Inc.	41,500	1,264,090
Intrepid Potash, Inc.*	10,000	184,500
Monsanto Co.	283,200	23,533,920
Mosaic Co.	80,200	3,366,796
Nalco Holding Co.	67,500	882,225
PPG Industries, Inc.	9,300	343,170
Praxair, Inc.	161,600	10,874,064
Rohm & Haas Co.	57,800	4,556,952
Scotts Miracle-Gro Co., Class A	17,600	610,720
Sigma-Aldrich Corp.	33,200	1,254,628
Terra Industries, Inc.	52,700	1,480,343
Valhi, Inc.	1,100	10,318

		63,411,886

Construction Materials (0.1%)
Eagle Materials, Inc.	20,000	485,000
Martin Marietta Materials, Inc.	19,800	1,570,140

		2,055,140

Containers & Packaging (0.1%)
AptarGroup, Inc.	6,500	202,410
Ball Corp.	7,600	329,840
Crown Holdings, Inc.*	82,800	1,882,044
Greif, Inc., Class A	17,200	572,588
Owens-Illinois, Inc.*	24,500	353,780
Packaging Corp. of America	12,300	160,146

		3,500,808

Metals & Mining (1.0%)
AK Steel Holding Corp.	57,700	410,824
Alcoa, Inc.	326,700	2,397,978
Allegheny Technologies, Inc.	52,200	1,144,746
Carpenter Technology Corp.	1,400	19,768
Century Aluminum Co.*	13,300	28,063

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cliffs Natural Resources, Inc.	58,500	$1,062,360
Newmont Mining Corp.	247,000	11,055,720
Nucor Corp.	34,800	1,328,316
Schnitzer Steel Industries, Inc., Class A	1,400	43,946
Southern Copper Corp.	113,500	1,977,170
Steel Dynamics, Inc.	22,700	199,987
Titanium Metals Corp.	8,100	44,307
United States Steel Corp.	57,500	1,214,975

		20,928,160

Total Materials		89,895,994

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.2%)
Embarq Corp.	38,300	1,449,655
Frontier Communications Corp.	37,000	265,660
Level 3 Communications, Inc.*	800,700	736,644
Qwest Communications International, Inc.	385,700	1,319,094
Windstream Corp.	114,900	926,094

		4,697,147

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	204,600	6,225,978
Clearwire Corp., Class A*	30,800	158,620
Crown Castle International Corp.*	30,100	614,341
Leap Wireless International, Inc.*	2,400	83,688
MetroPCS Communications, Inc.*	125,600	2,145,248
NII Holdings, Inc.*	86,300	1,294,500
SBA Communications Corp., Class A*	60,200	1,402,660
Telephone & Data Systems, Inc.	22,800	604,428
U.S. Cellular Corp.*	3,600	120,024

		12,649,487

Total Telecommunication Services		17,346,634

Utilities (1.8%)
Electric Utilities (0.9%)
Allegheny Energy, Inc.	86,700	2,008,839
DPL, Inc.	4,400	99,176
Entergy Corp.	70,100	4,773,109
Exelon Corp.	169,300	7,684,527
NV Energy, Inc.	31,700	297,663
PPL Corp.	192,500	5,526,675

		20,389,989

Gas Utilities (0.2%)
Energen Corp.	7,000	203,910
EQT Corp.	67,500	2,114,775
Questar Corp.	33,900	997,677

		3,316,362

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	346,600	2,013,746
Calpine Corp.*	182,600	1,243,506
Constellation Energy Group, Inc.	94,000	1,942,040
Mirant Corp.*	51,600	588,240
NRG Energy, Inc.*	45,800	806,080

		6,593,612

Multi-Utilities (0.4%)
CenterPoint Energy, Inc.	107,100	1,117,053
Public Service Enterprise Group, Inc.	262,400	7,732,928

		8,849,981

Total Utilities		39,149,944

Total Common Stocks (99.3%) (Cost $2,035,003,783)		2,144,293,438

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $47,103,921)	$47,103,921	$47,103,921

Total Investments (101.5%) (Cost/Amortized Cost $2,082,107,704)		2,191,397,359
Other Assets Less Liabilities (-1.5%)		(31,847,047)

Net Assets (100%)		$2,159,550,312

*	Non-income producing.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Depreciation
S&P 500 E-Mini Index	213	June-09	$8,754,180	$8,464,620	$(289,560)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$2,144,293,438	$47,103,921	$—	$2,191,397,359
Other Investments*	—	—	—	—

Total	$2,144,293,438	$47,103,921	$—	$2,191,397,359

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	289,560	—	—	289,560

Total	$289,560	$—	$—	$289,560

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,652,902,903
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$59,635,406

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,456,360
Aggregate gross unrealized depreciation	(26,402,700)

Net unrealized appreciation	$99,053,660

Federal income tax cost of investments	$2,092,343,699

The Portfolio has a net capital loss carryforward of $475,976,736 of which $44,749,118 expires in the year 2009, $258,581,589 expires in the year 2010, $103,882,638 expires in the year 2011, and $68,763,391 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.1%)
BorgWarner, Inc.	22,446	$455,654
Gentex Corp.	30,892	307,684
Goodyear Tire & Rubber Co.*	34,915	218,568
Johnson Controls, Inc.	20,327	243,924
WABCO Holdings, Inc.	13,555	166,862

		1,392,692

Automobiles (0.0%)
Harley-Davidson, Inc.	49,101	657,462
Thor Industries, Inc.	1,418	22,149

		679,611

Distributors (0.0%)
LKQ Corp.*	31,614	451,132

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	29,993	2,349,352
Brink’s Home Security Holdings, Inc.*	9,215	208,259
DeVry, Inc.	14,285	688,251
H&R Block, Inc.	77,180	1,403,904
Hillenbrand, Inc.	15,094	241,655
ITT Educational Services, Inc.*	9,258	1,124,106
Strayer Education, Inc.	3,303	594,111
Weight Watchers International, Inc.	7,511	139,329

		6,748,967

Hotels, Restaurants & Leisure (4.4%)
Boyd Gaming Corp.	500	1,865
Brinker International, Inc.	22,011	332,366
Burger King Holdings, Inc.	18,683	428,775
Carnival Corp.	19,642	424,267
Chipotle Mexican Grill, Inc., Class A*	7,753	514,644
Choice Hotels International, Inc.	2,048	52,879
Darden Restaurants, Inc.	33,235	1,138,631
International Game Technology	69,432	640,163
Interval Leisure Group, Inc.*	360	1,908
Las Vegas Sands Corp.*	30,432	91,600
Marriott International, Inc., Class A	70,260	1,149,454
McDonald’s Corp.	1,029,569	56,183,580
MGM MIRAGE*	23,022	53,641
Orient-Express Hotels Ltd., Class A	7,057	28,934
Panera Bread Co., Class A*	5,791	323,717
Penn National Gaming, Inc.*	15,427	372,562
Scientific Games Corp., Class A*	14,504	175,644
Starbucks Corp.*	171,840	1,909,143
Starwood Hotels & Resorts Worldwide, Inc.	43,941	558,051
Tim Hortons, Inc.	43,871	1,113,007
Wynn Resorts Ltd.*	13,233	264,263
Yum! Brands, Inc.	111,352	3,059,953

		68,819,047

Household Durables (0.1%)
Garmin Ltd.	28,301	600,264
Harman International Industries, Inc.	10,409	140,834
NVR, Inc.*	25	10,694
Pulte Homes, Inc.	9,550	104,381

		856,173

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	73,855	5,423,911
HSN, Inc.*	360	1,850
priceline.com, Inc.*	9,509	749,119
Ticketmaster Entertainment, Inc.*	360	$1,329

		6,176,209

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	11,148	279,480

Media (1.2%)
Central European Media Enterprises Ltd., Class A*	8,334	95,508
Clear Channel Outdoor Holdings, Inc., Class A*	179	657
Comcast Corp., Class A	192,742	2,629,001
CTC Media, Inc.*	9,423	42,969
DIRECTV Group, Inc.*	128,516	2,928,879
DISH Network Corp., Class A*	47,819	531,269
DreamWorks Animation SKG, Inc., Class A*	18,987	410,879
Interpublic Group of Cos., Inc.*	96,006	395,545
John Wiley & Sons, Inc., Class A	9,388	279,575
Lamar Advertising Co., Class A*	18,764	182,949
Liberty Global, Inc., Class A*	31,248	454,971
Liberty Media Corp., Entertainment Series, Class A*	121,697	2,427,855
McGraw-Hill Cos., Inc.	38,193	873,474
Morningstar, Inc.*	3,922	133,936
News Corp., Class A	219,374	1,452,256
Omnicom Group, Inc.	70,002	1,638,047
Sirius XM Radio, Inc.*	875,453	306,408
Time Warner Cable, Inc.	40,976	1,016,212
Time Warner, Inc.	31,706	611,919
Viacom, Inc., Class B*	123,831	2,152,183
Walt Disney Co.	52,747	957,885
Warner Music Group Corp.*	1,300	3,055

		19,525,432

Multiline Retail (0.7%)
Big Lots, Inc.*	17,802	369,926
Dollar Tree, Inc.*	21,502	957,914
Family Dollar Stores, Inc.	2,164	72,213
Kohl’s Corp.*	55,491	2,348,379
Nordstrom, Inc.	42,575	713,131
Target Corp.	171,187	5,887,121

		10,348,684

Specialty Retail (1.3%)
Abercrombie & Fitch Co., Class A	19,130	455,294
Advance Auto Parts, Inc.	22,323	917,029
American Eagle Outfitters, Inc.	26,234	321,104
AnnTaylor Stores Corp.*	718	3,734
AutoZone, Inc.*	8,319	1,352,836
Bed Bath & Beyond, Inc.*	50,546	1,251,014
Best Buy Co., Inc.	78,614	2,984,188
CarMax, Inc.*	51,184	636,729
Dick’s Sporting Goods, Inc.*	19,590	279,549
GameStop Corp., Class A*	38,932	1,090,875
Gap, Inc.	56,304	731,389
Guess?, Inc.	13,729	289,407
Limited Brands, Inc.	38,353	333,671
Lowe’s Cos., Inc.	15,745	287,346
O’Reilly Automotive, Inc.*	10,727	375,552
PetSmart, Inc.	29,820	625,027
Ross Stores, Inc.	31,743	1,138,939
Sherwin-Williams Co.	23,925	1,243,382
Staples, Inc.	140,493	2,544,328
Tiffany & Co.	29,524	636,537
TJX Cos., Inc.	100,050	2,565,282

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	26,578	$435,082
Williams-Sonoma, Inc.	4,468	45,037

		20,543,331

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	76,120	1,271,204
Hanesbrands, Inc.*	19,664	188,185
NIKE, Inc., Class B	83,094	3,896,278
Phillips-Van Heusen Corp.	9,362	212,330
Polo Ralph Lauren Corp.	13,117	554,193

		6,122,190

Total Consumer Discretionary		141,942,948

Consumer Staples (11.3%)
Beverages (2.3%)
Brown-Forman Corp., Class B	18,019	699,678
Central European Distribution Corp.*	8,162	87,823
Coca-Cola Co.	383,129	16,838,520
Hansen Natural Corp.*	17,037	613,332
PepsiCo, Inc.	348,761	17,954,216

		36,193,569

Food & Staples Retailing (5.4%)
Costco Wholesale Corp.	101,661	4,708,938
CVS Caremark Corp.	861,724	23,688,793
Kroger Co.	69,165	1,467,681
SYSCO Corp.	141,224	3,219,907
Walgreen Co.	214,580	5,570,497
Wal-Mart Stores, Inc.	904,514	47,125,179
Whole Foods Market, Inc.	32,883	552,434

		86,333,429

Food Products (0.3%)
Campbell Soup Co.	24,081	658,856
Dean Foods Co.*	24,755	447,570
General Mills, Inc.	6,581	328,260
H.J. Heinz Co.	41,421	1,369,378
Hershey Co.	17,350	602,913
JM Smucker Co.	5,287	197,047
Kellogg Co.	33,917	1,242,380
McCormick & Co., Inc. (Non-Voting)	9,711	287,154
Tyson Foods, Inc., Class A	6,261	58,791

		5,192,349

Household Products (1.5%)
Church & Dwight Co., Inc.	16,760	875,375
Clorox Co.	9,993	514,440
Colgate-Palmolive Co.	118,950	7,015,671
Energizer Holdings, Inc.*	13,459	668,778
Kimberly-Clark Corp.	40,598	1,871,974
Procter & Gamble Co.	261,706	12,323,735

		23,269,973

Personal Products (0.2%)
Alberto-Culver Co.	2,120	47,933
Avon Products, Inc.	100,731	1,937,057
Bare Escentuals, Inc.*	10,897	44,678
Estee Lauder Cos., Inc., Class A	23,006	567,098
Herbalife Ltd.	14,622	219,038
Mead Johnson Nutrition Co., Class A*	4,800	138,576
NBTY, Inc.*	4,715	66,387

		3,020,767

Tobacco (1.6%)
Altria Group, Inc.	367,235	5,883,105
Lorillard, Inc.	21,619	1,334,757
Philip Morris International, Inc.	493,415	17,555,705

		24,773,567

Total Consumer Staples		178,783,654

Energy (7.3%)
Energy Equipment & Services (3.6%)
Atwood Oceanics, Inc.*	12,576	$208,636
Baker Hughes, Inc.	72,550	2,071,303
Cameron International Corp.*	51,398	1,127,158
Diamond Offshore Drilling, Inc.	16,323	1,026,064
Dresser-Rand Group, Inc.*	20,052	443,149
ENSCO International, Inc.	32,159	848,998
FMC Technologies, Inc.*	30,547	958,259
Global Industries Ltd.*	13,560	52,070
Halliburton Co.	204,973	3,170,932
Helix Energy Solutions Group, Inc.*	1,489	7,653
IHS, Inc., Class A*	10,277	423,207
Key Energy Services, Inc.*	8,599	24,765
Nabors Industries Ltd.*	7,730	77,223
National Oilwell Varco, Inc.*	97,625	2,802,814
Oceaneering International, Inc.*	12,181	449,113
Oil States International, Inc.*	6,666	89,458
Patterson-UTI Energy, Inc.	21,510	192,730
Pride International, Inc.*	28,244	507,827
Rowan Cos., Inc.	8,484	101,553
Schlumberger Ltd.	279,232	11,342,404
SEACOR Holdings, Inc.*	352	20,525
Smith International, Inc.	51,232	1,100,463
Superior Energy Services, Inc.*	18,612	239,909
TETRA Technologies, Inc.*	13,652	44,369
Tidewater, Inc.	172	6,386
Transocean Ltd.*	509,003	29,949,737
Unit Corp.*	7,980	166,942

		57,453,647

Oil, Gas & Consumable Fuels (3.7%)
Alpha Natural Resources, Inc.*	15,241	270,528
Arch Coal, Inc.	33,687	450,395
Cabot Oil & Gas Corp.	10,819	255,004
Chesapeake Energy Corp.	57,735	984,959
CNX Gas Corp.*	6,780	160,754
Consol Energy, Inc.	43,421	1,095,946
Continental Resources, Inc.*	7,242	153,603
Denbury Resources, Inc.*	58,700	872,282
El Paso Corp.	34,237	213,981
Encore Acquisition Co.*	2,199	51,171
EOG Resources, Inc.	43,985	2,408,619
Exxon Mobil Corp.	215,395	14,668,399
Foundation Coal Holdings, Inc.	10,014	143,701
Frontier Oil Corp.	24,039	307,459
Frontline Ltd.	10,862	188,890
Hess Corp.	66,088	3,581,970
Holly Corp.	9,691	205,449
Mariner Energy, Inc.*	15,120	117,180
Massey Energy Co.	19,168	193,980
Murphy Oil Corp.	44,836	2,007,308
Noble Energy, Inc.	2,410	129,851
Occidental Petroleum Corp.	192,113	10,691,088
Patriot Coal Corp.*	14,609	54,199
Peabody Energy Corp.	64,198	1,607,518
Petrohawk Energy Corp.*	56,224	1,081,187
Petroleo Brasileiro S.A. (ADR)	297,159	9,054,435
Plains Exploration & Production Co.*	22,775	392,413
Quicksilver Resources, Inc.*	21,874	121,182
Range Resources Corp.	36,512	1,502,834
SandRidge Energy, Inc.*	25,225	166,233
Southwestern Energy Co.*	80,528	2,390,876
St. Mary Land & Exploration Co.	4,359	57,670
Sunoco, Inc.	16,169	428,155

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tesoro Corp.	9,553	$128,679
W&T Offshore, Inc.	4,752	29,225
Walter Industries, Inc.	12,999	297,287
Whiting Petroleum Corp.*	10,975	283,704
Williams Cos., Inc.	138,183	1,572,522
XTO Energy, Inc.	14,134	432,783

		58,753,419

Total Energy		116,207,066

Financials (4.5%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	8,954	373,471
BlackRock, Inc.	3,137	407,935
Charles Schwab Corp.	219,597	3,403,753
E*TRADE Financial Corp.*	23,934	30,636
Eaton Vance Corp.	23,990	548,172
Federated Investors, Inc., Class B	19,192	427,214
Franklin Resources, Inc.	19,543	1,052,781
GLG Partners, Inc.	6,531	18,548
Goldman Sachs Group, Inc.	238,158	25,249,511
Invesco Ltd.	12,148	168,371
Investment Technology Group, Inc.*	9,036	230,599
Janus Capital Group, Inc.	34,026	226,273
Lazard Ltd., Class A	17,754	521,968
MF Global Ltd.*	7,549	31,932
Morgan Stanley	13,306	302,978
Northern Trust Corp.	46,775	2,798,081
SEI Investments Co.	31,210	381,074
State Street Corp.	26,991	830,783
T. Rowe Price Group, Inc.	61,407	1,772,206
TD Ameritrade Holding Corp.*	58,198	803,714
Waddell & Reed Financial, Inc., Class A	19,981	361,057

		39,941,057

Consumer Finance (0.2%)
American Express Co.	198,799	2,709,630
SLM Corp.*	96,648	478,408

		3,188,038

Diversified Financial Services (1.3%)
CME Group, Inc.	11,147	2,746,509
IntercontinentalExchange, Inc.*	16,704	1,243,947
JPMorgan Chase & Co.	551,144	14,649,407
MSCI, Inc., Class A*	8,892	150,364
NASDAQ OMX Group, Inc.*	17,515	342,944
NYSE Euronext, Inc.	35,709	639,191

		19,772,362

Insurance (0.2%)
Aflac, Inc.	112,038	2,169,056
Axis Capital Holdings Ltd.	7,044	158,772
Brown & Brown, Inc.	7,070	133,694
Erie Indemnity Co., Class A	207	7,075
Prudential Financial, Inc.	16,164	307,439
Transatlantic Holdings, Inc.	1,164	41,520
W.R. Berkley Corp.	1,140	25,707

		2,843,263

Real Estate Investment Trusts (REITs) (0.3%)
Apartment Investment & Management Co. (REIT), Class A	8,484	46,492
Camden Property Trust (REIT)	7,481	161,440
Digital Realty Trust, Inc. (REIT)	12,272	407,185
Essex Property Trust, Inc. (REIT)	984	56,423
Federal Realty Investment Trust (REIT)	3,851	177,146
General Growth Properties, Inc. (REIT)	45,473	$32,286
HCP, Inc. (REIT)	7,300	130,305
Health Care REIT, Inc. (REIT)	2,263	69,225
Kilroy Realty Corp. (REIT)	1,052	18,084
Macerich Co. (REIT)	14,921	93,405
Nationwide Health Properties, Inc. (REIT)	1,592	35,326
Plum Creek Timber Co., Inc. (REIT)	12,922	375,643
Rayonier, Inc. (REIT)	1,800	54,396
Simon Property Group, Inc. (REIT)	53,045	1,837,479
Taubman Centers, Inc. (REIT)	11,901	202,793
Ventas, Inc. (REIT)	5,640	127,520

		3,825,148

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	21,552	86,855
Forest City Enterprises, Inc., Class A	13,030	46,908
St. Joe Co.*	16,641	278,570

		412,333

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	1,286	48,624
Freddie Mac	106,700	81,092
Hudson City Bancorp, Inc.	39,864	466,010
Tree.com, Inc.*	60	277

		596,003

Total Financials		70,578,204

Health Care (11.5%)
Biotechnology (2.4%)
Abraxis Bioscience, Inc.*	1,485	70,805
Amylin Pharmaceuticals, Inc.*	30,019	352,723
Biogen Idec, Inc.*	68,213	3,575,726
BioMarin Pharmaceutical, Inc.*	22,571	278,752
Celgene Corp.*	107,546	4,775,043
Cephalon, Inc.*	16,133	1,098,657
Genzyme Corp.*	62,767	3,727,732
Gilead Sciences, Inc.*	496,944	23,018,446
Vertex Pharmaceuticals, Inc.*	38,395	1,103,088

		38,000,972

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	147,031	7,530,928
Beckman Coulter, Inc.	11,915	607,784
Becton, Dickinson & Co.	57,353	3,856,416
Boston Scientific Corp.*	20,002	159,016
C.R. Bard, Inc.	23,498	1,873,261
DENTSPLY International, Inc.	35,547	954,437
Edwards Lifesciences Corp.*	12,851	779,156
Gen-Probe, Inc.*	12,033	548,464
Hill-Rom Holdings, Inc.	3,237	32,014
Hologic, Inc.*	29,683	388,550
Hospira, Inc.*	5,291	163,280
Idexx Laboratories, Inc.*	14,134	488,754
Intuitive Surgical, Inc.*	9,199	877,217
Inverness Medical Innovations, Inc.*	8,985	239,271
Kinetic Concepts, Inc.*	12,871	271,835
Medtronic, Inc.	263,153	7,755,119
ResMed, Inc.*	18,173	642,234
St. Jude Medical, Inc.*	79,938	2,904,147
Stryker Corp.	72,419	2,465,143
Varian Medical Systems, Inc.*	29,417	895,453

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Holdings, Inc.*	36,877	$1,346,010

		34,778,489

Health Care Providers & Services (1.4%)
Aetna, Inc.	68,181	1,658,844
AmerisourceBergen Corp.	4,470	145,990
Cardinal Health, Inc.	62,951	1,981,698
CIGNA Corp.	7,922	139,348
Community Health Systems, Inc.*	3,913	60,025
Coventry Health Care, Inc.*	5,588	72,309
DaVita, Inc.*	20,395	896,360
Express Scripts, Inc.*	49,602	2,290,124
Health Management Associates, Inc., Class A*	27,696	71,456
Health Net, Inc.*	1,265	18,317
Henry Schein, Inc.*	19,633	785,516
Humana, Inc.*	22,626	590,086
Laboratory Corp. of America Holdings*	26,369	1,542,323
Lincare Holdings, Inc.*	15,405	335,829
McKesson Corp.	47,105	1,650,559
Medco Health Solutions, Inc.*	118,928	4,916,484
MEDNAX, Inc.*	9,360	275,839
Omnicare, Inc.	1,240	30,368
Patterson Cos., Inc.*	28,425	536,096
Quest Diagnostics, Inc.	30,732	1,459,155
Tenet Healthcare Corp.*	43,618	50,597
UnitedHealth Group, Inc.	106,847	2,236,308
VCA Antech, Inc.*	19,653	443,175
WellCare Health Plans, Inc.*	7,868	88,515
WellPoint, Inc.*	10,657	404,646

		22,679,967

Health Care Technology (0.1%)
Cerner Corp.*	15,199	668,300
HLTH Corp.*	5,232	54,151
IMS Health, Inc.	8,426	105,072

		827,523

Life Sciences Tools & Services (0.4%)
Charles River Laboratories International, Inc.*	6,911	188,048
Covance, Inc.*	14,739	525,151
Illumina, Inc.*	29,209	1,087,743
Life Technologies Corp.*	24,529	796,702
Millipore Corp.*	13,241	760,166
PerkinElmer, Inc.	13,163	168,091
Pharmaceutical Product Development, Inc.	25,110	595,609
Techne Corp.	9,091	497,369
Thermo Fisher Scientific, Inc.*	33,807	1,205,896
Waters Corp.*	23,432	865,812

		6,690,587

Pharmaceuticals (5.0%)
Abbott Laboratories, Inc.	480,674	22,928,150
Allergan, Inc.	71,698	3,424,296
Bristol-Myers Squibb Co.	423,314	9,279,043
Eli Lilly & Co.	22,185	741,201
Endo Pharmaceuticals Holdings, Inc.*	25,496	450,769
Forest Laboratories, Inc.*	5,850	128,466
Johnson & Johnson	173,522	9,127,257
Merck & Co., Inc.	144,150	3,856,013
Mylan, Inc.*	11,437	153,370
Perrigo Co.	17,118	425,040
Roche Holding AG (ADR)	174,825	6,013,980
Schering-Plough Corp.	889,014	20,936,280
Sepracor, Inc.*	25,635	375,809
Warner Chilcott Ltd., Class A*	20,708	$217,848
Watson Pharmaceuticals, Inc.*	11,899	370,178

		78,427,700

Total Health Care		181,405,238

Industrials (10.4%)
Aerospace & Defense (3.8%)
Alliant Techsystems, Inc.*	3,277	219,493
BE Aerospace, Inc.*	20,314	176,122
Boeing Co.	176,125	6,266,528
General Dynamics Corp.	331,564	13,789,747
Goodrich Corp.	29,716	1,125,939
Honeywell International, Inc.	173,958	4,846,470
L-3 Communications Holdings, Inc.	22,501	1,525,568
Lockheed Martin Corp.	299,073	20,645,009
Northrop Grumman Corp.	20,841	909,501
Precision Castparts Corp.	32,895	1,970,411
Raytheon Co.	34,011	1,324,388
Rockwell Collins, Inc.	38,154	1,245,347
United Technologies Corp.	130,061	5,590,022

		59,634,545

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	40,258	1,836,167
Expeditors International of Washington, Inc.	50,500	1,428,645
United Parcel Service, Inc., Class B	160,213	7,885,684
UTi Worldwide, Inc.	20,816	248,751

		11,399,247

Airlines (0.0%)
AMR Corp.*	31,585	100,756
Copa Holdings S.A., Class A	4,250	121,848
Delta Air Lines, Inc.*	33,141	186,584

		409,188

Building Products (0.0%)
Lennox International, Inc.	9,969	263,780
USG Corp.*	6,870	52,280

		316,060

Commercial Services & Supplies (0.3%)
Brink’s Co.	9,215	243,829
Copart, Inc.*	14,757	437,693
Corrections Corp. of America*	24,035	307,888
Covanta Holding Corp.*	26,462	346,387
Iron Mountain, Inc.*	42,680	946,216
Pitney Bowes, Inc.	44,686	1,043,418
Republic Services, Inc.	33,779	579,310
Stericycle, Inc.*	20,552	980,947
Waste Management, Inc.	33,343	853,581

		5,739,269

Construction & Engineering (0.3%)
Aecom Technology Corp.*	22,808	594,833
Fluor Corp.	41,975	1,450,236
Jacobs Engineering Group, Inc.*	28,977	1,120,251
KBR, Inc.	32,172	444,295
Quanta Services, Inc.*	35,803	767,974
Shaw Group, Inc.*	19,519	535,016
URS Corp.*	3,283	132,666

		5,045,271

Electrical Equipment (0.7%)
AMETEK, Inc.	25,546	798,824
Cooper Industries Ltd., Class A	31,718	820,228
Emerson Electric Co.	183,166	5,234,884
First Solar, Inc.*	10,562	1,401,577
General Cable Corp.*	11,905	235,957
Hubbell, Inc., Class B	4,871	131,322

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	33,055	$721,921
Roper Industries, Inc.	21,372	907,241
SunPower Corp., Class A*	19,133	454,983

		10,706,937

Industrial Conglomerates (0.6%)
3M Co.	165,017	8,204,645
Carlisle Cos., Inc.	923	18,119
McDermott International, Inc.*	50,961	682,368
Textron, Inc.	54,596	313,381

		9,218,513

Machinery (1.4%)
AGCO Corp.*	14,362	281,495
Bucyrus International, Inc.	17,092	259,457
Caterpillar, Inc.	144,397	4,037,340
Cummins, Inc.	48,253	1,228,039
Danaher Corp.	42,257	2,291,175
Deere & Co.	101,297	3,329,632
Donaldson Co., Inc.	18,218	488,971
Dover Corp.	39,443	1,040,506
Eaton Corp.	17,873	658,799
Flowserve Corp.	5,702	319,996
Graco, Inc.	13,860	236,590
Harsco Corp.	18,539	411,010
IDEX Corp.	16,953	370,762
Illinois Tool Works, Inc.	4,852	149,684
Ingersoll-Rand Co., Ltd., Class A	11,360	156,768
ITT Corp.	32,706	1,258,200
John Bean Technologies Corp.	4,594	48,053
Joy Global, Inc.	24,047	512,201
Kennametal, Inc.	2,951	47,836
Lincoln Electric Holdings, Inc.	6,567	208,108
Manitowoc Co., Inc.	27,968	91,455
Oshkosh Corp.	9,942	67,009
PACCAR, Inc.	86,042	2,216,442
Pall Corp.	28,720	586,750
Parker Hannifin Corp.	39,804	1,352,540
SPX Corp.	11,914	560,077
Toro Co.	8,036	194,311
Valmont Industries, Inc.	4,316	216,706

		22,619,912

Marine (0.0%)
Kirby Corp.*	11,730	312,487

Professional Services (0.2%)
Corporate Executive Board Co.	7,081	102,675
Dun & Bradstreet Corp.	9,520	733,040
Equifax, Inc.	15,970	390,466
FTI Consulting, Inc.*	11,764	582,083
Manpower, Inc.	916	28,881
Monster Worldwide, Inc.*	27,058	220,523
Robert Half International, Inc.	33,641	599,819

		2,657,487

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	66,140	3,978,321
Con-way, Inc.	996	17,858
CSX Corp.	95,330	2,464,281
Hertz Global Holdings, Inc.*	8,327	32,725
J.B. Hunt Transport Services, Inc.	18,022	434,510
Kansas City Southern*	17,119	217,583
Landstar System, Inc.	11,598	388,185
Norfolk Southern Corp.	25,944	875,610
Ryder System, Inc.	4,319	122,271
Union Pacific Corp.	635,808	$26,138,067

		34,669,411

Trading Companies & Distributors (0.2%)
Fastenal Co.	30,758	989,023
GATX Corp.	326	6,595
MSC Industrial Direct Co., Class A	9,549	296,687
W.W. Grainger, Inc.	18,132	1,272,504
WESCO International, Inc.*	6,514	118,034

		2,682,843

Total Industrials		165,411,170

Information Technology (27.9%)
Communications Equipment (4.2%)
Brocade Communications Systems, Inc.*	7,704	26,579
Ciena Corp.*	21,760	169,293
Cisco Systems, Inc.*	1,381,557	23,168,711
CommScope, Inc.*	14,162	160,880
Corning, Inc.	369,462	4,902,760
EchoStar Corp., Class A*	1,241	18,404
F5 Networks, Inc.*	17,925	375,529
Harris Corp.	31,469	910,713
JDS Uniphase Corp.*	20,880	67,860
Juniper Networks, Inc.*	123,930	1,866,386
QUALCOMM, Inc.	903,023	35,136,625

		66,803,740

Computers & Peripherals (7.7%)
Apple, Inc.*	411,643	43,271,912
Dell, Inc.*	426,188	4,040,262
Diebold, Inc.	11,837	252,720
EMC Corp.*	338,879	3,863,221
Hewlett-Packard Co.	576,751	18,490,637
International Business Machines Corp.	498,947	48,342,975
NCR Corp.*	33,078	262,970
NetApp, Inc.*	81,608	1,211,063
SanDisk Corp.*	9,188	116,228
Seagate Technology	53,722	322,869
Teradata Corp.*	20,390	330,726
Western Digital Corp.*	52,736	1,019,914

		121,525,497

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	80,816	1,242,142
Amphenol Corp., Class A	41,615	1,185,611
Arrow Electronics, Inc.*	1,180	22,491
Avnet, Inc.*	15,154	265,347
AVX Corp.	300	2,724
Dolby Laboratories, Inc., Class A*	11,103	378,723
FLIR Systems, Inc.*	30,767	630,108
Itron, Inc.*	8,103	383,677
Jabil Circuit, Inc.	20,363	113,218
Mettler-Toledo International, Inc.*	7,605	390,365
Molex, Inc.	8,015	110,126
National Instruments Corp.	12,871	240,044
Tech Data Corp.*	980	21,344
Trimble Navigation Ltd.*	26,741	408,603

		5,394,523

Internet Software & Services (3.2%)
Akamai Technologies, Inc.*	39,373	763,836
eBay, Inc.*	260,853	3,276,314
Equinix, Inc.*	7,755	435,443
Google, Inc., Class A*	115,050	40,044,303
IAC/InterActiveCorp*	1,824	27,779
Sohu.com, Inc.*	6,063	250,463

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	45,579	$860,076
WebMD Health Corp., Class A*	1,227	27,362
Yahoo!, Inc.*	323,488	4,143,881

		49,829,457

IT Services (5.5%)
Accenture Ltd., Class A	140,214	3,854,483
Affiliated Computer Services, Inc., Class A*	5,358	256,595
Alliance Data Systems Corp.*	15,768	582,627
Automatic Data Processing, Inc.	121,700	4,278,972
Broadridge Financial Solutions, Inc.	32,806	610,520
Cognizant Technology Solutions Corp., Class A*	68,425	1,422,556
DST Systems, Inc.*	7,922	274,260
Fidelity National Information Services, Inc.	9,840	179,088
Fiserv, Inc.*	38,868	1,417,127
Genpact Ltd.*	12,091	107,126
Global Payments, Inc.	18,632	622,495
Hewitt Associates, Inc., Class A*	22,826	679,302
Lender Processing Services, Inc.	5,524	169,090
Mastercard, Inc., Class A	178,483	29,892,333
Metavante Technologies, Inc.*	20,901	417,184
NeuStar, Inc., Class A*	16,738	280,361
Paychex, Inc.	76,476	1,963,139
SAIC, Inc.*	7,330	136,851
Total System Services, Inc.	38,384	530,083
Unisys Corp.*	11,340	6,010
Visa, Inc., Class A	674,019	37,475,456
Western Union Co.	174,546	2,194,043

		87,349,701

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	13,024	247,717

Semiconductors & Semiconductor Equipment (2.7%)
Advanced Micro Devices, Inc.*	13,290	40,535
Altera Corp.	71,182	1,249,244
Analog Devices, Inc.	68,790	1,325,583
Applied Materials, Inc.	318,061	3,419,156
Atmel Corp.*	64,938	235,725
Broadcom Corp., Class A*	121,111	2,419,798
Cree, Inc.*	8,307	195,464
Cypress Semiconductor Corp.*	33,883	229,388
Integrated Device Technology, Inc.*	15,143	68,901
Intel Corp.	1,157,744	17,424,047
International Rectifier Corp.*	2,744	37,071
Intersil Corp., Class A	8,964	103,086
KLA-Tencor Corp.	37,288	745,760
Lam Research Corp.*	25,579	582,434
Linear Technology Corp.	52,680	1,210,586
LSI Corp.*	111,865	340,070
Marvell Technology Group Ltd.*	115,438	1,057,412
MEMC Electronic Materials, Inc.*	54,322	895,770
Microchip Technology, Inc.	44,169	935,941
Micron Technology, Inc.*	18,171	73,774
National Semiconductor Corp.	51,081	524,602
Novellus Systems, Inc.*	6,678	111,055
NVIDIA Corp.*	131,640	1,297,970
ON Semiconductor Corp.*	89,691	349,795
Rambus, Inc.*	23,878	225,886
Silicon Laboratories, Inc.*	10,026	264,686
Teradyne, Inc.*	22,345	97,871
Texas Instruments, Inc.	310,298	5,123,020
Varian Semiconductor Equipment Associates, Inc.*	16,124	$349,246
Xilinx, Inc.	66,286	1,270,040

		42,203,916

Software (4.3%)
Activision Blizzard, Inc.*	140,605	1,470,728
Adobe Systems, Inc.*	125,201	2,678,049
Amdocs Ltd.*	19,193	355,454
ANSYS, Inc.*	18,702	469,420
Autodesk, Inc.*	53,481	899,016
BMC Software, Inc.*	45,256	1,493,448
CA, Inc.	42,438	747,333
Citrix Systems, Inc.*	43,727	989,979
Compuware Corp.*	32,372	213,332
Electronic Arts, Inc.*	75,425	1,371,981
FactSet Research Systems, Inc.	9,452	472,506
Intuit, Inc.*	75,798	2,046,546
McAfee, Inc.*	32,317	1,082,620
Microsoft Corp.	1,877,063	34,481,647
Novell, Inc.*	32,181	137,091
Nuance Communications, Inc.*	45,853	497,964
Oracle Corp.*	911,148	16,464,444
Red Hat, Inc.*	44,579	795,289
Salesforce.com, Inc.*	25,161	823,520
VMware, Inc., Class A*	9,411	222,288

		67,712,655

Total Information Technology		441,067,206

Materials (6.0%)
Chemicals (4.9%)
Air Products & Chemicals, Inc.	49,581	2,788,931
Airgas, Inc.	18,570	627,852
Albemarle Corp.	20,185	439,427
Celanese Corp., Class A	27,168	363,236
CF Industries Holdings, Inc.	11,325	805,547
Ecolab, Inc.	41,370	1,436,780
FMC Corp.	6,660	287,312
Huntsman Corp.	7,203	22,545
International Flavors & Fragrances, Inc.	18,909	575,968
Intrepid Potash, Inc.*	3,317	61,199
Monsanto Co.	376,200	31,262,220
Mosaic Co.	36,677	1,539,701
Nalco Holding Co.	31,217	408,006
Potash Corp. of Saskatchewan, Inc.	209,407	16,922,180
PPG Industries, Inc.	4,446	164,057
Praxair, Inc.	249,861	16,813,147
Rohm & Haas Co.	26,413	2,082,401
Scotts Miracle-Gro Co., Class A	7,868	273,020
Sigma-Aldrich Corp.	15,126	571,612
Terra Industries, Inc.	23,847	669,862
Valhi, Inc.	200	1,876

		78,116,879

Construction Materials (0.1%)
Eagle Materials, Inc.	8,676	210,393
Martin Marietta Materials, Inc.	9,146	725,278

		935,671

Containers & Packaging (0.1%)
AptarGroup, Inc.	2,644	82,334
Ball Corp.	3,634	157,715
Crown Holdings, Inc.*	37,508	852,557
Greif, Inc., Class A	7,665	255,168
Owens-Illinois, Inc.*	11,622	167,822

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Packaging Corp. of America	4,620	$60,152

		1,575,748

Metals & Mining (0.9%)
AK Steel Holding Corp.	24,852	176,946
Alcoa, Inc.	176,807	1,297,763
Allegheny Technologies, Inc.	23,741	520,640
BHP Billiton plc (ADR)	117,371	4,642,023
Carpenter Technology Corp.	1,210	17,085
Century Aluminum Co.*	6,400	13,504
Cliffs Natural Resources, Inc.	26,235	476,428
Newmont Mining Corp.	112,252	5,024,400
Nucor Corp.	15,812	603,544
Southern Copper Corp.	52,498	914,515
Steel Dynamics, Inc.	7,416	65,335
Titanium Metals Corp.	184	1,007
United States Steel Corp.	26,154	552,634

		14,305,824

Total Materials		94,934,122

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.1%)
Embarq Corp.	16,621	629,105
Frontier Communications Corp.	15,122	108,576
Level 3 Communications, Inc.*	354,415	326,062
Qwest Communications International, Inc.	166,930	570,901
Windstream Corp.	49,007	394,996

		2,029,640

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A*	93,264	2,838,024
Clearwire Corp., Class A*	11,089	57,108
Crown Castle International Corp.*	12,578	256,717
Leap Wireless International, Inc.*	749	26,118
MetroPCS Communications, Inc.*	58,076	991,938
NII Holdings, Inc.*	37,374	560,610
SBA Communications Corp., Class A*	27,324	636,649
Telephone & Data Systems, Inc.	10,246	271,621
U.S. Cellular Corp.*	1,270	42,342

		5,681,127

Total Telecommunication Services		7,710,767

Utilities (1.1%)
Electric Utilities (0.6%)
Allegheny Energy, Inc.	40,132	929,859
DPL, Inc.	1,467	33,066
Entergy Corp.	31,980	2,177,518
Exelon Corp.	77,114	3,500,205
NV Energy, Inc.	14,931	140,202
PPL Corp.	87,834	2,521,714

		9,302,564

Gas Utilities (0.1%)
Energen Corp.	2,773	80,777
EQT Corp.	31,121	975,021
Questar Corp.	15,379	452,604

		1,508,402

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	157,209	913,384
Calpine Corp.*	83,027	565,414
Constellation Energy Group, Inc.	43,585	900,466
Mirant Corp.*	22,837	260,342
NRG Energy, Inc.*	33,829	$595,390

		3,234,996

Multi-Utilities (0.2%)
CenterPoint Energy, Inc.	51,506	537,208
Public Service Enterprise Group, Inc.	119,551	3,523,168

		4,060,376

Total Utilities		18,106,338

Total Common Stocks (89.5%) (Cost $1,508,522,859)		1,416,146,713

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.8%)
iShares Morningstar Large Core Index Fund	15,620	718,832
iShares Morningstar Large Growth Index Fund	1,208,530	49,598,071
iShares NYSE 100 Index Fund	14,800	626,336
iShares Russell 1000 Growth Index Fund	1,218,870	42,745,771
iShares Russell 1000 Index Fund	8,730	377,573
iShares S&P 100 Index Fund	24,840	937,213
iShares S&P 500 Growth Index Fund	1,003,970	42,026,184
iShares S&P 500 Index Fund	16,940	1,348,763

Total Investment Companies (8.8%) (Cost $165,504,020)		138,378,743

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.18%, 6/11/09 (p)	$2,555,000	2,554,082

Time Deposit (1.7%)
JPMorgan Chase Nassau
0.004%, 4/1/09	27,139,845	27,139,845

Total Short-Term Investments (1.9%) (Cost/Amortized Cost $29,694,341)		29,693,927

Total Investments (100.2%) (Cost/Amortized Cost $1,703,721,220)		1,584,219,383
Other Assets Less Liabilities (-0.2%)		(2,507,962)

Net Assets (100%)		$1,581,711,421

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
NASDAQ 100 E-Mini Index	185	June-09	$4,158,106	$4,578,750	$420,644
S&P 500 E-Mini Index	359	June-09	13,433,921	14,266,660	832,739
S&P MidCap 400 E-Mini Index	20	June-09	864,451	975,800	111,349

					$1,364,732

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,554,525,456	$29,693,927	$—	$1,584,219,383
Other Investments*	1,364,732	—	—	1,364,732

Total	$1,555,890,188	$29,693,927	$—	$1,585,584,115

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$258,295,234
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,228,999,641

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,704,053
Aggregate gross unrealized depreciation	(220,649,557)

Net unrealized depreciation	$(170,945,504)

Federal income tax cost of investments	$1,755,164,887

The Portfolio has a net capital loss carryforward of $702,967,145 of which $162,794,931 expires in the year 2009, $430,153,032 expires in the year 2010, $51,610,054 expires in the year 2011, and $58,409,128 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.2%)
Autoliv, Inc.	8,477	$157,418
BorgWarner, Inc.	1,600	32,480
Federal Mogul Corp.*	491	3,280
Goodyear Tire & Rubber Co.*	9,068	56,766
Johnson Controls, Inc.	56,647	679,764
TRW Automotive Holdings Corp.*	6,982	22,482

		952,190

Automobiles (0.2%)
Ford Motor Co.*	259,830	683,353
General Motors Corp.	60,646	117,653
Harley-Davidson, Inc.	2,091	27,999
Thor Industries, Inc.	3,391	52,967

		881,972

Distributors (0.1%)
Genuine Parts Co.	18,451	550,947

Diversified Consumer Services (0.1%)
Career Education Corp.*	10,373	248,537
Service Corp. International	28,000	97,720
Weight Watchers International, Inc.	100	1,855

		348,112

Hotels, Restaurants & Leisure (0.5%)
Boyd Gaming Corp.	6,080	22,678
Carnival Corp.	38,972	841,795
Choice Hotels International, Inc.	1,893	48,877
International Speedway Corp., Class A	3,487	76,923
Interval Leisure Group, Inc.*	5,389	28,562
McDonald’s Corp.	11,866	647,528
MGM MIRAGE*	200	466
Orient-Express Hotels Ltd., Class A	100	410
Royal Caribbean Cruises Ltd.	16,044	128,513
Wyndham Worldwide Corp.	18,910	79,422

		1,875,174

Household Durables (0.9%)
Black & Decker Corp.	6,477	204,414
Centex Corp.	13,149	98,617
D.R. Horton, Inc.	35,886	348,094
Fortune Brands, Inc.	17,347	425,869
Harman International Industries, Inc.	2,193	29,671
Jarden Corp.*	7,270	92,111
KB Home	8,070	106,363
Leggett & Platt, Inc.	18,145	235,704
Lennar Corp., Class A	14,438	108,429
M.D.C. Holdings, Inc.	3,987	124,155
Mohawk Industries, Inc.*	6,482	193,617
Newell Rubbermaid, Inc.	31,707	202,291
NVR, Inc.*	500	213,875
Pulte Homes, Inc.	19,042	208,129
Snap-On, Inc.	6,680	167,668
Stanley Works	8,972	261,265
Toll Brothers, Inc.*	14,856	269,785
Whirlpool Corp.	8,573	253,675

		3,543,732

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	24,213	219,854
HSN, Inc.*	4,891	25,140
Liberty Media Corp., Interactive, Class A*	68,834	199,619
Ticketmaster Entertainment, Inc.*	786	$2,900

		447,513

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.	28,600	108,680
Hasbro, Inc.	7,577	189,955
Mattel, Inc.	40,881	471,358

		769,993

Media (3.2%)
Ascent Media Corp., Class A*	1,300	32,500
Cablevision Systems Corp. - New York Group, Class A	25,123	325,092
CBS Corp., Class B	67,067	257,537
Clear Channel Outdoor Holdings, Inc., Class A*	200	734
Comcast Corp., Class A	223,224	3,044,775
Discovery Communications, Inc., Class C*	31,717	464,654
EW Scripps Co., Class A	589	795
Gannett Co., Inc.	21,814	47,991
Hearst-Argyle Television, Inc.	491	2,043
Interpublic Group of Cos., Inc.*	9,079	37,405
Liberty Global, Inc., Class A*	16,537	240,779
Liberty Media Corp., Capital Series, Class A*	9,259	64,628
McGraw-Hill Cos., Inc.	18,245	417,263
Meredith Corp.	4,886	81,303
New York Times Co., Class A	15,647	70,724
News Corp., Class A	155,801	1,031,403
Omnicom Group, Inc.	2,891	67,649
Regal Entertainment Group, Class A	8,270	110,901
Scripps Networks Interactive, Inc., Class A	10,072	226,721
Time Warner Cable, Inc.	19,829	491,771
Time Warner, Inc.	119,233	2,301,201
Viacom, Inc., Class B*	3,187	55,390
Virgin Media, Inc.	30,977	148,690
Walt Disney Co.	189,355	3,438,687
Warner Music Group Corp.*	687	1,614
Washington Post Co., Class B	700	249,970

		13,212,220

Multiline Retail (0.6%)
Family Dollar Stores, Inc.	14,558	485,800
J.C. Penney Co., Inc.	25,100	503,757
Kohl’s Corp.*	8,375	354,430
Macy’s, Inc.	47,672	424,281
Saks, Inc.*	19,658	36,761
Sears Holdings Corp.*	6,300	287,973
Target Corp.	6,780	233,164

		2,326,166

Specialty Retail (2.3%)
American Eagle Outfitters, Inc.	6,282	76,892
AnnTaylor Stores Corp.*	5,487	28,532
AutoNation, Inc.*	12,066	167,476
Barnes & Noble, Inc.	4,287	91,656
Bed Bath & Beyond, Inc.*	4,684	115,929
Foot Locker, Inc.	16,340	171,243
Gap, Inc.	27,916	362,629
Home Depot, Inc.	189,845	4,472,748
Limited Brands, Inc.	9,166	79,744
Lowe’s Cos., Inc.	156,738	2,860,468
Office Depot, Inc.*	28,496	37,330
OfficeMax, Inc.	9,275	28,938
O’Reilly Automotive, Inc.*	9,673	338,652

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.	4,286	$39,988
RadioShack Corp.	15,356	131,601
Signet Jewelers Ltd.	10,070	115,302
Staples, Inc.	12,263	222,083
Williams-Sonoma, Inc.	7,970	80,338

		9,421,549

Textiles, Apparel & Luxury Goods (0.1%)
Jones Apparel Group, Inc.	7,537	31,806
Liz Claiborne, Inc.	11,545	28,516
Phillips-Van Heusen Corp.	200	4,536
VF Corp.	9,872	563,790

		628,648

Total Consumer Discretionary		34,958,216

Consumer Staples (9.9%)
Beverages (1.5%)
Brown-Forman Corp., Class B	2,889	112,180
Coca-Cola Co.	76,988	3,383,623
Coca-Cola Enterprises, Inc.	35,989	474,695
Constellation Brands, Inc., Class A*	21,045	250,435
Dr. Pepper Snapple Group, Inc.*	28,616	483,896
Molson Coors Brewing Co., Class B	13,065	447,868
Pepsi Bottling Group, Inc.	15,552	344,321
PepsiAmericas, Inc.	6,080	104,880
PepsiCo, Inc.	10,770	554,440

		6,156,338

Food & Staples Retailing (1.8%)
BJ’s Wholesale Club, Inc.*	6,982	223,354
CVS Caremark Corp.	73,491	2,020,267
Kroger Co.	41,381	878,105
Rite Aid Corp.*	73,705	26,534
Safeway, Inc.	49,151	992,359
SUPERVALU, Inc.	24,017	342,963
Walgreen Co.	8,677	225,255
Wal-Mart Stores, Inc.	48,868	2,546,023

		7,254,860

Food Products (3.1%)
Archer-Daniels-Midland Co.	71,977	1,999,521
Bunge Ltd.	13,656	773,612
Campbell Soup Co.	11,766	321,918
ConAgra Foods, Inc.	50,851	857,856
Corn Products International, Inc.	7,873	166,907
Dean Foods Co.*	3,289	59,465
Del Monte Foods Co.	20,838	151,909
General Mills, Inc.	34,303	1,711,034
H.J. Heinz Co.	15,856	524,199
Hershey Co.	8,698	302,255
Hormel Foods Corp.	8,177	259,293
JM Smucker Co.	10,770	401,398
Kellogg Co.	12,163	445,531
Kraft Foods, Inc., Class A	165,231	3,682,999
McCormick & Co., Inc. (Non-Voting)	8,077	238,837
Sara Lee Corp.	79,462	642,053
Smithfield Foods, Inc.*	12,458	117,853
Tyson Foods, Inc., Class A	29,812	279,935

		12,936,575

Household Products (2.9%)
Clorox Co.	10,770	554,440
Kimberly-Clark Corp.	27,621	1,273,604
Procter & Gamble Co.	213,498	10,053,621

		11,881,665

Personal Products (0.1%)
Alberto-Culver Co.	8,875	200,664
Mead Johnson Nutrition Co., Class A*	1,900	54,853
NBTY, Inc.*	3,091	$43,521

		299,038

Tobacco (0.5%)
Altria Group, Inc.	59,218	948,673
Lorillard, Inc.	9,373	578,689
Reynolds American, Inc.	19,242	689,633

		2,216,995

Total Consumer Staples		40,745,471

Energy (17.5%)
Energy Equipment & Services (0.4%)
BJ Services Co.	33,289	331,225
ENSCO International, Inc.	1,100	29,040
Exterran Holdings, Inc.*	7,672	122,905
Global Industries Ltd.*	6,284	24,131
Helix Energy Solutions Group, Inc.*	9,649	49,596
Helmerich & Payne, Inc.	11,858	270,007
Hercules Offshore, Inc.*	12,959	20,475
Key Energy Services, Inc.*	11,261	32,432
Nabors Industries Ltd.*	27,502	274,745
Oil States International, Inc.*	1,993	26,746
Patterson-UTI Energy, Inc.	5,577	49,970
Pride International, Inc.*	4,982	89,576
Rowan Cos., Inc.	7,772	93,031
SEACOR Holdings, Inc.*	2,000	116,620
Tidewater, Inc.	5,682	210,973
Unit Corp.*	1,300	27,196

		1,768,668

Oil, Gas & Consumable Fuels (17.1%)
Anadarko Petroleum Corp.	52,321	2,034,764
Apache Corp.	37,679	2,414,847
Cabot Oil & Gas Corp.	6,480	152,734
Chesapeake Energy Corp.	40,946	698,539
Chevron Corp.	232,808	15,654,010
Cimarex Energy Co.	8,770	161,193
ConocoPhillips	173,159	6,780,906
Devon Energy Corp.	50,444	2,254,342
El Paso Corp.	62,381	389,881
Encore Acquisition Co.*	4,182	97,315
EOG Resources, Inc.	6,977	382,060
Exxon Mobil Corp.	456,268	31,071,851
Forest Oil Corp.*	11,259	148,056
Marathon Oil Corp.	79,130	2,080,328
Mariner Energy, Inc.*	2,889	22,390
Newfield Exploration Co.*	14,951	339,388
Noble Energy, Inc.	18,038	971,887
Overseas Shipholding Group, Inc.	2,193	49,715
Petrohawk Energy Corp.*	1,600	30,768
Pioneer Natural Resources Co.	13,851	228,126
Plains Exploration & Production Co.*	1,400	24,122
Southern Union Co.	12,998	197,830
Spectra Energy Corp.	70,976	1,003,601
St. Mary Land & Exploration Co.	3,484	46,093
Sunoco, Inc.	4,982	131,923
Teekay Corp.	5,184	73,768
Tesoro Corp.	11,259	151,659
Valero Energy Corp.	59,195	1,059,590
XTO Energy, Inc.	55,118	1,687,713

		70,339,399

Total Energy		72,108,067

Financials (20.0%)
Capital Markets (3.2%)
Allied Capital Corp.	21,735	34,559

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
American Capital Ltd.	24,914	$46,589
Ameriprise Financial, Inc.	25,019	512,640
Bank of New York Mellon Corp.	128,604	3,633,063
BlackRock, Inc.	500	65,020
E*TRADE Financial Corp.*	46,865	59,987
Franklin Resources, Inc.	8,177	440,495
Goldman Sachs Group, Inc.	44,442	4,711,741
Invesco Ltd.	38,274	530,478
Investment Technology Group, Inc.*	100	2,552
Janus Capital Group, Inc.	200	1,330
Jefferies Group, Inc.	13,249	182,836
Legg Mason, Inc.	16,149	256,769
MF Global Ltd.*	5,979	25,291
Morgan Stanley	111,301	2,534,324
Northern Trust Corp.	2,293	137,167
Raymond James Financial, Inc.	11,166	219,970

		13,394,811

Commercial Banks (4.1%)
Associated Banc-Corp.	14,758	227,864
Bancorpsouth, Inc.	8,672	180,725
Bank of Hawaii Corp.	5,084	167,670
BB&T Corp.	61,316	1,037,467
BOK Financial Corp.	2,693	93,043
CapitalSource, Inc.	20,928	25,532
City National Corp./California	4,286	144,738
Comerica, Inc.	17,042	312,039
Commerce Bancshares, Inc./Missouri	7,079	256,968
Cullen/Frost Bankers, Inc.	6,680	313,559
Fifth Third Bancorp	53,421	155,989
First Citizens BancShares, Inc./North Carolina, Class A	600	79,080
First Horizon National Corp.	24,087	258,690
Fulton Financial Corp.	18,442	122,270
Huntington Bancshares, Inc./Ohio	44,972	74,654
KeyCorp	55,602	437,588
M&T Bank Corp.	7,477	338,259
Marshall & Ilsley Corp.	27,307	153,738
PNC Financial Services Group, Inc.	47,612	1,394,556
Popular, Inc.	30,205	65,847
Regions Financial Corp.	78,844	335,875
SunTrust Banks, Inc.	39,868	468,050
Synovus Financial Corp.	29,403	95,560
TCF Financial Corp.	13,356	157,067
U.S. Bancorp	196,505	2,870,938
Valley National Bancorp	14,056	173,873
Webster Financial Corp.	5,779	24,561
Wells Fargo & Co.	473,729	6,745,901
Whitney Holding Corp./Louisiana	6,680	76,486
Wilmington Trust Corp.	7,277	70,514
Zions Bancorporation	13,463	132,341

		16,991,442

Consumer Finance (0.3%)
American Express Co.	18,500	252,155
AmeriCredit Corp.*	14,158	82,966
Capital One Financial Corp.	42,300	517,752
Discover Financial Services	54,330	342,822
SLM Corp.*	5,882	29,116
Student Loan Corp.	600	26,064

		1,250,875

Diversified Financial Services (4.7%)
Bank of America Corp.	711,151	4,850,050
CIT Group, Inc.	45,802	130,536
Citigroup, Inc.	609,000	1,540,770
CME Group, Inc.	2,193	540,333
JPMorgan Chase & Co.	416,981	$11,083,355
Leucadia National Corp.*	20,233	301,269
Moody’s Corp.	22,230	509,512
NASDAQ OMX Group, Inc.*	6,477	126,820
NYSE Euronext, Inc.	12,100	216,590

		19,299,235

Insurance (5.1%)
Alleghany Corp.*	612	165,748
Allied World Assurance Co. Holdings Ltd./Bermuda	5,682	216,086
Allstate Corp.	61,677	1,181,115
American Financial Group, Inc./Ohio	9,168	147,146
American International Group, Inc.	262,576	262,576
American National Insurance Co.	1,700	89,097
Aon Corp.	31,114	1,270,074
Arch Capital Group Ltd.*	5,284	284,596
Arthur J. Gallagher & Co.	9,770	166,090
Assurant, Inc.	13,454	293,028
Axis Capital Holdings Ltd.	11,854	267,189
Brown & Brown, Inc.	9,270	175,296
Chubb Corp.	40,879	1,729,999
Cincinnati Financial Corp.	16,552	378,544
CNA Financial Corp.	3,089	28,295
Conseco, Inc.*	3,514	3,233
Endurance Specialty Holdings Ltd.	5,282	131,733
Erie Indemnity Co., Class A	3,089	105,582
Everest Reinsurance Group Ltd.	6,980	494,184
Fidelity National Financial, Inc., Class A	24,116	470,503
First American Corp.	10,565	280,078
Genworth Financial, Inc., Class A	51,556	97,956
Hanover Insurance Group, Inc.	5,882	169,519
Hartford Financial Services Group, Inc.	35,840	281,344
HCC Insurance Holdings, Inc.	13,059	328,956
Lincoln National Corp.	29,616	198,131
Loews Corp.	35,279	779,666
Markel Corp.*	1,100	312,268
Marsh & McLennan Cos., Inc.	57,333	1,160,993
MBIA, Inc.*	22,723	104,071
Mercury General Corp.	3,191	94,773
MetLife, Inc.	56,539	1,287,393
Old Republic International Corp.	26,316	284,739
OneBeacon Insurance Group Ltd., Class A	2,691	25,995
PartnerReinsurance Ltd.	6,182	383,717
Principal Financial Group, Inc.	29,584	241,997
Progressive Corp.*	75,967	1,020,997
Protective Life Corp.	5,870	30,818
Prudential Financial, Inc.	40,346	767,381
Reinsurance Group of America, Inc.	7,977	258,375
RenaissanceReinsurance Holdings Ltd.	6,980	345,091
StanCorp Financial Group, Inc.	5,082	115,768
Torchmark Corp.	9,668	253,592
Transatlantic Holdings, Inc.	2,193	78,224
Travelers Cos., Inc.	67,990	2,763,114
Unitrin, Inc.	4,284	59,890
Unum Group	39,047	488,088
W.R. Berkley Corp.	15,454	348,488
Wesco Financial Corp.	200	55,200
White Mountains Insurance Group Ltd.	1,000	171,910

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
XL Capital Ltd., Class A	38,656	$211,062

		20,859,708

Real Estate Investment Trusts (REITs) (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	3,387	123,287
AMB Property Corp. (REIT)	10,359	149,170
Annaly Capital Management, Inc. (REIT)	60,312	836,527
Apartment Investment & Management Co. (REIT), Class A	8,273	45,336
AvalonBay Communities, Inc. (REIT)	8,747	411,634
Boston Properties, Inc. (REIT)	13,459	471,469
Brandywine Realty Trust (REIT)	10,063	28,680
BRE Properties, Inc. (REIT)	5,082	99,760
Camden Property Trust (REIT)	1,891	40,808
CBL & Associates Properties, Inc. (REIT)	8,077	19,062
Developers Diversified Realty Corp. (REIT)	14,145	30,129
Digital Realty Trust, Inc. (REIT)	2,391	79,333
Douglas Emmett, Inc. (REIT)	14,252	105,322
Duke Realty Corp. (REIT)	17,317	95,243
Equity Residential (REIT)	30,405	557,932
Essex Property Trust, Inc. (REIT)	2,593	148,683
Federal Realty Investment Trust (REIT)	4,386	201,756
General Growth Properties, Inc. (REIT)	2,063	1,465
HCP, Inc. (REIT)	25,017	446,553
Health Care REIT, Inc. (REIT)	10,983	335,970
Hospitality Properties Trust (REIT)	10,965	131,580
Host Hotels & Resorts, Inc. (REIT)	59,598	233,624
HRPT Properties Trust (REIT)	24,293	77,495
iStar Financial, Inc. (REIT)	14,858	41,751
Kilroy Realty Corp. (REIT)	2,789	47,943
Kimco Realty Corp. (REIT)	26,805	204,254
Liberty Property Trust (REIT)	11,361	215,177
Mack-Cali Realty Corp. (REIT)	7,673	152,002
Nationwide Health Properties, Inc. (REIT)	10,772	239,031
Plum Creek Timber Co., Inc. (REIT)	13,059	379,625
ProLogis (REIT)	30,546	198,549
Public Storage (REIT)	14,156	782,119
Rayonier, Inc. (REIT)	7,977	241,065
Regency Centers Corp. (REIT)	8,073	214,500
SL Green Realty Corp. (REIT)	6,268	67,694
UDR, Inc. (REIT)	17,335	149,254
Ventas, Inc. (REIT)	12,361	279,482
Vornado Realty Trust (REIT)	15,330	509,583
Weingarten Realty Investors (REIT)	7,970	75,874

		8,468,721

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	15,758	63,505
Jones Lang LaSalle, Inc.	3,687	85,759
St. Joe Co.*	1,593	26,667

		175,931

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	10,072	92,562
Capitol Federal Financial	1,300	49,153
Fannie Mae	107,855	75,498
Freddie Mac	1,179	896
Hudson City Bancorp, Inc.	38,289	447,598
MGIC Investment Corp.	21,156	30,042
New York Community Bancorp, Inc.	38,781	$433,184
People’s United Financial, Inc.	38,891	698,871
TFS Financial Corp.	9,968	120,912
Tree.com, Inc.*	100	462
Washington Federal, Inc.	10,221	135,837

		2,085,015

Total Financials		82,525,738

Health Care (14.2%)
Biotechnology (1.4%)
Amgen, Inc.*	115,100	5,699,752

Health Care Equipment & Supplies (1.1%)
Beckman Coulter, Inc.	1,500	76,515
Boston Scientific Corp.*	156,657	1,245,423
Cooper Cos., Inc.	4,782	126,436
Covidien Ltd.	55,835	1,855,956
Hill-Rom Holdings, Inc.	6,780	67,054
Hologic, Inc.*	13,445	175,995
Hospira, Inc.*	15,456	476,972
Inverness Medical Innovations, Inc.*	4,486	119,462
Teleflex, Inc.	4,187	163,670
Zimmer Holdings, Inc.*	8,675	316,638

		4,624,121

Health Care Providers & Services (1.8%)
Aetna, Inc.	19,500	474,435
AmerisourceBergen Corp.	15,052	491,598
Brookdale Senior Living, Inc.	5,384	27,189
Cardinal Health, Inc.	10,168	320,089
CIGNA Corp.	27,298	480,172
Community Health Systems, Inc.*	8,768	134,501
Coventry Health Care, Inc.*	12,756	165,062
DaVita, Inc.*	2,093	91,987
Health Management Associates, Inc., Class A*	11,858	30,593
Health Net, Inc.*	10,666	154,444
Henry Schein, Inc.*	900	36,009
Humana, Inc.*	8,575	223,636
LifePoint Hospitals, Inc.*	6,280	131,001
Lincare Holdings, Inc.*	200	4,360
McKesson Corp.	8,872	310,875
MEDNAX, Inc.*	1,000	29,470
Omnicare, Inc.	11,265	275,880
Quest Diagnostics, Inc.	2,989	141,918
Tenet Healthcare Corp.*	25,098	29,114
UnitedHealth Group, Inc.	86,700	1,814,631
Universal Health Services, Inc., Class B	5,405	207,228
WellPoint, Inc.*	50,339	1,911,372

		7,485,564

Health Care Technology (0.0%)
HLTH Corp.*	7,781	80,533
IMS Health, Inc.	16,551	206,391

		286,924

Life Sciences Tools & Services (0.4%)
Charles River Laboratories International, Inc.*	3,987	108,486
Life Technologies Corp.*	7,177	233,109
PerkinElmer, Inc.	7,077	90,373
Thermo Fisher Scientific, Inc.*	30,910	1,102,560

		1,534,528

Pharmaceuticals (9.5%)
Bristol-Myers Squibb Co.	19,445	426,234
Eli Lilly & Co.	101,704	3,397,931

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Endo Pharmaceuticals Holdings, Inc.*	1,400	$24,752
Forest Laboratories, Inc.*	31,307	687,502
Johnson & Johnson	233,835	12,299,721
King Pharmaceuticals, Inc.*	28,314	200,180
Merck & Co., Inc.	172,132	4,604,531
Mylan, Inc.*	28,112	376,982
Pfizer, Inc.	761,663	10,373,850
Watson Pharmaceuticals, Inc.*	6,082	189,211
Wyeth	150,166	6,463,144

		39,044,038

Total Health Care		58,674,927

Industrials (7.6%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	2,000	133,960
BE Aerospace, Inc.*	200	1,734
General Dynamics Corp.	44,572	1,853,750
L-3 Communications Holdings, Inc.	3,189	216,214
Northrop Grumman Corp.	28,514	1,244,351
Raytheon Co.	28,917	1,126,028
Spirit AeroSystems Holdings, Inc., Class A*	12,259	122,222
United Technologies Corp.	46,760	2,009,745

		6,708,004

Air Freight & Logistics (0.4%)
FedEx Corp.	34,696	1,543,625
UTi Worldwide, Inc.	200	2,390

		1,546,015

Airlines (0.3%)
AMR Corp.*	13,152	41,955
Continental Airlines, Inc., Class B*	14,461	127,402
Copa Holdings S.A., Class A	1,000	28,670
Delta Air Lines, Inc.*	51,253	288,554
Southwest Airlines Co.	82,528	522,402

		1,008,983

Building Products (0.1%)
Armstrong World Industries, Inc.*	2,293	25,246
Masco Corp.	41,188	287,492
Owens Corning, Inc.*	9,173	82,924
USG Corp.*	3,589	27,312

		422,974

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	12,163	271,721
Cintas Corp.	14,958	369,762
Corrections Corp. of America*	1,800	23,058
Pitney Bowes, Inc.	2,293	53,541
R.R. Donnelley & Sons Co.	22,321	163,613
Republic Services, Inc.	20,715	355,262
Steelcase, Inc., Class A	5,977	29,945
Waste Management, Inc.	39,388	1,008,333

		2,275,235

Construction & Engineering (0.1%)
Aecom Technology Corp.*	1,100	28,688
KBR, Inc.	3,087	42,631
Quanta Services, Inc.*	4,586	98,370
URS Corp.*	7,877	318,310

		487,999

Electrical Equipment (0.1%)
Cooper Industries Ltd., Class A	4,286	110,836
Hubbell, Inc., Class B	3,387	91,313
Thomas & Betts Corp.*	6,179	154,599

		356,748

Industrial Conglomerates (3.0%)
Carlisle Cos., Inc.	5,782	113,501
General Electric Co.	1,184,568	$11,975,982
Tyco International Ltd.	1,600	31,296

		12,120,779

Machinery (1.0%)
AGCO Corp.*	2,891	56,664
Crane Co.	5,482	92,536
Danaher Corp.	8,675	470,358
Dover Corp.	2,591	68,351
Eaton Corp.	10,172	374,940
Flowserve Corp.	3,573	200,517
Gardner Denver, Inc.*	6,180	134,353
IDEX Corp.	1,100	24,057
Illinois Tool Works, Inc.	49,753	1,534,880
Ingersoll-Rand Co., Ltd., Class A	29,205	403,029
ITT Corp.	5,086	195,658
Kennametal, Inc.	6,279	101,783
Lincoln Electric Holdings, Inc.	1,400	44,366
Oshkosh Corp.	3,791	25,551
Pentair, Inc.	11,363	246,236
Terex Corp.*	10,163	94,008
Timken Co.	9,172	128,041
Trinity Industries, Inc.	8,668	79,226

		4,274,554

Marine (0.0%)
Alexander & Baldwin, Inc.	4,084	77,719

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,700	130,900
Equifax, Inc.	6,980	170,661
Manpower, Inc.	8,375	264,064

		565,625

Road & Rail (0.3%)
Avis Budget Group, Inc.*	2,554	2,324
Con-way, Inc.	4,587	82,245
Hertz Global Holdings, Inc.*	32,611	128,161
Kansas City Southern*	1,800	22,878
Norfolk Southern Corp.	30,009	1,012,804
Ryder System, Inc.	3,987	112,872

		1,361,284

Trading Companies & Distributors (0.0%)
GATX Corp.	4,686	94,798
United Rentals, Inc.*	7,079	29,802
WESCO International, Inc.*	1,600	28,992

		153,592

Total Industrials		31,359,511

Information Technology (3.3%)
Communications Equipment (0.4%)
ADC Telecommunications, Inc.*	10,863	47,688
Brocade Communications Systems, Inc.*	33,788	116,569
EchoStar Corp., Class A*	4,887	72,474
JDS Uniphase Corp.*	10,263	33,355
Motorola, Inc.	252,781	1,069,264
Tellabs, Inc.*	41,775	191,329

		1,530,679

Computers & Peripherals (0.6%)
Diebold, Inc.	1,200	25,620
EMC Corp.*	70,100	799,140
Lexmark International, Inc., Class A*	9,072	153,045
NCR Corp.*	2,600	20,670
QLogic Corp.*	14,045	156,180
SanDisk Corp.*	20,930	264,765
Seagate Technology	29,116	174,987

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Microsystems, Inc.*	83,025	$607,743
Teradata Corp.*	9,670	156,847

		2,358,997

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	13,059	248,904
Avnet, Inc.*	8,870	155,314
AVX Corp.	5,084	46,163
Ingram Micro, Inc., Class A*	19,440	245,722
Jabil Circuit, Inc.	11,463	63,734
Molex, Inc.	10,266	141,055
Tech Data Corp.*	4,484	97,661
Tyco Electronics Ltd.	53,842	594,416
Vishay Intertechnology, Inc.*	17,740	61,735

		1,654,704

Internet Software & Services (0.0%)
IAC/InterActiveCorp*	9,375	142,781

IT Services (0.5%)
Affiliated Computer Services, Inc., Class A*	7,379	353,380
Computer Sciences Corp.*	17,049	628,085
Convergys Corp.*	12,956	104,684
DST Systems, Inc.*	900	31,158
Fidelity National Information Services, Inc.	17,149	312,112
Genpact Ltd.*	100	886
Lender Processing Services, Inc.	8,575	262,481
SAIC, Inc.*	19,151	357,549
Unisys Corp.*	3,635	1,927

		2,052,262

Office Electronics (0.1%)
Xerox Corp.	101,306	460,943
Zebra Technologies Corp., Class A*	100	1,902

		462,845

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.*	61,197	186,651
Atmel Corp.*	17,644	64,048
Cree, Inc.*	5,580	131,297
Fairchild Semiconductor International, Inc.*	11,954	44,588
Integrated Device Technology, Inc.*	9,068	41,259
Intel Corp.	87,155	1,311,683
International Rectifier Corp.*	5,582	75,413
Intersil Corp., Class A	8,472	97,428
KLA-Tencor Corp.	1,300	26,000
Lam Research Corp.*	1,200	27,324
LSI Corp.*	14,747	44,831
Micron Technology, Inc.*	75,810	307,789
Novellus Systems, Inc.*	7,277	121,017
Teradyne, Inc.*	6,777	29,683

		2,509,011

Software (0.7%)
Amdocs Ltd.*	13,163	243,779
CA, Inc.	23,400	412,074
Cadence Design Systems, Inc.*	30,110	126,462
Compuware Corp.*	11,165	73,577
McAfee, Inc.*	1,500	50,250
Novell, Inc.*	19,130	81,494
Symantec Corp.*	93,995	1,404,285
Synopsys, Inc.*	16,152	334,831

		2,726,752

Total Information Technology		13,438,031

Materials (3.2%)
Chemicals (1.4%)
Ashland, Inc.	6,472	$66,856
Cabot Corp.	6,977	73,328
Celanese Corp., Class A	2,293	30,657
Cytec Industries, Inc.	5,182	77,834
Dow Chemical Co.	104,457	880,573
E.I. du Pont de Nemours & Co.	100,676	2,248,095
Eastman Chemical Co.	8,772	235,090
FMC Corp.	5,284	227,952
Huntsman Corp.	15,245	47,717
Intrepid Potash, Inc.*	1,693	31,236
Lubrizol Corp.	7,877	267,897
Nalco Holding Co.	1,800	23,526
PPG Industries, Inc.	16,447	606,894
Rohm & Haas Co.	2,193	172,896
RPM International, Inc.	13,654	173,815
Scotts Miracle-Gro Co., Class A	1,000	34,700
Sigma-Aldrich Corp.	6,679	252,399
Valhi, Inc.	100	938
Valspar Corp.	11,565	230,953

		5,683,356

Construction Materials (0.1%)
Eagle Materials, Inc.	100	2,425
Martin Marietta Materials, Inc.	400	31,720
Vulcan Materials Co.	12,359	547,380

		581,525

Containers & Packaging (0.5%)
AptarGroup, Inc.	6,482	201,850
Ball Corp.	9,372	406,745
Bemis Co., Inc.	11,468	240,484
Owens-Illinois, Inc.*	12,559	181,352
Packaging Corp. of America	8,273	107,714
Pactiv Corp.*	13,756	200,700
Sealed Air Corp.	18,344	253,147
Sonoco Products Co.	11,366	238,459
Temple-Inland, Inc.	11,244	60,380

		1,890,831

Metals & Mining (0.9%)
Alcoa, Inc.	25,926	190,297
Carpenter Technology Corp.	3,784	53,430
Century Aluminum Co.*	589	1,243
Commercial Metals Co.	13,254	153,084
Freeport-McMoRan Copper & Gold, Inc.	45,961	1,751,574
Nucor Corp.	27,900	1,064,943
Reliance Steel & Aluminum Co.	7,373	194,131
Schnitzer Steel Industries, Inc., Class A	1,793	56,282
Steel Dynamics, Inc.	13,952	122,917
Titanium Metals Corp.	7,873	43,065
United States Steel Corp.	1,100	23,243

		3,654,209

Paper & Forest Products (0.3%)
Domtar Corp.*	56,919	54,073
International Paper Co.	48,460	341,158
MeadWestvaco Corp.	20,140	241,478
Weyerhaeuser Co.	23,731	654,264

		1,290,973

Total Materials		13,100,894

Telecommunication Services (7.2%)
Diversified Telecommunication Services (6.7%)
AT&T, Inc.	668,607	16,848,896

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CenturyTel, Inc.	11,363	$319,528
Embarq Corp.	8,373	316,918
Frontier Communications Corp.	29,505	211,846
Qwest Communications
International, Inc.	86,021	294,192
Verizon Communications, Inc.	321,000	9,694,200
Windstream Corp.	25,721	207,311

		27,892,891

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*	200	1,030
Crown Castle International Corp.*	25,219	514,720
Leap Wireless International, Inc.*	5,482	191,157
Sprint Nextel Corp.*	311,020	1,110,342
Telephone & Data Systems, Inc.	6,279	166,456
U.S. Cellular Corp.*	1,100	36,674

		2,020,379

Total Telecommunication Services		29,913,270

Utilities (7.3%)
Electric Utilities (3.8%)
American Electric Power Co., Inc.	44,970	1,135,942
DPL, Inc.	11,965	269,691
Duke Energy Corp.	141,302	2,023,445
Edison International	36,495	1,051,421
Entergy Corp.	6,284	427,878
Exelon Corp.	36,691	1,665,404
FirstEnergy Corp.	34,105	1,316,453
FPL Group, Inc.	46,070	2,337,131
Great Plains Energy, Inc.	12,461	167,850
Hawaiian Electric Industries, Inc.	10,473	143,899
Northeast Utilities	20,149	435,017
NV Energy, Inc.	18,149	170,419
Pepco Holdings, Inc.	25,433	317,404
Pinnacle West Capital Corp.	11,468	304,590
Progress Energy, Inc.	31,617	1,146,432
Southern Co.	86,667	2,653,744

		15,566,720

Gas Utilities (0.5%)
AGL Resources, Inc.	8,775	232,801
Atmos Energy Corp.	10,373	239,824
Energen Corp.	6,777	197,414
National Fuel Gas Co.	9,272	284,372
ONEOK, Inc.	11,865	268,505
Questar Corp.	12,159	357,839
UGI Corp.	12,166	287,239

		1,867,994

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	1,900	39,254
Dynegy, Inc., Class A*	53,677	75,685
Mirant Corp.*	5,277	60,158
NRG Energy, Inc.*	5,642	99,299
Reliant Energy, Inc.*	40,574	129,431

		403,827

Multi-Utilities (2.8%)
Alliant Energy Corp.	12,563	310,180
Ameren Corp.	23,630	547,980
CenterPoint Energy, Inc.	13,961	145,613
CMS Energy Corp.	25,623	303,376
Consolidated Edison, Inc.	30,516	1,208,739
Dominion Resources, Inc.	64,618	2,002,512
DTE Energy Co.	18,375	508,987
Integrys Energy Group, Inc.	8,775	228,501
MDU Resources Group, Inc.	20,735	334,663
NiSource, Inc.	31,210	305,858
NSTAR	12,066	$384,664
OGE Energy Corp.	10,468	249,348
PG&E Corp.	39,986	1,528,265
SCANA Corp.	13,161	406,543
Sempra Energy	28,021	1,295,691
TECO Energy, Inc.	24,033	267,968
Vectren Corp.	8,575	180,847
Wisconsin Energy Corp.	13,163	541,921
Xcel Energy, Inc.	51,663	962,482

		11,714,138

Water Utilities (0.1%)
American Water Works Co., Inc.	6,680	128,523
Aqua America, Inc.	15,258	305,160

		433,683

Total Utilities		29,986,362

Total Common Stocks (98.7%) (Cost $389,254,266)		406,810,487

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.18%, 6/11/09 (p)	$609,000	608,781

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.004%, 4/1/09	4,472,002	4,472,002

Total Short-Term Investments (1.2%) (Cost/Amortized Cost $5,080,836)		5,080,783

Total Investments (99.9%) (Cost/Amortized Cost $394,335,102)		411,891,270
Other Assets Less Liabilities (0.1%)		326,571

Net Assets (100%)		$412,217,841

*	Non-income producing.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
S&P 500 E-Mini Index	112	June-09	$4,345,850	$4,450,880	$105,030
S&P MidCap 400 E-Mini Index	12	June-09	551,919	585,480	33,561

					$138,591

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$406,810,487	$5,080,783	$—	$411,891,270
Other Investments*	138,591	—	—	138,591

Total	$406,949,078	$5,080,783	$—	$412,029,861

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$311,144,610
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,011,966

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,805,085
Aggregate gross unrealized depreciation	(9,008,914)

Net unrealized appreciation	$11,796,171

Federal income tax cost of investments	$400,095,099

The Portfolio has a net capital loss carryforward of $50,050,032 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (0.4%)
Autoliv, Inc.	322,200	$5,983,254
BorgWarner, Inc.^	8,500	172,550
Federal Mogul Corp.*	13,200	88,176
Goodyear Tire & Rubber Co.*	49,900	312,374
Johnson Controls, Inc.	292,800	3,513,600
Magna International, Inc., Class A	70,200	1,877,850
TRW Automotive Holdings Corp.*	29,200	94,024

		12,041,828

Automobiles (0.1%)
Ford Motor Co.*^	1,344,200	3,535,246
General Motors Corp.^	305,800	593,252
Harley-Davidson, Inc.^	15,400	206,206
Thor Industries, Inc.	14,500	226,490

		4,561,194

Distributors (0.1%)
Genuine Parts Co.	95,300	2,845,658

Diversified Consumer Services (0.0%)
Career Education Corp.*	52,100	1,248,316
Service Corp. International	151,900	530,131
Weight Watchers International, Inc.	3,100	57,505

		1,835,952

Hotels, Restaurants & Leisure (0.6%)
Boyd Gaming Corp.	29,000	108,170
Carnival Corp.	202,000	4,363,200
Choice Hotels International, Inc.^	11,600	299,512
International Speedway Corp., Class A	18,800	414,728
Interval Leisure Group, Inc.*	18,600	98,580
McDonald’s Corp.	203,600	11,110,452
MGM MIRAGE*^	4,200	9,786
Orient-Express Hotels Ltd., Class A^	3,800	15,580
Royal Caribbean Cruises Ltd.^	80,200	642,402
Wyndham Worldwide Corp.	102,900	432,180

		17,494,590

Household Durables (0.6%)
Black & Decker Corp.^	35,600	1,123,536
Centex Corp.	71,800	538,500
D.R. Horton, Inc.	183,800	1,782,860
Fortune Brands, Inc.	89,400	2,194,770
Harman International Industries, Inc.	8,500	115,005
Jarden Corp.*	39,500	500,465
KB Home	43,900	578,602
Leggett & Platt, Inc.	91,300	1,185,987
Lennar Corp., Class A^	79,300	595,543
M.D.C. Holdings, Inc.	19,900	619,686
Mohawk Industries, Inc.*^	32,500	970,775
Newell Rubbermaid, Inc.	161,100	1,027,818
NVR, Inc.*	2,300	983,825
Pulte Homes, Inc.^	94,700	1,035,071
Snap-On, Inc.	33,500	840,850
Stanley Works	45,600	1,327,872
Toll Brothers, Inc.*	75,800	1,376,528
Whirlpool Corp.	43,700	1,293,083

		18,090,776

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	120,700	1,095,956
HSN, Inc.*	18,600	95,604
Liberty Media Corp., Interactive, Class A*	345,500	1,001,950
Ticketmaster Entertainment, Inc.*	18,600	$68,634

		2,262,144

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.	156,200	593,560
Hasbro, Inc.	41,700	1,045,419
Mattel, Inc.	210,600	2,428,218

		4,067,197

Media (4.3%)
Ascent Media Corp., Class A*	8,200	205,000
Cablevision Systems Corp. - New York Group, Class A	128,900	1,667,966
CBS Corp., Class B	1,216,050	4,669,632
Clear Channel Outdoor Holdings, Inc., Class A*	5,100	18,717
Comcast Corp., Class A	2,007,400	27,380,936
Discovery Communications, Inc., Class C*	163,600	2,396,740
EW Scripps Co., Class A^	16,800	22,680
Gannett Co., Inc.^	724,500	1,593,900
Hearst-Argyle Television, Inc.	13,200	54,912
Interpublic Group of Cos., Inc.*	39,500	162,740
Liberty Global, Inc., Class A*^	83,800	1,220,128
Liberty Media Corp., Capital Series, Class A*	56,800	396,464
McGraw-Hill Cos., Inc.	93,800	2,145,206
Meredith Corp.^	22,900	381,056
New York Times Co., Class A^	83,600	377,872
News Corp., Class A	2,460,400	16,287,848
Omnicom Group, Inc.	14,000	327,600
Regal Entertainment Group, Class A	46,400	622,224
Scripps Networks Interactive, Inc., Class A^	50,500	1,136,755
Time Warner Cable, Inc.^	476,597	11,819,611
Time Warner, Inc.	1,331,732	25,702,428
Viacom, Inc., Class B*	496,800	8,634,384
Virgin Media, Inc.^	171,000	820,800
Walt Disney Co.	1,182,700	21,477,832
Warner Music Group Corp.*	24,300	57,105
Washington Post Co., Class B	3,600	1,285,560

		130,866,096

Multiline Retail (0.6%)
Family Dollar Stores, Inc.	75,000	2,502,750
J.C. Penney Co., Inc.	251,900	5,055,633
Kohl’s Corp.*	42,800	1,811,296
Macy’s, Inc.^	614,200	5,466,380
Saks, Inc.*^	84,000	157,080
Sears Holdings Corp.*^	32,200	1,471,862
Target Corp.	34,000	1,169,260

		17,634,261

Specialty Retail (2.8%)
American Eagle Outfitters, Inc.	30,300	370,872
AnnTaylor Stores Corp.*	21,600	112,320
AutoNation, Inc.*^	302,200	4,194,536
Barnes & Noble, Inc.^	21,000	448,980
Bed Bath & Beyond, Inc.*^	26,700	660,825
Foot Locker, Inc.	90,000	943,200
Gap, Inc.^	538,200	6,991,218
Home Depot, Inc.	1,481,200	34,897,072
Limited Brands, Inc.	109,300	950,910
Lowe’s Cos., Inc.	1,303,200	23,783,400
Office Depot, Inc.*	158,900	208,159
OfficeMax, Inc.	44,100	137,592
O’Reilly Automotive, Inc.*	49,700	1,739,997

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Penske Automotive Group, Inc.	23,600	$220,188
RadioShack Corp.	76,300	653,891
Signet Jewelers Ltd.^	49,600	567,920
Staples, Inc.	61,200	1,108,332
TJX Cos., Inc.	223,400	5,727,976
Williams-Sonoma, Inc.^	46,700	470,736

		84,188,124

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	563,800	2,379,236
Liz Claiborne, Inc.	55,100	136,097
Phillips-Van Heusen Corp.	3,700	83,916
VF Corp.^	98,300	5,613,913

		8,213,162

Total Consumer Discretionary		304,100,982

Consumer Staples (12.3%)
Beverages (2.2%)
Brown-Forman Corp., Class B	15,800	613,514
Coca-Cola Co.	647,000	28,435,650
Coca-Cola Enterprises, Inc.	637,600	8,409,944
Constellation Brands, Inc., Class A*	438,300	5,215,770
Dr. Pepper Snapple Group, Inc.*	147,500	2,494,225
Molson Coors Brewing Co., Class B	67,200	2,303,616
Pepsi Bottling Group, Inc.	288,200	6,380,748
PepsiAmericas, Inc.	33,700	581,325
PepsiCo, Inc.	249,100	12,823,668

		67,258,460

Food & Staples Retailing (2.2%)
BJ’s Wholesale Club, Inc.*	34,800	1,113,252
CVS Caremark Corp.	382,600	10,517,674
Kroger Co.	445,600	9,455,632
Rite Aid Corp.*	295,700	106,452
Safeway, Inc.	693,500	14,001,765
SUPERVALU, Inc.^	216,400	3,090,192
Walgreen Co.	43,800	1,137,048
Wal-Mart Stores, Inc.	536,300	27,941,230

		67,363,245

Food Products (3.5%)
Archer-Daniels-Midland Co.	770,900	21,415,602
Bunge Ltd.^	227,200	12,870,880
Campbell Soup Co.	60,200	1,647,072
ConAgra Foods, Inc.	576,900	9,732,303
Corn Products International, Inc.	43,100	913,720
Dean Foods Co.*	17,500	316,400
Del Monte Foods Co.	114,700	836,163
General Mills, Inc.	213,200	10,634,416
H.J. Heinz Co.	81,600	2,697,696
Hershey Co.	44,400	1,542,900
Hormel Foods Corp.	41,400	1,312,794
JM Smucker Co.	121,100	4,513,397
Kellogg Co.	90,300	3,307,689
Kraft Foods, Inc., Class A	1,048,700	23,375,523
McCormick & Co., Inc. (Non-Voting)	41,000	1,212,370
Sara Lee Corp.	411,000	3,320,880
Smithfield Foods, Inc.*^	67,800	641,388
Tyson Foods, Inc., Class A	752,700	7,067,853

		107,359,046

Household Products (2.9%)
Clorox Co.^	72,000	3,706,560
Colgate-Palmolive Co.	70,700	4,169,886
Kimberly-Clark Corp.	186,400	8,594,904
Procter & Gamble Co.	1,482,900	$69,829,761

		86,301,111

Personal Products (0.1%)
Alberto-Culver Co.	44,400	1,003,884
NBTY, Inc.*	15,700	221,056

		1,224,940

Tobacco (1.4%)
Altria Group, Inc.	1,020,500	16,348,410
Lorillard, Inc.	132,400	8,174,376
Philip Morris International, Inc.	295,800	10,524,564
Reynolds American, Inc.	215,000	7,705,600

		42,752,950

Total Consumer Staples		372,259,752

Energy (15.8%)
Energy Equipment & Services (0.3%)
BJ Services Co.	171,000	1,701,450
ENSCO International, Inc.	5,600	147,840
Exterran Holdings, Inc.*	38,200	611,964
Global Industries Ltd.*^	24,200	92,928
Helix Energy Solutions Group, Inc.*	48,700	250,318
Helmerich & Payne, Inc.^	60,700	1,382,139
Hercules Offshore, Inc.*	51,700	81,686
Key Energy Services, Inc.*	60,700	174,816
Nabors Industries Ltd.*	140,700	1,405,593
Oil States International, Inc.*	9,700	130,174
Patterson-UTI Energy, Inc.^	34,300	307,328
Pride International, Inc.*	27,600	496,248
Rowan Cos., Inc.	42,500	508,725
SEACOR Holdings, Inc.*^	10,700	623,917
Tidewater, Inc.	28,900	1,073,057
Unit Corp.*^	6,500	135,980

		9,124,163

Oil, Gas & Consumable Fuels (15.5%)
Anadarko Petroleum Corp.	272,400	10,593,636
Apache Corp.	318,900	20,438,301
BP plc (ADR)	112,100	4,495,210
Cabot Oil & Gas Corp.	32,800	773,096
Chesapeake Energy Corp.	211,900	3,615,014
Chevron Corp.	1,528,100	102,749,444
Cimarex Energy Co.	48,200	885,916
ConocoPhillips	1,095,500	42,899,780
Devon Energy Corp.	496,900	22,206,461
El Paso Corp.	321,200	2,007,500
Encore Acquisition Co.*	23,200	539,864
EOG Resources, Inc.	76,300	4,178,188
Exxon Mobil Corp.	2,848,900	194,010,090
Forest Oil Corp.*^	56,500	742,975
Marathon Oil Corp.	412,000	10,831,480
Mariner Energy, Inc.*	13,700	106,175
Newfield Exploration Co.*	76,700	1,741,090
Noble Energy, Inc.	93,800	5,053,944
Occidental Petroleum Corp.	186,700	10,389,855
Overseas Shipholding Group, Inc.	13,100	296,977
Petrohawk Energy Corp.*	8,300	159,609
Pioneer Natural Resources Co.^	69,500	1,144,665
Plains Exploration & Production Co.*	5,500	94,765
Royal Dutch Shell plc (ADR), Class A	188,600	8,354,980
Southern Union Co.	64,800	986,256
Spectra Energy Corp.	368,300	5,207,762
St. Mary Land & Exploration Co.^	21,000	277,830
Sunoco, Inc.^	27,600	730,848
Teekay Corp.^	24,500	348,635

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tesoro Corp.	56,800	$765,096
Valero Energy Corp.	307,500	5,504,250
XTO Energy, Inc.	286,800	8,781,816

		470,911,508

Total Energy		480,035,671

Financials (17.2%)
Capital Markets (3.6%)
Allied Capital Corp.	103,900	165,201
American Capital Ltd.^	118,000	220,660
Ameriprise Financial, Inc.	129,200	2,647,308
Bank of New York Mellon Corp.	665,600	18,803,200
BlackRock, Inc.^	2,800	364,112
Deutsche Bank AG (Registered)^	227,500	9,247,875
E*TRADE Financial Corp.*^	218,300	279,424
Franklin Resources, Inc.	42,000	2,262,540
Goldman Sachs Group, Inc.	362,100	38,389,842
Invesco Ltd.	197,100	2,731,806
Investment Technology Group, Inc.*	2,100	53,592
Janus Capital Group, Inc.	6,600	43,890
Jefferies Group, Inc.	73,200	1,010,160
Legg Mason, Inc.^	80,900	1,286,310
MF Global Ltd.*^	30,500	129,015
Morgan Stanley	1,025,000	23,339,250
Northern Trust Corp.	12,400	741,768
Raymond James Financial, Inc.^	55,600	1,095,320
State Street Corp.^	182,700	5,623,506

		108,434,779

Commercial Banks (3.0%)
Associated Banc-Corp.	74,100	1,144,104
Bancorpsouth, Inc.^	47,900	998,236
Bank of Hawaii Corp.^	27,900	920,142
BB&T Corp.^	318,200	5,383,944
BOK Financial Corp.	13,000	449,150
CapitalSource, Inc.	113,100	137,982
City National Corp./California^	23,300	786,841
Comerica, Inc.^	87,500	1,602,125
Commerce Bancshares, Inc./Missouri	36,100	1,310,430
Cullen/Frost Bankers, Inc.^	34,200	1,605,348
Fifth Third Bancorp^	292,400	853,808
First Citizens BancShares, Inc./North Carolina, Class A	3,600	474,480
First Horizon National Corp.^	125,362	1,346,385
Fulton Financial Corp.	101,200	670,956
Huntington Bancshares, Inc./Ohio^	213,100	353,746
KeyCorp	286,400	2,253,968
M&T Bank Corp.^	38,300	1,732,692
Marshall & Ilsley Corp.	150,800	849,004
PNC Financial Services Group, Inc.	247,654	7,253,786
Popular, Inc.^	163,500	356,430
Regions Financial Corp.	404,300	1,722,318
SunTrust Banks, Inc.	205,600	2,413,744
Synovus Financial Corp.	163,400	531,050
TCF Financial Corp.^	73,600	865,536
U.S. Bancorp	1,201,000	17,546,610
Valley National Bancorp^	77,800	962,386
Webster Financial Corp.^	30,500	129,625
Wells Fargo & Co.	2,455,483	34,966,078
Whitney Holding Corp./Louisiana	39,100	447,695
Wilmington Trust Corp.	39,100	378,879
Zions Bancorporation	67,000	658,610

		91,106,088

Consumer Finance (0.2%)
American Express Co.	94,300	1,285,309
AmeriCredit Corp.*^	76,400	$447,704
Capital One Financial Corp.	257,400	3,150,576
Discover Financial Services	278,900	1,759,859
SLM Corp.*^	30,900	152,955
Student Loan Corp.	2,300	99,912

		6,896,315

Diversified Financial Services (3.5%)
Bank of America Corp.	3,684,187	25,126,155
CIT Group, Inc.	226,100	644,385
Citigroup, Inc.^	3,168,000	8,015,040
CME Group, Inc.	11,600	2,858,124
JPMorgan Chase & Co.	2,402,300	63,853,134
Leucadia National Corp.*^	103,300	1,538,137
Moody’s Corp.	114,600	2,626,632
NASDAQ OMX Group, Inc.*	35,800	700,964
NYSE Euronext, Inc.	61,300	1,097,270

		106,459,841

Insurance (5.1%)
ACE Ltd.	82,600	3,337,040
Alleghany Corp.*^	3,060	828,740
Allied World Assurance Co. Holdings Ltd./Bermuda	28,400	1,080,052
Allstate Corp.	737,900	14,130,785
American Financial Group, Inc./Ohio^	45,700	733,485
American International Group, Inc.^	1,351,800	1,351,800
American National Insurance Co.	9,200	482,172
Aon Corp.	161,600	6,596,512
Arch Capital Group Ltd.*	26,800	1,443,448
Arthur J. Gallagher & Co.	54,000	918,000
Assurant, Inc.	68,800	1,498,464
Axis Capital Holdings Ltd.	60,800	1,370,432
Brown & Brown, Inc.	51,300	970,083
Chubb Corp.	212,700	9,001,464
Cincinnati Financial Corp.	84,800	1,939,376
CNA Financial Corp.^	15,900	145,644
Conseco, Inc.*^	107,400	98,808
Endurance Specialty Holdings Ltd.	28,800	718,272
Erie Indemnity Co., Class A	17,100	584,478
Everest Reinsurance Group Ltd.	36,100	2,555,880
Fidelity National Financial, Inc., Class A	124,400	2,427,044
First American Corp.	53,800	1,426,238
Genworth Financial, Inc., Class A	2,404,100	4,567,790
Hanover Insurance Group, Inc.	29,900	861,718
Hartford Financial Services Group, Inc.^	365,500	2,869,175
HCC Insurance Holdings, Inc.	67,100	1,690,249
Lincoln National Corp.	441,400	2,952,966
Loews Corp.	182,700	4,037,670
Markel Corp.*	5,800	1,646,504
Marsh & McLennan Cos., Inc.	297,700	6,028,425
MBIA, Inc.*^	124,400	569,752
Mercury General Corp.^	15,500	460,350
MetLife, Inc.	824,600	18,776,142
Old Republic International Corp.^	134,100	1,450,962
OneBeacon Insurance Group Ltd., Class A	14,000	135,240
PartnerReinsurance Ltd.	31,600	1,961,412
Principal Financial Group, Inc.^	150,600	1,231,908
Progressive Corp.*	394,200	5,298,048
Protective Life Corp.^	40,600	213,150
Prudential Financial, Inc.	342,800	6,520,056
Reinsurance Group of America, Inc.	40,000	1,295,600

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceReinsurance Holdings Ltd.	35,700	$1,765,008
StanCorp Financial Group, Inc.^	28,500	649,230
Torchmark Corp.	49,500	1,298,385
Transatlantic Holdings, Inc.	11,900	424,473
Travelers Cos., Inc.	582,400	23,668,736
Unitrin, Inc.	23,900	334,122
Unum Group^	501,300	6,266,250
W.R. Berkley Corp.	79,200	1,785,960
Wesco Financial Corp.	800	220,800
White Mountains Insurance Group Ltd.	5,200	893,932
XL Capital Ltd., Class A	192,500	1,051,050

		154,563,280

Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)^	18,700	680,680
AMB Property Corp. (REIT)	57,000	820,800
Annaly Capital Management, Inc. (REIT)	312,900	4,339,923
Apartment Investment & Management Co. (REIT), Class A	35,942	196,962
AvalonBay Communities, Inc. (REIT)	44,771	2,106,923
Boston Properties, Inc. (REIT)	69,700	2,441,591
Brandywine Realty Trust (REIT)^	50,900	145,065
BRE Properties, Inc. (REIT)	28,000	549,640
Camden Property Trust (REIT)^	11,300	243,854
CBL & Associates Properties, Inc. (REIT)^	38,500	90,860
Developers Diversified Realty Corp. (REIT)^	74,800	159,324
Digital Realty Trust, Inc. (REIT)	14,100	467,838
Douglas Emmett, Inc. (REIT)	70,500	520,995
Duke Realty Corp. (REIT)^	85,300	469,150
Equity Residential (REIT)	157,400	2,888,290
Essex Property Trust, Inc. (REIT)^	11,700	670,878
Federal Realty Investment Trust (REIT)^	24,200	1,113,200
General Growth Properties, Inc. (REIT)	72,600	51,546
HCP, Inc. (REIT)^	129,100	2,304,435
Health Care REIT, Inc. (REIT)	56,100	1,716,099
Hospitality Properties Trust (REIT)	54,600	655,200
Host Hotels & Resorts, Inc. (REIT)	303,800	1,190,896
HRPT Properties Trust (REIT)	131,100	418,209
iStar Financial, Inc. (REIT)^	78,200	219,742
Kilroy Realty Corp. (REIT)^	17,300	297,387
Kimco Realty Corp. (REIT)^	134,000	1,021,080
Liberty Property Trust (REIT)	57,100	1,081,474
Mack-Cali Realty Corp. (REIT)	38,200	756,742
Nationwide Health Properties, Inc. (REIT)	54,000	1,198,260
Plum Creek Timber Co., Inc. (REIT)^	67,100	1,950,597
ProLogis (REIT)^	152,500	991,250
Public Storage (REIT)	73,600	4,066,400
Rayonier, Inc. (REIT)	40,000	1,208,800
Regency Centers Corp. (REIT)	40,700	1,081,399
SL Green Realty Corp. (REIT)^	33,900	366,120
UDR, Inc. (REIT)^	86,505	744,808
Ventas, Inc. (REIT)	63,000	1,424,430
Vornado Realty Trust (REIT)^	79,206	2,632,799
Weingarten Realty Investors (REIT)^	43,200	$411,264

		43,694,910

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	82,000	330,460
Jones Lang LaSalle, Inc.	20,100	467,526
St. Joe Co.*	8,600	143,964

		941,950

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.^	48,900	449,391
Capitol Federal Financial	8,200	310,042
Fannie Mae^	619,300	433,510
Freddie Mac^	31,200	23,712
Hudson City Bancorp, Inc.	197,200	2,305,268
MGIC Investment Corp.^	72,700	103,234
New York Community Bancorp, Inc.^	199,400	2,227,298
People’s United Financial, Inc.	201,300	3,617,361
TFS Financial Corp.	49,400	599,222
Tree.com, Inc.*	3,100	14,322
Washington Federal, Inc.	51,000	677,790

		10,761,150

Total Financials		522,858,313

Health Care (15.1%)
Biotechnology (1.3%)
Amgen, Inc.*	822,400	40,725,248

Health Care Equipment & Supplies (0.8%)
Beckman Coulter, Inc.	7,000	357,070
Boston Scientific Corp.*	814,100	6,472,095
Cooper Cos., Inc.^	26,200	692,728
Covidien Ltd.	290,700	9,662,868
Hill-Rom Holdings, Inc.	31,300	309,557
Hologic, Inc.*	74,400	973,896
Hospira, Inc.*	113,500	3,502,610
Inverness Medical Innovations, Inc.*^	22,300	593,849
Teleflex, Inc.	23,100	902,979
Zimmer Holdings, Inc.*	44,200	1,613,300

		25,080,952

Health Care Providers & Services (1.6%)
Aetna, Inc.	100,700	2,450,031
AmerisourceBergen Corp.	77,800	2,540,948
Brookdale Senior Living, Inc.^	20,900	105,545
Cardinal Health, Inc.	384,800	12,113,504
CIGNA Corp.	140,700	2,474,913
Community Health Systems, Inc.*	43,300	664,222
Coventry Health Care, Inc.*	70,200	908,388
DaVita, Inc.*	10,300	452,685
Health Management Associates, Inc., Class A*	47,800	123,324
Health Net, Inc.*^	59,000	854,320
Henry Schein, Inc.*	3,800	152,038
Humana, Inc.*	42,500	1,108,400
LifePoint Hospitals, Inc.*	31,500	657,090
Lincare Holdings, Inc.*^	3,800	82,840
McKesson Corp.	45,500	1,594,320
MEDNAX, Inc.*	4,000	117,880
Omnicare, Inc.	57,500	1,408,175
Quest Diagnostics, Inc.	16,500	783,420
Tenet Healthcare Corp.*	121,000	140,360
UnitedHealth Group, Inc.	451,100	9,441,523
Universal Health Services, Inc., Class B	27,500	1,054,350

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
WellPoint, Inc.*	261,900	$9,944,343

		49,172,619

Health Care Technology (0.1%)
HLTH Corp.*	42,000	434,700
IMS Health, Inc.	82,500	1,028,775

		1,463,475

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*^	21,600	587,736
Life Technologies Corp.*	35,800	1,162,784
PerkinElmer, Inc.	38,000	485,260
Thermo Fisher Scientific, Inc.*	160,600	5,728,602

		7,964,382

Pharmaceuticals (11.0%)
Abbott Laboratories, Inc.	193,500	9,229,950
AstraZeneca plc (ADR)	104,800	3,715,160
Bristol-Myers Squibb Co.	636,000	13,941,120
Eli Lilly & Co.	812,200	27,135,602
Endo Pharmaceuticals Holdings, Inc.*	6,500	114,920
Forest Laboratories, Inc.*	161,900	3,555,324
GlaxoSmithKline plc (ADR)	103,700	3,221,959
Johnson & Johnson	1,567,100	82,429,460
King Pharmaceuticals, Inc.*	143,500	1,014,545
Merck & Co., Inc.^	1,523,400	40,750,950
Mylan, Inc.*^	144,500	1,937,745
Pfizer, Inc.	5,411,200	73,700,544
Sanofi-Aventis S.A. (ADR)	242,700	6,778,611
Schering-Plough Corp.	784,800	18,482,040
Watson Pharmaceuticals, Inc.*^	30,700	955,077
Wyeth	1,121,100	48,252,144

		335,215,151

Total Health Care		459,621,827

Industrials (6.2%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	10,900	730,082
BE Aerospace, Inc.*	4,000	34,680
Boeing Co.	87,900	3,127,482
General Dynamics Corp.	253,000	10,522,270
L-3 Communications Holdings, Inc.	16,100	1,091,580
Northrop Grumman Corp.	189,100	8,252,324
Raytheon Co.	200,100	7,791,894
Spirit AeroSystems Holdings, Inc., Class A*^	60,900	607,173
United Technologies Corp.	367,200	15,782,256

		47,939,741

Air Freight & Logistics (0.3%)
FedEx Corp.	180,400	8,025,996
UTi Worldwide, Inc.	5,500	65,725

		8,091,721

Airlines (0.2%)
AMR Corp.*^	80,600	257,114
Continental Airlines, Inc., Class B*^	71,800	632,558
Copa Holdings S.A., Class A	4,600	131,882
Delta Air Lines, Inc.*	262,000	1,475,060
Southwest Airlines Co.	425,800	2,695,314
UAL Corp.*^	431,000	1,930,880

		7,122,808

Building Products (0.1%)
Armstrong World Industries, Inc.*	11,700	128,817
Masco Corp.^	210,400	1,468,592
Owens Corning, Inc.*	44,300	400,472
USG Corp.*	17,500	$133,175

		2,131,056

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	61,900	1,382,846
Cintas Corp.	76,600	1,893,552
Corrections Corp. of America*^	8,200	105,042
Pitney Bowes, Inc.	11,600	270,860
R.R. Donnelley & Sons Co.	123,500	905,255
Republic Services, Inc.	106,230	1,821,845
Steelcase, Inc., Class A	36,000	180,360
Waste Management, Inc.	204,400	5,232,640

		11,792,400

Construction & Engineering (0.1%)
Aecom Technology Corp.*	6,200	161,696
KBR, Inc.	18,600	256,866
Quanta Services, Inc.*	25,400	544,830
URS Corp.*	40,300	1,628,523

		2,591,915

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	325,600	8,420,016
Emerson Electric Co.	94,100	2,689,378
Hubbell, Inc., Class B	18,400	496,064
Thomas & Betts Corp.*	31,000	775,620

		12,381,078

Industrial Conglomerates (2.1%)
Carlisle Cos., Inc.	31,600	620,308
General Electric Co.	6,123,000	61,903,530

		62,523,838

Machinery (0.7%)
AGCO Corp.*	14,600	286,160
Crane Co.	29,500	497,960
Danaher Corp.	44,500	2,412,790
Dover Corp.	13,800	364,044
Eaton Corp.	52,500	1,935,150
Flowserve Corp.	18,400	1,032,608
Gardner Denver, Inc.*	30,500	663,070
IDEX Corp.^	5,300	115,911
Illinois Tool Works, Inc.	259,000	7,990,150
Ingersoll-Rand Co., Ltd., Class A	150,400	2,075,520
ITT Corp.	25,600	984,832
Kennametal, Inc.	35,200	570,592
Lincoln Electric Holdings, Inc.^	7,900	250,351
Oshkosh Corp.^	13,100	88,294
Pentair, Inc.	57,600	1,248,192
Terex Corp.*	55,200	510,600
Timken Co.	45,600	636,576
Trinity Industries, Inc.^	47,100	430,494

		22,093,294

Marine (0.0%)
Alexander & Baldwin, Inc.	24,000	456,720

Professional Services (0.1%)
Dun & Bradstreet Corp.	9,500	731,500
Equifax, Inc.	35,200	860,640
Manpower, Inc.	42,700	1,346,331

		2,938,471

Road & Rail (0.2%)
Avis Budget Group, Inc.*^	58,800	53,508
Con-way, Inc.	22,100	396,253
Hertz Global Holdings, Inc.*^	177,400	697,182
Kansas City Southern*	9,500	120,745
Norfolk Southern Corp.	155,500	5,248,125

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Ryder System, Inc.	22,400	$634,144

		7,149,957

Trading Companies & Distributors (0.0%)
GATX Corp.^	25,100	507,773
United Rentals, Inc.*	34,500	145,245
WESCO International, Inc.*	6,500	117,780

		770,798

Total Industrials		187,983,797

Information Technology (6.4%)
Communications Equipment (1.6%)
ADC Telecommunications, Inc.*^	56,100	246,279
Brocade Communications Systems, Inc.*	187,900	648,255
Cisco Systems, Inc.*	730,500	12,250,485
Corning, Inc.	270,900	3,594,843
EchoStar Corp., Class A*^	22,600	335,158
JDS Uniphase Corp.*	56,500	183,625
Motorola, Inc.	3,154,700	13,344,381
Nokia Oyj (ADR)	1,172,400	13,681,908
Telefonaktiebolaget LM Ericsson (ADR)	452,800	3,663,152
Tellabs, Inc.*	231,200	1,058,896

		49,006,982

Computers & Peripherals (1.5%)
Diebold, Inc.	6,300	134,505
EMC Corp.*	363,200	4,140,480
Hewlett-Packard Co.	307,700	9,864,862
International Business Machines Corp.	170,800	16,548,812
Lexmark International, Inc., Class A*	45,600	769,272
NCR Corp.*	9,000	71,550
QLogic Corp.*	70,500	783,960
SanDisk Corp.*	105,000	1,328,250
Seagate Technology	145,500	874,455
Sun Microsystems, Inc.*	429,700	3,145,404
Teradata Corp.*	53,300	864,526
Western Digital Corp.*	401,500	7,765,010

		46,291,086

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	66,500	1,267,490
AU Optronics Corp. (ADR)^	719,025	6,032,620
Avnet, Inc.*	49,100	859,741
AVX Corp.	26,300	238,804
Ingram Micro, Inc., Class A*	193,200	2,442,048
Jabil Circuit, Inc.	63,000	350,280
Molex, Inc.	56,500	776,310
Tech Data Corp.*	24,900	542,322
Tyco Electronics Ltd.^	513,700	5,671,248
Vishay Intertechnology, Inc.*	257,800	897,144

		19,078,007

Internet Software & Services (0.0%)
IAC/InterActiveCorp.*	46,700	711,241

IT Services (0.4%)
Affiliated Computer Services, Inc.,
Class A*	37,800	1,810,242
Computer Sciences Corp.*	88,000	3,241,920
Convergys Corp.*	71,900	580,952
DST Systems, Inc.*	4,400	152,328
Fidelity National Information Services, Inc.	87,700	1,596,140
Genpact Ltd.*	1,800	15,948
Lender Processing Services, Inc.	43,900	1,343,779
SAIC, Inc.*	98,100	$1,831,527
Unisys Corp.*	93,000	49,290

		10,622,126

Office Electronics (0.1%)
Xerox Corp.	523,200	2,380,560
Zebra Technologies Corp., Class A*^	2,300	43,746

		2,424,306

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*^	308,800	941,840
Atmel Corp.*	93,800	340,494
Cree, Inc.*^	30,600	720,018
Fairchild Semiconductor International, Inc.*	72,400	270,052
Integrated Device Technology, Inc.*^	54,800	249,340
Intel Corp.	984,800	14,821,240
International Rectifier Corp.*	32,900	444,479
Intersil Corp., Class A^	47,400	545,100
KLA-Tencor Corp.	6,300	126,000
Lam Research Corp.*	6,200	141,174
LSI Corp.*	89,700	272,688
Micron Technology, Inc.*^	387,400	1,572,844
Novellus Systems, Inc.*	40,600	675,178
NVIDIA Corp.*	498,300	4,913,238
Teradyne, Inc.*	37,200	162,936

		26,196,621

Software (1.3%)
Amdocs Ltd.*^	65,900	1,220,468
CA, Inc.	120,400	2,120,244
Cadence Design Systems, Inc.*	150,000	630,000
Compuware Corp.*	59,200	390,128
McAfee, Inc.*^	9,000	301,500
Microsoft Corp.	954,500	17,534,165
Novell, Inc.*	112,600	479,676
Symantec Corp.*^	1,049,600	15,681,024
Synopsys, Inc.*	82,500	1,710,225

		40,067,430

Total Information Technology		194,397,799

Materials (2.8%)
Chemicals (1.1%)
Ashland, Inc.^	39,300	405,969
Cabot Corp.	37,500	394,125
Celanese Corp., Class A	10,800	144,396
Cytec Industries, Inc.	27,700	416,054
Dow Chemical Co.	541,400	4,564,002
E.I. du Pont de Nemours & Co.	524,100	11,703,153
Eastman Chemical Co.	216,700	5,807,560
FMC Corp.	26,700	1,151,838
Huntsman Corp.	84,200	263,546
Intrepid Potash, Inc.*^	8,700	160,515
Lubrizol Corp.	39,600	1,346,796
Nalco Holding Co.	6,000	78,420
PPG Industries, Inc.	85,000	3,136,500
Rohm & Haas Co.	12,000	946,080
RPM International, Inc.	75,100	956,023
Scotts Miracle-Gro Co., Class A^	5,300	183,910
Sigma-Aldrich Corp.	33,600	1,269,744
Valhi, Inc.^	2,100	19,698
Valspar Corp.	58,300	1,164,251

		34,112,580

Construction Materials (0.1%)
Eagle Materials, Inc.	2,700	65,475
Martin Marietta Materials, Inc.^	1,800	142,740

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.^	63,700	$2,821,273

		3,029,488

Containers & Packaging (0.6%)
AptarGroup, Inc.	32,200	1,002,708
Ball Corp.	48,400	2,100,560
Bemis Co., Inc.	58,000	1,216,260
Owens-Illinois, Inc.*	259,100	3,741,404
Packaging Corp. of America	46,300	602,826
Pactiv Corp.*	76,100	1,110,299
Sealed Air Corp.	456,100	6,294,180
Sonoco Products Co.	57,900	1,214,742
Temple-Inland, Inc.^	61,800	331,866

		17,614,845

Metals & Mining (0.6%)
Alcoa, Inc.	105,700	775,838
Carpenter Technology Corp.	24,100	340,292
Century Aluminum Co.*	15,400	32,494
Commercial Metals Co.^	66,400	766,920
Freeport-McMoRan Copper & Gold, Inc.	239,300	9,119,723
Nucor Corp.	144,800	5,527,016
Reliance Steel & Aluminum Co.	36,500	961,045
Schnitzer Steel Industries, Inc., Class A	10,900	342,151
Steel Dynamics, Inc.	68,800	606,128
Titanium Metals Corp.	40,600	222,082
United States Steel Corp.^	3,600	76,068

		18,769,757

Paper & Forest Products (0.4%)
Domtar Corp.*^	285,600	271,320
International Paper Co.	248,800	1,751,552
MeadWestvaco Corp.	484,000	5,803,160
Weyerhaeuser Co.	122,900	3,388,353

		11,214,385

Total Materials		84,741,055

Telecommunication Services (6.5%)
Diversified Telecommunication Services (5.8%)
AT&T, Inc.	4,252,400	107,160,480
CenturyTel, Inc.^	58,300	1,639,396
Embarq Corp.	42,700	1,616,195
Frontier Communications Corp.	146,700	1,053,306
Qwest Communications International, Inc.^	440,200	1,505,484
Verizon Communications, Inc.	2,036,300	61,496,260
Windstream Corp.	130,600	1,052,636

		175,523,757

Wireless Telecommunication Services (0.7%)
Clearwire Corp., Class A*^	4,100	21,115
Crown Castle International Corp.*	130,300	2,659,423
Leap Wireless International, Inc.*	27,900	972,873
Sprint Nextel Corp.*	4,523,200	16,147,824
Telephone & Data Systems, Inc.	34,800	922,548
U.S. Cellular Corp.*	5,700	190,038

		20,913,821

Total Telecommunication Services		196,437,578

Utilities (6.1%)
Electric Utilities (2.8%)
American Electric Power Co., Inc.	279,600	7,062,696
DPL, Inc.	61,000	1,374,940
Duke Energy Corp.	735,900	10,538,088
Edison International	385,800	11,114,898
Entergy Corp.	32,600	2,219,734
Exelon Corp.	190,900	$8,664,951
FirstEnergy Corp.^	177,400	6,847,640
FPL Group, Inc.^	237,500	12,048,375
Great Plains Energy, Inc.^	68,900	928,083
Hawaiian Electric Industries, Inc.	52,400	719,976
Northeast Utilities	90,400	1,951,736
NV Energy, Inc.	100,100	939,939
Pepco Holdings, Inc.	117,100	1,461,408
Pinnacle West Capital Corp.^	58,600	1,556,416
Progress Energy, Inc.	152,100	5,515,146
Southern Co.	446,500	13,671,830

		86,615,856

Gas Utilities (0.3%)
AGL Resources, Inc.	44,500	1,180,585
Atmos Energy Corp.	52,500	1,213,800
Energen Corp.	33,800	984,594
National Fuel Gas Co.	47,300	1,450,691
ONEOK, Inc.	60,700	1,373,641
Questar Corp.	62,600	1,842,318
UGI Corp.	62,200	1,468,542

		9,514,171

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	9,800	202,468
Dynegy, Inc., Class A*^	288,100	406,221
Mirant Corp.*	32,700	372,780
NRG Energy, Inc.*	85,500	1,504,800
Reliant Energy, Inc.*	841,200	2,683,428

		5,169,697

Multi-Utilities (2.7%)
Alliant Energy Corp.	212,800	5,254,032
Ameren Corp.	199,500	4,626,405
CenterPoint Energy, Inc.	70,100	731,143
CMS Energy Corp.^	411,800	4,875,712
Consolidated Edison, Inc.	187,300	7,418,953
Dominion Resources, Inc.	422,100	13,080,879
DTE Energy Co.	94,900	2,628,730
Integrys Energy Group, Inc.	44,500	1,158,780
MDU Resources Group, Inc.	106,400	1,717,296
NiSource, Inc.	236,400	2,316,720
NSTAR	62,200	1,982,936
OGE Energy Corp.	53,500	1,274,370
PG&E Corp.	207,900	7,945,938
SCANA Corp.	67,900	2,097,431
Sempra Energy	145,700	6,737,168
TECO Energy, Inc.	518,000	5,775,700
Vectren Corp.	47,100	993,339
Wisconsin Energy Corp.	113,500	4,672,795
Xcel Energy, Inc.^	414,800	7,727,724

		83,016,051

Water Utilities (0.1%)
American Water Works Co., Inc.	36,700	706,108
Aqua America, Inc.^	77,700	1,554,000

		2,260,108

Total Utilities		186,575,883

Total Common Stocks (98.4%) (Cost $4,075,864,029)		2,989,012,657

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.4%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$12,000,000	$12,000,000
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	36,391,890	36,391,890
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	1,200,000
Merrill Lynch & Co., Inc.
0.42%, 6/29/09 (l)	5,000,000	4,959,430
Monumental Global Funding II
0.40%, 3/26/10 (l)	1,000,000	928,959
Tango Finance Corp.
0.37%, 6/25/09 (l)	9,999,088	9,970,470
Wells Fargo & Co.
0.44%, 8/3/09 (l)	7,500,000	7,446,743

Total Short-Term Investments of Cash Collateral for Securities Loaned		72,897,492

Time Deposit (1.7%)
JPMorgan Chase Nassau
0.004%, 4/1/09	50,572,963	50,572,963

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $132,463,941)		123,470,455

Total Investments (102.5%) (Cost/Amortized Cost $4,208,327,970)		3,112,483,112
Other Assets Less Liabilities (-2.5%)		(74,819,827)

Net Assets (100%)		$3,037,663,285

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR— American Depositary Receipt

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Depreciation
S&P 500 E-Mini Index	156	June-09	$6,367,046	$6,199,440	$(167,606)

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$2,989,012,657	$123,470,455	$—	$3,112,483,112
Other Investments*	—	—	—	—

Total	$2,989,012,657	$123,470,455	$—	$3,112,483,112

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	167,606	—	—	167,606

Total	$167,606	$—	$—	$167,606

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$271,787,556
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$135,945,649

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,883,628
Aggregate gross unrealized depreciation	(1,207,447,626)

Net unrealized depreciation	$(1,096,563,998)

Federal income tax cost of investments	$4,209,047,110

At March 31, 2009, the Portfolio had loaned securities with a total value of $81,132,921. This was secured by collateral of $81,890,978, which was received as cash and subsequently invested in short-term investments currently valued at $72,897,492, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $541,357,502 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.6%)
Asset-Backed Securities (6.0%)
Honda Auto Receivables Owner Trust, Series 2006-2 A3
5.300%, 7/21/10	$865,783	$868,848
SLM Student Loan Trust, Series 2008-5 A1
1.959%, 10/25/13(l)	12,245,514	12,207,336

		13,076,184

Non-Agency CMO (6.6%)
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18 A4
5.700%, 6/11/50	1,790,000	1,357,443
Citigroup Commercial Mortgage Trust, Inc., Series 2006-C4 A3
5.726%, 3/15/49(l)	2,000,000	1,499,755
Series 2006-C5 A4
5.431%, 10/15/49	890,000	616,019
LB-UBS Commercial Mortgage Trust, Series 2007-C1 AM
5.455%, 2/15/40	1,600,000	711,427
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15 A4
4.803%, 10/15/41	1,975,000	1,579,675
Series 2005-C22 A4
5.265%, 12/15/44(l)	3,525,000	2,715,293
Series 2006-C25 A4
5.741%, 5/15/43(l)	3,925,000	3,121,939
Series 2007-C33 A4
5.903%, 2/15/51(l)	3,100,000	1,902,084
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8 2A2
6.000%, 7/25/37	1,805,000	966,531

		14,470,166

Total Asset-Backed and Mortgage-Backed Securities		27,546,350

Corporate Bonds (51.1%)
Consumer Discretionary (3.7%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.700%, 2/1/39	$100,000	96,922

Media (3.4%)
Comcast Corp.
6.950%, 8/15/37	2,725,000	2,537,553
COX Communications, Inc.
6.950%, 6/1/38§	1,100,000	888,298
News America Holdings, Inc.
7.700%, 10/30/25^	10,000	8,765
News America, Inc.
6.650%, 11/15/37	2,850,000	2,135,625
Time Warner Cable, Inc.
7.300%, 7/1/38^	1,970,000	1,780,033

		7,350,274

Multiline Retail (0.3%)
Target Corp.
7.000%, 1/15/38	700,000	655,712

Total Consumer Discretionary		8,102,908

Consumer Staples (3.9%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
8.200%, 1/15/39§	$350,000	$343,432

Food & Staples Retailing (2.2%)
CVS Caremark Corp.
6.250%, 6/1/27^	1,280,000	1,179,553
Tesco plc
6.150%, 11/15/37§	1,395,000	1,261,801
Wal-Mart Stores, Inc.
6.200%, 4/15/38	2,300,000	2,324,776

		4,766,130

Food Products (0.8%)
Kraft Foods, Inc.
6.875%, 2/1/38	1,800,000	1,767,666

Household Products (0.4%)
Kimberly-Clark Corp.
6.625%, 8/1/37^	575,000	626,105
Procter & Gamble Co.
5.550%, 3/5/37	200,000	203,710

		829,815

Tobacco (0.4%)
Philip Morris International, Inc.
6.375%, 5/16/38	875,000	847,395

Total Consumer Staples		8,554,438

Energy (5.9%)
Energy Equipment & Services (1.5%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,333,156

Oil, Gas & Consumable Fuels (4.4%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	1,080,000	754,882
Burlington Resources Finance Co.
7.400%, 12/1/31	2,475,000	2,595,023
Canadian Natural Resources Ltd.
6.750%, 2/1/39	2,025,000	1,603,057
Devon Energy Corp.
7.950%, 4/15/32	750,000	776,644
EnCana Corp.
6.500%, 8/15/34	1,445,000	1,188,193
Shell International Finance B.V.
6.375%, 12/15/38	475,000	500,186
Valero Energy Corp.
6.625%, 6/15/37	295,000	208,529
XTO Energy, Inc.
6.375%, 6/15/38	2,263,000	2,016,236

		9,642,750

Total Energy		12,975,906

Financials (14.5%)
Capital Markets (0.5%)
Lehman Brothers Holdings, Inc.
0.000%, 9/15/22(h)	1,550,000	186,000
7.000%, 9/27/27(h)	3,150,000	401,625
6.875%, 7/17/37(h)	7,330,000	733
Morgan Stanley
5.550%, 4/27/17	600,000	533,906

		1,122,264

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Banks (5.2%)
Depfa ACS Bank
5.125%, 3/16/37§	$1,925,000	$1,007,924
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	4,756,500
FleetBoston Financial Corp.
6.875%, 1/15/28	750,000	466,391
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	823,061
RBS Capital Trust IV
2.020%, 9/29/49(l)	1,250,000	436,438
UBS AG/Connecticut
5.875%, 12/20/17	1,875,000	1,612,671
UBS AG/New York
7.750%, 9/1/26	2,000,000	1,625,830
Wachovia Bank N.A.
6.600%, 1/15/38	730,000	577,324

		11,306,139

Consumer Finance (0.3%)
SLM Corp.
1.459%, 1/27/14(l)	1,575,000	722,065

Diversified Financial Services (4.9%)
Bank of America N.A.
6.100%, 6/15/17	2,350,000	1,703,073
E. ON International Finance B.V.
6.650%, 4/30/38§	1,375,000	1,320,384
General Electric Capital Corp.
6.150%, 8/7/37	4,185,000	3,094,887
JPMorgan Chase & Co.
7.900%, 4/29/49(l)^	840,000	539,817
JPMorgan Chase Capital XXII
6.450%, 2/2/37	925,000	584,876
JPMorgan Chase Capital XXV
6.800%, 10/1/37	3,240,000	2,145,758
TIAA Global Markets, Inc.
5.125%, 10/10/12§	1,275,000	1,262,051

		10,650,846

Insurance (3.6%)
Allstate Corp.
6.500%, 5/15/57(l)^	775,000	403,000
American International Group, Inc.
8.175%, 5/15/58(l)§	1,469,000	125,160
Chubb Corp.
6.500%, 5/15/38	900,000	863,675
Lincoln National Corp.
6.300%, 10/9/37	1,250,000	535,926
MetLife, Inc.
5.700%, 6/15/35	1,200,000	828,987
6.400%, 12/15/36	1,015,000	426,300
Progressive Corp.
6.700%, 6/15/37(l)	1,600,000	719,739
Prudential Financial, Inc.
5.700%, 12/14/36	1,125,000	540,458
6.625%, 12/1/37	1,380,000	746,849
Travelers Cos., Inc.
6.250%, 3/15/37(l)	1,050,000	557,195
6.250%, 6/15/37	2,450,000	2,241,672

		7,988,961

Total Financials		31,790,275

Health Care (4.5%)
Health Care Equipment & Supplies (0.6%)
Covidien International Finance S.A.
6.550%, 10/15/37	$1,350,000	$1,329,402

Pharmaceuticals (3.9%)
Abbott Laboratories, Inc.
6.150%, 11/30/37^	1,200,000	1,226,029
Bristol-Myers Squibb Co.
6.125%, 5/1/38	950,000	948,021
Eli Lilly & Co.
5.550%, 3/15/37	885,000	840,537
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38^	1,125,000	1,136,092
Schering-Plough Corp.
6.550%, 9/15/37	1,600,000	1,626,957
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	1,325,000	1,222,308
Wyeth
6.000%, 2/15/36	630,000	587,906
5.950%, 4/1/37	975,000	918,193

		8,506,043

Total Health Care		9,835,445

Industrials (2.2%)
Aerospace & Defense (0.9%)
Honeywell International, Inc.
6.625%, 6/15/28	620,000	662,284
United Technologies Corp.
6.125%, 7/15/38	1,400,000	1,421,340

		2,083,624

Air Freight & Logistics (0.8%)
United Parcel Service, Inc.
6.200%, 1/15/38	1,700,000	1,729,704

Commercial Services & Supplies (0.5%)
President and Fellows of Harvard College
6.500%, 1/15/39§	490,000	564,295

Princeton University
5.700%, 3/1/39	550,000	539,902

		1,104,197

Total Industrials		4,917,525

Information Technology (1.1%)
Computers & Peripherals (0.3%)
International Business Machines Corp.
8.000%, 10/15/38^	600,000	713,002

Software (0.8%)
Oracle Corp.
5.750%, 4/15/18	1,575,000	1,643,700

Total Information Technology		2,356,702

Materials (1.4%)
Metals & Mining (1.4%)
Alcoa, Inc.
5.870%, 2/23/22	1,425,000	862,852
Teck Cominco Ltd.
6.125%, 10/1/35	300,000	147,000
Xstrata Canada Corp.
6.200%, 6/15/35	3,500,000	2,054,853

Total Materials		3,064,705

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (7.4%)
Diversified Telecommunication Services (5.6%)
AT&T, Inc.
6.300%, 1/15/38^	$1,125,000	$987,876
6.550%, 2/15/39	3,650,000	3,310,484
Embarq Corp.
7.995%, 6/1/36	900,000	675,000
Sprint Capital Corp.
6.875%, 11/15/28	2,000,000	1,220,000
Telecom Italia Capital S.A.
6.000%, 9/30/34	1,200,000	818,705
Telefonica Emisiones S.A.U.
7.045%, 6/20/36	1,000,000	1,027,528
Verizon Communications, Inc.
6.900%, 4/15/38^	825,000	797,920
8.950%, 3/1/39	3,025,000	3,476,312

		12,313,825

Wireless Telecommunication Services (1.8%)
Rogers Communications, Inc.
7.500%, 8/15/38^	1,650,000	1,636,239
Vodafone Group plc
6.150%, 2/27/37^	2,275,000	2,145,048

		3,781,287

Total Telecommunication Services		16,095,112

Utilities (6.5%)
Electric Utilities (6.5%)
Duke Energy Carolinas LLC
6.000%, 1/15/38	900,000	897,454
EDP Finance B.V.
6.000%, 2/2/18§	875,000	835,355
6.950%, 1/26/39§	640,000	634,344
Florida Power & Light Co.
5.950%, 2/1/38^	2,000,000	2,021,920
Florida Power Corp.
6.400%, 6/15/38	1,975,000	2,063,413
Georgia Power Co.
5.950%, 2/1/39	650,000	639,244
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	850,000	734,358
PacifiCorp
6.000%, 1/15/39	2,300,000	2,271,450
Public Service Co. of Colorado
6.250%, 9/1/37^	1,250,000	1,297,521
Southern California Edison Co.
5.625%, 2/1/36	350,000	331,680
Series 08-A
5.950%, 2/1/38^	550,000	544,707
Virginia Electric & Power Co.
8.875%, 11/15/38^	1,525,000	1,864,393

Total Utilities		14,135,839

Total Corporate Bonds		111,828,855

Government Securities (38.8%)
Agency CMO (0.4%)
Federal National Mortgage Association
5.000%, 7/1/36 IO STRIPS	$8,235,253	960,581

Foreign Governments (1.5%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,426,532
Republic of Italy
5.375%, 6/15/33	$1,930,000	$1,811,934

		3,238,466

U.S. Government Agencies (9.3%)
Federal National Mortgage Association (Zero Coupon), 10/9/19	27,165,000	14,164,918
6.625%, 11/15/30^	4,750,000	6,233,249

		20,398,167

U.S. Treasuries (27.6%)
U.S. Treasury Bonds
4.500%, 5/15/38	33,985,000	39,677,488
3.500%, 2/15/39^	6,925,000	6,842,800
U.S. Treasury Notes
1.875%, 2/28/14^	2,700,000	2,729,538
1.750%, 3/31/14	2,650,000	2,659,111
3.750%, 11/15/18	5,000,000	5,450,400
2.750%, 2/15/19^	3,130,000	3,147,121

		60,506,458

Total Government Securities		85,103,672

Total Long-Term Debt Securities (102.5%) (Cost $259,471,917)		224,478,877

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.8%)
Bancaja U.S. Debt S.A.U.
1.49%, 7/10/09 (l)	$3,300,301	3,200,962
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	7,000,000	7,000,000
BBVA Senior Finance S.A.
1.38%, 3/12/10 (l)	6,000,000	5,893,194
Comerica Bank
0.59%, 6/19/09 (l)	5,000,117	4,934,276
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	1,145,041	1,145,041
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,786,877
Pricoa Global Funding I
0.41%, 12/15/09 (l)	2,000,000	1,889,796
Principal Life Income Fund Trust 29
0.40%, 3/22/10 (l)	4,000,000	3,367,524

Total Short-Term Investments of Cash Collateral for Securities Loaned		30,217,670

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.004%, 4/1/09	3,283,193	3,283,193

Total Short-Term Investments (15.3%) (Cost/Amortized Cost $34,728,653)		33,500,863

Total Investments (117.8%) (Cost/Amortized Cost $294,200,570)		257,979,740
Other Assets Less Liabilities (-17.8%)		(38,959,999)

Net Assets (100%)		$219,019,741

^	All, or a portion of security out on loan (See Note 1).

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $8,243,044 or 3.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$257,979,740	$—	$257,979,740
Other Investments*	—	—	—	—

Total	$—	$257,979,740	$—	$257,979,740

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$54,133,647
Long-term U.S. Treasury securities	557,045,512

$611,179,159

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$762,801,069
Long-term U.S. Treasury securities	827,940,990

$1,590,742,059

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$617,810
Aggregate gross unrealized depreciation	(40,354,798)

Net unrealized depreciation	$(39,736,988)

Federal income tax cost of investments	$297,716,728

At March 31, 2009, the Portfolio had loaned securities with a total value of $30,925,075. This was secured by collateral of $31,445,460, which was received as cash and subsequently invested in short-term investments currently valued at $30,217,670, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $8,492, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	58,700	$1,267,920
Marriott International, Inc., Class A	49,150	804,094

		2,072,014

Household Durables (0.2%)
Pulte Homes, Inc.	23,120	252,702

Internet & Catalog Retail (0.3%)
HSN, Inc.*	71,566	367,849

Media (1.7%)
Comcast Corp., Class A	87,490	1,193,364
Time Warner Cable, Inc.	5,584	138,474
Time Warner, Inc.	22,237	429,167
Viacom, Inc., Class B*	17,570	305,366

		2,066,371

Multiline Retail (6.5%)
J.C. Penney Co., Inc.	35,980	722,119
Kohl’s Corp.*	79,980	3,384,754
Target Corp.	106,670	3,668,381

		7,775,254

Specialty Retail (6.2%)
Best Buy Co., Inc.	75,140	2,852,314
Home Depot, Inc.	148,800	3,505,728
J. Crew Group, Inc.*	71,170	938,021
Lowe’s Cos., Inc.	6,170	112,603

		7,408,666

Textiles, Apparel & Luxury Goods (0.2%)
VF Corp.	3,950	225,584

Total Consumer Discretionary		20,168,440

Consumer Staples (11.4%)
Beverages (3.0%)
Coca-Cola Enterprises, Inc.	273,668	3,609,681

Food & Staples Retailing (3.7%)
CVS Caremark Corp.	17,470	480,250
Kroger Co.	97,266	2,063,984
Wal-Mart Stores, Inc.	37,166	1,936,349

		4,480,583

Food Products (4.2%)
Archer-Daniels-Midland Co.	97,400	2,705,772
JM Smucker Co.	3,410	127,091
Kraft Foods, Inc., Class A	97,979	2,183,952

		5,016,815

Household Products (0.3%)
Colgate-Palmolive Co.	5,010	295,490

Tobacco (0.2%)
Altria Group, Inc.	18,290	293,006

Total Consumer Staples		13,695,575

Energy (10.0%)
Energy Equipment & Services (2.9%)
Cameron International Corp.*	1,950	42,763
Halliburton Co.	67,200	1,039,584
Schlumberger Ltd.	58,639	$2,381,916

		3,464,263

Oil, Gas & Consumable Fuels (7.1%)
Apache Corp.	3,510	224,956
Chevron Corp.	20,870	1,403,299
El Paso Corp.	66,040	412,750
Exxon Mobil Corp.	40,616	2,765,950
Hess Corp.	25,200	1,365,840
Occidental Petroleum Corp.	21,630	1,203,709
Valero Energy Corp.	8,280	148,212
XTO Energy, Inc.	31,250	956,875

		8,481,591

Total Energy		11,945,854

Financials (28.4%)
Capital Markets (12.8%)
Bank of New York Mellon Corp.	215,767	6,095,418
Franklin Resources, Inc.	46,030	2,479,636
Goldman Sachs Group, Inc.	29,680	3,146,673
Legg Mason, Inc.	24,300	386,370
Morgan Stanley	33,270	757,558
T. Rowe Price Group, Inc.	77,530	2,237,516
TD Ameritrade Holding Corp.*	19,200	265,152

		15,368,323

Commercial Banks (5.9%)
BB&T Corp.	42,330	716,224
M&T Bank Corp.	30,310	1,371,224
PNC Financial Services Group, Inc.	40,400	1,183,316
Wells Fargo & Co.	263,330	3,749,819

		7,020,583

Diversified Financial Services (7.1%)
Bank of America Corp.	281,206	1,917,825
JPMorgan Chase & Co.	222,199	5,906,050
Moody’s Corp.	31,310	717,625

		8,541,500

Insurance (2.6%)
ACE Ltd.	11,270	455,308
Aon Corp.	51,470	2,101,005
MetLife, Inc.	23,248	529,357

		3,085,670

Total Financials		34,016,076

Health Care (12.8%)
Biotechnology (2.5%)
Amgen, Inc.*	49,250	2,438,860
Genzyme Corp.*	8,550	507,784

		2,946,644

Health Care Equipment & Supplies (3.7%)
Boston Scientific Corp.*	391,920	3,115,764
Covidien Ltd.	40,480	1,345,555

		4,461,319

Health Care Providers & Services (1.4%)
Humana, Inc.*	8,100	211,248
UnitedHealth Group, Inc.	51,610	1,080,197
WellPoint, Inc.*	8,520	323,505

		1,614,950

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.*	3,150	112,361

Pharmaceuticals (5.1%)
Abbott Laboratories, Inc.	41,267	1,968,436
Pfizer, Inc.	56,570	770,483
Schering-Plough Corp.	30,960	729,108

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. (ADR)	59,330	$2,672,817

		6,140,844

Total Health Care		15,276,118

Industrials (7.0%)
Aerospace & Defense (0.3%)
Rockwell Collins, Inc.	12,590	410,938

Airlines (2.1%)
Delta Air Lines, Inc.*	450,180	2,534,513

Building Products (0.3%)
Masco Corp.	45,640	318,567

Commercial Services & Supplies (0.9%)
Waste Management, Inc.	41,076	1,051,546

Machinery (2.2%)
Danaher Corp.	2,020	109,524
Eaton Corp.	54,566	2,011,303
Parker Hannifin Corp.	14,690	499,166

		2,619,993

Road & Rail (1.2%)
Hertz Global Holdings, Inc.*	361,210	1,419,555

Total Industrials		8,355,112

Information Technology (6.6%)
Communications Equipment (0.3%)
Cisco Systems, Inc.*	14,280	239,476
Corning, Inc.	11,000	145,970

		385,446

Computers & Peripherals (0.8%)
Hewlett-Packard Co.	31,110	997,387

Internet Software & Services (1.7%)
IAC/InterActiveCorp*	131,187	1,997,978

IT Services (0.5%)
Western Union Co.	46,580	585,511

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	64,990	978,099

Software (2.5%)
Adobe Systems, Inc.*	26,410	564,910
Oracle Corp.*	133,280	2,408,369

		2,973,279

Total Information Technology		7,917,700

Materials (0.7%)
Chemicals (0.7%)
Praxair, Inc.	12,840	864,004

Total Materials		864,004

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	88,097	2,220,044

Wireless Telecommunication Services (0.2%)
Sprint Nextel Corp.*	55,310	$197,457

Total Telecommunication Services		2,417,501

Total Common Stocks (95.8%) (Cost $155,439,359)		114,656,380

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.7%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $5,591,877)	$5,591,877	5,591,877

Total Investments (100.5%) (Cost/Amortized Cost $161,031,236)		120,248,257
Other Assets Less Liabilities (-0.5%)		(574,792)

Net Assets (100%)		$119,673,465

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$114,656,380	$5,591,877	$—	$120,248,257
Other Investments*	—	—	—	—

Total	$114,656,380	$5,591,877	$—	$120,248,257

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,174,359
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$23,284,757

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,182,649
Aggregate gross unrealized depreciation	(46,756,735)

Net unrealized depreciation	$(44,574,086)

Federal income tax cost of investments	$164,822,343

The Portfolio has a net capital loss carryforward of $20,069,753 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	43,600	$941,760
Darden Restaurants, Inc.	13,646	467,512
Marriott International, Inc., Class A	62,444	1,021,584
Royal Caribbean Cruises Ltd.	12,764	102,239
Starwood Hotels & Resorts Worldwide, Inc.	11,472	145,694
Wynn Resorts Ltd.*	20,405	407,488

		3,086,277

Media (0.9%)
Comcast Corp., Special Class A	25,491	328,069
Time Warner Cable, Inc.	2,929	72,639
Time Warner, Inc.	11,665	225,128
Walt Disney Co.	23,805	432,299

		1,058,135

Multiline Retail (3.8%)
J.C. Penney Co., Inc.	35,126	704,979
Kohl’s Corp.*	47,489	2,009,734
Macy’s, Inc.	15,215	135,414
Target Corp.	47,503	1,633,628

		4,483,755

Specialty Retail (3.5%)
Bed Bath & Beyond, Inc.*	23,986	593,654
Best Buy Co., Inc.	47,540	1,804,618
Dick’s Sporting Goods, Inc.*	62,897	897,540
Home Depot, Inc.	33,603	791,687

		4,087,499

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	22,911	382,614

Total Consumer Discretionary		13,098,280

Consumer Staples (11.2%)
Beverages (2.7%)
Coca-Cola Co.	39,256	1,725,301
PepsiCo, Inc.	28,025	1,442,727

		3,168,028

Food & Staples Retailing (2.8%)
CVS Caremark Corp.	14,133	388,516
Wal-Mart Stores, Inc.	56,258	2,931,042

		3,319,558

Food Products (2.5%)
Archer-Daniels-Midland Co.	68,735	1,909,458
General Mills, Inc.	4,576	228,251
Kellogg Co.	8,278	303,223
Kraft Foods, Inc., Class A	24,044	535,941

		2,976,873

Household Products (2.1%)
Colgate-Palmolive Co.	14,892	878,330
Procter & Gamble Co.	32,569	1,533,675

		2,412,005

Tobacco (1.1%)
Altria Group, Inc.	34,475	552,289
Philip Morris International, Inc.	22,003	782,867

		1,335,156

Total Consumer Staples		13,211,620

Energy (13.2%)
Energy Equipment & Services (2.2%)
Schlumberger Ltd.	37,940	1,541,123
Smith International, Inc.	22,438	481,968
Weatherford International Ltd.*	51,220	$567,006

		2,590,097

Oil, Gas & Consumable Fuels (11.0%)
Apache Corp.	17,311	1,109,462
Chevron Corp.	27,123	1,823,750
ConocoPhillips	12,034	471,251
Devon Energy Corp.	11,549	516,125
EOG Resources, Inc.	7,167	392,465
Exxon Mobil Corp.	65,845	4,484,044
Hess Corp.	34,394	1,864,155
Marathon Oil Corp.	5,596	147,119
Occidental Petroleum Corp.	13,731	764,130
Southwestern Energy Co.*	7,116	211,274
Suncor Energy, Inc.	18,670	414,661
Valero Energy Corp.	19,364	346,616
XTO Energy, Inc.	16,148	494,452

		13,039,504

Total Energy		15,629,601

Financials (15.7%)
Capital Markets (6.6%)
Bank of New York Mellon Corp.	65,970	1,863,653
BlackRock, Inc.	2,200	286,088
Charles Schwab Corp.	24,808	384,524
Goldman Sachs Group, Inc.	16,609	1,760,886
Morgan Stanley	30,290	689,703
Northern Trust Corp.	29,077	1,739,386
T. Rowe Price Group, Inc.	37,744	1,089,292

		7,813,532

Commercial Banks (3.2%)
BB&T Corp.	11,245	190,265
Fifth Third Bancorp	35,360	103,251
PNC Financial Services Group, Inc.	42,561	1,246,612
U.S. Bancorp	54,380	794,492
Wells Fargo & Co.	97,543	1,389,012

		3,723,632

Consumer Finance (0.0%)
Capital One Financial Corp.	1,039	12,717

Diversified Financial Services (2.6%)
Bank of America Corp.	42,479	289,707
JPMorgan Chase & Co.	105,184	2,795,791

		3,085,498

Insurance (3.3%)
Aon Corp.	62,730	2,560,639
Hartford Financial Services Group, Inc.	9,127	71,647
MetLife, Inc.	44,412	1,011,261
Prudential Financial, Inc.	14,907	283,531

		3,927,078

Total Financials		18,562,457

Health Care (10.2%)
Biotechnology (3.3%)
Amgen, Inc.*	14,713	728,588
Celgene Corp.*	14,489	643,312
Genzyme Corp.*	14,804	879,210
Gilead Sciences, Inc.*	23,992	1,111,309
Vertex Pharmaceuticals, Inc.*	18,373	527,856

		3,890,275

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	15,010	768,812
Medtronic, Inc.	8,640	254,621

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
St. Jude Medical, Inc.*	10,786	$391,855

		1,415,288

Health Care Providers & Services (1.6%)
Express Scripts, Inc.*	27,738	1,280,663
Medco Health Solutions, Inc.*	3,286	135,843
Quest Diagnostics, Inc.	10,518	499,395

		1,915,901

Pharmaceuticals (4.1%)
Abbott Laboratories, Inc.	32,816	1,565,323
Johnson & Johnson	27,138	1,427,459
Merck & Co., Inc.	27,905	746,459
Pfizer, Inc.	39,574	538,998
Schering-Plough Corp.	25,568	602,126

		4,880,365

Total Health Care		12,101,829

Industrials (4.6%)
Aerospace & Defense (3.0%)
Boeing Co.	12,902	459,053
Honeywell International, Inc.	21,267	592,499
Lockheed Martin Corp.	14,345	990,235
Raytheon Co.	6,418	249,917
United Technologies Corp.	29,891	1,284,715

		3,576,419

Air Freight & Logistics (0.8%)
United Parcel Service, Inc., Class B	19,146	942,366

Electrical Equipment (0.2%)
Emerson Electric Co.	8,384	239,615

Road & Rail (0.6%)
Burlington Northern Santa Fe Corp.	6,023	362,284
Union Pacific Corp.	8,458	347,708

		709,992

Total Industrials		5,468,392

Information Technology (18.2%)
Communications Equipment (3.8%)
Cisco Systems, Inc.*	107,583	1,804,167
Corning, Inc.	48,693	646,156
Nokia Oyj (ADR)	37,966	443,063
QUALCOMM, Inc.	40,979	1,594,493

		4,487,879

Computers & Peripherals (4.1%)
Apple, Inc.*	13,124	1,379,595
Hewlett-Packard Co.	62,799	2,013,336
International Business Machines Corp.	14,183	1,374,191

		4,767,122

Internet Software & Services (1.9%)
Google, Inc., Class A*	5,407	1,881,960
Yahoo!, Inc.*	30,660	392,755

		2,274,715

IT Services (0.3%)
Western Union Co.	28,398	356,963

Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	115,982	1,745,529
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	25,001	223,759
Texas Instruments, Inc.	25,798	425,925

		2,395,213

Software (6.1%)
Activision Blizzard, Inc.*	218,097	2,281,294
Adobe Systems, Inc.*	39,235	839,237
Citrix Systems, Inc.*	18,148	$410,871
Electronic Arts, Inc.*	58,060	1,056,111
McAfee, Inc.*	2,486	83,281
Microsoft Corp.	97,279	1,787,015
Oracle Corp.*	40,484	731,546

		7,189,355

Total Information Technology		21,471,247

Materials (6.6%)
Chemicals (5.5%)
Monsanto Co.	46,067	3,828,168
Potash Corp. of Saskatchewan, Inc.	5,444	439,930
Praxair, Inc.	32,478	2,185,444

		6,453,542

Metals & Mining (1.1%)
Barrick Gold Corp.	36,226	1,174,447
Freeport-McMoRan Copper & Gold, Inc.	3,804	144,970

		1,319,417

Total Materials		7,772,959

Telecommunication Services (3.2%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	126,256	3,181,651
Verizon Communications, Inc.	18,623	562,415

Total Telecommunication Services		3,744,066

Utilities (1.6%)
Electric Utilities (1.0%)
FPL Group, Inc.	9,839	499,133
Progress Energy, Inc.	17,530	635,638

		1,134,771

Multi-Utilities (0.6%)
Dominion Resources, Inc.	13,728	425,431
PG&E Corp.	7,975	304,804

		730,235

Total Utilities		1,865,006

Total Common Stocks (95.6%) (Cost $139,497,969)		112,925,457

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $4,946,819)	$4,946,819	4,946,819

Total Investments (99.8%) (Cost/Amortized Cost $144,444,788)		117,872,276
Other Assets Less Liabilities (0.2%)		262,082

Net Assets (100%)		$118,134,358

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$112,925,457	$4,946,819	$—	$117,872,276
Other Investments*	—	—	—	—

Total	$112,925,457	$4,946,819	$—	$117,872,276

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$38,674,981
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,304,548

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$745,844
Aggregate gross unrealized depreciation	(28,942,317)

Net unrealized depreciation	$(28,196,473)

Federal income tax cost of investments	$146,068,749

The Portfolio has a net capital loss carryforward of $3,308,587 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (1.7%)
Autoliv, Inc.	57,300	$1,064,061
BorgWarner, Inc.	115,700	2,348,710
WABCO Holdings, Inc.	30,200	371,762

		3,784,533

Distributors (1.5%)
Genuine Parts Co.	110,026	3,285,376

Hotels, Restaurants & Leisure (3.4%)
Brinker International, Inc.	301,684	4,555,429
Darden Restaurants, Inc.	62,000	2,124,120
Wendy’s/Arby’s Group, Inc., Class A	155,400	781,662

		7,461,211

Household Durables (0.7%)
Snap-On, Inc.	58,944	1,479,494

Media (1.0%)
Interpublic Group of Cos., Inc.*	520,484	2,144,394

Multiline Retail (1.1%)
Macy’s, Inc.	214,578	1,909,744
Nordstrom, Inc.	25,700	430,475

		2,340,219

Specialty Retail (2.8%)
American Eagle Outfitters, Inc.	142,300	1,741,752
Foot Locker, Inc.	184,764	1,936,327
TJX Cos., Inc.	101,600	2,605,024

		6,283,103

Total Consumer Discretionary		26,778,330

Consumer Staples (7.5%)
Beverages (0.4%)
Coca-Cola Enterprises, Inc.	62,355	822,463

Food & Staples Retailing (1.9%)
Kroger Co.	168,192	3,569,034
Safeway, Inc.	32,153	649,169

		4,218,203

Food Products (5.2%)
Archer-Daniels-Midland Co.	65,400	1,816,812
Dean Foods Co.*	160,600	2,903,648
JM Smucker Co.	67,800	2,526,906
Ralcorp Holdings, Inc.*	13,000	700,440
Smithfield Foods, Inc.*^	358,000	3,386,680

		11,334,486

Total Consumer Staples		16,375,152

Energy (8.7%)
Energy Equipment & Services (4.0%)
Cameron International Corp.*	45,000	986,850
Halliburton Co.	176,989	2,738,020
Oceaneering International, Inc.*	23,800	877,506
Smith International, Inc.	63,500	1,363,980
Transocean Ltd.*	47,808	2,813,023

		8,779,379

Oil, Gas & Consumable Fuels (4.7%)
Cabot Oil & Gas Corp.	59,400	1,400,058
EOG Resources, Inc.	39,246	2,149,111
Forest Oil Corp.*^	103,100	1,355,765
Noble Energy, Inc.	41,100	2,214,468
Petrohawk Energy Corp.*	29,100	559,593
Range Resources Corp.	25,800	$1,061,928
Williams Cos., Inc.	139,600	1,588,648

		10,329,571

Total Energy		19,108,950

Financials (12.2%)
Capital Markets (3.5%)
Lazard Ltd., Class A	117,300	3,448,620
Raymond James Financial, Inc.^	149,700	2,949,090
State Street Corp.	37,300	1,148,094

		7,545,804

Commercial Banks (2.1%)
City National Corp./California	24,900	840,873
Comerica, Inc.	52,800	966,768
Commerce Bancshares, Inc./Missouri	6,400	232,320
M&T Bank Corp.^	58,600	2,651,064

		4,691,025

Insurance (6.6%)
ACE Ltd.	106,893	4,318,477
Aon Corp.	113,300	4,624,906
HCC Insurance Holdings, Inc.	51,600	1,299,804
Markel Corp.*	2,700	766,476
PartnerReinsurance Ltd.	55,340	3,434,954

		14,444,617

Total Financials		26,681,446

Health Care (12.2%)
Biotechnology (1.1%)
Biogen Idec, Inc.*	24,100	1,263,322
Genzyme Corp.*	18,400	1,092,776

		2,356,098

Health Care Equipment & Supplies (1.4%)
Covidien Ltd.	94,200	3,131,208

Health Care Providers & Services (4.3%)
AmerisourceBergen Corp.	97,700	3,190,882
DaVita, Inc.*	69,900	3,072,105
HealthSouth Corp.*^	290,700	2,581,416
Patterson Cos., Inc.*	34,600	652,556

		9,496,959

Life Sciences Tools & Services (0.9%)
Life Technologies Corp.*	60,700	1,971,536

Pharmaceuticals (4.5%)
Mylan, Inc.*	584,657	7,840,250
Watson Pharmaceuticals, Inc.*	64,500	2,006,595

		9,846,845

Total Health Care		26,802,646

Industrials (18.5%)
Aerospace & Defense (1.2%)
Curtiss-Wright Corp.	28,400	796,620
Precision Castparts Corp.	11,600	694,840
Rockwell Collins, Inc.	36,800	1,201,152

		2,692,612

Commercial Services & Supplies (1.1%)
Republic Services, Inc.	136,164	2,335,213

Construction & Engineering (3.0%)
Jacobs Engineering Group, Inc.*	42,800	1,654,648
KBR, Inc.	204,531	2,824,573

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	54,600	$2,206,386

		6,685,607

Electrical Equipment (1.3%)
Hubbell, Inc., Class B	50,334	1,357,005
Roper Industries, Inc.	33,500	1,422,075

		2,779,080

Industrial Conglomerates (1.0%)
Tyco International Ltd.	111,300	2,177,028

Machinery (7.2%)
Cummins, Inc.	63,440	1,614,548
Donaldson Co., Inc.	58,800	1,578,192
Eaton Corp.	60,400	2,226,344
ITT Corp.	36,000	1,384,920
Kennametal, Inc.	78,600	1,274,106
PACCAR, Inc.	31,400	808,864
Parker Hannifin Corp.	79,400	2,698,012
Pentair, Inc.	45,700	990,319
SPX Corp.	36,800	1,729,968
Timken Co.	110,690	1,545,232

		15,850,505

Marine (1.0%)
Kirby Corp.*	84,500	2,251,080

Road & Rail (0.7%)
Kansas City Southern*	120,600	1,532,826

Trading Companies & Distributors (2.0%)
GATX Corp.	64,700	1,308,881
W.W. Grainger, Inc.	42,953	3,014,441

		4,323,322

Total Industrials		40,627,273

Information Technology (6.8%)
Communications Equipment (1.6%)
Tellabs, Inc.*	751,849	3,443,468

Electronic Equipment, Instruments & Components (0.7%)
Anixter International, Inc.*	51,200	1,622,016

Semiconductors & Semiconductor Equipment (0.4%)
Marvell Technology Group Ltd.*	99,500	911,420

Software (4.1%)
Adobe Systems, Inc.*	49,600	1,060,944
CA, Inc.	68,400	1,204,524
McAfee, Inc.*	114,204	3,825,834
Sybase, Inc.*	97,140	2,942,371

		9,033,673

Total Information Technology		15,010,577

Materials (5.9%)
Chemicals (1.7%)
Celanese Corp., Class A	58,800	786,156
Valspar Corp.	143,800	2,871,686

		3,657,842

Containers & Packaging (2.6%)
Ball Corp.	108,973	4,729,428
Pactiv Corp.*	76,032	$1,109,307

		5,838,735

Metals & Mining (1.6%)
Reliance Steel & Aluminum Co.	131,900	3,472,927

Total Materials		12,969,504

Telecommunication Services (5.2%)
Diversified Telecommunication Services (5.2%)
CenturyTel, Inc.	101,297	2,848,472
Embarq Corp.	110,083	4,166,641
Qwest Communications International, Inc.	322,093	1,101,558
Windstream Corp.	409,900	3,303,794

Total Telecommunication Services		11,420,465

Utilities (8.3%)
Electric Utilities (2.2%)
Northeast Utilities	227,702	4,916,086

Gas Utilities (3.3%)
EQT Corp.	104,000	3,258,320
Piedmont Natural Gas Co., Inc.	103,100	2,669,259
Southwest Gas Corp.	59,696	1,257,795

		7,185,374

Multi-Utilities (2.8%)
CMS Energy Corp.	510,881	6,048,831

Total Utilities		18,150,291

Total Common Stocks (97.5%) (Cost $261,879,141)		213,924,634

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.2%)
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	$4,848,757	4,848,757

Time Deposit (3.0%)
JPMorgan Chase Nassau
0.004%, 4/1/09	6,424,358	6,424,358

Total Short-Term Investments (5.2%) (Amortized Cost $11,273,115)		11,273,115

Total Investments (102.7%) (Cost/Amortized Cost $273,152,256)		225,197,749
Other Assets Less Liabilities (-2.7%)		(5,832,723)

Net Assets (100%)		$219,365,026

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$213,924,634	$11,273,115	$—	$225,197,749
Other Investments*	—	—	—	—

Total	$213,924,634	$11,273,115	$—	$225,197,749

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$98,931,999
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$99,430,846

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,800,197
Aggregate gross unrealized depreciation	(56,884,756)

Net unrealized depreciation	$(50,084,559)

Federal income tax cost of investments	$275,282,308

At March 31, 2009, the Portfolio had loaned securities with a total value of $5,023,992. This was secured by collateral of $4,848,757, which was received as cash and subsequently invested in short-term investments currently valued at $4,848,757, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $4, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $34,321,196 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Hotels, Restaurants & Leisure (8.0%)
McDonald’s Corp.	1,989,773	$108,581,913
Wynn Resorts Ltd.*	557,286	11,129,001

		119,710,914

Specialty Retail (3.1%)
Lowe’s Cos., Inc.	2,522,558	46,036,684

Total Consumer Discretionary		165,747,598

Consumer Staples (8.7%)
Food & Staples Retailing (8.7%)
CVS Caremark Corp.^	2,008,040	55,201,019
Wal-Mart Stores, Inc.	1,446,777	75,377,082

Total Consumer Staples		130,578,101

Energy (4.5%)
Energy Equipment & Services (2.8%)
Transocean Ltd.*	720,836	42,413,990

Oil, Gas & Consumable Fuels (1.7%)
Petroleo Brasileiro S.A. (ADR)^	811,050	24,712,694

Total Energy		67,126,684

Financials (8.5%)
Capital Markets (4.0%)
Goldman Sachs Group, Inc.^	562,886	59,677,174

Commercial Banks (2.2%)
U.S. Bancorp^	2,241,714	32,751,441

Diversified Financial Services (2.3%)
JPMorgan Chase & Co.^	1,292,717	34,360,418

Total Financials		126,789,033

Health Care (5.8%)
Biotechnology (1.0%)
Gilead Sciences, Inc.*	301,579	13,969,139

Pharmaceuticals (4.8%)
Abbott Laboratories, Inc.	396,521	18,914,052
Roche Holding AG (ADR)	696,810	23,970,264
Schering-Plough Corp.	1,242,286	29,255,835

		72,140,151

Total Health Care		86,109,290

Industrials (12.9%)
Aerospace & Defense (6.7%)
General Dynamics Corp.	1,011,435	42,065,582
Lockheed Martin Corp.	834,913	57,634,044

		99,699,626

Road & Rail (6.2%)
Norfolk Southern Corp.	968,079	32,672,666
Union Pacific Corp.	1,479,940	60,840,334

		93,513,000

Total Industrials		193,212,626

Information Technology (23.3%)
Communications Equipment (3.4%)
QUALCOMM, Inc.	1,302,928	50,696,929

Computers & Peripherals (5.7%)
Apple, Inc.*	590,139	$62,035,412
International Business Machines Corp.	240,989	23,349,424

		85,384,836

Internet Software & Services (3.9%)
Google, Inc., Class A*^	164,931	57,405,884

IT Services (10.3%)
Mastercard, Inc., Class A	400,053	67,000,876
Visa, Inc., Class A^	1,563,015	86,903,634

		153,904,510

Total Information Technology		347,392,159

Materials (7.6%)
Chemicals (6.6%)
Monsanto Co.	825,861	68,629,049
Potash Corp. of Saskatchewan, Inc.	382,572	30,915,643

		99,544,692

Metals & Mining (1.0%)
BHP Billiton plc (ADR)^	372,200	14,720,510

Total Materials		114,265,202

Total Common Stocks (82.4%) (Cost $1,460,396,347)		1,231,220,693

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.8%)
Bancaja U.S. Debt S.A.U.
1.49%, 7/10/09 (l)	$5,000,457	4,849,944
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	5,000,000	5,000,000
Calyon/New York
0.41%, 7/2/10 (l)	4,998,609	4,884,575
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	12,625,191	12,625,191
Merrill Lynch & Co., Inc.
0.59%, 5/8/09 (l)	5,000,000	5,000,000
0.42%, 6/29/09 (l)	5,000,000	4,959,430
Pricoa Global Funding I
0.40%, 6/25/10 (l)	4,999,374	4,512,500

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,831,640

Time Deposit (17.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09	256,135,489	256,135,489

Total Short-Term Investments (20.0%) (Cost/Amortized Cost $298,759,120)		297,967,129

Total Investments (102.4%) (Cost/Amortized Cost $1,759,155,467)		1,529,187,822
Other Assets Less Liabilities (-2.4%)		(35,489,231)

Net Assets (100%)		$1,493,698,591

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,231,220,693	$297,967,129	$—	$1,529,187,822
Other Investments*	—	—	—	—

Total	$1,231,220,693	$297,967,129	$—	$1,529,187,822

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$317,769,413
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$567,927,496

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,040,919
Aggregate gross unrealized depreciation	(388,410,079)

Net unrealized depreciation	$(370,369,160)

Federal income tax cost of investments	$1,899,556,982

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009, the Portfolio had loaned securities with a total value of $43,047,628. This was secured by collateral of $42,623,631, which was received as cash and subsequently invested in short-term investments currently valued at $41,831,640, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $371,921,881 of which $2,212,323 expires in the year 2009 and $369,709,558 expires in the year 2016.

Included in the capital carryforward amounts are $2,212,323 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.6%)
BorgWarner, Inc.^	191,500	$3,887,450
Gentex Corp.	227,000	2,260,920

		6,148,370

Automobiles (0.1%)
Thor Industries, Inc.	59,900	935,638

Distributors (0.3%)
LKQ Corp.*	232,100	3,312,067

Diversified Consumer Services (2.7%)
Brink’s Home Security Holdings, Inc.*	66,400	1,500,640
Career Education Corp.*	122,200	2,927,912
Corinthian Colleges, Inc.*^	143,200	2,785,240
DeVry, Inc.	101,992	4,913,974
ITT Educational Services, Inc.*	52,000	6,313,840
Matthews International Corp., Class A	51,900	1,495,239
Regis Corp.	71,200	1,028,840
Service Corp. International	430,200	1,501,398
Sotheby’s, Inc.	110,600	995,400
Strayer Education, Inc.	23,500	4,226,945

		27,689,428

Hotels, Restaurants & Leisure (1.7%)
Bob Evans Farms, Inc.	50,300	1,127,726
Boyd Gaming Corp.	86,500	322,645
Brinker International, Inc.^	170,500	2,574,550
Cheesecake Factory, Inc.*	100,900	1,155,305
Chipotle Mexican Grill, Inc., Class A*^	54,200	3,597,796
International Speedway Corp., Class A	44,700	986,082
Life Time Fitness, Inc.*^	56,900	714,664
Panera Bread Co., Class A*	51,300	2,867,670
Scientific Games Corp., Class A*	107,100	1,296,981
Wendy’s/Arby’s Group, Inc., Class A	693,037	3,485,976

		18,129,395

Household Durables (1.6%)
American Greetings Corp., Class A^	78,800	398,728
Blyth, Inc.	9,475	247,582
M.D.C. Holdings, Inc.	61,400	1,911,996
Mohawk Industries, Inc.*^	93,800	2,801,806
NVR, Inc.*^	9,500	4,063,625
Ryland Group, Inc.	69,900	1,164,534
Toll Brothers, Inc.*	215,000	3,904,400
Tupperware Brands Corp.^	104,600	1,777,154

		16,269,825

Internet & Catalog Retail (0.8%)
Netflix, Inc.*^	69,200	2,970,064
priceline.com, Inc.*^	67,800	5,341,284

		8,311,348

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	106,200	762,516

Media (0.9%)
Belo Corp., Class A^	174,500	106,445
DreamWorks Animation SKG, Inc., Class A*	128,500	2,780,740
Harte-Hanks, Inc.^	57,700	308,695
John Wiley & Sons, Inc., Class A	70,700	2,105,446
Lamar Advertising Co., Class A*^	125,000	1,218,750
Marvel Entertainment, Inc.*	79,800	$2,118,690
Scholastic Corp.	44,200	666,094

		9,304,860

Multiline Retail (0.8%)
99 Cents Only Stores*	79,400	733,656
Dollar Tree, Inc.*	149,905	6,678,268
Saks, Inc.*^	246,900	461,703

		7,873,627

Specialty Retail (4.8%)
Advance Auto Parts, Inc.^	157,100	6,453,668
Aeropostale, Inc.*^	110,900	2,945,504
American Eagle Outfitters, Inc.	341,600	4,181,184
AnnTaylor Stores Corp.*^	89,600	465,920
Barnes & Noble, Inc.^	60,300	1,289,214
CarMax, Inc.*^	365,000	4,540,600
Chico’s FAS, Inc.*	298,300	1,601,871
Coldwater Creek, Inc.*^	78,100	196,031
Collective Brands, Inc.*	104,900	1,021,726
Dick’s Sporting Goods, Inc.*	141,600	2,020,632
Foot Locker, Inc.	257,500	2,698,600
Guess?, Inc.	100,500	2,118,540
J. Crew Group, Inc.*^	87,600	1,154,568
PetSmart, Inc.^	210,500	4,412,080
Rent-A-Center, Inc.*	108,500	2,101,645
Ross Stores, Inc.	213,900	7,674,732
Urban Outfitters, Inc.*	189,100	3,095,567
Williams-Sonoma, Inc.	144,700	1,458,576

		49,430,658

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.*^	157,300	1,505,361
Phillips-Van Heusen Corp.	84,800	1,923,264
Timberland Co., Class A*	75,700	903,858
Under Armour, Inc., Class A*^	59,800	982,514
Warnaco Group, Inc.*	76,800	1,843,200

		7,158,197

Total Consumer Discretionary		155,325,929

Consumer Staples (4.1%)
Beverages (0.6%)
Hansen Natural Corp.*	119,600	4,305,600
PepsiAmericas, Inc.	96,200	1,659,450

		5,965,050

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	97,600	3,122,224
Ruddick Corp.	65,700	1,474,965

		4,597,189

Food Products (1.5%)
Corn Products International, Inc.	124,200	2,633,040
Flowers Foods, Inc.^	131,200	3,080,576
Lancaster Colony Corp.	33,200	1,377,136
Ralcorp Holdings, Inc.*	93,598	5,043,060
Smithfield Foods, Inc.*^	199,240	1,884,811
Tootsie Roll Industries, Inc.	43,842	952,248

		14,970,871

Household Products (1.1%)
Church & Dwight Co., Inc.	116,000	6,058,680
Energizer Holdings, Inc.*^	96,600	4,800,054

		10,858,734

Personal Products (0.4%)
Alberto-Culver Co.	141,500	3,199,315

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
NBTY, Inc.*^	92,400	$1,300,992

		4,500,307

Tobacco (0.1%)
Universal Corp.^	40,900	1,223,728

Total Consumer Staples		42,115,879

Energy (6.5%)
Energy Equipment & Services (2.9%)
Exterran Holdings, Inc.*	103,200	1,653,264
FMC Technologies, Inc.*	207,800	6,518,686
Helix Energy Solutions Group, Inc.*	165,700	851,698
Helmerich & Payne, Inc.^	174,400	3,971,088
Oceaneering International, Inc.*	90,600	3,340,422
Patterson-UTI Energy, Inc.^	256,000	2,293,760
Pride International, Inc.*^	287,100	5,162,058
Superior Energy Services, Inc.*	130,800	1,686,012
Tidewater, Inc.	85,500	3,174,615
Unit Corp.*	78,800	1,648,496

		30,300,099

Oil, Gas & Consumable Fuels (3.6%)
Arch Coal, Inc.	236,800	3,166,016
Bill Barrett Corp.*	60,500	1,345,520
Cimarex Energy Co.	138,414	2,544,049
Comstock Resources, Inc.*	77,200	2,300,560
Denbury Resources, Inc.*	410,700	6,103,002
Encore Acquisition Co.*	86,800	2,019,836
Forest Oil Corp.*^	162,300	2,134,245
Frontier Oil Corp.	172,600	2,207,554
Mariner Energy, Inc.*	151,800	1,176,450
Newfield Exploration Co.*	219,698	4,987,145
Overseas Shipholding Group, Inc.^	40,100	909,067
Patriot Coal Corp.*^	110,900	411,439
Plains Exploration & Production Co.*	178,400	3,073,832
Quicksilver Resources, Inc.*^	189,800	1,051,492
Southern Union Co.	205,800	3,132,276

		36,562,483

Total Energy		66,862,582

Financials (17.4%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	68,200	2,844,622
Apollo Investment Corp.	245,063	852,819
Eaton Vance Corp.^	193,700	4,426,045
Jefferies Group, Inc.^	203,900	2,813,820
Raymond James Financial, Inc.^	162,800	3,207,160
SEI Investments Co.	222,400	2,715,504
Waddell & Reed Financial, Inc., Class A	142,000	2,565,940

		19,425,910

Commercial Banks (3.8%)
Associated Banc-Corp.	212,200	3,276,368
Bancorpsouth, Inc.^	120,900	2,519,556
Bank of Hawaii Corp.	79,300	2,615,314
Cathay General Bancorp^	81,400	849,002
City National Corp./California	67,700	2,286,229
Colonial BancGroup, Inc.^	345,700	311,130
Commerce Bancshares, Inc./Missouri	109,404	3,971,365
Cullen/Frost Bankers, Inc.^	98,365	4,617,253
FirstMerit Corp.	133,900	2,436,980
Fulton Financial Corp.^	294,000	1,949,220
International Bancshares Corp.	83,900	654,420
PacWest Bancorp	40,900	586,097
SVB Financial Group*	55,600	1,112,556
Synovus Financial Corp.	462,600	1,503,450
TCF Financial Corp.^	187,100	$2,200,296
Trustmark Corp.	79,500	1,461,210
Valley National Bancorp	224,400	2,775,828
Webster Financial Corp.^	92,300	392,275
Westamerica Bancorporation	48,300	2,200,548
Wilmington Trust Corp.	115,800	1,122,102

		38,841,199

Consumer Finance (0.1%)
AmeriCredit Corp.*^	220,800	1,293,888

Insurance (5.2%)
American Financial Group, Inc./Ohio	125,900	2,020,695
Arthur J. Gallagher & Co.	160,143	2,722,431
Brown & Brown, Inc.	192,492	3,640,024
Everest Reinsurance Group Ltd.	101,500	7,186,200
Fidelity National Financial, Inc., Class A	355,575	6,937,268
First American Corp.	154,100	4,085,191
Hanover Insurance Group, Inc.	85,000	2,449,700
HCC Insurance Holdings, Inc.	189,300	4,768,467
Horace Mann Educators Corp.	65,200	545,724
Mercury General Corp.	58,700	1,743,390
Old Republic International Corp.	389,339	4,212,648
Protective Life Corp.^	116,200	610,050
Reinsurance Group of America, Inc.	120,401	3,899,789
StanCorp Financial Group, Inc.^	81,600	1,858,848
Unitrin, Inc.	80,800	1,129,584
W.R. Berkley Corp.	229,900	5,184,245

		52,994,254

Real Estate Investment Trusts (REITs) (5.0%)
Alexandria Real Estate Equities, Inc. (REIT)^	65,453	2,382,489
AMB Property Corp. (REIT)^	231,700	3,336,480
BRE Properties, Inc. (REIT)	85,300	1,674,439
Camden Property Trust (REIT)	89,400	1,929,252
Cousins Properties, Inc. (REIT)	71,400	459,816
Duke Realty Corp. (REIT)^	248,100	1,364,550
Equity One, Inc. (REIT)^	54,939	669,706
Essex Property Trust, Inc. (REIT)^	44,500	2,551,630
Federal Realty Investment Trust (REIT)^	97,847	4,500,962
Highwoods Properties, Inc. (REIT)	106,400	2,279,088
Hospitality Properties Trust (REIT)^	156,700	1,880,400
Liberty Property Trust (REIT)	168,100	3,183,814
Macerich Co. (REIT)^	124,649	780,303
Mack-Cali Realty Corp. (REIT)	111,300	2,204,853
Nationwide Health Properties, Inc. (REIT)	169,600	3,763,424
Omega Healthcare Investors, Inc. (REIT)	138,200	1,945,856
Potlatch Corp. (REIT)	65,500	1,518,945
Rayonier, Inc. (REIT)	130,900	3,955,798
Realty Income Corp. (REIT)^	173,100	3,257,742
Regency Centers Corp. (REIT)	116,100	3,084,777
SL Green Realty Corp. (REIT)^	96,700	1,044,360
UDR, Inc. (REIT)^	249,444	2,147,713
Weingarten Realty Investors (REIT)^	130,692	1,244,188

		51,160,585

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.^	56,500	1,314,190

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.^	136,600	1,255,354
First Niagara Financial Group, Inc.	198,607	2,164,816

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc.^	570,529	$6,372,809
NewAlliance Bancshares, Inc.	179,000	2,101,460
Washington Federal, Inc.	146,700	1,949,643

		13,844,082

Total Financials		178,874,108

Health Care (12.3%)
Biotechnology (1.4%)
OSI Pharmaceuticals, Inc.*	96,000	3,672,960
United Therapeutics Corp.*	38,888	2,570,108
Vertex Pharmaceuticals, Inc.*	287,595	8,262,604

		14,505,672

Health Care Equipment & Supplies (4.2%)
Beckman Coulter, Inc.	104,569	5,334,065
Edwards Lifesciences Corp.*	92,400	5,602,212
Gen-Probe, Inc.*	86,700	3,951,786
Hill-Rom Holdings, Inc.^	102,600	1,014,714
Hologic, Inc.*^	424,200	5,552,778
Idexx Laboratories, Inc.*^	98,700	3,413,046
Immucor, Inc.*	116,800	2,937,520
Kinetic Concepts, Inc.*	91,100	1,924,032
Masimo Corp.*^	80,700	2,338,686
ResMed, Inc.*	125,700	4,442,238
STERIS Corp.	95,700	2,227,896
Teleflex, Inc.	65,700	2,568,213
Thoratec Corp.*^	94,400	2,425,136

		43,732,322

Health Care Providers & Services (3.1%)
Community Health Systems, Inc.*	153,100	2,348,554
Health Management Associates, Inc., Class A*	402,900	1,039,482
Health Net, Inc.*	173,400	2,510,832
Henry Schein, Inc.*	147,800	5,913,478
Kindred Healthcare, Inc.*	49,500	740,025
LifePoint Hospitals, Inc.*	87,000	1,814,820
Lincare Holdings, Inc.*^	124,374	2,711,353
Omnicare, Inc.^	172,700	4,229,423
Owens & Minor, Inc.	69,200	2,292,596
Psychiatric Solutions, Inc.*	94,100	1,480,193
Universal Health Services, Inc., Class B	82,600	3,166,884
VCA Antech, Inc.*^	140,600	3,170,530
WellCare Health Plans, Inc.*	69,000	776,250

		32,194,420

Health Care Technology (0.5%)
Cerner Corp.*^	111,700	4,911,449

Life Sciences Tools & Services (1.8%)
Affymetrix, Inc.*^	110,100	360,027
Bio-Rad Laboratories, Inc., Class A*	31,800	2,095,620
Charles River Laboratories International, Inc.*^	110,800	3,014,868
Covance, Inc.*^	105,000	3,741,150
Pharmaceutical Product Development, Inc.	195,100	4,627,772
Techne Corp.	61,600	3,370,136
Varian, Inc.*	47,400	1,125,276

		18,334,849

Pharmaceuticals (1.3%)
Endo Pharmaceuticals Holdings, Inc.*	194,800	3,444,064
Medicis Pharmaceutical Corp., Class A	93,300	1,154,121
Perrigo Co.	128,900	3,200,587
Sepracor, Inc.*	181,400	2,659,324
Valeant Pharmaceuticals International*	136,600	$2,430,114

		12,888,210

Total Health Care		126,566,922

Industrials (14.3%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.*^	54,300	3,637,014
BE Aerospace, Inc.*^	169,100	1,466,097

		5,103,111

Airlines (0.3%)
AirTran Holdings, Inc.*^	193,000	878,150
Alaska Air Group, Inc.*	59,400	1,043,658
JetBlue Airways Corp.*	309,900	1,131,135

		3,052,943

Building Products (0.2%)
Lennox International, Inc.	78,500	2,077,110

Commercial Services & Supplies (1.7%)
Brink’s Co.	67,900	1,796,634
Clean Harbors, Inc.*	33,300	1,598,400
Copart, Inc.*^	105,000	3,114,300
Corrections Corp. of America*	199,271	2,552,662
Deluxe Corp.	86,500	832,995
Herman Miller, Inc.	88,200	940,212
HNI Corp.	75,000	780,000
Mine Safety Appliances Co.	47,800	956,956
Rollins, Inc.	67,800	1,162,770
Waste Connections, Inc.*^	132,500	3,405,250

		17,140,179

Construction & Engineering (2.6%)
Aecom Technology Corp.*	150,900	3,935,472
Dycom Industries, Inc.*	61,300	354,927
Granite Construction, Inc.^	55,100	2,065,148
KBR, Inc.	268,100	3,702,461
Quanta Services, Inc.*^	322,300	6,913,335
Shaw Group, Inc.*	138,400	3,793,544
URS Corp.*^	140,500	5,677,605

		26,442,492

Electrical Equipment (1.7%)
AMETEK, Inc.	176,600	5,522,282
Hubbell, Inc., Class B	93,700	2,526,152
Roper Industries, Inc.	148,418	6,300,344
Thomas & Betts Corp.*	88,700	2,219,274
Woodward Governor Co.	93,100	1,040,858

		17,608,910

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	102,100	2,004,223

Machinery (4.1%)
AGCO Corp.*	152,400	2,987,040
Bucyrus International, Inc.	124,700	1,892,946
Crane Co.	79,200	1,336,896
Donaldson Co., Inc.^	127,900	3,432,836
Federal Signal Corp.	82,400	434,248
Graco, Inc.	98,100	1,674,567
Harsco Corp.	132,500	2,937,525
IDEX Corp.	134,200	2,934,954
Joy Global, Inc.	169,300	3,606,090
Kennametal, Inc.	122,500	1,985,725
Lincoln Electric Holdings, Inc.^	71,200	2,256,328
Nordson Corp.^	56,400	1,603,452
Oshkosh Corp.^	122,700	826,998
Pentair, Inc.	164,000	3,553,880

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SPX Corp.	82,205	$3,864,457
Terex Corp.*	156,500	1,447,625
Timken Co.	142,400	1,987,904
Trinity Industries, Inc.^	133,100	1,216,534
Wabtec Corp.^	79,800	2,105,124

		42,085,129

Marine (0.1%)
Alexander & Baldwin, Inc.	69,200	1,316,876

Professional Services (1.5%)
Corporate Executive Board Co.	56,200	814,900
FTI Consulting, Inc.*	84,700	4,190,956
Kelly Services, Inc., Class A	42,500	342,125
Korn/Ferry International*	73,700	667,722
Manpower, Inc.	129,900	4,095,747
MPS Group, Inc.*	152,000	904,400
Navigant Consulting, Inc.*	76,800	1,003,776
Watson Wyatt Worldwide, Inc., Class A	70,600	3,485,522

		15,505,148

Road & Rail (1.0%)
Con-way, Inc.	76,100	1,364,473
J.B. Hunt Transport Services, Inc.	136,000	3,278,960
Kansas City Southern*	152,300	1,935,733
Landstar System, Inc.	85,800	2,871,726
Werner Enterprises, Inc.	69,900	1,056,888
YRC Worldwide, Inc.*^	90,800	407,692

		10,915,472

Trading Companies & Distributors (0.4%)
GATX Corp.	81,800	1,654,814
MSC Industrial Direct Co., Class A	74,600	2,317,822
United Rentals, Inc.*	91,200	383,952

		4,356,588

Total Industrials		147,608,181

Information Technology (14.1%)
Communications Equipment (1.4%)
3Com Corp.*	647,500	2,000,775
ADC Telecommunications, Inc.*^	157,100	689,669
ADTRAN, Inc.^	91,900	1,489,699
Avocent Corp.*	73,700	894,718
CommScope, Inc.*	122,400	1,390,464
F5 Networks, Inc.*^	131,800	2,761,210
Palm, Inc.*^	223,800	1,929,156
Plantronics, Inc.	82,200	992,154
Polycom, Inc.*^	140,000	2,154,600

		14,302,445

Computers & Peripherals (1.2%)
Diebold, Inc.^	109,900	2,346,365
Imation Corp.	52,700	403,155
NCR Corp.*	264,600	2,103,570
Western Digital Corp.*^	368,100	7,119,054

		11,972,144

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	197,800	3,770,068
Avnet, Inc.*	248,500	4,351,235
Ingram Micro, Inc., Class A*	267,900	3,386,256
Itron, Inc.*	60,600	2,869,410
Mettler-Toledo International, Inc.*	55,801	2,864,265
National Instruments Corp.	91,000	1,697,150
Tech Data Corp.*^	81,500	1,775,070
Trimble Navigation Ltd.*^	197,600	3,019,328
Vishay Intertechnology, Inc.*	307,000	$1,068,360

		24,801,142

Internet Software & Services (0.3%)
Digital River, Inc.*	61,700	1,839,894
ValueClick, Inc.*	146,400	1,245,864

		3,085,758

IT Services (3.8%)
Acxiom Corp.	109,600	811,040
Alliance Data Systems Corp.*^	98,900	3,654,355
Broadridge Financial Solutions, Inc.	231,300	4,304,493
DST Systems, Inc.*	68,200	2,361,084
Gartner, Inc.*	97,400	1,072,374
Global Payments, Inc.	133,033	4,444,633
Hewitt Associates, Inc., Class A*	138,500	4,121,760
Lender Processing Services, Inc.	138,900	4,251,729
ManTech International Corp., Class A*	35,200	1,474,880
Metavante Technologies, Inc.*	149,200	2,978,032
NeuStar, Inc., Class A*	123,500	2,068,625
SAIC, Inc.*	335,300	6,260,051
SRA International, Inc., Class A*	71,300	1,048,110

		38,851,166

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*^	100,900	1,919,118

Semiconductors & Semiconductor Equipment (2.0%)
Atmel Corp.*	745,300	2,705,439
Cree, Inc.*	146,700	3,451,851
Fairchild Semiconductor International, Inc.*	209,100	779,943
Integrated Device Technology, Inc.*	270,100	1,228,955
International Rectifier Corp.*	118,700	1,603,637
Intersil Corp., Class A	202,200	2,325,300
Lam Research Corp.*	207,700	4,729,329
RF Micro Devices, Inc.*^	452,000	601,160
Semtech Corp.*	101,000	1,348,350
Silicon Laboratories, Inc.*	73,600	1,943,040

		20,717,004

Software (2.8%)
ACI Worldwide, Inc.*	57,200	1,072,500
Advent Software, Inc.*	27,500	916,025
ANSYS, Inc.*	148,303	3,722,405
Cadence Design Systems, Inc.*	436,000	1,831,200
FactSet Research Systems, Inc.	69,600	3,479,304
Fair Isaac Corp.	82,000	1,153,740
Jack Henry & Associates, Inc.	139,600	2,278,272
Macrovision Solutions Corp.*	136,800	2,433,672
Mentor Graphics Corp.*	146,300	649,572
Parametric Technology Corp.*	190,400	1,900,192
Sybase, Inc.*^	136,461	4,133,404
Synopsys, Inc.*	237,500	4,923,375
Wind River Systems, Inc.*	112,100	717,440

		29,211,101

Total Information Technology		144,859,878

Materials (6.7%)
Chemicals (3.7%)
Airgas, Inc.	134,600	4,550,826
Albemarle Corp.	151,600	3,300,332
Ashland, Inc.^	109,100	1,127,003
Cabot Corp.	107,300	1,127,723
Cytec Industries, Inc.	77,200	1,159,544
FMC Corp.	119,700	5,163,858
Lubrizol Corp.	112,400	3,822,724

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Minerals Technologies, Inc.	30,100	$964,705
Olin Corp.	129,272	1,844,711
RPM International, Inc.	214,600	2,731,858
Scotts Miracle-Gro Co., Class A	73,400	2,546,980
Sensient Technologies Corp.	81,000	1,903,500
Terra Industries, Inc.	165,100	4,637,659
Valspar Corp.^	165,900	3,313,023

		38,194,446

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	68,500	5,432,050

Containers & Packaging (1.2%)
AptarGroup, Inc.	112,400	3,500,136
Greif, Inc., Class A	56,900	1,894,201
Packaging Corp. of America	171,400	2,231,628
Sonoco Products Co.	165,300	3,467,994
Temple-Inland, Inc.	180,600	969,822

		12,063,781

Metals & Mining (1.2%)
Carpenter Technology Corp.	72,200	1,019,464
Cliffs Natural Resources, Inc.	188,500	3,423,160
Commercial Metals Co.^	185,100	2,137,905
Reliance Steel & Aluminum Co.	105,900	2,788,347
Steel Dynamics, Inc.	269,500	2,374,295
Worthington Industries, Inc.	101,600	884,936

		12,628,107

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	143,800	320,674

Total Materials		68,639,058

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	379,700	873,310

Wireless Telecommunication Services (0.5%)
Syniverse Holdings, Inc.*	87,500	1,379,000
Telephone & Data Systems, Inc.	167,200	4,432,472

		5,811,472

Total Telecommunication Services		6,684,782

Utilities (6.6%)
Electric Utilities (1.7%)
DPL, Inc.	192,019	4,328,108
Great Plains Energy, Inc.^	199,300	2,684,571
Hawaiian Electric Industries, Inc.	151,800	2,085,732
IDACORP, Inc.	78,108	1,824,603
NV Energy, Inc.	388,400	3,647,076
Westar Energy, Inc.	180,000	3,155,400

		17,725,490

Gas Utilities (2.1%)
AGL Resources, Inc.	127,448	3,381,196
Energen Corp.	118,900	3,463,557
National Fuel Gas Co.	131,700	4,039,239
ONEOK, Inc.	174,400	3,946,672
UGI Corp.	178,863	4,222,955
WGL Holdings, Inc.	83,200	2,728,960

		21,782,579

Multi-Utilities (2.3%)
Alliant Energy Corp.	183,000	4,518,270
Black Hills Corp.	63,000	1,127,070
MDU Resources Group, Inc.	304,104	4,908,239
NSTAR	176,700	5,633,196
OGE Energy Corp.	157,000	3,739,740
PNM Resources, Inc.	141,400	$1,167,964
Vectren Corp.	134,600	2,838,714

		23,933,193

Water Utilities (0.5%)
Aqua America, Inc.	224,290	4,485,800

Total Utilities		67,927,062

Total Common Stocks (97.7%) (Cost $1,014,453,696)		1,005,464,381

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.3%)
U.S. Treasury Bills
0.18%, 6/11/09 #(p)	$3,155,000	3,153,867

Short-Term Investments of Cash Collateral for Securities Loaned (3.7%)
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	9,671,211	9,671,211
MassMutual Global Funding II
0.40%, 3/26/10 (l)	12,000,000	11,895,516
Merrill Lynch & Co., Inc.
0.59%, 5/8/09 (l)	7,000,000	7,000,000
Tango Finance Corp.
0.37%, 6/25/09 (l)	4,999,544	4,985,235
Wells Fargo & Co.
0.44%, 8/3/09 (l)	5,000,000	4,964,495

Total Short-Term Investments of Cash Collateral for Securities Loaned		38,516,457

Time Deposit (1.8%)
JPMorgan Chase Nassau
0.004%, 4/1/09	18,302,104	18,302,104

Total Short-Term Investments (5.8%) (Cost/Amortized Cost $60,126,662)		59,972,428

Total Investments (103.5%) (Cost/Amortized Cost $1,074,580,358)		1,065,436,809
Other Assets Less Liabilities (-3.5%)		(35,714,324)

Net Assets (100%)		$1,029,722,485

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
S&P MidCap 400 E-Mini Index	448	June-09	$19,363,711	$21,857,920	$2,494,209

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$1,005,464,381	$59,972,428	$—	$1,065,436,809
Other Investments*	2,494,209	—	—	2,494,209

Total	$1,007,958,590	$59,972,428	$—	$1,067,931,018

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$291,644,648
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,457,469

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,874,967
Aggregate gross unrealized depreciation	(90,572,407)

Net unrealized depreciation	$(18,697,440)

Federal income tax cost of investments	$1,084,134,249

At March 31, 2009, the Portfolio had loaned securities with a total value of $38,169,624. This was secured by collateral of $38,670,755, which was received as cash and subsequently invested in short-term investments currently valued at $38,516,457, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $416,590,954 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.3%)
Autoliv, Inc.^	34,238	$635,800
BorgWarner, Inc.^	6,800	138,040
Federal Mogul Corp.*	10,500	70,140
Goodyear Tire & Rubber Co.*^	40,931	256,228
TRW Automotive Holdings Corp.*^	273,300	880,026

		1,980,234

Automobiles (0.5%)
Ford Motor Co.*^	1,102,095	2,898,510
General Motors Corp.^	247,915	480,955
Harley-Davidson, Inc.^	12,003	160,720
Thor Industries, Inc.	12,570	196,344

		3,736,529

Distributors (0.5%)
Genuine Parts Co.	107,813	3,219,296

Diversified Consumer Services (0.2%)
Career Education Corp.*	42,836	1,026,351
Service Corp. International^	127,347	444,441
Weight Watchers International, Inc.^	2,500	46,375

		1,517,167

Hotels, Restaurants & Leisure (0.2%)
Boyd Gaming Corp.	23,100	86,163
Choice Hotels International, Inc.^	9,200	237,544
International Speedway Corp., Class A	15,397	339,658
Interval Leisure Group, Inc.*	14,581	77,279
MGM MIRAGE*^	3,400	7,922
Orient-Express Hotels Ltd., Class A^	2,700	11,070
Royal Caribbean Cruises Ltd.^	66,572	533,242
Wyndham Worldwide Corp.	85,027	357,113

		1,649,991

Household Durables (3.1%)
Black & Decker Corp.^	29,187	921,142
Centex Corp.	58,299	437,242
D.R. Horton, Inc.	150,513	1,459,976
Fortune Brands, Inc.	73,578	1,806,340
Harman International Industries, Inc.^	6,800	92,004
Jarden Corp.*^	32,233	408,392
KB Home	36,043	475,047
Leggett & Platt, Inc.^	74,715	970,548
Lennar Corp., Class A	64,427	483,847
M.D.C. Holdings, Inc.	172,631	5,375,729
Mohawk Industries, Inc.*^	26,905	803,652
Newell Rubbermaid, Inc.	211,974	1,352,394
NVR, Inc.*	1,812	775,083
Pulte Homes, Inc.^	78,432	857,262
Snap-On, Inc.	27,224	683,322
Stanley Works^	37,513	1,092,379
Toll Brothers, Inc.*	189,069	3,433,493
Whirlpool Corp.^	35,966	1,064,234

		22,492,086

Internet & Catalog Retail (0.3%)
Expedia, Inc.*	100,062	908,563
HSN, Inc.*^	14,581	74,946
Liberty Media Corp., Interactive, Class A*	285,738	828,640
Ticketmaster Entertainment, Inc.*	14,581	53,804

		1,865,953

Leisure Equipment & Products (0.5%)
Eastman Kodak Co.^	130,218	494,828
Hasbro, Inc.	33,771	$846,639
Mattel, Inc.	173,188	1,996,858

		3,338,325

Media (1.9%)
Ascent Media Corp., Class A*	6,391	159,775
Cablevision Systems Corp. - New York Group, Class A^	105,531	1,365,571
CBS Corp., Class B	279,615	1,073,722
Clear Channel Outdoor Holdings, Inc., Class A*	4,100	15,047
Discovery Communications, Inc., Class A*	30,795	493,336
Discovery Communications, Inc., Class C*	102,718	1,504,819
EW Scripps Co., Class A^	13,400	18,090
Gannett Co., Inc.^	108,150	237,930
Hearst-Argyle Television, Inc.^	10,600	44,096
Interpublic Group of Cos., Inc.*	31,500	129,780
Liberty Global, Inc., Class A*	69,436	1,010,988
Liberty Media Corp., Capital Series, Class A*	45,388	316,808
McGraw-Hill Cos., Inc.	77,379	1,769,658
Meredith Corp.	19,262	320,520
New York Times Co., Class A^	69,873	315,826
Regal Entertainment Group, Class A	37,888	508,078
Scripps Networks Interactive, Inc., Class A^	41,793	940,760
Virgin Media, Inc.^	567,554	2,724,259
Warner Music Group Corp.*	19,400	45,590
Washington Post Co., Class B	2,957	1,055,945

		14,050,598

Multiline Retail (1.2%)
Family Dollar Stores, Inc.	61,197	2,042,144
J.C. Penney Co., Inc.	106,211	2,131,655
Kohl’s Corp.*	34,937	1,478,534
Macy’s, Inc.^	202,033	1,798,093
Saks, Inc.*^	65,490	122,466
Sears Holdings Corp.*^	26,342	1,204,093

		8,776,985

Specialty Retail (1.8%)
American Eagle Outfitters, Inc.	269,082	3,293,564
AnnTaylor Stores Corp.*^	16,866	87,703
AutoNation, Inc.*^	55,135	765,274
Barnes & Noble, Inc.^	17,277	369,382
Bed Bath & Beyond, Inc.*^	22,080	546,480
Foot Locker, Inc.	73,115	766,245
Gap, Inc.	117,765	1,529,767
Limited Brands, Inc.	44,122	383,861
Office Depot, Inc.*	125,642	164,591
OfficeMax, Inc.	34,387	107,287
O’Reilly Automotive, Inc.*^	40,666	1,423,717
Penske Automotive Group, Inc.^	18,900	176,337
RadioShack Corp.	61,853	530,080
Signet Jewelers Ltd.^	41,428	474,351
TJX Cos., Inc.	92,300	2,366,572
Williams-Sonoma, Inc.^	38,157	384,623

		13,369,834

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	39,282	165,770
Liz Claiborne, Inc.^	42,981	106,163
Phillips-Van Heusen Corp.	3,000	68,040

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.^	96,624	$5,518,197

		5,858,170

Total Consumer Discretionary		81,855,168

Consumer Staples (7.5%)
Beverages (1.3%)
Brown-Forman Corp., Class B	12,853	499,082
Coca-Cola Enterprises, Inc.	152,470	2,011,079
Constellation Brands, Inc., Class A*^	88,068	1,048,009
Dr. Pepper Snapple Group, Inc.*	121,399	2,052,857
Molson Coors Brewing Co., Class B	55,269	1,894,622
Pepsi Bottling Group, Inc.	65,365	1,447,181
PepsiAmericas, Inc.	28,030	483,518

		9,436,348

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	28,252	903,781
Rite Aid Corp.*	235,400	84,744
Safeway, Inc.	208,509	4,209,797
SUPERVALU, Inc.	101,314	1,446,764

		6,645,086

Food Products (4.4%)
Bunge Ltd.	57,870	3,278,335
Campbell Soup Co.	49,193	1,345,920
Chaoda Modern Agriculture (Holdings) Ltd.	2,814,720	1,680,322
ConAgra Foods, Inc.	216,726	3,656,168
Corn Products International, Inc.	35,395	750,374
Dean Foods Co.*	111,870	2,022,610
Del Monte Foods Co.	93,315	680,266
First Pacific Co.	3,958,000	1,358,657
H.J. Heinz Co.	66,948	2,213,301
Hershey Co.^	36,150	1,256,212
Hormel Foods Corp.	34,029	1,079,060
JM Smucker Co.	45,792	1,706,668
Marfrig Frigorificos e Comercio de Alimentos S.A.*	215,600	695,199
Marine Harvest ASA*	5,618,000	1,779,885
McCormick & Co., Inc. (Non-Voting)	33,658	995,267
Perdigao S.A.	63,900	799,111
Sara Lee Corp.	336,351	2,717,716
Smithfield Foods, Inc.*^	289,439	2,738,093
Tyson Foods, Inc., Class A	125,145	1,175,112

		31,928,276

Household Products (0.3%)
Clorox Co.	45,482	2,341,413

Personal Products (0.2%)
Alberto-Culver Co.	35,960	813,055
Mead Johnson Nutrition Co., Class A*	6,700	193,429
NBTY, Inc.*^	12,973	182,660

		1,189,144

Tobacco (0.4%)
Lorillard, Inc.	39,498	2,438,607

Total Consumer Staples		53,978,874

Energy (4.5%)
Energy Equipment & Services (1.3%)
BJ Services Co.	139,588	1,388,901
Cie Generale de Geophysique-Veritas (ADR)*^	107,300	1,238,242
ENSCO International, Inc.	4,500	118,800
Exterran Holdings, Inc.*	29,393	470,876
Global Industries Ltd.*^	19,300	74,112
Helix Energy Solutions Group, Inc.*^	41,817	$214,939
Helmerich & Payne, Inc.^	49,746	1,132,716
Hercules Offshore, Inc.*^	39,771	62,838
Key Energy Services, Inc.*	52,597	151,479
Nabors Industries Ltd.*	115,264	1,151,487
Oil States International, Inc.*^	7,700	103,334
Patterson-UTI Energy, Inc.^	27,857	249,599
Pride International, Inc.*^	22,449	403,633
Rowan Cos., Inc.	34,577	413,887
SBM Offshore N.V.^	56,289	748,532
SEACOR Holdings, Inc.*	8,749	510,154
Tidewater, Inc.	23,607	876,528
Unit Corp.*^	4,988	104,349

		9,414,406

Oil, Gas & Consumable Fuels (3.2%)
Cabot Oil & Gas Corp.	26,700	629,319
Cimarex Energy Co.^	39,818	731,855
El Paso Corp.	264,287	1,651,794
Encore Acquisition Co.*	19,145	445,504
Forest Oil Corp.*^	45,765	601,810
Mariner Energy, Inc.*	11,000	85,250
Newfield Exploration Co.*	187,331	4,252,413
Noble Energy, Inc.	107,343	5,783,641
Overseas Shipholding Group, Inc.^	10,479	237,559
Petrohawk Energy Corp.*	7,000	134,610
Pioneer Natural Resources Co.^	57,468	946,498
Plains Exploration & Production Co.*	4,383	75,519
Southern Union Co.	53,824	819,201
Spectra Energy Corp.	301,506	4,263,295
St. Mary Land & Exploration Co.^	17,177	227,252
Sunoco, Inc.	22,340	591,563
Teekay Corp.^	20,589	292,981
Tesoro Corp.	46,608	627,810
Uranium One, Inc.*^	456,500	923,283

		23,321,157

Total Energy		32,735,563

Financials (23.7%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*^	41,300	1,722,623
Allied Capital Corp.^	82,150	130,618
American Capital Ltd.^	106,699	199,527
Ameriprise Financial, Inc.	243,161	4,982,369
E*TRADE Financial Corp.*^	177,200	226,816
Invesco Ltd.	299,660	4,153,288
Investment Technology Group, Inc.*	1,700	43,384
Janus Capital Group, Inc.^	5,300	35,245
Jefferies Group, Inc.^	60,654	837,025
Legg Mason, Inc.^	66,753	1,061,373
MF Global Ltd.*^	23,800	100,674
Northern Trust Corp.	10,089	603,524
Raymond James Financial, Inc.^	45,098	888,431
TD Ameritrade Holding Corp.*	178,800	2,469,228

		17,454,125

Commercial Banks (3.2%)
Associated Banc-Corp^	61,252	945,731
Bancorpsouth, Inc.^	39,680	826,931
Bank of Hawaii Corp.^	23,167	764,048
BOK Financial Corp.^	10,577	365,435
CapitalSource, Inc.^	89,446	109,124
City National Corp./California^	18,940	639,604
Comerica, Inc.	145,630	2,666,485
Commerce Bancshares, Inc./Missouri^	29,458	1,069,325
Cullen/Frost Bankers, Inc.^	27,933	1,311,175

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp^	243,791	$711,870
First Citizens BancShares, Inc./North Carolina, Class A	2,834	373,521
First Horizon National Corp.^	101,187	1,086,746
Fulton Financial Corp.^	82,113	544,409
Huntington Bancshares, Inc./Ohio^	321,733	534,077
KeyCorp	235,580	1,854,015
M&T Bank Corp.^	64,155	2,902,372
Marshall & Ilsley Corp.^	125,232	705,056
PNC Financial Services Group, Inc.	19,200	562,368
Popular, Inc.^	399,208	870,273
Regions Financial Corp.^	333,079	1,418,917
Signature Bank/New York*	1,500	42,345
Synovus Financial Corp.^	135,119	439,137
TCF Financial Corp.^	61,042	717,854
Valley National Bancorp^	64,626	799,424
Webster Financial Corp.^	23,792	101,116
Whitney Holding Corp./Louisiana	31,888	365,118
Wilmington Trust Corp.^	31,837	308,500
Zions Bancorporation	54,385	534,605

		23,569,581

Consumer Finance (0.3%)
AmeriCredit Corp.*^	61,283	359,118
Capital One Financial Corp.	42,200	516,528
Discover Financial Services	230,102	1,451,944
SLM Corp.*	24,089	119,240
Student Loan Corp.	1,800	78,192

		2,525,022

Diversified Financial Services (1.5%)
CIT Group, Inc.	524,540	1,494,939
Leucadia National Corp.*^	85,268	1,269,641
Moody’s Corp.	94,374	2,163,052
NASDAQ OMX Group, Inc.*^	29,035	568,505
PHH Corp.*^	371,000	5,212,550

		10,708,687

Insurance (9.3%)
Alleghany Corp.*^	2,459	666,030
Allied World Assurance Co. Holdings Ltd./Bermuda^	23,269	884,920
American Financial Group, Inc./Ohio^	37,136	596,033
American National Insurance Co.	7,638	400,307
Aon Corp.	132,555	5,410,895
Arch Capital Group Ltd.*	21,900	1,179,534
Arthur J. Gallagher & Co.	44,760	760,920
Assurant, Inc.	56,579	1,232,291
Axis Capital Holdings Ltd.	50,113	1,129,547
Brown & Brown, Inc.^	41,565	785,994
Cincinnati Financial Corp.^	69,977	1,600,374
CNA Financial Corp.^	12,258	112,283
Conseco, Inc.*	83,777	77,075
Endurance Specialty Holdings Ltd.	23,805	593,697
Erie Indemnity Co., Class A^	14,333	489,902
Everest Reinsurance Group Ltd.	81,349	5,759,509
Fidelity National Financial, Inc., Class A	175,117	3,416,533
First American Corp.	88,235	2,339,110
Genworth Financial, Inc., Class A	207,940	395,086
Hanover Insurance Group, Inc.	24,217	697,934
HCC Insurance Holdings, Inc.	54,746	1,379,052
Lincoln National Corp.	122,820	821,666
Markel Corp.*	4,751	1,348,714
Marsh & McLennan Cos., Inc.	243,607	4,933,042
MBIA, Inc.*^	78,023	357,345
Mercury General Corp.^	12,360	367,092
Old Republic International Corp.^	110,036	$1,190,589
OneBeacon Insurance Group Ltd., Class A	11,200	108,192
PartnerReinsurance Ltd.	55,718	3,458,416
Platinum Underwriters Holdings Ltd.	80,100	2,271,636
Principal Financial Group, Inc.^	122,835	1,004,790
Progressive Corp.*	322,559	4,335,193
Protective Life Corp.	32,155	168,814
Reinsurance Group of America, Inc.	155,035	5,021,584
RenaissanceReinsurance Holdings Ltd.	29,131	1,440,237
StanCorp Financial Group, Inc.^	23,124	526,765
Torchmark Corp.^	40,639	1,065,961
Transatlantic Holdings, Inc.	9,800	349,566
Unitrin, Inc.	20,142	281,585
Unum Group^	404,820	5,060,250
W.R. Berkley Corp.	64,649	1,457,835
Wesco Financial Corp.	690	190,440
White Mountains Insurance Group Ltd.	3,564	612,687
XL Capital Ltd., Class A	158,035	862,871

		67,142,296

Real Estate Investment Trusts (REITs) (5.7%)
Alexandria Real Estate Equities, Inc. (REIT)^	15,070	548,548
AMB Property Corp. (REIT)^	46,200	665,280
Annaly Capital Management, Inc. (REIT)	422,468	5,859,631
Apartment Investment & Management Co. (REIT), Class A	35,689	195,576
AvalonBay Communities, Inc. (REIT)^	36,787	1,731,196
Boston Properties, Inc. (REIT)^	57,149	2,001,929
Brandywine Realty Trust (REIT)	43,336	123,508
BRE Properties, Inc. (REIT)	23,161	454,650
Camden Property Trust (REIT)^	9,320	201,126
CBL & Associates Properties, Inc. (REIT)^	30,078	70,984
Developers Diversified Realty Corp. (REIT)^	60,762	129,423
Digital Realty Trust, Inc. (REIT)^	11,492	381,305
Douglas Emmett, Inc. (REIT)^	57,216	422,826
Duke Realty Corp. (REIT)^	69,310	381,205
Equity Residential (REIT)	128,838	2,364,177
Essex Property Trust, Inc. (REIT)^	9,451	541,920
Federal Realty Investment Trust (REIT)^	19,892	915,032
General Growth Properties, Inc. (REIT)	48,044	34,111
HCP, Inc. (REIT)^	105,998	1,892,064
Health Care REIT, Inc. (REIT)^	46,018	1,407,691
Hospitality Properties Trust (REIT)^	45,361	544,332
Host Hotels & Resorts, Inc. (REIT)	249,131	976,594
HRPT Properties Trust (REIT)	106,793	340,670
iStar Financial, Inc. (REIT)^	50,346	141,472
Kilroy Realty Corp. (REIT)^	14,222	244,476
Kimco Realty Corp. (REIT)^	216,445	1,649,311
Liberty Property Trust (REIT)	47,234	894,612
Mack-Cali Realty Corp. (REIT)^	31,015	614,407
MFA Financial, Inc. (REIT)	369,100	2,170,308
Nationwide Health Properties, Inc. (REIT)	44,190	980,576
Plum Creek Timber Co., Inc. (REIT)^	54,678	1,589,489
ProLogis (REIT)^	125,297	814,431

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Public Storage (REIT)	60,207	$3,326,437
Rayonier, Inc. (REIT)	33,114	1,000,705
Regency Centers Corp. (REIT)^	33,530	890,892
SL Green Realty Corp. (REIT)^	28,350	306,180
UDR, Inc. (REIT)^	70,262	604,956
Ventas, Inc. (REIT)^	52,032	1,176,444
Vornado Realty Trust (REIT)^	64,775	2,153,121
Weingarten Realty Investors (REIT)^	35,109	334,238

		41,075,833

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	69,777	281,201
Jones Lang LaSalle, Inc.^	16,353	380,371
St. Joe Co.*^	6,602	110,517

		772,089

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.^	40,971	376,523
Beneficial Mutual Bancorp, Inc.*^	45,206	445,279
Capitol Federal Financial^	6,900	260,889
Hudson City Bancorp, Inc.	162,311	1,897,415
MGIC Investment Corp.	55,859	79,320
New York Community Bancorp, Inc.^	164,222	1,834,360
People’s United Financial, Inc.	164,639	2,958,563
TFS Financial Corp.	40,437	490,501
Tree.com, Inc.*	2,430	11,227
Washington Federal, Inc.	42,231	561,250

		8,915,327

Total Financials		172,162,960

Health Care (5.7%)
Biotechnology (0.4%)
Theravance, Inc.*^	181,600	3,087,200

Health Care Equipment & Supplies (1.0%)
Beckman Coulter, Inc.	5,864	299,123
Cooper Cos., Inc.^	21,308	563,383
Hill-Rom Holdings, Inc.^	25,637	253,550
Hologic, Inc.*	61,690	807,522
Hospira, Inc.*	65,323	2,015,868
Inverness Medical Innovations, Inc.*^	18,278	486,743
Teleflex, Inc.	19,036	744,117
West Pharmaceutical Services, Inc.^	59,800	1,962,038

		7,132,344

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	129,247	4,221,207
Brookdale Senior Living, Inc.^	16,500	83,325
CIGNA Corp.	296,459	5,214,714
Community Health Systems, Inc.*^	35,198	539,937
Coventry Health Care, Inc.*	56,986	737,399
DaVita, Inc.*	8,465	372,037
Health Management Associates, Inc., Class A*^	38,100	98,298
Health Net, Inc.*^	47,857	692,969
Henry Schein, Inc.*	3,000	120,030
Humana, Inc.*	54,743	1,427,698
Laboratory Corp. of America Holdings*^	34,800	2,035,452
LifePoint Hospitals, Inc.*^	25,565	533,286
Lincare Holdings, Inc.*^	3,000	65,400
MEDNAX, Inc.*	3,200	94,304
Omnicare, Inc.	47,043	1,152,083
Quest Diagnostics, Inc.	13,344	633,573
Tenet Healthcare Corp.*	94,234	109,311
Universal Health Services, Inc., Class B^	22,741	$871,890

		19,002,913

Health Care Technology (0.2%)
HLTH Corp.*	34,983	362,074
IMS Health, Inc.	68,416	853,148

		1,215,222

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*^	17,858	485,916
Life Technologies Corp.*	29,287	951,242
PerkinElmer, Inc.	31,605	403,596

		1,840,754

Pharmaceuticals (1.3%)
Endo Pharmaceuticals Holdings, Inc.*	78,600	1,389,648
Forest Laboratories, Inc.*	132,496	2,909,612
H. Lundbeck A/S^	32,354	551,430
Impax Laboratories, Inc.*	226,400	1,186,336
King Pharmaceuticals, Inc.*	118,249	836,020
Mylan, Inc.*	118,169	1,584,646
Watson Pharmaceuticals, Inc.*	24,950	776,195

		9,233,887

Total Health Care		41,512,320

Industrials (6.6%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.*^	45,942	3,077,195
BE Aerospace, Inc.*^	3,000	26,010
L-3 Communications Holdings, Inc.	13,161	892,316
Spirit AeroSystems Holdings, Inc., Class A*^	49,364	492,159

		4,487,680

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	4,400	52,580

Airlines (1.2%)
AMR Corp.*^	63,730	203,299
Continental Airlines, Inc., Class B*^	58,360	514,151
Copa Holdings S.A., Class A	3,700	106,079
Delta Air Lines, Inc.*	995,938	5,607,131
Southwest Airlines Co.	349,376	2,211,550

		8,642,210

Building Products (0.2%)
Armstrong World Industries, Inc.*	9,300	102,393
Masco Corp.	172,687	1,205,355
Owens Corning, Inc.*	36,733	332,066
USG Corp.*^	13,498	102,720

		1,742,534

Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	50,810	1,135,095
Cintas Corp.^	62,508	1,545,198
Corrections Corp. of America*^	6,600	84,546
Pitney Bowes, Inc.	9,200	214,820
R.R. Donnelley & Sons Co.	244,429	1,791,665
Republic Services, Inc.	87,526	1,501,071
Steelcase, Inc., Class A	31,290	156,763

		6,429,158

Construction & Engineering (0.6%)
Aecom Technology Corp.*^	4,900	127,792
KBR, Inc.	14,900	205,769
Quanta Services, Inc.*	20,774	445,602

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	91,902	$3,713,760

		4,492,923

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	19,617	507,295
Hubbell, Inc., Class B^	15,023	405,020
Thomas & Betts Corp.*	25,335	633,882

		1,546,197

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.^	26,040	511,165

Machinery (1.9%)
AGCO Corp.*	34,398	674,201
Crane Co.^	24,395	411,788
Dover Corp.	33,526	884,416
Eaton Corp.	43,320	1,596,775
Flowserve Corp.	15,116	848,310
Gardner Denver, Inc.*	25,302	550,065
IDEX Corp.^	4,200	91,854
Ingersoll-Rand Co., Ltd., Class A	123,750	1,707,750
ITT Corp.	21,191	815,218
Kennametal, Inc.	29,336	475,536
Lincoln Electric Holdings, Inc.^	6,655	210,897
Oshkosh Corp.^	10,500	70,770
Pentair, Inc.	177,692	3,850,586
Terex Corp.*	45,999	425,491
Timken Co.	37,597	524,854
Trinity Industries, Inc.^	39,452	360,591

		13,499,102

Marine (0.1%)
Alexander & Baldwin, Inc.	19,891	378,526

Professional Services (0.3%)
Dun & Bradstreet Corp.	7,792	599,984
Equifax, Inc.	28,482	696,385
Manpower, Inc.	35,151	1,108,311

		2,404,680

Road & Rail (0.4%)
Avis Budget Group, Inc.*^	46,800	42,588
Con-way, Inc.^	100,766	1,806,734
Hertz Global Holdings, Inc.*^	143,763	564,989
Kansas City Southern*^	7,900	100,409
Ryder System, Inc.	18,179	514,648

		3,029,368

Trading Companies & Distributors (0.1%)
GATX Corp.^	20,450	413,703
United Rentals, Inc.*^	27,175	114,407
WESCO International, Inc.*^	5,200	94,224

		622,334

Total Industrials		47,838,457

Information Technology (8.0%)
Communications Equipment (0.4%)
ADC Telecommunications, Inc.*^	44,933	197,256
Brocade Communications Systems, Inc.*	152,554	526,311
EchoStar Corp., Class A*	18,933	280,776
JDS Uniphase Corp.*	274,232	891,254
Tellabs, Inc.*	191,682	877,904

		2,773,501

Computers & Peripherals (1.2%)
Diebold, Inc.	5,000	106,750
Lexmark International, Inc., Class A*	36,905	622,587
NCR Corp.*^	7,700	61,215
NetApp, Inc.*	126,300	1,874,292
QLogic Corp.*	57,264	$636,776
SanDisk Corp.*	86,849	1,098,640
Seagate Technology	120,224	722,546
Sun Microsystems, Inc.*	352,930	2,583,448
Teradata Corp.*	43,934	712,609

		8,418,863

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	292,531	5,575,641
Avnet, Inc.*	39,846	697,703
AVX Corp.^	21,000	190,680
Flextronics International Ltd.*	569,681	1,646,378
Ingram Micro, Inc., Class A*	80,904	1,022,627
Jabil Circuit, Inc.	53,372	296,748
Kingboard Laminates Holdings Ltd	5,356,000	1,488,468
Molex, Inc.^	46,696	641,603
Tech Data Corp.*^	20,577	448,167
Vishay Intertechnology, Inc.*	88,774	308,934

		12,316,949

Internet Software & Services (0.1%)
IAC/InterActiveCorp*	38,455	585,670

IT Services (1.6%)
Affiliated Computer Services, Inc., Class A*	30,864	1,478,077
CACI International, Inc., Class A*	86,300	3,149,087
Computer Sciences Corp.*^	71,929	2,649,864
Convergys Corp.*	59,618	481,714
DST Systems, Inc.*	3,500	121,170
Fidelity National Information Services, Inc.	71,758	1,305,996
Genpact Ltd.*	1,500	13,290
Lender Processing Services, Inc.	36,274	1,110,347
SAIC, Inc.*	80,509	1,503,103
Unisys Corp.*^	74,100	39,273

		11,851,921

Office Electronics (0.3%)
Xerox Corp.	429,088	1,952,350
Zebra Technologies Corp., Class A*	2,000	38,040

		1,990,390

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*^	250,616	764,379
Atmel Corp.*^	74,700	271,161
Cree, Inc.*^	25,040	589,191
Fairchild Semiconductor International, Inc.*	61,624	229,857
Integrated Device Technology, Inc.*^	46,371	210,988
International Rectifier Corp.*^	26,822	362,365
Intersil Corp., Class A^	39,401	453,111
KLA-Tencor Corp.	5,000	100,000
Lam Research Corp.*^	4,900	111,573
LSI Corp.*	75,999	231,037
Micron Technology, Inc.*^	318,759	1,294,162
Novellus Systems, Inc.*	33,263	553,164
Teradyne, Inc.*	282,800	1,238,664
Varian Semiconductor Equipment Associates, Inc.*^	222,750	4,824,765

		11,234,417

Software (1.2%)
Amdocs Ltd.*^	54,382	1,007,155
CA, Inc.	98,245	1,730,094
Cadence Design Systems, Inc.*	123,839	520,124
Compuware Corp.*	48,984	322,805
McAfee, Inc.*^	111,185	3,724,697
Novell, Inc.*	92,027	392,035

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	67,292	$1,394,963

		9,091,873

Total Information Technology		58,263,584

Materials (6.3%)
Chemicals (2.7%)
Agrium, Inc.^	57,200	2,047,188
Ashland, Inc.^	31,476	325,147
Cabot Corp.^	31,355	329,541
Celanese Corp., Class A	189,600	2,534,952
Cytec Industries, Inc.	23,127	347,368
Eastman Chemical Co.	36,656	982,381
FMC Corp.	117,243	5,057,863
Huntsman Corp.	71,663	224,305
Intrepid Potash, Inc.*^	6,900	127,305
JSR Corp.	34,800	410,315
Lubrizol Corp.	32,619	1,109,372
Nalco Holding Co.^	4,800	62,736
PPG Industries, Inc.	69,655	2,570,270
Rohm & Haas Co.	9,814	773,736
RPM International, Inc.^	60,871	774,888
Scotts Miracle-Gro Co., Class A^	4,200	145,740
Sigma-Aldrich Corp.^	27,313	1,032,158
Valhi, Inc.^	1,650	15,477
Valspar Corp.^	48,264	963,832

		19,834,574

Construction Materials (0.3%)
Eagle Materials, Inc.	2,200	53,350
Martin Marietta Materials, Inc.^	1,400	111,020
Vulcan Materials Co.^	52,347	2,318,449

		2,482,819

Containers & Packaging (1.9%)
AptarGroup, Inc.	26,690	831,126
Ball Corp.	39,432	1,711,349
Bemis Co., Inc.	47,732	1,000,940
Greif, Inc., Class A	67,500	2,247,075
Owens-Illinois, Inc.*	179,825	2,596,673
Packaging Corp. of America	38,246	497,963
Pactiv Corp.*	167,988	2,450,945
Sealed Air Corp.	76,740	1,059,012
Sonoco Products Co.	47,669	1,000,096
Temple-Inland, Inc.^	50,654	272,012

		13,667,191

Metals & Mining (0.6%)
Carpenter Technology Corp.	19,642	277,345
Century Aluminum Co.*	12,550	26,480
Cliffs Natural Resources, Inc.	91,000	1,652,560
Commercial Metals Co.^	54,801	632,952
Reliance Steel & Aluminum Co.	29,586	778,999
Schnitzer Steel Industries, Inc., Class A	9,200	288,788
Steel Dynamics, Inc.	55,407	488,136
Titanium Metals Corp.	33,318	182,249

		4,327,509

Paper & Forest Products (0.8%)
Domtar Corp.*	225,841	214,549
International Paper Co.	203,265	1,430,985
MeadWestvaco Corp.	83,534	1,001,573
Weyerhaeuser Co.	100,686	2,775,913

		5,423,020

Total Materials		45,735,113

Telecommunication Services (1.3%)
Diversified Telecommunication Services (0.8%)
CenturyTel, Inc.^	47,541	$1,336,853
Embarq Corp.	34,946	1,322,706
Frontier Communications Corp.	118,891	853,637
Qwest Communications International, Inc.^	359,520	1,229,558
Windstream Corp.	108,258	872,560

		5,615,314

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*^	3,300	16,995
Crown Castle International Corp.*^	107,167	2,187,279
Leap Wireless International, Inc.*^	22,994	801,801
Telephone & Data Systems, Inc.	28,173	746,866
U.S. Cellular Corp.*	4,500	150,030

		3,902,971

Total Telecommunication Services		9,518,285

Utilities (12.6%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.	191,601	4,839,841
DPL, Inc.	50,060	1,128,352
Edison International	155,131	4,469,324
Great Plains Energy, Inc.	57,196	770,430
Hawaiian Electric Industries, Inc.	42,550	584,637
Northeast Utilities	294,339	6,354,779
NV Energy, Inc.	480,568	4,512,534
Pepco Holdings, Inc.	104,335	1,302,101
Pinnacle West Capital Corp.	47,882	1,271,746
Progress Energy, Inc.	132,524	4,805,320

		30,039,064

Gas Utilities (1.5%)
AGL Resources, Inc.	36,673	972,935
Atmos Energy Corp.	43,389	1,003,154
Energen Corp.	28,042	816,863
National Fuel Gas Co.	38,797	1,189,904
ONEOK, Inc.	49,716	1,125,073
Questar Corp.	51,116	1,504,344
UGI Corp.	191,690	4,525,801

		11,138,074

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.	8,100	167,346
Dynegy, Inc., Class A*	230,329	324,764
Mirant Corp.*	24,717	281,774
NRG Energy, Inc.*	66,746	1,174,730
Reliant Energy, Inc.*	163,239	520,732

		2,469,346

Multi-Utilities (6.4%)
Alliant Energy Corp.	52,574	1,298,052
Ameren Corp.	99,779	2,313,875
CenterPoint Energy, Inc.	56,729	591,684
CMS Energy Corp.^	107,401	1,271,628
Consolidated Edison, Inc.^	129,796	5,141,220
DTE Energy Co.	77,913	2,158,190
Integrys Energy Group, Inc.^	36,638	954,054
MDU Resources Group, Inc.	86,838	1,401,565
NiSource, Inc.	130,653	1,280,399
NSTAR	50,649	1,614,690
OGE Energy Corp.	43,996	1,047,985
PG&E Corp.	170,431	6,513,873
SCANA Corp.	55,872	1,725,886
Sempra Energy	119,206	5,512,085
TECO Energy, Inc.^	225,212	2,511,114
Vectren Corp.	38,160	804,794

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Wisconsin Energy Corp.	145,194	$5,977,637
Xcel Energy, Inc.	216,299	4,029,650

		46,148,381

Water Utilities (0.3%)
American Water Works Co., Inc.^	30,300	582,972
Aqua America, Inc.^	63,440	1,268,800

		1,851,772

Total Utilities		91,646,637

Total Common Stocks (87.5%) (Cost $1,260,625,523)		635,246,961

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.1%)
iShares Morningstar Mid Core Index Fund^	32,066	1,448,421
iShares Morningstar Mid Growth Index Fund^	77,730	3,986,772
iShares Morningstar Mid Value Index Fund	236,237	9,525,076
iShares Russell Midcap Growth Index Fund	131,354	3,953,755
iShares Russell Midcap Index Fund	10,519	568,131
iShares Russell Midcap Value Index Fund^	1,643,205	39,141,143
iShares S&P MidCap 400 Growth Index Fund^	91,100	4,798,237
iShares S&P MidCap 400 Index Fund	12,855	625,396
iShares S&P MidCap 400/BARRA Value Index Fund^	377,762	16,693,303

Total Investment Companies (11.1%) (Cost $147,263,004)		80,740,234

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.18%, 6/11/09 (p)	$1,124,000	1,123,597

Short-Term Investments of Cash Collateral for Securities Loaned (13.1%)
Calyon/New York
0.41%, 7/2/10 (l)	9,997,218	9,769,151
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	55,602,099	55,602,099
Links Finance LLC
0.37%, 6/22/09 (l)	14,999,038	14,936,642
MassMutual Global Funding II
0.40%, 3/26/10 (l)	10,000,000	9,912,930
Wells Fargo & Co.
0.44%, 8/3/09 (l)	5,000,000	4,964,495

Total Short-Term Investments of Cash Collateral for Securities Loaned		95,185,317

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09	8,434,074	8,434,074

Total Short-Term Investments (14.5%) (Cost/Amortized Cost $105,156,051)		104,742,988

Total Investments (113.1%) (Cost/Amortized Cost $1,513,044,578)		$820,730,183
Other Assets Less Liabilities (-13.1%)		(94,863,182)

Net Assets (100%)		$725,867,001

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
S&P MidCap 400 E-Mini Index	161	June-09	$6,958,834	$7,855,190	$896,356

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$707,969,586	$112,760,597	$—	$820,730,183
Other Investments*	896,356	—	—	896,356

Total	$708,865,942	$112,760,597	$—	$821,626,539

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$58,848,147
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$71,460,210

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,041,570
Aggregate gross unrealized depreciation	(695,355,965)

Net unrealized depreciation	$(692,314,395)

Federal income tax cost of investments	$1,513,044,578

At March 31, 2009, the Portfolio had loaned securities with a total value of $95,363,645. This was secured by collateral of $95,598,355, which was received as cash and subsequently invested in short-term investments currently valued at $95,185,317, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $15,899, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2009, the Portfolio incurred approximately $666 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $146,279,123 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificate of Deposit (5.2%)
Royal Bank of Canada
0.39%, 4/28/09	$150,000,000	$150,000,000

Commercial Paper (34.9%)
Cancara Asset Securitisation LLC
1.03%, 5/19/09(n)(p)	150,000,000	149,790,000
CHARTA, LLC
0.00%, 4/1/09(n)(p)	50,000,000	50,000,000
0.98%, 5/19/09(n)(p)	80,000,000	79,893,333
Gemini Securitization Corp. LLC
0.00%, 4/1/09(n)(p)	150,000,000	150,000,000
General Electric Capital Corp.
0.00%, 4/1/09(n)(p)	140,000,000	140,000,000
0.39%, 4/28/09(n)(p)	150,000,000	149,955,000
HSBC Bank USA, N.A.
0.00%, 4/1/09(n)(p)	140,000,000	140,000,000
Societe Generale North America, Inc.
0.38%, 4/2/09(n)(p)	150,000,000	149,996,875

Total Commercial Paper		1,009,635,208

Government Securities (39.8%)
Federal Home Loan Bank
0.00%, 4/1/09	400,000,000	400,000,000
1.29%, 9/10/09(l)	50,000,000	50,000,000
Federal National Mortgage Association
0.37%, 5/20/09(p)	250,000,000	249,870,695
U.S. Treasury Bills
0.43%, 5/15/09(p)	150,000,000	149,919,333
0.41%, 6/4/09(p)	300,000,000	299,776,000

Total Government Securities		1,149,566,028

Time Deposits (20.3%)
Branch Banking and Trust Co.
0.03%, 4/1/09	140,000,000	140,000,000
Compass Bank
0.13%, 4/1/09	140,000,000	140,000,000
JPMorgan Chase Nassau
0.004%, 4/1/09	26,997,914	26,997,914
M&T Bank
0.13%, 4/1/09	140,000,000	140,000,000
State Street Bank and Trust
0.10%, 4/1/09	140,000,000	140,000,000

Total Time Deposits		586,997,914

Variable Rate Securities (1.9%)
Citigroup Funding, Inc.
1.45%, 5/8/09(l)	30,000,000	30,000,000
Intesa Sanpaolo S.p.A./New York
1.06%, 5/13/09(l)	25,000,000	25,000,000

Total Variable Rate Securities		55,000,000

Total Investments (102.1%) (Amortized Cost $2,951,199,150)		2,951,199,150
Other Assets Less Liabilities (-2.1%)		(60,105,488)

Net Assets (100%)		$2,891,093,662

Federal Income Tax Cost of Investments		$2,951,199,150

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$2,951,199,150	$—	$2,951,199,150
Other Investments*	—	—	—	—

Total	$—	$2,951,199,150	$—	$2,951,199,150

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio has a net capital loss carryforward of $68,001 which expires in the year 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.6%)
Hotels, Restaurants & Leisure (4.4%)
McDonald’s Corp.	223,808	$12,213,203

Textiles, Apparel & Luxury Goods (3.2%)
NIKE, Inc., Class B	193,100	9,054,459

Total Consumer Discretionary		21,267,662

Consumer Staples (22.4%)
Beverages (7.8%)
Coca-Cola Co.	295,800	13,000,410
PepsiCo, Inc.	170,640	8,784,547

		21,784,957

Food & Staples Retailing (9.2%)
Costco Wholesale Corp.	190,000	8,800,800
CVS Caremark Corp.	209,600	5,761,904
Wal-Mart Stores, Inc.	217,550	11,334,355

		25,897,059

Household Products (5.4%)
Colgate-Palmolive Co.	125,153	7,381,524
Procter & Gamble Co.	161,796	7,618,974

		15,000,498

Total Consumer Staples		62,682,514

Energy (11.8%)
Energy Equipment & Services (7.6%)
Cameron International Corp.*	276,200	6,057,066
Halliburton Co.	313,800	4,854,486
Schlumberger Ltd.	255,652	10,384,584

		21,296,136

Oil, Gas & Consumable Fuels (4.2%)
Devon Energy Corp.	83,000	3,709,270
Occidental Petroleum Corp.	141,200	7,857,780

		11,567,050

Total Energy		32,863,186

Financials (4.3%)
Capital Markets (4.3%)
Charles Schwab Corp.	782,600	12,130,300

Total Financials		12,130,300

Health Care (18.3%)
Biotechnology (4.1%)
Gilead Sciences, Inc.*	246,900	11,436,408

Health Care Equipment & Supplies (2.4%)
Stryker Corp.	201,800	6,869,272

Pharmaceuticals (11.8%)
Abbott Laboratories, Inc.	258,650	12,337,605
Allergan, Inc.	162,500	7,761,000
Schering-Plough Corp.	545,600	12,848,880

		32,947,485

Total Health Care		51,253,165

Industrials (4.9%)
Construction & Engineering (3.1%)
Fluor Corp.	253,500	8,758,425

Electrical Equipment (1.8%)
Emerson Electric Co.	173,400	$4,955,772

Total Industrials		13,714,197

Information Technology (26.4%)
Communications Equipment (9.9%)
Juniper Networks, Inc.*	419,100	6,311,646
QUALCOMM, Inc.	345,200	13,431,732
Research In Motion Ltd.*	186,600	8,036,862

		27,780,240

Computers & Peripherals (8.6%)
Apple, Inc.*	121,400	12,761,568
Hewlett-Packard Co.	349,600	11,208,176

		23,969,744

Internet Software & Services (4.7%)
Google, Inc., Class A*	37,670	13,111,420

IT Services (3.2%)
Visa, Inc., Class A	160,900	8,946,040

Total Information Technology		73,807,444

Materials (3.2%)
Chemicals (3.2%)
Monsanto Co.	108,900	9,049,590

Total Materials		9,049,590

Total Common Stocks (98.9%) (Cost $354,477,992)		276,768,058

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.004%, 4/1/09 (Amortized Cost $2,121,225)	$2,121,225	2,121,225

Total Investments (99.7%) (Cost/Amortized Cost $356,599,217)		278,889,283
Other Assets Less Liabilities (0.3%)		901,076

Net Assets (100%)		$279,790,359

*	Non-income producing.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$276,768,058	$2,121,225	$—	$278,889,283
Other Investments*	—	—	—	—

Total	$276,768,058	$2,121,225	$—	$278,889,283

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,811,287
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,959,430

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$792,917
Aggregate gross unrealized depreciation	(81,055,487)

Net unrealized depreciation	$(80,262,570)

Federal income tax cost of investments	$359,151,853

The Portfolio has a net capital loss carryforward of $44,949,111 of which $2,496,503 expires in the year 2009, $31,864,645 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

Included in the capital loss carryforward is $2,837,111 of lossess acquired from the EQ/Enterprise Multi-Cap Growth portfolio, as a result of tax-free reorganizations during the years ended 2003 and 2005. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of these capital losses will be available to use.

For the three months ended March 31, 2009, the Portfolio incurred approximately $1,352 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (0.3%)
Dana Holding Corp.*	29,277	$13,467
Goodyear Tire & Rubber Co.*	209,436	1,311,069
International Automotive Components Group North America LLC (ADR)(b)*†	1,598	1,866
International Automotive Components Group North America LLC(b)*†	92,290	10,313
Lear Corp.*	93,898	70,424

		1,407,139

Automobiles (0.5%)
Daimler AG	65,373	1,661,745
Harley-Davidson, Inc.	69,509	930,726

		2,592,471

Diversified Consumer Services (0.6%)
H&R Block, Inc.	106,385	1,935,143
Hillenbrand, Inc.	60,816	973,664

		2,908,807

Hotels, Restaurants & Leisure (0.0%)
GHCP Harrah’s Investment LP(b)*†	173,925	—

Leisure Equipment & Products (1.6%)
Eastman Kodak Co.	383,339	1,456,688
Mattel, Inc.	618,865	7,135,514

		8,592,202

Media (6.5%)
Comcast Corp., Special Class A	1,016,006	13,075,997
News Corp., Class A	1,133,869	7,506,213
Time Warner Cable, Inc.	64,656	1,603,469
Time Warner, Inc.	257,491	4,969,571
Viacom, Inc., Class B*	271,234	4,714,047
Virgin Media, Inc.	484,032	2,323,354

		34,192,651

Total Consumer Discretionary		49,693,270

Consumer Staples (23.9%)
Beverages (3.1%)
Brown-Forman Corp., Class B	45,359	1,761,290
Carlsberg A/S, Class B	46,791	1,933,268
Coca-Cola Enterprises, Inc.	156,646	2,066,161
Dr. Pepper Snapple Group, Inc.*	288,845	4,884,369
Pernod-Ricard S.A.	96,863	5,413,959

		16,059,047

Food & Staples Retailing (5.6%)
Carrefour S.A.	145,188	5,658,258
CVS Caremark Corp.	487,655	13,405,636
Kroger Co.	314,197	6,667,260
Wal-Mart Stores, Inc.	75,184	3,917,086

		29,648,240

Food Products (5.6%)
Cadbury plc	596,647	4,506,191
General Mills, Inc.	74,846	3,733,318
Groupe Danone S.A.	62,435	3,047,642
Kraft Foods, Inc., Class A	356,491	7,946,185
Nestle S.A. (Registered)	307,667	10,414,371

		29,647,707

Tobacco (9.6%)
Altria Group, Inc.	409,741	6,564,051
British American Tobacco plc	583,051	13,500,604
Imperial Tobacco Group plc	494,724	11,110,743
Japan Tobacco, Inc.	1,490	$3,979,233
KT&G Corp.	52,753	2,905,148
Lorillard, Inc.	26,178	1,616,230
Philip Morris International, Inc.	81,538	2,901,122
Reynolds American, Inc.	212,029	7,599,119

		50,176,250

Total Consumer Staples		125,531,244

Energy (6.7%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	76,550	2,185,503
Exterran Holdings, Inc.*	101,572	1,627,183
Pride International, Inc.*	94,290	1,695,334
Transocean Ltd.*	107,682	6,336,009

		11,844,029

Oil, Gas & Consumable Fuels (4.4%)
BP plc	450,980	3,018,179
Marathon Oil Corp.	272,317	7,159,214
Noble Energy, Inc.	61,011	3,287,273
Royal Dutch Shell plc, Class A	283,788	6,383,300
Total S.A.	71,665	3,554,287

		23,402,253

Total Energy		35,246,282

Financials (9.9%)
Capital Markets (0.2%)
CG Investor LLC I(b)*†	1,679,193	461,778
CG Investor LLC II(b)*†	1,679,193	461,778
CG Investor LLC III(b)*†	839,596	230,889

		1,154,445

Commercial Banks (0.4%)
Guaranty Bancorp*	91,672	160,426
Intesa Sanpaolo S.p.A.	679,566	1,868,864

		2,029,290

Diversified Financial Services (0.1%)
CIT Group, Inc.	121,547	346,409

Insurance (7.7%)
ACE Ltd.	118,135	4,772,654
Alleghany Corp.*	10,682	2,893,131
Berkshire Hathaway, Inc., Class B*	6,831	19,263,419
Conseco, Inc.*	169,143	155,612
Old Republic International Corp.	301,264	3,259,676
Travelers Cos., Inc.	71,306	2,897,876
White Mountains Insurance Group Ltd.	31,168	5,358,091
Zurich Financial Services AG (Registered)	16,889	2,665,203

		41,265,662

Real Estate Investment Trusts (REITs) (1.2%)
Alexander’s, Inc. (REIT)	14,296	2,435,752
Link REIT (REIT)	1,274,210	2,516,220
Ventas, Inc. (REIT)	50,055	1,131,744

		6,083,716

Real Estate Management & Development (0.3%)
Forestar Group, Inc.*	62,654	479,303
St. Joe Co.*	50,158	839,645

		1,318,948

Total Financials		52,198,470

Health Care (3.5%)
Health Care Providers & Services (0.6%)
Community Health Systems, Inc.*	120,018	1,841,076

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tenet Healthcare Corp.*	1,106,964	$1,284,078

		3,125,154

Life Sciences Tools & Services (0.1%)
MDS, Inc.*	143,183	671,170

Pharmaceuticals (2.8%)
Novartis AG (Registered)	115,175	4,347,143
Schering-Plough Corp.	290,506	6,841,417
Valeant Pharmaceuticals International*	117,075	2,082,764
Wyeth	31,160	1,341,126

		14,612,450

Total Health Care		18,408,774

Industrials (7.8%)
Aerospace & Defense (1.1%)
GenCorp, Inc.*	80,417	170,484
United Technologies Corp.	135,929	5,842,228

		6,012,712

Air Freight & Logistics (0.3%)
TNT N.V.	106,936	1,829,357

Airlines (0.3%)
ACE Aviation Holdings, Inc., Class A*	94,744	417,060
Delta Air Lines, Inc.*	162,130	912,792

		1,329,852

Building Products (0.3%)
Owens Corning, Inc.*	161,542	1,460,340

Industrial Conglomerates (4.4%)
Keppel Corp., Ltd.	780,594	2,600,176
Koninklijke Philips Electronics N.V.	213,463	3,150,783
Orkla ASA	1,151,892	7,965,088
Siemens AG (Registered)	97,399	5,577,751
Tyco International Ltd.	183,933	3,597,729

		22,891,527

Machinery (0.8%)
Federal Signal Corp.	120,061	632,721
Parker Hannifin Corp.	57,991	1,970,535
SKF AB, Class B	201,656	1,744,209

		4,347,465

Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	724	3,180,187

Total Industrials		41,051,440

Information Technology (7.6%)
Communications Equipment (0.7%)
Motorola, Inc.	927,653	3,923,972

Computers & Peripherals (1.4%)
Dell, Inc.*	705,139	6,684,718
Diebold, Inc.	35,243	752,438

		7,437,156

Electronic Equipment, Instruments & Components (0.5%)
Tyco Electronics Ltd.	257,703	2,845,041

Internet Software & Services (0.3%)
Yahoo!, Inc.*	128,899	1,651,196

IT Services (0.8%)
Alliance Data Systems Corp.*	107,413	3,968,910

Semiconductors & Semiconductor Equipment (1.4%)
LSI Corp.*	1,232,099	$3,745,581
Maxim Integrated Products, Inc.	291,746	3,853,965

		7,599,546

Software (2.5%)
Microsoft Corp.	675,010	12,399,934

Total Information Technology		39,825,755

Materials (5.6%)
Chemicals (1.6%)
Koninklijke DSM N.V.	112,760	2,963,224
Linde AG	81,495	5,537,725

		8,500,949

Containers & Packaging (0.2%)
Temple-Inland, Inc.	171,983	923,549

Metals & Mining (1.2%)
AK Steel Holding Corp.	89,958	640,501
Anglo American plc	132,186	2,241,140
ArcelorMittal (N.Y. Shares) (Registered)	98,015	1,964,221
Cliffs Natural Resources, Inc.	81,707	1,483,799

		6,329,661

Paper & Forest Products (2.6%)
Domtar Corp.*	681,891	647,796
International Paper Co.	468,098	3,295,409
MeadWestvaco Corp.	86,338	1,035,193
Mondi Ltd.	4,151	12,085
Weyerhaeuser Co.	313,301	8,637,708

		13,628,191

Total Materials		29,382,350

Telecommunication Services (3.7%)
Diversified Telecommunication Services (3.7%)
Koninklijke (Royal) KPN N.V.	354,639	4,742,692
Qwest Communications International, Inc.	2,868,594	9,810,592
Telefonica S.A.	237,904	4,751,422

Total Telecommunication Services		19,304,706

Utilities (4.1%)
Electric Utilities (2.7%)
E.ON AG	245,917	6,845,177
Entergy Corp.	41,415	2,819,947
Exelon Corp.	101,969	4,628,373

		14,293,497

Independent Power Producers & Energy Traders (0.9%)
Constellation Energy Group, Inc.	185,928	3,841,272
NRG Energy, Inc.*	43,548	766,445

		4,607,717

Multi-Utilities (0.5%)
GDF Suez S.A.	81,633	2,806,724

Total Utilities		21,707,938

Total Common Stocks (82.3%) (Cost $742,949,734)		432,350,229

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Dana Holding Corp.
4.000%(b)§†
(Cost $248,400)	2,484	$21,039

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.6%)
Consumer Discretionary (0.8%)
Auto Components (0.0%)
International Automotive Components Group North America LLC Term Loan
9.000%, 12/31/49(b)†	$44,584	24,953

		24,953

Hotels, Restaurants & Leisure (0.0%)
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15(h)	510,000	40,800

Media (0.8%)
Charter Communications Operating LLC Term Loan
3.161%, 3/6/14(h)(l)	4,422,067	3,605,829
7.250%, 3/6/14	772,255	713,692

		4,319,521

Total Consumer Discretionary		4,385,274

Financials (0.4%)
Capital Markets (0.2%)
CG Investor LLC I
12.000%, 7/31/12(b)†	1,473,800	405,295
CG Investor LLC II
12.000%, 7/31/12(b)†	1,473,800	405,295
CG Investor LLC III
12.000%, 7/31/12(b)†	736,900	202,648

		1,013,238

Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(h)	2,014,000	5,035

Real Estate Management & Development (0.2%)
Realogy Corp. Term Loan
2.768%, 12/15/13(l)	1,022,078	465,044
3.211%, 12/15/13(l)	282,380	128,483
3.518%, 12/15/13(l)	573,044	325,489
4.721%, 12/15/13(l)	64,008	29,124
4.725%, 12/15/13(l)	11,430	5,201
4.755%, 12/15/13(l)	9,144	4,161
5.710%, 12/15/13(l)	130,607	74,185
5.790%, 12/15/13(l)	22,860	10,401

		1,042,088

Total Financials		2,060,361

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49(b)†	1,510,000	951

Total Industrials		951

Information Technology (0.3%)
IT Services (0.3%)
First Data Corp. Term Loan
3.411%, 9/24/14(l)	$2,145,211	$1,441,183

Total Information Technology		1,441,183

Materials (0.3%)
Paper & Forest Products (0.3%)
Pontus I LLC Term Loan
3.268%, 7/28/09(b)(l)§†	582,595	570,239
4.095%, 7/28/09(b)(l)§†	455,268	445,611
8.256%, 7/28/09(b)(l)§†	546,588	534,995
Pontus II Trust Term Loan
8.256%, 6/25/09(b)(l)§†	292,456	71,830

Total Materials		1,622,675

Utilities (1.8%)
Electric Utilities (1.8%)
Boston Generating LLC
2.375%, 12/21/13(l)	159,054	94,167
Term Loan
2.729%, 12/20/13(l)	549,042	325,057
Calpine Corp. Term Loan
4.141%, 3/29/14	7,649,085	5,822,866
Texas Competitive Electric Holdings Co. LLC Term Loan
4.161%, 10/10/14(l)	5,220,029	3,429,722

Total Utilities		9,671,812

Total Corporate Bonds		19,182,256

Total Long-Term Debt Securities (3.6%) (Cost $25,401,367)		19,182,256

SHORT-TERM INVESTMENTS:
Government Securities (9.4%)
Federal Home Loan Bank
0.04%, 4/9/09 (o)(p)	$2,000,000	1,999,978
0.17%, 5/13/09 (o)(p)	3,000,000	2,999,406
0.17%, 5/18/09 (o)(p)	1,000,000	999,778
0.19%, 6/25/09 (o)(p)	5,000,000	4,997,754
0.19%, 6/26/09 (o)(p)	5,000,000	4,997,730
0.21%, 7/13/09 (o)(p)	3,000,000	2,998,197
0.29%, 8/21/09 (o)(p)	5,000,000	4,994,280
0.31%, 9/2/09 (o)(p)	3,000,000	2,996,022
U.S. Treasury Bills
0.09%, 4/9/09 (p)	1,500,000	1,499,966
0.16%, 4/30/09 (p)	3,000,000	2,999,595
0.15%, 5/21/09 (p)	3,000,000	2,999,367
0.17%, 5/28/09 (p)	3,000,000	2,999,169
0.16%, 6/18/09 (p)	3,000,000	2,998,959
0.21%, 7/2/09 (p)	3,000,000	2,998,389
0.26%, 8/6/09 (p)	4,000,000	3,996,260
0.27%, 8/20/09 (p)	2,000,000	1,997,870

Total Government Securities		49,472,720

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (4.3%)
JPMorgan Chase Nassau
0.004%, 4/1/09	$22,441,202	$22,441,202

Total Short-Term Investments (13.7%) (Cost/Amortized Cost $71,720,702)		71,913,922

Total Investments (99.6%) (Cost/Amortized Cost $840,320,203)		523,467,446
Other Assets Less Liabilities (0.4%)		2,268,842

Net Assets (100%)		$525,736,288

*	Non-income producing.

†	Securities (totaling $3,849,480 or 0.7% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $1,643,714 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 7/13/09	1,300	1,828	$1,866,016	$1,828,177	$37,839
British Pound vs. U.S. Dollar, expiring 7/13/09	1,100	1,561	1,578,936	1,561,098	17,838
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	70	57	55,483	57,084	(1,601)
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	63	49	50,396	49,069	1,327
Danish Krone vs. U.S. Dollar, expiring 10/23/09	500	84	88,917	84,164	4,753
European Union vs. U.S. Dollar, expiring 5/13/09	1,050	1,335	1,394,964	1,334,991	59,973
European Union vs. U.S. Dollar, expiring 5/13/09	3,450	4,374	4,583,452	4,373,565	209,887
European Union vs. U.S. Dollar, expiring 5/13/09	2,400	3,016	3,188,488	3,016,272	172,216
European Union vs. U.S. Dollar, expiring 5/13/09	3,368	4,363	4,474,511	4,363,311	111,200
European Union vs. U.S. Dollar, expiring 5/13/09	715	921	949,712	920,591	29,121
European Union vs. U.S. Dollar, expiring 5/13/09	117	148	155,211	147,779	7,432
European Union vs. U.S. Dollar, expiring 5/13/09	4,000	5,052	5,314,146	5,051,600	262,546
Japanese Yen vs. U.S. Dollar, expiring 4/20/09	12,400	133	125,303	133,300	(7,997)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	4,700	667	698,052	666,667	31,385
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	1,900	270	282,191	269,821	12,370
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	2,000	279	297,043	279,076	17,967
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	5,300	736	787,164	735,937	51,227
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	2,500	349	371,304	348,943	22,361
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	4,000	567	594,086	567,255	26,831
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	600	520	528,728	520,336	8,392
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	700	599	616,850	598,956	17,894
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	600	515	528,728	515,092	13,636

					$1,106,597

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 7/13/09	300	209	$300,293	$300,596	$(303)
British Pound vs. U.S. Dollar, expiring 7/13/09	348	244	348,129	349,763	(1,634)
British Pound vs. U.S. Dollar, expiring 7/13/09	860	600	860,175	861,238	(1,063)
British Pound vs. U.S. Dollar, expiring 7/13/09	150	106	149,664	152,117	(2,453)
British Pound vs. U.S. Dollar, expiring 7/13/09	1,528	1,100	1,528,032	1,578,936	(50,904)
British Pound vs. U.S. Dollar, expiring 7/13/09	158	114	158,446	162,918	(4,472)
British Pound vs. U.S. Dollar, expiring 7/13/09	31,608	20,808	31,607,953	29,868,303	1,739,650
British Pound vs. U.S. Dollar, expiring 7/13/09	189	136	188,516	194,725	(6,209)
British Pound vs. U.S. Dollar, expiring 7/13/09	168	118	168,073	169,781	(1,708)
British Pound vs. U.S. Dollar, expiring 7/13/09	170	121	169,820	173,300	(3,480)

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	59	73	$58,656	$58,265	$391
Canadian Dollar vs. U.S. Dollar, expiring 8/31/09	443	549	443,172	436,745	6,427
Danish Krone vs. U.S. Dollar, expiring 10/23/09	140	831	140,447	147,828	(7,381)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	137	800	136,776	142,267	(5,491)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	83	480	83,332	85,360	(2,028)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	1,121	6,529	1,120,685	1,161,096	(40,411)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	121	688	120,599	122,350	(1,751)
Danish Krone vs. U.S. Dollar, expiring 10/23/09	102	600	102,300	106,700	(4,400)
European Union vs. U.S. Dollar, expiring 5/13/09	4,543	3,350	4,542,935	4,450,598	92,337
European Union vs. U.S. Dollar, expiring 5/13/09	701	516	701,048	685,949	15,099
European Union vs. U.S. Dollar, expiring 5/13/09	1,036	800	1,036,176	1,062,829	(26,653)
European Union vs. U.S. Dollar, expiring 5/13/09	462	355	461,844	471,235	(9,391)
European Union vs. U.S. Dollar, expiring 5/13/09	2,565	2,000	2,565,280	2,657,073	(91,793)
European Union vs. U.S. Dollar, expiring 5/13/09	130	93	130,055	124,041	6,014
European Union vs. U.S. Dollar, expiring 5/13/09	341	274	340,566	363,709	(23,143)
European Union vs. U.S. Dollar, expiring 5/13/09	54,298	43,335	54,298,375	57,571,735	(3,273,360)
European Union vs. U.S. Dollar, expiring 5/13/09	2,381	1,835	2,380,527	2,437,865	(57,338)
European Union vs. U.S. Dollar, expiring 5/13/09	163	116	162,558	153,638	8,920
European Union vs. U.S. Dollar, expiring 5/13/09	703	499	703,190	662,798	40,392
Japanese Yen vs. U.S. Dollar, expiring 4/20/09	256	24,500	255,688	247,576	8,112
Japanese Yen vs. U.S. Dollar, expiring 4/20/09	2,572	237,441	2,572,497	2,399,376	173,121
Korean Won vs. U.S. Dollar, expiring 4/6/09	2,199	2,617,700	2,198,823	1,892,812	306,011
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	177	1,193	176,576	177,186	(610)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	173	1,171	172,761	173,954	(1,193)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	498	3,500	498,050	519,825	(21,775)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	504	3,500	504,257	519,825	(15,568)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	323	2,300	323,079	341,600	(18,521)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	389	2,650	388,500	393,582	(5,082)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	314	2,200	313,765	326,747	(12,982)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	392	2,800	392,431	415,860	(23,429)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	500	3,500	499,892	519,825	(19,933)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	5,334	37,621	5,333,699	5,587,566	(253,867)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	340	2,400	340,387	356,452	(16,065)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	325	2,300	325,374	341,600	(16,226)
Norwegian Krone vs. U.S. Dollar, expiring 5/19/09	170	1,218	170,131	180,922	(10,791)
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	117	177	116,950	116,129	821
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	125	190	125,256	124,800	456
Singapore Dollar vs. U.S. Dollar, expiring 9/24/09	1,019	1,546	1,019,152	1,015,243	3,909
Swedish Krona vs. U.S. Dollar, expiring 9/16/09	1,648	14,290	1,648,355	1,742,366	(94,011)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	153	181	153,352	159,264	(5,912)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	279	330	279,290	290,801	(11,511)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	148	175	148,237	154,646	(6,409)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	9,866	11,445	9,866,023	10,085,127	(219,104)
Swiss Franc vs. U.S. Dollar, expiring 8/10/09	261	300	260,711	264,364	(3,653)

					$(1,970,348)

					$(863,751)

Options Written:

Options written through the three months ended March 31, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2009	305	$49,215
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(305)	(49,215)
Options Exercised	—	—

Options Outstanding—March 31, 2009	—	$—

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$286,751,507	$232,866,459	$3,849,480	$523,467,446
Other Investments*	—	3,517,855	—	3,517,855

Total	$286,751,507	$236,384,314	$3,849,480	$526,985,301

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	4,381,606	—	4,381,606

Total	$—	$4,381,606	$—	$4,381,606

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$2,016,407	$—
Total gains or losses (realized/unrealized) included in earnings	662,046	—
Purchases, sales, issuances, and settlements (net)	1,135,333	—
Transfers in and/or out of Level 3	35,694	—

Balance as of 3/31/09	$3,849,480	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(1,365,297)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$87,264,657
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$47,496,015

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,571,154
Aggregate gross unrealized depreciation	(324,103,193)

Net unrealized depreciation	$(320,532,039)

Federal income tax cost of investments	$843,999,485

For the three months ended March 31, 2009, the Portfolio incurred approximately $2,269 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $59,267,368 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
Aristocrat Leisure Ltd.	25,476	$60,296

Bermuda (0.4%)
XL Capital Ltd., Class A	81,960	447,502

Brazil (1.6%)
Cia de Bebidas das Americas (Preference) (ADR)	20,370	972,668
Empresa Brasileira de Aeronautica S.A. (ADR)	48,690	646,116

		1,618,784

Canada (1.0%)
Husky Energy, Inc.	47,060	998,457

Finland (1.0%)
Fortum Oyj	50,510	961,442

France (5.8%)
LVMH Moet Hennessy Louis Vuitton S.A.	31,090	1,948,966
NicOx S.A.*	13,854	161,401
Sanofi-Aventis S.A.	19,030	1,067,920
Societe Generale S.A.	14,093	553,402
Technip S.A.	32,090	1,130,949
Total S.A.	20,120	997,869

		5,860,507

Germany (6.7%)
Allianz SE (Registered)	16,510	1,390,856
Bayerische Motoren Werke (BMW) AG (Preference)	25,453	439,518
Bayerische Motoren Werke (BMW) AG	24,166	701,222
SAP AG	55,029	1,954,216
Siemens AG (Registered)	40,659	2,328,420

		6,814,232

India (2.3%)
Dish TV India Ltd.*	157,800	75,471
Housing Development Finance Corp.	5,800	162,862
Infosys Technologies Ltd.	66,200	1,730,174
Wire and Wireless India Ltd.*	134,900	33,006
Zee Entertainment Enterprises Ltd.	173,800	363,222

		2,364,735

Italy (1.2%)
Bulgari S.p.A.	105,210	462,811
Tod’s S.p.A.	16,700	711,674

		1,174,485

Japan (12.8%)
Fanuc Ltd.	7,100	486,601
HOYA Corp.	55,843	1,105,406
KDDI Corp.	305	1,439,232
Keyence Corp.	5,270	991,018
Kyocera Corp.	8,720	583,263
Mitsubishi Electric Corp.	96,000	436,953
Murata Manufacturing Co., Ltd.	31,320	1,210,895
Nidec Corp.	9,360	424,552
Nintendo Co., Ltd.	3,340	979,739
Secom Co., Ltd.	21,886	810,154
Seven & I Holdings Co., Ltd.	23,513	519,136
Shionogi & Co., Ltd.	13,300	228,660
Sony Corp.	78,150	1,602,410
Sony Financial Holdings, Inc.	81	216,899
Sumitomo Mitsui Financial Group, Inc.	29,417	1,037,703
Toyota Motor Corp.	26,849	$861,122

		12,933,743

Mexico (2.9%)
Fomento Economico Mexicano S.A.B. de C.V.	424,320	1,077,201
Grupo Modelo S.A.B. de C.V., Series C	206,510	625,434
Grupo Televisa S.A. (ADR)	93,730	1,278,477

		2,981,112

Netherlands (2.7%)
European Aeronautic Defence and Space Co. N.V.	77,620	903,065
Koninklijke Philips Electronics N.V.	65,640	968,868
TNT N.V.	49,100	839,955

		2,711,888

Norway (0.5%)
Tandberg ASA	35,580	524,356

Spain (1.4%)
Inditex S.A.	37,660	1,464,814

Sweden (7.2%)
Assa Abloy AB, Class B	140,900	1,318,441
Hennes & Mauritz AB, Class B	6,490	243,605
Investor AB, Class B	85,477	1,082,124
Telefonaktiebolaget LM Ericsson, Class B	572,238	4,650,123

		7,294,293

Switzerland (6.7%)
Basilea Pharmaceutica AG (Registered)*	1,678	104,750
Credit Suisse Group AG (Registered)	59,851	1,815,342
Roche Holding AG	20,894	2,868,631
Transocean Ltd.*	20,663	1,215,811
UBS AG (Registered)*	81,336	772,676

		6,777,210

Taiwan (2.3%)
MediaTek, Inc.	127,538	1,207,530
Taiwan Semiconductor Manufacturing Co., Ltd.	730,000	1,111,576

		2,319,106

Turkey (0.5%)
Turkcell Iletisim Hizmet A/S (ADR)	44,200	543,218

United Kingdom (8.5%)
3i Group plc	59,350	230,154
BP plc (ADR)	20,430	819,243
Burberry Group plc	87,550	350,937
Cadbury plc	115,753	874,227
Diageo plc	53,006	598,516
HSBC Holdings plc	205,001	1,145,189
Prudential plc	151,740	731,181
Reckitt Benckiser Group plc	33,600	1,264,537
Tesco plc	257,955	1,234,567
Unilever plc	15,160	287,331
Vodafone Group plc	588,330	1,027,814

		8,563,696

United States (32.7%)
3M Co	26,910	1,337,965
Adobe Systems, Inc.*	70,330	1,504,359
Aetna, Inc.	48,600	1,182,438
Aflac, Inc.	33,500	648,560
Altera Corp.	71,980	1,263,249
Automatic Data Processing, Inc.	46,410	1,631,776

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Boeing Co.	13,740	$488,869
Carnival Corp.	66,020	1,426,032
Colgate-Palmolive Co.	21,900	1,291,662
Corning, Inc.	99,480	1,320,100
eBay, Inc.*	120,560	1,514,234
Emerson Electric Co.	25,980	742,508
InterMune, Inc.*	18,500	304,140
International Game Technology	23,350	215,287
Intuit, Inc.*	82,740	2,233,980
Juniper Networks, Inc.*	124,760	1,878,886
Linear Technology Corp.	20,430	469,481
Lockheed Martin Corp.	10,050	693,751
Maxim Integrated Products, Inc.	72,140	952,969
McDonald’s Corp.	31,900	1,740,783
Microsoft Corp.	105,880	1,945,016
Raytheon Co.	23,780	925,993
Regeneron Pharmaceuticals, Inc.*	11,500	159,390
Schering-Plough Corp.	4,400	103,620
Seattle Genetics, Inc.*	40,700	401,302
Shuffle Master, Inc.*	33,000	94,710
Sirius XM Radio, Inc.*	734,520	257,082
SLM Corp.*	154,100	762,795
State Street Corp.	3,400	104,652
Theravance, Inc.*	28,910	491,470
Tiffany & Co.	48,720	1,050,403
Wal-Mart Stores, Inc.	37,630	1,960,523
Walt Disney Co.	72,700	1,320,232
WellPoint, Inc.*	16,300	618,911
Zimmer Holdings, Inc.*	3,600	131,400

		33,168,528

Total Common Stocks (98.3%) (Cost $160,398,721)		99,582,404

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
United States (0.1%)
Theravance, Inc.
3.000%, 1/15/15
(Cost $105,000)	$105,000	$81,769

SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $1,607,992)	$1,607,992	$1,607,992

Total Investments (100.0%) (Cost/Amortized Cost $162,111,713)		101,272,165
Other Assets Less Liabilities (0.0%)		25,143

Net Assets (100%)		$101,297,308

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		16.5%
Consumer Staples		10.6
Energy		5.1
Financials		10.9
Health Care		7.8
Industrials		12.8
Information Technology
Communications Equipment	8.3%
Electronic Equipment, Instruments & Components	4.3
Internet Software & Services	1.5
IT Services	3.3
Semiconductors & Semiconductor Equipment	4.9
Software	8.5
Total Information Technology		30.8
Telecommunication Services		3.0
Utilities		0.9
Cash and Other		1.6

		100.0%

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$41,792,655	$59,479,510	$—	$101,272,165
Other Investments*	—	—	—	—

Total	$41,792,655	$59,479,510	$—	$101,272,165

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$1,095,025	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	$(1,095,025)	—

Balance as of 3/31/09	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,341,934
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,899,665

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,554
Aggregate gross unrealized depreciation	(65,365,214)

Net unrealized depreciation	$(65,196,660)

Federal income tax cost of investments	$166,468,825

For the three months ended March 31, 2009, the Portfolio incurred approximately $1,470 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $4,456,246 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.6%)
ArvinMeritor, Inc.	3,300	$2,607
Autoliv, Inc.	2,360	43,825
BorgWarner, Inc.	1,500	30,450
Cooper Tire & Rubber Co.	3,710	14,988
Drew Industries, Inc.*	1,200	10,416
Exide Technologies*	1,810	5,430
Fuel Systems Solutions, Inc.*	100	1,348
Goodyear Tire & Rubber Co.*	3,460	21,660
Johnson Controls, Inc.	1,590	19,080
Lear Corp.*	3,300	2,475
Modine Manufacturing Co.	930	2,325
Stoneridge, Inc.*	800	1,688
Superior Industries International, Inc.	100	1,185
Tenneco, Inc.*	5,030	8,199
TRW Automotive Holdings Corp.*	4,840	15,585
WABCO Holdings, Inc.	2,660	32,744

		214,005

Automobiles (0.1%)
Thor Industries, Inc.	1,710	26,710
Winnebago Industries, Inc.	1,710	9,080

		35,790

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	40	729

Diversified Consumer Services (0.3%)
Brink’s Home Security Holdings, Inc.*	400	9,040
Career Education Corp.*	1,720	41,211
Pre-Paid Legal Services, Inc.*	180	5,225
Regis Corp.	1,180	17,051
Service Corp. International	2,400	8,376
Steiner Leisure Ltd.*	670	16,355
Stewart Enterprises, Inc., Class A	1,600	5,184

		102,442

Hotels, Restaurants & Leisure (1.9%)
Ameristar Casinos, Inc.	1,620	20,380
Bally Technologies, Inc.*	1,200	22,104
BJ’s Restaurants, Inc.*	500	6,955
Bob Evans Farms, Inc.	1,320	29,594
Boyd Gaming Corp.	5,380	20,067
Brinker International, Inc.	3,490	52,699
California Pizza Kitchen, Inc.*	1,300	17,004
Carnival Corp.	2,960	63,936
CEC Entertainment, Inc.*	1,240	32,091
Cheesecake Factory, Inc.*	1,660	19,007
Chipotle Mexican Grill, Inc., Class B*	36	2,063
Churchill Downs, Inc.	30	902
CKE Restaurants, Inc.	1,360	11,424
Cracker Barrel Old Country Store, Inc.	830	23,771
Denny’s Corp.*	3,380	5,645
DineEquity, Inc.	1,220	14,469
Dover Downs Gaming & Entertainment, Inc.	50	154
International Game Technology	1,300	11,986
International Speedway Corp., Class A	550	12,133
Interval Leisure Group, Inc.*	1,364	7,229
Isle of Capri Casinos, Inc.*	330	1,746
Jack in the Box, Inc.*	790	18,399
Krispy Kreme Doughnuts, Inc.*	1,640	2,624
Life Time Fitness, Inc.*	1,120	14,067
Marcus Corp.	140	$1,190
McDonald’s Corp.	1,080	58,936
Morgans Hotel Group Co.*	350	1,089
O’Charleys, Inc.	60	181
Orient-Express Hotels Ltd., Class A	1,000	4,100
Papa John’s International, Inc.*	300	6,861
Pinnacle Entertainment, Inc.*	2,410	16,966
Red Robin Gourmet Burgers, Inc.*	1,160	20,451
Royal Caribbean Cruises Ltd.	1,900	15,219
Ruby Tuesday, Inc.*	1,030	3,008
Shuffle Master, Inc.*	1,310	3,760
Sonic Corp.*	1,520	15,230
Speedway Motorsports, Inc.	940	11,111
Steak n Shake Co.*	490	3,709
Town Sports International Holdings, Inc.*	160	478
Vail Resorts, Inc.*	1,040	21,247
WMS Industries, Inc.*	1,600	33,456
Wyndham Worldwide Corp.	5,270	22,134

		649,575

Household Durables (0.9%)
American Greetings Corp., Class A	2,750	13,915
Blyth, Inc.	360	9,407
Centex Corp.	3,490	26,175
CSS Industries, Inc.	220	3,740
Ethan Allen Interiors, Inc.	100	1,126
Furniture Brands International, Inc.	1,060	1,558
Harman International Industries, Inc.	2,630	35,584
Helen of Troy Ltd.*	870	11,963
Jarden Corp.*	1,260	15,964
KB Home	1,010	13,312
La-Z-Boy, Inc.	2,770	3,462
Lennar Corp., Class A	4,940	37,099
M/I Homes, Inc.	1,040	7,270
Meritage Homes Corp.*	1,900	21,698
National Presto Industries, Inc.	130	7,931
Ryland Group, Inc.	180	2,999
Sealy Corp.*	2,160	3,218
Snap-On, Inc.	950	23,845
Stanley Works	780	22,714
Tempur-Pedic International, Inc.	3,330	24,309
Whirlpool Corp.	290	8,581

		295,870

Internet & Catalog Retail (0.6%)
1-800-FLOWERS.COM, Inc., Class A*	1,420	2,939
Blue Nile, Inc.*	370	11,156
Expedia, Inc.*	3,160	28,693
HSN, Inc.*	824	4,235
Liberty Media Corp., Interactive, Class A*	5,210	15,109
Netflix, Inc.*	840	36,053
NutriSystem, Inc.	1,390	19,835
Orbitz Worldwide, Inc.*	1,070	1,380
Overstock.com, Inc.*	960	8,784
priceline.com, Inc.*	430	33,876
Shutterfly, Inc.*	490	4,591
Stamps.com, Inc.*	1,000	9,700
Ticketmaster Entertainment, Inc.*	1,454	5,365

		181,716

Leisure Equipment & Products (0.3%)
Brunswick Corp.	6,640	22,908
Callaway Golf Co.	3,050	21,899

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Eastman Kodak Co.	2,290	$8,702
JAKKS Pacific, Inc.*	570	7,039
Leapfrog Enterprises, Inc.*	1,750	2,415
Polaris Industries, Inc.	1,140	24,442
Pool Corp.	130	1,742
RC2 Corp.*	390	2,055
Steinway Musical Instruments*	140	1,676

		92,878

Media (3.0%)
Ascent Media Corp., Class A*	230	5,750
Belo Corp., Class A	3,910	2,385
Cablevision Systems Corp. - New York Group, Class A	1,210	15,657
CBS Corp., Class B	10,390	39,898
Central European Media Enterprises Ltd., Class A*	180	2,063
Clear Channel Outdoor Holdings, Inc., Class A*	1,960	7,193
Comcast Corp., Class A	4,350	59,334
Cox Radio, Inc., Class A*	1,300	5,330
DIRECTV Group, Inc.*	1,510	34,413
DISH Network Corp., Class A*	2,660	29,553
DreamWorks Animation SKG, Inc., Class A*	800	17,312
Entercom Communications Corp., Class A	340	374
Entravision Communications Corp., Class A*	320	83
EW Scripps Co., Class A	1,380	1,863
Fisher Communications, Inc.	20	195
Gannett Co., Inc.	2,180	4,796
Global Sources Ltd.*	523	2,033
Harte-Hanks, Inc.	1,160	6,206
Hearst-Argyle Television, Inc.	100	416
Journal Communications, Inc., Class A	310	233
Knology, Inc.*	520	2,142
Lamar Advertising Co., Class A*	1,910	18,623
Liberty Media Corp., Capital Series, Class A*	80	558
Liberty Media Corp., Entertainment Series, Class A*	1,180	23,541
LIN TV Corp., Class A*	410	459
Live Nation, Inc.*	1,600	4,272
McClatchy Co., Class A	1,480	725
McGraw-Hill Cos., Inc.	1,830	41,852
Media General, Inc., Class A	560	1,075
Mediacom Communications Corp., Class A*	1,930	7,778
Meredith Corp.	2,010	33,446
National CineMedia, Inc.	330	4,349
News Corp., Class A	13,980	92,548
Scholastic Corp.	1,010	15,221
Sinclair Broadcast Group, Inc., Class A	1,000	1,030
Time Warner Cable, Inc.	3,340	82,839
Time Warner, Inc.	13,880	267,884
Valassis Communications, Inc.*	190	298
Viacom, Inc., Class B*	1,220	21,204
Walt Disney Co.	7,020	127,483
Warner Music Group Corp.*	2,530	5,946

		988,360

Multiline Retail (0.5%)
Big Lots, Inc.*	2,140	44,469
Dillard’s, Inc., Class A	4,950	28,215
Fred’s, Inc., Class A	2,470	$27,862
Kohl’s Corp.*	900	38,088
Nordstrom, Inc.	1,570	26,297
Retail Ventures, Inc.*	40	61

		164,992

Specialty Retail (3.6%)
Abercrombie & Fitch Co., Class A	1,190	28,322
Aeropostale, Inc.*	1,500	39,840
American Eagle Outfitters, Inc.	3,990	48,838
America’s Car-Mart, Inc.*	240	3,262
AnnTaylor Stores Corp.*	5,180	26,936
Asbury Automotive Group, Inc.	1,230	5,301
AutoNation, Inc.*	2,320	32,202
Barnes & Noble, Inc.	1,920	41,050
bebe stores, Inc.	1,630	10,872
Best Buy Co., Inc.	630	23,915
Blockbuster, Inc., Class A*	2,150	1,548
Borders Group, Inc.*	1,780	1,121
Brown Shoe Co., Inc.	3,160	11,850
Buckle, Inc.	1,320	42,148
Cabela’s, Inc.*	500	4,555
Cato Corp., Class A	790	14,441
Charlotte Russe Holding, Inc.*	950	7,743
Charming Shoppes, Inc.*	2,240	3,136
Chico’s FAS, Inc.*	7,640	41,027
Children’s Place Retail Stores, Inc.*	1,650	36,118
Christopher & Banks Corp.	1,430	5,849
Citi Trends, Inc.*	1,170	26,781
Coldwater Creek, Inc.*	4,210	10,567
Collective Brands, Inc.*	650	6,331
Conn’s, Inc.*	340	4,774
Dress Barn, Inc.*	2,400	29,496
DSW, Inc., Class A*	470	4,366
Finish Line, Inc., Class A	2,870	18,999
Foot Locker, Inc.	1,940	20,331
GameStop Corp., Class A*	100	2,802
Gap, Inc.	8,430	109,506
Genesco, Inc.*	960	18,077
Group 1 Automotive, Inc.	1,800	25,146
Guess?, Inc.	970	20,448
Gymboree Corp.*	740	15,799
Haverty Furniture Cos., Inc.	1,320	13,900
hhgregg, Inc.*	50	708
Hibbett Sports, Inc.*	40	769
J. Crew Group, Inc.*	740	9,753
Jo-Ann Stores, Inc.*	1,240	20,262
Limited Brands, Inc.	4,670	40,629
Lowe’s Cos., Inc.	1,990	36,317
Men’s Wearhouse, Inc.	2,450	37,093
New York & Co., Inc.*	1,070	3,798
Office Depot, Inc.*	10,540	13,807
OfficeMax, Inc.	2,390	7,457
Pacific Sunwear of California, Inc.*	4,240	7,038
Penske Automotive Group, Inc.	1,440	13,435
PEP Boys-Manny, Moe & Jack	2,550	11,245
RadioShack Corp.	1,890	16,197
Rent-A-Center, Inc.*	2,130	41,258
Ross Stores, Inc.	440	15,787
Sally Beauty Holdings, Inc.*	2,660	15,109
Signet Jewelers Ltd.	340	3,893
Sonic Automotive, Inc., Class A	2,030	3,248
Stage Stores, Inc.	2,300	23,184
Systemax, Inc.*	900	11,628
Talbots, Inc.	2,510	8,810

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Tractor Supply Co.*	880	$31,733
Tween Brands, Inc.*	1,630	3,488
Wet Seal, Inc., Class A*	2,710	9,106
Williams-Sonoma, Inc.	4,490	45,259
Zale Corp.*	2,200	4,290
Zumiez, Inc.*	1,140	11,058

		1,203,756

Textiles, Apparel & Luxury Goods (1.1%)
American Apparel, Inc.*	250	730
Carter’s, Inc.*	610	11,474
Coach, Inc.*	1,810	30,227
Crocs, Inc.*	2,420	2,880
FGX International Holdings Ltd.*	70	814
Fossil, Inc.*	1,580	24,806
Jones Apparel Group, Inc.	4,550	19,201
Kenneth Cole Productions, Inc., Class A	290	1,853
K-Swiss, Inc., Class A	310	2,647
Liz Claiborne, Inc.	8,310	20,526
Maidenform Brands, Inc.*	280	2,565
Movado Group, Inc.	260	1,960
NIKE, Inc., Class B	720	33,761
Oxford Industries, Inc.	990	6,108
Perry Ellis International, Inc.*	700	2,422
Phillips-Van Heusen Corp.	2,210	50,123
Polo Ralph Lauren Corp.	510	21,548
Quiksilver, Inc.*	9,030	11,558
Skechers U.S.A., Inc., Class A*	1,890	12,606
Steven Madden Ltd.*	660	12,395
Timberland Co., Class A*	2,720	32,477
Unifi, Inc.*	2,210	1,414
UniFirst Corp.	170	4,733
Volcom, Inc.*	170	1,649
Warnaco Group, Inc.*	1,890	45,360
Wolverine World Wide, Inc.	1,640	25,551

		381,388

Total Consumer Discretionary		4,311,501

Consumer Staples (3.2%)
Beverages (0.3%)
Coca-Cola Bottling Co. Consolidated	10	521
Coca-Cola Co.	1,430	62,848
PepsiCo, Inc.	450	23,166

		86,535

Food & Staples Retailing (1.4%)
Andersons, Inc.	200	2,828
Casey’s General Stores, Inc.	370	9,864
CVS Caremark Corp.	1,900	52,231
Great Atlantic & Pacific Tea Co., Inc.*	400	2,124
Kroger Co.	1,060	22,493
Nash Finch Co.	290	8,146
Pantry, Inc.*	1,300	22,893
Safeway, Inc.	9,730	196,449
SUPERVALU, Inc.	660	9,425
SYSCO Corp.	1,450	33,060
Wal-Mart Stores, Inc.	1,950	101,595
Winn-Dixie Stores, Inc.*	320	3,059

		464,167

Food Products (0.2%)
Bunge Ltd.	120	6,798
Darling International, Inc.*	3,540	13,133
Del Monte Foods Co.	1,610	11,737
Fresh Del Monte Produce, Inc.*	430	7,061
J&J Snack Foods Corp.	40	1,383
Kraft Foods, Inc., Class A	1,570	$34,995
Omega Protein Corp.*	640	1,690
Smithfield Foods, Inc.*	200	1,892

		78,689

Household Products (0.6%)
Central Garden & Pet Co., Class A*	1,700	12,784
Procter & Gamble Co.	3,730	175,646

		188,430

Personal Products (0.2%)
Bare Escentuals, Inc.*	1,400	5,740
Elizabeth Arden, Inc.*	390	2,274
Herbalife Ltd.	2,570	38,499
Inter Parfums, Inc.	370	2,157
NBTY, Inc.*	1,080	15,206
Nu Skin Enterprises, Inc., Class A	560	5,875
Prestige Brands Holdings, Inc.*	740	3,833
Revlon, Inc., Class A*	30	74

		73,658

Tobacco (0.5%)
Philip Morris International, Inc.	4,350	154,773
Universal Corp.	930	27,826

		182,599

Total Consumer Staples		1,074,078

Energy (17.2%)
Energy Equipment & Services (3.8%)
Allis-Chalmers Energy, Inc.*	1,490	2,876
Baker Hughes, Inc.	4,010	114,486
Basic Energy Services, Inc.*	1,850	11,970
Bronco Drilling Co., Inc.*	490	2,577
Complete Production Services, Inc.*	3,460	10,657
Dawson Geophysical Co.*	200	2,700
Diamond Offshore Drilling, Inc.	660	41,488
Dresser-Rand Group, Inc.*	1,740	38,454
Dril-Quip, Inc.*	460	14,122
ENGlobal Corp.*	840	3,814
ENSCO International, Inc.	970	25,608
Exterran Holdings, Inc.*	1,870	29,957
Global Industries Ltd.*	4,050	15,552
Gulf Island Fabrication, Inc.	890	7,129
GulfMark Offshore, Inc.*	700	16,702
Halliburton Co.	6,880	106,434
Helix Energy Solutions Group, Inc.*	4,120	21,177
Helmerich & Payne, Inc.	700	15,939
Hercules Offshore, Inc.*	3,600	5,688
Hornbeck Offshore Services, Inc.*	570	8,687
ION Geophysical Corp.*	960	1,498
Key Energy Services, Inc.*	5,790	16,675
Lufkin Industries, Inc.	100	3,788
Matrix Service Co.*	1,310	10,768
Nabors Industries Ltd.*	1,900	18,981
NATCO Group, Inc., Class A*	430	8,140
National Oilwell Varco, Inc.*	3,350	96,178
Natural Gas Services Group, Inc.*	290	2,610
Newpark Resources, Inc.*	1,870	4,731
Noble Corp.	6,090	146,708
North American Energy Partners, Inc.*	530	1,617
Oceaneering International, Inc.*	1,350	49,774
Oil States International, Inc.*	2,170	29,121
Parker Drilling Co.*	6,260	11,518
Precision Drilling Trust	1,662	4,454
Pride International, Inc.*	1,180	21,216
Schlumberger Ltd.	2,300	93,426

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SEACOR Holdings, Inc.*	630	$36,735
Superior Energy Services, Inc.*	1,490	19,206
T-3 Energy Services, Inc.*	700	8,246
TETRA Technologies, Inc.*	4,430	14,398
Tidewater, Inc.	580	21,535
Transocean Ltd.*	1,370	80,611
Union Drilling, Inc.*	750	2,850
Unit Corp.*	1,350	28,242
Weatherford International Ltd.*	3,100	34,317
Willbros Group, Inc.*	1,420	13,774

		1,277,134

Oil, Gas & Consumable Fuels (13.4%)
Abraxas Petroleum Corp.*	610	628
Alon USA Energy, Inc.	210	2,877
Alpha Natural Resources, Inc.*	600	10,650
Anadarko Petroleum Corp.	8,190	318,509
Apache Corp.	4,880	312,759
Arena Resources, Inc.*	290	7,389
ATP Oil & Gas Corp.*	2,580	13,235
Berry Petroleum Co., Class A	2,800	30,688
Bill Barrett Corp.*	1,410	31,358
BPZ Resources, Inc.*	100	370
Brigham Exploration Co.*	980	1,862
Callon Petroleum Co.*	730	796
Carrizo Oil & Gas, Inc.*	630	5,595
Chesapeake Energy Corp.	60	1,024
Chevron Corp.	8,740	587,678
Cimarex Energy Co.	880	16,174
ConocoPhillips	8,870	347,349
Contango Oil & Gas Co.*	70	2,744
Crosstex Energy, Inc.	1,310	2,148
CVR Energy, Inc.*	2,230	12,354
Delek U.S. Holdings, Inc.	1,100	11,396
Denbury Resources, Inc.*	2,740	40,717
Devon Energy Corp.	1,420	63,460
Encore Acquisition Co.*	1,060	24,666
Energy Partners Ltd.*	600	54
EXCO Resources, Inc.*	600	6,000
Exxon Mobil Corp.	15,290	1,041,249
Forest Oil Corp.*	300	3,945
Foundation Coal Holdings, Inc.	1,310	18,799
Frontier Oil Corp.	3,030	38,754
Frontline Ltd.	570	9,912
Gasco Energy, Inc.*	390	152
General Maritime Corp.	758	5,306
GeoResources, Inc.*	350	2,352
Gulfport Energy Corp.*	340	789
Hess Corp.	3,270	177,234
Holly Corp.	1,810	38,372
International Coal Group, Inc.*	6,120	9,853
Knightsbridge Tankers Ltd.	420	6,111
Marathon Oil Corp.	6,960	182,978
Mariner Energy, Inc.*	3,730	28,908
Massey Energy Co.	1,810	18,317
McMoRan Exploration Co.*	1,410	6,627
Meridian Resource Corp.*	940	197
Murphy Oil Corp.	3,360	150,427
Noble Energy, Inc.	2,070	111,532
Occidental Petroleum Corp.	6,220	346,143
Overseas Shipholding Group, Inc.	730	16,549
Patriot Coal Corp.*	1,660	6,159
Penn Virginia Corp.	130	1,427
Petroleum Development Corp.*	100	1,181
PetroQuest Energy, Inc.*	2,780	6,672
Plains Exploration & Production Co.*	1,660	$28,602
Quicksilver Resources, Inc.*	2,190	12,133
Rosetta Resources, Inc.*	3,270	16,187
St. Mary Land & Exploration Co.	680	8,996
Stone Energy Corp.*	2,479	8,255
Swift Energy Co.*	1,440	10,512
Tesoro Corp.	1,820	24,515
USEC, Inc.*	400	1,920
Valero Energy Corp.	11,580	207,282
W&T Offshore, Inc.	2,340	14,391
Western Refining, Inc.	2,170	25,910
Whiting Petroleum Corp.*	310	8,014
XTO Energy, Inc.	1,670	51,135

		4,500,277

Total Energy		5,777,411

Financials (8.3%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	220	9,176
Ameriprise Financial, Inc.	1,210	24,793
BGC Partners, Inc., Class A	350	773
BlackRock, Inc.	320	41,613
Cohen & Steers, Inc.	860	9,598
Eaton Vance Corp.	200	4,570
Franklin Resources, Inc.	1,740	93,734
GAMCO Investors, Inc., Class A	240	7,836
GFI Group, Inc.	550	1,765
Goldman Sachs Group, Inc.	850	90,117
Investment Technology Group, Inc.*	390	9,953
Janus Capital Group, Inc.	2,390	15,893
Jefferies Group, Inc.	20	276
Knight Capital Group, Inc., Class A*	2,020	29,775
LaBranche & Co., Inc.*	4,080	15,259
Morgan Stanley	2,210	50,322
Penson Worldwide, Inc.*	650	4,180
Piper Jaffray Cos., Inc.*	360	9,284
Pzena Investment Management, Inc., Class A	180	344
SEI Investments Co.	610	7,448
SWS Group, Inc.	1,640	25,469
T. Rowe Price Group, Inc.	1,130	32,612
TD Ameritrade Holding Corp.*	2,980	41,154
Teton Advisors, Inc.(b)*†	4	7
thinkorswim Group, Inc.*	360	3,110
Thomas Weisel Partners Group, Inc.*	90	322
TradeStation Group, Inc.*	430	2,838
Virtus Investment Partners, Inc.*	91	592
Waddell & Reed Financial, Inc., Class A	1,180	21,323

		554,136

Commercial Banks (0.8%)
1st Source Corp.	80	1,444
Boston Private Financial Holdings, Inc.	1,610	5,651
CapitalSource, Inc.	2,180	2,660
Capitol Bancorp Ltd.	130	539
Cascade Bancorp	310	505
Cathay General Bancorp	150	1,564
Central Pacific Financial Corp.	1,900	10,640
Chemical Financial Corp.	20	416
City Holding Co.	240	6,550
CoBiz Financial, Inc.	190	997
Columbia Banking System, Inc.	360	2,304
Community Trust Bancorp, Inc.	70	1,873
First Horizon National Corp.	87	937

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Frontier Financial Corp.	1,060	$1,166
Green Bankshares, Inc.	102	898
Guaranty Bancorp*	320	560
International Bancshares Corp.	240	1,872
MainSource Financial Group, Inc.	270	2,171
NBT Bancorp, Inc.	30	649
Old Second Bancorp, Inc.	20	127
Oriental Financial Group, Inc.	140	683
Pacific Capital Bancorp N.A.	1,730	11,712
PacWest Bancorp	1,160	16,623
Popular, Inc.	6,670	14,541
Provident Bankshares Corp.	1,160	8,178
Regions Financial Corp.	4,390	18,701
Sandy Spring Bancorp, Inc.	20	223
Santander BanCorp	360	2,837
Simmons First National Corp., Class A	100	2,519
South Financial Group, Inc.	1,880	2,068
Sterling Bancorp/New York	290	2,871
Trico Bancshares	50	837
Trustmark Corp.	270	4,963
U.S. Bancorp	3,010	43,976
UCBH Holdings, Inc.	1,110	1,676
Umpqua Holdings Corp.	1,040	9,422
United Community Banks, Inc./Georgia	1,409	5,862
Webster Financial Corp.	1,140	4,845
Wells Fargo & Co.	3,060	43,574
West Coast Bancorp/Oregon	80	178
Western Alliance Bancorporation*	470	2,143
Whitney Holding Corp./Louisiana	150	1,718
Wintrust Financial Corp.	580	7,134
Zions Bancorporation	960	9,437

		260,244

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	40	68
American Express Co.	2,100	28,623
AmeriCredit Corp.*	2,510	14,709
Capital One Financial Corp.	300	3,672
Cash America International, Inc.	1,180	18,479
Discover Financial Services	5,520	34,831
Dollar Financial Corp.*	470	4,474
EZCORP, Inc., Class A*	820	9,487
First Cash Financial Services, Inc.*	520	7,758
Nelnet, Inc., Class A*	1,020	9,017
Student Loan Corp.	80	3,475
World Acceptance Corp.*	480	8,208

		142,801

Diversified Financial Services (0.9%)
Asset Acceptance Capital Corp.*	110	584
Bank of America Corp.	11,420	77,884
CIT Group, Inc.	8,690	24,767
Encore Capital Group, Inc.*	210	951
Financial Federal Corp.	730	15,461
Interactive Brokers Group, Inc., Class A*	1,550	25,002
JPMorgan Chase & Co.	4,930	131,039
Life Partners Holdings, Inc.	60	1,024
MarketAxess Holdings, Inc.*	260	1,986
NewStar Financial, Inc.*	10	23
NYSE Euronext, Inc.	140	2,506
PHH Corp.*	2,170	30,489
PICO Holdings, Inc.*	50	$1,504

		313,220

Insurance (3.9%)
Allied World Assurance Co. Holdings Ltd./Bermuda	920	34,988
Allstate Corp.	2,840	54,386
American Equity Investment Life Holding Co.	1,890	7,862
American Financial Group, Inc./Ohio	1,680	26,964
American National Insurance Co.	20	1,048
American Physicians Capital, Inc.	230	9,412
Amerisafe, Inc.*	760	11,643
Amtrust Financial Services, Inc.	490	4,679
Aspen Insurance Holdings Ltd.	1,580	35,487
Assurant, Inc.	900	19,602
Assured Guaranty Ltd.	1,600	10,832
Axis Capital Holdings Ltd.	770	17,356
Berkshire Hathaway, Inc., Class B*	39	109,980
Brown & Brown, Inc.	900	17,019
Chubb Corp.	1,560	66,019
Cincinnati Financial Corp.	640	14,637
CNA Financial Corp.	2,410	22,076
CNA Surety Corp.*	590	10,880
Conseco, Inc.*	7,800	7,176
Delphi Financial Group, Inc., Class A	1,800	24,228
EMC Insurance Group, Inc.	30	632
Employers Holdings, Inc.	1,610	15,359
Endurance Specialty Holdings Ltd.	900	22,446
FBL Financial Group, Inc., Class A	190	788
First American Corp.	290	7,688
FPIC Insurance Group, Inc.*	290	10,739
Genworth Financial, Inc., Class A	4,530	8,607
Hanover Insurance Group, Inc.	260	7,493
Harleysville Group, Inc.	550	17,495
Hartford Financial Services Group, Inc.	810	6,358
HCC Insurance Holdings, Inc.	550	13,854
Hilltop Holdings, Inc.*	70	798
Horace Mann Educators Corp.	2,140	17,912
Infinity Property & Casualty Corp.	570	19,340
IPC Holdings Ltd.	1,400	37,856
Lincoln National Corp.	1,210	8,095
Loews Corp.	5,472	120,931
Maiden Holdings Ltd.	50	223
Max Capital Group Ltd.	2,040	35,170
Meadowbrook Insurance Group, Inc.	130	793
MetLife, Inc.	1,180	26,869
Montpelier Reinsurance Holdings Ltd.	340	4,406
National Interstate Corp.	10	169
Navigators Group, Inc.*	70	3,303
Odyssey Reinsurance Holdings Corp.	590	22,379
Old Republic International Corp.	790	8,548
OneBeacon Insurance Group Ltd., Class A	880	8,501
Phoenix Cos., Inc.	1,910	2,235
Platinum Underwriters Holdings Ltd.	1,060	30,062
PMA Capital Corp., Class A*	390	1,626
Presidential Life Corp.	260	2,025
ProAssurance Corp.*	320	14,918
Protective Life Corp.	3,990	20,947
Prudential Financial, Inc.	2,210	42,034
Reinsurance Group of America, Inc.	100	3,239
RLI Corp.	320	16,064
Safety Insurance Group, Inc.	510	15,851

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Selective Insurance Group, Inc.	1,080	$13,133
StanCorp Financial Group, Inc.	1,100	25,058
State Auto Financial Corp.	240	4,224
Stewart Information Services Corp.	230	4,485
Torchmark Corp.	110	2,885
Transatlantic Holdings, Inc.	480	17,122
Travelers Cos., Inc.	1,340	54,458
United America Indemnity Ltd., Class A*	190	764
United Fire & Casualty Co.	310	6,808
Unitrin, Inc.	1,640	22,927
Unum Group	1,300	16,250
W.R. Berkley Corp.	1,480	33,374
XL Capital Ltd., Class A	2,020	11,029
Zenith National Insurance Corp.	560	13,502

		1,308,046

Real Estate Investment Trusts (REITs) (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	130	4,732
Apartment Investment & Management Co. (REIT), Class A	114	625
BioMed Realty Trust, Inc. (REIT)	610	4,130
Boston Properties, Inc. (REIT)	60	2,102
BRE Properties, Inc. (REIT)	60	1,178
Corporate Office Properties Trust/Maryland (REIT)	60	1,490
Developers Diversified Realty Corp. (REIT)	180	383
Duke Realty Corp. (REIT)	130	715
Entertainment Properties Trust (REIT)	140	2,206
Equity Residential (REIT)	100	1,835
Federal Realty Investment Trust (REIT)	60	2,760
HCP, Inc. (REIT)	100	1,785
Health Care REIT, Inc. (REIT)	90	2,753
Highwoods Properties, Inc. (REIT)	180	3,856
Home Properties, Inc. (REIT)	110	3,371
Kimco Realty Corp. (REIT)	170	1,295
Liberty Property Trust (REIT)	160	3,030
Macerich Co. (REIT)	100	626
Mack-Cali Realty Corp. (REIT)	80	1,585
National Health Investors, Inc. (REIT)	100	2,687
National Retail Properties, Inc. (REIT)	390	6,178
Nationwide Health Properties, Inc. (REIT)	100	2,219
Omega Healthcare Investors, Inc. (REIT)	240	3,379
Plum Creek Timber Co., Inc. (REIT)	100	2,907
Potlatch Corp. (REIT)	140	3,247
ProLogis (REIT)	360	2,340
Regency Centers Corp. (REIT)	100	2,657
Senior Housing Properties Trust (REIT)	290	4,066
Simon Property Group, Inc. (REIT)	51	1,767
SL Green Realty Corp. (REIT)	890	9,612
Tanger Factory Outlet Centers (REIT)	50	1,543
Taubman Centers, Inc. (REIT)	60	1,022
UDR, Inc. (REIT)	206	1,774
Ventas, Inc. (REIT)	100	2,261
Vornado Realty Trust (REIT)	51	1,689
Washington Real Estate Investment Trust (REIT)	70	$1,211
Weingarten Realty Investors (REIT)	90	857

		91,873

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,049
CB Richard Ellis Group, Inc., Class A*	1,710	6,891
Forest City Enterprises, Inc., Class A	2,520	9,072
Forestar Group, Inc.*	60	459
Jones Lang LaSalle, Inc.	1,260	29,308

		46,779

Thrifts & Mortgage Finance (0.2%)
Bank Mutual Corp.	330	2,990
Dime Community Bancshares, Inc.	350	3,283
Doral Financial Corp.*	20	36
First Place Financial Corp./Ohio	260	874
Flagstar Bancorp, Inc.*	150	112
Flushing Financial Corp.	150	903
Hudson City Bancorp, Inc.	600	7,014
MGIC Investment Corp.	4,740	6,731
OceanFirst Financial Corp.	110	1,124
Ocwen Financial Corp.*	1,520	17,374
PMI Group, Inc.	5,540	3,435
Provident Financial Services, Inc.	720	7,783
Radian Group, Inc.	60	109
Tree.com, Inc.*	100	462

		52,230

Total Financials		2,769,329

Health Care (8.0%)
Biotechnology (0.7%)
Amgen, Inc.*	2,440	120,829
Biogen Idec, Inc.*	660	34,597
Emergent Biosolutions, Inc.*	640	8,646
Enzon Pharmaceuticals, Inc.*	1,030	6,252
Facet Biotech Corp.*	810	7,695
Human Genome Sciences, Inc.*	2,390	1,984
Incyte Corp.*	720	1,685
Ligand Pharmaceuticals, Inc., Class B*	190	566
Martek Biosciences Corp.*	490	8,942
Momenta Pharmaceuticals, Inc.*	510	5,615
PDL BioPharma, Inc.	2,560	18,125
Progenics Pharmaceuticals, Inc.*	280	1,845
Savient Pharmaceuticals, Inc.*	1,450	7,178

		223,959

Health Care Equipment & Supplies (0.9%)
Align Technology, Inc.*	1,670	13,243
Analogic Corp.	240	7,685
AngioDynamics, Inc.*	190	2,136
Becton, Dickinson & Co.	410	27,568
C.R. Bard, Inc.	430	34,280
CryoLife, Inc.*	590	3,056
Cyberonics, Inc.*	480	6,370
Exactech, Inc.*	270	3,102
Hill-Rom Holdings, Inc.	400	3,956
Invacare Corp.	240	3,847
Inverness Medical Innovations, Inc.*	410	10,918
Kensey Nash Corp.*	460	9,784
Kinetic Concepts, Inc.*	30	634
Medtronic, Inc.	350	10,315
Natus Medical, Inc.*	580	4,936
Orthofix International N.V.*	310	5,741
Palomar Medical Technologies, Inc.*	320	2,323

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*	540	$4,979
Sirona Dental Systems, Inc.*	440	6,301
Somanetics Corp.*	700	10,626
STERIS Corp.	1,140	26,539
Stryker Corp.	1,300	44,252
Synovis Life Technologies, Inc.*	110	1,522
Varian Medical Systems, Inc.*	100	3,044
Zimmer Holdings, Inc.*	1,610	58,765

		305,922

Health Care Providers & Services (2.9%)
Aetna, Inc.	7,880	191,720
Alliance HealthCare Services, Inc.*	130	884
AMERIGROUP Corp.*	1,430	39,382
AMN Healthcare Services, Inc.*	710	3,621
Brookdale Senior Living, Inc.	1,680	8,484
Cardinal Health, Inc.	230	7,240
Catalyst Health Solutions, Inc.*	430	8,523
Centene Corp.*	2,000	36,040
Chemed Corp.	440	17,116
CIGNA Corp.	2,080	36,587
Community Health Systems, Inc.*	690	10,585
Corvel Corp.*	130	2,629
Coventry Health Care, Inc.*	1,170	15,140
Cross Country Healthcare, Inc.*	50	327
Gentiva Health Services, Inc.*	40	608
Hanger Orthopedic Group, Inc.*	670	8,878
Health Management Associates, Inc., Class A*	6,790	17,518
Health Net, Inc.*	3,730	54,010
Healthspring, Inc.*	1,120	9,374
Healthways, Inc.*	1,320	11,576
inVentiv Health, Inc.*	970	7,915
Kindred Healthcare, Inc.*	1,820	27,209
LifePoint Hospitals, Inc.*	620	12,933
Lincare Holdings, Inc.*	630	13,734
McKesson Corp.	1,000	35,040
MedCath Corp.*	470	3,417
MEDNAX, Inc.*	430	12,672
Molina Healthcare, Inc.*	290	5,516
MWI Veterinary Supply, Inc.*	100	2,848
Omnicare, Inc.	190	4,653
PharMerica Corp.*	1,120	18,637
Quest Diagnostics, Inc.	720	34,186
RehabCare Group, Inc.*	1,030	17,963
Res-Care, Inc.*	50	728
UnitedHealth Group, Inc.	1,790	37,465
Universal American Corp.*	1,080	9,148
Universal Health Services, Inc., Class B	170	6,518
WellCare Health Plans, Inc.*	1,420	15,975
WellPoint, Inc.*	6,250	237,313

		984,112

Health Care Technology (0.1%)
Computer Programs & Systems, Inc.	70	2,329
IMS Health, Inc.	300	3,741
Omnicell, Inc.*	1,030	8,054

		14,124

Life Sciences Tools & Services (0.3%)
Albany Molecular Research, Inc.*	640	6,035
eResearchTechnology, Inc.*	900	4,734
Life Sciences Research, Inc.*	70	502
Life Technologies Corp.*	121	3,930
PAREXEL International Corp.*	400	3,892
Pharmaceutical Product Development, Inc.	100	$2,372
Thermo Fisher Scientific, Inc.*	1,780	63,493
Varian, Inc.*	450	10,683

		95,641

Pharmaceuticals (3.1%)
Abbott Laboratories, Inc.	510	24,327
Allergan, Inc.	780	37,253
BioMimetic Therapeutics, Inc.*	50	355
Bristol-Myers Squibb Co.	3,150	69,048
Eli Lilly & Co.	4,460	149,009
Endo Pharmaceuticals Holdings, Inc.*	1,700	30,056
Forest Laboratories, Inc.*	1,630	35,795
Johnson & Johnson	6,060	318,756
King Pharmaceuticals, Inc.*	4,970	35,138
KV Pharmaceutical Co., Class A*	370	610
Medicis Pharmaceutical Corp., Class A	2,190	27,090
Noven Pharmaceuticals, Inc.*	930	8,816
Pfizer, Inc.	20,110	273,898
Sepracor, Inc.*	310	4,545
Watson Pharmaceuticals, Inc.*	1,190	37,021

		1,051,717

Total Health Care		2,675,475

Industrials (15.0%)
Aerospace & Defense (3.4%)
AAR Corp.*	300	3,762
Aerovironment, Inc.*	190	3,971
American Science & Engineering, Inc.	90	5,022
Argon ST, Inc.*	200	3,794
BE Aerospace, Inc.*	2,940	25,490
Boeing Co.	2,740	97,489
Ceradyne, Inc.*	1,450	26,288
Cubic Corp.	1,070	27,103
Ducommun, Inc.	820	11,923
DynCorp International, Inc., Class A*	70	933
Esterline Technologies Corp.*	1,010	20,392
GenCorp, Inc.*	1,610	3,413
General Dynamics Corp.	4,120	171,351
Goodrich Corp.	890	33,722
Herley Industries, Inc.*	80	957
Honeywell International, Inc.	2,910	81,073
L-3 Communications Holdings, Inc.	1,730	117,294
Ladish Co., Inc.*	350	2,541
Lockheed Martin Corp.	100	6,903
Northrop Grumman Corp.	5,180	226,055
Precision Castparts Corp.	850	50,915
Raytheon Co.	2,590	100,855
Taser International, Inc.*	1,590	7,441
Triumph Group, Inc.	610	23,302
United Technologies Corp.	2,080	89,398

		1,141,387

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc.*	630	10,931
FedEx Corp.	1,650	73,408
Hub Group, Inc., Class A*	410	6,970
Pacer International, Inc.	1,970	6,895
UTi Worldwide, Inc.	280	3,346

		101,550

Airlines (0.2%)
AirTran Holdings, Inc.*	5,110	23,250
Hawaiian Holdings, Inc.*	1,490	5,558
Republic Airways Holdings, Inc.*	1,610	10,433

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
SkyWest, Inc.	1,560	$19,406

		58,647

Building Products (0.5%)
AAON, Inc.	700	12,684
American Woodmark Corp.	270	4,741
Ameron International Corp.	520	27,383
Apogee Enterprises, Inc.	1,290	14,164
Armstrong World Industries, Inc.*	1,630	17,946
Gibraltar Industries, Inc.	2,020	9,535
Griffon Corp.*	1,495	11,213
Insteel Industries, Inc.	1,300	9,048
Lennox International, Inc.	810	21,433
NCI Building Systems, Inc.*	1,040	2,309
Owens Corning, Inc.*	780	7,051
Quanex Building Products Corp.	1,440	10,944
Trex Co., Inc.*	1,210	9,232
Universal Forest Products, Inc.	940	25,013

		182,696

Commercial Services & Supplies (1.1%)
ACCO Brands Corp.*	1,410	1,382
American Ecology Corp.	470	6,552
American Reprographics Co.*	1,520	5,381
Amrep Corp.*	60	942
ATC Technology Corp.*	390	4,368
Bowne & Co., Inc.	374	1,201
Brink’s Co.	700	18,522
Casella Waste Systems, Inc., Class A*	290	496
Cenveo, Inc.*	1,920	6,240
Comfort Systems USA, Inc.	1,410	14,622
Consolidated Graphics, Inc.*	670	8,522
Copart, Inc.*	480	14,237
Courier Corp.	80	1,214
Deluxe Corp.	2,550	24,556
EnergySolutions, Inc.	2,980	25,777
G&K Services, Inc., Class A	480	9,077
Herman Miller, Inc.	2,450	26,117
HNI Corp.	2,130	22,152
Interface, Inc., Class A	3,210	9,598
Kimball International, Inc., Class B	90	590
Knoll, Inc.	1,380	8,459
M&F Worldwide Corp.*	300	3,513
Mine Safety Appliances Co.	110	2,202
Pitney Bowes, Inc.	1,370	31,989
PRG-Schultz International, Inc.*	20	57
R.R. Donnelley & Sons Co.	3,190	23,383
Schawk, Inc.	670	4,047
Standard Register Co.	1,130	5,175
Steelcase, Inc., Class A	4,450	22,294
Sykes Enterprises, Inc.*	420	6,985
Team, Inc.*	100	1,172
United Stationers, Inc.*	560	15,725
Viad Corp.	890	12,567
Waste Management, Inc.	1,310	33,536
Waste Services, Inc.*	380	1,626

		374,276

Construction & Engineering (0.9%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,270	14,233
Dycom Industries, Inc.*	2,930	16,965
EMCOR Group, Inc.*	2,410	41,380
Fluor Corp.	2,130	73,591
Furmanite Corp.*	60	187
Granite Construction, Inc.	760	28,485
Insituform Technologies, Inc., Class A*	660	$10,322
Integrated Electrical Services, Inc.*	240	2,189
Layne Christensen Co.*	450	7,231
MasTec, Inc.*	1,420	17,168
Michael Baker Corp.*	470	12,220
Northwest Pipe Co.*	230	6,548
Orion Marine Group, Inc.*	30	393
Perini Corp.*	1,910	23,493
Pike Electric Corp.*	1,070	9,897
Shaw Group, Inc.*	1,100	30,151

		294,453

Electrical Equipment (1.1%)
A. O. Smith Corp.	740	18,633
Acuity Brands, Inc.	1,480	33,359
AZZ, Inc.*	440	11,612
Baldor Electric Co.	2,340	33,907
Belden, Inc.	2,090	26,146
Brady Corp., Class A	60	1,058
C&D Technologies, Inc.*	450	832
Cooper Industries Ltd., Class A	610	15,775
Emerson Electric Co.	3,260	93,171
Encore Wire Corp.	1,290	27,645
EnerSys*	770	9,332
FuelCell Energy, Inc.*	460	1,104
GrafTech International Ltd.*	5,440	33,510
Hubbell, Inc., Class B	610	16,445
LSI Industries, Inc.	250	1,292
Plug Power, Inc.*	80	70
Powell Industries, Inc.*	260	9,181
Rockwell Automation, Inc.	990	21,622
Vicor Corp.	280	1,369
Woodward Governor Co.	1,050	11,739

		367,802

Industrial Conglomerates (1.1%)
3M Co.	1,420	70,603
General Electric Co.	24,920	251,941
Raven Industries, Inc.	180	3,740
Standex International Corp.	380	3,496
Textron, Inc.	1,700	9,758
Tredegar Corp.	1,200	19,596

		359,134

Machinery (4.2%)
3D Systems Corp.*	20	132
Actuant Corp., Class A	2,020	20,867
AGCO Corp.*	680	13,328
Albany International Corp., Class A	140	1,267
Altra Holdings, Inc.*	710	2,755
American Railcar Industries, Inc.	70	534
Ampco-Pittsburgh Corp.	680	9,017
Badger Meter, Inc.	400	11,556
Barnes Group, Inc.	370	3,955
Blount International, Inc.*	890	4,112
Briggs & Stratton Corp.	1,280	21,120
Bucyrus International, Inc.	1,570	23,832
Cascade Corp.	270	4,760
Caterpillar, Inc.	3,910	109,324
Chart Industries, Inc.*	1,960	15,445
CIRCOR International, Inc.	1,020	22,970
Colfax Corp.*	680	4,672
Columbus McKinnon Corp.*	1,090	9,505
Commercial Vehicle Group, Inc.*	170	93
Crane Co.	2,430	41,018
Cummins, Inc.	5,070	129,031

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Danaher Corp.	590	$31,990
Deere & Co.	90	2,958
Dover Corp.	1,860	49,067
EnPro Industries, Inc.*	1,110	18,981
Federal Signal Corp.	2,500	13,175
Flowserve Corp.	110	6,173
Force Protection, Inc.*	200	960
Gardner Denver, Inc.*	1,930	41,958
Graco, Inc.	1,840	31,409
Graham Corp.	210	1,884
Harsco Corp.	1,030	22,835
IDEX Corp.	1,430	31,274
Illinois Tool Works, Inc.	3,430	105,815
Ingersoll-Rand Co., Ltd., Class A	2,980	41,124
Joy Global, Inc.	930	19,809
Kadant, Inc.*	410	4,723
Kennametal, Inc.	2,570	41,660
K-Tron International, Inc.*	20	1,213
L.B. Foster Co., Class A*	360	8,939
Lincoln Electric Holdings, Inc.	870	27,570
Lindsay Corp.	200	5,400
Lydall, Inc.*	480	1,426
Manitowoc Co., Inc.	5,280	17,266
Met-Pro Corp.	100	815
Mueller Industries, Inc.	1,230	26,679
Mueller Water Products, Inc., Class A	2,950	9,735
NACCO Industries, Inc., Class A	240	6,523
Navistar International Corp.*	610	20,411
NN, Inc.	380	479
Nordson Corp.	600	17,058
Oshkosh Corp.	4,210	28,375
PACCAR, Inc.	1,330	34,261
Parker Hannifin Corp.	3,860	131,163
Robbins & Myers, Inc.	1,560	23,665
Sauer-Danfoss, Inc.	1,590	3,880
Sun Hydraulics Corp.	500	7,305
Tecumseh Products Co., Class A*	680	3,073
Terex Corp.*	2,160	19,980
Thermadyne Holdings Corp.*	160	339
Timken Co.	2,980	41,601
Titan International, Inc.	2,770	13,933
Toro Co.	1,400	33,852
Trimas Corp.*	10	17
Trinity Industries, Inc.	2,300	21,022
Twin Disc, Inc.	40	277
Wabash National Corp.	920	1,132
Watts Water Technologies, Inc., Class A	100	1,956
Xerium Technologies, Inc.*	1,400	938

		1,425,371

Marine (0.2%)
Alexander & Baldwin, Inc.	250	4,757
American Commercial Lines, Inc.*	1,900	6,023
Excel Maritime Carriers Ltd.	160	723
Genco Shipping & Trading Ltd.	1,590	19,621
Horizon Lines, Inc., Class A	300	909
Kirby Corp.*	690	18,382
Star Bulk Carriers Corp.	789	1,752
TBS International Ltd., Class A*	1,660	12,201
Ultrapetrol Bahamas Ltd.*	50	135

		64,503

Professional Services (1.2%)
Administaff, Inc.	630	13,312
Advisory Board Co.*	130	2,155
CBIZ, Inc.*	450	$3,136
CDI Corp.	1,510	14,677
Corporate Executive Board Co.	920	13,340
CoStar Group, Inc.*	660	19,965
CRA International, Inc.*	600	11,328
Equifax, Inc.	1,040	25,428
Exponent, Inc.*	420	10,639
First Advantage Corp., Class A*	440	6,063
Heidrick & Struggles International, Inc.	1,060	18,804
Hill International, Inc.*	850	2,584
Hudson Highland Group, Inc.*	300	333
Kelly Services, Inc., Class A	900	7,245
Kforce, Inc.*	690	4,851
Korn/Ferry International*	2,630	23,828
Manpower, Inc.	1,500	47,295
Monster Worldwide, Inc.*	3,770	30,726
MPS Group, Inc.*	5,220	31,059
On Assignment, Inc.*	770	2,087
Resources Connection, Inc.*	2,030	30,612
Robert Half International, Inc.	2,240	39,939
School Specialty, Inc.*	450	7,916
Spherion Corp.*	980	2,038
TrueBlue, Inc.*	3,120	25,740
Watson Wyatt Worldwide, Inc., Class A	250	12,343

		407,443

Road & Rail (0.3%)
Amerco, Inc.*	40	1,341
Arkansas Best Corp.	1,230	23,395
Avis Budget Group, Inc.*	3,250	2,958
Celadon Group, Inc.*	260	1,443
Hertz Global Holdings, Inc.*	1,590	6,249
Marten Transport Ltd.*	1,000	18,680
Norfolk Southern Corp.	200	6,750
Union Pacific Corp.	920	37,821
Werner Enterprises, Inc.	220	3,326

		101,963

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	1,250	21,088
Beacon Roofing Supply, Inc.*	1,070	14,327
BlueLinx Holdings, Inc.*	120	313
DXP Enterprises, Inc.*	290	2,996
GATX Corp.	1,210	24,478
H&E Equipment Services, Inc.*	670	4,388
Houston Wire & Cable Co.	910	7,052
Interline Brands, Inc.*	160	1,349
MSC Industrial Direct Co., Class A	370	11,496
RSC Holdings, Inc.*	660	3,472
Rush Enterprises, Inc., Class A*	1,430	12,756
Textainer Group Holdings Ltd.	250	1,687
United Rentals, Inc.*	3,722	15,670
Watsco, Inc.	190	6,466
WESCO International, Inc.*	2,160	39,139

		166,677

Transportation Infrastructure (0.0%)
CAI International, Inc.*	390	1,104

Total Industrials		5,047,006

Information Technology (24.0%)
Communications Equipment (3.5%)
3Com Corp.*	11,950	36,926
Acme Packet, Inc.*	730	4,431

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ADTRAN, Inc.	1,240	$20,100
Avanex Corp.*	145	254
Avocent Corp.*	2,190	26,587
BigBand Networks, Inc.*	740	4,847
Black Box Corp.	230	5,430
Blue Coat Systems, Inc.*	200	2,402
Brocade Communications Systems, Inc.*	13,750	47,437
Ciena Corp.*	3,700	28,786
Cisco Systems, Inc.*	29,170	489,181
CommScope, Inc.*	2,890	32,830
Corning, Inc.	4,350	57,724
Digi International, Inc.*	580	4,449
EchoStar Corp., Class A*	1,132	16,788
Emulex Corp.*	4,690	23,591
Extreme Networks, Inc.*	423	643
F5 Networks, Inc.*	770	16,131
Finisar Corp.*	6,140	2,702
Harris Corp.	470	13,602
Harris Stratex Networks, Inc., Class A*	390	1,501
Hughes Communications, Inc.*	60	722
InterDigital, Inc.*	1,190	30,726
Ixia*	1,430	7,393
JDS Uniphase Corp.*	10,160	33,020
Loral Space & Communications, Inc.*	70	1,495
NETGEAR, Inc.*	460	5,543
Oplink Communications, Inc.*	180	1,386
Parkervision, Inc.*	500	845
Plantronics, Inc.	2,420	29,209
Polycom, Inc.*	1,990	30,626
Powerwave Technologies, Inc.*	5,370	3,190
QUALCOMM, Inc.	2,780	108,170
SeaChange International, Inc.*	1,270	7,264
Sonus Networks, Inc.*	1,440	2,261
Starent Networks Corp.*	1,240	19,604
Symmetricom, Inc.*	300	1,050
Tekelec*	1,300	17,199
Tellabs, Inc.*	7,710	35,312
UTStarcom, Inc.*	1,410	1,100
ViaSat, Inc.*	210	4,372

		1,176,829

Computers & Peripherals (4.4%)
3PAR, Inc.*	470	3,088
Adaptec, Inc.*	2,290	5,496
Apple, Inc.*	560	58,867
Avid Technology, Inc.*	1,600	14,624
Electronics for Imaging, Inc.*	2,320	22,736
EMC Corp.*	7,360	83,904
Hewlett-Packard Co.	13,970	447,878
Hutchinson Technology, Inc.*	160	416
Imation Corp.	1,090	8,339
Intermec, Inc.*	1,190	12,376
International Business Machines Corp.	4,720	457,321
Lexmark International, Inc., Class A*	680	11,472
NCR Corp.*	1,920	15,264
Netezza Corp.*	1,190	8,092
QLogic Corp.*	4,100	45,592
Rackable Systems, Inc.*	490	1,989
SanDisk Corp.*	3,280	41,492
Seagate Technology	6,330	38,043
STEC, Inc.*	1,270	9,360
Sun Microsystems, Inc.*	10,100	73,932
Synaptics, Inc.*	1,475	39,471
Teradata Corp.*	1,390	$22,546
Western Digital Corp.*	2,850	55,119
Xyratex Ltd.*	350	770

		1,478,187

Electronic Equipment, Instruments & Components (1.9%)
Agilent Technologies, Inc.*	2,870	44,112
Agilysys, Inc.	120	516
Amphenol Corp., Class A	1,110	31,624
Anixter International, Inc.*	1,190	37,699
Arrow Electronics, Inc.*	2,520	48,031
Avnet, Inc.*	2,100	36,771
AVX Corp.	1,190	10,805
Benchmark Electronics, Inc.*	3,110	34,832
Brightpoint, Inc.*	2,630	11,256
Cogent, Inc.*	20	238
Coherent, Inc.*	860	14,835
CTS Corp.	1,260	4,549
Daktronics, Inc.	440	2,882
Dolby Laboratories, Inc., Class A*	220	7,504
DTS, Inc.*	250	6,015
Electro Scientific Industries, Inc.*	550	3,256
Gerber Scientific, Inc.*	130	311
Ingram Micro, Inc., Class A*	2,750	34,760
Insight Enterprises, Inc.*	1,110	3,397
Itron, Inc.*	250	11,837
Jabil Circuit, Inc.	5,870	32,637
L-1 Identity Solutions, Inc.*	500	2,555
Littelfuse, Inc.*	630	6,924
Methode Electronics, Inc.	2,180	7,804
Molex, Inc.	3,180	43,693
MTS Systems Corp.	180	4,095
Multi-Fineline Electronix, Inc.*	800	13,472
National Instruments Corp.	950	17,718
Newport Corp.*	1,170	5,171
OSI Systems, Inc.*	300	4,578
Park Electrochemical Corp.	700	12,096
PC Connection, Inc.*	160	608
Plexus Corp.*	890	12,300
RadiSys Corp.*	20	121
Rofin-Sinar Technologies, Inc.*	270	4,352
Sanmina-SCI Corp.*	11,500	3,508
Scansource, Inc.*	240	4,459
SYNNEX Corp.*	670	13,179
Tech Data Corp.*	900	19,602
Technitrol, Inc.	960	1,642
Trimble Navigation Ltd.*	1,440	22,003
TTM Technologies, Inc.*	2,130	12,354
Tyco Electronics Ltd.	2,040	22,522
Universal Display Corp.*	160	1,467
Vishay Intertechnology, Inc.*	8,650	30,102
Zygo Corp.*	30	138

		644,330

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	1,390	26,966
Art Technology Group, Inc.*	820	2,091
AsiaInfo Holdings, Inc.*	490	8,256
Digital River, Inc.*	1,130	33,697
EarthLink, Inc.*	3,220	21,155
eBay, Inc.*	4,480	56,269
Google, Inc., Class A*	40	13,922
j2 Global Communications, Inc.*	1,820	39,840
Knot, Inc.*	340	2,788
Limelight Networks, Inc.*	30	100
LoopNet, Inc.*	1,090	6,627

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Marchex, Inc., Class B	840	$2,890
ModusLink Global Solutions, Inc.*	210	544
Move, Inc.*	130	189
NIC, Inc.	390	2,028
Open Text Corp.*	730	25,141
Perficient, Inc.*	260	1,404
RealNetworks, Inc.*	420	979
S1 Corp.*	2,420	12,463
SAVVIS, Inc.*	180	1,114
Sohu.com, Inc.*	590	24,373
SonicWALL, Inc.*	1,200	5,352
ValueClick, Inc.*	5,110	43,486
VeriSign, Inc.*	140	2,642
Vignette Corp.*	1,300	8,684
VistaPrint Ltd.*	430	11,821
Vocus, Inc.*	360	4,784

		359,605

IT Services (1.5%)
Accenture Ltd., Class A	1,070	29,414
Acxiom Corp.	3,820	28,268
Affiliated Computer Services, Inc., Class A*	530	25,382
Broadridge Financial Solutions, Inc.	2,590	48,200
CIBER, Inc.*	3,340	9,118
Computer Sciences Corp.*	730	26,893
Convergys Corp.*	5,990	48,399
CSG Systems International, Inc.*	1,820	25,990
DST Systems, Inc.*	320	11,078
Euronet Worldwide, Inc.*	370	4,832
ExlService Holdings, Inc.*	350	3,017
Fidelity National Information Services, Inc.	90	1,638
Gartner, Inc.*	1,680	18,497
Global Cash Access Holdings, Inc.*	1,190	4,546
Hackett Group, Inc.*	90	182
Heartland Payment Systems, Inc.	510	3,371
Hewitt Associates, Inc., Class A*	890	26,486
iGATE Corp.	880	2,851
infoGROUP, Inc.*	520	2,163
Integral Systems, Inc.*	760	6,536
Mastech Holdings, Inc.*	6	12
Ness Technologies, Inc.*	400	1,180
NeuStar, Inc., Class A*	1,640	27,470
Online Resources Corp.*	30	126
Paychex, Inc.	1,410	36,195
Perot Systems Corp., Class A*	1,830	23,571
RightNow Technologies, Inc.*	1,280	9,690
Sapient Corp.*	4,430	19,802
Syntel, Inc.	160	3,293
TeleTech Holdings, Inc.*	1,960	21,344
Total System Services, Inc.	1,650	22,787
Unisys Corp.*	11,620	6,159
Western Union Co.	430	5,405

		503,895

Office Electronics (0.5%)
Xerox Corp.	25,720	117,026
Zebra Technologies Corp., Class A*	1,930	36,709

		153,735

Semiconductors & Semiconductor Equipment (6.3%)
Actel Corp.*	850	8,602
Advanced Analogic Technologies, Inc.*	60	216
Advanced Energy Industries, Inc.*	2,240	16,867
Amkor Technology, Inc.*	9,540	25,567
Analog Devices, Inc.	2,340	$45,092
Applied Materials, Inc.	16,140	173,505
Applied Micro Circuits Corp.*	3,940	19,148
Atmel Corp.*	5,480	19,892
ATMI, Inc.*	1,790	27,620
Broadcom Corp., Class A*	5,520	110,290
Brooks Automation, Inc.*	2,620	12,078
Cabot Microelectronics Corp.*	990	23,790
Cavium Networks, Inc.*	200	2,308
Cirrus Logic, Inc.*	2,310	8,686
Cymer, Inc.*	710	15,805
Diodes, Inc.*	430	4,562
DSP Group, Inc.*	640	2,765
Entegris, Inc.*	9,690	8,333
Exar Corp.*	1,260	7,862
Fairchild Semiconductor International, Inc.*	6,810	25,401
FEI Co.*	50	771
Integrated Device Technology, Inc.*	7,020	31,941
Intel Corp.	27,140	408,457
International Rectifier Corp.*	2,270	30,668
Intersil Corp., Class A	2,060	23,690
IXYS Corp.	630	5,078
KLA-Tencor Corp.	1,240	24,800
Kulicke & Soffa Industries, Inc.*	480	1,258
Lattice Semiconductor Corp.*	6,680	9,218
LSI Corp.*	13,190	40,098
Marvell Technology Group Ltd.*	6,970	63,845
MEMC Electronic Materials, Inc.*	2,100	34,629
Micrel, Inc.	3,270	23,021
Microsemi Corp.*	200	2,320
MKS Instruments, Inc.*	2,450	35,941
Monolithic Power Systems, Inc.*	590	9,145
National Semiconductor Corp.	1,930	19,821
Novellus Systems, Inc.*	2,870	47,728
NVIDIA Corp.*	3,800	37,468
OmniVision Technologies, Inc.*	3,080	20,698
ON Semiconductor Corp.*	1,860	7,254
Pericom Semiconductor Corp.*	1,100	8,041
PMC-Sierra, Inc.*	3,280	20,926
RF Micro Devices, Inc.*	2,950	3,924
Rudolph Technologies, Inc.*	20	61
Semtech Corp.*	2,480	33,108
Silicon Image, Inc.*	5,070	12,168
Silicon Laboratories, Inc.*	1,350	35,640
Silicon Storage Technology, Inc.*	820	1,353
Skyworks Solutions, Inc.*	1,990	16,039
Standard Microsystems Corp.*	290	5,394
Supertex, Inc.*	600	13,860
Teradyne, Inc.*	8,060	35,303
Tessera Technologies, Inc.*	710	9,493
Texas Instruments, Inc.	21,470	354,470
Ultratech, Inc.*	1,200	14,988
Varian Semiconductor Equipment Associates, Inc.*	2,030	43,970
Veeco Instruments, Inc.*	1,690	11,272
Verigy Ltd.*	1,740	14,355
Volterra Semiconductor Corp.*	560	4,726
Xilinx, Inc.	1,700	32,572
Zoran Corp.*	1,790	15,752

		2,123,653

Software (4.8%)
Adobe Systems, Inc.*	1,710	36,577
Advent Software, Inc.*	250	8,328

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Amdocs Ltd.*	1,740	$32,225
ANSYS, Inc.*	690	17,319
Aspen Technology, Inc.*	790	5,522
Autodesk, Inc.*	2,810	47,236
Blackbaud, Inc.	170	1,974
Bottomline Technologies, Inc.*	220	1,448
CA, Inc.	3,030	53,358
Cadence Design Systems, Inc.*	7,100	29,820
Compuware Corp.*	6,140	40,463
DemandTec, Inc.*	40	350
EPIQ Systems, Inc.*	520	9,376
FactSet Research Systems, Inc.	510	25,495
Fair Isaac Corp.	2,270	31,939
Jack Henry & Associates, Inc.	570	9,302
JDA Software Group, Inc.*	1,040	12,012
Kenexa Corp.*	870	4,689
Lawson Software, Inc.*	820	3,485
Manhattan Associates, Inc.*	1,220	21,130
Mentor Graphics Corp.*	2,220	9,857
Micros Systems, Inc.*	1,400	26,250
Microsoft Corp.	28,020	514,727
MicroStrategy, Inc., Class A*	340	11,625
MSC.Software Corp.*	360	2,030
Net 1 UEPS Technologies, Inc.*	2,430	36,960
Nuance Communications, Inc.*	1,850	20,091
Oracle Corp.*	8,790	158,835
Parametric Technology Corp.*	3,620	36,128
Phoenix Technologies Ltd.*	50	81
Progress Software Corp.*	690	11,978
Quest Software, Inc.*	1,840	23,331
Radiant Systems, Inc.*	130	573
Smith Micro Software, Inc.*	520	2,720
Solera Holdings, Inc.*	190	4,708
SPSS, Inc.*	150	4,265
Sybase, Inc.*	1,370	41,497
Symantec Corp.*	12,760	190,634
Symyx Technologies, Inc.*	410	1,825
Synchronoss Technologies, Inc.*	610	7,479
Synopsys, Inc.*	1,510	31,302
Take-Two Interactive Software, Inc.*	2,720	22,712
Taleo Corp., Class A*	170	2,009
TIBCO Software, Inc.*	7,800	45,786
Wind River Systems, Inc.*	2,750	17,600

		1,617,051

Total Information Technology		8,057,285

Materials (5.5%)
Chemicals (1.7%)
A. Schulman, Inc.	800	10,840
Air Products & Chemicals, Inc.	80	4,500
Ashland, Inc.	3,164	32,684
Cabot Corp.	260	2,733
CF Industries Holdings, Inc.	600	42,678
Cytec Industries, Inc.	1,620	24,332
Dow Chemical Co.	1,320	11,128
E.I. du Pont de Nemours & Co.	460	10,272
Eastman Chemical Co.	630	16,884
Ferro Corp.	1,260	1,802
H.B. Fuller Co.	1,230	15,990
Innophos Holdings, Inc.	460	5,189
Innospec, Inc.	730	2,752
LSB Industries, Inc.*	530	5,242
Minerals Technologies, Inc.	580	18,589
Mosaic Co.	3,930	164,981
Nalco Holding Co.	590	7,711
NewMarket Corp.	230	$10,189
Nova Chemicals Corp.	2,350	13,536
Olin Corp.	1,450	20,692
PolyOne Corp.*	2,480	5,729
Quaker Chemical Corp.	480	3,811
Rockwood Holdings, Inc.*	2,150	17,071
RPM International, Inc.	850	10,820
Spartech Corp.	1,320	3,247
Stepan Co.	120	3,276
Terra Industries, Inc.	2,120	59,551
Valhi, Inc.	80	750
Valspar Corp.	1,330	26,560
Westlake Chemical Corp.	280	4,096
Zep, Inc.	690	7,059
Zoltek Cos., Inc.*	1,290	8,785

		573,479

Construction Materials (0.0%)
Headwaters, Inc.*	2,600	8,164

Containers & Packaging (0.4%)
Myers Industries, Inc.	970	5,956
Owens-Illinois, Inc.*	1,290	18,628
Packaging Corp. of America	1,280	16,666
Rock-Tenn Co., Class A	870	23,533
Sealed Air Corp.	1,420	19,596
Sonoco Products Co.	1,270	26,645
Temple-Inland, Inc.	6,290	33,777

		144,801

Metals & Mining (3.2%)
A.M. Castle & Co.	1,010	9,009
AK Steel Holding Corp.	4,080	29,050
Alcoa, Inc.	10,820	79,419
Allegheny Technologies, Inc.	1,120	24,562
Brush Engineered Materials, Inc.*	1,560	21,637
Carpenter Technology Corp.	2,100	29,652
Century Aluminum Co.*	2,480	5,233
Cliffs Natural Resources, Inc.	130	2,361
Commercial Metals Co.	2,400	27,720
Freeport-McMoRan Copper & Gold, Inc.	6,500	247,715
General Steel Holdings, Inc.*	760	1,999
Haynes International, Inc.*	790	14,078
Kaiser Aluminum Corp.	280	6,473
Nucor Corp.	3,650	139,320
Olympic Steel, Inc.	650	9,860
Reliance Steel & Aluminum Co.	1,710	45,024
RTI International Metals, Inc.*	1,800	21,060
Schnitzer Steel Industries, Inc., Class A	1,090	34,215
Southern Copper Corp.	15,460	269,313
Stillwater Mining Co.*	1,540	5,698
Sutor Technology Group Ltd.*	20	28
Titanium Metals Corp.	400	2,188
United States Steel Corp.	1,060	22,398
Universal Stainless & Alloy Products, Inc.*	40	387
Worthington Industries, Inc.	2,080	18,117

		1,066,516

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	1,360	2,897
Clearwater Paper Corp.*	40	321
Domtar Corp.*	16,840	15,998
Glatfelter	1,300	8,112
International Paper Co.	390	2,746

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Louisiana-Pacific Corp.	2,730	$6,088
MeadWestvaco Corp.	960	11,510
Mercer International, Inc.*	70	46
Neenah Paper, Inc.	240	871
Schweitzer-Mauduit International, Inc.	330	6,092
Verso Paper Corp.	80	51
Wausau Paper Corp.	1,700	8,942

		63,674

Total Materials		1,856,634

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	12,254	308,801
Atlantic Tele-Network, Inc.	220	4,220
Cbeyond, Inc.*	850	16,005
Cincinnati Bell, Inc.*	8,850	20,355
Cogent Communications Group, Inc.*	1,800	12,960
Embarq Corp.	1,220	46,177
General Communication, Inc., Class A*	380	2,538
Global Crossing Ltd.*	610	4,270
NTELOS Holdings Corp.	770	13,968
PAETEC Holding Corp.*	270	389
Premiere Global Services, Inc.*	2,340	20,639
Qwest Communications International, Inc.	10,650	36,423
tw telecom, Inc.*	5,220	45,675
Verizon Communications, Inc.	8,630	260,626
Windstream Corp.	3,350	27,001

		820,047

Wireless Telecommunication Services (0.7%)
Centennial Communications Corp.*	4,710	38,904
ICO Global Communications Holdings Ltd.*	400	140
iPCS, Inc.*	660	6,409
NII Holdings, Inc.*	1,240	18,600
Sprint Nextel Corp.*	20,450	73,006
Syniverse Holdings, Inc.*	2,160	34,041
Telephone & Data Systems, Inc.	1,080	28,631
U.S. Cellular Corp.*	540	18,004
USA Mobility, Inc.	1,080	9,947

		227,682

Total Telecommunication Services		1,047,729

Utilities (0.6%)
Electric Utilities (0.3%)
American Electric Power Co., Inc.	1,250	31,575
Duke Energy Corp.	2,500	35,800
Progress Energy, Inc.	970	35,172

		102,547

Independent Power Producers & Energy Traders (0.1%)
Reliant Energy, Inc.*	2,970	9,474

Multi-Utilities (0.2%)
Avista Corp.	860	11,851
CH Energy Group, Inc.	390	18,291
Integrys Energy Group, Inc.	260	6,770
PNM Resources, Inc.	400	3,304
Xcel Energy, Inc.	1,880	$35,025

		75,241

Water Utilities (0.0%)
SJW Corp.	130	3,306

Total Utilities		190,568

Total Common Stocks (97.8%) (Cost $47,452,548)		32,807,016

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Insurance (0.0%)
United America Indemnity Ltd., expiring 4/6/09*
(Cost $—)	190	23

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $788,132)	$788,132	788,132

Total Investments (100.2%) (Cost/Amortized Cost $48,240,680)		33,595,171
Other Assets Less Liabilities (-0.2%)		(63,538)

Net Assets (100%)		$33,531,633

*	Non-income producing.

†	Securities (totaling $7 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$32,807,009	$788,155	$7	$33,595,171
Other Investments*	—	—	—	—

Total	$32,807,009	$788,155	$7	$33,595,171

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	7	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$7	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$7	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,838,044
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,345,871

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$634,215
Aggregate gross unrealized depreciation	(16,589,052)

Net unrealized depreciation	$(15,954,837)

Federal income tax cost of investments	$49,550,008

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

For the three months ended March 31, 2009, the Portfolio incurred approximately $274 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $6,931,676 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.4%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.	9,990	$13,187
Amerigon, Inc.*	260	962
ArvinMeritor, Inc.	14,940	11,803
Autoliv, Inc.	6,470	120,148
Cooper Tire & Rubber Co.	15,560	62,862
Drew Industries, Inc.*	4,200	36,456
Exide Technologies*	7,080	21,240
Federal Mogul Corp.*	160	1,069
Fuel Systems Solutions, Inc.*	1,800	24,264
Gentex Corp.	770	7,669
Goodyear Tire & Rubber Co.*	6,860	42,944
Lear Corp.*	15,380	11,535
Modine Manufacturing Co.	2,610	6,525
Shiloh Industries, Inc.*	190	389
Stoneridge, Inc.*	4,560	9,622
Superior Industries International, Inc.	2,270	26,899
Tenneco, Inc.*	15,130	24,662
TRW Automotive Holdings Corp.*	17,180	55,320
WABCO Holdings, Inc.	7,940	97,741

		575,297

Automobiles (0.3%)
Thor Industries, Inc.	8,690	135,738
Winnebago Industries, Inc.	3,380	17,948

		153,686

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	510	9,292

Diversified Consumer Services (0.6%)
Career Education Corp.*	3,190	76,433
Hillenbrand, Inc.	710	11,367
Learning Tree International, Inc.*	10	85
Noah Education Holdings Ltd. (ADR)	1,930	5,809
Pre-Paid Legal Services, Inc.*	310	8,999
Regis Corp.	8,740	126,293
Service Corp. International	5,120	17,869
Steiner Leisure Ltd.*	2,290	55,899
Stewart Enterprises, Inc., Class A	9,400	30,456
Universal Technical Institute, Inc.*	700	8,400

		341,610

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises, Inc.*	510	2,300
Ameristar Casinos, Inc.	1,220	15,348
Bally Technologies, Inc.*	2,470	45,497
BJ’s Restaurants, Inc.*	1,840	25,594
Bob Evans Farms, Inc.	7,360	165,011
Boyd Gaming Corp.	16,780	62,589
Brinker International, Inc.	9,760	147,376
Buffalo Wild Wings, Inc.*	200	7,316
California Pizza Kitchen, Inc.*	3,520	46,042
CEC Entertainment, Inc.*	3,990	103,261
Cheesecake Factory, Inc.*	1,180	13,511
Churchill Downs, Inc.	320	9,619
CKE Restaurants, Inc.	6,270	52,668
Cracker Barrel Old Country Store, Inc.	3,531	101,128
Denny’s Corp.*	18,450	30,812
DineEquity, Inc.	1,620	19,213
Dover Downs Gaming & Entertainment, Inc.	200	614
Gaylord Entertainment Co.*	1,450	$12,079
International Game Technology	1,320	12,170
International Speedway Corp., Class A	1,910	42,135
Interval Leisure Group, Inc.*	1,168	6,190
Isle of Capri Casinos, Inc.*	1,670	8,834
Jack in the Box, Inc.*	1,490	34,702
Krispy Kreme Doughnuts, Inc.*	6,250	10,000
Life Time Fitness, Inc.*	3,140	39,438
Marcus Corp.	1,700	14,450
Morgans Hotel Group Co.*	390	1,213
O’Charleys, Inc.	550	1,656
Orient-Express Hotels Ltd., Class A	6,180	25,338
Panera Bread Co., Class A*	480	26,832
Papa John’s International, Inc.*	530	12,121
Pinnacle Entertainment, Inc.*	5,820	40,973
Red Robin Gourmet Burgers, Inc.*	3,280	57,826
Royal Caribbean Cruises Ltd.	4,400	35,244
Ruby Tuesday, Inc.*	5,270	15,388
Shuffle Master, Inc.*	3,120	8,954
Sonic Corp.*	1,460	14,629
Speedway Motorsports, Inc.	3,450	40,779
Steak n Shake Co.*	2,880	21,802
Texas Roadhouse, Inc., Class A*	720	6,862
Town Sports International Holdings, Inc.*	950	2,841
Vail Resorts, Inc.*	2,820	57,613
WMS Industries, Inc.*	4,460	93,259
Wyndham Worldwide Corp.	13,500	56,700

		1,547,927

Household Durables (1.8%)
American Greetings Corp., Class A	15,940	80,656
Beazer Homes USA, Inc.*	5,740	5,797
Blyth, Inc.	2,610	68,199
Brookfield Homes Corp.	370	1,277
Cavco Industries, Inc.*	340	8,024
Centex Corp.	5,070	38,025
Champion Enterprises, Inc.*	13,480	6,470
CSS Industries, Inc.	1,180	20,060
Ethan Allen Interiors, Inc.	1,960	22,070
Furniture Brands International, Inc.	8,130	11,951
Garmin Ltd.	270	5,727
Harman International Industries, Inc.	7,130	96,469
Helen of Troy Ltd.*	4,000	55,000
Hooker Furniture Corp.	1,960	16,542
Hovnanian Enterprises, Inc., Class A*	16,710	26,068
Jarden Corp.*	4,480	56,762
KB Home	3,620	47,712
La-Z-Boy, Inc.	10,690	13,362
Lennar Corp., Class A	14,610	109,721
M/I Homes, Inc.	3,290	22,997
Meritage Homes Corp.*	5,130	58,585
Mohawk Industries, Inc.*	200	5,974
National Presto Industries, Inc.	780	47,588
Palm Harbor Homes, Inc.*	730	1,628
Ryland Group, Inc.	5,330	88,798
Sealy Corp.*	6,330	9,432
Standard Pacific Corp.*	2,880	2,534
Tempur-Pedic International, Inc.	3,700	27,010
Tupperware Brands Corp.	2,850	48,421

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Whirlpool Corp.	500	$14,795

		1,017,654

Internet & Catalog Retail (1.0%)
1-800-FLOWERS.COM, Inc., Class A*	7,640	15,815
Bidz.com, Inc.*	410	1,648
Blue Nile, Inc.*	1,910	57,587
Expedia, Inc.*	5,740	52,119
Gaiam, Inc., Class A*	830	2,722
HSN, Inc.*	1,938	9,961
Liberty Media Corp., Interactive, Class A*	8,410	24,389
Netflix, Inc.*	3,560	152,795
NutriSystem, Inc.	4,530	64,643
Orbitz Worldwide, Inc.*	3,340	4,309
Overstock.com, Inc.*	3,240	29,646
PetMed Express, Inc.*	2,290	37,739
Shutterfly, Inc.*	1,870	17,522
Stamps.com, Inc.*	3,760	36,472
Ticketmaster Entertainment, Inc.*	4,098	15,122

		522,489

Leisure Equipment & Products (0.8%)
Brunswick Corp.	26,670	92,012
Callaway Golf Co.	14,710	105,618
Eastman Kodak Co.	8,000	30,400
JAKKS Pacific, Inc.*	5,460	67,431
Leapfrog Enterprises, Inc.*	7,550	10,419
Polaris Industries, Inc.	3,730	79,971
RC2 Corp.*	1,460	7,694
Smith & Wesson Holding Corp.*	1,100	6,622
Steinway Musical Instruments*	1,050	12,568

		412,735

Media (1.1%)
Arbitron, Inc.	850	12,758
Ascent Media Corp., Class A*	320	8,000
Belo Corp., Class A	14,780	9,016
CBS Corp., Class B	2,160	8,294
Central European Media Enterprises Ltd., Class A*	1,020	11,689
Clear Channel Outdoor Holdings, Inc., Class A*	2,420	8,881
Cox Radio, Inc., Class A*	5,330	21,853
CTC Media, Inc.*	470	2,143
Cumulus Media, Inc., Class A*	1,660	1,677
Discovery Communications, Inc., Class A*	350	5,607
DISH Network Corp., Class A*	1,370	15,221
Entercom Communications Corp., Class A	1,010	1,111
Entravision Communications Corp., Class A*	13,540	3,520
EW Scripps Co., Class A	6,080	8,208
Fisher Communications, Inc.	90	878
Gannett Co., Inc.	1,580	3,476
Global Sources Ltd.*	5,297	20,603
Harte-Hanks, Inc.	3,680	19,688
Hearst-Argyle Television, Inc.	430	1,789
Journal Communications, Inc., Class A	2,300	1,725
Knology, Inc.*	1,460	6,015
Liberty Media Corp., Capital Series, Class A*	1,830	12,773
LIN TV Corp., Class A*	2,780	3,114
Live Nation, Inc.*	6,680	17,836
McClatchy Co., Class A	7,490	3,670
Media General, Inc., Class A	2,180	$4,186
Mediacom Communications Corp., Class A*	4,880	19,666
Meredith Corp.	9,290	154,586
National CineMedia, Inc.	3,460	45,603
Scholastic Corp.	7,140	107,600
Scripps Networks Interactive, Inc., Class A	260	5,853
Sinclair Broadcast Group, Inc., Class A	11,880	12,236
Valassis Communications, Inc.*	880	1,382
Warner Music Group Corp.*	8,040	18,894

		579,551

Multiline Retail (0.6%)
Big Lots, Inc.*	5,670	117,823
Dillard’s, Inc., Class A	20,580	117,306
Family Dollar Stores, Inc.	180	6,006
Fred’s, Inc., Class A	9,070	102,310
Retail Ventures, Inc.*	310	471
Sears Holdings Corp.*	140	6,399

		350,315

Specialty Retail (6.3%)
Aaron Rents, Inc.	80	2,133
Abercrombie & Fitch Co., Class A	1,650	39,270
Aeropostale, Inc.*	5,610	149,002
American Eagle Outfitters, Inc.	1,640	20,074
America’s Car-Mart, Inc.*	1,930	26,229
AnnTaylor Stores Corp.*	23,330	121,316
Asbury Automotive Group, Inc.	6,510	28,058
AutoNation, Inc.*	4,160	57,741
Barnes & Noble, Inc.	5,580	119,300
bebe stores, Inc.	5,290	35,284
Big 5 Sporting Goods Corp.	330	1,937
Blockbuster, Inc., Class A*	7,470	5,378
Books-A-Million, Inc.	290	1,334
Borders Group, Inc.*	7,760	4,889
Brown Shoe Co., Inc.	13,720	51,450
Buckle, Inc.	5,990	191,261
Cabela’s, Inc.*	2,490	22,684
Cato Corp., Class A	2,720	49,722
Charlotte Russe Holding, Inc.*	2,930	23,879
Charming Shoppes, Inc.*	11,090	15,526
Chico’s FAS, Inc.*	8,300	44,571
Children’s Place Retail Stores, Inc.*	7,910	173,150
Christopher & Banks Corp.	5,250	21,472
Citi Trends, Inc.*	4,450	101,860
Coldwater Creek, Inc.*	9,570	24,021
Collective Brands, Inc.*	3,320	32,337
Conn’s, Inc.*	2,400	33,696
Dress Barn, Inc.*	14,250	175,132
Finish Line, Inc., Class A	11,390	75,402
Foot Locker, Inc.	7,300	76,504
GameStop Corp., Class A*	450	12,609
Genesco, Inc.*	5,140	96,786
Group 1 Automotive, Inc.	6,280	87,732
Guess?, Inc.	910	19,183
Gymboree Corp.*	1,540	32,879
Haverty Furniture Cos., Inc.	5,594	58,905
hhgregg, Inc.*	1,360	19,244
Hibbett Sports, Inc.*	1,700	32,674
HOT Topic, Inc.*	8,240	92,206
Jo-Ann Stores, Inc.*	3,980	65,033
Limited Brands, Inc.	2,520	21,924
Lumber Liquidators, Inc.*	660	8,415

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Men’s Wearhouse, Inc.	8,430	$127,630
Monro Muffler, Inc.	340	9,292
New York & Co., Inc.*	9,370	33,263
Office Depot, Inc.*	30,600	40,086
OfficeMax, Inc.	9,150	28,548
Pacific Sunwear of California, Inc.*	12,920	21,447
Penske Automotive Group, Inc.	9,620	89,755
PEP Boys-Manny, Moe & Jack	7,500	33,075
RadioShack Corp.	950	8,141
Rent-A-Center, Inc.*	9,500	184,015
Sally Beauty Holdings, Inc.*	14,170	80,486
Signet Jewelers Ltd.	200	2,290
Sonic Automotive, Inc., Class A	5,970	9,552
Stage Stores, Inc.	9,530	96,062
Systemax, Inc.*	4,420	57,106
Talbots, Inc.	11,220	39,382
Tractor Supply Co.*	3,190	115,031
Tween Brands, Inc.*	5,070	10,850
Ulta Salon Cosmetics & Fragrance, Inc.*	280	1,854
Wet Seal, Inc., Class A*	20,280	68,141
Williams-Sonoma, Inc.	14,100	142,128
Zale Corp.*	7,810	15,230
Zumiez, Inc.*	2,300	22,310

		3,507,876

Textiles, Apparel & Luxury Goods (2.1%)
American Apparel, Inc.*	1,220	3,562
Carter’s, Inc.*	2,210	41,570
Coach, Inc.*	2,290	38,243
Crocs, Inc.*	3,690	4,391
FGX International Holdings Ltd.*	40	465
Fossil, Inc.*	1,390	21,823
Iconix Brand Group, Inc.*	400	3,540
Jones Apparel Group, Inc.	21,280	89,802
Kenneth Cole Productions, Inc., Class A	1,170	7,476
K-Swiss, Inc., Class A	1,170	9,992
Liz Claiborne, Inc.	35,810	88,451
Maidenform Brands, Inc.*	2,550	23,358
Movado Group, Inc.	1,590	11,989
Oxford Industries, Inc.	2,650	16,351
Perry Ellis International, Inc.*	3,560	12,318
Phillips-Van Heusen Corp.	7,020	159,214
Polo Ralph Lauren Corp.	410	17,323
Quiksilver, Inc.*	29,380	37,606
Skechers U.S.A., Inc., Class A*	8,220	54,827
Steven Madden Ltd.*	2,630	49,391
Timberland Co., Class A*	9,610	114,743
True Religion Apparel, Inc.*	950	11,219
Unifi, Inc.*	6,180	3,955
UniFirst Corp.	1,420	39,533
Volcom, Inc.*	1,120	10,864
Warnaco Group, Inc.*	8,640	207,360
Wolverine World Wide, Inc.	6,110	95,194

		1,174,560

Total Consumer Discretionary		10,192,992

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	490	10,221
Central European Distribution Corp.*	1,610	17,324
Coca-Cola Bottling Co. Consolidated	10	521
Hansen Natural Corp.*	160	$5,760

		33,826

Food & Staples Retailing (0.6%)
Andersons, Inc.	670	9,474
Arden Group, Inc., Class A	100	11,684
Casey’s General Stores, Inc.	960	25,594
Great Atlantic & Pacific Tea Co., Inc.*	1,550	8,230
Ingles Markets, Inc., Class A	850	12,690
Nash Finch Co.	1,600	44,944
Pantry, Inc.*	4,990	87,874
Pricesmart, Inc.	100	1,801
Ruddick Corp.	100	2,245
Spartan Stores, Inc.	1,300	20,033
SUPERVALU, Inc.	1,570	22,420
Weis Markets, Inc.	70	2,173
Whole Foods Market, Inc.	4,340	72,912
Winn-Dixie Stores, Inc.*	1,190	11,376

		333,450

Food Products (0.5%)
Agria Corp. (ADR)*	90	102
Chiquita Brands International, Inc.*	8,330	55,228
ConAgra Foods, Inc.	370	6,242
Darling International, Inc.*	21,240	78,800
Del Monte Foods Co.	3,690	26,900
Diamond Foods, Inc.	1,490	41,616
Fresh Del Monte Produce, Inc.*	1,500	24,630
J&J Snack Foods Corp.	330	11,415
Lancaster Colony Corp.	160	6,637
Omega Protein Corp.*	3,640	9,609
Ralcorp Holdings, Inc.*	540	29,095
Reddy Ice Holdings, Inc.	540	794
Smithfield Foods, Inc.*	1,620	15,325

		306,393

Household Products (0.1%)
Central Garden & Pet Co., Class A*	6,770	50,911
WD-40 Co.	1,300	31,382

		82,293

Personal Products (0.7%)
American Oriental Bioengineering, Inc.*	12,180	47,015
Bare Escentuals, Inc.*	5,590	22,919
Elizabeth Arden, Inc.*	2,660	15,508
Herbalife Ltd.	7,880	118,042
Inter Parfums, Inc.	2,940	17,140
NBTY, Inc.*	7,770	109,402
Nu Skin Enterprises, Inc., Class A	1,400	14,686
Prestige Brands Holdings, Inc.*	6,970	36,104

		380,816

Tobacco (0.2%)
Universal Corp.	3,110	93,051

Total Consumer Staples		1,229,829

Energy (6.7%)
Energy Equipment & Services (3.4%)
Allis-Chalmers Energy, Inc.*	5,470	10,557
Basic Energy Services, Inc.*	6,520	42,184
BJ Services Co.	2,560	25,472
Bristow Group, Inc.*	320	6,858
Bronco Drilling Co., Inc.*	1,820	9,573
Complete Production Services, Inc.*	11,550	35,574
Dawson Geophysical Co.*	1,270	17,145
Dresser-Rand Group, Inc.*	2,210	48,841
Dril-Quip, Inc.*	3,310	101,617

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ENGlobal Corp.*	3,820	$17,343
ENSCO International, Inc.	1,370	36,168
Exterran Holdings, Inc.*	6,570	105,251
Forbes Energy Services Ltd.(b)*	11,100	4,666
Global Industries Ltd.*	15,420	59,213
Gulf Island Fabrication, Inc.	4,080	32,681
GulfMark Offshore, Inc.*	3,500	83,510
Helix Energy Solutions Group, Inc.*	18,260	93,856
Helmerich & Payne, Inc.	380	8,653
Hercules Offshore, Inc.*	9,190	14,520
Hornbeck Offshore Services, Inc.*	2,540	38,710
ION Geophysical Corp.*	5,780	9,017
Key Energy Services, Inc.*	25,210	72,605
Matrix Service Co.*	3,670	30,167
NATCO Group, Inc., Class A*	1,840	34,831
Natural Gas Services Group, Inc.*	1,710	15,390
Newpark Resources, Inc.*	12,550	31,752
Noble Corp.	280	6,745
North American Energy Partners, Inc.*	1,940	5,917
Oceaneering International, Inc.*	760	28,021
Oil States International, Inc.*	10,540	141,447
Parker Drilling Co.*	21,680	39,891
Patterson-UTI Energy, Inc.	4,190	37,542
Pioneer Drilling Co.*	6,040	19,811
Precision Drilling Trust	23,299	62,441
Pride International, Inc.*	730	13,125
RPC, Inc.	840	5,569
SEACOR Holdings, Inc.*	2,160	125,950
Superior Energy Services, Inc.*	7,600	97,964
Superior Well Services, Inc.*	360	1,847
T-3 Energy Services, Inc.*	2,320	27,330
Technicoil Corp.*	3,300	785
TETRA Technologies, Inc.*	15,660	50,895
Tidewater, Inc.	520	19,308
Union Drilling, Inc.*	3,060	11,628
Unit Corp.*	4,500	94,140
Weatherford International Ltd.*	2,550	28,229
Willbros Group, Inc.*	7,540	73,138

		1,877,877

Oil, Gas & Consumable Fuels (3.3%)
Abraxas Petroleum Corp.*	1,400	1,442
Alberta Clipper Energy, Inc.*	100	40
Alpha Natural Resources, Inc.*	1,070	18,992
ATP Oil & Gas Corp.*	7,090	36,372
Berry Petroleum Co., Class A	11,700	128,232
Bill Barrett Corp.*	2,660	59,158
BPZ Resources, Inc.*	2,460	9,102
Brigham Exploration Co.*	7,790	14,801
Callon Petroleum Co.*	5,090	5,548
Cano Petroleum, Inc.*	650	279
Carrizo Oil & Gas, Inc.*	800	7,104
Cimarex Energy Co.	3,550	65,249
Clayton Williams Energy, Inc.*	170	4,971
Clean Energy Fuels Corp.*	940	5,725
Contango Oil & Gas Co.*	770	30,184
Crosstex Energy, Inc.	4,810	7,888
CVR Energy, Inc.*	9,170	50,802
Delek U.S. Holdings, Inc.	4,950	51,282
Denbury Resources, Inc.*	3,260	48,444
Encore Acquisition Co.*	2,440	56,779
Energy Partners Ltd.*	3,360	302
EXCO Resources, Inc.*	1,020	10,200
Foundation Coal Holdings, Inc.	5,030	72,180
Frontier Oil Corp.	6,140	$78,531
Galleon Energy, Inc., Class A*	6,300	18,039
Gasco Energy, Inc.*	8,970	3,498
General Maritime Corp.	3,369	23,583
GeoResources, Inc.*	830	5,578
Gran Tierra Energy, Inc.*	1,570	3,941
Great Plains Exploration, Inc.*	630	105
Gulfport Energy Corp.*	920	2,134
Holly Corp.	3,710	78,652
Houston American Energy Corp.	160	298
International Coal Group, Inc.*	3,030	4,878
Jura Energy Corp.*	6,900	766
Knightsbridge Tankers Ltd.	2,610	37,975
Mariner Energy, Inc.*	13,730	106,408
Massey Energy Co.	3,800	38,456
McMoRan Exploration Co.*	5,760	27,072
Meridian Resource Corp.*	4,350	914
Midnight Oil Exploration Ltd.*	1,000	635
Overseas Shipholding Group, Inc.	2,420	54,861
Paramount Resources Ltd., Class A*	400	1,913
Penn Virginia Corp.	1,960	21,521
Petroleum Development Corp.*	600	7,086
PetroQuest Energy, Inc.*	7,860	18,864
Quicksilver Resources, Inc.*	7,550	41,827
Rentech, Inc.*	1,160	638
Rosetta Resources, Inc.*	12,110	59,944
SandRidge Energy, Inc.*	5,850	38,551
St. Mary Land & Exploration Co.	2,830	37,441
Stone Energy Corp.*	10,164	33,846
Swift Energy Co.*	6,520	47,596
Teekay Corp.	780	11,099
Teekay Tankers Ltd., Class A	1,910	18,164
Tesoro Corp.	1,230	16,568
TriStar Oil and Gas Ltd.*	100	732
TUSK Energy Corp.*	2,216	3,744
USEC, Inc.*	4,500	21,600
VAALCO Energy, Inc.*	13,230	69,987
Vero Energy, Inc.*	4,800	12,487
W&T Offshore, Inc.	9,240	56,826
Walter Industries, Inc.	960	21,955
Warren Resources, Inc.*	2,660	2,554
Western Refining, Inc.	8,220	98,147
Westmoreland Coal Co.*	380	2,725
Whiting Petroleum Corp.*	800	20,680

		1,837,895

Total Energy		3,715,772

Financials (13.3%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	550	22,941
Allied Capital Corp.	5,120	8,141
Ameriprise Financial, Inc.	1,470	30,120
Apollo Investment Corp.	8,290	28,849
BGC Partners, Inc., Class A	420	928
Capital Southwest Corp.	20	1,528
Cohen & Steers, Inc.	2,080	23,213
E*TRADE Financial Corp.*	33,590	42,995
Eaton Vance Corp.	620	14,167
Evercore Partners, Inc., Class A	260	4,017
GAMCO Investors, Inc., Class A	800	26,120
GFI Group, Inc.	3,240	10,400
Invesco Ltd.	450	6,237
Investment Technology Group, Inc.*	1,790	45,681
Janus Capital Group, Inc.	7,110	47,282
KBW, Inc.*	460	9,361

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Knight Capital Group, Inc., Class A*	3,480	$51,295
LaBranche & Co., Inc.*	13,400	50,116
MF Global Ltd.*	2,280	9,644
NGP Capital Resources Co.	350	1,740
Penson Worldwide, Inc.*	2,430	15,625
Piper Jaffray Cos., Inc.*	950	24,501
Sanders Morris Harris Group, Inc.	580	2,262
SEI Investments Co.	950	11,599
Stifel Financial Corp.*	1,850	80,123
SWS Group, Inc.	6,060	94,112
Teton Advisors, Inc.(b)*†	13	24
thinkorswim Group, Inc.*	2,380	20,563
Thomas Weisel Partners Group, Inc.*	480	1,718
TradeStation Group, Inc.*	680	4,488
U.S. Global Investors, Inc., Class A	150	731
Virtus Investment Partners, Inc.*	457	2,975
Waddell & Reed Financial, Inc., Class A	4,040	73,003

		766,499

Commercial Banks (2.6%)
1st Source Corp.	170	3,069
AMCORE Financial, Inc.	650	1,040
BancFirst Corp.	330	12,012
Banco Latinoamericano de Exportaciones S.A., Class E	450	4,217
Boston Private Financial Holdings, Inc.	3,060	10,741
CapitalSource, Inc.	18,570	22,655
Capitol Bancorp Ltd.	280	1,162
Cascade Bancorp.	770	1,255
Cathay General Bancorp	2,810	29,308
Central Pacific Financial Corp.	5,660	31,696
Chemical Financial Corp.	1,080	22,475
Citizens Republic Bancorp, Inc.*	4,650	7,207
City Bank/Washington	430	1,419
City Holding Co.	2,260	61,675
CoBiz Financial, Inc.	1,020	5,355
Colonial BancGroup, Inc.	12,530	11,277
Columbia Banking System, Inc.	1,160	7,424
Community Bank System, Inc.	3,740	62,645
Community Trust Bancorp, Inc.	1,430	38,253
East West Bancorp, Inc.	8,250	37,703
First Community Bancshares, Inc./Virginia	620	7,235
First Financial Bancorp	1,440	13,723
First Horizon National Corp.	2,993	32,140
First Merchants Corp.	2,070	22,335
First Midwest Bancorp, Inc./Illinois	4,010	34,446
First Security Group, Inc./Tennessee	290	977
FirstMerit Corp.	1,040	18,928
Frontier Financial Corp.	5,820	6,402
Green Bankshares, Inc.	795	6,996
Guaranty Bancorp*	1,240	2,170
Hancock Holding Co.	180	5,630
Hanmi Financial Corp.	1,610	2,093
IBERIABANK Corp.	200	9,188
Independent Bank Corp./Massachusetts	350	5,162
International Bancshares Corp.	2,600	20,280
MainSource Financial Group, Inc.	920	7,397
MB Financial, Inc.	780	10,608
National Penn Bancshares, Inc.	7,360	61,088
NBT Bancorp, Inc.	1,090	23,588
Old National Bancorp/Indiana	3,350	37,419
Old Second Bancorp, Inc.	70	$444
Oriental Financial Group, Inc.	3,090	15,079
Pacific Capital Bancorp N.A.	9,680	65,534
PacWest Bancorp	4,020	57,607
Park National Corp.	40	2,230
Popular, Inc.	18,390	40,090
Prosperity Bancshares, Inc.	10	274
Provident Bankshares Corp.	7,840	55,272
Regions Financial Corp.	6,350	27,051
Renasant Corp.	710	8,918
Republic Bancorp, Inc./Kentucky, Class A	840	15,683
Sandy Spring Bancorp, Inc.	840	9,374
Santander BanCorp	760	5,989
Simmons First National Corp., Class A	970	24,434
South Financial Group, Inc.	8,000	8,800
Southside Bancshares, Inc.	860	16,254
Sterling Bancorp/New York	3,590	35,541
Sterling Financial Corp./Washington	3,940	8,156
Susquehanna Bancshares, Inc.	7,070	65,963
Tompkins Financial Corp.	890	38,270
TowneBank/Virginia	780	12,737
UCBH Holdings, Inc.	5,960	9,000
UMB Financial Corp.	230	9,773
Umpqua Holdings Corp.	1,080	9,785
United Bankshares, Inc.	780	13,447
United Community Banks, Inc./Georgia	4,091	17,019
Webster Financial Corp.	7,810	33,193
WesBanco, Inc.	1,590	36,300
West Coast Bancorp/Oregon	420	932
Westamerica Bancorporation	330	15,035
Western Alliance Bancorporation*	1,880	8,573
Whitney Holding Corp./Louisiana	3,400	38,930
Wintrust Financial Corp.	2,420	29,766
Zions Bancorporation	1,640	16,121

		1,451,967

Consumer Finance (0.7%)
Advance America Cash Advance Centers, Inc.	370	625
Advanta Corp., Class B	3,820	2,521
AmeriCredit Corp.*	15,480	90,713
Capital One Financial Corp.	500	6,120
Cash America International, Inc.	6,360	99,598
Discover Financial Services	4,650	29,341
Dollar Financial Corp.*	1,690	16,089
EZCORP, Inc., Class A*	1,210	14,000
First Cash Financial Services, Inc.*	1,400	20,888
First Marblehead Corp.*	4,240	5,470
Nelnet, Inc., Class A*	1,710	15,116
Student Loan Corp.	290	12,598
World Acceptance Corp.*	4,490	76,779

		389,858

Diversified Financial Services (0.7%)
Asset Acceptance Capital Corp.*	2,300	12,213
CIT Group, Inc.	25,120	71,592
Encore Capital Group, Inc.*	470	2,129
Financial Federal Corp.	3,140	66,505
Interactive Brokers Group, Inc., Class A*	3,130	50,487
Life Partners Holdings, Inc.	887	15,132
MarketAxess Holdings, Inc.*	1,610	12,300
NewStar Financial, Inc.*	350	812
PHH Corp.*	10,590	148,790

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
PICO Holdings, Inc.*	570	$17,140

		397,100

Insurance (4.4%)
Alleghany Corp.*	20	5,525
Allied World Assurance Co. Holdings Ltd./Bermuda	1,930	73,398
American Equity Investment Life Holding Co.	8,940	37,190
American Financial Group, Inc./Ohio	1,360	21,828
American National Insurance Co.	210	11,006
American Physicians Capital, Inc.	1,760	72,019
Amerisafe, Inc.*	4,970	76,140
Amtrust Financial Services, Inc.	6,110	58,351
Aspen Insurance Holdings Ltd.	7,230	162,386
Assurant, Inc.	1,500	32,670
Assured Guaranty Ltd.	780	5,281
Citizens, Inc./Texas*	360	2,617
CNA Financial Corp.	2,430	22,259
CNA Surety Corp.*	3,770	69,519
Conseco, Inc.*	25,300	23,276
Delphi Financial Group, Inc., Class A	7,420	99,873
eHealth, Inc.*	140	2,241
EMC Insurance Group, Inc.	110	2,318
Employers Holdings, Inc.	5,010	47,795
Endurance Specialty Holdings Ltd.	1,190	29,679
FBL Financial Group, Inc., Class A	2,950	12,243
Fidelity National Financial, Inc., Class A	290	5,658
First American Corp.	210	5,567
FPIC Insurance Group, Inc.*	1,470	54,434
Genworth Financial, Inc., Class A	10,110	19,209
Hallmark Financial Services*	700	4,851
Hanover Insurance Group, Inc.	180	5,188
Harleysville Group, Inc.	1,500	47,715
Horace Mann Educators Corp.	6,560	54,907
Infinity Property & Casualty Corp.	2,030	68,878
IPC Holdings Ltd.	5,560	150,342
Lincoln National Corp.	1,150	7,694
Maiden Holdings Ltd.	190	849
Max Capital Group Ltd.	11,960	206,190
Meadowbrook Insurance Group, Inc.	3,215	19,612
Mercury General Corp.	200	5,940
National Financial Partners Corp.	2,430	7,776
National Interstate Corp.	1,000	16,910
National Western Life Insurance Co., Class A	40	4,520
Navigators Group, Inc.*	1,170	55,201
NYMAGIC, Inc.	50	610
Old Republic International Corp.	500	5,410
OneBeacon Insurance Group Ltd., Class A	3,180	30,719
Phoenix Cos., Inc.	9,300	10,881
Platinum Underwriters Holdings Ltd.	4,350	123,366
PMA Capital Corp., Class A*	1,400	5,838
Presidential Life Corp.	1,170	9,114
Principal Financial Group, Inc.	790	6,462
ProAssurance Corp.*	1,120	52,214
Protective Life Corp.	16,880	88,620
Reinsurance Group of America, Inc.	180	5,830
RLI Corp.	760	38,152
Safety Insurance Group, Inc.	1,810	56,255
SeaBright Insurance Holdings, Inc.*	3,010	31,485
Selective Insurance Group, Inc.	4,770	58,003
StanCorp Financial Group, Inc.	3,780	86,108
State Auto Financial Corp.	410	$7,216
Stewart Information Services Corp.	1,440	28,080
Transatlantic Holdings, Inc.	380	13,555
United America Indemnity Ltd., Class A*	3,350	13,467
United Fire & Casualty Co.	600	13,176
Unitrin, Inc.	6,100	85,278
Unum Group	2,200	27,500
W.R. Berkley Corp.	250	5,637
White Mountains Insurance Group Ltd.	30	5,157

		2,417,188

Real Estate Investment Trusts (REITs) (2.5%)
Acadia Realty Trust (REIT)	569	6,037
Agree Realty Corp. (REIT)	490	7,688
Alexander’s, Inc. (REIT)	30	5,111
Alexandria Real Estate Equities, Inc. (REIT)	1,260	45,864
American Campus Communities, Inc. (REIT)	470	8,159
Arbor Realty Trust, Inc. (REIT)	370	266
Ashford Hospitality Trust, Inc. (REIT)	5,310	8,177
Associated Estates Realty Corp. (REIT)	630	3,578
BioMed Realty Trust, Inc. (REIT)	5,330	36,084
Brandywine Realty Trust (REIT)	3,230	9,205
CapLease, Inc. (REIT)	1,730	3,408
CBL & Associates Properties, Inc. (REIT)	1,270	2,997
Cedar Shopping Centers, Inc. (REIT)	1,140	1,984
Colonial Properties Trust (REIT)	1,060	4,039
Corporate Office Properties Trust/Maryland (REIT)	1,148	28,505
DCT Industrial Trust, Inc. (REIT)	1,230	3,899
DiamondRock Hospitality Co. (REIT)	9,500	38,095
EastGroup Properties, Inc. (REIT)	1,470	41,263
Entertainment Properties Trust (REIT)	3,420	53,899
Equity Lifestyle Properties, Inc. (REIT)	360	13,716
Equity One, Inc. (REIT)	400	4,876
Extra Space Storage, Inc. (REIT)	8,290	45,678
FelCor Lodging Trust, Inc. (REIT)	7,880	10,717
First Industrial Realty Trust, Inc. (REIT)	4,730	11,589
First Potomac Realty Trust (REIT)	530	3,895
Glimcher Realty Trust (REIT)	530	742
Healthcare Realty Trust, Inc. (REIT)	3,950	59,210
Hersha Hospitality Trust (REIT)	1,130	2,147
Highwoods Properties, Inc. (REIT)	3,190	68,330
Home Properties, Inc. (REIT)	2,000	61,300
Inland Real Estate Corp. (REIT)	4,970	35,237
Kite Realty Group Trust (REIT)	2,410	5,905
LaSalle Hotel Properties (REIT)	3,320	19,389
Lexington Realty Trust (REIT)	4,140	9,853
LTC Properties, Inc. (REIT)	1,590	27,889
Medical Properties Trust, Inc. (REIT)	6,540	23,871
Mid-America Apartment Communities, Inc. (REIT)	1,980	61,043
National Health Investors, Inc. (REIT)	280	7,524
National Retail Properties, Inc. (REIT)	4,520	71,597

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Nationwide Health Properties, Inc. (REIT)	3,000	$66,570
Omega Healthcare Investors, Inc. (REIT)	3,080	43,366
Parkway Properties, Inc./Maryland (REIT)	1,320	13,596
Pennsylvania Real Estate Investment Trust (REIT)	2,580	9,159
Post Properties, Inc. (REIT)	540	5,476
Potlatch Corp. (REIT)	1,530	35,481
PS Business Parks, Inc. (REIT)	720	26,532
Ramco-Gershenson Properties Trust (REIT)	820	5,289
Realty Income Corp. (REIT)	2,560	48,179
Saul Centers, Inc. (REIT)	340	7,810
Senior Housing Properties Trust (REIT)	6,790	95,196
SL Green Realty Corp. (REIT)	6,480	69,984
Sovran Self Storage, Inc. (REIT)	1,560	31,325
Strategic Hotels & Resorts, Inc. (REIT)	3,710	2,560
Sunstone Hotel Investors, Inc. (REIT)	4,843	12,737
Tanger Factory Outlet Centers (REIT)	640	19,750
Taubman Centers, Inc. (REIT)	670	11,417
Universal Health Realty Income Trust (REIT)	60	1,754
Urstadt Biddle Properties, Inc. (REIT), Class A	140	1,879
Washington Real Estate Investment Trust (REIT)	1,520	26,296

		1,387,122

Real Estate Management & Development (0.3%)
Avatar Holdings, Inc.*	240	3,595
CB Richard Ellis Group, Inc., Class A*	6,720	27,082
Consolidated-Tomoka Land Co.	50	1,485
Forest City Enterprises, Inc., Class A	5,920	21,312
Forestar Group, Inc.*	2,100	16,065
Jones Lang LaSalle, Inc.	3,450	80,247
Tejon Ranch Co.*	70	1,447

		151,233

Thrifts & Mortgage Finance (0.7%)
Anchor Bancorp Wisconsin, Inc.	930	1,256
Bank Mutual Corp.	3,200	28,992
BankFinancial Corp.	150	1,495
Dime Community Bancshares, Inc.	5,280	49,526
Encore Bancshares, Inc.*	580	5,145
First Niagara Financial Group, Inc.	1,180	12,862
First Place Financial Corp./Ohio	470	1,579
Flagstar Bancorp, Inc.*	1,520	1,140
Flushing Financial Corp.	2,870	17,277
Hudson City Bancorp, Inc.	2,180	25,484
MGIC Investment Corp.	21,130	30,005
NewAlliance Bancshares, Inc.	1,050	12,327
OceanFirst Financial Corp.	490	5,008
Ocwen Financial Corp.*	6,980	79,781
PMI Group, Inc.	16,910	10,484
Provident Financial Services, Inc.	5,260	56,861
Provident New York Bancorp	3,330	28,472
Radian Group, Inc.	16,840	30,649
TierOne Corp.	710	1,519
Tree.com, Inc.*	134	619
TrustCo Bank Corp. NY/New York	590	3,552
WSFS Financial Corp.	420	$9,391

		413,424

Total Financials		7,374,391

Health Care (8.6%)
Biotechnology (1.8%)
Acorda Therapeutics, Inc.*	1,600	31,696
Alexion Pharmaceuticals, Inc.*	1,580	59,503
Allos Therapeutics, Inc.*	3,630	22,433
Alnylam Pharmaceuticals, Inc.*	960	18,279
Anadys Pharmaceuticals, Inc.*	700	4,753
ArQule, Inc.*	500	2,070
Array BioPharma, Inc.*	1,820	4,805
Celldex Therapeutics, Inc.*	1,030	6,705
Cepheid, Inc.*	1,370	9,453
Cubist Pharmaceuticals, Inc.*	4,920	80,491
CV Therapeutics, Inc.*	3,660	72,761
Dendreon Corp.*	1,870	7,854
Emergent Biosolutions, Inc.*	3,420	46,204
Enzon Pharmaceuticals, Inc.*	7,060	42,854
Facet Biotech Corp.*	2,494	23,693
Geron Corp.*	5,420	24,227
GTx, Inc.*	1,030	10,897
Human Genome Sciences, Inc.*	13,200	10,956
Immunogen, Inc.*	400	2,840
Incyte Corp.*	6,450	15,093
InterMune, Inc.*	850	13,974
Isis Pharmaceuticals, Inc.*	530	7,955
Ligand Pharmaceuticals, Inc., Class B*	2,410	7,182
MannKind Corp.*	2,260	7,865
Martek Biosciences Corp.*	3,350	61,138
Momenta Pharmaceuticals, Inc.*	4,640	51,086
Myriad Genetics, Inc.*	2,290	104,126
Nabi Biopharmaceuticals*	810	2,997
NPS Pharmaceuticals, Inc.*	1,230	5,166
OSI Pharmaceuticals, Inc.*	1,050	40,173
Osiris Therapeutics, Inc.*	1,520	20,976
PDL BioPharma, Inc.	10,350	73,278
Progenics Pharmaceuticals, Inc.*	2,530	16,673
Rigel Pharmaceuticals, Inc.*	2,100	12,894
RXi Pharmaceuticals Corp.*	348	1,771
Sangamo BioSciences, Inc.*	520	2,200
Savient Pharmaceuticals, Inc.*	9,500	47,025
Theravance, Inc.*	700	11,900
ZymoGenetics, Inc.*	2,340	9,337

		995,283

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.*	1,090	18,792
Align Technology, Inc.*	1,950	15,464
Analogic Corp.	3,250	104,065
AngioDynamics, Inc.*	1,270	14,275
Cardiac Science Corp.*	140	421
CONMED Corp.*	2,540	36,601
Cooper Cos., Inc.	460	12,162
CryoLife, Inc.*	5,910	30,614
Cyberonics, Inc.*	3,930	52,151
ev3, Inc.*	400	2,840
Exactech, Inc.*	1,180	13,558
Haemonetics Corp.*	200	11,016
Hill-Rom Holdings, Inc.	2,810	27,791
Immucor, Inc.*	230	5,785
Invacare Corp.	190	3,046
Inverness Medical Innovations, Inc.*	750	19,972
IRIS International, Inc.*	690	7,956
Kensey Nash Corp.*	2,860	60,832

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Kinetic Concepts, Inc.*	1,390	$29,357
Masimo Corp.*	210	6,086
Merit Medical Systems, Inc.*	3,710	45,299
Natus Medical, Inc.*	3,830	32,593
Orthofix International N.V.*	1,540	28,521
Palomar Medical Technologies, Inc.*	920	6,679
Quidel Corp.*	3,590	33,100
RTI Biologics, Inc.*	320	912
Sirona Dental Systems, Inc.*	480	6,874
Somanetics Corp.*	2,340	35,521
SonoSite, Inc.*	1,550	27,714
Spectranetics Corp.*	180	455
Stereotaxis, Inc.*	390	1,556
STERIS Corp.	5,850	136,188
Symmetry Medical, Inc.*	900	5,679
Synovis Life Technologies, Inc.*	1,640	22,698
Thoratec Corp.*	1,000	25,690
Varian Medical Systems, Inc.*	170	5,175
Vnus Medical Technologies, Inc.*	1,660	35,308
Volcano Corp.*	590	8,584
Zimmer Holdings, Inc.*	320	11,680
Zoll Medical Corp.*	3,390	48,680

		991,690

Health Care Providers & Services (3.4%)
Alliance HealthCare Services, Inc.*	3,580	24,344
Almost Family, Inc.*	450	8,591
AMERIGROUP Corp.*	5,350	147,339
AMN Healthcare Services, Inc.*	3,910	19,941
Assisted Living Concepts, Inc., Class A*	34	461
Brookdale Senior Living, Inc.	6,240	31,512
Catalyst Health Solutions, Inc.*	1,910	37,856
Centene Corp.*	7,760	139,835
Chemed Corp.	920	35,788
Chindex International, Inc.*	530	2,634
CIGNA Corp.	2,120	37,291
Community Health Systems, Inc.*	1,630	25,004
Corvel Corp.*	560	11,323
Coventry Health Care, Inc.*	1,840	23,810
Cross Country Healthcare, Inc.*	2,170	14,214
Ensign Group, Inc.	80	1,237
Gentiva Health Services, Inc.*	2,270	34,504
Hanger Orthopedic Group, Inc.*	4,190	55,517
Health Management Associates, Inc., Class A*	15,520	40,042
Health Net, Inc.*	5,110	73,993
HealthSouth Corp.*	390	3,463
Healthspring, Inc.*	7,600	63,612
Healthways, Inc.*	4,480	39,290
HMS Holdings Corp.*	900	29,610
Humana, Inc.*	230	5,998
inVentiv Health, Inc.*	4,310	35,170
Kindred Healthcare, Inc.*	7,720	115,414
Landauer, Inc.	1,420	71,966
LHC Group, Inc.*	830	18,492
LifePoint Hospitals, Inc.*	7,080	147,689
Lincare Holdings, Inc.*	3,330	72,594
MedCath Corp.*	1,590	11,559
MEDNAX, Inc.*	2,450	72,201
Molina Healthcare, Inc.*	3,100	58,962
MWI Veterinary Supply, Inc.*	310	8,829
Odyssey HealthCare, Inc.*	2,010	19,497
PharMerica Corp.*	5,000	83,200
Providence Service Corp.*	430	2,958
RehabCare Group, Inc.*	3,780	$65,923
Res-Care, Inc.*	2,230	32,469
Skilled Healthcare Group, Inc., Class A*	540	4,433
Sun Healthcare Group, Inc.*	830	7,005
Universal American Corp.*	3,880	32,864
Universal Health Services, Inc., Class B	160	6,134
WellCare Health Plans, Inc.*	7,620	85,725

		1,860,293

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.	3,560	36,632
Computer Programs & Systems, Inc.	320	10,647
IMS Health, Inc.	490	6,110
Omnicell, Inc.*	2,030	15,875

		69,264

Life Sciences Tools & Services (0.7%)
Albany Molecular Research, Inc.*	4,140	39,040
AMAG Pharmaceuticals, Inc.*	100	3,677
Bio-Rad Laboratories, Inc., Class A*	320	21,088
Bruker Corp.*	1,560	9,610
Charles River Laboratories International, Inc.*	200	5,442
Dionex Corp.*	780	36,855
Enzo Biochem, Inc.*	250	1,005
eResearchTechnology, Inc.*	5,550	29,193
Kendle International, Inc.*	460	9,642
Life Sciences Research, Inc.*	650	4,661
Luminex Corp.*	2,620	47,474
Medivation, Inc.*	2,430	44,396
Nektar Therapeutics*	1,670	9,001
PAREXEL International Corp.*	7,640	74,337
Pharmaceutical Product Development, Inc.	310	7,353
Sequenom, Inc.*	1,780	25,312
Techne Corp.	110	6,018
Varian, Inc.*	1,550	36,797

		410,901

Pharmaceuticals (0.8%)
Adolor Corp.*	4,690	9,568
Akorn, Inc.*	500	430
Auxilium Pharmaceuticals, Inc.*	1,830	50,728
BioMimetic Therapeutics, Inc.*	470	3,337
CPEX Pharmaceuticals, Inc.*	30	219
Cypress Bioscience, Inc.*	1,450	10,310
Durect Corp.*	330	736
Endo Pharmaceuticals Holdings, Inc.*	340	6,011
Forest Laboratories, Inc.*	1,650	36,234
King Pharmaceuticals, Inc.*	290	2,050
KV Pharmaceutical Co., Class A*	770	1,271
Medicines Co.*	260	2,818
Medicis Pharmaceutical Corp., Class A	6,880	85,106
MiddleBrook Pharmaceuticals, Inc.*	1,840	2,502
Noven Pharmaceuticals, Inc.*	4,140	39,247
Obagi Medical Products, Inc.*	100	538
Optimer Pharmaceuticals, Inc.*	490	6,463
Pain Therapeutics, Inc.*	2,910	12,222
Par Pharmaceutical Cos., Inc.*	1,220	11,553
Pozen, Inc.*	1,750	10,710
Questcor Pharmaceuticals, Inc.*	3,260	16,039
Salix Pharmaceuticals Ltd.*	2,210	20,995
Valeant Pharmaceuticals International*	3,090	54,971

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
ViroPharma, Inc.*	1,230	$6,458
Vivus, Inc.*	5,320	22,982

		413,498

Total Health Care		4,740,929

Industrials (19.2%)
Aerospace & Defense (1.4%)
AAR Corp.*	2,340	29,344
Aerovironment, Inc.*	150	3,135
Argon ST, Inc.*	1,740	33,008
BE Aerospace, Inc.*	10,980	95,197
Ceradyne, Inc.*	6,630	120,202
Cubic Corp.	2,650	67,124
Ducommun, Inc.	3,600	52,344
DynCorp International, Inc., Class A*	3,710	49,454
Esterline Technologies Corp.*	6,150	124,168
GenCorp, Inc.*	5,050	10,706
Goodrich Corp.	680	25,765
Herley Industries, Inc.*	250	2,990
Ladish Co., Inc.*	730	5,300
Precision Castparts Corp.	610	36,539
Taser International, Inc.*	3,120	14,602
Triumph Group, Inc.	3,010	114,982

		784,860

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	1,030	793
Atlas Air Worldwide Holdings, Inc.*	3,780	65,583
Pacer International, Inc.	9,220	32,270
UTi Worldwide, Inc.	1,130	13,503

		112,149

Airlines (0.4%)
Continental Airlines, Inc., Class B*	2,020	17,796
Hawaiian Holdings, Inc.*	9,180	34,241
Republic Airways Holdings, Inc.*	7,560	48,989
SkyWest, Inc.	8,390	104,372
Southwest Airlines Co.	980	6,203
U.S. Airways Group, Inc.*	9,320	23,580

		235,181

Building Products (1.2%)
AAON, Inc.	2,690	48,743
American Woodmark Corp.	1,010	17,736
Ameron International Corp.	2,240	117,958
Apogee Enterprises, Inc.	6,500	71,370
Armstrong World Industries, Inc.*	5,550	61,105
Gibraltar Industries, Inc.	8,650	40,828
Griffon Corp.*	4,086	30,645
Insteel Industries, Inc.	5,650	39,324
Lennox International, Inc.	660	17,464
NCI Building Systems, Inc.*	5,320	11,810
Owens Corning, Inc.*	2,190	19,798
Quanex Building Products Corp.	8,640	65,664
Trex Co., Inc.*	3,560	27,163
Universal Forest Products, Inc.	3,560	94,732
USG Corp.*	1,030	7,838

		672,178

Commercial Services & Supplies (2.5%)
ACCO Brands Corp.*	4,350	4,263
American Ecology Corp.	3,990	55,621
American Reprographics Co.*	5,810	20,567
Amrep Corp.*	170	2,669
ATC Technology Corp.*	2,710	30,352
Bowne & Co., Inc.	4,209	13,511
Brink’s Co.	1,260	33,340
Casella Waste Systems, Inc., Class A*	1,070	1,830
Cenveo, Inc.*	5,820	$18,915
Comfort Systems USA, Inc.	9,150	94,885
Consolidated Graphics, Inc.*	4,470	56,858
Copart, Inc.*	720	21,355
Cornell Cos., Inc.*	2,310	37,815
Courier Corp.	436	6,614
Deluxe Corp.	13,290	127,983
EnergySolutions, Inc.	4,570	39,530
EnerNOC, Inc.*	260	3,780
Ennis, Inc.	2,630	23,302
Fuel Tech, Inc.*	190	1,987
G&K Services, Inc., Class A	2,300	43,493
Herman Miller, Inc.	12,190	129,945
HNI Corp.	8,510	88,504
Interface, Inc., Class A	16,590	49,604
Kimball International, Inc., Class B	2,380	15,613
Knoll, Inc.	6,680	40,948
M&F Worldwide Corp.*	590	6,909
McGrath RentCorp	1,010	15,917
Metalico, Inc.*	3,710	6,307
PRG-Schultz International, Inc.*	140	398
R.R. Donnelley & Sons Co.	4,450	32,618
Schawk, Inc.	2,790	16,852
Standard Parking Corp.*	490	8,036
Standard Register Co.	4,970	22,763
Steelcase, Inc., Class A	22,960	115,030
Sykes Enterprises, Inc.*	2,060	34,258
Team, Inc.*	2,180	25,550
United Stationers, Inc.*	2,030	57,002
Viad Corp.	4,930	69,612
Waste Services, Inc.*	1,060	4,537

		1,379,073

Construction & Engineering (1.5%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	8,580	53,797
Dycom Industries, Inc.*	12,730	73,707
EMCOR Group, Inc.*	10,880	186,810
Fluor Corp.	270	9,328
Furmanite Corp.*	830	2,581
Granite Construction, Inc.	1,240	46,475
Insituform Technologies, Inc., Class A*	2,740	42,854
Integrated Electrical Services, Inc.*	1,780	16,233
Layne Christensen Co.*	1,820	29,247
MasTec, Inc.*	6,590	79,673
Michael Baker Corp.*	2,000	52,000
Northwest Pipe Co.*	2,010	57,225
Orion Marine Group, Inc.*	660	8,646
Perini Corp.*	9,810	120,663
Pike Electric Corp.*	3,730	34,502
Shaw Group, Inc.*	1,080	29,603

		843,344

Electrical Equipment (1.9%)
A. O. Smith Corp.	3,580	90,144
Acuity Brands, Inc.	6,590	148,539
Advanced Battery Technologies, Inc.*	690	1,477
AZZ, Inc.*	1,750	46,183
Baldor Electric Co.	9,400	136,206
Belden, Inc.	10,580	132,356
Brady Corp., Class A	1,910	33,673
C&D Technologies, Inc.*	1,870	3,460
Day4 Energy, Inc.*	7,000	3,609
Encore Wire Corp.	4,040	86,577
EnerSys*	3,400	41,208

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
FuelCell Energy, Inc.*	2,190	$5,256
Fushi Copperweld, Inc.*	210	1,008
GrafTech International Ltd.*	25,210	155,294
Hubbell, Inc., Class B	470	12,671
LSI Industries, Inc.	1,570	8,117
Plug Power, Inc.*	410	357
Polypore International, Inc.*	1,390	5,588
Powell Industries, Inc.*	2,250	79,447
Thomas & Betts Corp.*	770	19,265
Valence Technology, Inc.*	4,770	10,160
Vicor Corp.	1,850	9,046
Woodward Governor Co.	1,280	14,310

		1,043,951

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	1,720	35,742
Standex International Corp.	990	9,108
Textron, Inc.	2,920	16,761
Tredegar Corp.	5,810	94,877

		156,488

Machinery (5.1%)
3D Systems Corp.*	60	395
Actuant Corp., Class A	8,540	88,218
AGCO Corp.*	1,240	24,304
Altra Holdings, Inc.*	3,990	15,481
American Railcar Industries, Inc.	330	2,518
Ampco-Pittsburgh Corp.	2,780	36,863
Badger Meter, Inc.	3,100	89,559
Barnes Group, Inc.	8,110	86,696
Blount International, Inc.*	7,220	33,356
Briggs & Stratton Corp.	5,280	87,120
Bucyrus International, Inc.	320	4,858
Cascade Corp.	1,030	18,159
Chart Industries, Inc.*	8,590	67,689
CIRCOR International, Inc.	4,480	100,890
Colfax Corp.*	2,700	18,549
Columbus McKinnon Corp.*	5,880	51,274
Commercial Vehicle Group, Inc.*	330	181
Crane Co.	3,140	53,003
Cummins, Inc.	1,980	50,391
Dover Corp.	1,240	32,711
Dynamic Materials Corp.	580	5,313
Energy Recovery, Inc.*	240	1,824
EnPro Industries, Inc.*	5,580	95,418
Federal Signal Corp.	10,220	53,859
Force Protection, Inc.*	2,390	11,472
Gardner Denver, Inc.*	9,360	203,486
Gorman-Rupp Co.	2,895	57,321
Graco, Inc.	1,710	29,190
Graham Corp.	1,250	11,212
Greenbrier Cos., Inc.	590	2,159
Harsco Corp.	1,730	38,354
Hurco Cos., Inc.*	490	5,209
Ingersoll-Rand Co., Ltd., Class A	2,210	30,498
John Bean Technologies Corp.	1,660	17,364
Kadant, Inc.*	3,330	38,362
Kennametal, Inc.	6,980	113,146
K-Tron International, Inc.*	140	8,494
L.B. Foster Co., Class A*	1,590	39,480
Lincoln Electric Holdings, Inc.	1,010	32,007
Lindsay Corp.	890	24,030
Lydall, Inc.*	1,590	4,722
Manitowoc Co., Inc.	20,120	65,792
McCoy Corp.	3,100	1,992
Met-Pro Corp.	230	1,874
Mueller Industries, Inc.	5,800	$125,802
Mueller Water Products, Inc., Class A	16,340	53,922
NACCO Industries, Inc., Class A	790	21,472
Navistar International Corp.*	1,120	37,475
NN, Inc.	1,160	1,462
Nordson Corp.	880	25,018
Oshkosh Corp.	17,820	120,107
Parker Hannifin Corp.	560	19,029
RBC Bearings, Inc.*	110	1,681
Robbins & Myers, Inc.	6,650	100,881
Sauer-Danfoss, Inc.	3,950	9,638
Sun Hydraulics Corp.	4,350	63,553
Tecumseh Products Co., Class A*	4,330	19,572
Tennant Co.	1,490	13,961
Terex Corp.*	4,820	44,585
Thermadyne Holdings Corp.*	580	1,230
Timken Co.	10,610	148,116
Titan International, Inc.	11,147	56,069
Toro Co.	5,630	136,133
Trimas Corp.*	60	105
Trinity Industries, Inc.	7,690	70,287
Twin Disc, Inc.	430	2,976
Wabash National Corp.	4,350	5,350
Wabtec Corp.	200	5,276
Watts Water Technologies, Inc., Class A	550	10,758
Xerium Technologies, Inc.*	3,500	2,345

		2,851,596

Marine (0.6%)
American Commercial Lines, Inc.*	9,240	29,291
Eagle Bulk Shipping, Inc.	3,700	15,725
Excel Maritime Carriers Ltd.	2,770	12,520
Genco Shipping & Trading Ltd.	6,480	79,963
Horizon Lines, Inc., Class A	1,160	3,515
Kirby Corp.*	2,750	73,260
Safe Bulkers, Inc.	5,960	18,834
Star Bulk Carriers Corp.	5,678	12,605
TBS International Ltd., Class A*	7,710	56,668
Ultrapetrol Bahamas Ltd.*	240	648

		303,029

Professional Services (2.3%)
Acacia Research Corp. - Acacia Technologies*	1,480	6,038
Administaff, Inc.	2,580	54,515
Advisory Board Co.*	480	7,958
CBIZ, Inc.*	8,330	58,060
CDI Corp.	6,100	59,292
COMSYS IT Partners, Inc.*	890	1,967
Corporate Executive Board Co.	1,140	16,530
CoStar Group, Inc.*	1,870	56,568
CRA International, Inc.*	2,300	43,424
Equifax, Inc.	850	20,783
Exponent, Inc.*	3,880	98,280
First Advantage Corp., Class A*	1,630	22,461
Heidrick & Struggles International, Inc.	2,480	43,995
Hill International, Inc.*	4,390	13,346
Hudson Highland Group, Inc.*	2,860	3,175
ICF International, Inc.*	1,550	35,603
Kelly Services, Inc., Class A	4,990	40,169
Kforce, Inc.*	3,020	21,231
Korn/Ferry International*	10,620	96,217
Manpower, Inc.	1,280	40,358
Monster Worldwide, Inc.*	9,050	73,758

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
MPS Group, Inc.*	24,720	$147,084
On Assignment, Inc.*	3,770	10,217
Resources Connection, Inc.*	8,810	132,855
Robert Half International, Inc.	330	5,884
School Specialty, Inc.*	2,720	47,845
Spherion Corp.*	5,680	11,814
TrueBlue, Inc.*	12,250	101,063
Volt Information Sciences, Inc.*	830	5,520

		1,276,010

Road & Rail (0.7%)
Amerco, Inc.*	440	14,753
Arkansas Best Corp.	5,610	106,702
Avis Budget Group, Inc.*	22,370	20,357
Celadon Group, Inc.*	1,510	8,381
Hertz Global Holdings, Inc.*	13,760	54,077
Marten Transport Ltd.*	3,690	68,929
Ryder System, Inc.	730	20,666
Werner Enterprises, Inc.	5,060	76,507
YRC Worldwide, Inc.*	1,400	6,286

		376,658

Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	3,790	63,937
Beacon Roofing Supply, Inc.*	5,570	74,582
BlueLinx Holdings, Inc.*	350	914
DXP Enterprises, Inc.*	1,050	10,847
GATX Corp.	2,150	43,494
H&E Equipment Services, Inc.*	3,370	22,073
Houston Wire & Cable Co.	4,190	32,473
Interline Brands, Inc.*	680	5,732
Kaman Corp.	460	5,768
Rush Enterprises, Inc., Class A*	6,380	56,910
TAL International Group, Inc.	280	2,050
Textainer Group Holdings Ltd.	890	6,008
Titan Machinery, Inc.*	190	1,708
United Rentals, Inc.*	16,044	67,545
Watsco, Inc.	550	18,717
WESCO International, Inc.*	10,560	191,347

		604,105

Transportation Infrastructure (0.0%)
CAI International, Inc.*	3,220	9,113

Total Industrials		10,647,735

Information Technology (23.1%)
Communications Equipment (3.4%)
3Com Corp.*	43,970	135,867
Acme Packet, Inc.*	3,060	18,574
ADC Telecommunications, Inc.*	3,400	14,926
ADTRAN, Inc.	4,790	77,646
Aruba Networks, Inc.*	560	1,758
Avocent Corp.*	10,970	133,176
Bel Fuse, Inc., Class A	100	1,243
BigBand Networks, Inc.*	2,990	19,585
Black Box Corp.	1,590	37,540
Blue Coat Systems, Inc.*	1,630	19,576
Brocade Communications Systems, Inc.*	38,860	134,067
Ciena Corp.*	13,840	107,675
Cogo Group, Inc.*	880	5,878
CommScope, Inc.*	8,850	100,536
Digi International, Inc.*	2,180	16,721
EchoStar Corp., Class A*	1,050	15,572
EMS Technologies, Inc.*	2,830	49,412
Emulex Corp.*	20,020	100,701
Extreme Networks, Inc.*	2,310	$3,511
Finisar Corp.*	10,780	4,743
Harris Stratex Networks, Inc., Class A*	1,630	6,276
Hughes Communications, Inc.*	460	5,534
InterDigital, Inc.*	5,170	133,489
Ixia*	6,230	32,209
JDS Uniphase Corp.*	42,250	137,313
Loral Space & Communications, Inc.*	40	854
NETGEAR, Inc.*	1,140	13,737
Oplink Communications, Inc.*	670	5,159
Parkervision, Inc.*	1,590	2,687
Performance Technologies, Inc.*	190	492
Plantronics, Inc.	10,840	130,839
Polycom, Inc.*	2,350	36,167
Powerwave Technologies, Inc.*	23,830	14,155
SeaChange International, Inc.*	3,270	18,704
ShoreTel, Inc.*	1,270	5,474
Sonus Networks, Inc.*	9,370	14,711
Starent Networks Corp.*	3,270	51,699
Symmetricom, Inc.*	130	455
Tekelec*	5,960	78,851
Tellabs, Inc.*	33,380	152,880
UTStarcom, Inc.*	13,130	10,241
ViaSat, Inc.*	1,420	29,564

		1,880,197

Computers & Peripherals (1.7%)
3PAR, Inc.*	2,060	13,534
Adaptec, Inc.*	11,030	26,472
Avid Technology, Inc.*	4,620	42,227
Electronics for Imaging, Inc.*	7,210	70,658
Hutchinson Technology, Inc.*	1,010	2,626
Hypercom Corp.*	170	163
Imation Corp.	4,200	32,130
Intermec, Inc.*	560	5,824
Lexmark International, Inc., Class A*	460	7,760
NCR Corp.*	2,070	16,456
Netezza Corp.*	4,290	29,172
Novatel Wireless, Inc.*	1,500	8,430
QLogic Corp.*	16,500	183,480
Rackable Systems, Inc.*	1,100	4,466
Seagate Technology	10,610	63,766
STEC, Inc.*	9,580	70,605
Sun Microsystems, Inc.*	8,130	59,512
Synaptics, Inc.*	5,825	155,877
Teradata Corp.*	1,140	18,491
Western Digital Corp.*	7,000	135,380
Xyratex Ltd.*	1,400	3,080

		950,109

Electronic Equipment, Instruments & Components (3.8%)
Agilent Technologies, Inc.*	3,190	49,030
Agilysys, Inc.	470	2,021
Amphenol Corp., Class A	990	28,205
Anixter International, Inc.*	3,950	125,136
Arrow Electronics, Inc.*	5,570	106,164
Avnet, Inc.*	620	10,856
AVX Corp.	520	4,722
Benchmark Electronics, Inc.*	16,300	182,560
Brightpoint, Inc.*	8,000	34,240
Checkpoint Systems, Inc.*	340	3,050
China Security & Surveillance Technology, Inc.*	2,090	8,026
Cogent, Inc.*	880	10,472
Cognex Corp.	3,180	42,453

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Coherent, Inc.*	3,570	$61,582
CPI International, Inc.*	10	94
CTS Corp.	7,420	26,786
Daktronics, Inc.	3,430	22,466
Dolby Laboratories, Inc., Class A*	170	5,799
DTS, Inc.*	2,920	70,255
Echelon Corp.*	610	4,935
Electro Scientific Industries, Inc.*	2,630	15,570
FARO Technologies, Inc.*	310	4,166
Gerber Scientific, Inc.*	950	2,270
Ingram Micro, Inc., Class A*	2,790	35,266
Insight Enterprises, Inc.*	5,670	17,350
IPG Photonics Corp.*	530	4,463
Itron, Inc.*	270	12,785
Jabil Circuit, Inc.	16,810	93,464
L-1 Identity Solutions, Inc.*	1,270	6,490
Littelfuse, Inc.*	3,390	37,256
Maxwell Technologies, Inc.*	480	3,336
Measurement Specialties, Inc.*	30	123
Methode Electronics, Inc.	9,020	32,292
Molex, Inc.	2,380	32,701
MTS Systems Corp.	1,890	42,997
Multi-Fineline Electronix, Inc.*	5,210	87,736
Nam Tai Electronics, Inc.	1,480	5,506
Newport Corp.*	2,960	13,083
OSI Systems, Inc.*	2,580	39,371
Park Electrochemical Corp.	2,290	39,571
PC Connection, Inc.*	650	2,470
Plexus Corp.*	4,940	68,271
RadiSys Corp.*	350	2,121
Rofin-Sinar Technologies, Inc.*	6,770	109,132
Rogers Corp.*	900	16,992
Sanmina-SCI Corp.*	39,620	12,084
Scansource, Inc.*	3,560	66,145
SYNNEX Corp.*	6,030	118,610
Tech Data Corp.*	7,460	162,479
Technitrol, Inc.	6,000	10,260
Trimble Navigation Ltd.*	1,050	16,044
TTM Technologies, Inc.*	13,370	77,546
Tyco Electronics Ltd.	530	5,851
Universal Display Corp.*	40	367
Vishay Intertechnology, Inc.*	32,520	113,170
Zygo Corp.*	160	734

		2,106,924

Internet Software & Services (2.1%)
Akamai Technologies, Inc.*	1,850	35,890
Art Technology Group, Inc.*	8,200	20,910
AsiaInfo Holdings, Inc.*	4,790	80,712
comScore, Inc.*	680	8,221
DealerTrack Holdings, Inc.*	850	11,135
Digital River, Inc.*	4,460	132,997
EarthLink, Inc.*	11,650	76,540
Imergent, Inc.	1,170	5,265
Internap Network Services Corp.*	400	1,076
j2 Global Communications, Inc.*	5,340	116,893
Knot, Inc.*	890	7,298
Limelight Networks, Inc.*	140	469
Liquidity Services, Inc.*	340	2,377
LoopNet, Inc.*	3,210	19,517
Marchex, Inc., Class B	3,730	12,831
MercadoLibre, Inc.*	830	15,397
ModusLink Global Solutions, Inc.*	3,430	8,884
Move, Inc.*	2,540	3,683
NaviSite, Inc.*	1,090	436
NIC, Inc.	3,280	$17,056
Open Text Corp.*	2,930	100,909
Perficient, Inc.*	730	3,942
RealNetworks, Inc.*	2,910	6,780
S1 Corp.*	12,090	62,264
SAVVIS, Inc.*	280	1,733
Sohu.com, Inc.*	1,200	49,572
SonicWALL, Inc.*	7,790	34,743
Soundbite Communications, Inc.*	1,370	1,986
TheStreet.com, Inc.	1,650	3,250
United Online, Inc.	10,720	47,811
ValueClick, Inc.*	17,890	152,244
Vignette Corp.*	4,590	30,661
VistaPrint Ltd.*	2,150	59,104
Vocus, Inc.*	2,010	26,713
Zix Corp.*	1,170	1,205

		1,160,504

IT Services (2.4%)
Acxiom Corp.	18,390	136,086
CIBER, Inc.*	17,839	48,700
Cognizant Technology Solutions Corp., Class A*	270	5,613
Computer Sciences Corp.*	520	19,157
Convergys Corp.*	26,840	216,867
CSG Systems International, Inc.*	5,920	84,538
Euronet Worldwide, Inc.*	1,130	14,758
ExlService Holdings, Inc.*	1,360	11,723
Fiserv, Inc.*	160	5,834
Forrester Research, Inc.*	1,420	29,195
Gartner, Inc.*	5,560	61,216
Global Cash Access Holdings, Inc.*	6,530	24,945
Hackett Group, Inc.*	380	768
Heartland Payment Systems, Inc.	3,850	25,448
Hewitt Associates, Inc., Class A*	540	16,070
iGATE Corp.	3,340	10,822
infoGROUP, Inc.*	1,730	7,197
Integral Systems, Inc.*	3,950	33,970
Mastech Holdings, Inc.*	53	107
NCI, Inc., Class A*	360	9,360
Ness Technologies, Inc.*	2,080	6,136
NeuStar, Inc., Class A*	5,860	98,155
Online Resources Corp.*	110	463
Perot Systems Corp., Class A*	9,260	119,269
RightNow Technologies, Inc.*	6,140	46,480
Sapient Corp.*	20,440	91,367
Syntel, Inc.	850	17,493
TeleTech Holdings, Inc.*	10,950	119,245
Total System Services, Inc.	1,290	17,815
Unisys Corp.*	29,800	15,794
VeriFone Holdings, Inc.*	2,270	15,436
Wright Express Corp.*	120	2,186

		1,312,213

Office Electronics (0.2%)
Xerox Corp.	4,880	22,204
Zebra Technologies Corp., Class A*	2,950	56,109

		78,313

Semiconductors & Semiconductor Equipment (6.0%)
Actel Corp.*	4,810	48,677
Advanced Analogic Technologies, Inc.*	230	828
Advanced Energy Industries, Inc.*	8,940	67,318
Amkor Technology, Inc.*	39,290	105,297
Analog Devices, Inc.	1,140	21,968
Applied Micro Circuits Corp.*	11,690	56,813

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Atmel Corp.*	37,690	$136,815
ATMI, Inc.*	6,790	104,770
Broadcom Corp., Class A*	2,460	49,151
Brooks Automation, Inc.*	11,390	52,508
Cabot Microelectronics Corp.*	4,550	109,337
Cavium Networks, Inc.*	1,810	20,887
Cirrus Logic, Inc.*	12,130	45,609
Cohu, Inc.	1,900	13,680
Conexant Systems, Inc.*	1,760	1,144
Cymer, Inc.*	480	10,685
Diodes, Inc.*	1,640	17,400
DSP Group, Inc.*	1,600	6,912
Entegris, Inc.*	31,020	26,677
Exar Corp.*	4,460	27,830
Fairchild Semiconductor International, Inc.*	29,960	111,751
FEI Co.*	700	10,801
Integrated Device Technology, Inc.*	35,570	161,843
Intellon Corp.*	1,460	3,212
International Rectifier Corp.*	5,300	71,603
Intersil Corp., Class A	3,350	38,525
IXYS Corp.	2,750	22,165
Kulicke & Soffa Industries, Inc.*	1,990	5,214
Lattice Semiconductor Corp.*	21,230	29,297
LSI Corp.*	19,950	60,648
Marvell Technology Group Ltd.*	3,370	30,869
Mattson Technology, Inc.*	1,090	917
MEMC Electronic Materials, Inc.*	2,450	40,401
Micrel, Inc.	11,120	78,285
Micron Technology, Inc.*	1,600	6,496
Microsemi Corp.*	420	4,872
Microtune, Inc.*	1,450	2,639
MKS Instruments, Inc.*	10,940	160,490
Monolithic Power Systems, Inc.*	5,190	80,445
National Semiconductor Corp.	1,550	15,918
Netlogic Microsystems, Inc.*	880	24,182
Novellus Systems, Inc.*	3,850	64,025
NVIDIA Corp.*	3,070	30,270
OmniVision Technologies, Inc.*	9,660	64,915
ON Semiconductor Corp.*	7,740	30,186
Pericom Semiconductor Corp.*	8,720	63,743
PMC-Sierra, Inc.*	17,300	110,374
RF Micro Devices, Inc.*	31,710	42,174
Rudolph Technologies, Inc.*	530	1,606
Semtech Corp.*	6,610	88,243
Sigma Designs, Inc.*	1,240	15,426
Silicon Image, Inc.*	18,580	44,592
Silicon Laboratories, Inc.*	2,770	73,128
Silicon Storage Technology, Inc.*	5,840	9,636
Skyworks Solutions, Inc.*	26,560	214,074
Standard Microsystems Corp.*	2,340	43,524
Supertex, Inc.*	1,980	45,738
Techwell, Inc.*	610	3,849
Teradyne, Inc.*	35,420	155,140
Tessera Technologies, Inc.*	1,540	20,590
TriQuint Semiconductor, Inc.*	10,300	25,441
Ultra Clean Holdings, Inc.*	380	407
Ultratech, Inc.*	5,830	72,817
Varian Semiconductor Equipment Associates, Inc.*	4,170	90,322
Veeco Instruments, Inc.*	8,230	54,894
Verigy Ltd.*	3,710	30,608
Volterra Semiconductor Corp.*	5,880	49,627
Zoran Corp.*	1,880	$16,544

		3,346,772

Software (3.5%)
ACI Worldwide, Inc.*	440	8,250
Advent Software, Inc.*	860	28,647
ArcSight, Inc.*	110	1,405
Aspen Technology, Inc.*	9,380	65,566
Autodesk, Inc.*	2,050	34,460
Blackbaud, Inc.	400	4,644
Bottomline Technologies, Inc.*	950	6,251
Cadence Design Systems, Inc.*	20,510	86,142
Commvault Systems, Inc.*	60	658
Compuware Corp.*	7,360	48,502
Double-Take Software, Inc.*	800	5,408
Epicor Software Corp.*	580	2,210
EPIQ Systems, Inc.*	1,690	30,471
FactSet Research Systems, Inc.	390	19,496
Fair Isaac Corp.	11,260	158,428
FalconStor Software, Inc.*	1,230	2,940
i2 Technologies, Inc.*	560	4,424
Interactive Intelligence, Inc.*	1,200	10,872
JDA Software Group, Inc.*	4,830	55,786
Kenexa Corp.*	2,410	12,990
Lawson Software, Inc.*	1,560	6,630
Manhattan Associates, Inc.*	4,440	76,901
Mentor Graphics Corp.*	12,160	53,990
Micros Systems, Inc.*	3,680	69,000
MicroStrategy, Inc., Class A*	1,380	47,182
MSC.Software Corp.*	1,090	6,148
Net 1 UEPS Technologies, Inc.*	9,400	142,974
NetScout Systems, Inc.*	2,090	14,964
Parametric Technology Corp.*	13,590	135,628
Pegasystems, Inc.	210	3,900
Phoenix Technologies Ltd.*	370	599
Progress Software Corp.*	3,410	59,198
PROS Holdings, Inc.*	310	1,441
Quest Software, Inc.*	7,360	93,325
Radiant Systems, Inc.*	3,850	16,979
Smith Micro Software, Inc.*	1,020	5,335
Solera Holdings, Inc.*	320	7,930
SPSS, Inc.*	1,680	47,762
Sybase, Inc.*	810	24,535
Symyx Technologies, Inc.*	770	3,426
Synchronoss Technologies, Inc.*	3,180	38,987
Synopsys, Inc.*	680	14,096
Take-Two Interactive Software, Inc.*	10,620	88,677
Taleo Corp., Class A*	3,440	40,661
TIBCO Software, Inc.*	33,270	195,295
Tyler Technologies, Inc.*	3,950	57,789
Ultimate Software Group, Inc.*	1,060	18,296
Wind River Systems, Inc.*	12,600	80,640

		1,939,838

Total Information Technology		12,774,870

Materials (5.3%)
Chemicals (2.4%)
A. Schulman, Inc.	3,620	49,051
Ashland, Inc.	14,181	146,490
Balchem Corp.	750	18,848
Cabot Corp.	2,430	25,539
CF Industries Holdings, Inc.	520	36,988
Cytec Industries, Inc.	3,220	48,364
Eastman Chemical Co.	480	12,864
Ferro Corp.	8,170	11,683
GenTek, Inc.*	210	3,673

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
H.B. Fuller Co.	5,570	$72,410
ICO, Inc.*	3,010	6,201
Innophos Holdings, Inc.	3,490	39,367
Innospec, Inc.	3,970	14,967
Koppers Holdings, Inc.	3,870	56,192
Landec Corp.*	2,240	12,477
LSB Industries, Inc.*	2,790	27,593
Minerals Technologies, Inc.	1,570	50,319
NewMarket Corp.	2,080	92,144
Nova Chemicals Corp.	13,050	75,168
Olin Corp.	8,020	114,445
OM Group, Inc.*	5,160	99,691
Penford Corp.	140	508
PolyOne Corp.*	15,750	36,383
Quaker Chemical Corp.	1,660	13,180
Rockwood Holdings, Inc.*	5,920	47,005
ShengdaTech, Inc.*	40	124
Spartech Corp.	4,240	10,430
Stepan Co.	960	26,208
Terra Industries, Inc.	3,410	95,787
Valhi, Inc.	280	2,626
Valspar Corp.	2,330	46,530
W.R. Grace & Co.*	180	1,138
Zep, Inc.	4,115	42,096
Zoltek Cos., Inc.*	3,860	26,287

		1,362,776

Construction Materials (0.1%)
Headwaters, Inc.*	10,060	31,589
Texas Industries, Inc.	530	13,250

		44,839

Containers & Packaging (0.5%)
Bway Holding Co.*	220	1,736
Myers Industries, Inc.	4,500	27,630
Packaging Corp. of America	1,480	19,270
Rock-Tenn Co., Class A	730	19,746
Sealed Air Corp.	800	11,040
Sonoco Products Co.	1,060	22,239
Temple-Inland, Inc.	29,390	157,824

		259,485

Metals & Mining (2.0%)
A.M. Castle & Co.	4,310	38,445
AK Steel Holding Corp.	15,840	112,781
Allegheny Technologies, Inc.	1,840	40,351
Amerigo Resources Ltd.	8,800	2,024
Brush Engineered Materials, Inc.*	4,590	63,663
Carpenter Technology Corp.	8,930	126,092
Century Aluminum Co.*	10,810	22,809
Cliffs Natural Resources, Inc.	640	11,622
Commercial Metals Co.	610	7,045
Farallon Resources Ltd.*	9,900	1,374
General Steel Holdings, Inc.*	1,530	4,024
Haynes International, Inc.*	2,660	47,401
Hecla Mining Co.*	9,070	18,140
Horsehead Holding Corp.*	860	4,730
Kaiser Aluminum Corp.	1,140	26,357
Olympic Steel, Inc.	3,830	58,101
Redcorp Ventures Ltd.*	46,400	368
Reliance Steel & Aluminum Co.	3,390	89,259
RTI International Metals, Inc.*	7,110	83,187
Schnitzer Steel Industries, Inc., Class A	4,520	141,883
Sims Metal Management Ltd. (ADR)	6,240	74,381
Stillwater Mining Co.*	7,290	26,973
Sutor Technology Group Ltd.*	140	196
Titanium Metals Corp.	4,670	$25,545
United States Steel Corp.	600	12,678
Universal Stainless & Alloy Products, Inc.*	470	4,545
Worthington Industries, Inc.	6,290	54,786

		1,098,760

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	5,020	10,693
Clearwater Paper Corp.*	418	3,356
Deltic Timber Corp.	150	5,911
Domtar Corp.*	24,570	23,341
Glatfelter	5,300	33,072
Louisiana-Pacific Corp.	9,370	20,895
MeadWestvaco Corp.	910	10,911
Mercer International, Inc.*	1,210	799
Neenah Paper, Inc.	1,190	4,320
Schweitzer-Mauduit International, Inc.	1,120	20,675
Verso Paper Corp.	370	237
Wausau Paper Corp.	7,820	41,133
Weyerhaeuser Co.	210	5,790

		181,133

Total Materials		2,946,993

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.3%)
Alaska Communications Systems Group, Inc.	2,140	14,338
Atlantic Tele-Network, Inc.	1,700	32,606
Cbeyond, Inc.*	1,880	35,400
CenturyTel, Inc.	210	5,905
Cincinnati Bell, Inc.*	46,280	106,444
Cogent Communications Group, Inc.*	6,040	43,488
Embarq Corp.	1,000	37,850
General Communication, Inc., Class A*	1,200	8,016
Global Crossing Ltd.*	1,800	12,600
Iowa Telecommunications Services, Inc.	3,810	43,663
NTELOS Holdings Corp.	5,030	91,244
PAETEC Holding Corp.*	980	1,411
Premiere Global Services, Inc.*	17,320	152,762
Qwest Communications International, Inc.	2,290	7,832
tw telecom, Inc.*	17,250	150,938

		744,497

Wireless Telecommunication Services (0.6%)
Centennial Communications Corp.*	17,480	144,385
ICO Global Communications Holdings Ltd.*	910	319
iPCS, Inc.*	1,710	16,604
NII Holdings, Inc.*	990	14,850
Syniverse Holdings, Inc.*	5,800	91,408
Telephone & Data Systems, Inc.	550	14,581
U.S. Cellular Corp.*	630	21,004
USA Mobility, Inc.	2,630	24,222

		327,373

Total Telecommunication Services		1,071,870

Utilities (0.3%)
Gas Utilities (0.0%)
Laclede Group, Inc.	300	11,694

Independent Power Producers & Energy Traders (0.0%)
Canadian Hydro Developers, Inc.*	900	1,706

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Reliant Energy, Inc.*	2,410	$7,688

		9,394

Multi-Utilities (0.2%)
Avista Corp.	2,900	39,962
CH Energy Group, Inc.	1,050	49,245
DTE Energy Co.	200	5,540
PNM Resources, Inc.	1,700	14,042

		108,789

Water Utilities (0.1%)
Cascal N.V.	4,600	14,444
SJW Corp.	1,540	39,162

		53,606

Total Utilities		183,483

Total Common Stocks (99.0%) (Cost $86,680,597)		54,878,864

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Insurance (0.0%)
United America Indemnity Ltd., expiring 4/6/09* (Cost $—)	3,350	413

	Number of Warrants	Value (Note 1)
WARRANT:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 7/10/09*† (Cost $—)	23,200	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $1,032,302)	$1,032,302	1,032,302

Total Investments (100.9%) (Cost/Amortized Cost $87,712,899)		55,911,579
Other Assets Less Liabilities (-0.9%)		(499,107)

Net Assets (100%)		$55,412,472

*	Non-income producing.

†	Securities (totaling $24 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$54,878,840	$1,032,715	$24	$55,911,579
Other Investments*	—	—	—	—

Total	$54,878,840	$1,032,715	$24	$55,911,579

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	24	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$24	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$24	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,639,394
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,870,263

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,363,425
Aggregate gross unrealized depreciation	(34,886,481)

Net unrealized depreciation	$(33,523,056)

Federal income tax cost of investments	$89,434,635

For the three months ended March 31, 2009, the Portfolio incurred approximately $105 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

The Portfolio has a net capital loss carryforward of $9,553,067 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.6%)
Asset-Backed Securities (6.9%)
Access Group, Inc., Series 2008-1 A
2.459%, 10/27/25(l)	$21,327,246	$19,618,379
ACE Securities Corp., Series 2006-NC3 A2A
0.572%, 12/25/36(b)(l)†	35,767	27,727
Series 2007-ASP2 A2A
0.612%, 6/25/37(b)(l)	614,468	423,073
Amortizing Residential Collateral Trust, Series 2002-BC4 A
0.812%, 7/25/32(b)(l)	1,269	476
Argent Securities, Inc., Series 2006-M3 A2A
0.572%, 10/25/36(b)(l)	31,298	30,086
Asset Backed Funding Certificates, Series 2004-OPT5 A1
0.872%, 6/25/34(b)(l)	258,634	128,375
Series 2006-OPT3 A3A
0.582%, 11/25/36(b)(l)	18,232	16,806
Bank of America Credit Card Trust, Series 2008-A1 A1
1.136%, 4/15/13(l)	7,700,000	7,357,691
Series 2008-A5 A5
1.756%, 12/16/13(l)	7,100,000	6,675,471
Series 2008-A7 A7
1.256%, 12/15/14(l)	11,800,000	10,552,552
Bank One Issuance Trust, Series 2004-A5 A5
0.686%, 3/15/14(l)	2,000,000	1,866,285
Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1
1.182%, 10/25/32(b)(l)	12,195	6,981
Series 2005-4 A
0.852%, 1/25/36(b)(l)	9,568	8,448
Capital Auto Receivables Asset Trust, Series 2008-2 A3B
2.006%, 10/15/12(l)	5,900,000	5,412,326
Carrington Mortgage Loan Trust, Series 2006-NC5 A1
0.572%, 1/25/37(b)(l)	634,654	584,006
Chase Credit Card Master Trust, Series 2002-3 A
0.726%, 9/15/11(l)	5,300,000	5,287,816
Chase Issuance Trust, Series 2006-A4 A4
0.576%, 10/15/13(l)	2,175,000	2,016,919
Series 2007-A1 A1
0.576%, 3/15/13(l)	13,400,000	12,707,689
Series 2008-A7 A7
1.206%, 11/15/11(l)	19,300,000	19,056,320
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3A
0.582%, 7/25/45(b)(l)	1,649,403	1,169,480
Series 2007-AMC2 A3A
0.602%, 1/25/37(l)	523,788	413,846
Series 2007-AMC4 A2A
0.582%, 5/25/37(b)(l)	1,615,113	1,284,772
Countrywide Asset-Backed Certificates, Series 2006-15 A1
0.632%, 10/25/46(b)(l)	84,810	76,209
Series 2006-18 2A1
0.572%, 3/25/37(b)(l)	$195,690	$184,572
Series 2006-21 2A1
0.572%, 5/25/37(b)(l)	28,672	25,622
Series 2006-22 2A1
0.572%, 5/25/47(b)(l)	36,143	32,768
Series 2006-23 2A1
0.572%, 5/25/37(b)(l)	572,281	518,678
Series 2006-24 2A1
0.572%, 6/25/47(b)(l)	709,516	629,669
Series 2006-6 2A2
0.702%, 9/25/36(b)(l)	1,554,868	1,078,964
Series 2007-6 2A1
0.622%, 9/25/37(b)(l)	436,114	383,440
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6 A1
0.642%, 7/25/37(b)(l)§	1,960,896	1,520,225
Daimler Chrysler Auto Trust, Series 2008-B A3B
2.013%, 9/10/12(l)	600,000	539,515
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15 A3
0.572%, 11/25/36(b)(l)	674,272	600,440
Series 2006-FF16 2A1
0.572%, 12/25/36(b)(l)	7,487	7,310
First NLC Trust, Series 2007-1 A1
0.592%, 8/25/37(b)(l)§	1,587,660	1,000,196
Ford Credit Auto Owner Trust, Series 2008-A A2
1.156%, 7/15/10(l)	3,336,737	3,317,210
Fremont Home Loan Trust, Series 2006-C 2A1
0.572%, 10/25/36(b)(l)	24,674	22,382
Series 2006-E 2A1
0.582%, 1/25/37(b)(l)	83,411	70,887
GSAA Home Equity Trust, Series 2007-6 A4
0.822%, 5/25/47(l)	700,000	210,753
GSAMP Trust, Series 2006-HE7 A2A
0.562%, 10/25/46(b)(l)	21,712	19,847
Series 2006-S6 A1A
0.592%, 10/25/36(b)(l)	2,615	2,112
Household Home Equity Loan Trust, Series 2006-4 A1V
0.615%, 3/20/36(b)(l)	245,793	236,347
HSI Asset Securitization Corp. Trust, Series 2006-HE1 2A1
0.572%, 10/25/36(b)(l)	36,654	22,815
Series 2006-HE2 2A1
0.572%, 12/25/36(b)(l)	592,855	343,681
Series 2007-WF1 2A1
0.582%, 5/25/37(b)(l)	1,252,700	896,423
Indymac Residential Asset Backed Trust, Series 2006-D 2A1
0.572%, 11/25/36(b)(l)	10,008	9,771
Series 2006-E 2A1
0.582%, 4/25/37(b)(l)	356,440	336,644
Series 2007-A 2A1
0.652%, 4/25/47(b)(l)	999,652	895,915
Series 2007-B 2A1
0.602%, 7/25/37(b)(l)	534,066	457,638

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1 A2
0.572%, 7/25/36(b)(l)	$39,836	$36,772
Series 2006-CW2 AV2
0.562%, 8/25/36(b)(l)	4,396	4,325
Series 2006-HE3 A2
0.542%, 11/25/36(b)(l)	15,678	14,382
Series 2006-WMC3 A2
0.572%, 8/25/36(b)(l)	53,204	47,900
Series 2007-CH4 A2
0.582%, 5/25/37(b)(l)	860,616	710,466
Lehman ABS Mortgage Loan Trust, Series 2007-1 2A1
0.612%, 6/25/37(b)(l)§	539,450	382,730
Lehman XS Trust, Series 2006-16N A1A
0.602%, 11/25/46(b)(l)	168,703	157,693
Series 2006-9 A1A
0.592%, 5/25/46(l)	14,503	14,148
Long Beach Mortgage Loan Trust, Series 2005-WL2 3A1
0.702%, 8/25/35(b)(l)	8,816	8,303
Series 2006-10 2A1
0.562%, 11/25/36(b)(l)	16,851	15,497
MASTR Asset Backed Securities Trust, Series 2006-HE5 A1
0.582%, 11/25/36(b)(l)	433,069	399,224
Series 2007-HE1 A1
0.602%, 5/25/37(b)(l)	1,047,638	908,692
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A1
0.582%, 7/25/37(b)(l)	1,223,044	1,075,008
Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1 A2A
0.572%, 5/25/37(b)(l)	35,523	34,373
Series 2006-FF1 A2A
0.592%, 8/25/36(b)(l)	117,790	110,963
Series 2006-MLN1 A2A
0.592%, 7/25/37(b)(l)	62,816	56,873
Morgan Stanley Capital, Inc., Series 2006-HE7 A2A
0.572%, 9/25/36(b)(l)	50,134	47,501
Series 2006-HE8 A2A
0.572%, 10/25/36(b)(l)	39,929	34,880
Series 2006-NC5 A2A
0.562%, 10/25/36(b)(l)	70,373	64,281
Series 2007-HE6 A1
0.582%, 5/25/37(b)(l)	984,752	780,480
Series 2007-NC3 A2A
0.582%, 5/25/37(b)(l)	982,383	797,553
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2 A1
0.572%, 11/25/36(b)(l)	18,874	17,221
Nationstar Home Equity Loan Trust, Series 2007-C 2AV1
0.582%, 6/25/37(b)(l)	1,196,587	990,490
Nomura Asset Acceptance Corp., Series 2006-S1 A1
0.662%, 1/25/36(b)(l)§	9,613	8,118
Park Place Securities, Inc., Series 2005-WCW1 A1B
0.782%, 9/25/35(b)(l)	15,413	9,862
RAAC Series,
Series 2007-SP2 A2
0.922%, 6/25/47(l)	600,000	323,100
Residential Asset Securities Corp., Series 2006-KS9 AI1
0.592%, 11/25/36(b)(l)	$75,343	$72,386
Series 2007-KS3 AI1
0.632%, 4/25/37(b)(l)	506,416	452,111
Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3 A2A
0.572%, 9/25/36(b)(l)	16,009	14,023
Series 2007-BR5 A2A
0.652%, 5/25/37(b)(l)	1,649,359	1,085,598
Series 2007-HE1 A2A
0.582%, 12/25/36(b)(l)	847,743	700,961
SLC Student Loan Trust, Series 2007-1 A1
1.214%, 2/15/15(l)	794,352	791,733
SLM Student Loan Trust, Series 2006-5 A2
1.149%, 7/25/17(l)	260,683	260,273
Series 2006-9 A2
1.159%, 4/25/17(l)	1,089,702	1,085,610
Series 2007-2 A1
1.139%, 4/25/14(l)	1,205,334	1,200,467
Series 2007-3 A3
1.199%, 4/25/19(l)	8,700,000	7,695,996
Series 2008-2 A2
1.609%, 1/25/17(l)	7,700,000	7,323,912
Series 2008-9 A
2.659%, 4/25/23(l)	23,530,938	23,099,141
Soundview Home Equity Loan Trust, Series 2006-WF1 A1A
0.622%, 10/25/36(b)(l)	772	763
Structured Asset Investment Loan Trust, Series 2006-4 A3
0.572%, 7/25/36(b)(l)	19,035	16,667
Structured Asset Securities Corp., Series 2002-HF1 A
0.812%, 1/25/33(b)(l)	2,155	1,086
Series 2005-7XS 2A1A
4.900%, 4/25/35(b)(l)	166,982	88,567
Series 2006-BC3 A2
0.572%, 10/25/36(b)(l)	100,781	88,151
Series 2006-OPT1 A3
0.632%, 4/25/36(b)(l)	347,075	337,040
Washington Mutual Asset-Backed Certificates, Series 2006-HE5 2A1
0.582%, 10/25/36(b)(l)	928,567	761,085
Wells Fargo Home Equity Trust, Series 2006-3 A1
0.572%, 1/25/37(b)(l)	157,600	153,608

		160,365,570

Non-Agency CMO (3.7%)
American Home Mortgage Assets, Series 2006-1 2A1
0.712%, 5/25/46(l)	11,408,447	4,008,583
Banc of America Commercial Mortgage, Inc., Series 2006-3 A4
5.889%, 7/10/44(l)	5,900,000	3,740,422
Series 2007-3 A4
5.658%, 6/10/49(l)	1,400,000	948,926
Series 2007-4 A4
5.745%, 2/10/51(l)	1,400,000	994,252
Banc of America Funding Corp., Series 2006-A 1A1
4.606%, 2/20/36(l)	1,099,520	725,273

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-J 4A1
6.106%, 1/20/47(l)	$782,223	$368,053
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	45,282	44,065
BCAP LLC Trust, Series 2006-AA2 A1
0.692%, 1/25/37(l)	1,643,401	626,988
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
5.320%, 2/25/33(l)	28,113	24,631
Series 2003-3 3A2
4.479%, 5/25/33(l)	257,870	218,737
Series 2003-8 2A1
5.435%, 1/25/34(l)	14,608	10,894
Series 2003-8 4A1
5.206%, 1/25/34(l)	34,745	23,488
Series 2004-10 21A1
4.840%, 1/25/35(l)	5,152,895	2,934,061
Series 2005-2 A1
2.940%, 3/25/35(l)	263,575	178,837
Series 2005-2 A2
2.472%, 3/25/35(l)	110,051	75,932
Series 2005-5 A1
2.650%, 8/25/35(l)	81,579	56,985
Series 2005-5 A2
4.550%, 8/25/35(l)	1,495,023	1,043,203
Series 2007-3 1A1
5.473%, 5/25/47(l)	12,713,945	6,512,864
Bear Stearns Alt-A Trust, Series 2005-7 22A1
5.491%, 9/25/35(l)	3,394,169	1,673,137
Series 2006-7 1A2
0.742%, 12/25/46(l)	345,520	56,862
Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1 A2
6.440%, 6/16/30	4,888	4,876
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.652%, 5/25/48(l)§	2,157,435	778,582
Citigroup Commercial Mortgage Trust, Series 2006-FL2 A1
0.626%, 8/15/21(l)§	1,740	1,432
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
4.223%, 12/25/35(l)	96,399	73,857
Series 2005-11 A2A
4.700%, 12/25/35(l)	1,475,419	1,105,879
Series 2005-12 2A1
1.322%, 8/25/35(l)§	924,348	763,693
Series 2005-6 A1
4.050%, 8/25/35(l)	110,409	71,562
Series 2005-6 A2
4.248%, 8/25/35(l)	524,204	334,608
Series 2005-6 A3
4.098%, 8/25/35(l)	74,456	54,154
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	2,949,396
Citimortgage Alternative Loan Trust, Series 2007-A6 1A5
6.000%, 6/25/37	1,735,865	1,395,816
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	$4,091	$3,536
Series 2005-61 2A1
0.802%, 12/25/35(l)	42,081	16,842
Series 2005-62 2A1
2.633%, 12/25/35(l)	415,576	179,977
Series 2006-41CB 1A9
6.000%, 1/25/37	1,015,792	552,972
Series 2006-OA12 A1A
0.625%, 9/20/46(l)	77,623	76,063
Series 2006-OA22 A1
0.682%, 2/25/47(l)	1,031,050	393,134
Series 2007-OA7 A1A
0.702%, 5/25/47(l)	235,118	76,193
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
5.316%, 10/19/32(l)	8,013	3,750
Series 2003-HYB3 7A1
3.780%, 11/19/33(l)	102,542	82,743
Series 2004-12 11A1
4.740%, 8/25/34(l)	1,002,710	547,856
Series 2005-25 A11
5.500%, 11/25/35	1,253,078	1,063,645
Series 2005-3 1A2
0.812%, 4/25/35(l)	425,291	176,579
Series 2005-R2 1AF1
0.862%, 6/25/35(l)§	194,991	114,631
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
3.201%, 3/25/32(l)§	2,514	1,903
Series 2005-C6 A1
4.938%, 12/15/40	68,786	68,520
Deutsche ALT-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	1,015,160	979,745
Series 2005-AR2 7A1
5.587%, 10/25/35(l)	470,717	245,614
Series 2006-AB4 A1B1
0.622%, 10/25/36(l)	36,920	30,612
Series 2007-1 1A1
0.612%, 8/25/37(l)	1,355,889	960,475
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
4.646%, 6/25/34(l)	272,144	158,697
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
5.362%, 8/25/35(l)	593,545	420,508
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	4,698,326
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.792%, 11/25/45(l)	69,861	31,884
Series 2006-AR6 A1A
0.602%, 10/25/46(l)	106,770	85,414
Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4
5.444%, 3/10/39	11,800,000	8,500,318
GS Mortgage Securities Corp. II, Series 2007-EOP A1
0.608%, 3/6/20(l)§	730,905	510,184

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
4.541%, 9/25/35(l)	$372,801	$275,491
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.776%, 5/19/35(l)	48,625	17,842
Series 2006-1 2A1A
0.796%, 3/19/36(l)	360,064	131,094
Series 2006-12 2A11
0.646%, 1/19/38(l)	81,838	73,663
Impac Secured Assets Corp., Series 2006-4 A2A
0.602%, 1/25/37(b)(l)†	54,372	47,153
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
5.013%, 12/25/34(l)	342,863	236,845
Series 2006-AR14 1A1A
0.612%, 11/25/46(l)	78,528	72,336
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	1,255,943
JPMorgan Mortgage Trust, Series 2005-A1 6T1
5.018%, 2/25/35(l)	2,108,358	1,671,780
Lehman XS Trust, Series 2006-10N 1A1A
0.602%, 7/25/46(l)	2,161	2,139
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A4
3.788%, 11/21/34(l)	156,814	152,771
Series 2004-13 3A7
3.788%, 11/21/34(l)	200,000	107,809
Series 2007-3 22A1
0.632%, 5/25/47(l)	127,382	123,342
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.996%, 12/15/30(l)	53,289	42,902
Series 2001-TBC1 A1
0.906%, 11/15/31(l)	196,589	150,954
Merrill Lynch Floating Trust, Series 2006-1 A1
0.626%, 6/15/22(l)§	55,468	38,827
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10 A
0.732%, 2/25/36(l)	1,496,149	826,580
MLCC Mortgage Investors, Inc., Series 2005-2 1A
3.006%, 10/25/35(l)	3,395,684	2,267,011
Series 2005-2 2A
4.250%, 10/25/35(l)	2,790,235	2,244,987
Series 2005-2 3A
1.522%, 10/25/35(l)	394,065	264,755
Series 2005-3 4A
0.772%, 11/25/35(l)	302,702	181,635
Series 2005-3 5A
0.772%, 11/25/35(l)	327,816	218,981
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.822%, 8/25/35(l)	82,160	35,730
Residential Asset Securitization Trust, Series 2006-A8 2A4
6.500%, 8/25/36	1,000,000	386,544
Securitized Asset Sales, Inc., Series 1993-6 A5
5.315%, 11/26/23(l)	$4,096	$3,619
Sequoia Mortgage Trust, Series 10 2A1
0.925%, 10/20/27(l)	25,580	20,585
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
4.931%, 2/25/34(l)	221,253	149,420
Series 2004-19 2A1
2.839%, 1/25/35(l)	64,413	24,852
Series 2005-17 3A1
5.528%, 8/25/35(l)	310,564	162,709
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.886%, 10/19/34(l)	121,193	64,136
Series 2005-AR5 A1
0.806%, 7/19/35(l)	236,757	110,268
Series 2005-AR5 A2
0.806%, 7/19/35(l)	528,979	361,112
Series 2005-AR5 A3
0.806%, 7/19/35(l)	1,037,041	675,983
Series 2006-AR4 2A1
0.712%, 6/25/36(l)	90,841	32,741
Series 2006-AR5 1A1
0.732%, 5/25/46(l)	2,797,882	1,016,075
Series 2006-AR7 A8
0.592%, 8/25/36(l)	112,161	106,355
Series 2007-AR3 1A1
0.622%, 9/25/47(l)	812,025	751,275
Structured Asset Securities Corp., Series 2006-11 A1
4.863%, 10/25/35(l)§	153,030	90,636
TBW Mortgage Backed Pass Through Certificates, Series 2006-4 A1B
0.622%, 9/25/36(l)	6,988	6,916
Series 2006-6 A1
0.632%, 1/25/37(l)	54,819	49,112
Thornburg Mortgage Securities Trust, Series 2006-5 A1
0.642%, 9/25/46(l)	774,520	665,404
Series 2007-1 A3A
0.622%, 3/25/37(l)	4,253,580	3,685,075
Series 2007-2 A2A
0.652%, 6/25/37(l)	2,952,281	2,556,655
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
0.646%, 9/15/21(l)§	3,058,487	2,102,407
Series 2007-WHL8 A1
0.636%, 6/15/20(l)§	1,873,134	1,289,403
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
2.833%, 11/25/42(l)	18,265	11,072
Series 2002-AR2 A
3.705%, 2/27/34(l)	14,454	11,527
Series 2003-AR1 A5
3.753%, 3/25/33(l)	1,742,764	1,470,142
Series 2003-R1 A1
1.062%, 12/25/27(l)	419,838	295,895
Series 2004-AR1 A
3.742%, 3/25/34(l)	4,256,074	3,037,141
Series 2005-AR13 A1A1
0.812%, 10/25/45(l)	368,136	151,106
Series 2005-AR15 A1A1
0.782%, 11/25/45(l)	84,023	34,111

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-AR15 2A
3.133%, 11/25/46(l)	$77,047	$51,059
Series 2006-AR3 A1A
2.633%, 2/25/46(l)	129,246	48,238
Series 2006-AR7 3A
3.133%, 7/25/46(l)	368,180	188,151
Series 2006-AR9 1A
2.633%, 8/25/46(l)	3,571,244	1,167,962
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
3.734%, 9/25/34(l)	182,654	150,255
Series 2007-10 1A22
1.022%, 7/25/37(l)	3,322,979	1,515,040

		84,663,720

Total Asset-Backed and Mortgage-Backed Securities		245,029,290

Convertible Bonds (0.0%)
Government Securities (0.0%)
U.S. Government Agencies (0.0%)
Federal Home Loan Mortgage Corp.
4.053%, 1/1/34(l)	$69,903	71,187
Federal National Mortgage Association
5.565%, 1/1/36(l)	818,538	838,327

Total Government Securities		909,514

Total Convertible Bonds		909,514

Corporate Bonds (17.0%)
Consumer Staples (0.2%)
Food & Staples Retailing (0.1%)
Wal-Mart Stores, Inc.
5.800%, 2/15/18	$1,900,000	2,077,164

Food Products (0.0%)
Kraft Foods, Inc.
6.000%, 2/11/13	700,000	737,443

Tobacco (0.1%)
Reynolds American, Inc.
2.020%, 6/15/11(l)	1,200,000	1,079,520

Total Consumer Staples		3,894,127

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Gaz Capital S.A.
8.146%, 4/11/18§	1,000,000	820,000
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09§	5,300	5,214
Rockies Express Pipeline LLC
5.100%, 8/20/09(l)§	3,900,000	3,901,030
Sonat, Inc.
7.625%, 7/15/11	35,000	33,812

Total Energy		4,760,056

Financials (16.0%)
Capital Markets (3.1%)
Goldman Sachs Group, Inc.
1.318%, 11/16/09(l)	6,715,000	6,559,769
1.532%, 6/28/10(l)	3,900,000	3,722,683
5.950%, 1/18/18	3,000,000	2,723,517
Lehman Brothers Holdings, Inc.
0.000%, 11/24/09(h)	100,000	12,000
0.000%, 12/23/09(h)	1,800,000	216,000
0.000%, 5/25/10(h)	$10,000,000	$1,200,000
Merrill Lynch & Co., Inc.
3.472%, 5/12/10(l)	27,100,000	25,516,683
Morgan Stanley
1.291%, 5/7/09(l)	2,200,000	2,196,660
3.338%, 5/14/10(l)	21,400,000	20,845,440
1.648%, 1/9/12(l)	500,000	401,291
1.698%, 1/9/14(l)	2,100,000	1,557,276
5.750%, 10/18/16	2,500,000	2,275,873
6.625%, 4/1/18	4,200,000	4,004,729

		71,231,921

Commercial Banks (2.6%)
American Express Bank FSB/Utah
0.584%, 6/12/09(l)	2,400,000	2,371,399
0.583%, 6/22/09(l)	1,600,000	1,578,331
American Express Centurion Bank
0.637%, 7/13/10(l)	3,800,000	3,494,879
Bank of Ireland
1.359%, 12/18/09(l)	400,000	387,933
Charter One Bank N.A.
1.209%, 4/24/09(l)	2,100,000	2,098,112
Commonwealth Bank of Australia
0.518%, 6/8/09(l)§	100,000	99,782
Credit Agricole S.A./London
1.256%, 5/28/09(l)§	2,300,000	2,295,800
Credit Suisse/New York
5.000%, 5/15/13	3,500,000	3,381,983
DnB NOR Bank ASA
1.330%, 10/13/09(l)§	400,000	395,155
HSBC Capital Funding LP/Jersey Channel Islands
10.176%, 12/29/49(l)§	100,000	73,513
JPMorgan Chase Bank N.A.
1.656%, 6/13/16(l)	5,700,000	3,899,216
National Australia Bank Ltd.
1.691%, 2/8/10(l)§	12,700,000	12,699,340
5.350%, 6/12/13§	3,700,000	3,581,397
Rabobank Capital Funding II
5.260%, 12/29/49(l)§	100,000	45,000
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§	120,000	54,000
Royal Bank of Scotland Group plc
1.401%, 8/21/09(l)§	5,300,000	5,278,111
Santander U.S. Debt S.A.U.
1.331%, 11/20/09(l)§	1,800,000	1,781,273
UBS AG/Connecticut
2.154%, 5/5/10(l)	14,200,000	14,166,815
5.875%, 12/20/17	1,100,000	946,100
Wachovia Bank N.A.
1.331%, 12/2/10(l)	600,000	562,336
Wachovia Corp.
5.750%, 6/15/17	2,000,000	1,784,806

		60,975,281

Consumer Finance (1.1%)
American Express Co.
7.000%, 3/19/18	3,100,000	2,734,640
8.150%, 3/19/38	890,000	808,310
American Honda Finance Corp.
2.038%, 6/20/11(l)§	19,600,000	19,495,179
Ford Motor Credit Co. LLC
7.875%, 6/15/10	700,000	578,483
7.250%, 10/25/11	1,600,000	1,139,130
7.800%, 6/1/12	100,000	67,773

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
SLM Corp.
1.389%, 10/25/11(l)		$1,000,000	$575,913

			25,399,428

Diversified Financial Services (5.4%)
Atlas Reinsurance plc
5.520%, 1/10/10(b)(l)§	EUR	3,400,000	4,481,102
Bank of America Corp.
8.125%, 12/29/49(l)		$14,500,000	5,946,305
Bank of America N.A.
1.331%, 6/12/09(l)		2,400,000	2,397,418
C10 Capital SPV Ltd.
6.722%, 12/31/49(l)§		200,000	70,048
Caterpillar Financial Services Corp.
1.976%, 6/24/11(l)		18,900,000	17,789,757
Citigroup Funding, Inc.
0.523%, 4/23/09(l)		2,100,000	2,095,042
2.291%, 5/7/10(l)		22,100,000	19,837,269
Citigroup, Inc.
1.262%, 12/28/09(l)		2,400,000	2,215,850
1.336%, 5/18/11(l)		4,800,000	3,875,966
Credit Suisse USA, Inc.
1.331%, 11/20/09(l)		1,224,000	1,208,698
General Electric Capital Corp.
1.189%, 10/26/09(l)		300,000	293,824
2.151%, 5/22/13(l)		10,800,000	8,659,008
6.375%, 11/15/67(l)		10,900,000	5,292,844
Green Valley Ltd.
6.329%, 1/10/11(b)(l)§	EUR	1,500,000	1,890,664
John Deere Capital Corp.
2.043%, 6/10/11(l)		$29,600,000	28,119,941
JPMorgan Chase & Co.
0.571%, 6/26/09(l)		200,000	199,508
National Rural Utilities Cooperative Finance Corp.
2.210%, 7/1/10(l)		19,000,000	18,637,290
Petroleum Export Ltd./Cayman Island
5.265%, 6/15/11§		56,715	48,222
Vita Capital III Ltd., Series B-II
2.545%, 1/1/12(b)(l)§		300,000	269,790

			123,328,546

Insurance (3.8%)
Allstate Life Global Funding II
1.901%, 5/21/10(l)		19,300,000	18,388,924
American International Group, Inc.
5.375%, 10/18/11		1,000,000	520,050
Metropolitan Life Global Funding I
1.635%, 4/13/09(l)§		8,300,000	8,290,605
1.972%, 6/25/10(l)§		19,700,000	18,034,680
Pacific Life Global Funding
5.150%, 4/15/13§		1,200,000	1,130,214
Pricoa Global Funding I
2.066%, 6/4/10(l)§		38,800,000	34,919,888
1.274%, 1/30/12(l)§		9,800,000	7,289,132

			88,573,493

Total Financials			369,508,669

Health Care (0.4%)
Pharmaceuticals (0.4%)
GlaxoSmithKline Capital, Inc.
1.856%, 5/13/10(l)		9,700,000	9,718,915

Total Health Care			9,718,915

Industrials (0.0%)
Airlines (0.0%)
UAL Pass Through Trust, Series 2001-1
6.602%, 9/1/13		$1,079	$1,036

Total Industrials			1,036

Materials (0.0%)
Chemicals (0.0%)
Nalco Co.
8.875%, 11/15/13		200,000	192,000

Total Materials			192,000

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
1.334%, 2/5/10(l)		3,600,000	3,590,237
Qwest Capital Funding, Inc.
7.000%, 8/3/09		1,000,000	997,500

Total Telecommunication Services			4,587,737

Utilities (0.0%)
Electric Utilities (0.0%)
Nevada Power Co., Series L
5.875%, 1/15/15		150,000	142,163

Multi-Utilities (0.0%)
NiSource Finance Corp.
1.821%, 11/23/09(l)		100,000	95,409

Total Utilities			237,572

Total Corporate Bonds			392,900,112

Government Securities (83.8%)
Agency ABS (2.1%)
Federal Home Loan Mortgage Corp.
0.782%, 8/25/31(b)(l)		$14,377	11,532
Small Business Administration Series 2008-P10A
5.902%, 2/10/18		987,132	1,075,588
Small Business Administration Participation Certificates Series 2003-20I 1
5.130%, 9/1/23		29,068	30,996
Series 2004-20C 1
4.340%, 3/1/24		186,562	194,107
Series 2005-20B 1
4.625%, 2/1/25		208,524	218,743
Series 2008-20A 1
5.170%, 1/1/28		6,223,868	6,588,589
Series 2008-20D 1
5.370%, 4/1/28		8,571,250	9,106,153
Series 2008-20G 1
5.870%, 7/1/28		13,725,723	14,827,383
Series 2008-20H 1
6.020%, 8/1/28		13,418,651	14,922,653

			46,975,744

Agency CMO (1.4%)
Federal Home Loan Mortgage Corp.
5.500%, 5/15/16		1,123,684	1,139,929
4.500%, 5/15/17		87,120	89,299
5.000%, 1/15/18		170,800	174,640

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
0.786%, 2/15/19(l)	$7,706,321	$7,456,058
0.706%, 7/15/19(l)	3,910,534	3,788,816
5.000%, 2/15/20	1,620,566	1,668,986
5.000%, 8/15/20	1,176,717	1,222,843
0.706%, 10/15/20(l)	3,535,376	3,423,666
4.000%, 3/15/23	5,202	5,198
4.000%, 10/15/23	69,898	70,000
5.000%, 5/15/27	2,418,476	2,479,049
6.500%, 4/15/29	51,777	54,943
0.906%, 12/15/29(l)	6,355	6,158
0.906%, 12/15/30(l)	67,764	67,002
6.500%, 7/25/43	15,375	16,230
3.022%, 10/25/44(l)	1,440,742	1,401,940
3.023%, 2/25/45(l)	1,801,192	1,545,500
Federal National Mortgage Association
4.654%, 5/25/35(l)	961,683	987,368
0.582%, 12/25/36(l)	187,453	167,401
0.722%, 10/27/37(l)	6,700,000	6,030,000
0.872%, 5/25/42(l)	113,828	103,323
5.950%, 2/25/44	251,105	258,481

		32,156,830

Foreign Governments (0.1%)
Export-Import Bank of China
5.250%, 7/29/14§	150,000	156,865
Export-Import Bank of Korea
1.351%, 6/1/09(l)	2,300,000	2,296,545
Hong Kong Government International Bond
5.125%, 8/1/14§	250,000	267,096
Republic of Panama
9.375%, 4/1/29	64,000	70,119

		2,790,625

Municipal Bonds (0.6%)
Buckeye Tobacco Settlement Financing Authority
5.750%, 6/1/34	500,000	287,820
6.000%, 6/1/42	800,000	461,432
5.875%, 6/1/47	400,000	219,256
Golden State Tobacco Securitization Corp.
5.125%, 6/1/47	300,000	154,128
5.750%, 6/1/47	2,100,000	1,196,727
New York City Municipal Water Finance Authority
4.750%, 6/15/38	100,000	91,657
5.000%, 6/15/38	1,300,000	1,257,282
State of Texas
5.000%, 4/1/33	4,100,000	4,094,301
4.750%, 4/1/37	5,900,000	5,653,321
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,380,000	743,337

		14,159,261

U.S. Government Agencies (3.9%)
Federal Home Loan Mortgage Corp.
5.000%, 12/14/18	2,800,000	2,703,632
4.990%, 11/1/23(l)	6,283	6,291
4.899%, 3/1/35(l)	642,855	659,066
4.884%, 10/1/35(l)	344,661	343,176
5.095%, 10/1/35(l)	408,520	419,868
4.887%, 11/1/35(l)	353,745	361,240
6.720%, 7/1/36(l)	4,883,668	5,059,419
6.673%, 9/1/36(l)	5,084,850	5,275,274
6.593%, 10/1/36(l)	5,924,965	6,146,722
5.500%, 12/1/37	1,723,591	1,790,367
5.500%, 2/1/38	25,882,581	26,885,339
5.500%, 4/1/38	1,622,957	1,685,835
6.000%, 11/1/38	13,700,000	14,337,805
Federal National Mortgage Association
5.000%, 1/1/17	$30,013	$31,394
5.000%, 2/1/18	183,274	191,537
5.000%, 7/1/23	382,944	397,614
6.000%, 2/1/32	30,687	32,275
4.347%, 11/1/34(l)	446,878	453,830
4.647%, 1/1/35(l)	87,910	89,767
5.000%, 1/1/35	75,427	78,014
5.000%, 3/1/35	74,973	77,544
5.000%, 5/1/35	35,120	36,319
4.353%, 7/1/35(l)	422,919	429,851
5.000%, 10/1/35	346,042	357,856
5.600%, 12/1/35(l)	1,004,857	1,043,847
5.000%, 2/1/36	1,987,465	2,055,318
5.000%, 3/1/36	869,546	899,233
5.722%, 3/1/36(l)	1,260,700	1,311,315
5.761%, 3/1/36(l)	1,329,795	1,382,211
5.000%, 5/1/36	3,331,946	3,445,700
5.000%, 6/1/36	811,598	838,546
5.000%, 8/1/36	50,533	52,211
5.500%, 9/1/36	299,344	311,996
6.000%, 9/1/36	26,750	27,988
6.000%, 12/1/36	203,142	212,547
6.000%, 1/1/37	398,971	417,443
6.000%, 5/1/37	227,951	238,350
6.000%, 6/1/37	376,110	393,267
6.000%, 7/1/37	670,376	700,957
5.500%, 8/1/37	127,844	132,968
6.000%, 8/1/37	78,386	81,962
6.000%, 11/1/37	2,386,209	2,495,062
6.000%, 12/1/37	130,714	136,677
6.000%, 1/1/38	401,127	419,425
5.500%, 2/1/38	104,230	108,309
6.000%, 3/1/38	621,672	650,031
6.000%, 5/1/38	415,374	434,323
6.000%, 6/1/38	1,027,070	1,073,924
6.000%, 9/1/38	546,063	570,973
6.000%, 10/1/38	257,467	269,211
3.022%, 3/1/44(l)	815,683	807,793
3.022%, 7/1/44(l)	20,423	20,225
3.022%, 10/1/44(l)	94,884	92,919
Government National Mortgage Association
6.500%, 10/15/31	1,222	1,301
6.000%, 8/15/32	108,937	114,651
6.000%, 2/15/33	121,075	127,350
6.000%, 10/15/33	14,237	14,975
6.000%, 1/15/34	47,833	50,192
Small Business Administration Series P10A
4.504%, 2/1/14	58,931	58,913

		88,842,148

U.S. Treasuries (75.7%)
U.S. Treasury Bonds
2.375%, 1/15/25 TIPS	245,206,416	254,784,669
2.000%, 1/15/26 TIPS	11,912,977	11,778,956
2.375%, 1/15/27 TIPS	128,555,175	134,259,811
1.750%, 1/15/28 TIPS	54,222,838	51,918,367
3.625%, 4/15/28 TIPS	90,258,729	111,272,044
2.500%, 1/15/29 TIPS	47,361,802	51,283,928
3.875%, 4/15/29 TIPS	129,657,680	166,529,083
U.S. Treasury Notes
3.500%, 1/15/11 TIPS	112,443,246	117,397,720
2.375%, 4/15/11 TIPS	31,270,428	32,081,520
3.375%, 1/15/12 TIPS	3,329,032	3,540,219

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 4/15/12 TIPS	$71,037,428	$73,079,754
3.000%, 7/15/12 TIPS	127,966,175	136,163,944
1.875%, 7/15/13 TIPS	146,210,040	149,865,291
2.000%, 1/15/14 TIPS	121,338,810	125,016,832
2.000%, 7/15/14 TIPS	99,895,816	103,142,430
1.625%, 1/15/15 TIPS	49,421,214	49,915,426
1.875%, 7/15/15 TIPS	74,518,783	76,451,651
2.000%, 1/15/16 TIPS	2,455,936	2,533,450
2.500%, 7/15/16 TIPS	22,371,670	23,909,723
2.375%, 1/15/17 TIPS	2,228,387	2,366,269
2.625%, 7/15/17 TIPS	20,738,929	22,521,191
1.375%, 7/15/18 TIPS	46,953,120	46,571,626
2.125%, 1/15/19 TIPS	2,161,742	2,301,581

		1,748,685,485

Total Government Securities		1,933,610,093

Total Long-Term Debt Securities (111.4%) (Cost $2,548,125,243)		2,572,449,009

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co. Series L
7.500%
(Cost $1,100,000)	1,100	526,889

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.4%)
Federal Home Loan Bank
0.05%, 4/8/09 (o)(p)	$700,000	699,993
0.05%, 4/15/09 (o)(p)	2,900,000	2,899,945
0.05%, 4/16/09 (o)(p)	7,800,000	7,799,836
Federal Home Loan Mortgage Corp.
0.05%, 4/20/09 (o)(p)	14,800,000	14,799,615
Federal National Mortgage Association
0.05%, 4/13/09 (o)(p)	52,200,000	52,199,113
U.S. Treasury Bills
0.15%, 5/21/09 (p)	250,000	249,947

Total Government Securities		78,648,449

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09	19,729,151	19,729,151

Total Short-Term Investments (4.3%) (Cost/Amortized Cost $98,375,036)		98,377,600

Total Investments Before Options Written and Securities Sold Short (115.7%) (Cost/Amortized Cost $2,647,600,279)		2,671,353,498

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
U.S. Treasury Notes
May 2009 @ $126.00*	(1,352)	(908,375)

		(908,375)

Put Option Written (0.0%)
U.S. Treasury Notes
May 2009 @ $119.00*	(1,352)	$(295,750)

		(295,750)

Total Options Written (0.0%) (Premiums Received $3,437,441)		(1,204,125)

Total Investments Before Securities Sold Short (115.7%) (Cost/Amortized Cost $2,644,162,838)		2,670,149,373

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.3%)
Federal Home Loan Mortgage Corp.
6.000%, 4/15/39 TBA	$(13,700,000)	$(14,320,774)
Federal National Mortgage Association
5.000%, 4/25/39 TBA	(6,700,000)	(6,913,563)
5.500%, 4/25/39 TBA	(500,000)	(518,906)
6.000%, 4/25/39 TBA	(7,600,000)	(7,937,250)

Total Securities Sold Short (-1.3%) (Proceeds Received $29,468,297)		(29,690,493)

Total Investments after Options Written and Securities Sold Short (114.4%) (Cost/Amortized Cost $2,614,694,541)		2,640,458,880
Other Assets Less Liabilities (-14.4%)		(331,466,343)

Net Assets (100%)		$2,308,992,537

*	Non-income producing.

†	Securities (totaling $74,880 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $135,976,067 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security
CMO — Collateralized Mortgage Obligation
EUR — European Currency Unit
TBA — Security is subject to delayed delivery.
TIPS — Treasury Inflation Protected Security

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
3 Month EURO EURIBOR	100	March-10	$32,701,828	$32,713,453	$11,625
3 Month EURO EURIBOR	100	June-10	32,635,398	32,648,684	13,286
3 Month EURO EURIBOR	101	September-10	32,887,948	32,903,044	15,096
EURODollar	508	June-09	122,943,725	125,603,000	2,659,275
EURODollar	612	September-09	147,932,275	151,324,650	3,392,375
EURODollar	607	December-09	146,727,001	149,860,713	3,133,712
EURODollar	386	March-10	93,473,400	95,245,500	1,772,100
EURODollar	37	June-10	9,015,975	9,115,413	99,438

					$11,096,907

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 4/9/09	196	274	$281,159	$274,271	$6,888
European Union vs. U.S. Dollar, expiring 4/14/09	1,637	2,217	2,174,853	2,217,174	(42,321)
Malaysian Ringgit vs. U.S. Dollar, expiring 8/12/09	125	35	34,171	34,951	(780)
Malaysian Ringgit vs. U.S. Dollar, expiring 8/12/09	285	80	78,016	80,000	(1,984)
Malaysian Ringgit vs. U.S. Dollar, expiring 8/12/09	566	160	155,090	160,000	(4,910)
Mexican Peso vs. U.S. Dollar, expiring 5/19/09	565	52	39,518	51,753	(12,235)
Mexican Peso vs. U.S. Dollar, expiring 11/27/09	565	38	38,417	37,892	525
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	12,100	270	244,546	270,331	(25,785)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,716	2,528	2,442,323	2,528,115	(85,792)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,781	1,880	1,827,972	1,880,000	(52,028)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,314	2,280	2,178,351	2,280,000	(101,649)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,352	2,290	2,203,258	2,290,000	(86,742)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,163	1,480	1,421,897	1,480,000	(58,103)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	3,410	2,300	2,241,602	2,300,000	(58,398)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,179	1,490	1,432,483	1,490,000	(57,517)
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	2,197	1,500	1,443,872	1,500,000	(56,128)
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	3,112	2,120	2,044,082	2,120,000	(75,918)
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	2,714	1,802	1,782,759	1,801,713	(18,954)
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	3,327	2,300	2,185,304	2,300,000	(114,696)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	4,577	3,317	2,991,701	3,316,912	(325,211)

					$(1,171,738)

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 4/9/09	6,818	4,703	$6,817,563	$6,748,209	$69,354
European Union vs. U.S. Dollar, expiring 4/14/09	12,962	10,270	12,961,541	13,644,311	(682,770)
Mexican Peso vs. U.S. Dollar, expiring 5/19/09	39	565	38,983	39,518	(535)
Philippine Peso vs. U.S. Dollar, expiring 8/6/09	352	16,855	352,016	345,178	6,838
Philippine Peso vs. U.S. Dollar, expiring 8/6/09	340	16,456	340,000	337,016	2,984
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	250	12,100	250,362	244,546	5,816
Singapore Dollar vs. U.S. Dollar, expiring 4/14/09	15,479	23,113	15,478,967	15,191,758	287,209
Singapore Dollar vs. U.S. Dollar, expiring 7/30/09	6,134	9,152	6,133,890	6,012,146	121,744
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	3,209	4,577	3,209,224	2,991,701	217,523
Swiss Franc vs. U.S. Dollar, expiring 6/4/09	364	427	363,686	375,642	(11,956)

					$16,207

					$(1,155,531)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Options Written:

Options written through the three months ended March 31, 2009 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2009	145	$24,190
Options Written	2,704	3,437,442
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(145)	(24,190)
Options Exercised	—	—

Options Outstanding – March 31, 2009	2,704	$3,437,442

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$526,889	$2,670,751,729	$74,880	$2,671,353,498
Other Investments*	11,096,907	718,881	—	11,815,788

Total	$11,623,796	$2,671,470,610	$74,880	$2,683,169,286

Liabilities
Investments in Securities	$—	$29,690,493	$—	$29,690,493
Other Investments*	1,204,125	1,874,412	—	3,078,537

Total	$1,204,125	$31,564,905	$—	$32,769,030

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	74,880	—

Balance as of 3/31/09	$74,880	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(7,144)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$62,290,976
Long-term U.S. Treasury securities	1,865,686,189

$1,927,977,165

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$107,425,848
Long-term U.S. Treasury securities	2,149,136,396

$2,256,562,244

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,855,491
Aggregate gross unrealized depreciation	(256,595,918)

Net unrealized depreciation	$(219,740,427)

Federal income tax cost of investments	$2,891,093,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.1%)
Asset-Backed Securities (0.5%)
Bayview Financial Acquisition Trust, Series 2005-D AF2
5.402%, 12/28/35(l)	$1,118,796	$979,472
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	500,000	470,832
Chase Issuance Trust, Series 2007-A1 A1
0.576%, 3/15/13(l)	3,834,000	3,635,916
Series 2007-A15 A
4.960%, 9/17/12	750,000	759,523
Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,509,329
Series 2008-A9 A9
4.260%, 5/15/13	750,000	747,289
Citibank Credit Card Issuance Trust, Series 2003-A7 A7
4.150%, 7/7/17	300,000	270,480
Series 2004-A8 A8
4.900%, 12/12/16	700,000	666,261
Series 2005-A4 A4
4.400%, 6/20/14	600,000	587,461
Series 2007-A5 A5
5.500%, 6/22/12	750,000	763,309
Citifinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)	547,326	385,746
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7 AF2
5.147%, 11/25/35(e)	313,861	306,802
DB Master Finance LLC, Series 2006-1 A2
5.779%, 6/20/31§	600,000	436,662
Home Equity Mortgage Trust, Series 2005-4 A3
4.742%, 1/25/36(e)	146,972	134,059
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	250,000	257,372
Series 2008-A A4
4.280%, 6/16/14	500,000	503,598
Option One Mortgage Loan Trust, Series 2006-3 M1
0.752%, 2/25/37(l)	2,915,000	55,480
Petra CRE CDO Ltd., Series 2007-1A C
1.622%, 2/25/47(l)§†	990,000	19,800
Residential Asset Securities Corp., Series 2003-KS3 A2
1.122%, 5/25/33(l)	221,758	138,118
Residential Funding Mortgage Securities II, Inc., Series 2005-HI2 A3
4.460%, 5/25/35	429,564	426,965
USAA Auto Owner Trust, Series 2008-1 A4
4.500%, 10/15/13	300,000	301,312

		13,355,786

Non-Agency CMO (4.6%)
Banc of America Commercial Mortgage, Inc., Series 2001-PB1 A2
5.787%, 5/11/35	$1,467,916	$1,431,407
Series 2004-3 A5
5.322%, 6/10/39(l)	2,090,000	1,735,605
Series 2004-4 A3
4.128%, 7/10/42	1,720,409	1,690,959
Series 2004-6 A2
4.161%, 12/10/42	2,368,266	2,292,535
Series 2004-6 A3
4.512%, 12/10/42	2,000,000	1,609,998
Series 2007-2 A4
5.689%, 4/10/49(l)	400,000	290,022
Series 2007-3 A4
5.658%, 6/10/49(l)	1,000,000	677,804
Bear Stearns Alt-A Trust, Series 2006-1 22A1
5.295%, 2/25/36(l)	2,230,703	982,471
Series 2006-3 22A1
5.994%, 5/25/36(l)	934,284	472,617
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6 A2
6.460%, 10/15/36	3,955,000	3,905,010
Series 2006-PW11 A4
5.456%, 3/11/39(l)	2,030,000	1,682,706
Series 2006-PW12 A4
5.718%, 9/11/38(l)	1,240,000	1,057,242
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2 A2
6.480%, 2/15/35	1,000,000	1,004,208
Series 2004-T16 A6
4.750%, 2/13/46(l)	1,000,000	769,676
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	2,535,000	1,952,733
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.120%, 5/25/35(l)	2,029,636	1,232,402
Series 2006-AR1 3A1
5.500%, 3/25/36(l)	2,977,848	1,600,520
Commercial Mortgage Pass-Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	500,000	386,875
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	4,520,000	2,987,133
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	496,602	490,532
Series 2003-CK2 A2
3.861%, 3/15/36	117,069	116,097
Series 2004-C1 A4
4.750%, 1/15/37(l)	985,000	844,660
Series 2004-C2 A1
3.819%, 5/15/36	303,859	290,753
Deutsche Mortgage Securities, Inc., Series 2005-WF1 1A1
5.103%, 6/26/35(l)§	869,535	862,105
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	521,000	458,196
Series 2005-C3 A3FX
4.863%, 7/10/45	7,710,000	7,220,062

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-C1 A4
5.543%, 12/10/49	$830,000	$494,834
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3 A2
6.957%, 9/15/35	1,225,582	1,243,561
Series 2004-C3 A5
4.864%, 12/10/41	2,650,000	2,024,714
Greenwich Capital Commercial Funding Corp., Series 2003-C1 A4
4.111%, 7/5/35	1,915,000	1,750,195
Series 2003-C2 A3
4.533%, 1/5/36	8,390,000	7,903,251
Series 2005-GG3 A2
4.305%, 8/10/42	2,684,616	2,585,987
Series 2007-GG9 A4
5.444%, 3/10/39	600,000	432,220
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	2,000,000	1,640,535
Series 2006-GG6 A4
5.553%, 4/10/38(l)	500,000	397,199
Series 2006-GG8 A2
5.479%, 11/10/39	500,000	441,272
Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
5.996%, 5/25/36(l)	1,275,212	510,202
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11 A2
5.016%, 8/12/37	2,630,000	2,493,225
Series 2005-CB11 A4
5.335%, 8/12/37(l)	6,190,000	4,889,716
Series 2005-LDP3 A2
4.851%, 8/15/42	2,035,000	1,851,151
Series 2005-LDP4 A2
4.790%, 10/15/42	5,064,744	4,671,035
Series 2006-CB14 A4
5.481%, 12/12/44(l)	3,790,000	2,649,201
Series 2007-LDPX A3
5.420%, 1/15/49	2,580,000	1,743,620
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	1,250,000	1,021,214
Series 2005-LDP4 A3A1
4.871%, 10/15/42	550,000	470,217
Series 2006-CB15 A4
5.814%, 6/12/43(l)	2,640,000	1,867,365
LB-UBS Commercial Mortgage Trust, Series 2003-C3 A4
4.166%, 5/15/32	2,810,000	2,435,514
Series 2004-C2 A4
4.367%, 3/15/36	2,115,000	1,646,793
Series 2004-C4 A4
5.229%, 6/15/29(l)	2,985,000	2,433,728
Series 2004-C8 A2
4.201%, 12/15/29	1,933,978	1,917,669
Series 2005-C1 A4
4.742%, 2/15/30	5,930,000	4,699,338
Series 2005-C7 A4
5.197%, 11/15/30(l)	1,825,000	1,430,842
Series 2007-C6 A4
5.858%, 7/15/40(l)	500,000	343,616
Lehman XS Trust, Series 2007-4N M1
0.972%, 3/25/47(l)	$3,257,152	$270,164
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8 A1C1
5.250%, 8/25/36(l)	1,292,865	1,019,349
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,000,000	1,589,699
Series 2005-CKI1 A6
5.243%, 11/12/37(l)	2,575,000	1,992,896
Series 2005-MKB2 A2
4.806%, 9/12/42	3,305,000	3,192,512
Series 2007-C1 A4
5.829%, 6/12/50(l)	950,000	603,003
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 A4
5.910%, 6/12/46(l)	805,000	573,252
Morgan Stanley Capital I, Series 2005-T17 A5
4.780%, 12/13/41	9,300,000	7,413,193
Morgan Stanley Capital I, Inc., Series 2007-HQ12 A5
5.632%, 4/12/49(l)	825,000	534,477
Series 2007-T25 A3
5.514%, 11/12/49(l)	975,000	720,362
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27 A3
5.765%, 7/15/45(l)	8,786,372	6,073,496
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,183,371
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1 A1A
2.333%, 2/25/47(l)	2,334,493	718,714

		119,917,030

Total Asset-Backed and Mortgage-Backed Securities		133,272,816

Corporate Bonds (22.6%)
Consumer Discretionary (1.7%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	$590,000	573,034
7.750%, 1/18/11	1,190,000	1,173,515
6.500%, 11/15/13	800,000	724,842

		2,471,391

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
Series J
5.625%, 2/15/13	3,418,000	2,917,601
McDonald’s Corp.
4.300%, 3/1/13	300,000	312,116
5.350%, 3/1/18	350,000	369,261
6.300%, 10/15/37	250,000	256,029
Sheraton Holding Corp.
7.375%, 11/15/15	1,139,000	802,995
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	1,189,000	1,016,595
6.250%, 2/15/13^	1,450,000	1,116,500
Wyndham Worldwide Corp.
6.000%, 12/1/16	2,355,000	1,199,967

		7,991,064

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Household Durables (0.1%)
Fortune Brands, Inc.
4.875%, 12/1/13	$642,000	$581,824
MDC Holdings, Inc.
5.500%, 5/15/13	1,650,000	1,479,812
Mohawk Industries, Inc.
6.625%, 1/15/16	1,440,000	1,060,994
Whirlpool Corp.
5.500%, 3/1/13	300,000	246,962

		3,369,592

Media (1.0%)
BSkyB Finance U.K. plc
5.625%, 10/15/15§	1,175,000	1,038,579
CBS Corp.
6.625%, 5/15/11	300,000	288,782
5.625%, 8/15/12	300,000	258,056
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	750,000	802,072
9.455%, 11/15/22	870,000	955,712
Comcast Cable Communications LLC
6.875%, 6/15/09	1,180,000	1,187,480
Comcast Corp.
5.500%, 3/15/11	1,585,000	1,607,789
5.300%, 1/15/14	500,000	485,422
5.900%, 3/15/16	600,000	579,579
6.500%, 1/15/17	600,000	593,949
6.500%, 11/15/35	500,000	441,634
6.450%, 3/15/37	1,000,000	873,650
6.950%, 8/15/37	600,000	558,727
COX Communications, Inc.
7.125%, 10/1/12	300,000	298,643
Historic TW, Inc.
9.125%, 1/15/13	500,000	525,266
News America Holdings, Inc.
9.250%, 2/1/13	685,000	726,745
News America, Inc.
5.300%, 12/15/14	100,000	93,998
6.900%, 3/1/19§	500,000	466,541
6.550%, 3/15/33	695,000	554,247
6.150%, 3/1/37	200,000	145,822
6.650%, 11/15/37	300,000	224,803
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	420,000	430,630
Thomson Reuters Corp.
6.500%, 7/15/18	300,000	279,467
Time Warner Cable, Inc.
6.200%, 7/1/13	300,000	292,046
7.500%, 4/1/14	1,320,000	1,345,856
5.850%, 5/1/17	1,100,000	986,146
8.250%, 4/1/19	500,000	513,811
6.550%, 5/1/37	300,000	252,480
7.300%, 7/1/38	500,000	451,785
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,250,000	1,210,601
Time Warner, Inc.
6.875%, 5/1/12	500,000	508,900
5.875%, 11/15/16^	300,000	283,925
7.700%, 5/1/32	750,000	674,427
6.500%, 11/15/36	1,000,000	822,524
Viacom, Inc.
5.750%, 4/30/11	300,000	292,248
6.875%, 4/30/36	300,000	218,882
Walt Disney Co.
4.500%, 12/15/13	500,000	511,023
6.000%, 7/17/17	$500,000	$530,515
5.500%, 3/15/19	1,110,000	1,119,276
WPP Finance U.K. Corp.
5.875%, 6/15/14	2,445,000	2,164,370

		25,596,408

Multiline Retail (0.1%)
J.C. Penney Corp., Inc.
6.375%, 10/15/36	200,000	125,032
Kohl’s Corp.
6.250%, 12/15/17	300,000	275,590
Macy’s Retail Holdings, Inc.
5.350%, 3/15/12^	300,000	235,486
Target Corp.
5.125%, 1/15/13^	600,000	624,961
6.000%, 1/15/18^	300,000	301,306
7.000%, 1/15/38	600,000	562,039

		2,124,414

Specialty Retail (0.1%)
Home Depot, Inc.
4.625%, 8/15/10	300,000	300,608
5.400%, 3/1/16	800,000	719,121
5.875%, 12/16/36	250,000	177,045
Lowe’s Companies, Inc.
5.600%, 9/15/12	300,000	316,351
Staples, Inc.
9.750%, 1/15/14	500,000	523,430

		2,036,555

Total Consumer Discretionary		43,589,424

Consumer Staples (1.8%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11	300,000	308,838
4.950%, 1/15/14	300,000	290,913
Bottling Group LLC
6.950%, 3/15/14	1,765,000	2,006,860
5.125%, 1/15/19	500,000	503,216
Coca-Cola Co.
5.350%, 11/15/17	2,075,000	2,216,532
4.875%, 3/15/19	250,000	252,640
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	300,000	335,314
7.375%, 3/3/14	500,000	567,935
Diageo Capital plc
7.375%, 1/15/14	1,780,000	1,955,702
5.750%, 10/23/17	300,000	305,820
Diageo Finance B.V.
5.500%, 4/1/13	600,000	620,159
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	500,000	471,905
PepsiCo, Inc.
4.650%, 2/15/13	1,325,000	1,406,586
5.000%, 6/1/18	300,000	310,381
7.900%, 11/1/18	600,000	737,194

		12,289,995

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.500%, 3/15/17	300,000	316,293
CVS Caremark Corp.
6.125%, 8/15/16	500,000	503,367
5.750%, 6/1/17	300,000	292,549
6.600%, 3/15/19	250,000	251,978
6.250%, 6/1/27	200,000	184,305

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Delhaize America, Inc.
9.000%, 4/15/31	$100,000	$106,285
Kroger Co.
5.000%, 4/15/13	300,000	301,080
6.800%, 12/15/18	609,000	635,714
6.150%, 1/15/20	500,000	494,520
Safeway, Inc.
6.350%, 8/15/17	300,000	307,445
Sysco Corp.
5.250%, 2/12/18	500,000	507,085
Walgreen Co.
4.875%, 8/1/13	300,000	317,903
Wal-Mart Stores, Inc.
4.125%, 2/15/11	600,000	626,738
4.550%, 5/1/13	600,000	637,237
5.800%, 2/15/18	500,000	546,622
7.550%, 2/15/30	500,000	590,243
6.500%, 8/15/37	800,000	831,783

		7,451,147

Food Products (0.6%)
Archer-Daniels-Midland Co.
7.000%, 2/1/31	300,000	318,416
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	2,210,000	1,969,521
5.100%, 7/15/15	705,000	563,152
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	1,705,000	1,684,499
Campbell Soup Co.
6.750%, 2/15/11	1,130,000	1,219,032
4.500%, 2/15/19	500,000	498,373
ConAgra Foods, Inc.
6.750%, 9/15/11	800,000	845,998
8.250%, 9/15/30	100,000	106,929
General Mills, Inc.
5.650%, 9/10/12	300,000	316,911
5.650%, 2/15/19	500,000	509,027
H.J. Heinz Co.
5.350%, 7/15/13	600,000	618,917
Kellogg Co.
4.250%, 3/6/13	300,000	304,174
Kraft Foods, Inc.
4.125%, 11/12/09	1,270,000	1,283,335
6.250%, 6/1/12	3,835,000	4,046,447
5.250%, 10/1/13	755,000	784,654
6.125%, 2/1/18	800,000	801,807
6.875%, 2/1/38	300,000	294,611
Sara Lee Corp.
6.125%, 11/1/32	100,000	84,215

		16,250,018

Household Products (0.2%)
Kimberly-Clark Corp.
6.125%, 8/1/17	300,000	322,946
6.625%, 8/1/37	300,000	326,663
Procter & Gamble Co.
4.600%, 1/15/14	1,000,000	1,058,309
4.850%, 12/15/15	300,000	327,347
4.700%, 2/15/19	2,051,000	2,068,792
5.550%, 3/5/37	500,000	509,275

		4,613,332

Personal Products (0.1%)
Avon Products, Inc.
6.500%, 3/1/19	1,905,000	1,878,940

Tobacco (0.2%)
Altria Group, Inc.
9.250%, 8/6/19^	$1,000,000	$1,069,194
9.950%, 11/10/38	350,000	349,268
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	505,455
5.650%, 5/16/18	300,000	298,082
6.375%, 5/16/38	350,000	338,958
Reynolds American, Inc.
7.250%, 6/1/13	1,840,000	1,755,549
7.625%, 6/1/16	755,000	668,447

		4,984,953

Total Consumer Staples		47,468,385

Energy (1.6%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.500%, 11/15/13	1,010,000	1,107,384
Halliburton Co.
6.150%, 9/15/19	250,000	254,032
6.700%, 9/15/38	500,000	462,721
7.450%, 9/15/39	250,000	250,281
Nabors Industries, Inc.
9.250%, 1/15/19§	2,520,000	2,389,535
Transocean, Inc.
6.000%, 3/15/18	100,000	94,212
6.800%, 3/15/38	250,000	219,633
Weatherford International Ltd.
5.150%, 3/15/13	520,000	483,819
6.000%, 3/15/18	300,000	244,823
7.000%, 3/15/38	500,000	363,510

		5,869,950

Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	600,000	516,768
6.450%, 9/15/36	800,000	559,172
Apache Corp.
5.250%, 4/15/13	895,000	926,833
6.000%, 1/15/37	300,000	289,372
Canadian Natural Resources Ltd.
5.150%, 2/1/13	435,000	412,830
5.700%, 5/15/17	500,000	445,800
6.250%, 3/15/38	300,000	231,075
Chevron Corp.
4.950%, 3/3/19	500,000	510,992
Conoco Funding Co.
6.350%, 10/15/11	1,300,000	1,406,601
Conoco, Inc.
6.950%, 4/15/29	750,000	746,764
ConocoPhillips
5.900%, 5/15/38	100,000	88,990
6.500%, 2/1/39	500,000	487,738
ConocoPhillips Canada
5.625%, 10/15/16	600,000	621,352
Devon Financing Corp. ULC
7.875%, 9/30/31	600,000	613,079
Enbridge Energy Partners LP Series B
7.500%, 4/15/38	500,000	398,587
EnCana Corp.
5.900%, 12/1/17	100,000	94,383
6.625%, 8/15/37	100,000	87,049
6.500%, 2/1/38	500,000	429,815

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Energy Transfer Partners LP
6.700%, 7/1/18	$1,860,000	$1,683,540
7.500%, 7/1/38	740,000	609,160
Enterprise Products Operating LLC
9.750%, 1/31/14	500,000	549,401
6.300%, 9/15/17	500,000	460,861
Series B
5.600%, 10/15/14	505,000	466,958
EOG Resources, Inc.
6.875%, 10/1/18	100,000	107,870
Gaz Capital S.A.
6.212%, 11/22/16(m)	2,525,000	1,868,500
Hess Corp.
6.650%, 8/15/11	300,000	306,019
8.125%, 2/15/19	750,000	773,152
7.875%, 10/1/29	895,000	809,994
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	300,000	273,139
9.000%, 2/1/19	1,000,000	1,068,945
5.800%, 3/15/35	300,000	222,583
Marathon Oil Corp.
5.900%, 3/15/18	750,000	684,745
7.500%, 2/15/19	500,000	503,745
6.600%, 10/1/37	100,000	79,555
Nexen, Inc.
6.400%, 5/15/37	300,000	212,780
Noble Energy, Inc.
8.250%, 3/1/19	1,873,000	1,918,499
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	558,248
ONEOK Partners LP
8.625%, 3/1/19	500,000	504,531
Pemex Project Funding Master Trust
6.625%, 6/15/35	300,000	214,500
Petrobras International Finance Co.
5.875%, 3/1/18	300,000	279,082
Petro-Canada
9.250%, 10/15/21	300,000	306,998
Plains All American Pipeline LP
6.500%, 5/1/18	500,000	432,162
Plains All American Pipeline LP/PAA Finance Corp.
6.650%, 1/15/37	100,000	72,480
Premcor Refining Group, Inc.
7.500%, 6/15/15	751,000	729,321
Shell International Finance B.V.
4.950%, 3/22/12	100,000	105,273
4.000%, 3/21/14	500,000	507,015
6.375%, 12/15/38	500,000	526,512
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	461,503
StatoilHydro ASA
7.150%, 1/15/29	100,000	106,356
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	78,447
6.500%, 6/15/38	250,000	180,551
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	1,000,000	1,043,411
7.250%, 8/15/38	600,000	560,782
6.350%, 5/15/67(l)	1,690,000	963,300
Valero Energy Corp.
6.875%, 4/15/12	3,230,000	3,259,884
4.750%, 6/15/13	100,000	91,103
9.375%, 3/15/19	150,000	154,856
6.625%, 6/15/37	100,000	70,688
Williams Cos., Inc.
7.125%, 9/1/11	$825,000	$820,875
8.750%, 3/15/32	600,000	544,500
XTO Energy, Inc.
7.500%, 4/15/12	300,000	314,202
6.500%, 12/15/18	600,000	596,099
6.750%, 8/1/37	600,000	546,070

		35,495,395

Total Energy		41,365,345

Financials (10.1%)
Capital Markets (2.5%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	600,000	612,414
Bear Stearns Cos., Inc.
5.350%, 2/1/12	600,000	593,718
5.700%, 11/15/14	300,000	285,128
5.550%, 1/22/17	1,705,000	1,433,573
6.400%, 10/2/17	1,500,000	1,459,869
Deutsche Bank AG/London
5.000%, 10/12/10	1,190,000	1,193,538
5.375%, 10/12/12	100,000	101,429
4.875%, 5/20/13	600,000	588,516
6.000%, 9/1/17	500,000	483,119
Goldman Sachs Group, Inc.
1.764%, 12/3/10(l)	20,000,000	20,183,260
1.379%, 3/15/11(l)	10,000,000	9,996,480
1.700%, 3/15/11	1,650,000	1,655,881
6.600%, 1/15/12	600,000	599,196
3.250%, 6/15/12	2,000,000	2,087,564
5.450%, 11/1/12	1,000,000	962,492
4.750%, 7/15/13	835,000	766,979
5.150%, 1/15/14	1,300,000	1,186,458
5.125%, 1/15/15	325,000	292,868
5.350%, 1/15/16	2,000,000	1,772,536
5.950%, 1/18/18	1,300,000	1,180,191
7.500%, 2/15/19	1,610,000	1,606,479
6.125%, 2/15/33	300,000	249,845
6.750%, 10/1/37	1,100,000	743,975
Merrill Lynch & Co., Inc.
4.790%, 8/4/10	600,000	545,515
6.150%, 4/25/13	600,000	504,358
6.050%, 5/16/16	1,448,000	888,195
6.875%, 4/25/18	900,000	703,884
7.750%, 5/14/38	1,300,000	771,711
Morgan Stanley
5.050%, 1/21/11	1,580,000	1,553,451
6.750%, 4/15/11	2,095,000	2,096,613
3.250%, 12/1/11	500,000	518,996
5.625%, 1/9/12	1,260,000	1,212,392
1.950%, 6/20/12	1,000,000	998,513
5.750%, 8/31/12	500,000	483,416
5.300%, 3/1/13	600,000	576,935
4.750%, 4/1/14	600,000	490,546
5.375%, 10/15/15	500,000	451,710
5.450%, 1/9/17	600,000	525,000
5.950%, 12/28/17	600,000	545,042
6.625%, 4/1/18	2,125,000	2,026,202
7.250%, 4/1/32	500,000	445,560
UBS Preferred Funding Trust I
8.622%, 10/29/49(l)	3,535,000	1,418,709

		66,792,256

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
Commercial Banks (2.9%)
American Express Bank FSB
3.150%, 12/9/11		$1,000,000	$1,033,282
American Express Centurion Bank
4.375%, 7/30/09		484,000	478,877
ANZ National International Ltd./New Zealand
6.200%, 7/19/13§		600,000	578,560
Bank of Scotland plc
4.625%, 11/4/11	GBP	1,984,000	3,002,169
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		$295,000	289,828
BankAmerica Capital II
8.000%, 12/15/26		691,000	291,936
Barclays Bank plc
8.550%, 9/29/49(l)§		4,180,000	1,504,800
2.875%, 12/23/11	GBP	1,185,000	1,712,681
5.450%, 9/12/12		$600,000	607,466
BB&T Corp.
4.900%, 6/30/17		500,000	433,894
Compass Bank
5.500%, 4/1/20		1,769,000	1,247,048
Credit Suisse/New York
5.000%, 5/15/13		2,000,000	1,932,562
6.000%, 2/15/18		600,000	523,321
HSBC Bank USA/New York
4.625%, 4/1/14		600,000	562,365
HSBC Holdings plc
6.500%, 5/2/36		600,000	495,231
6.500%, 9/15/37		750,000	613,761
6.800%, 6/1/38		350,000	297,616
Huntington National Bank
4.375%, 1/15/10		940,000	909,353
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	562,426
Key Bank N.A.
7.000%, 2/1/11		1,135,000	1,126,394
5.800%, 7/1/14		300,000	250,901
Korea Development Bank
4.625%, 9/16/10		900,000	885,344
5.300%, 1/17/13		600,000	556,562
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11		1,000,000	1,034,371
3.750%, 6/27/11		2,000,000	2,086,838
3.250%, 10/14/11		600,000	614,987
4.000%, 10/15/13		600,000	628,415
4.125%, 10/15/14		1,000,000	1,056,370
5.125%, 3/14/16		1,030,000	1,116,809
4.500%, 7/16/18		1,600,000	1,675,885
(Zero Coupon), 6/29/37		1,000,000	254,160
Landwirtschaftliche Rentenbank
4.125%, 7/15/13		600,000	625,007
5.125%, 2/1/17		1,495,000	1,613,672
Lloyds TSB Bank plc
4.000%, 11/17/11	GBP	324,000	483,491
M&I Marshall & Ilsley Bank
5.000%, 1/17/17		$1,310,000	905,987
Marshall & Ilsley Corp.
4.375%, 8/1/09		1,233,000	1,227,506
5.626%, 8/17/09		269,000	261,658
National City Bank/Ohio
6.250%, 3/15/11^		1,535,000	1,505,375
6.200%, 12/15/11		755,000	741,747
PNC Funding Corp.
5.625%, 2/1/17		750,000	690,552
Regions Bank/Alabama
3.250%, 12/9/11		$1,000,000	$1,040,693
Regions Financial Corp.
6.375%, 5/15/12		915,000	839,567
Resona Bank Ltd.
5.850%, 9/29/49(l)§		260,000	132,600
Royal Bank of Scotland Group plc
6.400%, 4/1/09		1,021,000	1,021,000
4.125%, 11/14/11	GBP	629,000	943,945
5.000%, 10/1/14		$600,000	378,848
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
6.299%, 5/15/17(m)		1,455,000	1,003,950
7.750%, 5/29/18§		7,325,000	5,224,923
SouthTrust Corp.
5.800%, 6/15/14		1,195,000	1,046,160
Sovereign Bank
8.750%, 5/30/18		500,000	402,500
Standard Chartered plc
6.409%, 12/31/49(l)§		1,710,000	778,050
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17		300,000	255,561
U.S. Bancorp
5.300%, 4/28/09		1,200,000	1,202,282
U.S. Bank N.A./Ohio
6.375%, 8/1/11		1,600,000	1,680,365
UBS AG/Connecticut
5.750%, 4/25/18		600,000	501,872
Union Planters Corp.
7.750%, 3/1/11		778,000	738,001
Wachovia Bank N.A.
4.875%, 2/1/15		600,000	492,979
6.600%, 1/15/38		1,500,000	1,186,282
Wachovia Corp.
5.300%, 10/15/11		1,100,000	1,085,895
5.500%, 5/1/13		1,840,000	1,696,578
5.750%, 2/1/18^		1,000,000	885,876
Wells Fargo & Co.
4.200%, 1/15/10		1,425,000	1,425,456
4.875%, 1/12/11		600,000	593,025
3.000%, 12/9/11		750,000	775,422
1.452%, 6/15/12(l)		10,000,000	10,026,040
4.375%, 1/31/13		1,000,000	932,051
5.625%, 12/11/17		1,000,000	912,412
Wells Fargo Bank N.A.
7.550%, 6/21/10		1,700,000	1,712,437

			75,333,977

Consumer Finance (0.5%)
American Express Co.
4.750%, 6/17/09		698,000	699,557
6.150%, 8/28/17		800,000	662,987
7.000%, 3/19/18		500,000	441,071
American Express Credit Corp.
5.875%, 5/2/13		300,000	263,393
American General Finance Corp.
5.375%, 9/1/09		615,000	448,137
4.875%, 7/15/12		600,000	239,291
Capital One Bank USA N.A.
5.000%, 6/15/09^		1,575,000	1,569,610
6.500%, 6/13/13		950,000	842,282
Capital One Financial Corp.
5.500%, 6/1/15		196,000	158,655
6.150%, 9/1/16		100,000	63,300
6.750%, 9/15/17^		500,000	417,163

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount		Value (Note 1)
HSBC Finance Corp.
4.625%, 9/15/10		$1,000,000	$902,187
5.250%, 1/14/11		600,000	514,348
7.000%, 5/15/12		660,000	529,783
6.375%, 11/27/12		600,000	484,471
5.000%, 6/30/15		600,000	444,596
5.500%, 1/19/16		500,000	374,983
International Lease Finance Corp.
5.750%, 6/15/11		800,000	519,718
6.625%, 11/15/13		600,000	332,340
5.650%, 6/1/14		168,000	87,536
SLM Corp.
5.400%, 10/25/11		1,061,000	657,820
5.375%, 1/15/13		1,565,000	858,742
5.375%, 5/15/14		1,260,000	652,930
8.450%, 6/15/18		100,000	54,013

			12,218,913

Diversified Financial Services (3.3%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13		600,000	580,364
Series 04-1
4.500%, 5/29/09		528,000	527,924
Bank of America Corp.
4.500%, 8/1/10		1,300,000	1,236,617
2.100%, 4/30/12		1,000,000	1,002,032
3.125%, 6/15/12		2,500,000	2,586,367
5.375%, 9/11/12		3,630,000	3,352,494
4.900%, 5/1/13^		2,200,000	1,976,225
5.625%, 10/14/16		1,300,000	1,102,817
5.650%, 5/1/18		1,500,000	1,251,405
7.250%, 10/15/25		100,000	62,397
Bank of America N.A.
5.300%, 3/15/17		300,000	220,447
Boeing Capital Corp.
6.500%, 2/15/12^		300,000	316,390
BP Capital Markets plc
4.750%, 3/10/19		250,000	245,958
Caterpillar Financial Services Corp.
4.500%, 6/15/09		637,000	637,802
5.050%, 12/1/10		300,000	305,940
4.900%, 8/15/13		300,000	285,545
6.125%, 2/17/14		500,000	485,561
7.150%, 2/15/19		750,000	685,987
CIT Group, Inc.
7.625%, 11/30/12^		2,240,000	1,648,709
5.850%, 9/15/16^		1,565,000	885,151
5.650%, 2/13/17		300,000	173,737
Citigroup, Inc.
5.125%, 2/14/11		2,100,000	1,928,245
2.125%, 4/30/12		2,000,000	2,006,736
5.500%, 4/11/13		4,600,000	4,041,431
6.500%, 8/19/13		990,000	909,726
5.000%, 9/15/14		300,000	198,870
5.850%, 8/2/16		600,000	481,798
6.125%, 11/21/17		750,000	650,254
6.125%, 5/15/18^		1,025,000	884,715
6.875%, 3/5/38^		1,000,000	871,831
Countrywide Home Loans, Inc.
4.000%, 3/22/11		24,000	21,358
Credit Suisse USA, Inc.
6.500%, 1/15/12		300,000	306,511
5.500%, 8/15/13^		372,000	367,280
5.850%, 8/16/16		1,000,000	956,204
General Electric Capital Corp.
1.411%, 3/11/11(l)		$15,500,000	$15,417,633
5.000%, 11/15/11		1,000,000	994,435
4.375%, 11/21/11		1,140,000	1,068,050
2.750%, 12/7/11	GBP	1,350,000	1,954,326
3.000%, 12/9/11		$1,500,000	1,544,460
5.875%, 2/15/12		1,300,000	1,290,479
2.200%, 6/8/12		1,000,000	1,006,457
6.000%, 6/15/12		1,000,000	985,926
5.250%, 10/19/12		1,300,000	1,251,532
4.800%, 5/1/13		600,000	562,302
5.625%, 5/1/18		4,165,000	3,621,555
6.750%, 3/15/32		200,000	162,180
5.875%, 1/14/38		1,000,000	714,286
6.875%, 1/10/39		1,500,000	1,223,385
John Deere Capital Corp.
7.000%, 3/15/12		1,100,000	1,171,291
2.875%, 6/19/12^		750,000	769,189
5.250%, 10/1/12		2,290,000	2,312,293
5.500%, 4/13/17		300,000	284,290
5.750%, 9/10/18		300,000	284,882
JPMorgan Chase & Co.
6.750%, 2/1/11		2,675,000	2,726,874
5.600%, 6/1/11		1,000,000	1,009,690
3.125%, 12/1/11^		1,500,000	1,554,118
6.625%, 3/15/12		1,300,000	1,269,761
2.125%, 6/22/12^		1,500,000	1,507,233
4.750%, 5/1/13		600,000	581,591
5.125%, 9/15/14		2,000,000	1,769,368
6.000%, 1/15/18		1,000,000	1,010,083
6.400%, 5/15/38		600,000	588,308
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49(l)		1,000,000	670,000
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18		100,000	91,411
8.000%, 3/1/32		600,000	554,618
Resona Preferred Global Securities Cayman Ltd.
7.191%, 12/29/49(l)§		475,000	218,500
Textron Financial Corp.
4.600%, 5/3/10		600,000	480,115
UFJ Finance Aruba AEC
6.750%, 7/15/13		755,000	776,796
Unilever Capital Corp.
7.125%, 11/1/10		300,000	322,499
4.800%, 2/15/19		500,000	498,185

			85,442,929

Insurance (0.5%)
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16		2,145,000	1,364,771
American International Group, Inc.
8.250%, 8/15/18§		900,000	385,106
Assurant, Inc.
5.625%, 2/15/14		495,000	414,995
Berkshire Hathaway Finance Corp.
5.000%, 8/15/13		1,000,000	1,028,349
5.400%, 5/15/18		1,000,000	993,287
Chubb Corp.
5.750%, 5/15/18		600,000	592,449
General Electric Global Insurance Holdings Corp.
7.000%, 2/15/26		3,435,000	2,605,468
Genworth Financial, Inc.
5.231%, 5/16/09^		346,000	339,536
6.515%, 5/22/18		1,840,000	591,372

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Liberty Mutual Group, Inc.
5.750%, 3/15/14§	$840,000	$647,378
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	600,000	529,063
MetLife, Inc.
5.000%, 6/15/15	600,000	493,663
5.700%, 6/15/35	300,000	207,247
Principal Life Income Funding Trusts
5.300%, 4/24/13	300,000	275,606
Prudential Financial, Inc.
5.150%, 1/15/13	710,000	527,733
5.100%, 9/20/14	300,000	224,630
6.000%, 12/1/17	276,000	182,272
5.700%, 12/14/36	200,000	96,082
Travelers Cos., Inc.
6.750%, 6/20/36	700,000	675,907
XL Capital Ltd.
5.250%, 9/15/14	1,250,000	819,048

		12,993,962

Real Estate Investment Trusts (REITs) (0.4%)
ERP Operating LP
5.250%, 9/15/14	1,615,000	1,295,744
5.125%, 3/15/16	600,000	473,435
HCP, Inc.
5.650%, 12/15/13	300,000	225,819
6.000%, 1/30/17	1,965,000	1,322,282
Health Care REIT, Inc.
6.200%, 6/1/16	1,700,000	1,312,888
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	2,802,000	2,091,009
ProLogis
5.625%, 11/15/15	800,000	407,766
Simon Property Group LP
5.000%, 3/1/12	2,620,000	2,230,212
5.625%, 8/15/14	1,520,000	1,219,022
5.250%, 12/1/16	300,000	223,459

		10,801,636

Specialized Finance (0.0%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	600,000	560,859
5.150%, 5/15/15	165,000	139,177

		700,036

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	756,000	628,970

Total Financials		264,912,679

Health Care (1.2%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14	300,000	307,486
6.400%, 2/1/39	500,000	480,660
Genentech, Inc.
5.250%, 7/15/35	300,000	250,716

		1,038,862

Health Care Equipment & Supplies (0.1%)
Baxter FinCo B.V.
4.750%, 10/15/10	1,791,000	1,848,828
Baxter International, Inc.
4.625%, 3/15/15	300,000	305,035
6.250%, 12/1/37	100,000	103,112
Covidien International Finance S.A.
6.000%, 10/15/17	$100,000	$101,423

		2,358,398

Health Care Providers & Services (0.3%)
Aetna, Inc.
6.000%, 6/15/16	300,000	290,916
6.750%, 12/15/37	500,000	418,353
Cardinal Health, Inc.
5.500%, 6/15/13	300,000	289,308
CIGNA Corp.
7.875%, 5/15/27	100,000	79,904
McKesson Corp.
6.500%, 2/15/14	500,000	517,172
Medco Health Solutions, Inc.
7.125%, 3/15/18	100,000	99,246
UnitedHealth Group, Inc.
4.125%, 8/15/09	580,000	580,542
5.250%, 3/15/11	2,165,000	2,183,524
6.000%, 2/15/18	500,000	480,380
6.875%, 2/15/38	500,000	443,530
WellPoint, Inc.
4.250%, 12/15/09	1,581,000	1,588,728
6.000%, 2/15/14	500,000	500,356
7.000%, 2/15/19	1,000,000	1,000,539
5.850%, 1/15/36	100,000	80,854

		8,553,352

Life Sciences Tools & Services (0.1%)
Fisher Scientific International, Inc.
6.750%, 8/15/14	522,000	525,949
6.125%, 7/1/15	1,606,000	1,595,073

		2,121,022

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	300,000	321,672
5.875%, 5/15/16	300,000	321,736
5.600%, 11/30/17	1,000,000	1,056,788
AstraZeneca plc
5.400%, 9/15/12	300,000	319,593
5.900%, 9/15/17	700,000	741,186
6.450%, 9/15/37	300,000	311,185
Bristol-Myers Squibb Co.
5.450%, 5/1/18	300,000	307,760
6.125%, 5/1/38	500,000	498,958
Eli Lilly & Co.
5.200%, 3/15/17	200,000	206,392
5.950%, 11/15/37	500,000	500,963
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	800,000	832,319
5.650%, 5/15/18	600,000	615,425
6.375%, 5/15/38	300,000	302,958
Johnson & Johnson
5.550%, 8/15/17	1,420,000	1,581,533
5.150%, 7/15/18	300,000	325,547
5.850%, 7/15/38^	600,000	625,846
Merck & Co., Inc.
6.400%, 3/1/28	300,000	309,370
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,000,000	1,015,322
Pfizer, Inc.
4.450%, 3/15/12	500,000	513,576
4.500%, 2/15/14	500,000	521,494
5.350%, 3/15/15	1,975,000	2,083,716
6.200%, 3/15/19	500,000	532,859
7.200%, 3/15/39	500,000	536,207

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Schering-Plough Corp.
6.000%, 9/15/17	$300,000	$309,283
6.550%, 9/15/37	500,000	508,424
Wyeth
5.500%, 3/15/13	300,000	312,345
5.500%, 2/1/14	1,427,000	1,498,944
5.500%, 2/15/16	750,000	762,812
6.000%, 2/15/36	100,000	93,318
5.950%, 4/1/37	500,000	470,868

		18,338,399

Total Health Care		32,410,033

Industrials (1.0%)
Aerospace & Defense (0.3%)
Boeing Co.
6.000%, 3/15/19	1,310,000	1,345,479
6.125%, 2/15/33	100,000	96,413
General Dynamics Corp.
4.250%, 5/15/13	300,000	310,527
Honeywell International, Inc.
4.250%, 3/1/13	800,000	824,312
5.000%, 2/15/19	850,000	848,649
Lockheed Martin Corp. Series B
6.150%, 9/1/36	350,000	353,694
Northrop Grumman Systems Corp.
7.125%, 2/15/11	100,000	106,702
7.750%, 2/15/31	350,000	423,047
Raytheon Co.
6.400%, 12/15/18	300,000	327,364
United Technologies Corp.
4.875%, 5/1/15	947,000	992,324
5.375%, 12/15/17	300,000	307,135
6.125%, 2/1/19	500,000	538,261
6.125%, 7/15/38	500,000	507,621

		6,981,528

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	500,000	526,228
United Parcel Service, Inc.
4.500%, 1/15/13	300,000	315,293
6.200%, 1/15/38	500,000	508,736

		1,350,257

Airlines (0.0%)
UAL Pass Through Trust Series 2007-1
6.636%, 7/2/22	614,480	411,702

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	1,000,000	705,101
8.125%, 7/15/18	100,000	77,972
Masco Corp.
4.800%, 6/15/15	1,700,000	1,095,521
6.125%, 10/3/16	1,590,000	1,020,425

		2,899,019

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc. Series B
7.125%, 5/15/16	500,000	466,250
Johns Hopkins University
5.250%, 7/1/19	225,000	222,719
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	96,094
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	$1,315,000	$986,672
Vanderbilt University
5.250%, 4/1/19	250,000	255,213
Waste Management, Inc.
6.875%, 5/15/09	825,000	826,953
5.000%, 3/15/14	100,000	95,480
6.100%, 3/15/18	500,000	472,322
7.000%, 7/15/28	500,000	443,598

		3,865,301

Electrical Equipment (0.0%)
Emerson Electric Co.
5.250%, 10/15/18^	100,000	103,874
4.875%, 10/15/19	750,000	758,321

		862,195

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	105,313
6.375%, 2/15/28	100,000	109,363
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	102,894
General Electric Co.
5.000%, 2/1/13	800,000	800,090
5.250%, 12/6/17	500,000	462,405
Hutchison Whampoa International Ltd.
7.450%, 11/24/33§	1,035,000	936,159
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	500,000	466,771
Philips Electronics N.V.
6.875%, 3/11/38	300,000	291,021
Tyco International Finance S.A.
6.000%, 11/15/13	1,160,000	1,091,396
8.500%, 1/15/19	760,000	784,463

		5,149,875

Machinery (0.0%)
Caterpillar, Inc.
6.050%, 8/15/36	100,000	85,795
Danaher Corp.
5.625%, 1/15/18	600,000	616,042
Dover Corp.
6.600%, 3/15/38	100,000	107,900

		809,737

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18^	500,000	493,459
6.150%, 5/1/37	100,000	91,780
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	99,548
Canadian National Railway Co.
6.200%, 6/1/36	350,000	350,421
Canadian Pacific Railway Co.
6.500%, 5/15/18	300,000	269,867
CSX Corp.
6.250%, 4/1/15	100,000	90,906
7.375%, 2/1/19	500,000	463,222
6.150%, 5/1/37	100,000	70,692
Norfolk Southern Corp.
6.200%, 4/15/09	640,000	640,146
7.700%, 5/15/17	200,000	223,089
5.750%, 4/1/18	500,000	496,885
Union Pacific Corp.
6.500%, 4/15/12	300,000	312,364
6.125%, 2/15/20^	500,000	486,679

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.150%, 5/1/37	$100,000	$93,433

		4,182,491

Total Industrials		26,512,105

Information Technology (0.7%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.250%, 2/22/11	1,770,000	1,871,419
5.500%, 2/22/16	200,000	211,627
4.950%, 2/15/19	500,000	491,933
5.900%, 2/15/39	500,000	459,408
Motorola, Inc.
7.625%, 11/15/10	122,000	115,929
6.000%, 11/15/17	300,000	232,653
7.500%, 5/15/25	145,000	94,685
6.500%, 9/1/25	895,000	568,328

		4,045,982

Computers & Peripherals (0.2%)
Dell, Inc.
6.500%, 4/15/38	300,000	240,518
Hewlett-Packard Co.
4.500%, 3/1/13	600,000	617,033
4.750%, 6/2/14	1,000,000	1,010,927
International Business Machines Corp.
4.750%, 11/29/12	300,000	317,972
5.700%, 9/14/17	1,500,000	1,553,808
5.875%, 11/29/32^	100,000	97,192
8.000%, 10/15/38	500,000	594,168

		4,431,618

IT Services (0.1%)
Computer Sciences Corp.
5.500%, 3/15/13§	760,000	737,864
Electronic Data Systems Corp.
7.450%, 10/15/29	1,415,000	1,537,402
Series B
6.000%, 8/1/13	1,219,000	1,291,072

		3,566,338

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	3,705,000	2,609,320
Xerox Corp.
7.625%, 6/15/13	295,000	263,249
6.350%, 5/15/18	300,000	223,500

		3,096,069

Software (0.1%)
Oracle Corp.
5.000%, 1/15/11	2,075,000	2,175,412
5.750%, 4/15/18	800,000	834,895

		3,010,307

Total Information Technology		18,150,314

Materials (1.0%)
Chemicals (0.2%)
Dow Chemical Co.
7.375%, 11/1/29	100,000	64,470
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	300,000	310,728
5.875%, 1/15/14	841,000	889,035
5.250%, 12/15/16	100,000	100,415
6.000%, 7/15/18	1,150,000	1,154,746
Monsanto Co.
7.375%, 8/15/12	300,000	332,122
5.125%, 4/15/18^	100,000	100,970
5.875%, 4/15/38	$300,000	$288,105
PPG Industries, Inc.
5.750%, 3/15/13	1,685,000	1,715,847
Praxair, Inc.
4.625%, 3/30/15	500,000	518,963
Rohm & Haas Co.
5.600%, 3/15/13	800,000	748,972

		6,224,373

Construction Materials (0.0%)
Lafarge S.A.
6.150%, 7/15/11	783,000	689,040

Containers & Packaging (0.1%)
Packaging Corp. of America
5.750%, 8/1/13	1,675,000	1,545,499

Metals & Mining (0.5%)
Alcoa, Inc.
6.000%, 7/15/13^	300,000	239,449
6.750%, 7/15/18	1,500,000	1,009,173
5.900%, 2/1/27	300,000	168,087
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	232,863
6.125%, 6/1/18	2,920,000	2,112,477
Barrick Gold Corp.
6.950%, 4/1/19	250,000	251,141
Barrick N.A. Finance LLC
7.500%, 9/15/38	300,000	287,356
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	300,000	292,869
5.500%, 4/1/14	500,000	503,447
7.250%, 3/1/16	862,000	886,215
5.400%, 3/29/17	500,000	478,520
6.500%, 4/1/19	500,000	507,279
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	605,000	579,287
8.375%, 4/1/17	500,000	467,500
Ispat Inland ULC
9.750%, 4/1/14	510,000	464,100
Nucor Corp.
5.750%, 12/1/17	300,000	300,176
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	300,000	269,015
6.500%, 7/15/18	2,410,000	2,109,138
7.125%, 7/15/28	700,000	574,709
United States Steel Corp.
5.650%, 6/1/13	1,364,000	1,030,052
Vale Overseas Ltd.
6.250%, 1/23/17	1,000,000	985,604
6.875%, 11/21/36	600,000	518,123

		14,266,580

Paper & Forest Products (0.2%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	359,000	372,683
International Paper Co.
7.400%, 6/15/14	1,670,000	1,377,658
5.300%, 4/1/15	1,915,000	1,347,074
Westvaco Corp.
8.200%, 1/15/30	1,130,000	890,848
Weyerhaeuser Co.
6.950%, 10/1/27	100,000	65,083
7.375%, 3/15/32	300,000	200,467

		4,253,813

Total Materials		26,979,305

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.4%)
AT&T Corp.
7.300%, 11/15/11	$1,500,000	$1,611,762
8.000%, 11/15/31	400,000	434,474
AT&T, Inc.
4.125%, 9/15/09	770,000	777,082
4.950%, 1/15/13	300,000	304,337
4.850%, 2/15/14	500,000	504,760
5.100%, 9/15/14	300,000	301,010
5.625%, 6/15/16	600,000	601,316
5.800%, 2/15/19	850,000	832,092
6.500%, 9/1/37	250,000	225,606
6.300%, 1/15/38	700,000	614,678
6.400%, 5/15/38	300,000	266,912
6.550%, 2/15/39	750,000	680,237
BellSouth Capital Funding Corp.
7.875%, 2/15/30	1,000,000	1,021,026
British Telecommunications plc
8.625%, 12/15/10	2,700,000	2,809,966
9.125%, 12/15/30	500,000	454,456
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	750,000	747,715
8.750%, 6/15/30	700,000	747,815
Embarq Corp.
6.738%, 6/1/13	2,010,000	1,874,325
7.082%, 6/1/16	1,665,000	1,498,500
7.995%, 6/1/36	100,000	75,000
France Telecom S.A.
7.750%, 3/1/11	600,000	642,595
8.500%, 3/1/31	250,000	315,201
Koninklijke KPN N.V.
8.000%, 10/1/10	750,000	775,916
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,970,000	1,788,199
Qwest Corp.
7.875%, 9/1/11	1,540,000	1,516,900
8.875%, 3/15/12	2,485,000	2,453,938
7.500%, 10/1/14	285,000	259,350
Telecom Italia Capital S.A.
4.000%, 1/15/10	2,405,000	2,368,403
5.250%, 11/15/13	300,000	269,411
5.250%, 10/1/15	600,000	505,892
7.721%, 6/4/38	350,000	291,110
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,200,000	1,240,720
7.045%, 6/20/36	500,000	513,764
Verizon Communications, Inc.
7.250%, 12/1/10	600,000	633,889
7.375%, 9/1/12	600,000	648,477
5.250%, 4/15/13	1,755,000	1,791,479
5.500%, 2/15/18	1,000,000	952,325
7.750%, 12/1/30	700,000	713,205
6.400%, 2/15/38	1,350,000	1,223,847
6.900%, 4/15/38	100,000	96,718
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	545,000	559,963

		35,944,371

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35	100,000	80,329
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	660,000	705,213
8.125%, 5/1/12	$1,950,000	$2,125,904
8.750%, 3/1/31	1,660,000	1,820,451
Rogers Communications, Inc.
6.800%, 8/15/18	600,000	599,687
7.500%, 8/15/38^	100,000	99,166
U.S. Cellular Corp.
6.700%, 12/15/33	905,000	684,175
Verizon Wireless Capital LLC
8.500%, 11/15/18§	750,000	856,741
Vodafone Group plc
7.750%, 2/15/10	1,475,000	1,530,435
5.500%, 6/15/11	1,385,000	1,433,922
5.000%, 12/16/13	300,000	304,015
5.625%, 2/27/17^	600,000	594,653
6.150%, 2/27/37	500,000	471,439

		11,306,130

Total Telecommunication Services		47,250,501

Utilities (1.7%)
Electric Utilities (1.3%)
Appalachian Power Co.
7.000%, 4/1/38	250,000	220,195
Baltimore Gas & Electric Co.
6.125%, 7/1/13	500,000	498,965
Carolina Power & Light Co.
6.500%, 7/15/12	1,480,000	1,563,367
6.300%, 4/1/38	500,000	515,597
CenterPoint Energy Houston Electric LLC Series U
7.000%, 3/1/14	1,000,000	1,042,870
Columbus Southern Power Co. Series C
5.500%, 3/1/13	300,000	303,366
Commonwealth Edison Co.
6.450%, 1/15/38	600,000	527,909
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	1,000,000	1,063,673
Series 07-A
6.300%, 8/15/37	100,000	92,680
Series 08-B
6.750%, 4/1/38	100,000	97,884
Duke Energy Carolinas LLC
6.050%, 4/15/38	500,000	502,032
Series C
7.000%, 11/15/18	650,000	746,318
Duke Energy Corp.
5.650%, 6/15/13	600,000	615,063
Duke Energy Indiana, Inc.
6.450%, 4/1/39	155,000	158,751
Duke Energy Ohio, Inc.
5.700%, 9/15/12	300,000	306,304
5.450%, 4/1/19	500,000	504,370
Exelon Corp.
6.750%, 5/1/11	655,000	663,682
4.900%, 6/15/15	300,000	254,723
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	89,418
FirstEnergy Corp. Series B
6.450%, 11/15/11	2,730,000	2,732,473
Series C
7.375%, 11/15/31	975,000	793,430

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Florida Power & Light Co.
5.950%, 2/1/38	$350,000	$353,836
5.960%, 4/1/39	175,000	177,209
FPL Group Capital, Inc.
5.625%, 9/1/11	905,000	961,831
Georgia Power Co.
5.950%, 2/1/39	750,000	737,589
Indiana Michigan Power Co.
7.000%, 3/15/19	1,000,000	976,506
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	88,612
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	1,430,000	1,484,590
6.125%, 4/1/36	300,000	266,045
5.950%, 5/15/37	100,000	86,395
6.500%, 9/15/37	300,000	277,431
Nevada Power Co.
6.500%, 8/1/18	300,000	287,126
Northern States Power Co.
5.250%, 3/1/18	300,000	305,629
Oncor Electric Delivery Co.
6.375%, 5/1/12	100,000	98,890
7.000%, 9/1/22	1,000,000	932,525
Pacific Gas & Electric Co.
4.800%, 3/1/14	1,270,000	1,276,678
8.250%, 10/15/18	1,000,000	1,178,586
6.050%, 3/1/34	300,000	293,563
Pacificorp
5.650%, 7/15/18	500,000	516,879
PacifiCorp
6.000%, 1/15/39	300,000	296,276
Pepco Holdings, Inc.
6.450%, 8/15/12	500,000	500,279
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	87,881
Progress Energy, Inc.
7.100%, 3/1/11	571,000	591,952
Public Service Co. of Colorado
7.875%, 10/1/12	450,000	503,571
6.500%, 8/1/38	500,000	536,428
Public Service Electric & Gas Co.
5.375%, 9/1/13	300,000	310,651
5.300%, 5/1/18	500,000	504,063
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	99,047
Southern California Edison Co.
5.750%, 3/15/14	600,000	648,730
Series 08-A
5.950%, 2/1/38	100,000	99,038
Southern Co. Series A
5.300%, 1/15/12	1,130,000	1,178,005
Southern Natural Gas Co.
5.900%, 4/1/17^§	500,000	435,750
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	3,950,000	3,906,384
Toledo Edison Co.
6.150%, 5/15/37	500,000	352,260
Union Electric Co.
6.700%, 2/1/19	300,000	285,756
8.450%, 3/15/39	200,000	201,732
Virginia Electric & Power Co.
8.875%, 11/15/38	300,000	366,766
Series A
4.750%, 3/1/13	300,000	302,887
6.000%, 5/15/37	$100,000	$95,809

		34,896,255

Gas Utilities (0.0%)
Oneok, Inc.
6.000%, 6/15/35	100,000	68,352

Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.500%, 7/18/17	600,000	669,850
6.150%, 1/15/38	1,500,000	1,773,193

		2,443,043

Multi-Utilities (0.3%)
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	500,000	423,539
Series B
7.875%, 4/1/13	300,000	307,149
DCP Midstream LLC
7.875%, 8/16/10	400,000	405,441
Dominion Resources, Inc.
8.875%, 1/15/19	500,000	566,048
Series A
5.000%, 12/1/14	300,000	289,543
Series B
5.950%, 6/15/35	100,000	84,626
DTE Energy Co.
6.350%, 6/1/16	300,000	259,559
National Grid plc
6.300%, 8/1/16	500,000	486,091
NiSource Finance Corp.
7.875%, 11/15/10	660,000	648,548
6.800%, 1/15/19	1,385,000	1,113,016
5.450%, 9/15/20	100,000	73,274
Sempra Energy
6.000%, 2/1/13	300,000	304,798
Veolia Environnement
6.000%, 6/1/18	885,000	837,787
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	765,000	451,350

		6,250,769

Total Utilities		43,658,419

Total Corporate Bonds		592,296,510

Government Securities (73.5%)
Foreign Governments (1.8%)
Eksportfinans A/S
5.500%, 5/25/16	$4,910,000	5,180,467
Export Development Canada
3.500%, 5/16/13	600,000	630,355
Federative Republic of Brazil
10.250%, 6/17/13	1,000,000	1,202,500
8.000%, 1/15/18	750,000	818,250
8.875%, 10/14/19	800,000	940,000
8.875%, 4/15/24	600,000	691,500
10.125%, 5/15/27	600,000	768,000
8.250%, 1/20/34	5,985,000	6,633,175
Oesterreichische Kontrollbank AG
2.875%, 3/15/11	600,000	609,780
4.750%, 10/16/12	800,000	859,762
5.000%, 4/25/17	500,000	559,497
Province of Manitoba
5.000%, 2/15/12	600,000	639,034
Province of Nova Scotia
5.125%, 1/26/17	300,000	320,655

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Province of Ontario
2.625%, 1/20/12	$1,500,000	$1,507,915
4.950%, 6/1/12	500,000	531,850
4.950%, 11/28/16	600,000	641,882
Province of Quebec
4.875%, 5/5/14^	600,000	641,656
4.625%, 5/14/18^	600,000	596,403
7.125%, 2/9/24	500,000	597,532
7.500%, 9/15/29	500,000	644,476
Republic of Indonesia
11.625%, 3/4/19^§	3,287,000	3,574,613
Republic of Italy
3.500%, 7/15/11	1,600,000	1,619,803
4.375%, 6/15/13	1,000,000	1,017,102
5.250%, 9/20/16	1,300,000	1,345,708
6.875%, 9/27/23	500,000	570,183
Republic of Peru
8.375%, 5/3/16	750,000	832,875
7.125%, 3/30/19	3,910,000	3,962,785
6.550%, 3/14/37	300,000	268,500
Republic of South Africa
5.875%, 5/30/22	700,000	626,500
Russian Federation
7.500%, 3/31/30(e)(m)	4,218,900	3,978,127
State of Israel
5.125%, 3/1/14	100,000	108,500
5.125%, 3/26/19	450,000	446,855
Svensk Exportkredit AB
5.125%, 3/1/17	300,000	311,624
United Mexican States
6.375%, 1/16/13	300,000	316,500
5.875%, 2/17/14	750,000	774,375
5.625%, 1/15/17^	1,100,000	1,075,800
8.300%, 8/15/31	700,000	775,950
6.050%, 1/11/40	600,000	513,000

		47,133,489

Supranational (0.8%)
Asian Development Bank
3.000%, 2/15/11	600,000	614,077
4.250%, 10/20/14	600,000	643,512
5.500%, 6/27/16	1,375,000	1,586,716
European Investment Bank
3.250%, 2/15/11^	2,500,000	2,574,225
3.125%, 7/15/11	2,300,000	2,375,261
3.250%, 5/15/13	1,000,000	1,028,042
4.250%, 7/15/13	1,600,000	1,683,850
4.875%, 1/17/17	600,000	632,093
5.125%, 5/30/17	1,300,000	1,411,624
4.875%, 2/15/36	725,000	714,805
Inter-American Development Bank
4.375%, 9/20/12	600,000	636,071
3.500%, 3/15/13	1,000,000	1,022,417
5.125%, 9/13/16	1,840,000	1,995,625
International Bank for Reconstruction & Development
5.000%, 4/1/16	600,000	652,745
9.250%, 7/15/17	865,000	1,196,324
4.750%, 2/15/35	100,000	98,547
Japan Finance Corp.
4.250%, 6/18/13	600,000	616,597
Nordic Investment Bank
3.625%, 6/17/13	600,000	620,023
5.000%, 2/1/17	$1,540,000	$1,743,523

		21,846,077

U.S. Government Agencies (41.1%)
Federal Farm Credit Bank
3.875%, 8/25/11^	100,000	105,140
4.100%, 5/15/13	100,000	100,348
Federal Home Loan Bank
2.375%, 4/30/10^	3,200,000	3,246,842
3.375%, 8/13/10	4,000,000	4,120,464
3.375%, 10/20/10	3,200,000	3,304,886
3.625%, 7/1/11	5,000,000	5,218,810
5.375%, 8/19/11	2,300,000	2,489,941
5.125%, 8/14/13^	1,300,000	1,446,925
4.000%, 9/6/13	1,600,000	1,706,291
5.500%, 8/13/14	1,300,000	1,481,182
4.750%, 12/16/16	500,000	543,713
5.000%, 11/17/17	12,895,000	14,089,296
5.500%, 7/15/36	300,000	342,577
Federal Home Loan Mortgage Corp.
4.125%, 7/12/10	8,400,000	8,744,728
2.000%, 2/25/11	1,000,000	1,002,567
3.250%, 2/25/11	10,000,000	10,322,170
2.000%, 3/16/11	2,000,000	2,001,480
1.625%, 4/26/11	950,000	952,804
3.600%, 5/20/11	100,000	100,333
3.875%, 6/29/11	6,700,000	7,043,268
2.125%, 3/23/12	3,000,000	3,022,734
4.125%, 12/21/12	32,715,000	35,126,586
2.500%, 4/8/13	650,000	650,460
4.500%, 7/15/13^	3,300,000	3,598,439
2.500%, 1/7/14^	2,000,000	2,001,402
4.500%, 1/15/14	5,000,000	5,467,380
3.250%, 2/18/14	2,500,000	2,506,095
3.250%, 3/3/14	2,000,000	2,003,328
5.000%, 7/15/14	2,000,000	2,242,950
4.750%, 11/17/15	3,000,000	3,321,873
5.000%, 4/18/17	400,000	436,890
5.000%, 4/30/18	100,000	100,215
4.875%, 6/13/18^	6,500,000	7,208,201
3.750%, 3/27/19	725,000	734,737
4.500%, 12/1/19	7,750,925	8,027,697
5.000%, 12/1/21	6,726,245	6,997,958
5.500%, 8/1/22	1,195,012	1,247,568
5.500%, 2/1/23	441,705	461,036
5.500%, 4/1/23	246,532	257,322
5.500%, 7/1/23	570,555	595,526
5.500%, 8/1/23	643,987	672,171
5.500%, 12/1/23	740,939	773,368
4.000%, 2/1/24	996,885	1,013,745
6.750%, 3/15/31	600,000	800,315
6.250%, 7/15/32	300,000	381,213
5.500%, 1/1/35	3,007,147	3,129,929
5.500%, 7/1/35	7,090,468	7,391,051
4.500%, 8/1/35	2,446,446	2,500,775
4.500%, 9/1/35	2,172,402	2,220,645
4.500%, 10/1/35	4,767,529	4,873,402
5.000%, 11/1/35	12,247,601	12,663,469
5.000%, 10/1/36	19,202,264	19,833,276
5.500%, 12/1/36	451,554	469,074
5.755%, 12/1/36(l)	7,325,502	7,603,540
7.000%, 2/1/37	12,426,025	13,203,005
5.500%, 3/1/37	1,548,445	1,608,436
4.500%, 4/1/37	2,020,140	2,072,506
5.922%, 5/1/37(l)	5,690,227	5,919,524

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 5/1/37	$854,094	$893,905
5.500%, 11/1/37	470,193	488,409
5.235%, 1/1/38(l)	10,229,899	10,545,375
4.500%, 6/1/38	7,143,590	7,302,228
5.500%, 7/1/38	19,899,511	20,670,468
6.000%, 7/1/38	2,877,231	3,011,181
5.500%, 8/1/38	2,909,357	3,022,073
6.000%, 8/1/38	845,781	885,156
5.000%, 9/1/38	9,603,538	9,915,581
5.500%, 9/1/38	1,000,001	1,038,743
6.000%, 9/1/38	765,055	800,672
5.500%, 10/1/38	5,000,003	5,193,716
6.000%, 10/1/38	100,000	104,656
5.000%, 11/1/38	2,990,012	3,093,407
5.500%, 11/1/38	5,926,041	6,155,631
6.000%, 11/1/38	22,982,462	24,052,413
4.500%, 4/15/24 TBA	7,000,000	7,201,250
5.000%, 4/15/24 TBA	10,000,000	10,365,620
5.500%, 4/15/24 TBA	3,000,000	3,127,500
6.000%, 4/15/24 TBA	1,000,000	1,047,188
4.500%, 4/15/39 TBA	8,000,000	8,165,000
5.000%, 4/15/39 TBA	3,000,000	3,093,750
5.500%, 4/15/39 TBA	27,500,000	28,531,250
6.000%, 4/15/39 TBA	25,000,000	26,132,800
6.500%, 4/15/39 TBA	12,000,000	12,648,744
Federal National Mortgage Association
3.000%, 4/28/10	100,000	100,156
2.375%, 5/20/10	1,600,000	1,624,237
3.250%, 8/12/10	3,300,000	3,394,340
2.000%, 2/11/11	2,000,000	2,006,066
2.000%, 3/2/11	2,000,000	2,005,450
5.500%, 3/15/11	1,500,000	1,617,965
1.750%, 3/23/11^	5,000,000	5,032,175
2.000%, 4/1/11	1,250,000	1,253,256
6.000%, 5/15/11^	51,965,000	56,989,184
2.000%, 1/9/12	3,000,000	3,030,240
5.000%, 2/16/12	2,600,000	2,841,137
2.500%, 2/17/12	2,500,000	2,515,693
4.625%, 10/15/13^	5,200,000	5,709,933
2.750%, 2/5/14	3,000,000	3,044,049
4.000%, 3/10/16	2,000,000	2,023,196
5.000%, 2/13/17	3,300,000	3,611,616
5.000%, 5/11/17^	1,600,000	1,775,410
4.500%, 4/1/23	11,521,383	11,876,337
5.000%, 4/1/23	883,904	917,765
5.500%, 5/1/23	5,769,932	6,022,462
4.500%, 6/1/23	3,698,222	3,812,159
5.000%, 6/1/23	6,985,325	7,252,921
5.000%, 7/1/23	1,115,897	1,158,645
5.000%, 8/1/23	7,583,346	7,873,852
6.000%, 12/1/23	1,936,262	2,029,194
4.000%, 2/1/24	3,479,158	3,542,000
9.000%, 8/1/26	4,696	5,197
6.500%, 12/1/28	3,507,694	3,740,593
6.250%, 5/15/29	19,700,000	24,649,467
7.125%, 1/15/30	600,000	824,423
6.625%, 11/15/30	3,000,000	3,936,789
5.500%, 4/1/33	10,854,461	11,313,231
5.500%, 7/1/33	4,015,406	4,185,120
5.000%, 11/1/33	8,934,690	9,249,498
5.500%, 4/1/34	1,799,254	1,875,301
5.500%, 5/1/34	1,082,113	1,127,849
5.500%, 11/1/34	5,337,563	5,556,487
5.500%, 2/1/35	8,793,831	9,165,508
6.000%, 4/1/35	11,662,149	12,244,004
4.500%, 8/1/35	$6,358,592	$6,506,939
5.000%, 8/1/35	9,964,224	10,304,409
4.500%, 9/1/35	6,167,348	6,320,214
5.000%, 11/1/35	2,953,276	3,054,103
5.500%, 12/1/35	11,989,162	12,469,665
5.491%, 1/1/36(l)	5,354,260	5,545,602
5.000%, 2/1/36	21,045,721	21,764,235
5.500%, 3/1/36	14,825,197	15,419,363
6.000%, 3/1/36	20,891,226	21,858,466
5.500%, 6/1/36	34,128,334	35,464,139
5.000%, 7/1/36	7,847,370	8,116,510
6.000%, 9/1/36	1,881,975	1,969,108
5.500%, 1/1/37	5,000,010	5,195,713
5.932%, 2/1/37(l)	3,891,132	4,040,093
5.500%, 3/1/37	4,348,404	4,522,679
6.000%, 3/1/37	28,542	29,863
6.000%, 7/1/37	1,025,544	1,072,326
6.000%, 8/1/37	460,159	481,150
5.388%, 9/1/37(l)	2,483,369	2,562,632
6.000%, 9/1/37	1,000,000	1,045,617
5.636%, 10/1/37(l)	5,234,465	5,437,507
6.000%, 10/1/37	1,764,616	1,845,114
6.000%, 11/1/37	18,965,076	19,830,216
4.500%, 3/1/38	34,388	35,183
5.500%, 3/1/38	4,999,998	5,194,639
6.000%, 5/1/38	28,670	29,978
4.500%, 6/1/38	71,047	72,689
4.953%, 7/1/38(l)	8,386,136	8,568,801
5.500%, 7/1/38	29,999,998	31,167,841
6.000%, 9/1/38	3,688,148	3,856,393
6.000%, 11/1/38	3,260,011	3,408,725
4.500%, 1/1/39	33,343	34,111
5.395%, 1/1/39(l)	1,339,373	1,368,961
5.548%, 1/1/39(l)	4,971,020	5,162,025
4.500%, 3/1/39	2,357,932	2,412,206
5.000%, 3/1/39	4,981,434	5,145,775
6.000%, 4/25/24 TBA	3,000,000	3,139,686
4.000%, 4/25/39 TBA	4,000,000	4,021,562
5.000%, 4/25/39 TBA	24,500,000	25,280,938
6.500%, 4/25/39 TBA	21,500,000	22,642,188
Government National Mortgage Association
8.500%, 10/15/17	2,206	2,376
8.500%, 11/15/17	7,798	8,400
8.000%, 7/15/26	677	735
6.500%, 9/15/36	291,387	306,206
6.500%, 5/15/37	521,230	547,575
6.500%, 9/15/37	404,851	425,314
6.500%, 10/15/37	293,374	308,202
6.000%, 1/15/38	56,178	58,774
5.500%, 2/15/38	14,178,633	14,794,517
6.000%, 4/15/38	42,939	44,923
6.500%, 6/15/38	489,159	513,807
6.000%, 7/15/38	2,662,255	2,785,259
6.000%, 8/15/38	1,999,999	2,092,404
6.500%, 8/15/38	2,666,017	2,800,352
6.000%, 9/15/38	1,639,625	1,715,380
6.500%, 9/15/38	1,588,770	1,668,826
6.000%, 10/15/38	7,388,839	7,730,222
6.000%, 11/15/38	2,764,059	2,891,765
5.500%, 1/15/39	3,000,200	3,126,629
6.000%, 1/15/39	125,603	131,407
4.500%, 4/15/39 TBA	3,000,000	3,068,436
5.000%, 4/15/39 TBA	14,500,000	15,034,688
5.500%, 4/15/39 TBA	15,500,000	16,129,687
6.000%, 4/15/39 TBA	10,000,000	10,446,880

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 4/15/39 TBA	$4,000,000	$4,196,248

		1,077,147,603

U.S. Treasuries (29.8%)
U.S. Treasury Bonds
11.250%, 2/15/15	4,700,000	7,091,492
9.875%, 11/15/15	6,500,000	9,518,945
9.250%, 2/15/16	5,000,000	7,195,705
7.250%, 5/15/16	3,300,000	4,349,040
7.500%, 11/15/16^	1,000,000	1,342,578
8.750%, 5/15/17	2,000,000	2,885,000
9.125%, 5/15/18^	1,000,000	1,513,359
9.000%, 11/15/18	2,000,000	3,031,094
8.875%, 2/15/19	3,500,000	5,280,625
8.125%, 8/15/19	3,300,000	4,785,000
8.500%, 2/15/20	1,500,000	2,239,687
8.750%, 8/15/20	7,300,000	11,137,062
0.000%, 2/15/21 PO STRIPS	23,585,000	15,460,604
7.875%, 2/15/21	1,000,000	1,450,156
8.125%, 5/15/21	1,500,000	2,222,813
8.125%, 8/15/21^	1,000,000	1,486,406
7.125%, 2/15/23	1,000,000	1,406,250
7.625%, 2/15/25	2,000,000	3,053,124
6.000%, 2/15/26	2,000,000	2,635,000
6.750%, 8/15/26	2,700,000	3,840,750
6.625%, 2/15/27^	1,900,000	2,675,734
6.125%, 11/15/27	2,500,000	3,360,938
5.500%, 8/15/28^	6,300,000	7,950,795
5.250%, 11/15/28	1,500,000	1,845,000
5.250%, 2/15/29	4,300,000	5,295,046
6.125%, 8/15/29	4,100,000	5,581,125
6.250%, 5/15/30	3,000,000	4,163,436
5.375%, 2/15/31	2,000,000	2,521,562
4.500%, 2/15/36	14,820,000	17,075,426
4.750%, 2/15/37	1,300,000	1,557,563
5.000%, 5/15/37	1,200,000	1,492,874
4.375%, 2/15/38^	2,200,000	2,499,064
4.500%, 5/15/38	2,400,000	2,802,000
3.500%, 2/15/39^	3,800,000	3,754,894
U.S. Treasury Notes
2.125%, 1/31/10	144,040,000	145,891,202
2.125%, 4/30/10	13,000,000	13,215,826
2.625%, 5/31/10	3,000,000	3,069,960
3.875%, 7/15/10	3,300,000	3,440,893
2.375%, 8/31/10	16,000,000	16,391,872
2.000%, 9/30/10	3,200,000	3,263,875
4.250%, 10/15/10	5,000,000	5,284,570
1.500%, 10/31/10^	2,600,000	2,630,976
0.875%, 12/31/10	5,000,000	5,009,180
0.875%, 1/31/11^	7,000,000	7,015,330
0.875%, 2/28/11^	5,000,000	5,009,550
4.500%, 2/28/11	8,000,000	8,561,248
0.875%, 3/31/11	10,000,000	10,013,280
4.750%, 3/31/11	2,500,000	2,697,655
4.875%, 4/30/11^	21,000,000	22,757,112
4.875%, 5/31/11	15,500,000	16,851,414
5.125%, 6/30/11	14,300,000	15,678,606
4.875%, 7/31/11	5,000,000	5,465,235
5.000%, 8/15/11^	6,000,000	6,594,372
4.625%, 8/31/11	10,000,000	10,887,500
4.500%, 9/30/11	5,800,000	6,305,690
4.500%, 11/30/11	6,600,000	7,207,405
1.125%, 12/15/11^	11,500,000	11,529,647
4.625%, 12/31/11	3,300,000	3,622,522
4.875%, 2/15/12	3,300,000	3,655,780
4.500%, 3/31/12	$3,300,000	$3,624,327
4.750%, 5/31/12	5,000,000	5,544,920
3.000%, 7/15/12 TIPS	6,535,000	8,165,805
4.625%, 7/31/12	600,000	665,578
4.000%, 11/15/12	3,300,000	3,617,625
3.625%, 12/31/12	31,260,000	33,880,463
3.875%, 2/15/13	5,300,000	5,805,986
2.750%, 2/28/13^	4,000,000	4,215,000
3.125%, 4/30/13	2,500,000	2,675,195
3.500%, 5/31/13^	2,000,000	2,168,906
3.375%, 7/31/13	3,000,000	3,245,625
4.250%, 8/15/13^	13,500,000	15,126,332
3.125%, 9/30/13^	4,300,000	4,605,033
2.750%, 10/31/13	3,000,000	3,164,064
2.000%, 11/30/13	6,000,000	6,123,750
1.500%, 12/31/13	7,000,000	6,982,500
1.750%, 1/31/14	31,685,000	31,900,458
4.000%, 2/15/14^	4,000,000	4,450,312
1.875%, 2/28/14	16,500,000	16,680,510
1.750%, 3/31/14	10,000,000	10,034,380
4.750%, 5/15/14^	6,000,000	6,928,128
4.250%, 8/15/14	3,600,000	4,074,750
4.250%, 11/15/14	3,500,000	3,972,500
4.000%, 2/15/15	1,700,000	1,901,610
4.125%, 5/15/15	8,000,000	9,035,624
4.250%, 8/15/15	3,300,000	3,759,937
4.500%, 2/15/16	5,000,000	5,768,750
4.875%, 8/15/16	1,600,000	1,882,626
4.625%, 2/15/17	1,600,000	1,859,000
4.500%, 5/15/17	4,000,000	4,605,312
4.750%, 8/15/17	2,800,000	3,275,126
4.250%, 11/15/17^	15,585,000	17,679,234
3.500%, 2/15/18^	7,000,000	7,511,875
3.875%, 5/15/18^	5,800,000	6,398,125
4.000%, 8/15/18	3,200,000	3,556,000
3.750%, 11/15/18	14,146,000	15,420,272
2.750%, 2/15/19^	13,000,000	13,071,110

		779,927,595

Total Government Securities		1,926,054,764

Total Long-Term Debt Securities (101.2%) (Cost $2,688,121,369)		2,651,624,090

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae Series S
8.250%(l)	32,375	22,986
Freddie Mac Series Z
8.375%(l)	24,725	11,374

Total Preferred Stocks (0.0%) (Cost $1,427,500)		34,360

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.4%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$10,000,000	10,000,000

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Beta Finance, Inc.
0.37%, 5/11/09 (l)	$10,002,419	$10,002,419
Calyon/New York
0.41%, 7/2/10 (l)	4,998,609	4,884,575
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	17,564,370	17,564,370
Merrill Lynch & Co., Inc.
0.59%, 5/8/09 (l)	7,000,000	7,000,000
Pricoa Global Funding I
0.40%, 6/25/10 (l)	4,999,374	4,512,500
Tango Finance Corp.
0.37%, 6/25/09 (l)	4,999,544	4,985,235
Wells Fargo & Co.
0.44%, 8/3/09 (l)	5,000,000	4,964,495

Total Short-Term Investments of Cash Collateral for Securities Loaned		63,913,594

Time Deposit (11.9%)
JPMorgan Chase Nassau
0.004%, 4/1/09	312,227,072	312,227,072

Total Short-Term Investments (14.3%) (Cost/Amortized Cost $376,791,387)		376,140,666

Total Investments (115.5%) (Cost/Amortized Cost $3,066,340,256)		3,027,799,116
Other Assets Less Liabilities (-15.5%)		(406,743,707)

Net Assets (100%)		$2,621,055,409

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $19,800 or 0.0% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $26,815,149 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2009. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

Glossary:

CMO — Collateralized Mortgage Obligation
GBP — British Pound
PO — Principal Only
STRIPS — Separate Trading of Registered Interest and Principal Securities
TBA — Security is subject to delayed delivery.
TIPS — Treasury Inflation Protected Security

At March 31, 2009 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)		Local Contract Sell Amount (000’s)		U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation
Foreign Currency Buy Contract
British Pound vs. U.S. Dollar, expiring 4/27/09	4,729		6,669		$6,786,481	$6,668,559	$117,922

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 4/27/09	15,020		10,427		$15,019,843	$14,962,112	$57,731
British Pound vs. U.S. Dollar, expiring 4/27/09	—	#	—	#	409	407	2

							$57,733

							$175,655

#	Less than 500 units.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$34,360	$3,027,744,956	$19,800	$3,027,799,116
Other Investments*	—	175,655	—	175,655

Total	$34,360	$3,027,920,611	$19,800	$3,027,974,771

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$19,800	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$19,800	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,199,982,869
Long-term U.S. Treasury securities	463,365,637

$2,663,348,506

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,189,450,794
Long-term U.S. Treasury securities	77,608,277

$1,267,059,071

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,867,100
Aggregate gross unrealized depreciation	(71,408,240)

Net unrealized depreciation	$(38,541,140)

Federal income tax cost of investments	$3,066,340,256

At March 31, 2009, the Portfolio had loaned securities with a total value of $63,416,566. This was secured by collateral of $64,564,316, which was received as cash and subsequently invested in short-term investments currently valued at $63,913,594, as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $13,885, which the Portfolio cannot repledge and accordingly is not included in the Portfolios’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $71,453,227 of which $395,663 expires in the year 2013, $20,191,378 expires in the year 2014, and $50,866,186 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (53.2%)
Asset-Backed Securities (8.8%)
Aegis Asset Backed Securities Trust, Series 2006-1 A1
0.601%, 1/25/37(b)(l)	$2,818,651	$2,675,223
AmeriCredit Automobile Receivables Trust, Series 2005-DA A3
4.870%, 12/6/10	1,049,570	1,042,537
Amresco Residential Securities Mortgage Loan Trust, Series 1998-2 M1F
6.745%, 6/25/28(b)(l)	37,756	27,547
Asset Backed Funding Certificates, Series 2001-AQ1 M1
6.863%, 5/20/32(b)(l)	59,983	29,093
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A A2
4.970%, 8/1/14	5,405,911	5,623,120
Centex Home Equity, Series 2004-D MV3
1.522%, 9/25/34(b)(l)†	63,045	3,824
CNH Equipment Trust, Series 2006-A A3
5.200%, 8/16/10	666,527	667,442
DVI Receivables Corp., Series 2003-1 D1
2.514%, 3/14/11(l)†	160,268	—
GCO Slims Trust, Series 2006-1A
5.720%, 3/1/22(b)§†	6,608,580	5,584,250
Harley-Davidson Motorcycle Trust, Series 2006-2 A2
5.350%, 3/15/13	4,024,352	3,958,159
Lehman ABS Manufactured Housing Contract, Series 2002-A A
1.006%, 6/15/33(l)	33,539	24,724
Morgan Stanley ABS Capital I, Inc., Series 2004-HE4 M3
2.022%, 5/25/34(b)(l)†	51,918	4,153

		19,640,072

Non-Agency CMO (44.4%)
Banc of America Mortgage Securities, Inc., Series 2003-I 1A1
5.461%, 10/25/33(l)	14,433	12,439
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-11 2A1
4.760%, 12/25/35(l)	15,559,614	11,834,012
Chase Commercial Mortgage Securities Corp., Series 2000-1 A2
7.757%, 4/15/32^	10,116,863	10,233,236
Countrywide Alternative Loan Trust, Series 2006-OC9 A1
0.597%, 12/25/36(l)	4,642,962	4,216,037
Series 2007-2CB 1A1
5.750%, 3/25/37	11,025,038	9,018,060
Credit Suisse Mortgage Capital Certificates, Series 2006-C3 A1
4.991%, 6/15/38	5,691,149	5,681,518
DLJ Commercial Mortgage Corp., Series 2000-CKP1 A1B
7.180%, 11/10/33	5,260,607	5,363,332
First Union National Bank Commercial Mortgage Trust, Series 2000-C2 A2
7.202%, 10/15/32	$8,897,068	$9,033,511
Series 2001-C2 A2
6.663%, 1/12/43	777,194	793,196
GE Capital Commercial Mortgage Corp., Series 2001-2 A2
5.850%, 8/11/33	4,244,702	4,247,306
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3 A2
7.179%, 8/15/36(l)	9,549,183	9,597,270
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	7,325,000	6,992,013
GS Mortgage Securities Corp. II, Series 2005-GG4 A1P
5.285%, 7/10/39	5,417,134	5,174,241
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC A3
6.260%, 3/15/33	3,225,729	3,262,500
LB Commercial Conduit Mortgage Trust, Series 1999-C1 A2
6.780%, 6/15/31	3,410,513	3,403,449
LB-UBS Commercial Mortgage Trust, Series 2001-C3 A2
6.365%, 12/15/28	4,090,000	4,083,990
Nomura Asset Securities Corp., Series 1998-D6 A1B
6.590%, 3/15/30	327,697	327,618
Paine Webber Mortgage Acceptance Corp., Series 1999-C1 A2
6.820%, 6/15/32	527,604	526,511
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1 A
3.742%, 3/25/34(l)	7,283,378	5,197,430

		98,997,669

Total Asset-Backed and Mortgage-Backed Securities		118,637,741

Corporate Bonds (18.7%)
Consumer Staples (1.8%)
Beverages (1.8%)
Bottling Group LLC
6.950%, 3/15/14	$3,590,000	4,081,941

Total Consumer Staples		4,081,941

Financials (6.8%)
Commercial Banks (2.7%)
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,950,000	2,047,945
Wells Fargo Bank N.A.
6.450%, 2/1/11	4,038,000	3,956,533

		6,004,478

Diversified Financial Services (1.5%)
General Electric Capital Corp.
5.250%, 10/19/12	3,575,000	3,441,713

Insurance (2.6%)
American International Group, Inc.
4.700%, 10/1/10	2,670,000	1,518,557

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Metropolitan Life Global Funding I
5.125%, 4/10/13§	$4,725,000	$4,315,300

		5,833,857

Total Financials		15,280,048

Health Care (1.6%)
Pharmaceuticals (1.6%)
Novartis Capital Corp.
4.125%, 2/10/14	3,425,000	3,499,991

Total Health Care		3,499,991

Industrials (1.1%)
Industrial Conglomerates (1.1%)
Ingersoll-Rand Global Holding Co., Ltd.
2.731%, 8/13/10(l)	2,575,000	2,395,960

Total Industrials		2,395,960

Telecommunication Services (3.0%)
Wireless Telecommunication Services (3.0%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	3,425,000	3,659,630
Verizon Wireless Capital LLC
7.375%, 11/15/13§	2,840,000	3,044,963

Total Telecommunication Services		6,704,593

Utilities (4.4%)
Electric Utilities (2.8%)
Duke Energy Ohio, Inc.
5.700%, 9/15/12	3,010,000	3,073,246
Progress Energy, Inc.
7.100%, 3/1/11	3,000,000	3,110,079

		6,183,325

Multi-Utilities (1.6%)
Energy East Corp.
6.750%, 6/15/12	3,641,000	3,576,336

Total Utilities		9,759,661

Total Corporate Bonds		41,722,194

Government Securities (35.5%)
Agency CMO (18.9%)
Federal Home Loan Mortgage Corp.
5.500%, 10/15/27	$3,395,660	3,458,301
5.500%, 11/15/29	3,931,922	4,039,881
Federal National Mortgage Association
5.500%, 12/1/18(f)	23,301,862	24,479,578
5.500%, 1/1/21(f)	575,308	601,508
6.500%, 4/1/21(f)	8,801,348	9,247,649
4.481%, 5/1/33(l)	212,773	213,562
4.589%, 6/1/34(l)	35,226	35,828
4.262%, 7/1/34(l)	131,316	133,441

		42,209,748

U.S. Government Agencies (8.6%)
Federal Home Loan Bank
5.375%, 6/13/14(f)	8,465,000	9,571,993
5.250%, 9/12/14(f)	$8,465,000	$9,539,319

		19,111,312

U.S. Treasury (8.0%)
U.S. Treasury Notes
1.750%, 3/31/14	17,900,000	17,961,540

Total Government Securities		79,282,600

Total Long-Term Debt Securities (107.4%) (Cost $248,773,217)		239,642,535

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (18.6%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	$3,000,000	3,000,000
MassMutual Global Funding II
0.40%, 3/26/10 (l)	13,000,000	12,886,809
Monumental Global Funding Ltd.
1.30%, 5/24/10 (l)	13,000,000	12,317,331
Principal Life Income Fund Trust 29
0.40%, 3/22/10 (l)	4,000,000	3,367,524
Tango Finance Corp.
0.37%, 6/25/09 (l)	9,999,088	9,970,470

Total Short-Term Investments of Cash Collateral for Securities Loaned		41,542,134

Total Short-Term Investments (18.6%) (Cost/Amortized Cost $42,999,088)		41,542,134

Total Investments (126.0%) (Cost/Amortized Cost $291,772,305)		281,184,669
Other Assets Less Liabilities (-26.0%)		(57,976,784)

Net Assets (100%)		$223,207,885

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,592,227 or 2.5% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $12,944,513 or 5.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(f)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2009.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

Glossary:

CMO — Collateralized Mortgage Obligation

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$—	$275,592,442	$5,592,227	$281,184,669
Other Investments*	—	—	—	—

Total	$—	$275,592,442	$5,592,227	$281,184,669

Liabilities
Investments in Securities	$—	$51,089,961	$—	$51,089,961
Other Investments*	—	—	—	—

Total	$—	$51,089,961	$—	$51,089,961

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$15,930,103	$—
Total gains or losses (realized/unrealized) included in earnings	147,624	—
Purchases, sales, issuances, and settlements (net)	(10,425,962)	—
Transfers in and/or out of Level 3	(59,538)	—

Balance as of 3/31/09	$5,592,227	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$(85,254)	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$167,034,039
Long-term U.S. Treasury securities	622,300,979

$789,335,018

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,433,012,385
Long-term U.S. Treasury securities	792,230,825

$2,225,243,210

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,674,055
Aggregate gross unrealized depreciation	(13,272,297)

Net unrealized depreciation	$(10,598,242)

Federal income tax cost of investments	$291,782,911

At March 31, 2009, the Portfolio had loaned securities with a total value of $6,142,774. This was secured by collateral of $42,999,088, which was received as cash and subsequently invested in short-term investments currently valued at $41,542,134, as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $12,427,097 of which $4,546,511 expires in the year 2014, and $7,880,586 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.	7,600	$10,032
Amerigon, Inc.*^	1,200	4,440
ArvinMeritor, Inc.	75,900	59,961
Cooper Tire & Rubber Co.^	62,300	251,692
Dana Holding Corp.*	69,600	32,016
Dorman Products, Inc.*^	24,006	223,976
Drew Industries, Inc.*^	50,400	437,472
Exide Technologies*	68,850	206,550
Fuel Systems Solutions, Inc.*^	28,299	381,471
Hayes Lemmerz International, Inc.*	76,100	14,078
Lear Corp.*	96,800	72,600
Modine Manufacturing Co.	34,800	87,000
Quantum Fuel Systems Technologies Worldwide, Inc.*	9,900	7,920
Raser Technologies, Inc.*^	49,295	206,546
Spartan Motors, Inc.	28,900	116,178
Stoneridge, Inc.*	37,300	78,703
Superior Industries International, Inc.	23,400	277,290
Tenneco, Inc.*^	80,600	131,378
Wonder Auto Technology, Inc.*^	1,700	6,086

		2,605,389

Automobiles (0.0%)
Winnebago Industries, Inc.	27,600	146,556

Distributors (0.1%)
Audiovox Corp., Class A*	35,400	121,422
Core-Mark Holding Co., Inc.*	27,903	508,393

		629,815

Diversified Consumer Services (1.2%)
American Public Education, Inc.*	13,400	563,604
Capella Education Co.*^	19,300	1,022,900
Coinstar, Inc.*^	36,700	1,202,292
Corinthian Colleges, Inc.*^	115,600	2,248,420
Grand Canyon Education, Inc.*^	24,300	419,418
Jackson Hewitt Tax Service, Inc.	29,600	154,512
K12, Inc.*^	22,700	315,530
Learning Tree International, Inc.*^	38,262	324,079
Lincoln Educational Services Corp.*	28,200	516,624
Matthews International Corp., Class A	39,700	1,143,757
Pre-Paid Legal Services, Inc.*^	7,700	223,531
Princeton Review, Inc.*^	100,082	435,357
Regis Corp.	58,400	843,880
Sotheby’s, Inc.	91,381	822,429
Steiner Leisure Ltd.*	18,600	454,026
Stewart Enterprises, Inc., Class A^	99,300	321,732
Universal Technical Institute, Inc.*^	18,800	225,600

		11,237,691

Hotels, Restaurants & Leisure (2.6%)
AFC Enterprises, Inc.*	42,600	192,126
Ambassadors Group, Inc.^	28,850	234,262
Ameristar Casinos, Inc.	33,300	418,914
Bally Technologies, Inc.*	71,800	1,322,556
BJ’s Restaurants, Inc.*^	19,400	269,854
Bluegreen Corp.*^	37,300	64,902
Bob Evans Farms, Inc.	40,700	912,494
Buffalo Wild Wings, Inc.*^	25,000	914,500
California Pizza Kitchen, Inc.*^	21,480	280,959
CEC Entertainment, Inc.*^	23,100	597,828
Cheesecake Factory, Inc.*	76,000	870,200
Churchill Downs, Inc.	10,200	$306,612
CKE Restaurants, Inc.	59,900	503,160
Cracker Barrel Old Country Store, Inc.^	31,100	890,704
Denny’s Corp.*	162,100	270,707
DineEquity, Inc.^	38,800	460,168
Domino’s Pizza, Inc.*	46,600	305,230
Dover Downs Gaming & Entertainment, Inc.	35,090	107,726
Einstein Noah Restaurant Group, Inc.*	1,200	6,996
Gaylord Entertainment Co.*	46,800	389,844
Great Wolf Resorts, Inc.*^	1,800	4,194
Isle of Capri Casinos, Inc.*	51,600	272,964
Jack in the Box, Inc.*	82,400	1,919,096
Krispy Kreme Doughnuts, Inc.*	73,800	118,080
Landry’s Restaurants, Inc.	11,900	62,118
Life Time Fitness, Inc.*^	41,400	519,984
Lodgian, Inc.*	800	1,680
Luby’s, Inc.*^	51,100	250,901
Marcus Corp.	37,100	315,350
Monarch Casino & Resort, Inc.*^	25,800	133,128
Morgans Hotel Group Co.*^	60,300	187,533
O’Charleys, Inc.^	55,600	167,356
P.F. Chang’s China Bistro, Inc.*^	28,700	656,656
Papa John’s International, Inc.*^	26,000	594,620
Peet’s Coffee & Tea, Inc.*	12,800	276,736
Pinnacle Entertainment, Inc.*^	66,150	465,696
Red Robin Gourmet Burgers, Inc.*^	22,300	393,149
Rick’s Cabaret International, Inc.*	500	2,270
Riviera Holdings Corp.*	2,700	2,754
Ruby Tuesday, Inc.*^	144,300	421,356
Ruth’s Hospitality Group, Inc.*^	2,400	2,904
Shuffle Master, Inc.*	90,868	260,791
Six Flags, Inc.*	42,800	11,556
Sonic Corp.*^	76,300	764,526
Speedway Motorsports, Inc.	30,632	362,070
Steak n Shake Co.*^	44,900	339,893
Texas Roadhouse, Inc., Class A*^	58,600	558,458
Town Sports International Holdings, Inc.*^	4,300	12,857
Vail Resorts, Inc.*^	40,300	823,329
Wendy’s/Arby’s Group, Inc., Class A	538,300	2,707,649
WMS Industries, Inc.*^	55,900	1,168,869

		23,098,265

Household Durables (0.9%)
American Greetings Corp., Class A^	44,350	224,411
Beazer Homes USA, Inc.*^	53,700	54,237
Blyth, Inc.	14,766	385,836
Brookfield Homes Corp.^	18,000	62,100
Cavco Industries, Inc.*	22,900	540,440
Champion Enterprises, Inc.*^	72,400	34,752
CSS Industries, Inc.	33,300	566,100
Ethan Allen Interiors, Inc.	20,990	236,347
Furniture Brands International, Inc.	42,760	62,857
Helen of Troy Ltd.*	33,300	457,875
Hooker Furniture Corp.	1,600	13,504
Hovnanian Enterprises, Inc., Class A*^	75,600	117,936
iRobot Corp.*^	33,776	256,698
La-Z-Boy, Inc.	52,200	65,250
Libbey, Inc.^	13,500	12,420
M/I Homes, Inc.	29,600	206,904
Meritage Homes Corp.*	35,100	400,842

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
National Presto Industries, Inc.	5,000	$305,050
Palm Harbor Homes, Inc.*^	22,800	50,844
Russ Berrie & Co., Inc.*	700	924
Ryland Group, Inc.	51,400	856,324
Sealy Corp.*	100,000	149,000
Skyline Corp.^	24,294	461,829
Standard Pacific Corp.*	271,300	238,744
Tempur-Pedic International, Inc.^	98,067	715,889
Tupperware Brands Corp.	78,900	1,340,511
Universal Electronics, Inc.*	16,800	304,080

		8,121,704

Internet & Catalog Retail (0.6%)
1-800-FLOWERS.COM, Inc., Class A*	117,500	243,225
Bidz.com, Inc.*	3,800	15,276
Blue Nile, Inc.*^	15,900	479,385
Drugstore.Com, Inc.*	138,213	161,709
Gaiam, Inc., Class A*	45,500	149,240
Netflix, Inc.*^	54,800	2,352,016
NutriSystem, Inc.^	33,400	476,618
Orbitz Worldwide, Inc.*^	45,800	59,082
Overstock.com, Inc.*^	37,703	344,983
PetMed Express, Inc.*^	27,200	448,256
Shutterfly, Inc.*	32,700	306,399
Stamps.com, Inc.*	18,300	177,510

		5,213,699

Leisure Equipment & Products (0.5%)
Brunswick Corp.^	88,900	306,705
Callaway Golf Co.	77,900	559,322
JAKKS Pacific, Inc.*	32,500	401,375
Leapfrog Enterprises, Inc.*	148,500	204,930
Marine Products Corp.^	75,900	321,816
Nautilus, Inc.*	2,100	1,323
Polaris Industries, Inc.^	44,700	958,368
Pool Corp.^	62,800	841,520
RC2 Corp.*	46,800	246,636
Smith & Wesson Holding Corp.*	47,800	287,756
Steinway Musical Instruments*	11,500	137,655

		4,267,406

Media (1.1%)
AH Belo Corp., Class A	15,720	15,406
Arbitron, Inc.	28,900	433,789
Belo Corp., Class A^	109,100	66,551
Charter Communications, Inc., Class A*	507,600	10,558
Cinemark Holdings, Inc.	29,600	277,944
CKX, Inc.*	52,900	216,890
Cox Radio, Inc., Class A*	81,200	332,920
Crown Media Holdings, Inc., Class A*^	147,800	301,512
Cumulus Media, Inc., Class A*^	2,200	2,222
Dolan Media Co.*^	35,600	280,172
Entercom Communications Corp., Class A^	27,800	30,580
Entravision Communications Corp., Class A*	4,500	1,170
Fisher Communications, Inc.^	8,100	79,056
Global Sources Ltd.*	66,823	259,942
Global Traffic Network, Inc.*	400	1,212
Gray Television, Inc.^	42,400	13,568
Harte-Hanks, Inc.^	56,200	300,670
Interactive Data Corp.	49,717	1,235,965
Journal Communications, Inc., Class A	39,600	29,700
Knology, Inc.*	56,900	234,428
Lee Enterprises, Inc.^	3,600	$1,008
LIN TV Corp., Class A*^	5,400	6,048
Live Nation, Inc.*	105,417	281,463
Martha Stewart Living Omnimedia, Inc., Class A*^	50,400	125,496
Marvel Entertainment, Inc.*	68,565	1,820,401
McClatchy Co., Class A^	113,500	55,615
Media General, Inc., Class A	4,900	9,408
Mediacom Communications Corp., Class A*	74,315	299,489
National CineMedia, Inc.	57,135	753,039
Outdoor Channel Holdings, Inc.*^	27,300	186,186
Playboy Enterprises, Inc., Class B*^	2,400	4,728
Primedia, Inc.^	6,100	15,067
RCN Corp.*	30,200	111,740
RHI Entertainment, Inc.*	1,200	1,824
Scholastic Corp.^	33,400	503,338
Sinclair Broadcast Group, Inc., Class A^	70,308	72,417
Time Warner Cable, Inc.	40,750	1,010,600
Valassis Communications, Inc.*	45,600	71,592
Value Line, Inc.	15,968	436,565
World Wrestling Entertainment, Inc., Class A^	30,000	346,200

		10,236,479

Multiline Retail (0.2%)
99 Cents Only Stores*^	61,600	569,184
Dillard’s, Inc., Class A^	81,000	461,700
Fred’s, Inc., Class A	52,430	591,410
Retail Ventures, Inc.*	59,700	90,744
Tuesday Morning Corp.*^	5,000	6,350

		1,719,388

Specialty Retail (3.4%)
Aaron Rents, Inc.^	59,550	1,587,603
Aeropostale, Inc.*	90,775	2,410,984
America’s Car-Mart, Inc.*	22,900	311,211
Asbury Automotive Group, Inc.	89,000	383,590
bebe stores, Inc.	33,501	223,452
Big 5 Sporting Goods Corp.	46,450	272,661
Blockbuster, Inc., Class A*	457,400	329,328
Borders Group, Inc.*	127,000	80,010
Brown Shoe Co., Inc.^	86,925	325,969
Buckle, Inc.^	30,400	970,672
Build-A-Bear Workshop, Inc.*	43,000	261,010
Cabela’s, Inc.*	51,600	470,076
Cache, Inc.*	6,200	17,856
Casual Male Retail Group, Inc.*	23,800	11,662
Cato Corp., Class A^	35,200	643,456
Charlotte Russe Holding, Inc.*	20,300	165,445
Charming Shoppes, Inc.*^	303,400	424,760
Chico’s FAS, Inc.*^	231,585	1,243,611
Children’s Place Retail Stores, Inc.*^	32,705	715,912
Christopher & Banks Corp.	26,175	107,056
Citi Trends, Inc.*	23,100	528,759
Coldwater Creek, Inc.*^	242,100	607,671
Collective Brands, Inc.*	89,600	872,704
Conn’s, Inc.*^	22,950	322,218
Dress Barn, Inc.*^	59,100	726,339
DSW, Inc., Class A*^	40,510	376,338
Finish Line, Inc., Class A	61,455	406,832
Genesco, Inc.*	21,200	399,196
Group 1 Automotive, Inc.^	29,567	413,051
Gymboree Corp.*^	33,800	721,630
Haverty Furniture Cos., Inc.^	56,700	597,051

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
hhgregg, Inc.*	23,500	$332,525
Hibbett Sports, Inc.*^	36,000	691,920
HOT Topic, Inc.*^	57,400	642,306
J. Crew Group, Inc.*^	53,900	710,402
Jo-Ann Stores, Inc.*^	30,135	492,406
JoS. A. Bank Clothiers, Inc.*	23,500	653,535
Lumber Liquidators, Inc.*	47,400	604,350
MarineMax, Inc.*^	15,600	30,576
Men’s Wearhouse, Inc.	67,718	1,025,251
Midas, Inc.*	21,000	166,320
Monro Muffler, Inc.^	21,600	590,328
New York & Co., Inc.*	121,100	429,905
Pacific Sunwear of California, Inc.*^	97,400	161,684
PEP Boys-Manny, Moe & Jack^	30,800	135,828
Pier 1 Imports, Inc.*	61,800	34,608
Rent-A-Center, Inc.*	87,590	1,696,618
REX Stores Corp.*^	19,860	212,899
Sally Beauty Holdings, Inc.*^	111,400	632,752
Shoe Carnival, Inc.*	16,400	169,740
Sonic Automotive, Inc., Class A^	65,800	105,280
Stage Stores, Inc.	40,285	406,073
Stein Mart, Inc.*^	1,400	4,046
Syms Corp.*	303	1,854
Systemax, Inc.*	22,400	289,408
Talbots, Inc.^	121,200	425,412
Tractor Supply Co.*	43,700	1,575,822
Tween Brands, Inc.*	28,900	61,846
Ulta Salon Cosmetics & Fragrance, Inc.*	40,319	266,912
Wet Seal, Inc., Class A*	92,003	309,130
Zale Corp.*^	28,920	56,394
Zumiez, Inc.*^	33,500	324,950

		30,169,193

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*^	126,400	369,088
Carter’s, Inc.*	74,295	1,397,489
Cherokee, Inc.	14,700	229,320
Columbia Sportswear Co.	14,200	424,864
Crocs, Inc.*^	198,100	235,739
Deckers Outdoor Corp.*	17,700	938,808
FGX International Holdings Ltd.*	23,800	276,556
Fossil, Inc.*	63,600	998,520
Fuqi International, Inc.*^	7,300	34,310
G-III Apparel Group Ltd.*^	22,900	126,408
Iconix Brand Group, Inc.*	80,850	715,523
Kenneth Cole Productions, Inc., Class A	18,500	118,215
K-Swiss, Inc., Class A^	40,700	347,578
Lululemon Athletica, Inc.*^	41,500	359,390
Maidenform Brands, Inc.*	25,100	229,916
Movado Group, Inc.^	68,500	516,490
Oxford Industries, Inc.^	13,900	85,763
Perry Ellis International, Inc.*	10,700	37,022
Quiksilver, Inc.*^	285,300	365,184
Skechers U.S.A., Inc., Class A*	46,000	306,820
Steven Madden Ltd.*	24,000	450,720
Timberland Co., Class A*	60,900	727,146
True Religion Apparel, Inc.*^	35,500	419,255
Under Armour, Inc., Class A*^	44,743	735,127
Unifi, Inc.*	66,400	42,496
UniFirst Corp.	19,300	537,312
Volcom, Inc.*^	39,300	381,210
Warnaco Group, Inc.*	61,800	1,483,200
Weyco Group, Inc.^	7,000	181,440
Wolverine World Wide, Inc.	67,530	$1,052,117

		14,123,026

Total Consumer Discretionary		111,568,611

Consumer Staples (4.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	18,400	383,824
Coca-Cola Bottling Co. Consolidated	5,200	270,660
National Beverage Corp.*	27,900	255,843

		910,327

Food & Staples Retailing (0.9%)
Andersons, Inc.	19,200	271,488
Arden Group, Inc., Class A	2,406	281,117
Casey’s General Stores, Inc.	71,075	1,894,859
Great Atlantic & Pacific Tea Co., Inc.*^	55,431	294,339
Ingles Markets, Inc., Class A	22,065	329,430
Nash Finch Co.	13,450	377,811
Pantry, Inc.*	24,500	431,445
Pricesmart, Inc.	14,400	259,344
Ruddick Corp.	55,270	1,240,812
Spartan Stores, Inc.^	25,100	386,791
Susser Holdings Corp.*	22,600	303,744
United Natural Foods, Inc.*^	54,600	1,035,762
Village Super Market, Inc., Class A	6,400	199,488
Weis Markets, Inc.	11,755	364,875
Winn-Dixie Stores, Inc.*^	64,200	613,752

		8,285,057

Food Products (2.2%)
AgFeed Industries, Inc.*^	31,100	70,286
Alico, Inc.^	9,704	232,896
American Dairy, Inc.*	13,800	233,358
B&G Foods, Inc., Class A	60,605	315,146
Calavo Growers, Inc.	24,000	288,480
Cal-Maine Foods, Inc.^	17,600	394,064
Chiquita Brands International, Inc.*	44,030	291,919
Darling International, Inc.*	96,800	359,128
Diamond Foods, Inc.^	21,200	592,116
Farmer Bros Co.^	14,002	249,236
Flowers Foods, Inc.	104,965	2,464,578
Fresh Del Monte Produce, Inc.*	56,900	934,298
Green Mountain Coffee Roasters, Inc.*^	23,350	1,120,800
Griffin Land & Nurseries, Inc.	12,130	424,550
Hain Celestial Group, Inc.*^	48,100	684,944
HQ Sustainable Maritime Industries, Inc.*	1,300	9,945
Imperial Sugar Co.^	16,500	118,635
J&J Snack Foods Corp.	17,400	601,866
Lancaster Colony Corp.	27,400	1,136,552
Lance, Inc.	32,100	668,322
Lifeway Foods, Inc.*	18,400	147,200
Omega Protein Corp.*	3,000	7,920
Ralcorp Holdings, Inc.*	78,835	4,247,630
Reddy Ice Holdings, Inc.	2,800	4,116
Sanderson Farms, Inc.^	25,800	968,790
Smart Balance, Inc.*	67,900	410,116
Synutra International, Inc.*	58,112	477,099
Tootsie Roll Industries, Inc.	29,702	645,134
TreeHouse Foods, Inc.*^	42,383	1,220,206
Zhongpin, Inc.*^	47,200	419,136

		19,738,466

Household Products (0.1%)
Central Garden & Pet Co., Class A*	73,760	554,675

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
WD-40 Co.	18,100	$436,934

		991,609

Personal Products (0.5%)
American Oriental Bioengineering, Inc.*	62,600	241,636
Chattem, Inc.*^	21,900	1,227,495
China Sky One Medical, Inc.*	14,600	167,900
Elizabeth Arden, Inc.*^	49,600	289,168
Inter Parfums, Inc.^	78,315	456,576
Mannatech, Inc.^	23,200	77,256
Nu Skin Enterprises, Inc., Class A	69,442	728,447
Prestige Brands Holdings, Inc.*	73,600	381,248
Schiff Nutrition International, Inc.*	88,500	398,250
USANA Health Sciences, Inc.*^	16,200	362,232

		4,330,208

Tobacco (0.3%)
Alliance One International, Inc.*	113,200	434,688
Star Scientific, Inc.*	102,400	438,272
Universal Corp.^	33,320	996,935
Vector Group Ltd.	42,002	545,606

		2,415,501

Total Consumer Staples		36,671,168

Energy (4.2%)
Energy Equipment & Services (1.2%)
Allis-Chalmers Energy, Inc.*	31,800	61,374
Basic Energy Services, Inc.*	52,500	339,675
Bolt Technology Corp.*	1,400	9,954
Bristow Group, Inc.*^	28,700	615,041
Bronco Drilling Co., Inc.*^	54,800	288,248
Cal Dive International, Inc.*	58,600	396,722
CARBO Ceramics, Inc.	27,880	792,907
Complete Production Services, Inc.*	156,800	482,944
Dawson Geophysical Co.*	28,300	382,050
Dril-Quip, Inc.*	40,570	1,245,499
ENGlobal Corp.*	59,300	269,222
Geokinetics, Inc.*	500	1,635
Gulf Island Fabrication, Inc.	9,700	77,697
GulfMark Offshore, Inc.*	28,700	684,782
Hornbeck Offshore Services, Inc.*^	24,400	371,856
ION Geophysical Corp.*	230,000	358,800
Lufkin Industries, Inc.	17,600	666,688
Matrix Service Co.*	30,900	253,998
Mitcham Industries, Inc.*	1,000	3,810
NATCO Group, Inc., Class A*	25,500	482,715
Natural Gas Services Group, Inc.*^	24,000	216,000
Newpark Resources, Inc.*	96,700	244,651
OYO Geospace Corp.*^	10,300	134,518
Parker Drilling Co.*	153,300	282,072
PHI, Inc.*	25,373	253,222
Pioneer Drilling Co.*	85,403	280,122
RPC, Inc.^	39,325	260,725
Sulphco, Inc.*^	110,200	117,914
Superior Well Services, Inc.*	20,000	102,600
T-3 Energy Services, Inc.*	37,200	438,216
Trico Marine Services, Inc.*^	40,600	85,260
Union Drilling, Inc.*	41,900	159,220
Willbros Group, Inc.*	46,100	447,170

		10,807,307

Oil, Gas & Consumable Fuels (3.0%)
Abraxas Petroleum Corp.*^	44,400	45,732
Alon USA Energy, Inc.^	34,700	475,390
American Oil & Gas, Inc.*	1,200	924
Apco Argentina, Inc.	24,725	272,469
Approach Resources, Inc.*	10,800	$66,960
Arena Resources, Inc.*	53,200	1,355,536
Atlas America, Inc.	39,534	345,922
ATP Oil & Gas Corp.*^	17,000	87,210
Berry Petroleum Co., Class A^	48,900	535,944
Bill Barrett Corp.*	49,765	1,106,774
BMB Munai, Inc.*	1,600	928
BPZ Resources, Inc.*^	81,400	301,180
Brigham Exploration Co.*	35,300	67,070
Callon Petroleum Co.*^	31,150	33,954
Carrizo Oil & Gas, Inc.*^	28,100	249,528
Cheniere Energy, Inc.*^	57,900	246,654
Clayton Williams Energy, Inc.*	10,900	318,716
Clean Energy Fuels Corp.*	43,900	267,351
Comstock Resources, Inc.*	61,801	1,841,670
Concho Resources, Inc.*	72,595	1,857,706
Contango Oil & Gas Co.*	15,600	611,520
Crosstex Energy, Inc.	37,450	61,418
CVR Energy, Inc.*^	62,658	347,125
Delek U.S. Holdings, Inc.	39,000	404,040
Delta Petroleum Corp.*^	171,200	205,440
DHT Maritime, Inc.	60,300	231,552
Double Eagle Petroleum Co.*^	14,600	75,482
Endeavour International Corp.*	350,500	304,935
Energy XXI Bermuda Ltd.	109,100	40,913
Evergreen Energy, Inc.*	347,300	483,442
EXCO Resources, Inc.*	202,700	2,027,000
FX Energy, Inc.*	34,300	95,354
Gasco Energy, Inc.*	63,300	24,687
General Maritime Corp.^	55,552	388,864
GeoGlobal Resources, Inc.*	72,700	52,344
GeoMet, Inc.*	1,800	1,044
GeoResources, Inc.*	16,800	112,896
GMX Resources, Inc.*^	29,015	188,598
Golar LNG Ltd.	79,700	273,371
Goodrich Petroleum Corp.*^	27,200	526,592
Gran Tierra Energy, Inc.*^	300,300	753,753
GreenHunter Energy, Inc.*	300	570
Gulfport Energy Corp.*^	59,900	138,968
Harvest Natural Resources, Inc.*^	25,200	85,428
Houston American Energy Corp.	600	1,116
International Coal Group, Inc.*^	172,700	278,047
James River Coal Co.*	32,600	402,284
Knightsbridge Tankers Ltd.	24,000	349,200
McMoRan Exploration Co.*	71,300	335,110
Meridian Resource Corp.*^	50,700	10,647
National Coal Corp.*^	106,400	144,704
Nordic American Tanker Shipping Ltd.^	53,100	1,555,830
Northern Oil and Gas, Inc.*	17,700	63,720
Oilsands Quest, Inc.*^	146,200	105,264
Pacific Ethanol, Inc.*^	55,500	18,315
Panhandle Oil and Gas, Inc., Class A^	11,804	202,084
Parallel Petroleum Corp.*	51,700	66,176
Penn Virginia Corp.	47,600	522,648
Petroleum Development Corp.*	33,300	393,273
PetroQuest Energy, Inc.*^	72,000	172,800
PrimeEnergy Corp.*	7,247	361,625
Quest Resource Corp.*	5,700	1,784
RAM Energy Resources, Inc.*	36,000	26,280
Rentech, Inc.*^	150,000	82,500
Rex Energy Corp.*^	46,900	134,603
Rosetta Resources, Inc.*	41,700	206,415
Ship Finance International Ltd.^	53,700	352,272
Stone Energy Corp.*	115,781	385,551

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Swift Energy Co.*	41,500	$302,950
Teekay Tankers Ltd., Class A^	10,800	102,708
Toreador Resources Corp.*^	29,600	74,296
Tri-Valley Corp.*	31,100	35,454
TXCO Resources, Inc.*^	77,400	31,889
Uranium Resources, Inc.*^	242,400	113,928
USEC, Inc.*^	139,200	668,160
VAALCO Energy, Inc.*	63,215	334,407
Venoco, Inc.*^	73,665	241,621
Warren Resources, Inc.*	42,500	40,800
Western Refining, Inc.	41,900	500,286
Westmoreland Coal Co.*	900	6,453
World Fuel Services Corp.^	36,600	1,157,658

		26,695,812

Total Energy		37,503,119

Financials (20.1%)
Capital Markets (1.7%)
Apollo Investment Corp.^	162,610	565,883
Ares Capital Corp.	123,866	599,511
BGC Partners, Inc., Class A^	149,400	330,174
BlackRock Kelso Capital Corp.	22,300	93,437
Broadpoint Securities Group, Inc.*^	171,465	565,835
Calamos Asset Management, Inc., Class A	22,900	110,149
Capital Southwest Corp.^	3,200	244,448
Cohen & Steers, Inc.^	38,150	425,754
Diamond Hill Investment Group, Inc.*	2,900	114,028
Epoch Holding Corp.^	27,300	187,551
Evercore Partners, Inc., Class A^	8,100	125,145
FBR Capital Markets Corp.*	37,800	124,362
FCStone Group, Inc.*	30,750	70,110
GAMCO Investors, Inc., Class A	9,600	313,440
GFI Group, Inc.	86,800	278,628
Gladstone Capital Corp.	26,000	162,760
Gladstone Investment Corp.	1,700	6,494
Greenhill & Co., Inc.	22,780	1,682,303
Harris & Harris Group, Inc.*	55,800	206,460
Hercules Technology Growth Capital, Inc.	25,300	126,500
KBW, Inc.*^	33,200	675,620
Knight Capital Group, Inc., Class A*	131,800	1,942,732
Kohlberg Capital Corp.	1,100	3,366
LaBranche & Co., Inc.*	58,600	219,164
Ladenburg Thalmann Financial Services, Inc.*	145,272	76,994
MCG Capital Corp.^	53,300	68,224
MVC Capital, Inc.	37,500	315,375
NGP Capital Resources Co.	15,571	77,388
optionsXpress Holdings, Inc.	55,600	632,172
Patriot Capital Funding, Inc.	1,300	2,379
PennantPark Investment Corp.	5,200	19,500
Penson Worldwide, Inc.*	21,000	135,030
Piper Jaffray Cos., Inc.*	23,400	603,486
Prospect Capital Corp.	40,200	342,504
Pzena Investment Management, Inc., Class A	61,200	116,892
Riskmetrics Group, Inc.*^	20,800	297,232
Sanders Morris Harris Group, Inc.	26,000	101,400
Stifel Financial Corp.*	34,800	1,507,188
SWS Group, Inc.	28,900	448,817
Teton Advisors, Inc.(b)*†	88	171
thinkorswim Group, Inc.*	66,600	575,424
Thomas Weisel Partners Group, Inc.*	2,400	8,592
TradeStation Group, Inc.*	41,412	273,319
U.S. Global Investors, Inc., Class A	1,900	$9,253
Virtus Investment Partners, Inc.*	5,285	34,405
Westwood Holdings Group, Inc.	6,600	257,994

		15,077,593

Commercial Banks (6.3%)
1st Source Corp.	15,446	278,800
AMCORE Financial, Inc.^	20,757	33,211
Ameris Bancorp^	8,740	41,165
Ames National Corp.^	13,296	227,229
Arrow Financial Corp.^	10,800	255,852
BancFirst Corp.	9,700	353,080
Banco Latinoamericano de Exportaciones S.A., Class E	37,400	350,438
BancTrust Financial Group, Inc.^	19,300	122,169
Bank of the Ozarks, Inc.^	16,800	387,744
Banner Corp.^	17,500	50,925
Boston Private Financial Holdings, Inc.	93,935	329,712
Bryn Mawr Bank Corp.^	10,467	176,369
Camden National Corp.^	16,220	370,627
Capital City Bank Group, Inc.^	25,100	287,646
Capitol Bancorp Ltd.^	26,000	107,900
Cardinal Financial Corp.	33,100	189,994
Cascade Bancorp^	29,200	47,596
Cathay General Bancorp^	64,900	676,907
Centerstate Banks of Florida, Inc.^	16,078	177,019
Central Pacific Financial Corp.	60,700	339,920
Chemical Financial Corp.^	33,402	695,096
Citizens & Northern Corp.	14,400	266,256
Citizens Republic Bancorp, Inc.*^	183,316	284,140
City Bank/Washington^	16,896	55,757
City Holding Co.	21,900	597,651
CoBiz Financial, Inc.^	24,900	130,725
Colonial BancGroup, Inc.^	339,700	305,730
Columbia Banking System, Inc.	37,000	236,800
Community Bank System, Inc.	38,800	649,900
Community Trust Bancorp, Inc.	20,300	543,025
CVB Financial Corp.^	92,764	615,025
East West Bancorp, Inc.	72,700	332,239
Enterprise Financial Services Corp.	19,300	188,368
F.N.B. Corp./Pennsylvania^	103,600	794,612
Farmers Capital Bank Corp.	9,700	151,999
Financial Institutions, Inc.	1,100	8,382
First Bancorp, Inc./Maine	200	3,172
First Bancorp/North Carolina	45,155	540,505
First Bancorp/Puerto Rico^	84,500	359,970
First Busey Corp.^	25,790	200,130
First Commonwealth Financial Corp.	115,452	1,024,059
First Community Bancshares, Inc./Virginia^	25,164	293,664
First Financial Bancorp	52,600	501,278
First Financial Bankshares, Inc.^	26,444	1,273,807
First Financial Corp./Indiana	15,400	568,260
First Merchants Corp.	20,650	222,814
First Midwest Bancorp, Inc./Illinois^	65,900	566,081
First South Bancorp, Inc./North Carolina^	3,208	34,069
FirstMerit Corp.	113,333	2,062,661
Frontier Financial Corp.^	40,575	44,632
Glacier Bancorp, Inc.^	79,630	1,250,987
Green Bankshares, Inc.^	17,044	149,987
Guaranty Bancorp*	52,400	91,700
Hancock Holding Co.^	33,775	1,056,482
Hanmi Financial Corp.^	32,800	42,640

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Harleysville National Corp.	56,200	$340,572
Heartland Financial USA, Inc.^	35,848	485,382
Heritage Commerce Corp.^	8,500	44,625
Home Bancshares, Inc./Arkansas	13,020	260,009
IBERIABANK Corp.	20,900	960,146
Independent Bank Corp./Massachusetts	17,700	261,075
Integra Bank Corp.^	1,200	2,268
International Bancshares Corp.^	69,291	540,470
Investors Bancorp, Inc.*	56,060	474,828
Lakeland Bancorp, Inc.^	66,473	533,778
Lakeland Financial Corp.^	19,100	366,529
MainSource Financial Group, Inc.^	55,200	443,808
MB Financial, Inc.	48,745	662,932
Midwest Banc Holdings, Inc.^	12,450	12,575
Nara Bancorp, Inc.^	22,400	65,856
National Penn Bancshares, Inc.^	107,873	895,346
NBT Bancorp, Inc.^	44,948	972,675
Northfield Bancorp, Inc./New Jersey^	18,900	206,577
Old National Bancorp/Indiana	89,920	1,004,406
Old Second Bancorp, Inc.^	18,900	120,015
Oriental Financial Group, Inc.	22,191	108,292
Pacific Capital Bancorp N.A.	59,844	405,144
Pacific Continental Corp.	700	8,148
PacWest Bancorp	29,000	415,570
Park National Corp.^	13,074	728,875
Peapack Gladstone Financial Corp.	20,005	360,690
Pennsylvania Commerce Bancorp, Inc.*^	6,500	119,600
Peoples Bancorp, Inc./Ohio	14,600	189,508
Pinnacle Financial Partners, Inc.*^	28,600	678,106
Premierwest Bancorp^	5,145	20,683
PrivateBancorp, Inc.^	25,600	370,176
Prosperity Bancshares, Inc.^	51,420	1,406,337
Provident Bankshares Corp.	39,300	277,065
Renasant Corp.^	24,900	312,744
Republic Bancorp, Inc./Kentucky, Class A^	18,068	337,330
S&T Bancorp, Inc.^	30,360	643,936
Sandy Spring Bancorp, Inc.^	19,631	219,082
Santander BanCorp	74,510	587,139
SCBT Financial Corp.^	15,300	319,770
Seacoast Banking Corp. of Florida^	17,480	52,964
Shore Bancshares, Inc.	11,829	198,136
Sierra Bancorp^	14,000	136,220
Signature Bank/New York*	44,800	1,264,704
Simmons First National Corp., Class A	16,600	418,154
Smithtown Bancorp, Inc.^	19,800	223,344
South Financial Group, Inc.^	75,100	82,610
Southside Bancshares, Inc.	18,627	352,050
Southwest Bancorp, Inc./Oklahoma	22,200	208,236
State Bancorp, Inc./New York	8,800	67,760
StellarOne Corp.^	24,721	294,427
Sterling Bancorp/New York	31,262	309,494
Sterling Bancshares, Inc./Texas	94,812	620,070
Sterling Financial Corp./Washington^	63,985	132,449
Suffolk Bancorp^	12,300	319,677
Sun Bancorp, Inc./New Jersey*	22,495	116,749
Susquehanna Bancshares, Inc.^	116,735	1,089,138
SVB Financial Group*^	38,100	762,381
SY Bancorp, Inc.	18,200	442,260
Texas Capital Bancshares, Inc.*	27,850	313,591
Tompkins Financial Corp.^	7,900	339,700
TowneBank/Virginia^	23,800	388,654
Trico Bancshares^	15,100	252,774
Trustmark Corp.^	64,965	$1,194,057
UCBH Holdings, Inc.^	240,800	363,608
UMB Financial Corp.	43,593	1,852,267
Umpqua Holdings Corp.^	76,528	693,344
Union Bankshares Corp./Virginia^	14,400	199,440
United Bankshares, Inc.^	51,400	886,136
United Community Banks, Inc./Georgia^	127,705	531,255
United Security Bancshares/California^	6,016	44,278
Univest Corp. of Pennsylvania^	11,400	199,500
W Holding Co., Inc.	1,496	13,599
Washington Trust Bancorp, Inc.	16,700	271,375
WesBanco, Inc.	36,090	823,935
West Bancorp, Inc.^	35,612	265,309
West Coast Bancorp/Oregon^	24,000	53,280
Westamerica Bancorporation	40,690	1,853,836
Western Alliance Bancorporation*^	97,000	442,320
Wilshire Bancorp, Inc.	58,500	301,860
Wintrust Financial Corp.^	27,040	332,592
Yadkin Valley Financial Corp.^	11,800	87,910

		55,904,416

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	44,200	74,698
Advanta Corp., Class B^	80,300	52,998
Cardtronics, Inc.*	2,100	3,717
Cash America International, Inc.	32,200	504,252
CompuCredit Corp.*^	52,500	128,625
Credit Acceptance Corp.*^	23,400	502,866
Dollar Financial Corp.*^	32,900	313,208
EZCORP, Inc., Class A*	63,000	728,910
First Cash Financial Services, Inc.*^	20,810	310,485
First Marblehead Corp.*	142,800	184,212
Nelnet, Inc., Class A*	45,100	398,684
World Acceptance Corp.*^	23,900	408,690

		3,611,345

Diversified Financial Services (0.6%)
Asset Acceptance Capital Corp.*^	77,700	412,587
Compass Diversified Holdings	23,200	206,944
Encore Capital Group, Inc.*	33,900	153,567
Fifth Street Finance Corp.	13,700	106,038
Financial Federal Corp.	30,300	641,754
Interactive Brokers Group, Inc., Class A*	49,600	800,048
Life Partners Holdings, Inc.^	20,950	357,407
MarketAxess Holdings, Inc.*	27,900	213,156
Medallion Financial Corp.	21,900	162,279
NewStar Financial, Inc.*	25,300	58,696
PHH Corp.*^	73,500	1,032,675
PICO Holdings, Inc.*	22,700	682,589
Portfolio Recovery Associates, Inc.*	20,300	544,852
Primus Guaranty Ltd.*^	44,300	69,551
Resource America, Inc., Class A	5,400	21,546

		5,463,689

Insurance (4.1%)
Ambac Financial Group, Inc.^	596,927	465,603
American Equity Investment Life Holding Co.	47,600	198,016
American Physicians Capital, Inc.	10,300	421,476
American Safety Insurance Holdings Ltd.*	16,100	185,311
Amerisafe, Inc.*	26,400	404,448
Amtrust Financial Services, Inc.	37,256	355,795

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Argo Group International Holdings Ltd.*	40,293	$1,214,028
Aspen Insurance Holdings Ltd.	115,976	2,604,821
Assured Guaranty Ltd.^	58,025	392,829
Baldwin & Lyons, Inc., Class B	13,089	247,644
Citizens, Inc./Texas*	38,700	281,349
CNA Surety Corp.*	22,000	405,680
Crawford & Co., Class B*^	49,734	334,212
Delphi Financial Group, Inc., Class A	57,959	780,128
Donegal Group, Inc., Class A	13,683	210,308
eHealth, Inc.*	27,235	436,032
EMC Insurance Group, Inc.^	11,700	246,519
Employers Holdings, Inc.	58,690	559,903
Enstar Group, Ltd.*	7,600	428,032
FBL Financial Group, Inc., Class A^	52,470	217,751
First Acceptance Corp.*	155,173	375,519
First Mercury Financial Corp.*	13,400	193,496
Flagstone Reinsurance Holdings Ltd.	26,600	207,214
FPIC Insurance Group, Inc.*	10,900	403,627
Greenlight Capital Reinsurance Ltd., Class A*	40,400	645,188
Hallmark Financial Services*	49,200	340,956
Harleysville Group, Inc.	16,900	537,589
Hilltop Holdings, Inc.*	63,200	720,480
Horace Mann Educators Corp.	48,300	404,271
Independence Holding Co.	12,000	60,120
Infinity Property & Casualty Corp.	16,855	571,890
IPC Holdings Ltd.	61,300	1,657,552
Kansas City Life Insurance Co.	16,595	594,931
Maiden Holdings Ltd.	64,500	288,315
Max Capital Group Ltd.	71,900	1,239,556
Meadowbrook Insurance Group, Inc.	72,800	444,080
Montpelier Reinsurance Holdings Ltd.	122,600	1,588,896
National Financial Partners Corp.	39,100	125,120
National Interstate Corp.	27,436	463,943
National Western Life Insurance Co., Class A	2,159	243,967
Navigators Group, Inc.*	18,450	870,471
NYMAGIC, Inc.	17,927	218,709
Odyssey Reinsurance Holdings Corp.	29,900	1,134,107
Phoenix Cos., Inc.	105,600	123,552
Platinum Underwriters Holdings Ltd.	68,600	1,945,496
PMA Capital Corp., Class A*	42,654	177,867
Presidential Life Corp.^	34,640	269,846
ProAssurance Corp.*	44,964	2,096,222
RLI Corp.	24,470	1,228,394
Safety Insurance Group, Inc.	19,300	599,844
SeaBright Insurance Holdings, Inc.*	26,100	273,006
Selective Insurance Group, Inc.	64,700	786,752
State Auto Financial Corp.	17,570	309,232
Stewart Information Services Corp.	18,100	352,950
Tower Group, Inc.	45,724	1,126,182
United America Indemnity Ltd., Class A*^	49,666	199,657
United Fire & Casualty Co.	30,900	678,564
Validus Holdings Ltd.	87,500	2,072,000
Zenith National Insurance Corp.	48,765	1,175,724

		37,135,170

Real Estate Investment Trusts (REITs) (5.1%)
Acadia Realty Trust (REIT)^	36,933	391,859
Agree Realty Corp. (REIT)	1,900	29,811
Alexander’s, Inc. (REIT)	2,700	460,026
American Campus Communities, Inc. (REIT)^	55,532	964,035
American Capital Agency Corp. (REIT)	21,500	$367,865
Anthracite Capital, Inc. (REIT)^	163,000	55,420
Anworth Mortgage Asset Corp. (REIT)	130,100	797,513
Arbor Realty Trust, Inc. (REIT)^	42,800	30,816
Ashford Hospitality Trust, Inc. (REIT)^	94,180	145,037
Associated Estates Realty Corp. (REIT)	24,600	139,728
BioMed Realty Trust, Inc. (REIT)	105,450	713,896
Capital Trust, Inc./New York (REIT), Class A^	43,300	47,630
CapLease, Inc. (REIT)	115,100	226,747
Capstead Mortgage Corp. (REIT)	85,750	920,955
Care Investment Trust, Inc. (REIT)	18,900	103,194
Cedar Shopping Centers, Inc. (REIT)	100,800	175,392
Chimera Investment Corp. (REIT)	156,120	524,563
Cogdell Spencer, Inc. (REIT)	20,900	106,590
Colonial Properties Trust (REIT)^	41,400	157,734
Corporate Office Properties Trust/Maryland (REIT)^	53,500	1,328,405
Cousins Properties, Inc. (REIT)^	46,100	296,884
DCT Industrial Trust, Inc. (REIT)^	240,710	763,051
DiamondRock Hospitality Co. (REIT)	100,317	402,271
DuPont Fabros Technology, Inc. (REIT)	29,470	202,754
EastGroup Properties, Inc. (REIT)	32,700	917,889
Education Realty Trust, Inc. (REIT)	56,900	198,581
Entertainment Properties Trust (REIT)^	46,060	725,905
Equity Lifestyle Properties, Inc. (REIT)^	26,680	1,016,508
Equity One, Inc. (REIT)^	34,070	415,313
Extra Space Storage, Inc. (REIT)	112,200	618,222
FelCor Lodging Trust, Inc. (REIT)^	157,063	213,606
First Industrial Realty Trust, Inc. (REIT)^	105,000	257,250
First Potomac Realty Trust (REIT)^	27,800	204,330
Franklin Street Properties Corp. (REIT)	75,200	924,960
Friedman Billings Ramsey Group, Inc. (REIT), Class A*	35,600	7,120
Getty Realty Corp. (REIT)	16,800	308,280
Glimcher Realty Trust (REIT)	76,900	107,660
Gramercy Capital Corp./New York (REIT)^	38,962	37,793
Hatteras Financial Corp. (REIT)	17,800	444,822
Healthcare Realty Trust, Inc. (REIT)^	74,917	1,123,006
Hersha Hospitality Trust (REIT)	95,100	180,690
Highwoods Properties, Inc. (REIT)	83,400	1,786,428
Home Properties, Inc. (REIT)	41,555	1,273,661
Inland Real Estate Corp. (REIT)^	73,000	517,570
Investors Real Estate Trust (REIT)^	80,531	794,036
Kite Realty Group Trust (REIT)^	63,734	156,148
LaSalle Hotel Properties (REIT)^	31,500	183,960
Lexington Realty Trust (REIT)	105,499	251,088
LTC Properties, Inc. (REIT)	25,500	447,270
Maguire Properties, Inc. (REIT)*^	93,033	66,984
Medical Properties Trust, Inc. (REIT)	110,300	402,595
MFA Financial, Inc. (REIT)	292,300	1,718,724
Mid-America Apartment Communities, Inc. (REIT)	38,300	1,180,789
Mission West Properties, Inc. (REIT)	47,320	302,848

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Monmouth Real Estate Investment Corp. (REIT), Class A^	23,900	$157,979
National Health Investors, Inc. (REIT)	26,400	709,368
National Retail Properties, Inc. (REIT)	102,800	1,628,352
Newcastle Investment Corp. (REIT)	63,900	41,535
NorthStar Realty Finance Corp. (REIT)^	246,718	572,386
Omega Healthcare Investors, Inc. (REIT)	114,800	1,616,384
One Liberty Properties, Inc. (REIT)	1,700	5,984
Parkway Properties, Inc./Maryland (REIT)	43,200	444,960
Pennsylvania Real Estate Investment Trust (REIT)^	168,894	599,574
Post Properties, Inc. (REIT)^	52,400	531,336
Potlatch Corp. (REIT)	51,683	1,198,529
PS Business Parks, Inc. (REIT)	21,015	774,403
RAIT Financial Trust (REIT)	121,700	148,474
Ramco-Gershenson Properties Trust (REIT)^	19,700	127,065
Realty Income Corp. (REIT)^	137,491	2,587,581
Redwood Trust, Inc. (REIT)	81,600	1,252,560
Resource Capital Corp. (REIT)	13,200	40,128
Saul Centers, Inc. (REIT)	10,900	250,373
Senior Housing Properties Trust (REIT)	155,400	2,178,708
Sovran Self Storage, Inc. (REIT)	24,335	488,647
Strategic Hotels & Resorts, Inc. (REIT)^	184,250	127,132
Sun Communities, Inc. (REIT)	34,176	404,302
Sunstone Hotel Investors, Inc. (REIT)^	117,781	309,764
Tanger Factory Outlet Centers (REIT)^	42,800	1,320,808
Universal Health Realty Income Trust (REIT)	12,450	363,913
Urstadt Biddle Properties, Inc. (REIT), Class A^	21,000	281,820
U-Store-It Trust (REIT)	148,500	299,970
Washington Real Estate Investment Trust (REIT)	66,700	1,153,910
Winthrop Realty Trust (REIT)	13,700	94,667

		45,846,824

Real Estate Management & Development (0.2%)
Avatar Holdings, Inc.*	32,443	485,996
Consolidated-Tomoka Land Co.^	16,147	479,566
Forestar Group, Inc.*	46,800	358,020
Grubb & Ellis Co.^	9,500	5,985
Maui Land & Pineapple Co., Inc.*	3,900	33,111
Meruelo Maddux Properties, Inc.*	46,000	3,358
Stratus Properties, Inc.*^	9,800	59,290
Tejon Ranch Co.*^	11,300	233,571
Thomas Properties Group, Inc.	1,100	1,298

		1,660,195

Thrifts & Mortgage Finance (1.7%)
Abington Bancorp, Inc.	21,400	177,192
Anchor Bancorp Wisconsin, Inc.	1,600	2,160
Bank Mutual Corp.^	63,300	573,498
BankFinancial Corp.	27,600	275,172
Beneficial Mutual Bancorp, Inc.*	32,950	324,558
Berkshire Hills Bancorp, Inc.^	13,200	302,544
Brookline Bancorp, Inc.	81,600	775,200
Brooklyn Federal Bancorp, Inc.^	14,500	$159,935
Clifton Savings Bancorp, Inc.	25,950	259,500
Corus Bankshares, Inc.*	29,000	7,830
Danvers Bancorp, Inc.	24,200	334,202
Dime Community Bancshares, Inc.	26,000	243,880
Doral Financial Corp.*^	72,600	130,680
Encore Bancshares, Inc.*	200	1,774
ESSA Bancorp, Inc.	13,700	182,347
Farmer Mac, Class C	4,200	11,256
First Financial Holdings, Inc.	10,400	79,560
First Financial Northwest, Inc.^	20,300	169,302
First Niagara Financial Group, Inc.	166,136	1,810,882
First Place Financial Corp./Ohio	700	2,352
Flagstar Bancorp, Inc.*^	55,700	41,775
Flushing Financial Corp.	28,000	168,560
Fox Chase Bancorp, Inc.*	100	945
Guaranty Financial Group, Inc.*^	14,800	15,540
Home Federal Bancorp, Inc./Idaho	17,500	152,775
Kearny Financial Corp.	49,200	515,616
Meridian Interstate Bancorp, Inc.*^	18,700	157,454
NASB Financial, Inc.^	14,200	353,722
NewAlliance Bancshares, Inc.	152,245	1,787,356
Northwest Bancorp, Inc.	16,700	282,230
OceanFirst Financial Corp.	18,500	189,070
Ocwen Financial Corp.*	49,955	570,986
Oritani Financial Corp.*^	37,206	520,884
PMI Group, Inc.	121,400	75,268
Provident Financial Services, Inc.	81,006	875,675
Provident New York Bancorp	53,700	459,135
Radian Group, Inc.	159,189	289,724
Rockville Financial, Inc.^	43,950	399,945
Roma Financial Corp.^	21,114	273,426
TrustCo Bank Corp. NY/New York	106,103	638,740
United Community Financial Corp./Ohio^	12,828	15,522
United Financial Bancorp, Inc.	20,400	267,036
ViewPoint Financial Group	29,722	357,556
Waterstone Financial, Inc.*^	35,429	72,275
Westfield Financial, Inc.	44,400	390,720
WSFS Financial Corp.	11,931	266,777

		14,962,536

Total Financials		179,661,768

Health Care (15.7%)
Biotechnology (5.3%)
Acadia Pharmaceuticals, Inc.*	24,800	23,560
Acorda Therapeutics, Inc.*^	48,585	962,469
Affymax, Inc.*^	19,465	313,581
Alexion Pharmaceuticals, Inc.*^	114,540	4,313,576
Alkermes, Inc.*	125,465	1,521,890
Allos Therapeutics, Inc.*	60,700	375,126
Alnylam Pharmaceuticals, Inc.*^	49,900	950,096
Amicus Therapeutics, Inc.*^	18,500	168,905
Arena Pharmaceuticals, Inc.*^	84,600	254,646
ARIAD Pharmaceuticals, Inc.*	166,000	197,540
ArQule, Inc.*	71,906	297,691
Array BioPharma, Inc.*^	45,900	121,176
Celera Corp.*	108,605	828,656
Cell Genesys, Inc.*	26,200	7,595
Celldex Therapeutics, Inc.*	22,100	143,871
Cepheid, Inc.*	60,200	415,380
Cougar Biotechnology, Inc.*	19,800	637,560
Cubist Pharmaceuticals, Inc.*	74,064	1,211,687
CV Therapeutics, Inc.*	85,200	1,693,776
Cytokinetics, Inc.*^	65,100	110,670

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Cytori Therapeutics, Inc.*^	6,300	$10,836
Dendreon Corp.*^	106,700	448,140
Dyax Corp.*^	98,014	246,015
Emergent Biosolutions, Inc.*	30,900	417,459
Enzon Pharmaceuticals, Inc.*^	58,000	352,060
Facet Biotech Corp.*	18,720	177,840
Genomic Health, Inc.*	19,600	477,848
Geron Corp.*^	120,800	539,976
GTx, Inc.*^	13,900	147,062
Halozyme Therapeutics, Inc.*	62,550	341,523
Human Genome Sciences, Inc.*^	402,200	333,826
Idenix Pharmaceuticals, Inc.*	102,874	316,852
Idera Pharmaceuticals, Inc.*^	40,109	259,505
Immunogen, Inc.*	54,165	384,572
Immunomedics, Inc.*	108,100	103,776
Incyte Corp.*	120,523	282,024
InterMune, Inc.*^	47,500	780,900
Isis Pharmaceuticals, Inc.*^	118,400	1,777,184
Lexicon Pharmaceuticals, Inc.*^	108,700	118,483
Ligand Pharmaceuticals, Inc., Class B*	121,900	363,262
MannKind Corp.*^	121,466	422,702
Martek Biosciences Corp.*^	44,600	813,950
Maxygen, Inc.*	57,600	391,680
Medarex, Inc.*^	173,300	889,029
Metabolix, Inc.*^	31,900	217,558
Momenta Pharmaceuticals, Inc.*^	27,800	306,078
Myriad Genetics, Inc.*	125,100	5,688,297
Nabi Biopharmaceuticals*	66,457	245,891
Nanosphere, Inc.*	1,400	6,958
Neurocrine Biosciences, Inc.*	54,200	192,410
Novavax, Inc.*	83,400	85,068
NPS Pharmaceuticals, Inc.*	56,100	235,620
Onyx Pharmaceuticals, Inc.*	75,500	2,155,525
Opko Health, Inc.*	460,444	451,235
Orexigen Therapeutics, Inc.*^	79,800	208,278
OSI Pharmaceuticals, Inc.*^	77,700	2,972,802
Osiris Therapeutics, Inc.*^	16,300	224,940
PDL BioPharma, Inc.^	156,600	1,108,728
Pharmasset, Inc.*	51,000	500,310
Progenics Pharmaceuticals, Inc.*^	63,919	421,226
Protalix BioTherapeutics, Inc.*	119,100	238,200
Regeneron Pharmaceuticals, Inc.*	84,200	1,167,012
Repligen Corp.*	30,165	144,490
Rigel Pharmaceuticals, Inc.*^	39,600	243,144
Sangamo BioSciences, Inc.*^	74,137	313,600
Savient Pharmaceuticals, Inc.*^	55,000	272,250
Seattle Genetics, Inc.*^	85,800	845,988
Synta Pharmaceuticals Corp.*^	41,000	87,740
Theravance, Inc.*^	70,200	1,193,400
United Therapeutics Corp.*	31,580	2,087,122
XOMA Ltd.*	211,300	111,989
ZymoGenetics, Inc.*	68,432	273,044

		46,944,858

Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.*^	24,800	427,552
Abiomed, Inc.*	70,100	343,490
Accuray, Inc.*	65,342	328,670
Align Technology, Inc.*^	86,900	689,117
Alphatec Holdings, Inc.*	1,200	2,124
American Medical Systems Holdings, Inc.*	98,785	1,101,453
Analogic Corp.	18,200	582,764
AngioDynamics, Inc.*	31,300	351,812
Atrion Corp.	3,257	287,398
Cantel Medical Corp.*	26,641	$342,870
Cardiac Science Corp.*	32,200	96,922
Conceptus, Inc.*	32,500	381,875
CONMED Corp.*	37,900	546,139
CryoLife, Inc.*	53,400	276,612
Cyberonics, Inc.*^	28,200	374,214
Cynosure, Inc., Class A*	21,600	131,544
DexCom, Inc.*	105,148	435,313
ev3, Inc.*^	89,800	637,580
Exactech, Inc.*	30,824	354,168
Greatbatch, Inc.*	25,455	492,554
Haemonetics Corp.*	36,100	1,988,388
Hansen Medical, Inc.*^	15,000	60,300
ICU Medical, Inc.*	14,100	452,892
I-Flow Corp.*	57,200	208,780
Immucor, Inc.*	95,123	2,392,343
Insulet Corp.*^	19,200	78,720
Integra LifeSciences Holdings Corp.*^	22,600	558,898
Invacare Corp.^	42,100	674,863
IRIS International, Inc.*	20,211	233,033
Kensey Nash Corp.*	16,619	353,486
Masimo Corp.*^	64,545	1,870,514
Medical Action Industries, Inc.*	28,800	238,752
Meridian Bioscience, Inc.	54,500	987,540
Merit Medical Systems, Inc.*	32,800	400,488
Micrus Endovascular Corp.*^	19,600	117,012
Natus Medical, Inc.*	23,500	199,985
Neogen Corp.*	15,500	338,365
NuVasive, Inc.*^	46,711	1,465,791
NxStage Medical, Inc.*^	142,500	367,650
OraSure Technologies, Inc.*	61,444	155,453
Orthofix International N.V.*	22,700	420,404
Orthovita, Inc.*	88,174	236,306
Palomar Medical Technologies, Inc.*	23,900	173,514
Quidel Corp.*	38,200	352,204
RTI Biologics, Inc.*^	102,000	290,700
Sirona Dental Systems, Inc.*^	15,200	217,664
Somanetics Corp.*	23,093	350,552
SonoSite, Inc.*^	21,400	382,632
Spectranetics Corp.*	84,500	213,785
Stereotaxis, Inc.*^	134,000	534,660
STERIS Corp.	82,080	1,910,822
SurModics, Inc.*^	21,800	397,850
Symmetry Medical, Inc.*	27,800	175,418
Synovis Life Technologies, Inc.*	36,300	502,392
Thoratec Corp.*	71,455	1,835,679
TomoTherapy, Inc.*	23,100	61,215
TranS1, Inc.*	2,900	17,661
Vnus Medical Technologies, Inc.*	15,100	321,177
Volcano Corp.*	64,065	932,146
West Pharmaceutical Services, Inc.^	45,314	1,486,752
Wright Medical Group, Inc.*	47,017	612,632
Zoll Medical Corp.*	23,900	343,204

		33,096,793

Health Care Providers & Services (3.3%)
Air Methods Corp.*^	22,890	387,070
Alliance HealthCare Services, Inc.*	45,323	308,196
Almost Family, Inc.*^	20,000	381,800
Amedisys, Inc.*^	37,151	1,021,281
AMERIGROUP Corp.*	75,117	2,068,722
AMN Healthcare Services, Inc.*	89,456	456,226
Amsurg Corp.*	37,350	591,997
Assisted Living Concepts, Inc., Class A*	9,639	130,705

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Bio-Reference Labs, Inc.*^	16,200	$338,742
BMP Sunstone Corp.*	105,000	339,150
Capital Senior Living Corp.*	51,400	125,416
CardioNet, Inc.*	17,200	482,632
Catalyst Health Solutions, Inc.*	46,200	915,684
Centene Corp.*	58,880	1,061,018
Chemed Corp.	29,335	1,141,131
Chindex International, Inc.*^	22,300	110,831
Corvel Corp.*	13,434	271,635
Cross Country Healthcare, Inc.*^	24,600	161,130
Emergency Medical Services Corp., Class A*	11,300	354,707
Emeritus Corp.*	45,064	295,620
Ensign Group, Inc.	24,600	380,316
Five Star Quality Care, Inc.*	13,400	13,936
Genoptix, Inc.*	7,500	204,600
Gentiva Health Services, Inc.*	31,700	481,840
Hanger Orthopedic Group, Inc.*	41,800	553,850
HealthSouth Corp.*^	123,400	1,095,792
Healthspring, Inc.*	56,500	472,905
Healthways, Inc.*	46,150	404,736
HMS Holdings Corp.*^	31,800	1,046,220
inVentiv Health, Inc.*	44,500	363,120
IPC The Hospitalist Co., Inc.*	21,600	411,048
Kindred Healthcare, Inc.*	31,170	465,992
Landauer, Inc.	13,000	658,840
LHC Group, Inc.*^	17,400	387,672
Magellan Health Services, Inc.*	53,125	1,935,875
MedCath Corp.*	16,950	123,227
Molina Healthcare, Inc.*^	13,900	264,378
MWI Veterinary Supply, Inc.*	14,400	410,112
National Healthcare Corp.	8,850	355,327
National Research Corp.^	17,080	424,267
Nighthawk Radiology Holdings, Inc.*	24,200	65,340
Odyssey HealthCare, Inc.*	34,550	335,135
Owens & Minor, Inc.	57,700	1,911,601
PharMerica Corp.*	34,903	580,786
Providence Service Corp.*^	9,100	62,608
PSS World Medical, Inc.*	84,045	1,206,046
Psychiatric Solutions, Inc.*	75,205	1,182,975
RadNet, Inc.*	2,900	3,596
RehabCare Group, Inc.*	23,000	401,120
Res-Care, Inc.*	29,500	429,520
Skilled Healthcare Group, Inc., Class A*	58,338	478,955
Sun Healthcare Group, Inc.*	56,300	475,172
Sunrise Senior Living, Inc.*	40,780	27,730
Triple-S Management Corp., Class B*	21,350	263,032
U.S. Physical Therapy, Inc.*	13,900	134,552
Universal American Corp.*	55,100	466,697
Virtual Radiologic Corp.*	2,500	17,475

		29,440,086

Health Care Technology (0.6%)
Allscripts-Misys Healthcare Solutions, Inc.^	191,545	1,970,998
athenahealth, Inc.*^	29,000	699,190
Computer Programs & Systems, Inc.^	11,300	375,951
Eclipsys Corp.*^	64,600	655,044
MedAssets, Inc.*	24,000	342,000
Omnicell, Inc.*^	42,200	330,004
Phase Forward, Inc.*	60,000	767,400
Vital Images, Inc.*	25,600	$288,512

		5,429,099

Life Sciences Tools & Services (1.3%)
Accelrys, Inc.*	47,100	187,458
Affymetrix, Inc.*^	122,837	401,677
Albany Molecular Research, Inc.*	21,500	202,745
AMAG Pharmaceuticals, Inc.*^	23,852	877,038
Bio-Rad Laboratories, Inc., Class A*	26,520	1,747,668
Bruker Corp.*	52,290	322,106
Caliper Life Sciences, Inc.*^	1,100	1,089
Cambrex Corp.*	2,300	5,244
Clinical Data, Inc.*^	24,850	268,380
Dionex Corp.*^	24,060	1,136,835
Enzo Biochem, Inc.*	32,200	129,444
eResearchTechnology, Inc.*	59,425	312,576
Exelixis, Inc.*^	138,000	634,800
Kendle International, Inc.*	18,200	381,472
Life Sciences Research, Inc.*	11,000	78,870
Luminex Corp.*	55,960	1,013,995
Medivation, Inc.*^	29,900	546,273
Nektar Therapeutics*^	120,200	647,878
PAREXEL International Corp.*	67,300	654,829
Sequenom, Inc.*^	79,690	1,133,192
Varian, Inc.*	41,400	982,836

		11,666,405

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*^	68,208	437,895
Adolor Corp.*	72,300	147,492
Akorn, Inc.*	169,000	145,340
Ardea Biosciences, Inc.*^	29,900	307,671
Auxilium Pharmaceuticals, Inc.*	57,700	1,599,444
Biodel, Inc.*^	15,300	79,713
BioMimetic Therapeutics, Inc.*^	4,500	31,950
Cadence Pharmaceuticals, Inc.*^	40,200	377,076
Caraco Pharmaceutical Laboratories Ltd.*	88,100	310,112
Columbia Laboratories, Inc.*^	5,000	7,200
Cypress Bioscience, Inc.*	47,000	334,170
Depomed, Inc.*	85,000	200,600
Discovery Laboratories, Inc.*^	108,000	131,760
Durect Corp.*	139,674	311,473
Inspire Pharmaceuticals, Inc.*^	73,768	299,498
Javelin Pharmaceuticals, Inc.*^	4,900	7,056
Jazz Pharmaceuticals, Inc.*	1,600	1,424
KV Pharmaceutical Co., Class A*^	37,300	61,545
MAP Pharmaceuticals, Inc.*	2,500	5,250
Medicines Co.*	61,800	669,912
Medicis Pharmaceutical Corp., Class A	76,600	947,542
MiddleBrook Pharmaceuticals, Inc.*^	112,900	153,544
Noven Pharmaceuticals, Inc.*	27,100	256,908
Obagi Medical Products, Inc.*	2,900	15,602
Optimer Pharmaceuticals, Inc.*	32,800	432,632
Pain Therapeutics, Inc.*	73,564	308,969
Par Pharmaceutical Cos., Inc.*^	39,600	375,012
Pozen, Inc.*	87,766	537,128
Questcor Pharmaceuticals, Inc.*^	70,900	348,828
Salix Pharmaceuticals Ltd.*	60,776	577,372
Sucampo Pharmaceuticals, Inc., Class A*	87,712	537,675
Valeant Pharmaceuticals International*	83,510	1,485,643
ViroPharma, Inc.*	93,500	490,875
Vivus, Inc.*	87,900	379,728

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
XenoPort, Inc.*	34,600	$669,856

		12,983,895

Total Health Care		139,561,136

Industrials (15.2%)
Aerospace & Defense (1.8%)
AAR Corp.*	50,850	637,659
Aerovironment, Inc.*^	9,500	198,550
American Science & Engineering, Inc.	10,800	602,640
Applied Signal Technology, Inc.	18,800	380,324
Argon ST, Inc.*	15,200	288,344
Ascent Solar Technologies, Inc.*^	2,600	10,556
Axsys Technologies, Inc.*	9,600	403,584
Ceradyne, Inc.*	36,945	669,813
Cubic Corp.	19,500	493,935
Curtiss-Wright Corp.	58,690	1,646,255
Ducommun, Inc.	27,000	392,580
DynCorp International, Inc., Class A*	33,800	450,554
Esterline Technologies Corp.*	39,900	805,581
GenCorp, Inc.*	90,700	192,284
HEICO Corp.	26,300	639,090
Herley Industries, Inc.*	33,200	397,072
Hexcel Corp.*	134,500	883,665
Ladish Co., Inc.*^	35,200	255,552
LMI Aerospace, Inc.*^	40,600	293,944
Moog, Inc., Class A*	55,984	1,280,354
Orbital Sciences Corp.*	79,500	945,255
Stanley, Inc.*	12,500	317,375
Taser International, Inc.*	63,400	296,712
Teledyne Technologies, Inc.*	49,718	1,326,476
TransDigm Group, Inc.*	43,600	1,431,824
Triumph Group, Inc.	21,700	828,940

		16,068,918

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	24,367	422,767
Dynamex, Inc.*^	11,300	147,804
Forward Air Corp.	40,430	656,179
Hub Group, Inc., Class A*	51,800	880,600
Pacer International, Inc.	43,900	153,650
Park-Ohio Holdings Corp.*	600	1,956

		2,262,956

Airlines (0.7%)
AirTran Holdings, Inc.*^	148,900	677,495
Alaska Air Group, Inc.*	50,400	885,528
Allegiant Travel Co.*^	19,100	868,286
Hawaiian Holdings, Inc.*	90,553	337,763
JetBlue Airways Corp.*^	227,200	829,280
Republic Airways Holdings, Inc.*	27,400	177,552
SkyWest, Inc.	81,800	1,017,592
U.S. Airways Group, Inc.*	125,900	318,527
UAL Corp.*^	170,745	764,937

		5,876,960

Building Products (0.5%)
AAON, Inc.^	13,450	243,714
American Woodmark Corp.^	16,350	287,106
Ameron International Corp.	12,000	631,920
Apogee Enterprises, Inc.	30,380	333,572
Builders FirstSource, Inc.*^	1,300	2,626
China Architectural Engineering, Inc.*^	24,800	24,304
Gibraltar Industries, Inc.	21,200	100,064
Griffon Corp.*	61,300	459,750
Insteel Industries, Inc.^	21,200	147,552
NCI Building Systems, Inc.*^	20,500	45,510
Quanex Building Products Corp.	50,350	$382,660
Simpson Manufacturing Co., Inc.	52,200	940,644
Trex Co., Inc.*^	18,600	141,918
Universal Forest Products, Inc.	18,350	488,294

		4,229,634

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.^	61,300	1,005,320
ACCO Brands Corp.*	3,500	3,430
American Ecology Corp.^	16,995	236,910
American Reprographics Co.*	68,300	241,782
Amrep Corp.*	7,800	122,460
ATC Technology Corp.*	28,800	322,560
Bowne & Co., Inc.	24,654	79,139
Casella Waste Systems, Inc., Class A*	23,300	39,843
Cenveo, Inc.*^	116,650	379,113
Clean Harbors, Inc.*	25,200	1,209,600
Comfort Systems USA, Inc.	47,700	494,649
Consolidated Graphics, Inc.*^	17,300	220,056
Cornell Cos., Inc.*	8,700	142,419
Courier Corp.	19,353	293,585
Deluxe Corp.	69,900	673,137
EnergySolutions, Inc.	34,140	295,311
EnerNOC, Inc.*^	18,078	262,854
Ennis, Inc.	33,750	299,025
Fuel Tech, Inc.*^	26,700	279,282
G&K Services, Inc., Class A	25,900	489,769
GEO Group, Inc.*	71,500	947,375
GeoEye, Inc.*^	22,900	452,275
Healthcare Services Group, Inc.	60,375	903,814
Herman Miller, Inc.	66,683	710,841
HNI Corp.^	58,300	606,320
ICT Group, Inc.*	15,700	87,449
Innerworkings, Inc.*^	34,900	149,023
Interface, Inc., Class A	101,300	302,887
Kimball International, Inc., Class B	34,115	223,794
Knoll, Inc.	55,483	340,111
M&F Worldwide Corp.*	14,000	163,940
McGrath RentCorp	29,174	459,782
Metalico, Inc.*^	23,700	40,290
Mine Safety Appliances Co.	42,085	842,542
Mobile Mini, Inc.*^	37,900	436,608
Multi-Color Corp.	18,300	223,809
PRG-Schultz International, Inc.*	1,700	4,828
Protection One, Inc.*	28,020	89,384
Rollins, Inc.	58,262	999,193
Schawk, Inc.^	43,950	265,458
Standard Parking Corp.*	29,318	480,815
Standard Register Co.^	34,500	158,010
Sykes Enterprises, Inc.*	39,200	651,896
Team, Inc.*^	25,900	303,548
Tetra Tech, Inc.*	77,215	1,573,642
United Stationers, Inc.*	32,800	921,024
Viad Corp.	24,600	347,352
Waste Connections, Inc.*	108,190	2,780,483
Waste Services, Inc.*	44,599	190,884

		22,747,621

Construction & Engineering (1.0%)
Dycom Industries, Inc.*	34,033	197,051
EMCOR Group, Inc.*	89,100	1,529,847
Furmanite Corp.*	82,200	255,642
Granite Construction, Inc.^	43,500	1,630,380
Great Lakes Dredge & Dock Corp.	41,000	123,410
Insituform Technologies, Inc., Class A*	51,900	811,716

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Integrated Electrical Services, Inc.*	45,295	$413,090
Layne Christensen Co.*^	25,800	414,606
MasTec, Inc.*	58,300	704,847
Michael Baker Corp.*	16,500	429,000
Northwest Pipe Co.*	8,000	227,760
Orion Marine Group, Inc.*	36,850	482,735
Perini Corp.*^	70,600	868,380
Pike Electric Corp.*	31,200	288,600
Sterling Construction Co., Inc.*	13,800	246,192

		8,623,256

Electrical Equipment (2.1%)
A. O. Smith Corp.	28,010	705,292
Acuity Brands, Inc.^	53,285	1,201,044
Advanced Battery Technologies, Inc.*	68,200	145,948
Akeena Solar, Inc.*	4,300	4,816
American Superconductor Corp.*^	58,900	1,019,559
AZZ, Inc.*^	15,400	406,406
Baldor Electric Co.^	64,674	937,126
Beacon Power Corp.*^	625,477	293,974
Belden, Inc.	61,000	763,110
Brady Corp., Class A	68,175	1,201,925
Capstone Turbine Corp.*^	492,200	354,384
China BAK Battery, Inc.*^	103,776	177,457
Coleman Cable, Inc.*^	26,400	56,232
Encore Wire Corp.^	19,575	419,492
Ener1, Inc.*^	100,350	518,810
Energy Conversion Devices, Inc.*^	63,190	838,531
EnerSys*	36,100	437,532
Evergreen Solar, Inc.*^	276,576	589,107
Franklin Electric Co., Inc.	32,055	709,377
FuelCell Energy, Inc.*	58,050	139,320
Fushi Copperweld, Inc.*^	47,200	226,560
GrafTech International Ltd.*	162,300	999,768
GT Solar International, Inc.*	118,300	785,512
Harbin Electric, Inc.*	1,700	10,455
II-VI, Inc.*	32,000	549,760
LaBarge, Inc.*	36,650	306,761
LSI Industries, Inc.	10,700	55,319
Microvision, Inc.*	7,000	9,030
Orion Energy Systems, Inc.*^	3,600	15,876
Plug Power, Inc.*	283,900	246,993
Polypore International, Inc.*	107,600	432,552
Powell Industries, Inc.*	7,300	257,763
Power-One, Inc.*^	92,018	80,976
PowerSecure International, Inc.*	1,000	3,420
Preformed Line Products Co.^	6,529	245,752
Regal-Beloit Corp.	42,200	1,293,008
Ultralife Corp.*	46,700	360,991
Valence Technology, Inc.*	166,063	353,714
Vicor Corp.	118,671	580,301
Woodward Governor Co.	69,400	775,892

		18,509,845

Industrial Conglomerates (0.3%)
Otter Tail Corp.^	49,500	1,091,475
Raven Industries, Inc.	21,600	448,848
Seaboard Corp.	364	367,640
Standex International Corp.	13,700	126,040
Tredegar Corp.	27,600	450,708
United Capital Corp.*	7,500	129,375

		2,614,086

Machinery (2.8%)
3D Systems Corp.*	69,200	456,028
Actuant Corp., Class A	78,340	809,252
Alamo Group, Inc.^	9,300	99,138
Albany International Corp., Class A	41,650	$376,932
Altra Holdings, Inc.*	18,700	72,556
American Railcar Industries, Inc.	50,150	382,645
Ampco-Pittsburgh Corp.	9,000	119,340
Astec Industries, Inc.*^	23,700	621,651
Badger Meter, Inc.^	19,800	572,022
Barnes Group, Inc.^	57,710	616,920
Blount International, Inc.*	75,800	350,196
Briggs & Stratton Corp.^	69,450	1,145,925
Cascade Corp.^	25,500	449,565
Chart Industries, Inc.*	27,015	212,878
China Fire & Security Group, Inc.*^	22,800	179,208
CIRCOR International, Inc.	22,000	495,440
CLARCOR, Inc.	66,300	1,670,097
Colfax Corp.*	39,000	267,930
Columbus McKinnon Corp.*^	47,400	413,328
Dynamic Materials Corp.^	32,900	301,364
Energy Recovery, Inc.*^	78,400	595,840
EnPro Industries, Inc.*	25,700	439,470
ESCO Technologies, Inc.*	37,604	1,455,275
Federal Signal Corp.	65,200	343,604
Flanders Corp.*	31,100	125,644
Flow International Corp.*^	27,600	44,712
Force Protection, Inc.*	88,600	425,280
FreightCar America, Inc.	9,300	163,029
Gorman-Rupp Co.^	14,500	287,100
Graham Corp.	19,900	178,503
Greenbrier Cos., Inc.	16,400	60,024
Hurco Cos., Inc.*^	8,200	87,166
Kadant, Inc.*	12,000	138,240
Kaydon Corp.	45,000	1,229,850
Key Technology, Inc.*	13,700	120,560
K-Tron International, Inc.*	5,500	333,685
L.B. Foster Co., Class A*	13,900	345,137
Lindsay Corp.^	13,200	356,400
Lydall, Inc.*	2,500	7,425
Met-Pro Corp.	15,000	122,250
Middleby Corp.*	21,490	696,921
Mueller Industries, Inc.	47,200	1,023,768
Mueller Water Products, Inc., Class A	146,600	483,780
NACCO Industries, Inc., Class A	11,900	323,442
NN, Inc.	20,200	25,452
Nordson Corp.^	44,200	1,256,606
Omega Flex, Inc.^	7,900	127,269
PMFG, Inc.*^	30,600	241,128
RBC Bearings, Inc.*^	25,000	382,000
Robbins & Myers, Inc.	35,700	541,569
Sauer-Danfoss, Inc.	49,354	120,424
Sun Hydraulics Corp.^	23,551	344,080
Tecumseh Products Co., Class A*	35,800	161,816
Tennant Co.	13,700	128,369
Thermadyne Holdings Corp.*	20,500	43,460
Titan International, Inc.^	29,300	147,379
Trimas Corp.*	42,700	74,725
Twin Disc, Inc.	16,100	111,412
Wabash National Corp.	44,400	54,612
Wabtec Corp.^	67,896	1,791,096
Watts Water Technologies, Inc., Class A	34,700	678,732
Xerium Technologies, Inc.*^	85,100	57,017

		25,286,666

Marine (0.2%)
American Commercial Lines, Inc.*	120,500	381,985
Eagle Bulk Shipping, Inc.^	64,200	272,850

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Genco Shipping & Trading Ltd.^	25,700	$317,138
Horizon Lines, Inc., Class A^	32,200	97,566
International Shipholding Corp.	8,500	167,195
TBS International Ltd., Class A*^	68,750	505,312
Ultrapetrol Bahamas Ltd.*	21,400	57,780

		1,799,826

Professional Services (1.6%)
Administaff, Inc.	26,400	557,832
Advisory Board Co.*	21,700	359,786
CBIZ, Inc.*^	57,000	397,290
CDI Corp.	49,798	484,037
COMSYS IT Partners, Inc.*	9,300	20,553
CoStar Group, Inc.*^	23,200	701,800
CRA International, Inc.*^	14,500	273,760
Duff & Phelps Corp., Class A*	18,707	294,635
Exponent, Inc.*	17,400	440,742
First Advantage Corp., Class A*	19,298	265,926
Heidrick & Struggles International, Inc.	22,600	400,924
Hill International, Inc.*	47,500	144,400
Hudson Highland Group, Inc.*	21,400	23,754
Huron Consulting Group, Inc.*	28,200	1,196,526
ICF International, Inc.*^	16,399	376,685
Kelly Services, Inc., Class A	26,937	216,843
Kforce, Inc.*	27,250	191,567
Korn/Ferry International*	55,592	503,664
LECG Corp.*	42,300	107,442
MPS Group, Inc.*	109,367	650,734
Navigant Consulting, Inc.*	63,400	828,638
Odyssey Marine Exploration, Inc.*^	59,600	202,044
On Assignment, Inc.*^	64,200	173,982
Resources Connection, Inc.*	61,745	931,115
School Specialty, Inc.*	20,200	355,318
Spherion Corp.*	124,830	259,646
TrueBlue, Inc.*	52,700	434,775
Volt Information Sciences, Inc.*	60,700	403,655
VSE Corp.^	6,477	172,936
Watson Wyatt Worldwide, Inc., Class A	57,935	2,860,251

		14,231,260

Road & Rail (0.9%)
Amerco, Inc.*	12,300	412,419
Arkansas Best Corp.^	29,728	565,427
Celadon Group, Inc.*	28,700	159,285
Dollar Thrifty Automotive Group, Inc.*	21,900	25,404
Genesee & Wyoming, Inc., Class A*	40,225	854,781
Heartland Express, Inc.	73,347	1,086,269
Knight Transportation, Inc.	72,909	1,105,300
Marten Transport Ltd.*	21,100	394,148
Old Dominion Freight Line, Inc.*	36,350	853,862
Patriot Transportation Holding, Inc.*^	6,800	423,776
Saia, Inc.*	17,100	204,345
Universal Truckload Services, Inc.	36,488	523,238
Werner Enterprises, Inc.	52,600	795,312
YRC Worldwide, Inc.*^	57,300	257,277

		7,660,843

Trading Companies & Distributors (0.6%)
Aceto Corp.	39,000	232,440
Aircastle Ltd.	49,465	230,012
Applied Industrial Technologies, Inc.	57,415	968,591
Beacon Roofing Supply, Inc.*	52,600	704,314
DXP Enterprises, Inc.*	10,600	109,498
H&E Equipment Services, Inc.*	42,700	279,685
Houston Wire & Cable Co.	14,600	$113,150
Interline Brands, Inc.*	32,900	277,347
Kaman Corp.	36,300	455,202
Lawson Products, Inc.	9,000	109,530
RSC Holdings, Inc.*^	41,500	218,290
Rush Enterprises, Inc., Class A*	33,327	297,277
TAL International Group, Inc.^	42,910	314,101
Textainer Group Holdings Ltd.	60,100	405,675
Titan Machinery, Inc.*^	12,200	109,678
Watsco, Inc.^	30,655	1,043,190

		5,867,980

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,100	3,113

Total Industrials		135,782,964

Information Technology (17.9%)
Communications Equipment (2.9%)
3Com Corp.*	565,400	1,747,086
Acme Packet, Inc.*	51,536	312,823
ADTRAN, Inc.^	73,705	1,194,758
Airvana, Inc.*	43,577	254,925
Anaren, Inc.*	26,834	293,564
Arris Group, Inc.*	166,400	1,226,368
Aruba Networks, Inc.*^	82,800	259,992
Avanex Corp.*^	4,700	8,225
Avocent Corp.*	53,100	644,634
Bel Fuse, Inc., Class B	34,000	456,960
BigBand Networks, Inc.*	62,236	407,646
Black Box Corp.	19,300	455,673
Blue Coat Systems, Inc.*^	36,210	434,882
Bookham, Inc.*	7,100	3,053
Cogo Group, Inc.*	52,700	352,036
Comtech Telecommunications Corp.*	28,725	711,518
DG FastChannel, Inc.*	25,000	469,250
Digi International, Inc.*	35,500	272,285
EMS Technologies, Inc.*	16,545	288,876
Emulex Corp.*	98,500	495,455
Extreme Networks, Inc.*	208,814	317,397
Finisar Corp.*	646,149	284,306
Globecomm Systems, Inc.*	30,400	176,016
Harmonic, Inc.*	111,800	726,700
Harris Stratex Networks, Inc., Class A*	61,309	236,040
Hughes Communications, Inc.*^	27,500	330,825
Infinera Corp.*	130,100	962,740
InterDigital, Inc.*	59,500	1,536,290
Ixia*	37,200	192,324
Loral Space & Communications, Inc.*	15,050	321,468
MRV Communications, Inc.*	308,400	95,604
NETGEAR, Inc.*	38,650	465,732
Neutral Tandem, Inc.*	18,205	448,025
Nextwave Wireless, Inc.*	35,700	5,712
Oplink Communications, Inc.*	37,831	291,299
Opnext, Inc.*^	46,400	79,344
Orbcomm, Inc.*^	23,500	34,545
Palm, Inc.*^	140,700	1,212,834
Parkervision, Inc.*	2,000	3,380
PC-Tel, Inc.	11,300	48,590
Plantronics, Inc.	68,595	827,942
Polycom, Inc.*	114,900	1,768,311
Powerwave Technologies, Inc.*	125,200	74,369
Riverbed Technology, Inc.*	78,600	1,028,088
SeaChange International, Inc.*	85,400	488,488
ShoreTel, Inc.*	40,000	172,400

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Sonus Networks, Inc.*	222,260	$348,948
Starent Networks Corp.*^	35,800	565,998
Sycamore Networks, Inc.*	245,201	654,687
Symmetricom, Inc.*	83,200	291,200
Tekelec*	88,500	1,170,855
UTStarcom, Inc.*	303,600	236,808
ViaSat, Inc.*	32,300	672,486

		26,359,760

Computers & Peripherals (0.8%)
3PAR, Inc.*	26,600	174,762
Adaptec, Inc.*	122,700	294,480
Avid Technology, Inc.*	33,267	304,061
Compellent Technologies, Inc.*	32,051	347,753
Cray, Inc.*	16,300	57,050
Data Domain, Inc.*^	43,400	545,538
Electronics for Imaging, Inc.*	60,900	596,820
Hutchinson Technology, Inc.*^	59,500	154,700
Hypercom Corp.*	2,600	2,496
Imation Corp.	30,700	234,855
Immersion Corp.*	47,400	138,882
Intermec, Inc.*	86,300	897,520
Intevac, Inc.*	39,500	205,795
Isilon Systems, Inc.*	34,100	75,020
Netezza Corp.*	38,200	259,760
Novatel Wireless, Inc.*	67,700	380,474
Presstek, Inc.*	64,600	133,722
Quantum Corp.*	580,236	388,758
Rackable Systems, Inc.*	54,800	222,488
Rimage Corp.*	11,731	156,609
STEC, Inc.*^	28,300	208,571
Stratasys, Inc.*^	34,494	285,265
Super Micro Computer, Inc.*	13,600	66,912
Synaptics, Inc.*^	46,175	1,235,643

		7,367,934

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.^	44,550	191,565
Anixter International, Inc.*	39,200	1,241,856
Benchmark Electronics, Inc.*	94,575	1,059,240
Brightpoint, Inc.*	59,200	253,376
Checkpoint Systems, Inc.*	41,050	368,218
China Security & Surveillance Technology, Inc.*^	58,600	225,024
Cogent, Inc.*	47,000	559,300
Cognex Corp.	55,475	740,591
Coherent, Inc.*	32,100	553,725
Comverge, Inc.*	6,200	43,090
CPI International, Inc.*	800	7,520
CTS Corp.	79,400	286,634
Daktronics, Inc.^	46,500	304,575
DTS, Inc.*^	23,500	565,410
Echelon Corp.*^	46,300	374,567
Electro Rent Corp.	40,100	386,564
Electro Scientific Industries, Inc.*	85,891	508,475
FARO Technologies, Inc.*	24,300	326,592
Gerber Scientific, Inc.*	1,400	3,346
ICx Technologies, Inc.*	36,532	147,955
Insight Enterprises, Inc.*	41,300	126,378
IPG Photonics Corp.*	43,343	364,948
L-1 Identity Solutions, Inc.*	85,866	438,775
Littelfuse, Inc.*	18,500	203,315
Maxwell Technologies, Inc.*	34,900	242,555
Measurement Specialties, Inc.*	29,900	122,291
Mercury Computer Systems, Inc.*	43,800	242,214
Methode Electronics, Inc.	26,600	95,228
MTS Systems Corp.	23,800	$541,450
Multi-Fineline Electronix, Inc.*	25,550	430,262
Newport Corp.*	105,300	465,426
OSI Systems, Inc.*	22,100	337,246
Park Electrochemical Corp.	22,800	393,984
PC Connection, Inc.*	35,900	136,420
PC Mall, Inc.*	2,300	10,442
Plexus Corp.*	54,225	749,390
RadiSys Corp.*^	34,132	206,840
Rofin-Sinar Technologies, Inc.*	35,560	573,227
Rogers Corp.*^	20,500	387,040
Sanmina-SCI Corp.*	1,052,100	320,891
Scansource, Inc.*^	34,500	641,010
SMART Modular Technologies (WWH), Inc.*	101,900	140,622
SYNNEX Corp.*^	22,800	448,476
Technitrol, Inc.	37,600	64,296
TTM Technologies, Inc.*	64,000	371,200
Universal Display Corp.*^	34,400	315,448
Zygo Corp.*	23,100	106,029

		16,623,026

Internet Software & Services (2.2%)
Art Technology Group, Inc.*	162,849	415,265
AsiaInfo Holdings, Inc.*	45,500	766,675
Bankrate, Inc.*^	13,135	327,718
Chordiant Software, Inc.*	7,700	23,331
comScore, Inc.*	40,400	488,436
Constant Contact, Inc.*^	27,600	386,124
DealerTrack Holdings, Inc.*	55,900	732,290
Dice Holdings, Inc.*	67,672	188,128
Digital River, Inc.*	48,740	1,453,427
DivX, Inc.*	23,100	116,193
EarthLink, Inc.*	153,900	1,011,123
GSI Commerce, Inc.*^	22,700	297,370
InfoSpace, Inc.*	53,100	276,120
Internap Network Services Corp.*^	88,100	236,989
Internet Brands, Inc., Class A*^	83,886	492,411
Internet Capital Group, Inc.*^	112,450	453,174
j2 Global Communications, Inc.*	56,500	1,236,785
Keynote Systems, Inc.*	24,200	191,906
Knot, Inc.*	21,900	179,580
Limelight Networks, Inc.*	87,992	294,773
Liquidity Services, Inc.*	35,281	246,614
LoopNet, Inc.*^	48,454	294,600
Marchex, Inc., Class B	50,656	174,257
MercadoLibre, Inc.*^	33,400	619,570
ModusLink Global Solutions, Inc.*	103,800	268,842
Move, Inc.*	175,855	254,990
NIC, Inc.	41,400	215,280
Omniture, Inc.*^	81,891	1,080,142
Perficient, Inc.*^	80,200	433,080
Rackspace Hosting, Inc.*^	45,200	338,548
RealNetworks, Inc.*	101,900	237,427
S1 Corp.*	59,500	306,425
SAVVIS, Inc.*	54,000	334,260
SonicWALL, Inc.*	65,800	293,468
SupportSoft, Inc.*	11,900	22,848
Switch & Data Facilities Co., Inc.*^	41,000	359,570
TechTarget, Inc.*	70,200	168,480
Terremark Worldwide, Inc.*^	93,030	250,251
TheStreet.com, Inc.	3,500	6,895
United Online, Inc.	108,083	482,050
ValueClick, Inc.*	121,450	1,033,539
Vignette Corp.*	38,844	259,478

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
VistaPrint Ltd.*^	61,900	$1,701,631
Vocus, Inc.*	21,600	287,064
Web.com Group, Inc.*	13,600	45,152
Websense, Inc.*	53,600	643,200

		19,925,479

IT Services (2.0%)
Acxiom Corp.	77,800	575,720
CACI International, Inc., Class A*	42,190	1,539,513
Cass Information Systems, Inc.	5,800	188,094
China Information Security Technology, Inc.*^	43,300	136,828
CIBER, Inc.*	108,928	297,373
CSG Systems International, Inc.*	39,700	566,916
Cybersource Corp.*	87,800	1,300,318
Euronet Worldwide, Inc.*^	56,700	740,502
ExlService Holdings, Inc.*^	31,800	274,116
Forrester Research, Inc.*	16,445	338,109
Gartner, Inc.*	80,389	885,083
Gevity HR, Inc.	82,700	326,665
Global Cash Access Holdings, Inc.*^	81,299	310,562
Hackett Group, Inc.*	17,715	35,784
Heartland Payment Systems, Inc.	68,500	452,785
iGATE Corp.	85,000	275,400
infoGROUP, Inc.*	107,113	445,590
Integral Systems, Inc.*	33,196	285,486
ManTech International Corp., Class A*	27,830	1,166,077
MAXIMUS, Inc.^	24,800	988,528
NCI, Inc., Class A*	11,982	311,532
Ness Technologies, Inc.*	87,100	256,945
Online Resources Corp.*	59,100	248,811
Perot Systems Corp., Class A*	113,470	1,461,494
RightNow Technologies, Inc.*	22,950	173,732
Safeguard Scientifics, Inc.*^	136,800	75,240
Sapient Corp.*	123,100	550,257
SRA International, Inc., Class A*	50,500	742,350
Syntel, Inc.^	12,500	257,250
TeleTech Holdings, Inc.*	39,715	432,496
TNS, Inc.*	63,420	518,776
VeriFone Holdings, Inc.*	95,800	651,440
Virtusa Corp.*	2,400	14,880
Wright Express Corp.*	50,900	927,398

		17,752,050

Semiconductors & Semiconductor Equipment (3.2%)
Actel Corp.*	33,700	341,044
Advanced Analogic Technologies, Inc.*	146,400	527,040
Advanced Energy Industries, Inc.*	36,200	272,586
Amkor Technology, Inc.*^	157,400	421,832
ANADIGICS, Inc.*	128,600	266,202
Applied Micro Circuits Corp.*	59,800	290,628
Asyst Technologies, Inc.*	6,400	1,792
Atheros Communications, Inc.*^	77,880	1,141,721
ATMI, Inc.*	45,020	694,659
AuthenTec, Inc.*	8,800	13,024
Axcelis Technologies, Inc.*	285,800	108,604
Brooks Automation, Inc.*	60,702	279,836
Cabot Microelectronics Corp.*	27,900	670,437
Cavium Networks, Inc.*^	33,070	381,628
CEVA, Inc.*^	25,769	187,598
Cirrus Logic, Inc.*	62,900	236,504
Cohu, Inc.	67,719	487,577
Cymer, Inc.*	39,800	885,948
Diodes, Inc.*^	34,375	364,719
DSP Group, Inc.*	22,800	$98,496
Emcore Corp.*	170,000	127,500
Entegris, Inc.*	16,089	13,836
Entropic Communications, Inc.*	13,100	9,694
Exar Corp.*	43,397	270,797
FEI Co.*	43,344	668,798
FormFactor, Inc.*^	64,100	1,155,082
Hittite Microwave Corp.*	25,600	798,720
IXYS Corp.	24,000	193,440
Kopin Corp.*^	91,600	212,512
Kulicke & Soffa Industries, Inc.*^	144,700	379,114
Lattice Semiconductor Corp.*	194,200	267,996
LTX-Credence Corp.*^	39,700	11,116
Mattson Technology, Inc.*^	67,700	56,936
Micrel, Inc.	59,900	421,696
Microsemi Corp.*^	112,172	1,301,195
Microtune, Inc.*	112,300	204,386
MIPS Technologies, Inc.*	106,000	310,580
MKS Instruments, Inc.*	63,400	930,078
Monolithic Power Systems, Inc.*	31,000	480,500
Netlogic Microsystems, Inc.*^	23,975	658,833
NVE Corp.*	6,000	172,860
OmniVision Technologies, Inc.*	58,500	393,120
Pericom Semiconductor Corp.*	35,750	261,332
Photronics, Inc.*^	30,000	28,800
PLX Technology, Inc.*	16,400	35,588
PMC-Sierra, Inc.*	287,060	1,831,443
Power Integrations, Inc.^	36,100	620,920
RF Micro Devices, Inc.*^	312,461	415,573
Rubicon Technology, Inc.*	7,400	39,294
Rudolph Technologies, Inc.*	64,600	195,738
Semitool, Inc.*	84,581	235,135
Semtech Corp.*	83,800	1,118,730
Sigma Designs, Inc.*^	30,400	378,176
Silicon Image, Inc.*	132,200	317,280
Silicon Storage Technology, Inc.*	164,158	270,861
SiRF Technology Holdings, Inc.*	156,800	360,640
Skyworks Solutions, Inc.*	214,000	1,724,840
Spansion, Inc., Class A*^	383,700	49,766
Standard Microsystems Corp.*	27,100	504,060
Supertex, Inc.*	15,110	349,041
Techwell, Inc.*	1,900	11,989
Tessera Technologies, Inc.*	65,700	878,409
Trident Microsystems, Inc.*^	69,500	101,470
TriQuint Semiconductor, Inc.*	188,100	464,607
Ultratech, Inc.*	22,600	282,274
Veeco Instruments, Inc.*	46,500	310,155
Volterra Semiconductor Corp.*	21,600	182,304
Zoran Corp.*	66,500	585,200

		28,264,289

Software (4.9%)
ACI Worldwide, Inc.*^	46,700	875,625
Actuate Corp.*	54,900	167,994
Advent Software, Inc.*^	20,200	672,862
American Software, Inc., Class A	3,200	16,864
ArcSight, Inc.*	31,400	400,978
Ariba, Inc.*	116,012	1,012,785
Blackbaud, Inc.	62,698	727,924
Blackboard, Inc.*^	40,645	1,290,072
Bottomline Technologies, Inc.*	54,000	355,320
Callidus Software, Inc.*	2,500	7,250
Commvault Systems, Inc.*	59,915	657,268
Concur Technologies, Inc.*^	56,525	1,084,715
Deltek, Inc.*	76,400	330,812

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
DemandTec, Inc.*^	32,200	$281,750
Digimarc Corp.*^	20,300	197,316
Double-Take Software, Inc.*	26,000	175,760
Ebix, Inc.*	18,016	447,698
Entrust, Inc.*	25,551	38,582
Epicor Software Corp.*	67,900	258,699
EPIQ Systems, Inc.*^	48,000	865,440
Fair Isaac Corp.	66,000	928,620
FalconStor Software, Inc.*	68,900	164,671
Guidance Software, Inc.*	800	3,264
i2 Technologies, Inc.*	43,400	342,860
Informatica Corp.*	116,200	1,540,812
Interactive Intelligence, Inc.*	22,600	204,756
Jack Henry & Associates, Inc.	104,880	1,711,642
JDA Software Group, Inc.*	34,900	403,095
Kenexa Corp.*	46,800	252,252
Lawson Software, Inc.*	160,200	680,850
Macrovision Solutions Corp.*	108,263	1,925,999
Magma Design Automation, Inc.*^	2,100	1,575
Manhattan Associates, Inc.*^	32,300	559,436
Mentor Graphics Corp.*	127,300	565,212
Micros Systems, Inc.*	110,600	2,073,750
MicroStrategy, Inc., Class A*	12,700	434,213
Monotype Imaging Holdings, Inc.*	19,600	73,304
MSC.Software Corp.*	53,700	302,868
Net 1 UEPS Technologies, Inc.*	63,500	965,835
NetScout Systems, Inc.*	25,700	184,012
NetSuite, Inc.*^	24,500	275,870
OpenTV Corp., Class A*^	185,900	280,709
Opnet Technologies, Inc.*	38,335	332,364
Parametric Technology Corp.*	161,440	1,611,171
Pegasystems, Inc.	15,200	282,264
Phoenix Technologies Ltd.*	6,800	11,016
Progress Software Corp.*	56,415	979,364
PROS Holdings, Inc.*	3,400	15,810
QAD, Inc.	33,000	83,490
Quality Systems, Inc.^	23,005	1,040,976
Quest Software, Inc.*	86,400	1,095,552
Radiant Systems, Inc.*	51,400	226,674
Renaissance Learning, Inc.	45,258	405,964
Smith Micro Software, Inc.*^	66,100	345,703
Solera Holdings, Inc.*^	77,505	1,920,574
Sonic Solutions, Inc.*^	9,600	11,520
Sourcefire, Inc.*	8,400	61,152
SPSS, Inc.*^	22,700	645,361
SuccessFactors, Inc.*	53,600	408,968
Sybase, Inc.*^	107,660	3,261,021
Symyx Technologies, Inc.*	51,872	230,830
Synchronoss Technologies, Inc.*^	24,600	301,596
Take-Two Interactive Software, Inc.*	107,800	900,130
Taleo Corp., Class A*	28,700	339,234
TeleCommunication Systems, Inc., Class A*	40,300	369,551
THQ, Inc.*	109,825	333,868
TIBCO Software, Inc.*	237,500	1,394,125
TiVo, Inc.*	138,325	973,808
Tyler Technologies, Inc.*	45,200	661,276
Ultimate Software Group, Inc.*^	32,300	557,498
Unica Corp.*	24,500	118,335
VASCO Data Security International, Inc.*	95,709	552,241
Wind River Systems, Inc.*	92,300	590,720

		43,803,475

Total Information Technology		160,096,013

Materials (3.7%)
Chemicals (1.7%)
A. Schulman, Inc.	29,900	$405,145
American Vanguard Corp.	26,500	341,850
Arch Chemicals, Inc.	31,700	601,032
Balchem Corp.	20,000	502,600
Calgon Carbon Corp.*	68,800	974,896
Ferro Corp.^	193,400	276,562
Flotek Industries, Inc.*^	22,700	35,639
GenTek, Inc.*	14,300	250,107
H.B. Fuller Co.	65,800	855,400
ICO, Inc.*^	46,800	96,408
Innophos Holdings, Inc.	22,700	256,056
Innospec, Inc.	26,300	99,151
Koppers Holdings, Inc.	24,700	358,644
Landec Corp.*	66,238	368,946
LSB Industries, Inc.*	40,919	404,689
Minerals Technologies, Inc.	25,600	820,480
NewMarket Corp.	18,300	810,690
NL Industries, Inc.^	26,720	267,200
Olin Corp.	104,832	1,495,952
OM Group, Inc.*	36,300	701,316
Penford Corp.^	26,900	97,647
PolyOne Corp.*	107,300	247,863
Quaker Chemical Corp.	36,805	292,232
Rockwood Holdings, Inc.*	47,720	378,897
Sensient Technologies Corp.	63,100	1,482,850
ShengdaTech, Inc.*^	32,100	99,510
Solutia, Inc.*	233,044	435,792
Spartech Corp.	21,900	53,874
Stepan Co.	17,700	483,210
W.R. Grace & Co.*	82,600	522,032
Westlake Chemical Corp.^	27,300	399,399
Zep, Inc.	16,962	173,521
Zoltek Cos., Inc.*^	32,700	222,687

		14,812,277

Construction Materials (0.2%)
Headwaters, Inc.*	139,000	436,460
Texas Industries, Inc.^	30,700	767,500
U.S. Concrete, Inc.*	3,900	7,800
United States Lime & Minerals, Inc.*^	4,700	128,592

		1,340,352

Containers & Packaging (0.4%)
AEP Industries, Inc.*	8,600	131,322
Boise, Inc.*	6,200	3,782
Bway Holding Co.*	1,900	14,991
Graphic Packaging Holding Co.*^	228,240	198,569
Myers Industries, Inc.	67,600	415,064
Rock-Tenn Co., Class A	49,995	1,352,365
Silgan Holdings, Inc.	35,400	1,859,916

		3,976,009

Metals & Mining (1.1%)
A.M. Castle & Co.^	48,400	431,728
Allied Nevada Gold Corp.*^	43,600	255,060
AMCOL International Corp.^	34,500	511,980
Brush Engineered Materials, Inc.*^	27,700	384,199
China Direct, Inc.*^	184,702	232,724
China Precision Steel, Inc.*	3,600	4,212
Coeur d’Alene Mines Corp.*^	631,000	593,140
Compass Minerals International, Inc.	44,000	2,480,280
General Moly, Inc.*	47,900	50,774
General Steel Holdings, Inc.*^	19,600	51,548
Haynes International, Inc.*^	25,800	459,756
Hecla Mining Co.*	222,500	445,000

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Horsehead Holding Corp.*^	30,900	$169,950
Kaiser Aluminum Corp.	20,800	480,896
Olympic Steel, Inc.	16,800	254,856
Royal Gold, Inc.	38,335	1,792,545
RTI International Metals, Inc.*	32,800	383,760
Stillwater Mining Co.*	76,130	281,681
Sutor Technology Group Ltd.*^	2,200	3,080
Universal Stainless & Alloy Products, Inc.*	21,200	205,004
Worthington Industries, Inc.	76,400	665,444

		10,137,617

Paper & Forest Products (0.3%)
AbitibiBowater, Inc.*	146,660	80,663
Buckeye Technologies, Inc.*	104,500	222,585
Clearwater Paper Corp.*^	10,523	84,500
Deltic Timber Corp.^	13,800	543,858
Glatfelter	48,100	300,144
KapStone Paper and Packaging Corp.*	1,500	3,690
Louisiana-Pacific Corp.	135,074	301,215
Mercer International, Inc.*^	1,300	858
Neenah Paper, Inc.	36,100	131,043
Schweitzer-Mauduit International, Inc.	18,600	343,356
Verso Paper Corp.	2,000	1,280
Wausau Paper Corp.	37,600	197,776

		2,210,968

Total Materials		32,477,223

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.	46,200	309,540
Atlantic Tele-Network, Inc.^	13,803	264,742
Cbeyond, Inc.*^	28,400	534,772
Cincinnati Bell, Inc.*	263,500	606,050
Cogent Communications Group, Inc.*	56,800	408,960
Consolidated Communications Holdings, Inc.	34,200	350,892
FairPoint Communications, Inc.^	69,200	53,976
General Communication, Inc., Class A*	63,450	423,846
Global Crossing Ltd.*	38,463	269,241
Globalstar, Inc.*	41,900	14,665
iBasis, Inc.*^	84,200	56,414
IDT Corp., Class B*^	3,367	3,905
Iowa Telecommunications Services, Inc.	42,600	488,196
NTELOS Holdings Corp.	40,600	736,484
PAETEC Holding Corp.*^	193,267	278,304
Premiere Global Services, Inc.*	73,500	648,270
Shenandoah Telecommunications Co.	33,000	752,400
tw telecom, Inc.*^	206,245	1,804,644
Vonage Holdings Corp.*^	136,200	54,480

		8,059,781

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*	91,400	754,964
FiberTower Corp.*	228,600	45,720
ICO Global Communications Holdings Ltd.*	378,700	132,545
iPCS, Inc.*	45,100	437,921
Syniverse Holdings, Inc.*	67,395	1,062,145
TerreStar Corp.*	60,000	33,600
USA Mobility, Inc.	32,700	301,167
Virgin Mobile USA, Inc., Class A*	7,000	$9,030

		2,777,092

Total Telecommunication Services		10,836,873

Utilities (4.5%)
Electric Utilities (1.8%)
Allete, Inc.	37,640	1,004,611
Central Vermont Public Service Corp.	12,939	223,845
Cleco Corp.	84,435	1,831,395
El Paso Electric Co.*	61,307	863,816
Empire District Electric Co.	45,025	650,161
IDACORP, Inc.	59,400	1,387,584
ITC Holdings Corp.	67,115	2,927,556
MGE Energy, Inc.	31,000	972,470
Portland General Electric Co.^	87,683	1,542,344
UIL Holdings Corp.	35,400	790,128
UniSource Energy Corp.	49,700	1,401,043
Westar Energy, Inc.	142,317	2,494,817

		16,089,770

Gas Utilities (1.6%)
Chesapeake Utilities Corp.	9,300	283,464
Laclede Group, Inc.	27,800	1,083,644
New Jersey Resources Corp.	58,825	1,998,874
Nicor, Inc.	61,300	2,036,999
Northwest Natural Gas Co.	36,470	1,583,527
Piedmont Natural Gas Co., Inc.	99,698	2,581,181
South Jersey Industries, Inc.	39,000	1,365,000
Southwest Gas Corp.	58,800	1,238,916
WGL Holdings, Inc.	67,200	2,204,160

		14,375,765

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.^	22,800	626,088
Synthesis Energy Systems, Inc.*	1,800	1,188
U.S. Geothermal, Inc.*	5,600	3,976

		631,252

Multi-Utilities (0.5%)
Avista Corp.	68,900	949,442
Black Hills Corp.	52,165	933,232
CH Energy Group, Inc.	22,100	1,036,490
NorthWestern Corp.	53,062	1,139,772
PNM Resources, Inc.	113,450	937,097

		4,996,033

Water Utilities (0.5%)
American States Water Co.^	25,200	915,264
Cadiz, Inc.*	17,700	141,246
California Water Service Group	25,000	1,046,500
Connecticut Water Service, Inc.^	24,700	500,916
Consolidated Water Co., Inc.	49,800	540,330
Middlesex Water Co.	17,500	252,000
SJW Corp.	13,815	351,316
Southwest Water Co.^	119,500	513,850

		4,261,422

Total Utilities		40,354,242

Total Common Stocks (99.1%) (Cost $1,170,608,139)		884,513,117

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
Kayne Anderson Energy Development Co. (Cost $10,184)	1,300	12,142

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Insurance (0.0%)
United America Indemnity Ltd., expiring 4/6/09* (Cost $—)	15,000	$1,848

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* (Cost $—)	519	5

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (0.2%)
U.S. Treasury Bills
0.09%, 5/28/09 #(p)	$1,455,000	1,454,784

Short-Term Investments of Cash Collateral for Securities Loaned (10.1%)
Banco de Sabadell S.A.
1.17%, 4/23/09 (l)	5,000,000	5,000,000
Comerica Bank
0.59%, 6/19/09 (l)	5,000,118	4,934,276
Goldman Sachs & Co., Repurchase Agreement
0.17%, 4/1/09 (r)(v)	34,721,439	34,721,439
Links Finance LLC
0.37%, 6/22/09 (l)	14,999,038	14,936,642
Monumental Global Funding II
0.40%, 3/26/10 (l)	3,000,000	2,786,877
0.43%, 5/26/10 (l)	2,000,000	1,700,000
Pricoa Global Funding I
0.41%, 12/15/09 (l)	7,000,000	6,614,286
Tango Finance Corp.
0.37%, 6/25/09 (l)	9,999,088	9,970,471
Wells Fargo & Co.
0.44%, 8/3/09 (l)	10,000,000	9,928,990

Total Short-Term Investments of Cash Collateral for Securities Loaned		90,592,981

Time Deposit (1.1%)
JPMorgan Chase Nassau
0.004%, 4/1/09	10,042,512	10,042,512

Total Short-Term Investments (11.4%) (Cost/Amortized Cost $103,216,550)		102,090,277

Total Investments (110.5%) (Cost/Amortized Cost $1,273,834,873)		986,617,389
Other Assets Less Liabilities (-10.5%)		(93,704,986)

Net Assets (100%)		$892,912,403

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $171 or 0.0% of net assets) at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Bank, 0.000% – 6.335%, maturing 4/2/09 – 6/12/20; Federal Home Loan Mortgage Corp., 0.311% – 0.441%, maturing 4/7/09 – 12/23/09; Government National Mortgage Association, 5.000% – 7.000%, maturing 10/15/22 – 2/15/39.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

At March 31, 2009 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2009	Unrealized Appreciation
Russell 2000 E-Mini Index	130	June-09	$5,198,201	$5,476,900	$278,699

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$884,525,093	$102,092,125	$171	$986,617,389
Other Investments*	278,699	—	—	278,699

Total	$884,803,792	$102,092,125	$171	$986,896,088

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$—	$—
Total gains or losses (realized/unrealized) included in earnings	171	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$171	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$171	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$334,524,943
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$12,712,044

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,076,517
Aggregate gross unrealized depreciation	(336,207,704)

Net unrealized depreciation	$(302,131,187)

Federal income tax cost of investments	$1,288,748,576

At March 31, 2009, the Portfolio had loaned securities with a total value of $89,518,672. This was secured by collateral of $91,719,683 which was received as cash and subsequently invested in short-term investments currently valued at $90,592,981 as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Diversified Consumer Services (0.9%)
Apollo Group, Inc., Class A*	42,500	$3,329,025

Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	46,800	2,553,876
Yum! Brands, Inc.	108,900	2,992,572

		5,546,448

Internet & Catalog Retail (5.1%)
Amazon.com, Inc.*	210,000	15,422,400
Expedia, Inc.*	132,712	1,205,025
priceline.com, Inc.*	16,900	1,331,382

		17,958,807

Media (2.1%)
McGraw-Hill Cos., Inc.	212,600	4,862,162
Shaw Communications, Inc., Class B	163,800	2,481,570

		7,343,732

Multiline Retail (0.6%)
Dollar Tree, Inc.*	44,200	1,969,110

Specialty Retail (2.3%)
AutoZone, Inc.*	33,200	5,398,984
Lowe’s Cos., Inc.	66,100	1,206,325
TJX Cos., Inc.	57,900	1,484,556

		8,089,865

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	71,900	3,371,391

Total Consumer Discretionary		47,608,378

Consumer Staples (10.0%)
Beverages (2.7%)
Coca-Cola Co.	66,100	2,905,095
PepsiCo, Inc.	125,900	6,481,332

		9,386,427

Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	72,800	3,372,096
CVS Caremark Corp.	152,800	4,200,472
SYSCO Corp.	75,000	1,710,000
Wal-Mart Stores, Inc.	103,800	5,407,980

		14,690,548

Food Products (1.8%)
Groupe Danone S.A.	58,419	2,851,609
Nestle S.A. (Registered)	97,850	3,312,172

		6,163,781

Household Products (1.3%)
Procter & Gamble Co.	98,600	4,643,074

Total Consumer Staples		34,883,830

Energy (6.9%)
Energy Equipment & Services (2.6%)
Cameron International Corp.*	66,300	1,453,959
Schlumberger Ltd.	146,500	5,950,830
Smith International, Inc.	77,700	1,668,996

		9,073,785

Oil, Gas & Consumable Fuels (4.3%)
Chevron Corp.	21,100	1,418,764
EOG Resources, Inc.	42,800	2,343,728
Exxon Mobil Corp.	89,200	6,074,520
Murphy Oil Corp.	37,500	1,678,875
Occidental Petroleum Corp.	3,100	172,515
Petroleo Brasileiro S.A. (Preference) (ADR)	140,800	$3,449,600

		15,138,002

Total Energy		24,211,787

Financials (2.7%)
Capital Markets (2.7%)
BlackRock, Inc.	10,900	1,417,436
Charles Schwab Corp.	70,700	1,095,850
Franklin Resources, Inc.	28,600	1,540,682
Goldman Sachs Group, Inc.	22,000	2,332,440
Northern Trust Corp.	34,200	2,045,844
State Street Corp.	32,500	1,000,350

Total Financials		9,432,602

Health Care (21.5%)
Biotechnology (4.4%)
Amgen, Inc.*	41,500	2,055,080
Celgene Corp.*	49,200	2,184,480
Gilead Sciences, Inc.*	243,700	11,288,184

		15,527,744

Health Care Equipment & Supplies (6.3%)
Baxter International, Inc.	57,300	2,934,906
Becton, Dickinson & Co.	53,000	3,563,720
Covidien Ltd.	101,700	3,380,508
DENTSPLY International, Inc.	52,600	1,412,310
Intuitive Surgical, Inc.*	2,400	228,864
Medtronic, Inc.	197,700	5,826,219
St. Jude Medical, Inc.*	74,200	2,695,686
Stryker Corp.	57,000	1,940,280

		21,982,493

Health Care Providers & Services (6.1%)
Express Scripts, Inc.*	97,300	4,492,341
McKesson Corp.	68,100	2,386,224
Medco Health Solutions, Inc.*	259,900	10,744,266
WellPoint, Inc.*	93,800	3,561,586

		21,184,417

Pharmaceuticals (4.7%)
Allergan, Inc.	103,600	4,947,936
Elan Corp. plc (ADR)*	180,500	1,198,520
Novo Nordisk A/S, Class B	38,200	1,832,247
Teva Pharmaceutical Industries Ltd. (ADR)	49,600	2,234,480
Wyeth	143,600	6,180,544

		16,393,727

Total Health Care		75,088,381

Industrials (6.7%)
Aerospace & Defense (0.7%)
Lockheed Martin Corp.	37,000	2,554,110

Air Freight & Logistics (1.7%)
Expeditors International of Washington, Inc.	98,500	2,786,565
United Parcel Service, Inc., Class B	62,300	3,066,406

		5,852,971

Industrial Conglomerates (0.3%)
3M Co.	25,300	1,257,916

Machinery (3.8%)
Danaher Corp.	219,800	11,917,556

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Deere & Co.	44,400	$1,459,428

		13,376,984

Road & Rail (0.2%)
Union Pacific Corp.	13,700	563,207

Total Industrials		23,605,188

Information Technology (26.8%)
Communications Equipment (5.3%)
Cisco Systems, Inc.*	306,700	5,143,359
Juniper Networks, Inc.*	146,700	2,209,302
QUALCOMM, Inc.	209,000	8,132,190
Research In Motion Ltd.*	74,100	3,191,487

		18,676,338

Computers & Peripherals (4.9%)
Apple, Inc.*	150,100	15,778,512
EMC Corp.*	129,500	1,476,300

		17,254,812

Electronic Equipment, Instruments & Components (0.8%)
Dolby Laboratories, Inc., Class A*	78,000	2,660,580

Internet Software & Services (4.6%)
Google, Inc., Class A*	30,500	10,615,830
Tencent Holdings Ltd.	288,600	2,144,343
VeriSign, Inc.*	168,600	3,181,482

		15,941,655

IT Services (6.0%)
Accenture Ltd., Class A	180,600	4,964,694
Automatic Data Processing, Inc.	121,700	4,278,972
Fiserv, Inc.*	61,600	2,245,936
Mastercard, Inc., Class A	10,400	1,741,792
Redecard S.A.	75,100	910,038
Visa, Inc., Class A	51,500	2,863,400
Western Union Co.	317,200	3,987,204

		20,992,036

Semiconductors & Semiconductor Equipment (1.2%)
Broadcom Corp., Class A*	60,300	1,204,794
Marvell Technology Group Ltd.*	316,300	2,897,308

		4,102,102

Software (4.0%)
Autodesk, Inc.*	136,000	2,286,160
McAfee, Inc.*	94,800	3,175,800
Microsoft Corp.	401,300	7,371,881
Salesforce.com, Inc.*	38,400	1,256,832

		14,090,673

Total Information Technology		93,718,196

Materials (2.8%)
Chemicals (2.1%)
Monsanto Co.	23,200	1,927,920
Praxair, Inc.	79,400	5,342,826

		7,270,746

Metals & Mining (0.7%)
Agnico-Eagle Mines Ltd.	6,100	347,212
BHP Billiton Ltd.	99,700	2,222,193

		2,569,405

Total Materials		9,840,151

Telecommunication Services (5.1%)
Wireless Telecommunication Services (5.1%)
American Tower Corp., Class A*	204,000	6,207,720
Crown Castle International Corp.*	305,500	6,235,255
Leap Wireless International, Inc.*	59,722	2,082,506
MetroPCS Communications, Inc.*	189,000	$3,228,120

Total Telecommunication Services		17,753,601

Total Common Stocks (96.1%) (Cost $437,844,279)		336,142,114

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.2%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $14,891,574)	$14,891,574	14,891,574

Total Investments (100.3%) (Cost/Amortized Cost $452,735,853)		351,033,688
Other Assets Less Liabilities (-0.3%)		(1,154,268)

Net Assets (100%)		$349,879,420

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$323,779,550	$27,254,138	$—	$351,033,688
Other Investments*	—	—	—	—

Total	$323,779,550	$27,254,138	$—	$351,033,688

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,600,856
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,377,129

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,854,822
Aggregate gross unrealized depreciation	(111,712,832)

Net unrealized depreciation	$(102,858,010)

Federal income tax cost of investments	$453,891,698

For the three months ended March 31, 2009, the Portfolio incurred approximately $1,910 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $117,707,821 of which $36,616,290 expires in the year 2011, $17,890,565 expires in the year 2012, and $63,200,966 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (0.5%)
Compagnie Generale des Etablissements Michelin, Class B	62,450	$2,312,207

Automobiles (2.7%)
Bayerische Motoren Werke (BMW) AG	136,860	3,971,252
Harley-Davidson, Inc.	109,860	1,471,026
Hyundai Motor Co.	70,096	2,834,729
Toyota Motor Corp.	155,200	4,977,697

		13,254,704

Hotels, Restaurants & Leisure (0.8%)
Accor S.A.	65,960	2,292,375
Compass Group plc	313,320	1,431,707

		3,724,082

Internet & Catalog Retail (0.4%)
Expedia, Inc.*	194,080	1,762,246

Media (9.0%)
British Sky Broadcasting Group plc	270,480	1,678,935
Comcast Corp., Class A	20,940	285,622
Comcast Corp., Special Class A	513,640	6,610,547
Focus Media Holding Ltd. (ADR)*	48,210	327,828
News Corp., Class A	861,260	5,701,541
Pearson plc	548,973	5,511,864
Reed Elsevier N.V.	296,287	3,168,464
Time Warner Cable, Inc.	97,518	2,418,455
Time Warner, Inc.	284,860	5,497,792
Viacom, Inc., Class B*	198,180	3,444,368
Vivendi S.A.	269,990	7,133,849
Walt Disney Co.	105,010	1,906,982

		43,686,247

Multiline Retail (0.5%)
Target Corp.	67,930	2,336,113

Specialty Retail (2.5%)
Chico’s FAS, Inc.*	500,000	2,685,000
Home Depot, Inc.	84,570	1,992,469
Inditex S.A.	50,127	1,949,728
Kingfisher plc	1,831,260	3,924,335
USS Co., Ltd.	40,380	1,776,285

		12,327,817

Total Consumer Discretionary		79,403,416

Consumer Staples (1.8%)
Food & Staples Retailing (0.6%)
Tesco plc	597,810	2,861,105

Food Products (1.2%)
Nestle S.A. (Registered)	92,620	3,135,139
Premier Foods plc	5,069,965	2,498,523

		5,633,662

Total Consumer Staples		8,494,767

Energy (7.8%)
Energy Equipment & Services (0.5%)
Aker Solutions ASA	148,890	963,092
SBM Offshore N.V.	111,854	1,487,435

		2,450,527

Oil, Gas & Consumable Fuels (7.3%)
BG Group plc	109,070	1,653,195
BP plc	1,090,448	$7,297,812
Chevron Corp.	13,720	922,533
El Paso Corp.	396,090	2,475,563
ENI S.p.A.	306,733	5,905,669
Gazprom OAO (ADR)	131,500	1,959,350
Royal Dutch Shell plc, Class B	308,099	6,753,318
Total S.A.	170,900	8,475,933

		35,443,373

Total Energy		37,893,900

Financials (7.8%)
Capital Markets (0.4%)
Bank of New York Mellon Corp.	35,470	1,002,028
UBS AG (Registered)*	120,000	1,139,977

		2,142,005

Commercial Banks (2.7%)
HSBC Holdings plc	624,928	3,491,011
ICICI Bank Ltd. (ADR)	59,290	787,964
Intesa Sanpaolo S.p.A.	1,151,905	3,167,836
KB Financial Group, Inc. (ADR)*	60,000	1,455,000
Mitsubishi UFJ Financial Group, Inc.	315,900	1,551,911
Sumitomo Mitsui Financial Group, Inc.	27,900	984,190
UniCredit S.p.A.	1,109,877	1,837,746

		13,275,658

Consumer Finance (0.4%)
American Express Co.	137,470	1,873,716

Diversified Financial Services (0.6%)
ING Groep N.V. (CVA)	304,220	1,699,221
JPMorgan Chase & Co.	53,190	1,413,790

		3,113,011

Insurance (2.8%)
ACE Ltd.	50,360	2,034,544
Aviva plc	986,260	3,049,253
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	19,300	2,357,347
Progressive Corp.*	304,770	4,096,109
Standard Life plc(b)§	314,150	749,198
Torchmark Corp.	46,620	1,222,842

		13,509,293

Real Estate Management & Development (0.9%)
Cheung Kong Holdings Ltd.	242,000	2,084,943
Swire Pacific Ltd., Class A	303,500	2,025,136

		4,110,079

Total Financials		38,023,762

Health Care (16.9%)
Biotechnology (2.9%)
Amgen, Inc.*	279,790	13,855,201

Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp.*	671,450	5,338,027
Covidien Ltd.	165,720	5,508,533
Olympus Corp.	46,000	752,306

		11,598,866

Health Care Providers & Services (1.3%)
Quest Diagnostics, Inc.	134,280	6,375,614

Life Sciences Tools & Services (0.4%)
Lonza Group AG (Registered)	19,280	1,906,068

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (9.9%)
Abbott Laboratories, Inc.	33,890	$1,616,553
Bristol-Myers Squibb Co.	63,900	1,400,688
GlaxoSmithKline plc	542,963	8,454,260
Merck & Co., Inc.	142,940	3,823,645
Merck KGaA*	39,550	3,490,668
Novartis AG (Registered)	195,320	7,372,120
Pfizer, Inc.	610,410	8,313,784
Roche Holding AG	40,080	5,502,763
Sanofi-Aventis S.A.	146,490	8,220,685

		48,195,166

Total Health Care		81,930,915

Industrials (10.3%)
Aerospace & Defense (0.6%)
BAE Systems plc	306,880	1,472,456
Empresa Brasileira de Aeronautica S.A. (ADR)	91,920	1,219,778

		2,692,234

Air Freight & Logistics (3.1%)
Deutsche Post AG (Registered)	294,000	3,165,493
FedEx Corp.	93,460	4,158,035
United Parcel Service, Inc., Class B	158,690	7,810,722

		15,134,250

Commercial Services & Supplies (0.8%)
Pitney Bowes, Inc.	133,870	3,125,865
Rentokil Initial plc	1,170,680	747,247

		3,873,112

Electrical Equipment (0.1%)
Shanghai Electric Group Co., Ltd., Class H	2,336,000	672,365

Industrial Conglomerates (3.6%)
General Electric Co.	321,320	3,248,545
Koninklijke Philips Electronics N.V.	201,430	2,973,172
Siemens AG (Registered)	109,860	6,291,356
Tyco International Ltd.	244,150	4,775,574

		17,288,647

Machinery (0.5%)
Ebara Corp.*	1,012,000	2,246,013

Professional Services (0.9%)
Adecco S.A. (Registered)	77,840	2,435,262
Randstad Holding N.V.	128,420	2,179,763

		4,615,025

Trading Companies & Distributors (0.7%)
Wolseley plc*	1,003,154	3,320,031

Total Industrials		49,841,677

Information Technology (16.1%)
Communications Equipment (1.3%)
Cisco Systems, Inc.*	280,250	4,699,793
Telefonaktiebolaget LM Ericsson, Class B	186,110	1,512,368

		6,212,161

Computers & Peripherals (0.4%)
Seagate Technology	340,330	2,045,383

Electronic Equipment, Instruments & Components (1.4%)
Flextronics International Ltd.*	611,240	1,766,484
Fujifilm Holdings Corp.	100,500	2,199,492
Tyco Electronics Ltd.	244,150	$2,695,416

		6,661,392

IT Services (2.3%)
Accenture Ltd., Class A	402,870	11,074,896

Office Electronics (0.5%)
Konica Minolta Holdings, Inc.	279,000	2,419,315

Semiconductors & Semiconductor Equipment (3.5%)
Samsung Electronics Co., Ltd. (GDR)(b)(m)	18,490	3,796,249
Samsung Electronics Co., Ltd. (GDR)§	25,690	5,267,664
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	858,895	7,687,110

		16,751,023

Software (6.7%)
Microsoft Corp.	518,560	9,525,947
Nintendo Co., Ltd.	6,100	1,789,343
Oracle Corp.*	758,790	13,711,335
SAP AG	216,800	7,699,107

		32,725,732

Total Information Technology		77,889,902

Materials (1.7%)
Construction Materials (0.8%)
CRH plc (Dublin Exchange)	135,744	2,919,693
CRH plc (Turquoise Exchange)	33,428	726,201

		3,645,894

Metals & Mining (0.5%)
Alcoa, Inc.	327,000	2,400,180

Paper & Forest Products (0.4%)
Stora Enso Oyj, Class R*	78,530	278,051
Svenska Cellulosa AB, Class B	175,570	1,332,901
UPM-Kymmene Oyj	78,530	452,991

		2,063,943

Total Materials		8,110,017

Telecommunication Services (8.1%)
Diversified Telecommunication Services (5.5%)
AT&T, Inc.	57,480	1,448,496
China Telecom Corp., Ltd. (ADR)	27,280	1,130,210
France Telecom S.A.	291,260	6,623,534
Singapore Telecommunications Ltd.	3,992,000	6,645,031
Telefonica S.A.	257,351	5,139,818
Telekom Austria AG	292,070	4,413,790
Telenor ASA	208,760	1,197,314

		26,598,193

Wireless Telecommunication Services (2.6%)
Sprint Nextel Corp.*	976,670	3,486,712
Turkcell Iletisim Hizmet A/S (ADR)	208,100	2,557,549
Vodafone Group plc	3,670,810	6,412,917

		12,457,178

Total Telecommunication Services		39,055,371

Total Common Stocks (86.9%) (Cost $745,246,861)		420,643,727

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (5.2%)
Federal Home Loan Bank
0.01%, 4/1/09 (o)(p)	$25,350,000	$25,349,992

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.004%, 4/1/09	216,927	216,927

Total Short-Term Investments (5.3%) (Cost/Amortized Cost $25,566,927)		25,566,919

Total Investments (92.2%) (Cost/Amortized Cost $770,813,788)		446,210,646
Other Assets Less Liabilities (7.8%)		37,944,641

Net Assets (100%)		$484,155,287

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $6,016,862 or 1.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2009.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$190,483,503	$255,727,143	$—	$446,210,646
Other Investments*	—	—	—	—

Total	$190,483,503	$255,727,143	$—	$446,210,646

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$1,157,242	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	(1,157,242)	—

Balance as of 3/31/09	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,829,836
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,042,326

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,288,628
Aggregate gross unrealized depreciation	(326,024,494)

Net unrealized depreciation	$(324,735,866)

Federal income tax cost of investments	$770,946,512

The Portfolio has a net capital loss carryforward of $27,529,602, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (2.2%)
BorgWarner, Inc.	58,200	$1,181,460
Johnson Controls, Inc.	87,300	1,047,600

		2,229,060

Hotels, Restaurants & Leisure (3.0%)
Carnival Corp.	64,300	1,388,880
Starbucks Corp.*	142,400	1,582,064

		2,970,944

Household Durables (0.9%)
Fortune Brands, Inc.	35,600	873,980

Media (5.8%)
Comcast Corp., Class A	205,400	2,801,656
Interpublic Group of Cos., Inc.*	204,400	842,128
News Corp., Class A	28,900	191,318
Omnicom Group, Inc.	46,400	1,085,760
Viacom, Inc., Class B*	48,500	842,930

		5,763,792

Multiline Retail (2.2%)
J.C. Penney Co., Inc.	59,800	1,200,186
Macy’s, Inc.	111,600	993,240

		2,193,426

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.*	31,900	532,730

Total Consumer Discretionary		14,563,932

Consumer Staples (3.6%)
Beverages (2.8%)
Constellation Brands, Inc., Class A*	18,500	220,150
PepsiCo, Inc.	50,200	2,584,296

		2,804,446

Food & Staples Retailing (0.8%)
SYSCO Corp.	37,300	850,440

Total Consumer Staples		3,654,886

Energy (14.6%)
Energy Equipment & Services (3.1%)
Baker Hughes, Inc.	51,200	1,461,760
Halliburton Co.	103,600	1,602,692

		3,064,452

Oil, Gas & Consumable Fuels (11.5%)
Anadarko Petroleum Corp.	48,500	1,886,165
Chevron Corp.	29,900	2,010,476
EOG Resources, Inc.	12,900	706,404
Hess Corp.	31,400	1,701,880
Marathon Oil Corp.	54,500	1,432,805
Peabody Energy Corp.	62,300	1,559,992
Ultra Petroleum Corp.*	44,700	1,604,283
Williams Cos., Inc.	54,700	622,486

		11,524,491

Total Energy		14,588,943

Financials (8.8%)
Capital Markets (3.7%)
Bank of New York Mellon Corp.	66,500	1,878,625
Morgan Stanley	81,300	1,851,201

		3,729,826

Commercial Banks (1.3%)
City National Corp./California	16,400	553,828
Wells Fargo & Co.	50,800	$723,392

		1,277,220

Consumer Finance (0.8%)
Discover Financial Services	117,700	742,687

Insurance (3.0%)
ACE Ltd.	38,800	1,567,520
Aflac, Inc.	23,300	451,088
MetLife, Inc.	23,600	537,372
Principal Financial Group, Inc.	58,500	478,530

		3,034,510

Total Financials		8,784,243

Health Care (18.0%)
Biotechnology (3.4%)
Amgen, Inc.*	31,000	1,535,120
Genzyme Corp.*	30,400	1,805,456

		3,340,576

Health Care Equipment & Supplies (4.0%)
Covidien Ltd.	62,000	2,060,880
Medtronic, Inc.	44,000	1,296,680
Zimmer Holdings, Inc.*	17,400	635,100

		3,992,660

Health Care Providers & Services (2.0%)
DaVita, Inc.*	9,000	395,550
Medco Health Solutions, Inc.*	39,500	1,632,930

		2,028,480

Life Sciences Tools & Services (1.7%)
Millipore Corp.*	17,894	1,027,295
Pharmaceutical Product Development, Inc.	21,600	512,352
Waters Corp.*	5,400	199,530

		1,739,177

Pharmaceuticals (6.9%)
Allergan, Inc.	50,900	2,430,984
Johnson & Johnson	48,200	2,535,320
Pfizer, Inc.	140,100	1,908,162

		6,874,466

Total Health Care		17,975,359

Industrials (11.0%)
Air Freight & Logistics (1.9%)
FedEx Corp.	42,900	1,908,621

Industrial Conglomerates (2.2%)
General Electric Co.	217,700	2,200,947

Machinery (4.9%)
Illinois Tool Works, Inc.	73,700	2,273,645
PACCAR, Inc.	67,850	1,747,816
Pall Corp.	42,600	870,318

		4,891,779

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	19,000	1,142,850
Ryder System, Inc.	31,900	903,089

		2,045,939

Total Industrials		11,047,286

Information Technology (18.5%)
Computers & Peripherals (3.7%)
Apple, Inc.*	27,700	2,911,824

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Seagate Technology	124,700	$749,447

		3,661,271

Semiconductors & Semiconductor Equipment (8.8%)
Analog Devices, Inc.	4,800	92,496
Broadcom Corp., Class A*	95,400	1,906,092
Intel Corp.	263,700	3,968,685
Intersil Corp., Class A	50,300	578,450
KLA-Tencor Corp.	34,500	690,000
Marvell Technology Group Ltd.*	114,700	1,050,652
National Semiconductor Corp.	46,700	479,609

		8,765,984

Software (6.0%)
Intuit, Inc.*	64,400	1,738,800
Microsoft Corp.	148,200	2,722,434
VMware, Inc., Class A*	67,000	1,582,540

		6,043,774

Total Information Technology		18,471,029

Materials (1.3%)
Chemicals (0.6%)
Celanese Corp., Class A	46,000	615,020

Metals & Mining (0.7%)
Alcoa, Inc.	87,900	645,186

Total Materials		1,260,206

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	81,500	2,053,800

Wireless Telecommunication Services (1.1%)
Sprint Nextel Corp.*	302,334	1,079,332

Total Telecommunication Services		3,133,132

Utilities (5.6%)
Electric Utilities (3.7%)
American Electric Power Co., Inc.	39,300	992,718
Exelon Corp.	51,000	2,314,890
Pepco Holdings, Inc.	30,800	384,384

		3,691,992

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc., Class A*	111,300	156,933

Multi-Utilities (1.8%)
Sempra Energy	38,800	1,794,112

Total Utilities		5,643,037

Total Common Stocks (99.1%) (Cost $143,512,980)		99,122,053

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $740,620)	$740,620	740,620

Total Investments (99.9%) (Cost/Amortized Cost $144,253,600)		99,862,673
Other Assets Less Liabilities (0.1%)		149,637

Net Assets (100%)		$100,012,310

*	Non-income producing.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$99,122,053	$740,620	$—	$99,862,673
Other Investments*	—	—	—	—

Total	$99,122,053	$740,620	$—	$99,862,673

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$14,360,929
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$16,148,907

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,486,090
Aggregate gross unrealized depreciation	(48,594,084)

Net unrealized depreciation	$(46,107,994)

Federal income tax cost of investments	$145,970,667

For the three months ended March 31, 2009, the Portfolio incurred approximately $453 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $828 as brokerage commissions with UBS AG, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $7,012,470 of which $5,281,512 expires in the year 2011, and $1,730,958 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.5%)
Internet & Catalog Retail (0.3%)
Liberty Media Corp., Interactive, Class A*	189,075	$548,317

Media (13.8%)
Comcast Corp., Class A	548,250	7,478,130
Liberty Media Corp., Entertainment Series, Class A*	116,920	2,332,554
News Corp., Class B	280,700	2,161,390
Time Warner Cable, Inc.	56,908	1,411,309
Time Warner, Inc.	226,633	4,374,019
Viacom, Inc., Class B*	383,128	6,658,765

		24,416,167

Multiline Retail (1.6%)
J.C. Penney Co., Inc.	57,400	1,152,018
Macy’s, Inc.	123,300	1,097,370
Target Corp.	19,300	663,727

		2,913,115

Specialty Retail (1.8%)
Home Depot, Inc.	71,700	1,689,252
Lowe’s Cos., Inc.	80,200	1,463,650

		3,152,902

Total Consumer Discretionary		31,030,501

Consumer Staples (15.8%)
Beverages (2.6%)
Coca-Cola Co.	76,700	3,370,965
Dr. Pepper Snapple Group, Inc.*	70,744	1,196,281

		4,567,246

Food & Staples Retailing (3.9%)
CVS Caremark Corp.	75,200	2,067,248
Wal-Mart Stores, Inc.	94,100	4,902,610

		6,969,858

Food Products (7.3%)
Cadbury plc (ADR)	153,992	4,665,958
Kraft Foods, Inc., Class A	181,336	4,041,979
Sara Lee Corp.	113,400	916,272
Unilever N.V. (N.Y. Shares)	168,400	3,300,640

		12,924,849

Household Products (0.3%)
Kimberly-Clark Corp.	12,100	557,931

Tobacco (1.7%)
Altria Group, Inc.	88,900	1,424,178
Philip Morris International, Inc.	45,800	1,629,564

		3,053,742

Total Consumer Staples		28,073,626

Energy (2.9%)
Energy Equipment & Services (1.1%)
Halliburton Co.	125,600	1,943,032

Oil, Gas & Consumable Fuels (1.8%)
BP plc (ADR)	21,700	870,170
ConocoPhillips	20,800	814,528
Total S.A. (ADR)	30,500	1,496,330

		3,181,028

Total Energy		5,124,060

Financials (19.6%)
Capital Markets (3.9%)
Bank of New York Mellon Corp.	208,587	$5,892,583
Goldman Sachs Group, Inc.	9,700	1,028,394

		6,920,977

Commercial Banks (2.4%)
Barclays plc (ADR)	10,100	85,850
PNC Financial Services Group, Inc.	47,400	1,388,346
U.S. Bancorp	61,800	902,898
Wells Fargo & Co.	127,000	1,808,480

		4,185,574

Diversified Financial Services (3.4%)
Bank of America Corp.	277,430	1,892,072
JPMorgan Chase & Co.	153,000	4,066,740

		5,958,812

Insurance (9.9%)
Aflac, Inc.	21,300	412,368
Berkshire Hathaway, Inc., Class B*	570	1,607,400
Chubb Corp.	216,880	9,178,362
MetLife, Inc.	72,300	1,646,271
Torchmark Corp.	42,800	1,122,644
Travelers Cos., Inc.	90,300	3,669,792

		17,636,837

Total Financials		34,702,200

Health Care (16.7%)
Health Care Equipment & Supplies (1.2%)
Boston Scientific Corp.*	253,100	2,012,145

Health Care Providers & Services (3.0%)
Cardinal Health, Inc.	109,100	3,434,468
UnitedHealth Group, Inc.	42,400	887,432
WellPoint, Inc.*	26,300	998,611

		5,320,511

Pharmaceuticals (12.5%)
Abbott Laboratories, Inc.	29,200	1,392,840
Bristol-Myers Squibb Co.	241,900	5,302,448
Eli Lilly & Co.	66,400	2,218,424
GlaxoSmithKline plc (ADR)	24,400	758,108
Pfizer, Inc.	254,700	3,469,014
Roche Holding AG (ADR)	35,900	1,234,960
Schering-Plough Corp.	203,100	4,783,005
Wyeth	70,500	3,034,320

		22,193,119

Total Health Care		29,525,775

Industrials (1.5%)
Electrical Equipment (0.5%)
Emerson Electric Co.	29,500	843,110

Industrial Conglomerates (1.0%)
General Electric Co.	172,900	1,748,019

Total Industrials		2,591,129

Information Technology (11.8%)
Communications Equipment (1.8%)
Cisco Systems, Inc.*	129,000	2,163,330
Telefonaktiebolaget LM Ericsson (ADR)	117,100	947,339

		3,110,669

Computers & Peripherals (4.2%)
Dell, Inc.*	315,161	2,987,726

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett-Packard Co.	54,900	$1,760,094
International Business Machines Corp.	28,500	2,761,365

		7,509,185

Internet Software & Services (2.7%)
eBay, Inc.*	311,100	3,907,416
Yahoo!, Inc.*	65,400	837,774

		4,745,190

IT Services (0.5%)
Computer Sciences Corp.*	15,100	556,284
Western Union Co.	32,000	402,240

		958,524

Semiconductors & Semiconductor Equipment (1.9%)
Intel Corp.	145,300	2,186,765
KLA-Tencor Corp.	61,000	1,220,000

		3,406,765

Software (0.7%)
Microsoft Corp.	63,400	1,164,658

Total Information Technology		20,894,991

Materials (4.6%)
Chemicals (1.2%)
E.I. du Pont de Nemours & Co.	96,959	2,165,094

Metals & Mining (1.0%)
Alcoa, Inc.	240,700	1,766,738

Paper & Forest Products (2.4%)
International Paper Co.	601,062	4,231,477

Total Materials		8,163,309

Telecommunication Services (4.8%)
Diversified Telecommunication Services (4.8%)
AT&T, Inc.	128,900	3,248,280
Verizon Communications, Inc.	175,900	5,312,180

Total Telecommunication Services		8,560,460

Total Common Stocks (95.2%) (Cost $263,112,440)		168,666,051

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.6%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $8,130,423)	$8,130,423	8,130,423

Total Investments (99.8%) (Cost/Amortized Cost $271,242,863)		176,796,474
Other Assets Less Liabilities (0.2%)		296,305

Net Assets (100%)		$177,092,779

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$168,666,051	$8,130,423	$—	$176,796,474
Other Investments*	—	—	—	—

Total	$168,666,051	$8,130,423	$—	$176,796,474

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,809,707
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$14,541,249

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,264
Aggregate gross unrealized depreciation	(99,089,332)

Net unrealized depreciation	$(98,617,068)

Federal income tax cost of investments	$275,413,542

For the three months ended March 31, 2009, the Portfolio incurred approximately $374 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $22,136,216, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (10.8%)
Banco Bradesco S.A. (Preference)	301,700	$3,006,920
Banco Bradesco S.A. (ADR)	466,200	4,615,380
BM&F Bovespa S.A.	2,448,500	7,441,287
Cia de Bebidas das Americas (Preference) (ADR)	242,700	11,588,925
Cia Vale do Rio Doce (Preference)	60,456	698,707
Cia Vale do Rio Doce (ADR)	2,383,585	26,886,839
Itau Unibanco Banco Multiplo S.A. (ADR)	2,419,279	26,321,753
Itau Unibanco Banco Multiplo S.A. (Preference)	219,130	2,418,245
Lojas Arapua S.A. (Preference)(b)*§†	1,248,000	—
Lojas Renner S.A.	570,400	3,530,960
NET Servicos de Comunicacao S.A. (Preference)*	1,517,008	11,019,112
PDG Realty S.A. Empreendimentos e Participacoes	645,600	3,617,976
Perdigao S.A.	803,727	10,051,135
Petroleo Brasileiro S.A. (Preference)	623,442	7,691,738
Petroleo Brasileiro S.A. (Preference) (ADR)	1,120,700	27,457,150
Ultrapar Participacoes S.A. (Preference)	226,500	5,409,247
Vivo Participacoes S.A. (ADR)	437,100	5,704,155

		157,459,529

China (8.5%)
BYD Electronic International Co., Ltd.	7,429,000	2,625,501
China Communications Services Corp., Ltd., Class H	9,100,000	5,449,460
China Construction Bank Corp., Class H^	41,626,000	23,639,338
China Railway Construction Corp. Ltd., Class H*	2,433,000	3,177,865
China Railway Group Ltd., Class H*^	2,216,300	1,296,009
Datang International Power Generation Co., Ltd., Class H	10,633,000	4,680,053
Dongfeng Motor Group Co., Ltd., Class H^	35,847,000	18,603,860
Focus Media Holding Ltd. (ADR)*	649,400	4,415,920
Industrial & Commercial Bank of China Ltd., Class H^	37,849,000	19,688,104
PetroChina Co., Ltd., Class H	30,168,000	24,045,568
Ping An Insurance Group Co. of China Ltd., Class H	2,540,000	15,164,439

		122,786,117

Czech Republic (2.3%)
CEZ A/S	395,652	14,117,668
Komercni Banka A/S	103,387	10,302,764
Telefonica O2 Czech Republic A/S	477,056	9,453,713

		33,874,145

Hong Kong (10.4%)
Anhui Conch Cement Co., Ltd., Class H*^	3,247,000	17,916,612
Beijing Enterprises Holdings Ltd.	1,629,000	6,845,629
Belle International Holdings Ltd.	10,222,000	5,199,408
China Life Insurance Co., Ltd., Class H	10,181,000	33,495,611
China Mobile Ltd.	5,487,500	47,770,296
China Resources Power Holdings Co., Ltd.	4,410,000	9,225,981
China Unicom Hong Kong Ltd.	4,364,000	4,572,629
GOME Electrical Appliances Holdings Ltd.§†	86,244,000	$12,462,684
Shanghai Industrial Holdings Ltd.	5,162,000	14,288,635

		151,777,485

Hungary (0.3%)
Richter Gedeon Nyrt	43,965	4,793,307

India (10.0%)
ACC Ltd.	306,459	3,489,954
Axis Bank Ltd.	628,700	5,195,753
Bharat Heavy Electricals Ltd.	508,487	15,232,792
HDFC Bank Ltd.	1,248,905	24,206,455
HDFC Bank Ltd. (ADR)	11,200	682,416
Hero Honda Motors Ltd.	384,736	8,150,875
Hindustan Petroleum Corp. Ltd.	1,006,268	5,341,442
Hindustan Unilever Ltd.	3,214,889	15,074,191
India Cements Ltd.	2,247,830	4,723,945
Infosys Technologies Ltd.	913,846	23,883,880
ITC Ltd.	2,339,455	8,527,844
Maruti Suzuki India Ltd.	455,040	7,048,011
Oil & Natural Gas Corp. Ltd.	218,130	3,372,837
State Bank of India Ltd.	713,376	15,130,734
Union Bank of India	1,579,000	4,590,942

		144,652,071

Indonesia (3.1%)
PT Astra International Tbk	4,648,400	5,783,881
PT Bank Central Asia Tbk	31,308,500	8,469,504
PT Bank Mandiri Persero Tbk	20,548,000	3,905,566
PT Bank Rakyat Indonesia	14,325,000	5,212,538
PT Bumi Resources Tbk	20,905,500	1,486,495
PT Perusahaan Gas Negara	27,905,000	5,235,249
PT Telekomunikasi Indonesia Tbk	23,632,500	15,457,474

		45,550,707

Israel (1.8%)
Check Point Software Technologies Ltd.*	343,889	7,637,775
Teva Pharmaceutical Industries Ltd. (ADR)	400,671	18,050,228

		25,688,003

Luxembourg (0.2%)
Millicom International Cellular S.A.	91,461	3,387,716

Malaysia (1.0%)
Bumiputra-Commerce Holdings Bhd	2,067,600	3,902,116
Digi.com Bhd	791,100	4,606,521
Sime Darby Bhd	993,600	1,561,719
Tenaga Nasional Bhd	2,589,300	4,334,299

		14,404,655

Mexico (3.4%)
America Movil S.A.B. de C.V. (ADR)	805,749	21,819,683
Desarrolladora Homex S.A.B. de C.V. (ADR)*	74,116	981,296
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	23,900	602,519
Grupo Financiero Banorte S.A.B. de C.V., Class O	4,863,424	6,434,208
Grupo Televisa S.A. (ADR)	817,600	11,152,064
Wal-Mart de Mexico S.A.B. de C.V.	3,536,902	8,259,846

		49,249,616

Panama (0.6%)
Copa Holdings S.A., Class A	319,184	9,151,005

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Poland (2.8%)
Bank Pekao S.A.	443,619	$10,665,164
Bank Zachodni WBK S.A.	161,137	3,161,877
KGHM Polska Miedz S.A.	128,515	1,696,101
PBG S.A.*	38,531	2,117,346
Polskie Gornictwo Naftowe I Gazownictwo S.A.	3,880,889	3,762,137
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,690,918	10,427,567
Telekomunikacja Polska S.A.	1,744,415	9,435,736

		41,265,928

Russia (5.1%)
Gazprom OAO (Chi-X Alt TS Exchange) (ADR)	151,897	2,238,981
Gazprom OAO (OTC Exchange) (ADR)	471,706	7,028,419
JSC RusHydro*	181,709,337	3,997,605
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	13,100	491,205
LUKOIL OAO (OTC Exchange) (ADR)	708,091	26,695,031
Mobile Telesystems OJSC (ADR)	171,400	5,128,288
Polyus Gold OAO (ADR)	261,582	5,990,228
Rosneft Oil Co. (GDR)*	3,123,746	13,468,587
Vimpel-Communications OJSC (ADR)	709,954	4,643,099
Wimm-Bill-Dann Foods OJSC (ADR)*	127,642	4,060,292

		73,741,735

South Africa (6.6%)
Anglo Platinum Ltd.	82,400	4,166,291
AngloGold Ashanti Ltd.	399,595	14,639,648
AngloGold Ashanti Ltd. (ADR)	84,540	3,107,690
Harmony Gold Mining Co., Ltd.*	693,300	7,500,731
Harmony Gold Mining Co., Ltd. (ADR)*	194,900	2,132,206
Impala Platinum Holdings Ltd.	610,500	10,245,748
Mr. Price Group Ltd.	1,727,931	4,430,791
MTN Group Ltd.	1,917,398	21,270,098
Naspers Ltd., Class N	756,556	12,810,884
Sasol Ltd.	148,152	4,305,126
Tiger Brands Ltd.	819,452	11,736,842

		96,346,055

South Korea (12.8%)
Amorepacific Corp.	14,596	6,443,172
Cheil Industries, Inc.	218,985	6,001,669
Cheil Worldwide, Inc.	46,021	5,501,204
Hyundai Development Co.	150,640	3,694,766
Hyundai Motor Co.	126,511	5,116,190
KB Financial Group, Inc.*	215,340	5,197,714
KT&G Corp.	202,130	11,131,453
LG Chem Ltd.§†	134,977	7,903,949
LG Electronics, Inc.	122,456	8,140,049
LG Telecom Ltd.	331,213	2,022,036
NHN Corp.*	162,440	17,851,863
Samsung Electronics Co., Ltd. (Preference)	32,097	7,381,157
Samsung Electronics Co., Ltd.	121,034	49,988,403
Samsung Fire & Marine Insurance Co., Ltd.	66,839	7,767,277
Shinhan Financial Group Co., Ltd.*	549,493	9,864,096
SK Telecom Co., Ltd.	98,457	13,674,202
SK Telecom Co., Ltd. (ADR)	95,400	1,473,930
SSCP Co., Ltd.*	317,125	1,803,731
Woongjin Coway Co., Ltd.	715,418	$15,519,357

		186,476,218

Taiwan (9.5%)
Acer, Inc.	6,166,475	9,314,853
Cathay Financial Holding Co., Ltd.	7,305,750	6,308,716
Chunghwa Telecom Co., Ltd.	8,199,010	14,955,041
First Financial Holding Co., Ltd.	9,063,908	4,200,747
Hon Hai Precision Industry Co., Ltd.	9,584,000	21,742,160
HTC Corp.	1,319,700	16,337,839
Siliconware Precision Industries Co.	2,802,000	2,975,291
Taiwan Fertilizer Co., Ltd.	746,000	1,533,744
Taiwan Semiconductor Manufacturing Co., Ltd.	24,071,223	36,653,415
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	452,100	4,046,295
Wistron Corp.	9,168,000	9,931,154
Yuanta Financial Holding Co., Ltd.	20,588,000	9,450,280

		137,449,535

Thailand (1.8%)
Advanced Info Service PCL (Foreign)	431,800	1,007,513
Advanced Info Service PCL (NVDR)	1,649,300	3,844,576
Bangkok Bank PCL (NVDR)	2,336,000	4,951,386
Kasikornbank PCL	327,700	422,087
Kasikornbank PCL (NVDR)	4,068,500	5,178,886
PTT Exploration & Production PCL (Foreign)	1,257,000	3,446,870
PTT PCL (Foreign)	578,000	2,509,855
Siam Commercial Bank PCL (Foreign)	2,640,100	4,057,111

		25,418,284

Turkey (4.0%)
Akbank TAS	4,814,589	14,163,289
Anadolu Efes Biracilik Ve Malt Sanayii A/S	860,763	5,349,348
Haci Omer Sabanci Holding A/S	1,673,375	2,886,476
Turk Telekomunikasyon AS*	1,333,323	3,090,947
Turkcell Iletisim Hizmet A/S	1,208,496	5,915,848
Turkiye Garanti Bankasi A/S*	11,393,559	16,215,122
Turkiye Halk Bankasi A/S	1,930,830	4,237,281
Turkiye Is Bankasi A/S, Class C	2,964,071	6,684,451

		58,542,762

United Kingdom (0.7%)
SABMiller plc	652,114	9,715,333

Total Common Stocks (95.7%) (Cost $1,993,902,439)		1,391,730,206

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.9%)
Comerica Bank
0.59%, 6/19/09(l)	$4,000,094	3,947,421
Links Finance LLC
0.37%, 6/22/09(l)	4,999,679	4,978,880
Monumental Global Funding II
0.40%, 3/26/10(l)	4,000,000	3,715,836

Total Short-Term Investments of Cash Collateral for Securities Loaned		12,642,137

Total Short-Term Investments (0.9%) (Cost/Amortized Cost $12,999,774)		12,642,137

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (96.6%) (Cost/Amortized Cost $2,006,902,213)		$1,404,372,343
Other Assets Less Liabilities (3.4%)		49,514,680

Net Assets (100%)		$1,453,887,023

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary	10.6%
Consumer Staples	7.0
Energy	9.2
Financials	24.0
Health Care	1.6
Industrials	3.9
Information Technology	14.5
Materials	7.9
Telecommunication Services	14.1
Utilities	2.9
Cash and Other	4.3

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $20,366,633 or 1.4% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2009, the market value of these securities amounted to $20,366,633 or 1.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2009.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$318,337,288	$1,065,668,422	$20,366,633	$1,404,372,343
Other Investments*	—	—	—	—

Total	$318,337,288	$1,065,668,422	$20,366,633	$1,404,372,343

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$13,638,372	$—
Total gains or losses (realized/unrealized) included in earnings	(423,172)	—
Purchases, sales, issuances, and settlements (net)	(752,516)	—
Transfers in and/or out of Level 3	7,903,949	—

Balance as of 3/31/09	$20,366,633	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$2,345,962	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$253,034,763
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$220,340,584

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,933,067
Aggregate gross unrealized depreciation	(692,409,365)

Net unrealized depreciation	$(657,476,298)

Federal income tax cost of investments	$2,061,848,641

At March 31, 2009, the Portfolio had loaned securities with a total value of $2,937,735. This was secured by collateral of $12,999,773, which was received as cash and subsequently invested in short-term investments currently valued at $12,642,137, as reported in the portfolio of investments.

For the three months ended March 31, 2009, the Portfolio incurred approximately $510 as brokerage commissions with BNP Paribas, $36,146 as brokerage commissions with Morgan Stanley & Co., Inc., and $3,214 as brokerage commissions with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $69,721,524 which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (23.4%)
Distributors (3.1%)
Li & Fung Ltd.	3,914,000	$9,193,605

Diversified Consumer Services (3.2%)
New Oriental Education & Technology Group, Inc. (ADR)*	101,827	5,116,807
Strayer Education, Inc.	23,530	4,232,341

		9,349,148

Hotels, Restaurants & Leisure (5.8%)
Ctrip.com International Ltd. (ADR)	254,302	6,967,875
Starbucks Corp.*	570,756	6,341,099
Wynn Resorts Ltd.*	194,584	3,885,843

		17,194,817

Household Durables (2.3%)
Gafisa S.A. (ADR)	199,508	1,993,085
Mohawk Industries, Inc.*	56,872	1,698,767
NVR, Inc.*	7,314	3,128,563

		6,820,415

Internet & Catalog Retail (2.5%)
priceline.com, Inc.*	94,687	7,459,442

Media (4.8%)
Discovery Communications, Inc., Class A*	151,296	2,423,762
Discovery Communications, Inc., Class C*	181,226	2,654,961
Groupe Aeroplan, Inc.	563,377	3,503,233
Morningstar, Inc.*	161,957	5,530,831

		14,112,787

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A	151,768	3,612,078

Textiles, Apparel & Luxury Goods (0.5%)
Lululemon Athletica, Inc.*	156,537	1,355,610

Total Consumer Discretionary		69,097,902

Energy (12.7%)
Energy Equipment & Services (2.1%)
IHS, Inc., Class A*	152,539	6,281,556

Oil, Gas & Consumable Fuels (10.6%)
Petrohawk Energy Corp.*	96,882	1,863,041
Range Resources Corp.	76,273	3,139,397
Southwestern Energy Co.*	446,080	13,244,115
Ultra Petroleum Corp.*	363,153	13,033,561

		31,280,114

Total Energy		37,561,670

Financials (8.7%)
Capital Markets (1.7%)
Calamos Asset Management, Inc., Class A	280,126	1,347,406
Greenhill & Co., Inc.	50,530	3,731,641

		5,079,047

Diversified Financial Services (4.4%)
IntercontinentalExchange, Inc.*	70,014	5,213,942
Leucadia National Corp.*	424,563	6,321,743
Moody’s Corp.	60,379	$1,383,887

		12,919,572

Insurance (1.0%)
Alleghany Corp.*	11,307	3,062,194

Real Estate Management & Development (1.6%)
Brookfield Asset Management, Inc., Class A	341,754	4,709,370

Total Financials		25,770,183

Health Care (13.3%)
Health Care Equipment & Supplies (4.0%)
Gen-Probe, Inc.*	131,076	5,974,444
Intuitive Surgical, Inc.*	22,506	2,146,172
Mindray Medical International Ltd. (ADR)	194,654	3,603,046

		11,723,662

Life Sciences Tools & Services (7.2%)
Illumina, Inc.*	358,378	13,345,997
Techne Corp.	144,109	7,884,203

		21,230,200

Pharmaceuticals (2.1%)
Allergan, Inc	92,317	4,409,060
Ironwood Pharmaceuticals, Inc. (Private Placement)(b)*†	185,024	1,887,245

		6,296,305

Total Health Care		39,250,167

Industrials (9.9%)
Air Freight & Logistics (5.2%)
C.H. Robinson Worldwide, Inc.	146,355	6,675,251
Expeditors International of Washington, Inc.	308,492	8,727,239

		15,402,490

Commercial Services & Supplies (1.1%)
Covanta Holding Corp.*	241,561	3,162,034

Construction & Engineering (1.3%)
Aecom Technology Corp.*	149,124	3,889,154

Professional Services (1.4%)
Corporate Executive Board Co.	158,098	2,292,421
Monster Worldwide, Inc.*	216,525	1,764,679

		4,057,100

Transportation Infrastructure (0.9%)
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)	147,821	2,697,733

Total Industrials		29,208,511

Information Technology (17.8%)
Computers & Peripherals (1.8%)
Teradata Corp.*	332,033	5,385,575

Internet Software & Services (9.9%)
Alibaba.com Ltd.(w)*	3,838,000	3,526,525
Baidu.com (ADR)*	43,135	7,617,641
Equinix, Inc.*	57,210	3,212,341
Tencent Holdings Ltd.	1,593,400	11,839,208

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	246,000	$3,151,260

		29,346,975

IT Services (2.6%)
Redecard S.A.	622,871	7,547,755

Software (3.5%)
Autodesk, Inc.*	190,300	3,198,943
Salesforce.com, Inc.*	217,159	7,107,614

		10,306,557

Total Information Technology		52,586,862

Materials (6.1%)
Chemicals (2.6%)
Intrepid Potash, Inc.*	105,012	1,937,471
Nalco Holding Co.	354,981	4,639,602
Rockwood Holdings, Inc.*	122,535	972,928

		7,550,001

Construction Materials (3.5%)
Martin Marietta Materials, Inc.	108,314	8,589,300
Texas Industries, Inc.	67,792	1,694,800

		10,284,100

Total Materials		17,834,101

Telecommunication Services (1.3%)
Wireless Telecommunication Services (1.3%)
Millicom International Cellular S.A.	37,312	1,382,036
NII Holdings, Inc.*	159,392	2,390,880

Total Telecommunication Services		3,772,916

Utilities (1.0%)
Gas Utilities (1.0%)
Questar Corp.	100,533	2,958,686

Total Utilities		2,958,686

Total Common Stocks (94.2%) (Cost $472,063,481)		278,040,998

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.8%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $17,195,792)	$17,195,792	17,195,792

Total Investments (100.0%) (Cost/Amortized Cost $489,259,273)		295,236,790
Other Assets Less Liabilities (0.0%)		16,982

Net Assets (100%)		$295,253,772

*	Non-income producing.

†	Securities (totaling $1,887,245 or 0.6% of net assets) at fair value.

(b)	Illiquid Security.

(w)	Restricted securities not registered under the Securities Act of 1933 (excluding Rule 144A, Regulation S, and Section 4(2)).

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$251,594,415	$41,755,130	$1,887,245	$295,236,790
Other Investments*	—	—	—	—

Total	$251,594,415	$41,755,130	$1,887,245	$295,236,790

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/08	$1,887,245	$—
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	$1,887,245	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/09.	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,505,657
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,301,892

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,772,519
Aggregate gross unrealized depreciation	(203,904,740)

Net unrealized depreciation	$(194,132,221)

Federal income tax cost of investments	$489,369,011

The Portfolio has a net capital loss carryforward of $20,518,785, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.1%)
Hotels, Restaurants & Leisure (6.1%)
Morgans Hotel Group Co.*	423,623	$1,317,468
Starwood Hotels & Resorts Worldwide, Inc.	1,453,452	18,458,840

Total Consumer Discretionary		19,776,308

Financials (90.2%)
Diversified REIT’s (7.7%)
Liberty Property Trust (REIT)	369,459	6,997,553
PS Business Parks, Inc. (REIT)	78,702	2,900,169
Vornado Realty Trust (REIT)	449,544	14,942,840

		24,840,562

Industrial REIT’s (1.5%)
AMB Property Corp. (REIT)	192,985	2,778,984
DCT Industrial Trust, Inc. (REIT)	647,181	2,051,564

		4,830,548

Mortgage REIT’s (0.2%)
Care Investment Trust, Inc. (REIT)	100,300	547,638

Office REIT’s (8.3%)
Boston Properties, Inc. (REIT)	503,953	17,653,474
Brandywine Realty Trust (REIT)	25,501	72,678
Douglas Emmett, Inc. (REIT)	54,514	402,858
Duke Realty Corp. (REIT)	4,799	26,394
Highwoods Properties, Inc. (REIT)	21,517	460,894
Kilroy Realty Corp. (REIT)	32,441	557,661
Mack-Cali Realty Corp. (REIT)	353,409	7,001,032
Parkway Properties, Inc./Maryland (REIT)	41,822	430,767
SL Green Realty Corp. (REIT)	11,580	125,064

		26,730,822

Real Estate Operating Companies (4.8%)
Brookfield Properties Corp.	2,361,636	13,555,791
Forest City Enterprises, Inc., Class A	562,175	2,023,830

		15,579,621

Residential REIT’s (21.0%)
Apartment Investment & Management Co. (REIT), Class A	2,213	12,127
AvalonBay Communities, Inc. (REIT)	476,213	22,410,584
BRE Properties, Inc. (REIT)	39,894	783,119
Camden Property Trust (REIT)	370,683	7,999,339
Equity Lifestyle Properties, Inc. (REIT)	227,730	8,676,513
Equity Residential (REIT)	1,173,059	21,525,633
Post Properties, Inc. (REIT)	592,275	6,005,669

		67,412,984

Retail REIT’s (18.9%)
Acadia Realty Trust (REIT)	314,291	3,334,627
Equity One, Inc. (REIT)	11,646	141,965
Federal Realty Investment Trust (REIT)	330,042	15,181,932
Ramco-Gershenson Properties Trust (REIT)	116,526	751,593
Regency Centers Corp. (REIT)	509,310	13,532,367
Simon Property Group, Inc. (REIT)	749,204	25,952,427
Taubman Centers, Inc. (REIT)	103,688	1,766,843
Weingarten Realty Investors (REIT)	7,874	74,960

		60,736,714

Specialized REIT’s (27.8%)
Extendicare Real Estate Investment
Trust (REIT)	30,160	102,383
HCP, Inc. (REIT)	722,028	12,888,200
Healthcare Realty Trust, Inc. (REIT)	502,297	7,529,432
Host Hotels & Resorts, Inc. (REIT)	2,233,161	8,753,991
LTC Properties, Inc. (REIT)	51,360	$900,854
Plum Creek Timber Co., Inc. (REIT)	484,362	14,080,403
Public Storage (REIT)	385,647	21,306,997
Senior Housing Properties Trust (REIT)	898,741	12,600,349
Sovran Self Storage, Inc. (REIT)	85,358	1,713,989
Strategic Hotels & Resorts, Inc. (REIT)	1,098,207	757,763
Ventas, Inc. (REIT)	385,214	8,709,688

		89,344,049

Total Financials		290,022,938

Health Care (0.8%)
Health Care Providers & Services (0.8%)
Assisted Living Concepts, Inc., Class A*	159,203	2,158,792
Capital Senior Living Corp.*	118,070	288,091

Total Health Care		2,446,883

Total Common Stocks (97.1%) (Cost $692,547,956)		312,246,129

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
JPMorgan Chase Nassau
0.004%, 4/1/09
(Amortized Cost $8,012,386)	$8,012,386	8,012,386

Total Investments (99.6%) (Cost/Amortized Cost $700,560,342)		320,258,515
Other Assets Less Liabilities (0.4%)		1,363,392

Net Assets (100%)		$321,621,907

*	Non-income producing.

Glossary:

REIT— Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities

•	Level 2 - Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Investments in Securities	$312,246,129	$8,012,386	$—	$320,258,515
Other Investments*	—	—	—	—

Total	$312,246,129	$8,012,386	$—	$320,258,515

Liabilities
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2009 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$55,599,087
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$32,051,751

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(389,216,038)

Net unrealized depreciation	$(389,216,038)

Federal income tax cost of investments	$709,474,553

For the three months ended March 31, 2009, the Portfolio incurred approximately $2,872 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $24,720,998, which expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2009 (Unaudited)

Note 1 Valuation

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), effective with the beginning of each Portfolio’s fiscal year. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s net assets as of March 31, 2009 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges, (including securities issued by ETFs) are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price or, if there is no reported sale during the day or official closing price, at a bid estimated by a broker.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

Options are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds and notes will be valued at a bid price estimated by a broker.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued in good faith under the direction of the Trustees.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund, as described above for securities held by such underlying funds. In addition, underlying investment companies traded on a securities exchange in the All Asset Allocation Portfolio are valued based on the official closing price on the date of valuation.

Investments in the EQ/Franklin Templeton Founding Strategy Portfolio and the Crossings Portfolios are valued based on the net asset value per share of each underlying open-end fund, as described above for securities held by such underlying funds.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale price on the respective exchange.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on March 31, 2009 are as follows:

Portfolios:	Market Value	Percentage of Total Investments*
EQ/AllianceBernstein International	$1,438,996,495	97.7%
EQ/BlackRock International Value	971,379,521	94.1
EQ/Davis New York Venture	15,091,307	6.1

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

Portfolios:	Market Value	Percentage of Total Investments*
EQ/Franklin Income	$3,470,491	0.4%
EQ/GAMCO Mergers & Acquisitions	1,983,028	1.4
EQ/GAMCO Small Company Value	9,803,186	1.2
EQ/International Core PLUS	987,287,280	67.1
EQ/International Growth	382,470,843	83.8
EQ/Mid Cap Value PLUS	8,017,608	1.1
EQ/Mutual Shares	144,432,096	27.6
EQ/Oppenheimer Global	57,789,749	57.1
EQ/Templeton Growth	223,089,222	50.0
EQ/T. Rowe Price Growth Stock	12,362,565	3.5
EQ/Van Kampen Mid Cap Growth	24,559,338	8.3
EQ/Van Kampen Emerging Markets Equity	1,052,424,396	75.6

*	excluding Investments of Cash Collateral for Securities on Loan

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent to certain broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned (or dividends declared during the term of the loan) would be for the account of the Portfolio. Risks of delay in recovery

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment returned. At March 31, 2009, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the investments purchased with cash collateral.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Reverse Repurchase Agreements:

Certain Portfolios may enter into reverse repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of borrowing a fixed rate of return for periods as short as overnight. A reverse repurchase agreement is a contract pursuant to which a financial institution, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the Portfolio which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price.

At March 31, 2009, the EQ/Short Duration Bond Portfolio had Reverse Repurchase Agreements as follows (FNMA- Federal National Mortgage Association; FHLB- Federal Home Loan Bank):

Counterparty:	Loan Amount	Amount to be Paid at Maturity	Yield	Trade Date	Maturity Date	Collateral	Collateral Coupon Rate	Collateral Maturity Date
Credit Suisse Securities	$571,000	$571,009	0.55%	3/31/09	4/1/09	FNMA	5.500%	1/1/21
(USA) LLC
Credit Suisse Securities	23,326,000	23,329,175	0.70	3/27/09	4/3/09	FNMA	5.500	12/1/18
(USA) LLC
Credit Suisse Securities	8,831,000	8,832,545	0.70	3/25/09	4/3/09	FNMA	6.500	4/1/21
(USA) LLC
JP Morgan Securities Inc.	9,237,431	9,238,124	0.30	3/25/09	4/3/09	FHLB	5.375	6/13/14
JP Morgan Securities Inc.	9,124,530	9,125,214	0.30	3/25/09	4/3/09	FHLB	5.250	9/12/14

	$51,089,961	$51,096,067

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

The EQ/AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2009 (Unaudited)

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Portfolio’s financial statements. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Portfolio’s financial statements. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Portfolio’s financial statements. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at March 31, 2009.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

March 31, 2009 (Unaudited)

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2009.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Subsequent Events

At a meeting held on March 3 and 4, 2009, the Trustees approved an investment strategy change, name change and additional investment subadviser for each of the following Portfolios of the Trust listed below. The changes became effective on May 1, 2009.

Current Name	New Name
EQ/Evergreen International Bond Portfolio	EQ/Global Bond PLUS Portfolio
EQ/Franklin Income Portfolio	EQ/AXA Franklin Income Core Portfolio
EQ/Franklin Small Cap Value Portfolio	EQ/AXA Franklin Small Cap Value Core Portfolio
EQ/Marsico Focus Portfolio	EQ/Focus PLUS Portfolio
EQ/Mutual Shares Portfolio	EQ/AXA Mutual Shares Core Portfolio
EQ/PIMCO Real Return Portfolio	EQ/PIMCO Ultra Short Bond Portfolio
EQ/Templeton Growth Portfolio	EQ/AXA Templeton Growth Core Portfolio
EQ/Van Kampen Emerging Markets Equity Portfolio	EQ/Global Multi-Sector Equity Portfolio

Each Portfolio added an index sleeve and is multi-managed. Each PLUS Portfolio is able to trade exchange-traded funds (ETFs). With the exception of EQ/Focus PLUS, each of the above portfolios added BlackRock Investment Management LLC as a new investment subadvisor. SSgA Funds Management, Inc. was added as a new subadvisor to EQ/Focus PLUS.

The following Portfolios had name changes effective May 1, 2009:

Current Name	New Name
EQ/AllianceBernstein Common Stock Portfolio	EQ/Common Stock Index Portfolio
EQ/Franklin Templeton Founding Strategy Portfolio	EQ/AXA Franklin Templeton Founding Strategy Core Portfolio

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	During the filing period of this report, the Registrant enhanced its processing and reconciliation controls over certain non-recurring cash items.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:     /s/ Steven M. Joenk

Steven M. Joenk

President

May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Steven M. Joenk

Steven M. Joenk

Chief Executive Officer

May 29, 2009

By:     /s/ Brian Walsh

Brian Walsh

Chief Financial Officer and Treasurer

May 29, 2009